UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT
OF
REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number: 811-7704
Schwab Capital Trust

(Exact name of registrant as specified in charter)
101 Montgomery Street, San Francisco, California 94104

(Address of principal executive offices) (Zip code)
Randall W. Merk
Schwab Capital Trust
101 Montgomery Street, San Francisco, California 94104

(Name and address of agent for service)
Registrant’s telephone number, including area code: (415) 627-7000
Date of fiscal year end: October 31
Date of reporting period: October 31, 2007
Item 1: Report(s) to Shareholders.

Annual report dated October 31, 2007 enclosed.

Prospectus Supplement and
Annual Report Enclosed

Schwab MarketTrack Portfolios ®

Schwab MarketTrack
All Equity Portfoliotm

Schwab MarketTrack
Growth Portfoliotm

Schwab MarketTrack
Balanced Portfoliotm

Schwab MarketTrack
Conservative Portfoliotm

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Supplement to the February 28, 2007 Schwab MarketTrack Portfolios™ Prospectus

The information provided in this supplement is as of October 19, 2007.

Under the sections of the prospectus titled “Policy regarding short-term or excessive trading” and “Trade activity monitoring”, these are deleted and replaced with the following disclosure.

Policy regarding short-term or excessive trading. Each fund is intended for long-term investment and not for short-term or excessive trading (collectively “market timing”). Market timing may adversely impact a fund’s performance by disrupting the efficient management of the fund, increasing fund transaction costs and taxes, causing the fund to maintain higher cash balances, and diluting the value of the fund’s shares.

In order to discourage market timing, each fund’s Board of Trustees has adopted policies and procedures that are reasonably designed to reduce the risk of market timing by fund shareholders. Each fund seeks to deter market timing through several methods. These methods may include: fair value pricing, imposition of redemption fees and trade activity monitoring. Fair value pricing and redemption fees are discussed more thoroughly in the subsequent pages of this prospectus and are considered to be key elements of the funds policy regarding short term or excessive trading. Trade activity monitoring is risk based and seeks to identify patterns of activity in amounts that might be detrimental to a fund.

Although these methods are designed to discourage market timing, there can be no guarantee that the fund will be able to identify and restrict investors that engage in such activities. In addition, some of these methods are inherently subjective and involve judgment in their application. Each fund and its service providers seek to make these judgments and applications uniformly and in a manner that they believe is consistent with interests of the fund’s long-term shareholders. Each fund may amend these policies and procedures in response to changing regulatory requirements or to enhance the effectiveness of the program.

Trade Activity Monitoring. The fund or its service providers maintain risk-based surveillance procedures designed to detect market timing in fund shares in amounts that might be detrimental to a fund. Under these procedures, the funds have requested that service providers to the funds monitor transactional activity in amounts and frequency determined by the funds to be significant to a fund and in a pattern of activity that potentially could be detrimental to a fund. If a fund, in its sole discretion based on these or other factors, determines that a shareholder has engaged in market timing, it may refuse to process future purchases or exchanges into the fund by that shareholder. These procedures may be modified from time to time as appropriate to improve the detection of market timing and to comply with applicable laws.

If trades are effected through a financial intermediary, the fund or its service providers will work with the intermediary to monitor possible market timing activity. The funds reserve the right to contact the intermediary to provide certain shareholder transaction information and may require the intermediary to restrict the shareholder from future purchases or exchanges in the fund. Transactions by fund shareholders investing through intermediaries may also be subject to the restrictions of the intermediary’s own frequent trading policies, which may differ from those of the funds. The funds may defer to an intermediary’s frequent trading policies with respect to those shareholders who invest in the funds through such intermediary. The funds will defer to an intermediary’s policies only after the funds determine that the intermediary’s frequent trading policies are reasonably designed to deter transactional activity in amounts and frequency that are deemed to be significant to a fund and in a pattern of activity that potentially could be detrimental to the fund. Shareholders should consult with their intermediary to determine if additional frequent trading restrictions apply to their fund transactions.

The funds reserve the right to restrict, reject or cancel within a reasonable time, without prior notice, any purchase or exchange order for any reason.

Please retain this supplement for your records.

Charles Schwab & Co., Inc. Member SIPC
©2007 All Rights Reserved

Schwab MarketTrack Portfolios ®

Annual Report
October 31, 2007

Schwab MarketTrack
All Equity Portfoliotm

Schwab MarketTrack
Growth Portfoliotm

Schwab MarketTrack
Balanced Portfoliotm

Schwab MarketTrack
Conservative Portfoliotm

Four portfolios that combine the power of
indexing with the benefits of asset allocation.

Fund investment adviser: Charles Schwab Investment Management, Inc. (CSIM).
Distributor and transfer agent: Charles Schwab & Co., Inc. (Schwab).

The industry/sector classification of the funds’ portfolio holdings uses the Global Industry Classification Standard (GICS) which was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor’s. GICS is a service mark of MSCI and S&P and has been licensed for use by Charles Schwab & Co., Inc.

Performance at a Glance

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwab.com/schwabfunds.

Total Return for the Report Period

Schwab MarketTrack All Equity Portfoliotm (Ticker Symbol: SWEGX)	16.55%

Benchmark: All Equity Composite Index	18.15%
Fund Category: Morningstar Large-Cap Blend	15.22%

Performance Details	pages 6-7

Schwab MarketTrack Growth Portfoliotm

Investor Shares (Ticker Symbol: SWHGX)	13.69%
P Shares (Ticker Symbol: SWPGX)	13.83%
Benchmark: Growth Composite Index	15.14%
Fund Category: Morningstar Large-Cap Blend	15.22%

Performance Details	pages 8-9

Schwab MarketTrack Balanced Portfoliotm (Ticker Symbol: SWBGX)	11.38%

Benchmark: Balanced Composite Index	12.66%
Fund Category: Morningstar Moderate Allocation	12.19%

Performance Details	pages 10-11

Schwab MarketTrack Conservative Portfoliotm

Investor Shares (Ticker Symbol: SWCGX)	9.12%
P Shares (Ticker Symbol: SWCPX)	9.32%
Benchmark: Conservative Composite Index	10.21%
Fund Category: Morningstar Conservative Allocation	8.12%

Performance Details	pages 12-13

Minimum Initial Investment[1]

Investor Shares	$ 100
P Shares	$100,000

All figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized.

Portfolio expenses may have been partially absorbed by CSIM and Schwab. Without these reductions, the fund’s returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of portfolio shares.

The All Equity Composite Index is composed of Morningstar category averages and is calculated using the following portion allocations: 45% large-cap stocks, 25% small-cap stocks and 30% foreign stocks. Source: Morningstar, Inc.

The Growth Composite Index is composed of Morningstar category averages and cash equivalents as represented by the 90-day T-bill and is calculated using the following portfolio allocations: 40% large-cap stocks, 20% small-cap stocks, 20% foreign stocks, 15% bonds and 5% cash. Source: Morningstar, Inc.

The Balanced Composite Index is composed of Morningstar category averages and cash equivalents as represented by the 90-day T-bill and is calculated using the following portfolio allocations: 30% large-cap stocks, 15% small-cap stocks, 15% foreign stocks, 35% bonds and 5% cash. Source: Morningstar, Inc.

The Conservative Composite Index is composed of Morningstar category averages and cash equivalents as represented by the 90-day T-bill and is calculated using the following portfolio allocations: 20% large-cap stocks, 10% small-cap stocks, 10% foreign stocks, 55% bonds and 5% cash. Source: Morningstar, Inc.

Source for category information: Morningstar, Inc.

[1]	Please see prospectus for further detail and eligibility requirements.

Schwab MarketTrack Portfolios 1

From the Chairman

Charles Schwab
Chairman

Dear Shareholder,

I have been a fan of mutual funds throughout my long investing career. I say this because I firmly believe they are a cost-effective and convenient way for investors to achieve a diversified portfolio. And, as we face increasing uncertainty in global markets, diversification is as important now as it has ever been.

Research has indicated that spreading your money across, and equally important, within, different asset classes, such as stocks, bonds, and cash equivalents, can be the most important factor in determining overall portfolio performance. By maintaining diversification, your portfolio can be better positioned to help you weather the market ups and downs.

With a broad range of investment strategies and styles, Schwab Funds® provides an uncomplicated, effective way to build a well diversified portfolio. You can choose from an array of funds across a range of investment objectives and styles. If you prefer a single investment solution, we offer asset allocation funds based on either risk tolerance or time horizon.

Here at Schwab, our goal is to help you reach your financial goals. With quality funds and services, backed by the guidance and support you need—whatever type of investor you are—we can help you be financially fit today and in the future.

Thank you for investing with us.

Sincerely,

2 Schwab MarketTrack Portfolios

From the President

Randall W. Merk is President and CEO of Charles Schwab Investment Management, Inc. and the funds covered in this report. He joined the firm in 2002 and has held a variety of executive positions at Schwab.

Dear Shareholder,

In returning to my role as President and CEO of Charles Schwab Investment Management, I would like to thank you for investing in Schwab Funds® and share my thoughts with you on the current market environment.

The reemergence of volatility during this past year has shaken financial markets, both domestically and globally. Subprime mortgage market issues have caused a chain reaction throughout equity and credit markets, and investors are undoubtedly concerned about their financial outlook in the near future. As riskier securities came under pressure during this past August’s market correction, investors fled to “safer haven” investments, such as U.S. Treasuries.

Attempting to time the market in this way can be both a frustrating and risky experience. We have always believed your best protection against swings in market volatility is to maintain a well-diversified investment portfolio that is built to provide long-term performance.

Thank you for entrusting us with your investments. I speak for all of us at Schwab when I say our goal is to give you the financial products, guidance, and personal relationship you need to be financially fit.

Sincerely,

Schwab MarketTrack Portfolios 3

The Investment Environment

Caroline Lee, managing director and portfolio manager, co-manages the portfolios.

Larry Mano, managing director and portfolio manager is responsible for the day-to-day co-management of the equity portions of the portfolios.

During the past year, the global economy benefited from positive earnings growth, an ample supply of liquidity, and reasonably low volatility. Investors became increasingly bullish, and firms financed a record level of private equity buyouts, acquisitions, and stock buybacks. However, the housing market correction, and more recently, turmoil in the subprime mortgage market, has had a ripple effect throughout the U.S. and global economy. Several key issues continued to resonate with investors, including the deterioration of the housing market, the lagged effects of monetary policy, tightening of lending standards, and rising energy prices.

The U.S. economy grew at a sub-par pace during the early part of the report period, consistent with the Federal Reserve’s (the Fed’s) engineered soft landing. Throughout its statements, the Fed noted that the economy would grow at a more moderate rate as a result of prior rate increases, lagged effects of higher energy prices, and a cooling housing market. As any rate below 3% is generally considered to be sub-par, the economy appeared to be on a trend of underperformance. However, Gross Domestic Product (GDP) in the second and third quarter of 2007 surprised on the upside; 3.8% and an advanced 3.9%, respectively. Though consumer spending weighed heavily in recent improved GDP readings, tightening credit conditions and continued deterioration in the U.S. housing market remained imminent threats to household equity, a meaningful underpinning of consumer spending.

The housing market remained a significant headwind for U.S. economic growth during the report period. New- and existing-home sales trended downward, and inventories reached an alarming 10.5-month supply (existing homes) by September 2007. Initial concerns that troubles in the housing market would spill over to the rest of the economy became more pronounced, as declining housing starts and home sales caused builders and mortgage lenders to layoff thousands of employees. Delinquency rates on subprime mortgages and foreclosures on residential homes continued on an upward trend as well, further pushing back a recovery in an already weakened market.

The recent tightening of lending standards had a detrimental effect on economic growth as well. Though subprime mortgages were able to find their way into securitized structures via relaxed access to credit and ample liquidity, the increased frequency of defaults by subprime borrowers stressed securities holding these mortgages, leading to wider spreads and higher risk. Evidence that subprime issues had emerged became more pronounced after February’s spike in volatility, which only compounded throughout the report period. Liquidity in the

 Asset Class Performance Comparison % returns during the report period

This graph compares the performance of various asset classes during the report period. Final performance figures for the period are in the key below.

14.56%	S&P 500® Index: measures U.S. large-cap stocks

9.27%	Russell 2000® Index: measures U.S. small-cap stocks

24.91%	MSCI-EAFE® Index: measures (in U.S. dollars) large-cap stocks in Europe, Australasia and the Far East

5.38%	Lehman Brothers U.S. Aggregate Bond Index: measures the U.S. bond market

4.97%	Three-Month U.S. Treasury Bills (T-bills): measures short-term U.S. Treasury obligations

These figures assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and you cannot invest in them directly. Remember that past performance is not an indication of future results.

Data source: Charles Schwab & Co., Inc.

4 Schwab MarketTrack Portfolios

The Investment Environment continued

Matthew Hastings, CFA, managing director and portfolio manager, has day-to-day co-management responsibility for the bond portions of the portfolios.

Andrew Tikofsky, PhD, managing director and portfolio manager, has day-to-day co-management responsibility for the bond portions of the portfolio.

Steven Hung, managing director and portfolio manager, has day-to-day co-management responsibility for the bond portions of the portfolios.

market for these riskier securities essentially dried up after this recent summer’s market correction, putting financial institutions laden with subprime debt into financial turmoil. While the Fed helped improve liquidity issues at first by pumping money into the banking system and using the discount rate to reduce rates, many lenders reduced or cancelled altogether certain subprime lending programs.

Market volatility also had a significant impact on quantitative strategies in July and August of 2007. In a recent report by Lehman Brothers, it is believed that several large multi-strategy managers experienced significant losses in their fixed income portfolios. In order to raise cash to cover potential redemptions, and hesitant to price their now lower-valued portfolios, money managers sold their most liquid holdings in the U.S. equity market. As trades came into the market, the adverse effect that followed was that long positions declined and short positions rallied. The end result was that billions of dollars were turned over during this “quant squeeze,” leading to wider spreads and volatility in market prices.

The timing of recent turmoil in the financial markets partially stems from the fact that monetary policy typically acts with a lagged effect on the broader economy. While generally accepted that the effects of Fed rate hikes have a lag of between three and 18 months, it’s also believed that most of the effects can be seen around the twelfth month. Working back from February 2007’s correction in global markets, the Fed funds target rate was 4.25%, yet the Fed didn’t stop raising rates until June 2006, when it finally reached 5.25%. The 12-month lag, therefore, would indicate that subsequent rate hikes were finally hitting the market, as we saw during the recent summer months.

The Fed held its target for the Fed funds rate for most of the period at 5.25%. However, as conditions in the market progressively worsened, the Fed cut twice, bringing the target rate down to 4.50% by the end of the report period. Although it noted recent economic growth was solid and conditions in financial markets were markedly improved, it also expressed its concern that conditions in the housing market could hinder the economic expansion in the near term.

Against this backdrop of economic data, the market priced in future Fed rate cuts. The housing market showed little to no sign that a bottom is anywhere in the near future, labor markets faced continued downward pressures, and energy prices remained elevated. Oil reached all time highs over the year, closing out just above $96 a barrel as of the end of the report period. While the tax-like effect of higher energy prices, declining equity values in residential real estate, and the lag effect of monetary policy remained significant headwinds for the U.S. economy, the Fed’s recent response to a volatile market eased investor concern toward the end of the period.

Nothing in this report represents a recommendation of a security by the investment adviser.

Manager views and portfolio holdings may have changed since the report date.

Schwab MarketTrack Portfolios 5

Schwab MarketTrack All Equity Portfoliotm

The Schwab MarketTrack Portfolios incorporate a mix of different asset classes. Accordingly, their returns over a given period will reflect a blend of returns of those asset classes, and will depend on their relative weightings within each portfolio. By spreading their exposure over various asset classes, the MarketTrack Portfolios are designed to provide more stable returns while seeking to reduce risk over various market cycles.

The Schwab MarketTrack All Equity Portfolio returned 16.55% for the report period, trailing its benchmark, the All Equity Composite Index, which was up 18.15%. The portfolio invests in different segments of the stock market including large-cap and international, so its performance reflects a blend of those segments’ returns. Unlike the other MarketTrack Portfolios, this fund does not have a defined allocation to fixed income. For the report period, the fund’s allocation to the international and small-cap segments positively contributed to returns. Performance of those segments, as measured by the MSCI EAFE and Russell 2000 Index, which returned 24.91% and 9.27%, respectively, contributed to that of large-cap domestic equities, as measured by the S&P 500 Index, which returned 14.56%.

As of 10/31/07:

 Statistics

Number of Holdings	5
Weighted Average
Market Cap

($ x 1,000,000)	$74,705

Price/Earnings Ratio (P/E)	20.0

Price/Book Ratio (P/B)	2.7

Portfolio Turnover Rate[1]	0%

 Asset Class Weightings % of Investments

Large-Cap Stocks	43.0%

International Stocks	30.6%

Small-Cap Stocks	24.3%

Short-Term Investments	2.1%

Total	100.0%

 Top Holdings % Net Assets2

Schwab Institutional Select

S&P 500 Fund	42.9%
Schwab International Index

Fund, Select Shares	30.5%
Schwab Small-Cap Index Fund,

Selelct Shares	24.2%

Total	97.6%

Manager views and portfolio holdings may have changed since the report date.

Small-company stocks are subject to greater volatility than other asset categories. Foreign securities can involve risks such as political and economic instability and currency risk.

[1]	Less than 1%.

[2]	This list is not a recommendation of any security by the investment adviser.

6 Schwab MarketTrack Portfolios

 Schwab MarketTrack All Equity Portfoliotm

Performance Summary as of 10/31/07

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwab.com/schwabfunds.

Performance of a Hypothetical
$10,000 Investment1

 Average Annual Total Returns1,2

Portfolio and Inception Date	1 Year	5 Years	Since Inception

Portfolio: Schwab MarketTrack All Equity Portfoliotm (5/19/98)	16.55%	16.92%	6.17%
Benchmark: All Equity Composite Index	18.15%	17.68%	6.58%
Fund Category: Morningstar Large-Cap Blend	15.22%	13.63%	5.32%

Fund Expense Ratios3: Net 0.80%; Gross 1.04%

 Style Assessment4

All figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized.

[1]	The All Equity Composite Index is composed of Morningstar category averages and is calculated using the following portion allocations: 45% large-cap stocks, 25% small-cap stocks and 30% foreign stocks. Source: Morningstar, Inc.
[2]	Portfolio expenses have been partially absorbed by CSIM and Schwab. Without these reductions, the portfolio’s returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of portfolio shares.
[3]	As of 2/28/07 (amended on 10/19/07) as stated in the prospectus. Includes expenses of the Underlying Funds in which the Portfolios invest. The annualized weighted average expense ratio of the Underlying Funds was 0.30%. Net Expense: Expenses reduced by a contractual fee waiver in effect through at least 2/27/08. Gross Expense: Does not reflect the effect of contractual fee waivers.
[4]	Source: Morningstar, Inc. This style assessment is the result of evaluating the fund based on a ten-factor model for value and growth characteristics. The portfolio’s market capitalization placement is determined by the geometric mean of its holdings’ market capitalizations. The assessment reflects the portfolio’s holding as of 10/31/07, which may have changed since then, and is not a precise indication of risk or performance—past, present, or future.

Schwab MarketTrack Portfolios 7

Schwab MarketTrack Growth Portfoliotm

The Schwab MarketTrack Portfolios incorporate a mix of different asset classes. Accordingly, their returns over a given period will reflect a blend of returns of those asset classes, and will depend on their relative weightings within each portfolio. By spreading their exposure over various asset classes, the MarketTrack Portfolios are designed to provide more stable returns while seeking to reduce risk over various market cycles.

The Schwab MarketTrack Growth Portfolio Investor Shares returned 13.69%, trailing its benchmark, the Growth Composite Index, which returned 15.14% for the report period. The fund has an 80% target stock allocation that is divided among large-cap, small-cap, and international stocks. For the report period, the target allocation to international stocks continued to drive returns, as the international sector posted the strongest returns over the period. The fund is designed to allocate 20% to fixed income in order to reduce volatility and risk over the long term. Within the fixed income allocation of the fund, the Schwab Total Bond Market Fund contributed to returns. However, during the report period, the markets experienced several spikes in volatility. Towards the end of the report period, the fixed income markets experienced a flight to safety, triggered in part by the increased frequency of defaults and the fear of contagion from the subprime mortgage market, as well as the market’s anxious anticipation of $200 billion in high yield securities to finance a number of leveraged buyouts (LBOs). The Federal Reserve’s (the Fed) subsequent moves to add liquidity into the banking system and cut the fed funds target rate eased stress in the financial system.

As of 10/31/07:

 Statistics

Number of Holdings	505
Weighted Average
Market Cap

($ x 1,000,000)	$69,135

Price/Earnings Ratio (P/E)	20.5

Price/Book Ratio (P/B)	2.6

Portfolio Turnover Rate	4%

 Asset Class Weightings % of Investments

Large-Cap Stocks	41.8%

International Stocks	20.5%

Small-Cap Stocks	19.3%

Bonds	14.4%

Short-Term Investments	4.0%

Total	100.0%

 Top Holdings % Net Assets1

Schwab Institutional Select

S&P 500 Fund	25.1%
Schwab International Index

Fund, Select Shares	20.5%
Schwab Small-Cap Index Fund,

Select Shares	19.3%

Schwab Total Bond Market Fund	14.5%
Schwab Value Advantage Money

Fund, Institutional Shares	3.5%

Exxon Mobil Corp.	0.6%

General Electric Co.	0.5%

Microsoft Corp.	0.4%

AT&T, Inc.	0.3%

The Procter & Gamble Co.	0.3%

Total	85.0%

Manager views and portfolio holdings may have changed since the report date.

Small-company stocks are subject to greater volatility than other asset categories. Foreign securities can involve risks such as political and economic instability and currency risk.

[1]	This list is not a recommendation of any security by the investment adviser.

8 Schwab MarketTrack Portfolios

 Schwab MarketTrack Growth Portfoliotm

Performance Summary as of 10/31/07

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwab.com/schwabfunds.

Performance of a Hypothetical
$10,000 Investment in Investor Shares1

Performance of a Hypothetical
$100,000 Investment in P Shares1

 Average Annual Total Returns1,2

Portfolio Class and Inception Date	1 Year	5 Years	10 Years	Since Inception

Investor Shares (11/20/95)	13.69%	13.94%	7.09%	8.83%
P Shares (4/6/06)	13.83%	n/a	n/a	11.78%
Benchmark: Growth Composite Index	15.14%	14.60%	7.65%	(11/20/95) 9.26%
				(4/6/06) 12.89%
Fund Category: Morningstar Large-Cap Blend	15.22%	13.63%	6.87%	(11/20/95) 9.30%
				(4/6/06) 12.25%

Fund Expense Ratios3: Investor Shares: Net 0.78%; Gross 0.99% / P Shares: Net 0.63%; Gross 0.84%

 Style Assessment4

All figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized.

[1]	The Growth Composite Index is composed of Morningstar category averages and cash equivalents as represented by the 90-day T-bill and is calculated using the following portfolio allocations: 40% large-cap stocks, 20% small-cap stocks, 20% foreign stocks, 15% bonds and 5% cash. Source: Morningstar, Inc.
[2]	Portfolio expenses have been partially absorbed by CSIM and Schwab. Without these reductions, the portfolio’s returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of portfolio shares.
[3]	As of 2/28/07 (amended on 10/19/07) as stated in the prospectus. Includes expenses of the Underlying Funds in which the Portfolios invest. The annualized weighted average expense ratio of the Underlying Funds was 0.28%. Net Expense: Expenses reduced by a contractual fee waiver in effect through at least 2/27/08. Gross Expense: Does not reflect the effect of contractual fee waivers.
[4]	Source: Morningstar, Inc. This style assessment is the result of evaluating the fund based on a ten-factor model for value and growth characteristics. The portfolio’s market capitalization placement is determined by the geometric mean of its holdings’ market capitalizations. The assessment reflects the portfolio’s holdings as of 10/31/07, which may have changed since then, and is not a precise indication of risk or performance—past, present, or future.

Schwab MarketTrack Portfolios 9

Schwab MarketTrack Balanced Portfoliotm

The Schwab MarketTrack Portfolios incorporate a mix of different asset classes. Accordingly, their returns over a given period will reflect a blend of returns of those asset classes, and will depend on their relative weightings within each portfolio. By spreading their exposure over various asset classes, the MarketTrack Portfolios are designed to provide more stable returns while seeking to reduce risk over various market cycles.

The Schwab MarketTrack Balanced Portfolio returned 11.38% for the report period, trailing its benchmark, the Balanced Composite Index, which returned 12.66%. The fund’s allocation is weighted toward stock investments, with a 60% target allocation to equities. However, the fund also maintains a considerable allocation to fixed income investments, seeking to reduce volatility and add income. Although the equity market led in performance for the period, bonds also positively contributed to performance. Within the fixed income allocation of the fund, the Schwab Total Bond Market Fund contributed to returns. However, during the report period, the markets experienced several spikes in volatility. Towards the end of the report period, the fixed income markets experienced a flight to safety, triggered in part by the increased frequency of defaults and the fear of contagion from the subprime mortgage market, as well as the market’s anxious anticipation of $200 billion in high yield securities to finance a number of leveraged buyouts (LBOs). The Federal Reserve’s (the Fed) subsequent moves to add liquidity into the banking system and cut the fed funds target rate eased stress in the financial system.

As of 10/31/07:

 Statistics

Number of Holdings	505

Portfolio Turnover Rate	6%

 Asset Class Weightings % of Investments

Bonds	33.5%

Large-Cap Stocks	31.8%

International Stocks	15.6%

Small-Cap Stocks	14.4%

Short-Term Investments	4.7%

Total	100.0%

 Top Holdings % Net Assets1

Schwab Total Bond Market Fund	33.4%
Schwab Institutional Select

S&P 500 Fund	16.5%
Schwab International Index

Fund, Select Shares	15.6%
Schwab Small-Cap Index Fund,

Select Shares	14.4%
Schwab Value Advantage Money

Fund, Institutional Shares	2.1%

Exxon Mobil Corp.	0.6%

General Electric Co.	0.5%

Microsoft Corp.	0.4%

AT&T, Inc.	0.3%

Bank of America Corp.	0.2%

Total	84.0%

Manager views and portfolio holdings may have changed since the report date.

Small-company stocks are subject to greater volatility than other asset categories. Foreign securities can involve risks such as political and economic instability and currency risk.

[1]	This list is not a recommendation of any security by the investment adviser.

10 Schwab MarketTrack Portfolios

 Schwab MarketTrack Balanced Portfoliotm

Performance Summary as of 10/31/07

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwab.com/schwabfunds.

Performance of a Hypothetical
$10,000 Investment1

 Average Annual Total Returns1,2

Portfolio and Inception Date	1 Year	5 Years	10 Years

Portfolio: Schwab MarketTrack Balanced Portfoliotm (11/20/95)	11.38%	11.44%	6.75%
Benchmark: Balanced Composite Index	12.66%	12.03%	7.34%
Fund Category: Morningstar Moderate Allocation	12.19%	11.20%	6.58%

Fund Expense Ratios3: Net 0.85%; Gross 1.08%

All figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized.

[1]	The Balanced Composite Index is composed of Morningstar category averages and cash equivalents as represented by the 90-day T-bill and is calculated using the following portfolio allocations: 30% large-cap stocks, 15% small-cap stocks, 15% foreign stocks, 35% bonds and 5% cash. Source: Morningstar, Inc.
[2]	Portfolio expenses have been partially absorbed by CSIM and Schwab. Without these reductions, the portfolio’s returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of portfolio shares.
[3]	As of 2/28/07 (amended on 10/19/07) as stated in the prospectus. Includes expenses of the Underlying Funds in which the Portfolios invest. The annualized weighted average expense ratio of the Underlying Funds was 0.35%. Net Expense: Expenses reduced by a contractual fee waiver in effect through at least 2/27/08. Gross Expense: Does not reflect the effect of contractual fee waivers.

Schwab MarketTrack Portfolios 11

Schwab MarketTrack Conservative Portfoliotm

The Schwab MarketTrack Portfolios incorporate a mix of different asset classes. Accordingly, their returns over a given period will reflect a blend of returns of those asset classes, and will depend on their relative weightings within each portfolio. By spreading their exposure over various asset classes, the MarketTrack Portfolios are designed to provide more stable returns while seeking to reduce risk over various market cycles.

The Schwab MarketTrack Conservative Portfolio Investor Shares returned 9.12% for the report period, trailing its benchmark, the Conservative Composite Index, which returned 10.21%. This portfolio is designed to seek income with more growth potential than an all-bond portfolio. As such, the portfolio’s allocation is weighted toward bond investments, for which the target allocation is 55%. Seeking to obtain long-term growth, the portfolio has a substantial 40% target allocation to stocks. Although equity markets led in performance for the report period, bonds also positively contributed to performance. Within the fixed income allocation of the fund, the Schwab Total Bond Market Fund contributed to returns. However, during the report period, the markets experienced several spikes in volatility. Towards the end of the report period, the fixed income markets experienced a flight to safety, triggered in part by the increased frequency of defaults and the fear of contagion from the subprime mortgage market, as well as the market’s anxious anticipation of $200 billion in high yield securities to finance a number of leveraged buyouts (LBOs). The Federal Reserve’s (the Fed) subsequent moves to add liquidity into the banking system and cut the fed funds target rate eased stress in the financial system.

As of 10/31/07:

 Statistics

Number of Holdings	506

Portfolio Turnover Rate	4%

 Asset Class Weightings % of Investments

Bonds	54.0%

Large-Cap Stocks	21.0%

International Stocks	10.8%

Small-Cap Stocks	9.6%

Short-Term Investments	4.6%

Total	100.0%

 Top Holdings % Net Assets1

Schwab Total Bond Market Fund	54.0%
Schwab S&P 500 Index Fund,

Select Shares	13.6%
Schwab International Index

Fund, Select Shares	10.8%
Schwab Small-Cap Index Fund,

Select Shares	9.6%
Schwab Value Advantage Money

Fund, Institutional Shares	2.9%
Schwab Institutional Select

S&P 500 Fund	1.3%

Exxon Mobil Corp.	0.2%

General Electric Co.	0.2%

Microsoft Corp.	0.1%

AT&T, Inc.	0.1%

Total	92.8%

Manager views and portfolio holdings may have changed since the report date.

Small-company stocks are subject to greater volatility than other asset categories. Foreign securities can involve risks such as political and economic instability and currency risk.

[1]	This list is not a recommendation of any security by the investment adviser.

12 Schwab MarketTrack Portfolios

 Schwab MarketTrack Conservative Portfoliotm

Performance Summary as of 10/31/07

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwab.com/schwabfunds.

Performance of a Hypothetical
$10,000 Investment in Investor Shares1

Performance of a Hypothetical
$100,000 Investment in P Shares1

 Average Annual Total Returns1,2

Portfolio Class and Inception Date	1 Year	5 Years	10 Years	Since Inception

Investor Shares (11/20/95)	9.12%	8.94%	6.26%	7.17%
P Shares (4/6/06)	9.32%	n/a	n/a	8.63%
Benchmark: Conservative Composite Index	10.21%	9.45%	6.93%	(11/20/95) 7.81%
				(4/6/06) 9.48%
Fund Category: Morningstar Conservative Allocation	8.12%	7.90%	5.37%	(11/20/95) 6.47%
				(4/6/06) 7.43%

Fund Expense Ratios3: Investor Shares: Net 0.88%; Gross 1.12% / P Shares: Net 0.73%; Gross 0.97%

All figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized.

[1]	The Conservative Composite Index is composed of Morningstar category averages and cash equivalents as represented by the 90-day T-bill and is calculated using the following portfolio allocations: 20% large-cap stocks, 10% small-cap stocks, 10% foreign stocks, 55% bonds and 5% cash. Source: Morningstar, Inc.
[2]	Portfolio expenses have been partially absorbed by CSIM and Schwab. Without these reductions, the portfolio’s returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of portfolio shares.
[3]	As of 2/28/07 (amended on 10/19/07) as stated in the prospectus. Includes expenses of the Underlying Funds in which the Portfolios invest. The annualized weighted average expense ratio of the Underlying Funds was 0.38%. Net Expense: Expenses reduced by a contractual fee waiver in effect through at least 2/27/08. Gross Expense: Does not reflect the effect of contractual fee waivers.

Schwab MarketTrack Portfolios 13

Fund Expenses (Unaudited)

 Examples for a $1,000 Investment

As a fund shareholder, you incur two types of costs: transaction costs, such as redemption fees; and, ongoing costs, such as management fees, transfer agent and shareholder services fees, and other fund expenses.

The expense examples below are intended to help you understand your ongoing cost (in dollars) of investing in a fund and to compare this cost with the ongoing cost of investing in other mutual funds. These examples are based on an investment of $1,000 invested for six-months beginning May 1, 2007 and held through October 31, 2007.

Actual Return lines in the table below provide information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number given for your fund or share class under the heading entitled ‘Expenses Paid During Period‘.

Hypothetical Return lines in the table below provide information about hypothetical account values and hypothetical expenses based on a fund’s or share class’ actual expense ratio and an assumed return of 5% per year before expenses. Because the return used is not an actual return, it may not be used to estimate the actual ending account value or expenses you paid for the period.

You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs, such as redemption fees. If these transactional costs were included, your costs would have been higher.

			Ending
		Beginning	Account Value	Expenses Paid
	Expense Ratio[1]	Account Value	(Net of Expenses)	During Period[2]
	(Annualized)	at 5/1/07	at 10/31/07	5/1/07 - 10/31/07

Schwab MarketTrack All Equity Portfoliotm
Actual Return	0.50%	$1,000	$1,062.00	$2.60
Hypothetical 5% Return	0.50%	$1,000	$1,022.68	$2.55

Schwab MarketTrack Growth Portfoliotm
Investor Shares
Actual Return	0.50%	$1,000	$1,050.80	$2.58
Hypothetical 5% Return	0.50%	$1,000	$1,022.68	$2.55
P Shares
Actual Return	0.35%	$1,000	$1,051.30	$1.81
Hypothetical 5% Return	0.35%	$1,000	$1,023.44	$1.79

Schwab MarketTrack Balanced Portfoliotm
Actual Return	0.50%	$1,000	$1,042.60	$2.57
Hypothetical 5% Return	0.50%	$1,000	$1,022.68	$2.55

Schwab MarketTrack Conservative Portfoliotm
Investor Shares
Actual Return	0.50%	$1,000	$1,034.20	$2.56
Hypothetical 5% Return	0.50%	$1,000	$1,022.68	$2.55
P Shares
Actual Return	0.35%	$1,000	$1,035.00	$1.80
Hypothetical 5% Return	0.35%	$1,000	$1,023.44	$1.79

[1]	Based on the most recent six-month expense ratio; may differ from the expense ratio provided in Financial Highlights; does not include expenses of underlying funds in which the portfolios invest.

[2]	Expenses for each fund or Share Class are equal to its annualized expense ratio, multiplied by the average account value over the period, multiplied by 184 days of the period, and divided by 365 days of the fiscal year.

14 Schwab MarketTrack Portfolios

Schwab MarketTrack All Equity Portfoliotm

Financial Statements

Financial Highlights

	11/1/06-	11/1/05-	11/1/04-	11/1/03-	11/1/02-
	10/31/07	10/31/06	10/31/05	10/31/04	10/31/03

Per—Share Data ($)

Net asset value at beginning of period	13.63	11.55	10.44	9.43	7.60

Income from investment operations:
Net investment income	0.21	0.11	0.12	0.08	0.09
Net realized and unrealized gains	2.01	2.10	1.11	1.02	1.85

Total income from investment operations	2.22	2.21	1.23	1.10	1.94
Less distributions:
Distributions from net investment income	(0.27)	(0.13)	(0.12)	(0.09)	(0.09)
Distributions from net realized gains	—	—	—	—	(0.02)

Total distributions	(0.27)	(0.13)	(0.12)	(0.09)	(0.11)

Net asset value at end of period	15.58	13.63	11.55	10.44	9.43

Total return (%)	16.55	19.31	11.81	11.75	25.77

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses[1]	0.50	0.50	0.50	0.50	0.50
Gross operating expenses[1]	0.72	0.74	0.75	0.76	0.76
Net investment income	1.24	0.89	1.07	0.83	1.10
Portfolio turnover rate	0 [2]	8	49	7	10
Net assets, end of period ($ x 1,000,000)	682	527	463	450	427
1 The expenses incurred by underlying funds in which the portfolio invests are not included in this ratio.
2 Less than 1%.

See financial notes 15

 Schwab MarketTrack All Equity Portfolio

Portfolio Holdings as of October 31, 2007

This section shows all the securities in the fund’s portfolio and their value as of the report date.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The schedule of portfolio holdings filed on a fund’s most recent Form N-Q is also available by visiting Schwab’s website at www.schwab.com/schwabfunds.

		Cost	Value
Holdings by Category		($ x 1,000)	($ x 1,000)

97.6%	Other Investment Companies	481,348	665,855
2.1%	Short-Term Investments	14,336	14,336

99.7%	Total Investments	495,684	680,191
0.3%	Other Assets and Liabilities, Net		2,209

100.0%	Total Net Assets		682,400

	Number	Value
Security	of Shares	($ x 1,000)

Other Investment Companies 97.6% of net assets
Schwab Institutional Select S&P 500 Fund (a)	23,619,442	292,645
Schwab International Index Fund, Select Shares (a)	8,029,852	208,374
Schwab Small-Cap Index Fund, Select Shares (a)	6,502,408	164,836

Total Other Investment Companies (Cost $481,348)		665,855

Security	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

Short-Term Investments 2.1% of net assets

Commercial Paper & Other Obligations 2.1%
Bank of America, London Time Deposit
4.75%, 11/01/07	13,997	13,997

U.S. Treasury Obligation 0.0%
U.S. Treasury Bill
3.92%, 12/20/07 (b)	340	339

Total Short-Term Investments (Cost $14,336)		14,336

End of Investments.

At 10/31/07 the tax basis cost of the fund’s investments was $509,184, and the unrealized appreciation and depreciation were $171,007 and $0 respectively, with net unrealized appreciation of $171,007.

(a)	Issuer is affiliated with the fund’s adviser.
(b)	All or a portion of this security is held as collateral for open futures contracts.

In addition to the above, the fund held the following at
10/31/07. All numbers are x 1,000 except number of futures contracts.

	Number of	Contract	Unrealized
	Contracts	Value	Gains

Futures Contract
S & P 500 Index, e-mini, Long, expires 12/21/07	100	7,775	285

16 See financial notes

 Schwab MarketTrack All Equity Portfolio

Statement of
Assets and Liabilities
As of October 31, 2007. All numbers x 1,000 except NAV.

Assets
Investments in affiliated underlying funds, at value (cost $481,348)		$665,855
Investments in unaffiliated issuers, at value (cost $14,336)	+	14,336

Total investments, at value (cost $495,684)		680,191
Receivables:
Fund shares sold		2,818
Due from brokers for futures		94
Interest		2
Prepaid expenses	+	3

Total assets		683,108

Liabilities
Payables:
Investment adviser and administrator fees		11
Transfer agent and shareholder services fees		14
Fund shares redeemed		627
Accrued expenses	+	56

Total liabilities		708

Net Assets
Total assets		683,108
Total liabilities	−	708

Net assets		$682,400
Net Assets by Source
Capital received from investors		513,004
Distributions in excess of net investment income		(2,051)
Net realized capital losses		(13,345)
Net unrealized capital gains		184,792

Net Asset Value (NAV)

		Shares
Net Assets	÷	Outstanding	=	NAV

$682,400		43,799		$15.58

See financial notes 17

 Schwab MarketTrack All Equity Portfolio

Statement of
Operations
For November 1, 2006 through October 31, 2007. All numbers x 1,000.

Investment Income
Dividends received from affiliated underlying funds		$9,925
Interest	+	519

Total investment income		10,444

Net Realized Gains and Losses
Net realized gains on sales of affiliated underlying funds		2
Net realized gains received from affiliated underlying funds		15,460
Net realized gains on futures contracts	+	270

Net realized gains		15,732

Net Unrealized Gains and Losses
Net unrealized gains on affiliated underlying funds		67,722
Net unrealized gains on futures contracts	+	191

Net unrealized gains		67,913

Expenses
Investment adviser and administrator fees		2,585
Transfer agent and shareholder service fees		1,497
Shareholder reports		59
Professional fees		36
Registration fees		34
Portfolio accounting fees		25
Custodian fees		10
Trustees’ fees		8
Other expense	+	38

Total expenses		4,292
Expense reduction by adviser and Schwab	−	1,299

Net expenses		2,993

Increase in Net Assets from Operations
Total investment income		10,444
Net expenses	−	2,993

Net investment income		7,451
Net realized gains		15,732
Net unrealized gains	+	67,913

Increase in net assets from operations		$91,096

18 See financial notes

 Schwab MarketTrack All Equity Portfolio

Statements of
Changes in Net Assets
For the current and prior report periods. All numbers x 1,000.

Operations

		11/1/06-10/31/07	11/1/05-10/31/06
Net investment income		$7,451	$4,438
Net realized gains		15,732	12,826
Net unrealized gains	+	67,913	69,571

Increase in net assets from operations		91,096	86,835

Distributions from net investment income		$10,516	$5,267

Transactions in Fund Shares

		11/1/06-10/31/07		11/1/05-10/31/06
		SHARES	VALUE	SHARES	VALUE
Shares Sold		11,711	$170,551	5,531	$70,097
Shares Reinvested		728	10,065	416	5,033
Shares Redeemed	+	(7,299)	(105,663)	(7,352)	(92,711)

Net transactions in fund shares		5,140	$74,953	(1,405)	($17,581)

Shares Outstanding and Net Assets
		11/1/06-10/31/07		11/1/05-10/31/06
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		38,659	$526,867	40,064	$462,880
Total increase or decrease	+	5,140	155,533	(1,405)	63,987

End of period		43,799	$682,400	38,659	$526,867

Distributions in excess of net investment income			($2,051)		($2,742)

See financial notes 19

Schwab MarketTrack Growth Portfoliotm

Financial Statements

Financial Highlights

	11/1/06-	11/1/05-	11/1/04-	11/1/03-	11/1/02-
Investor Shares	10/31/07	10/31/06	10/31/05	10/31/04	10/31/03

Per—Share Data ($)

Net asset value at beginning of period	19.16	16.81	15.57	14.36	12.05

Income from investment operations:
Net investment income	0.40	0.30	0.27	0.21	0.18
Net realized and unrealized gains	2.16	2.33	1.20	1.21	2.33

Total income from investment operations	2.56	2.63	1.47	1.42	2.51
Less distributions:
Distributions from net investment income	(0.46)	(0.28)	(0.23)	(0.21)	(0.20)
Distributions from net realized gains	(0.17)	—	—	—	—

Total distributions	(0.63)	(0.28)	(0.23)	(0.21)	(0.20)

Net asset value at end of period	21.09	19.16	16.81	15.57	14.36

Total return (%)	13.69	15.83	9.48	9.94	21.18

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses[1]	0.50	0.50	0.50	0.50	0.50
Gross operating expenses[1]	0.70	0.71	0.72	0.73	0.74
Net investment income	1.94	1.74	1.58	1.35	1.48
Portfolio turnover rate	4	7	33	9	9
Net assets, end of period ($ x 1,000,000)	686	602	657	614	578

	11/1/06-	4/6/06[2]-
P Shares	10/31/07	10/31/06

Per—Share Data ($)

Net asset value at beginning of period	19.18	18.32

Income from investment operations:
Net investment income	0.42	0.10
Net realized and unrealized gains	2.16	0.76

Total income from investment operations	2.58	0.86
Less distributions:
Distributions from net investment income	(0.49)	—
Distributions from net realized gains	(0.17)	—

Total distributions	(0.66)	—

Net asset value at end of period	21.10	19.18

Total return (%)	13.83	4.69	[3]

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses[1]	0.35	0.35	[4]
Gross operating expenses[1]	0.55	0.56	[4]
Net investment income	2.07	0.95	[4]
Portfolio turnover rate	4	7	[3]
Net assets, end of period ($ x 1,000,000)	138	119
1 The expenses incurred by underlying funds in which the portfolio invests are not included in this ratio.
2 Commencement of operations.
3 Not Annualized.
4 Annualized.

20 See financial notes

 Schwab MarketTrack Growth Portfolio

Portfolio Holdings as of October 31, 2007

This section shows all the securities in the fund’s portfolio and their value as of the report date.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The schedule of portfolio holdings filed on a fund’s most recent Form N-Q is also available by visiting Schwab’s website at www.schwab.com/schwabfunds.

		Cost	Value
Holdings by Category		($ x 1,000)	($ x 1,000)

16.7%	Common Stock	69,090	136,936
82.8%	Other Investment Companies	492,071	682,294
0.5%	Short-Term Investment	4,112	4,112

100.0%	Total Investments	565,273	823,342
0.0%	Other Assets and Liabilities, Net		237

100.0%	Total Net Assets		823,579

	Number	Value
Security	of Shares	($ x 1,000)

Common Stock 16.7% of net assets

Automobiles & Components 0.1%
Ford Motor Co. *	18,103	161
General Motors Corp.	5,425	213
Harley-Davidson, Inc.	3,000	154
Johnson Controls, Inc.	5,400	236
The Goodyear Tire & Rubber Co. *	1,600	48

		812

Banks 0.7%
BB&T Corp.	5,300	196
Comerica, Inc.	1,700	79
Commerce Bancorp, Inc.	1,800	73
Countrywide Financial Corp.	5,298	82
Fannie Mae	9,400	536
Fifth Third Bancorp	5,369	168
First Horizon National Corp.	1,200	31
Freddie Mac	6,600	345
Hudson City Bancorp, Inc.	3,500	55
Huntington Bancshares, Inc.	2,262	41
KeyCorp	4,400	125
M&T Bank Corp.	998	99
Marshall & Ilsley Corp.	2,056	88
MGIC Investment Corp.	900	18
National City Corp.	6,100	148
PNC Financial Services Group, Inc.	2,800	202
Regions Financial Corp.	7,173	195
Sovereign Bancorp, Inc.	3,885	56
SunTrust Banks, Inc.	3,500	254
Synovus Financial Corp.	2,750	73
U.S. Bancorp	17,972	596
Wachovia Corp.	18,552	848
Washington Mutual, Inc.	9,843	274
Wells Fargo & Co.	33,230	1,130
Zions Bancorp	900	53

		5,765

Capital Goods 1.6%
3M Co.	7,600	656
American Standard Cos., Inc.	2,100	78
Caterpillar, Inc.	6,600	492
Cooper Industries Ltd., Class A	1,800	94
Cummins, Inc.	800	96
Danaher Corp.	2,800	240
Deere & Co.	2,300	356
Dover Corp.	2,000	92
Eaton Corp.	1,400	130
Emerson Electric Co.	8,000	418
Fluor Corp.	800	126
General Dynamics Corp.	4,000	364
General Electric Co.	102,700	4,227
Goodrich Corp.	1,100	77
Honeywell International, Inc.	8,437	510
Illinois Tool Works, Inc.	4,200	241
Ingersoll-Rand Co., Ltd., Class A	3,300	166
ITT Corp.	1,800	121
L-3 Communications Holdings, Inc.	1,100	121
Lockheed Martin Corp.	3,900	429
Masco Corp.	4,500	108
Northrop Grumman Corp.	3,592	300
PACCAR, Inc.	3,543	197
Pall Corp.	1,000	40
Parker Hannifin Corp.	1,725	139
Precision Castparts Corp.	1,400	210
Raytheon Co.	4,500	286
Rockwell Automation, Inc.	1,900	131
Rockwell Collins, Inc.	1,900	142
Terex Corp. *	800	59
Textron, Inc.	3,000	208
The Boeing Co.	8,078	796
Tyco International Ltd.	4,950	204
United Technologies Corp.	10,000	766
W.W. Grainger, Inc.	900	81

		12,701

Commercial Services & Supplies 0.1%
Allied Waste Industries, Inc. *	3,100	39
Avery Dennison Corp.	1,200	69
Cintas Corp.	1,638	60
Equifax, Inc.	1,200	46
Monster Worldwide, Inc. *	954	39
Pitney Bowes, Inc.	2,300	92
R.R. Donnelley & Sons Co.	2,100	85
Robert Half International, Inc.	1,700	51
Waste Management, Inc.	5,517	201

		682

Consumer Durables & Apparel 0.2%
Brunswick Corp.	900	20
Centex Corp.	1,200	30
Coach, Inc. *	3,600	132
D.R. Horton, Inc.	2,660	34

See financial notes 21

 Schwab MarketTrack Growth Portfolio

Portfolio Holdings continued

	Number	Value
Security	of Shares	($ x 1,000)

Eastman Kodak Co.	3,100	89
Fortune Brands, Inc.	1,400	117
Harman International Industries, Inc.	700	59
Hasbro, Inc.	1,650	49
Jones Apparel Group, Inc.	1,200	25
KB Home	800	22
Leggett & Platt, Inc.	2,000	39
Lennar Corp., Class A	1,300	30
Liz Claiborne, Inc.	1,200	34
Mattel, Inc.	4,150	87
Newell Rubbermaid, Inc.	2,745	80
NIKE, Inc., Class B	4,600	305
Polo Ralph Lauren Corp.	500	34
Pulte Homes, Inc.	2,400	36
Snap-on, Inc.	600	30
The Black & Decker Corp.	900	81
The Stanley Works	600	34
VF Corp.	1,200	104
Whirlpool Corp.	907	72

		1,543

Consumer Services 0.3%
Apollo Group, Inc., Class A *	1,700	135
Carnival Corp.	4,300	206
Darden Restaurants, Inc.	1,800	78
H&R Block, Inc.	3,400	74
Harrah’s Entertainment, Inc.	1,780	157
International Game Technology	3,400	148
Marriott International, Inc., Class A	3,900	161
McDonald’s Corp.	12,400	740
Starbucks Corp. *	7,920	211
Starwood Hotels & Resorts Worldwide, Inc.	1,900	108
Wendy’s International, Inc.	1,000	35
Wyndham Worldwide Corp.	1,986	65
YUM! Brands, Inc.	6,240	251

		2,369

Diversified Financials 1.6%
American Capital Strategies Ltd.	900	39
American Express Co.	12,300	750
Ameriprise Financial, Inc.	2,300	145
Bank of America Corp.	45,610	2,202
Bank of New York Mellon Corp.	10,986	537
Capital One Financial Corp.	2,900	190
CIT Group, Inc.	2,000	70
Citigroup, Inc.	49,392	2,070
CME Group, Inc.	340	227
Discover Financial Services	5,450	105
E *TRADE Financial Corp. *	3,500	39
Federated Investors, Inc., Class B	1,100	47
Franklin Resources, Inc.	1,500	195
Janus Capital Group, Inc.	2,200	76
JPMorgan Chase & Co.	34,915	1,641
Legg Mason, Inc.	1,200	100
Lehman Brothers Holdings, Inc.	5,200	329
Leucadia National Corp.	1,500	76
Merrill Lynch & Co., Inc.	8,800	581
Moody’s Corp.	3,000	131
Morgan Stanley	10,900	733
Northern Trust Corp.	2,200	165
NYSE Euronext	2,500	235
SLM Corp.	4,110	194
State Street Corp.	3,300	263
T. Rowe Price Group, Inc.	2,400	154
The Bear Stearns Cos., Inc.	1,082	123
The Charles Schwab Corp. (a)	11,242	261
The Goldman Sachs Group, Inc.	4,179	1,036

		12,714

Energy 1.9%
Anadarko Petroleum Corp.	4,836	285
Apache Corp.	3,308	343
Baker Hughes, Inc.	3,360	291
BJ Services Co.	3,000	76
Chesapeake Energy Corp.	3,600	142
Chevron Corp.	21,635	1,980
ConocoPhillips	16,440	1,397
CONSOL Energy, Inc.	1,800	102
Devon Energy Corp.	4,600	430
El Paso Corp.	6,306	111
ENSCO International, Inc.	1,100	61
EOG Resources, Inc.	2,256	200
Exxon Mobil Corp.	57,298	5,271
Halliburton Co.	9,916	391
Hess Corp.	2,520	180
Marathon Oil Corp.	7,178	424
Murphy Oil Corp.	1,600	118
Nabors Industries Ltd. *	2,800	79
National-Oilwell Varco, Inc. *	3,200	234
Noble Corp.	2,600	138
Noble Energy	1,500	115
Occidental Petroleum Corp.	7,800	539
Peabody Energy Corp.	1,900	106
Rowan Cos., Inc.	1,100	43
Schlumberger Ltd.	11,400	1,101
Smith International, Inc.	1,900	125
Spectra Energy Corp.	5,674	147
Sunoco, Inc.	1,400	103
Tesoro Corp.	1,400	85
The Williams Cos., Inc.	5,000	182
Transocean, Inc. *	2,945	351
Valero Energy Corp.	6,000	423
Weatherford International Ltd. *	2,720	177
XTO Energy, Inc.	3,333	221

		15,971

Food & Staples Retailing 0.4%
Costco Wholesale Corp.	4,400	296
CVS Caremark Corp.	15,264	638
Safeway, Inc.	4,200	143
Supervalu, Inc.	2,043	79
Sysco Corp.	6,200	213
The Kroger Co.	7,200	212
Wal-Mart Stores, Inc.	24,800	1,121
Walgreen Co.	9,900	392
Whole Foods Market, Inc.	1,000	49

		3,143

22 See financial notes

 Schwab MarketTrack Growth Portfolio

Portfolio Holdings continued

	Number	Value
Security	of Shares	($ x 1,000)

Food, Beverage & Tobacco 0.8%
Altria Group, Inc.	20,300	1,481
Anheuser-Busch Cos., Inc.	7,800	400
Archer-Daniels-Midland Co.	6,532	234
Brown-Forman Corp., Class B	904	67
Campbell Soup Co.	1,800	67
Coca-Cola Enterprises, Inc.	4,000	103
ConAgra Foods, Inc.	4,900	116
Constellation Brands, Inc., Class A *	1,920	48
Dean Foods Co.	1,300	36
General Mills, Inc.	3,576	206
H.J. Heinz Co.	3,400	159
Kellogg Co.	2,500	132
Kraft Foods, Inc., Class A	14,048	469
McCormick & Co., Inc.	1,400	49
Molson Coors Brewing Co., Class B	1,600	92
PepsiCo, Inc.	16,460	1,213
Reynolds American, Inc.	2,284	147
Sara Lee Corp.	7,600	126
The Coca-Cola Co.	20,600	1,272
The Hershey Co.	1,700	73
The Pepsi Bottling Group, Inc.	1,932	83
Tyson Foods, Inc., Class A	2,500	40
UST, Inc.	1,600	85
Wm. Wrigley Jr. Co.	2,375	147

		6,845

Health Care Equipment & Services 0.7%
Aetna, Inc.	5,696	320
AmerisourceBergen Corp.	2,000	94
Baxter International, Inc.	6,100	366
Becton, Dickinson & Co.	2,600	217
Boston Scientific Corp. *	10,887	151
C.R. Bard, Inc.	1,000	84
Cardinal Health, Inc.	4,100	279
CIGNA Corp.	4,200	220
Coventry Health Care, Inc. *	1,650	100
Covidien Ltd.	4,950	206
Express Scripts, Inc. *	3,200	202
Hospira, Inc. *	1,530	63
Humana, Inc. *	1,400	105
IMS Health, Inc.	2,300	58
Laboratory Corp. of America Holdings *	1,300	89
Manor Care, Inc.	1,100	73
McKesson Corp.	2,654	175
Medco Health Solutions, Inc. *	2,641	249
Medtronic, Inc.	11,800	560
Patterson Cos., Inc. *	1,300	51
Quest Diagnostics, Inc.	1,802	96
St. Jude Medical, Inc. *	3,500	143
Stryker Corp.	2,884	205
Tenet Healthcare Corp. *	4,650	16
UnitedHealth Group, Inc.	12,600	619
Varian Medical Systems, Inc. *	900	44
WellPoint, Inc. *	5,902	468
Zimmer Holdings, Inc. *	2,300	160

		5,413

Household & Personal Products 0.4%
Avon Products, Inc.	4,800	197
Colgate-Palmolive Co.	5,300	404
Kimberly-Clark Corp.	4,960	352
The Clorox Co.	1,500	94
The Estee Lauder Cos., Inc., Class A	1,100	48
The Procter & Gamble Co.	31,717	2,205

		3,300

Insurance 0.7%
ACE Ltd.	2,500	151
AFLAC, Inc.	5,200	326
Ambac Financial Group, Inc.	1,015	37
American International Group, Inc.	25,551	1,613
AON Corp.	2,625	119
Assurant, Inc.	1,000	58
Cincinnati Financial Corp.	1,984	79
Genworth Financial, Inc., Class A	3,700	101
Lincoln National Corp.	3,168	198
Loews Corp.	4,800	236
Marsh & McLennan Cos., Inc.	5,200	135
MBIA, Inc.	1,350	58
MetLife, Inc.	7,310	503
Principal Financial Group, Inc.	3,065	207
Prudential Financial, Inc.	5,200	503
SAFECO Corp.	1,100	64
The Allstate Corp.	6,700	351
The Chubb Corp.	3,800	203
The Hartford Financial Services Group, Inc.	2,900	281
The Progressive Corp.	8,400	155
The Travelers Cos., Inc.	6,453	337
Torchmark Corp.	1,100	72
Unum Group	2,349	55
XL Capital Ltd., Class A	1,300	94

		5,936

Materials 0.5%
Air Products & Chemicals, Inc.	2,300	225
Alcoa, Inc.	8,472	335
Allegheny Technologies, Inc.	735	75
Ashland, Inc.	800	47
Ball Corp.	800	40
Bemis Co., Inc.	1,000	28
E.I. du Pont de Nemours & Co.	9,592	475
Eastman Chemical Co.	800	53
Ecolab, Inc.	2,200	104
Freeport-McMoRan Copper & Gold, Inc.	2,919	344
Hercules, Inc.	900	17
International Flavors & Fragrances, Inc.	1,100	58
International Paper Co.	4,846	179
MeadWestvaco Corp.	1,970	66
Monsanto Co.	4,986	487
Newmont Mining Corp.	4,201	214
Nucor Corp.	3,600	223
Pactiv Corp. *	1,500	41

See financial notes 23

 Schwab MarketTrack Growth Portfolio

Portfolio Holdings continued

	Number	Value
Security	of Shares	($ x 1,000)

PPG Industries, Inc.	1,700	127
Praxair, Inc.	3,200	274
Rohm & Haas Co.	1,505	78
Sealed Air Corp.	1,764	44
Sigma-Aldrich Corp.	1,200	62
Temple-Inland, Inc.	1,200	64
The Dow Chemical Co.	9,394	423
Titanium Metals Corp. *	900	32
United States Steel Corp.	900	97
Vulcan Materials Co.	800	68
Weyerhaeuser Co.	2,300	175

		4,455

Media 0.5%
CBS Corp., Class B	7,905	227
Clear Channel Communications, Inc.	5,217	197
Comcast Corp., Class A *	31,764	669
Dow Jones & Co., Inc.	800	48
Gannett Co., Inc.	2,500	106
Meredith Corp.	500	31
News Corp., Class A	24,300	527
Omnicom Group, Inc.	3,600	183
The DIRECTV Group, Inc. *	5,400	143
The E.W. Scripps Co., Class A	800	36
The Interpublic Group of Cos., Inc. *	3,700	38
The McGraw-Hill Cos., Inc.	3,800	190
The New York Times Co., Class A	1,400	27
The Walt Disney Co.	20,119	697
Time Warner, Inc.	39,250	717
Tribune Co.	803	24
Viacom, Inc., Class B *	6,905	285

		4,145

Pharmaceuticals & Biotechnology 1.3%
Abbott Laboratories	15,300	836
Allergan, Inc.	2,600	176
Amgen, Inc. *	12,138	705
Applied Biosystems Group-Applera Corp.	2,000	74
Barr Pharmaceuticals, Inc. *	1,100	63
Biogen Idec, Inc. *	3,125	233
Bristol-Myers Squibb Co.	19,000	570
Celgene Corp. *	2,600	172
Eli Lilly and Co.	9,900	536
Forest Laboratories, Inc. *	3,400	133
Genzyme Corp. *	2,400	182
Gilead Sciences, Inc. *	8,600	397
Johnson & Johnson	29,254	1,906
King Pharmaceuticals, Inc. *	2,133	23
Merck & Co., Inc.	21,600	1,258
Millipore Corp. *	400	31
Mylan Laboratories, Inc.	2,600	39
PerkinElmer, Inc.	1,000	28
Pfizer, Inc.	73,476	1,808
Schering-Plough Corp.	14,100	430
Thermo Fisher Scientific, Inc. *	3,530	208
Waters Corp. *	1,300	100
Watson Pharmaceuticals, Inc. *	1,000	31
Wyeth	13,100	637

		10,576

Real Estate 0.2%
Apartment Investment & Management Co., Class A	900	42
AvalonBay Communities, Inc.	600	73
Boston Properties, Inc.	800	87
CB Richard Ellis Group, Inc., Class A *	1,300	32
Developers Diversified Realty Corp.	1,200	60
Equity Residential	2,600	109
General Growth Properties, Inc.	2,400	130
Host Hotels & Resorts, Inc.	5,000	111
Kimco Realty Corp.	431	18
Plum Creek Timber Co., Inc.	1,700	76
ProLogis	1,700	122
Public Storage	800	65
Simon Property Group, Inc.	2,200	229
Vornado Realty Trust	1,200	134

		1,288

Retailing 0.6%
Abercrombie & Fitch Co., Class A	800	63
Amazon.com, Inc. *	3,000	267
AutoNation, Inc. *	2,190	39
AutoZone, Inc. *	800	100
Bed Bath & Beyond, Inc. *	2,800	95
Best Buy Co., Inc.	4,505	219
Big Lots, Inc. *	1,100	26
Circuit City Stores, Inc.	2,000	16
Dillard’s, Inc., Class A	500	12
eBay, Inc. *	11,036	398
Expedia, Inc. *	2,000	65
Family Dollar Stores, Inc.	1,700	43
Genuine Parts Co.	1,800	88
IAC/InterActiveCorp *	1,600	47
J.C. Penney Co., Inc.	2,800	158
Kohl’s Corp. *	3,200	176
Limited Brands, Inc.	3,738	82
Lowe’s Cos., Inc.	15,200	409
Macy’s, Inc.	5,144	165
Nordstrom, Inc.	2,600	103
Office Depot, Inc. *	3,300	62
OfficeMax, Inc.	700	22
RadioShack Corp.	1,900	39
Sears Holdings Corp. *	1,000	135
Staples, Inc.	7,125	166
Target Corp.	8,800	540
The Gap, Inc.	5,300	100
The Home Depot, Inc.	18,936	597
The Sherwin-Williams Co.	1,200	77
The TJX Cos., Inc.	5,200	150
Tiffany & Co.	1,400	76

		4,535

Semiconductors & Semiconductor Equipment 0.4%
Advanced Micro Devices, Inc. *	3,840	50
Altera Corp.	3,680	72

24 See financial notes

 Schwab MarketTrack Growth Portfolio

Portfolio Holdings continued

	Number	Value
Security	of Shares	($ x 1,000)

Analog Devices, Inc.	3,400	114
Applied Materials, Inc.	16,200	315
Broadcom Corp., Class A *	4,350	142
Intel Corp.	59,030	1,588
KLA-Tencor Corp.	1,800	95
Linear Technology Corp.	3,000	99
LSI Corp. *	3,000	20
MEMC Electronic Materials, Inc. *	2,000	146
Microchip Technology, Inc.	2,000	66
Micron Technology, Inc. *	5,400	57
National Semiconductor Corp.	3,400	85
Novellus Systems, Inc. *	1,325	38
NVIDIA Corp. *	4,200	149
Teradyne, Inc. *	1,700	21
Texas Instruments, Inc.	14,800	482
Xilinx, Inc.	3,200	78

		3,617

Software & Services 1.0%
Adobe Systems, Inc. *	4,800	230
Affiliated Computer Services, Inc., Class A *	1,271	64
Akamai Technologies, Inc. *	1,600	63
Autodesk, Inc. *	2,400	117
Automatic Data Processing, Inc.	5,700	283
BMC Software, Inc. *	2,400	81
CA, Inc.	5,625	149
Citrix Systems, Inc. *	1,800	77
Cognizant Technology Solutions Corp., Class A *	2,800	116
Computer Sciences Corp. *	1,680	98
Compuware Corp. *	3,600	36
Convergys Corp. *	1,354	25
Electronic Arts, Inc. *	2,866	175
Electronic Data Systems Corp.	4,600	99
Fidelity National Information Services, Inc.	1,600	74
Fiserv, Inc. *	1,800	100
Google, Inc., Class A *	2,100	1,485
Intuit, Inc. *	3,944	127
Microsoft Corp.	86,420	3,181
Novell, Inc. *	3,200	24
Oracle Corp. *	38,295	849
Paychex, Inc.	3,600	151
Symantec Corp. *	9,321	175
Unisys Corp. *	3,100	19
VeriSign, Inc. *	2,500	85
Western Union Co.	7,888	174
Yahoo!, Inc. *	12,600	392

		8,449

Technology Hardware & Equipment 1.3%
Agilent Technologies, Inc. *	4,437	163
Apple, Inc. *	8,000	1,520
Ciena Corp. *	457	22
Cisco Systems, Inc. *	61,500	2,033
Corning, Inc.	13,900	337
Dell, Inc. *	23,740	726
EMC Corp. *	23,186	589
Flextronics International Ltd. *	2,416	30
Hewlett-Packard Co.	28,403	1,468
International Business Machines Corp.	15,620	1,814
Jabil Circuit, Inc.	1,998	43
JDS Uniphase Corp. *	1,573	24
Juniper Networks, Inc. *	4,200	151
Lexmark International, Inc., Class A *	1,300	55
Molex, Inc.	1,875	54
Motorola, Inc.	24,131	453
Network Appliance, Inc. *	3,400	107
QLogic Corp. *	1,738	27
QUALCOMM, Inc.	16,200	692
SanDisk Corp. *	1,800	80
Sun Microsystems, Inc. *	30,800	176
Tektronix, Inc.	900	34
Tellabs, Inc. *	4,000	35
Teradata Corp. *	2,000	57
Tyco Electronics Ltd.	4,950	177
Xerox Corp. *	9,400	164

		11,031

Telecommunication Services 0.6%
ALLTEL Corp.	3,730	265
AT&T, Inc.	61,655	2,577
CenturyTel, Inc.	1,350	59
Citizens Communications Co.	2,576	34
Embarq Corp.	1,428	76
Qwest Communications International, Inc. *	15,773	113
Sprint Nextel Corp.	28,569	488
Verizon Communications, Inc.	27,258	1,256
Windstream Corp.	3,856	52

		4,920

Transportation 0.3%
Burlington Northern Santa Fe Corp.	3,800	331
C.H. Robinson Worldwide, Inc.	1,700	85
CSX Corp.	4,400	197
Expeditors International of Washington, Inc.	2,000	101
FedEx Corp.	2,920	302
Norfolk Southern Corp.	3,600	186
Ryder System, Inc.	400	19
Southwest Airlines Co.	7,480	106
Union Pacific Corp.	2,500	320
United Parcel Service, Inc., Class B	10,818	813

		2,460

Utilities 0.5%
Allegheny Energy, Inc. *	1,070	65
Ameren Corp.	1,800	97
American Electric Power Co., Inc.	3,860	186
CenterPoint Energy, Inc.	2,949	49
CMS Energy Corp.	1,000	17
Consolidated Edison, Inc.	2,100	99
Constellation Energy Group	1,700	161
Dominion Resources, Inc.	2,878	264
DTE Energy Co.	1,700	84
Duke Energy Corp.	11,348	218
Dynegy, Inc., Class A *	3,100	29

See financial notes 25

 Schwab MarketTrack Growth Portfolio

Portfolio Holdings continued

	Number	Value
Security	of Shares	($ x 1,000)

Edison International	3,200	186
Entergy Corp.	2,100	252
Exelon Corp.	6,524	540
FirstEnergy Corp.	3,195	223
FPL Group, Inc.	3,800	260
Integrys Energy Group, Inc.	165	9
Nicor, Inc.	500	22
NiSource, Inc.	2,646	54
PG&E Corp.	4,000	196
Pinnacle West Capital Corp.	800	32
PPL Corp.	3,600	186
Progress Energy, Inc.	2,475	119
Public Service Enterprise Group, Inc.	2,300	220
Questar Corp.	1,200	68
Sempra Energy	2,103	129
Southern Co.	7,200	264
TECO Energy, Inc.	1,300	22
The AES Corp. *	6,000	128
Xcel Energy, Inc.	3,850	87

		4,266

Total Common Stock (Cost $69,090)		136,936

Other Investment Companies 82.8% of net assets
Schwab Institutional Select S&P 500 Fund (a)	16,696,644	206,871
Schwab International Index Fund, Select Shares (a)	6,507,938	168,881
Schwab Small-Cap Index Fund, Select Shares (a)	6,272,591	159,010
Schwab Total Bond Market Fund (a)	12,149,316	119,063
Schwab Value Advantage Money Fund, Institutional Shares (a)	28,469,371	28,469

Total Other Investment Companies (Cost $492,071)		682,294

Security	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

Short-Term Investment 0.5% of net assets

Commercial Paper & Other Obligations 0.5%
Bank of America, London Time Deposit
4.75%, 11/01/07	4,112	4,112

Total Short-Term Investments (Cost $4,112)		4,112

End of Investments.

At 10/31/07, the tax basis cost of the fund’s investments was $570,325 and the unrealized appreciation and depreciation were $259,211 and ($6,194), respectively, with a net unrealized appreciation of $253,017.

*	Non-income producing security.
(a)	Issuer is affiliated with the fund’s adviser.

26 See financial notes

 Schwab MarketTrack Growth Portfolio

Statement of
Assets and Liabilities
As of October 31, 2007. All numbers x 1,000 except NAV.

Assets
Investments in affiliated underlying funds and stocks, at value (cost $492,152)		$682,555
Investments in unaffiliated issuers, at value (cost $73,121)	+	140,787

Total investments, at value (cost $565,273)		823,342
Receivables:
Fund shares sold		788
Dividends		741
Interest		1
Prepaid expenses	+	3

Total assets		824,875

Liabilities
Payables:
Investments bought		585
Investment adviser and administrator fees		15
Transfer agent and shareholder services fees		15
Fund shares redeemed		626
Accrued expenses	+	55

Total liabilities		1,296

Net Assets
Total assets		824,875
Total liabilities	−	1,296

Net assets		$823,579
Net Assets by Source
Capital received from investors		549,253
Net investment income not yet distributed		5,523
Net realized capital gains		10,734
Net unrealized capital gains		258,069

Net Asset Value (NAV) by Share Class

			Shares
Share Class	Net Assets	÷	Outstanding	=	NAV

Investor Shares	$685,888		32,520		$21.09
P Shares	$137,691		6,525		$21.10

See financial notes 27

 Schwab MarketTrack Growth Portfolio

Statement of
Operations
For November 1, 2006 through October 31, 2007. All numbers x 1,000.

Investment Income
Dividends received from affiliated underlying funds and stocks		$16,299
Dividends received from unaffiliated issuers		2,546
Interest	+	237

Total investment income		19,082

Net Realized Gains and Losses
Net realized gains on sales of affiliated underlying funds		2,872
Net realized gains received from affiliated underlying funds		16,620
Net realized gains on unaffiliated investments	+	331

Net realized gains		19,823

Net Unrealized Gains and Losses
Net unrealized gains on affiliated underlying funds and stocks		50,666
Net unrealized gains on unaffiliated investments	+	14,444

Net unrealized gains		65,110

Expenses
Investment adviser and administrator fees		3,300
Transfer agent and shareholder service fees:
Investor Shares		1,617
P Shares		135
Shareholder reports		43
Portfolio accounting fees		41
Professional fees		39
Registration fees		21
Custodian fees		15
Trustees’ fees		9
Overdraft expense		2
Other expenses	+	41

Total expenses		5,263
Expense reduction by adviser and Schwab	−	1,553

Net expenses		3,710

Increase in Net Assets from Operations
Total investment income		19,082
Net expenses	−	3,710

Net investment income		15,372
Net realized gains		19,823
Net unrealized gains	+	65,110

Increase in net assets from operations		$100,305

28 See financial notes

 Schwab MarketTrack Growth Portfolio

Statements of
Changes in Net Assets
For the current and prior report periods. All numbers x 1,000.

Operations

		11/1/06-10/31/07	11/1/05-10/31/06
Net investment income		$15,372	$11,553
Net realized gains		19,823	11,678
Net unrealized gains	+	65,110	78,692

Increase in net assets from operations		100,305	101,923

Distributions to Shareholders
Distributions from net investment income
Investor Shares		14,374	10,988
P Shares	+	3,227	—

Total distributions from net investment income		17,601	10,988

Distributions from net realized gains
Investor Shares		5,401	—
P Shares	+	1,126	—

Total distributions from net realized gains		6,527	—

Total distributions		$24,128	$10,988

Transactions in Fund Shares*

		11/1/06-10/31/07		11/1/05-10/31/06
		SHARES	VALUE	SHARES	VALUE

Shares Sold
Investor Shares		5,776	$114,724	4,979	$88,820
P Shares	+	1,197	23,356	7,185	131,591

Total shares sold		6,973	$138,080	12,164	$220,411

Shares Reinvested
Investor Shares		999	$19,078	616	$10,669
P Shares	+	228	4,353	—	—

Total shares reinvested		1,227	$23,431	616	$10,669

Shares Redeemed
Investor Shares		(5,670)	($112,764)	(13,275)	($240,466)
P Shares	+	(1,092)	(21,946)	(993)	(18,069)

Total shares redeemed		(6,762)	($134,710)	(14,268)	($258,535)

Net transactions in fund shares		1,438	$26,801	(1,488)	($27,455)

Shares Outstanding and Net Assets
		11/1/06-10/31/07		11/1/05-10/31/06
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		37,607	$720,601	39,095	$657,121
Total increase or decrease	+	1,438	102,978	(1,488)	63,480

End of period		39,045	$823,579	37,607	$720,601

Net investment income not yet distributed			$5,523		$3,726

*	The portfolio started to offer P Shares on 4/6/06.

See financial notes 29

Schwab MarketTrack Balanced Portfoliotm

Financial Statements

Financial Highlights

	11/1/06-	11/1/05-	11/1/04-	11/1/03-	11/1/02-
	10/31/07	10/31/06	10/31/05	10/31/04	10/31/03

Per—Share Data ($)

Net asset value at beginning of period	17.04	15.46	14.66	13.78	12.05

Income from investment operations:
Net investment income	0.47	0.38	0.34	0.29	0.25
Net realized and unrealized gains	1.41	1.58	0.74	0.88	1.77

Total income from investment operations	1.88	1.96	1.08	1.17	2.02
Less distributions:
Distributions from net investment income	(0.50)	(0.34)	(0.28)	(0.29)	(0.29)
Distributions from net realized gains	(0.29)	(0.04)	—	—	—

Total distributions	(0.79)	(0.38)	(0.28)	(0.29)	(0.29)

Net asset value at end of period	18.13	17.04	15.46	14.66	13.78

Total return (%)	11.38	12.92	7.41	8.61	17.12

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses[1]	0.50	0.50	0.50	0.50	0.50
Gross operating expenses[1]	0.72	0.73	0.73	0.74	0.74
Net investment income	2.65	2.35	2.20	2.03	1.98
Portfolio turnover rate	6	8	25	11	17
Net assets, end of period ($ x 1,000,000)	598	534	519	541	516
1 The expenses incurred by underlying funds in which the portfolio invests are not included in this ratio.

30 See financial notes

 Schwab MarketTrack Balanced Portfolio

Portfolio Holdings as of October 31, 2007

This section shows all the securities in the fund’s portfolio and their value as of the report date.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The schedule of portfolio holdings filed on a fund’s most recent Form N-Q is also available by visiting Schwab’s website at www.schwab.com/schwabfunds.

		Cost	Value
Holdings by Category		($ x 1,000)	($ x 1,000)

15.3%	Common Stock	46,798	91,456
82.0%	Other Investment Companies	383,880	490,863
2.7%	Short-Term Investment	15,831	15,831

100.0%	Total Investments	446,509	598,150
0.0%	Other Assets and Liabilities, Net		187

100.0%	Total Net Assets		598,337

	Number	Value
Security	of Shares	($ x 1,000)

Common Stock 15.3% of net assets

Automobiles & Components 0.1%
Ford Motor Co. *	12,185	108
General Motors Corp.	3,650	143
Harley-Davidson, Inc.	1,700	88
Johnson Controls, Inc.	3,600	157
The Goodyear Tire & Rubber Co. *	1,600	48

		544

Banks 0.6%
BB&T Corp.	3,600	133
Comerica, Inc.	1,100	51
Commerce Bancorp, Inc.	1,200	49
Countrywide Financial Corp.	3,498	54
Fannie Mae	6,300	359
Fifth Third Bancorp	4,058	127
First Horizon National Corp.	800	21
Freddie Mac	4,500	235
Hudson City Bancorp, Inc.	2,400	38
Huntington Bancshares, Inc.	1,597	29
KeyCorp	3,000	85
M&T Bank Corp.	500	50
Marshall & Ilsley Corp.	1,344	57
MGIC Investment Corp.	700	14
National City Corp.	4,100	99
PNC Financial Services Group, Inc.	2,100	152
Regions Financial Corp.	5,151	140
Sovereign Bancorp, Inc.	1,890	27
SunTrust Banks, Inc.	2,300	167
Synovus Financial Corp.	1,900	50
U.S. Bancorp	11,654	386
Wachovia Corp.	12,596	576
Washington Mutual, Inc.	6,234	174
Wells Fargo & Co.	22,470	764
Zions Bancorp	600	36

		3,873

Capital Goods 1.4%
3M Co.	5,000	432
American Standard Cos., Inc.	1,100	41
Caterpillar, Inc.	4,300	321
Cooper Industries Ltd., Class A	1,600	84
Cummins, Inc.	600	72
Danaher Corp.	2,000	171
Deere & Co.	1,500	232
Dover Corp.	1,400	64
Eaton Corp.	1,000	93
Emerson Electric Co.	5,600	293
Fluor Corp.	500	79
General Dynamics Corp.	2,600	237
General Electric Co.	68,560	2,822
Goodrich Corp.	700	49
Honeywell International, Inc.	5,700	344
Illinois Tool Works, Inc.	2,800	160
Ingersoll-Rand Co., Ltd., Class A	2,200	111
ITT Corp.	1,400	94
L-3 Communications Holdings, Inc.	700	77
Lockheed Martin Corp.	2,400	264
Masco Corp.	3,000	72
Northrop Grumman Corp.	2,456	205
PACCAR, Inc.	2,362	131
Pall Corp.	1,100	44
Parker Hannifin Corp.	1,050	84
Precision Castparts Corp.	900	135
Raytheon Co.	3,200	204
Rockwell Automation, Inc.	800	55
Rockwell Collins, Inc.	1,200	90
Terex Corp. *	500	37
Textron, Inc.	2,000	138
The Boeing Co.	5,484	541
Tyco International Ltd.	3,237	133
United Technologies Corp.	6,900	528
W.W. Grainger, Inc.	600	54

		8,491

Commercial Services & Supplies 0.1%
Allied Waste Industries, Inc. *	2,100	27
Avery Dennison Corp.	700	40
Cintas Corp.	402	15
Equifax, Inc.	900	35
Monster Worldwide, Inc. *	666	27
Pitney Bowes, Inc.	1,600	64
R.R. Donnelley & Sons Co.	1,800	72
Robert Half International, Inc.	1,200	36
Waste Management, Inc.	3,712	135

		451

Consumer Durables & Apparel 0.2%
Brunswick Corp.	600	13
Centex Corp.	800	20
Coach, Inc. *	2,700	99
D.R. Horton, Inc.	1,790	23

See financial notes 31

 Schwab MarketTrack Balanced Portfolio

Portfolio Holdings continued

	Number	Value
Security	of Shares	($ x 1,000)

Eastman Kodak Co.	2,000	57
Fortune Brands, Inc.	1,000	84
Harman International Industries, Inc.	300	25
Hasbro, Inc.	1,275	38
Jones Apparel Group, Inc.	800	17
KB Home	600	17
Leggett & Platt, Inc.	300	6
Lennar Corp., Class A	900	21
Liz Claiborne, Inc.	800	23
Mattel, Inc.	2,825	59
Newell Rubbermaid, Inc.	1,872	55
NIKE, Inc., Class B	2,600	172
Polo Ralph Lauren Corp.	500	34
Pulte Homes, Inc.	700	10
Snap-on, Inc.	650	32
The Black & Decker Corp.	600	54
The Stanley Works	600	35
VF Corp.	800	70
Whirlpool Corp.	271	21

		985

Consumer Services 0.3%
Apollo Group, Inc., Class A *	1,100	87
Carnival Corp.	2,870	138
Darden Restaurants, Inc.	950	41
H&R Block, Inc.	1,200	26
Harrah’s Entertainment, Inc.	1,200	106
International Game Technology	2,100	92
Marriott International, Inc., Class A	2,200	90
McDonald’s Corp.	8,100	484
Starbucks Corp. *	4,880	130
Starwood Hotels & Resorts Worldwide, Inc.	1,200	68
Wendy’s International, Inc.	800	28
Wyndham Worldwide Corp.	1,283	42
YUM! Brands, Inc.	4,120	166

		1,498

Diversified Financials 1.4%
American Capital Strategies Ltd.	600	26
American Express Co.	8,310	507
Ameriprise Financial, Inc.	1,842	116
Bank of America Corp.	30,427	1,469
Bank of New York Mellon Corp.	7,422	363
Capital One Financial Corp.	2,400	157
CIT Group, Inc.	1,300	46
Citigroup, Inc.	32,666	1,369
CME Group, Inc.	230	153
Discover Financial Services	3,605	70
E *TRADE Financial Corp. *	2,400	27
Federated Investors, Inc., Class B	700	30
Franklin Resources, Inc.	1,210	157
Janus Capital Group, Inc.	1,400	48
JPMorgan Chase & Co.	23,413	1,100
Legg Mason, Inc.	800	66
Lehman Brothers Holdings, Inc.	3,600	228
Leucadia National Corp.	1,000	51
Merrill Lynch & Co., Inc.	5,900	390
Moody’s Corp.	2,000	87
Morgan Stanley	7,210	485
Northern Trust Corp.	1,400	105
NYSE Euronext	1,500	141
SLM Corp.	2,200	104
State Street Corp.	2,400	191
T. Rowe Price Group, Inc.	2,000	129
The Bear Stearns Cos., Inc.	902	102
The Charles Schwab Corp. (a)	6,883	160
The Goldman Sachs Group, Inc.	2,779	689

		8,566

Energy 1.7%
Anadarko Petroleum Corp.	3,020	178
Apache Corp.	2,048	213
Baker Hughes, Inc.	1,750	152
BJ Services Co.	1,200	30
Chesapeake Energy Corp.	2,300	91
Chevron Corp.	14,127	1,293
ConocoPhillips	10,585	899
CONSOL Energy, Inc.	1,200	68
Devon Energy Corp.	2,600	243
El Paso Corp.	3,222	57
ENSCO International, Inc.	800	44
EOG Resources, Inc.	1,518	135
Exxon Mobil Corp.	37,910	3,487
Halliburton Co.	6,748	266
Hess Corp.	1,800	129
Marathon Oil Corp.	4,436	262
Murphy Oil Corp.	1,100	81
Nabors Industries Ltd. *	2,000	56
National-Oilwell Varco, Inc. *	2,260	166
Noble Corp.	1,800	95
Noble Energy	1,000	77
Occidental Petroleum Corp.	5,400	373
Peabody Energy Corp.	1,300	72
Rowan Cos., Inc.	600	23
Schlumberger Ltd.	7,800	753
Smith International, Inc.	1,300	86
Spectra Energy Corp.	3,756	98
Sunoco, Inc.	500	37
Tesoro Corp.	900	55
The Williams Cos., Inc.	3,000	109
Transocean, Inc. *	1,616	193
Valero Energy Corp.	4,000	282
Weatherford International Ltd. *	1,820	118
XTO Energy, Inc.	2,266	150

		10,371

Food & Staples Retailing 0.3%
Costco Wholesale Corp.	3,000	202
CVS Caremark Corp.	10,189	425
Safeway, Inc.	2,800	95
Supervalu, Inc.	786	30
Sysco Corp.	3,500	120
The Kroger Co.	5,300	156
Wal-Mart Stores, Inc.	16,640	752
Walgreen Co.	6,600	262
Whole Foods Market, Inc.	800	40

		2,082

32 See financial notes

 Schwab MarketTrack Balanced Portfolio

Portfolio Holdings continued

	Number	Value
Security	of Shares	($ x 1,000)

Food, Beverage & Tobacco 0.7%
Altria Group, Inc.	13,640	995
Anheuser-Busch Cos., Inc.	5,200	267
Archer-Daniels-Midland Co.	3,746	134
Brown-Forman Corp., Class B	204	15
Campbell Soup Co.	1,200	44
Coca-Cola Enterprises, Inc.	1,800	46
ConAgra Foods, Inc.	3,800	90
Constellation Brands, Inc., Class A *	1,290	32
Dean Foods Co.	800	22
General Mills, Inc.	2,392	138
H.J. Heinz Co.	2,300	108
Kellogg Co.	1,700	90
Kraft Foods, Inc., Class A	9,439	315
McCormick & Co., Inc.	900	32
Molson Coors Brewing Co., Class B	400	23
PepsiCo, Inc.	11,070	816
Reynolds American, Inc.	1,228	79
Sara Lee Corp.	5,100	84
The Coca-Cola Co.	13,810	853
The Hershey Co.	700	30
The Pepsi Bottling Group, Inc.	926	40
Tyson Foods, Inc., Class A	1,700	27
UST, Inc.	1,100	59
Wm. Wrigley Jr. Co.	1,000	62

		4,401

Health Care Equipment & Services 0.6%
Aetna, Inc.	4,136	232
AmerisourceBergen Corp.	1,400	66
Baxter International, Inc.	4,600	276
Becton, Dickinson & Co.	1,800	150
Boston Scientific Corp. *	7,307	101
C.R. Bard, Inc.	600	50
Cardinal Health, Inc.	2,775	189
CIGNA Corp.	3,000	158
Coventry Health Care, Inc. *	1,250	76
Covidien Ltd.	3,237	135
Express Scripts, Inc. *	2,000	126
Hospira, Inc. *	1,020	42
Humana, Inc. *	1,300	98
IMS Health, Inc.	1,500	38
Laboratory Corp. of America Holdings *	900	62
Manor Care, Inc.	100	7
McKesson Corp.	2,173	144
Medco Health Solutions, Inc. *	1,784	168
Medtronic, Inc.	7,800	370
Patterson Cos., Inc. *	900	35
Quest Diagnostics, Inc.	670	36
St. Jude Medical, Inc. *	2,120	86
Stryker Corp.	1,946	138
Tenet Healthcare Corp. *	3,150	11
UnitedHealth Group, Inc.	9,100	447
Varian Medical Systems, Inc. *	700	34
WellPoint, Inc. *	4,252	337
Zimmer Holdings, Inc. *	1,500	104

		3,716

Household & Personal Products 0.4%
Avon Products, Inc.	3,000	123
Colgate-Palmolive Co.	3,600	274
Kimberly-Clark Corp.	3,380	240
The Clorox Co.	1,300	81
The Estee Lauder Cos., Inc., Class A	700	31
The Procter & Gamble Co.	21,032	1,462

		2,211

Insurance 0.7%
ACE Ltd.	1,700	103
AFLAC, Inc.	3,300	207
Ambac Financiall Group, Inc.	884	32
American International Group, Inc.	17,342	1,095
Aon Corp.	2,025	92
Assurant, Inc.	700	41
Cincinnati Financial Corp.	623	25
Genworth Financial, Inc., Class A	3,300	90
Lincoln National Corp.	2,243	140
Loews Corp.	3,300	162
Marsh & McLennan Cos., Inc.	3,600	93
MBIA, Inc.	550	24
MetLife, Inc.	5,286	364
Principal Financial Group, Inc.	2,329	158
Prudential Financial, Inc.	3,500	338
SAFECO Corp.	800	46
The Allstate Corp.	4,700	246
The Chubb Corp.	3,000	160
The Hartford Financial Services Group, Inc.	2,300	223
The Progressive Corp.	6,000	111
The Travelers Cos., Inc.	4,841	253
Torchmark Corp.	800	52
Unum Group	2,757	64
XL Capital Ltd., Class A	800	58

		4,177

Materials 0.5%
Air Products and Chemicals, Inc.	1,500	147
Alcoa, Inc.	5,648	224
Allegheny Technologies, Inc.	492	50
Ashland, Inc.	500	29
Ball Corp.	800	40
Bemis Co., Inc.	600	17
E.I. du Pont De Nemours & Co.	6,484	321
Eastman Chemical Co.	600	40
Ecolab, Inc.	1,200	57
Freeport-McMoRan Copper & Gold, Inc.	1,823	215
Hercules, Inc.	1,300	24
International Flavors & Fragrances, Inc.	500	26
International Paper Co.	3,166	117
MeadWestvaco Corp.	579	19
Monsanto Co.	3,854	376
Newmont Mining Corp.	2,754	140
Nucor Corp.	2,400	149
Pactiv Corp. *	1,000	27

See financial notes 33

 Schwab MarketTrack Balanced Portfolio

Portfolio Holdings continued

	Number	Value
Security	of Shares	($ x 1,000)

PPG Industries, Inc.	1,200	90
Praxair, Inc.	2,000	171
Rohm & Haas Co.	1,421	74
Sealed Air Corp.	1,242	31
Sigma-Aldrich Corp.	1,000	52
Temple-Inland, Inc.	800	43
The Dow Chemical Co.	6,049	272
Titanium Metals Corp. *	600	21
United States Steel Corp.	700	76
Vulcan Materials Co.	400	34
Weyerhaeuser Co.	1,400	106

		2,988

Media 0.5%
CBS Corp., Class B	5,309	153
Clear Channel Communications, Inc.	4,080	154
Comcast Corp., Class A *	20,691	436
Dow Jones & Co., Inc.	600	36
Gannett Co., Inc.	1,700	72
Meredith Corp.	300	19
News Corp., Class A	16,300	353
Omnicom Group, Inc.	2,400	122
The DIRECTV Group, Inc. *	3,600	95
The E.W. Scripps Co., Class A	600	27
The Interpublic Group of Cos., Inc. *	2,500	26
The McGraw-Hill Cos., Inc.	2,400	120
The New York Times Co., Class A	100	2
The Walt Disney Co.	14,117	489
Time Warner, Inc.	26,470	483
Tribune Co.	254	8
Viacom, Inc., Class B *	4,609	190

		2,785

Pharmaceuticals & Biotechnology 1.2%
Abbott Laboratories	10,200	557
Allergan, Inc.	1,800	122
Amgen, Inc. *	7,840	456
Applied Biosystems Group-Applera Corp.	1,400	52
Barr Pharmaceuticals, Inc. *	600	34
Biogen Idec, Inc. *	2,550	190
Bristol-Myers Squibb Co.	12,800	384
Celgene Corp. *	1,800	119
Eli Lilly and Co.	6,500	352
Forest Laboratories, Inc. *	2,400	94
Genzyme Corp. *	1,700	129
Gilead Sciences, Inc. *	5,960	275
Johnson & Johnson	19,872	1,295
King Pharmaceuticals, Inc. *	1,388	15
Merck & Co., Inc.	14,500	845
Millipore Corp. *	200	15
Mylan, Inc.	1,700	26
PerkinElmer, Inc.	600	16
Pfizer, Inc.	49,386	1,215
Schering-Plough Corp.	10,300	314
Thermo Fisher Scientific, Inc. *	2,340	138
Waters Corp. *	900	69
Watson Pharmaceuticals, Inc. *	1,100	34
Wyeth	8,800	428

		7,174

Real Estate 0.1%
Apartment Investment & Management Co., Class A	600	28
AvalonBay Communities, Inc.	400	49
Boston Properties, Inc.	500	54
CB Richard Ellis Group, Inc., Class A *	900	22
Developers Diversified Realty Corp.	800	40
Equity Residential	1,700	71
General Growth Properties, Inc.	1,600	87
Host Hotels & Resorts, Inc.	3,400	75
Kimco Realty Corp.	1,001	42
Plum Creek Timber Co., Inc.	1,200	54
ProLogis	1,200	86
Public Storage	600	49
Simon Property Group, Inc.	1,450	151
Vornado Realty Trust	800	89

		897

Retailing 0.5%
Abercrombie & Fitch Co., Class A	500	39
Amazon.com, Inc. *	2,000	178
AutoNation, Inc. *	100	2
AutoZone, Inc. *	500	62
Bed Bath & Beyond, Inc. *	1,800	61
Best Buy Co., Inc.	2,250	109
Big Lots, Inc. *	1,200	29
Circuit City Stores, Inc.	1,400	11
Dillard’s, Inc., Class A	700	16
eBay, Inc. *	7,416	268
Expedia, Inc. *	1,400	46
Family Dollar Stores, Inc.	1,100	28
Genuine Parts Co.	650	32
IAC/InterActiveCorp *	1,100	32
J.C. Penney Co., Inc.	1,700	96
Kohl’s Corp. *	2,200	121
Limited Brands, Inc.	1,591	35
Lowe’s Cos., Inc.	10,000	269
Macy’s, Inc.	3,508	112
Nordstrom, Inc.	1,800	71
Office Depot, Inc. *	1,800	34
OfficeMax, Inc.	600	19
RadioShack Corp.	900	18
Sears Holdings Corp. *	673	91
Staples, Inc.	4,575	107
Target Corp.	5,800	356
The Gap, Inc.	3,862	73
The Home Depot, Inc.	12,240	386
The Sherwin-Williams Co.	1,100	70
The TJX Cos., Inc.	3,600	104
Tiffany & Co.	350	19

		2,894

Semiconductors & Semiconductor Equipment 0.4%
Advanced Micro Devices, Inc. *	2,040	27
Altera Corp.	2,546	50

34 See financial notes

 Schwab MarketTrack Balanced Portfolio

Portfolio Holdings continued

	Number	Value
Security	of Shares	($ x 1,000)

Analog Devices, Inc.	2,300	77
Applied Materials, Inc.	10,900	212
Broadcom Corp., Class A *	3,000	98
Intel Corp.	38,360	1,032
KLA-Tencor Corp.	1,600	84
Linear Technology Corp.	1,300	43
LSI Corp. *	2,000	13
MEMC Electronic Materials, Inc. *	1,500	110
Microchip Technology, Inc.	1,500	50
Micron Technology, Inc. *	3,600	38
National Semiconductor Corp.	2,200	55
Novellus Systems, Inc. *	900	25
NVIDIA Corp. *	4,050	143
Teradyne, Inc. *	1,100	14
Texas Instruments, Inc.	9,800	319
Xilinx, Inc.	2,100	51

		2,441

Software & Services 1.0%
Adobe Systems, Inc. *	3,900	187
Affiliated Computer Services, Inc., Class A *	465	24
Akamai Technologies, Inc. *	1,000	39
Autodesk, Inc. *	1,600	78
Automatic Data Processing, Inc.	3,900	193
BMC Software, Inc. *	1,600	54
CA, Inc.	3,825	101
Citrix Systems, Inc. *	1,200	52
Cognizant Technology Solutions Corp., Class A *	1,800	75
Computer Sciences Corp. *	1,090	64
Compuware Corp. *	2,400	24
Convergys Corp. *	1,369	25
Electronic Arts, Inc. *	2,292	140
Electronic Data Systems Corp.	3,800	82
Fidelity National Information Services, Inc.	1,000	46
Fiserv, Inc. *	1,200	66
Google, Inc., Class A *	1,400	990
Intuit, Inc. *	2,654	85
Microsoft Corp.	58,390	2,149
Novell, Inc. *	2,200	17
Oracle Corp. *	25,721	570
Paychex, Inc.	2,475	103
Symantec Corp. *	5,018	94
Unisys Corp. *	2,100	13
VeriSign, Inc. *	1,600	55
Western Union Co.	5,704	126
Yahoo!, Inc. *	7,500	233

		5,685

Technology Hardware & Equipment 1.2%
Agilent Technologies, Inc. *	2,917	108
Apple, Inc. *	5,430	1,031
Ciena Corp. *	300	14
Cisco Systems, Inc. *	42,100	1,392
Corning, Inc.	9,550	232
Dell, Inc. *	16,500	505
EMC Corp. *	15,562	395
Flextronics International Ltd. *	1,621	20
Hewlett-Packard Co.	18,324	947
International Business Machines Corp.	10,200	1,184
Jabil Circuit, Inc.	441	10
JDS Uniphase Corp. *	1,058	16
Juniper Networks, Inc. *	3,000	108
Lexmark International, Inc., Class A *	800	34
Molex, Inc.	250	7
Motorola, Inc.	16,150	303
Network Appliance, Inc. *	2,800	88
QLogic Corp. *	1,170	18
QUALCOMM, Inc.	10,760	460
SanDisk Corp. *	1,200	53
Sun Microsystems, Inc. *	25,100	143
Tektronix, Inc.	500	19
Tellabs, Inc. *	2,700	24
Teradata Corp. *	1,200	34
Tyco Electronics Ltd.	3,237	116
Xerox Corp. *	7,000	122

		7,383

Telecommunication Services 0.6%
ALLTEL Corp.	2,510	178
AT&T, Inc.	41,406	1,730
CenturyTel, Inc.	900	40
Citizens Communications Co.	1,732	23
Embarq Corp.	943	50
Qwest Communications International, Inc. *	11,922	86
Sprint Nextel Corp.	18,876	323
Verizon Communications, Inc.	19,036	877
Windstream Corp.	2,595	35

		3,342

Transportation 0.3%
Burlington Northern Santa Fe Corp.	2,500	218
C.H. Robinson Worldwide, Inc.	1,500	75
CSX Corp.	3,000	134
Expeditors International of Washington, Inc.	1,400	71
FedEx Corp.	2,160	223
Norfolk Southern Corp.	2,500	129
Ryder System, Inc.	400	19
Southwest Airlines Co.	5,137	73
Union Pacific Corp.	1,700	218
United Parcel Service, Inc., Class B	6,785	510

		1,670

Utilities 0.5%
Allegheny Energy, Inc. *	720	44
Ameren Corp.	1,200	65
American Electric Power Co., Inc.	2,880	139
CenterPoint Energy, Inc.	1,924	32
CMS Energy Corp.	700	12
Consolidated Edison, Inc.	1,500	71
Constellation Energy Group	1,000	95
Dominion Resources, Inc.	1,837	168
DTE Energy Co.	1,000	50
Duke Energy Corp.	7,512	144
Dynegy, Inc., Class A *	2,100	19

See financial notes 35

 Schwab MarketTrack Balanced Portfolio

Portfolio Holdings continued

	Number	Value
Security	of Shares	($ x 1,000)

Edison International	2,200	128
Entergy Corp.	1,500	180
Exelon Corp.	4,324	358
FirstEnergy Corp.	2,030	141
FPL Group, Inc.	2,600	178
Integrys Energy Group, Inc.	165	9
Nicor, Inc.	300	13
NiSource, Inc.	1,651	34
PG&E Corp.	2,700	132
Pinnacle West Capital Corp.	600	24
PPL Corp.	2,000	103
Progress Energy, Inc.	1,593	76
Public Service Enterprise Group, Inc.	1,500	143
Questar Corp.	800	46
Sempra Energy	1,360	84
Southern Co.	4,500	165
TECO Energy, Inc.	900	15
The AES Corp. *	4,900	105
Xcel Energy, Inc.	2,585	58

		2,831

Total Common Stock (Cost $46,798)		91,456

Other Investment Companies 82.0% of net assets
Schwab Institutional Select S&P 500 Fund (a)	7,979,027	98,860
Schwab International Index Fund, Select Shares (a)	3,598,026	93,369
Schwab Small-Cap Index Fund, Select Shares (a)	3,400,739	86,209
Schwab Total Bond Market Fund (a)	20,422,053	200,136
Schwab Value Advantage Money Fund, Institutional Shares (a)	12,289,369	12,289

Total Other Investment Companies (Cost $383,880)		490,863

Security	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

Short-Term Investment 2.7% of net assets

Commercial Paper & Other Obligations 2.7%
Wells Fargo, Grand Cayman Time Deposit
4.75%, 11/01/07	15,831	15,831

Total Short-Term Investment (Cost $15,831)		15,831

End of Investments.

At 10/31/07 the tax basis cost of the fund’s investments was $449,381, and the unrealized appreciation and depreciation were $152,856 and ($4,087), respectively, with net unrealized appreciation of $148,769.

*	Non-income producing security.
(a)	Issuer is affiliated with the fund’s adviser.

36 See financial notes

 Schwab MarketTrack Balanced Portfolio

Statement of
Assets and Liabilities
As of October 31, 2007. All numbers x 1,000 except NAV.

Assets
Investments in affiliated underlying funds and stocks, at value (cost $383,928)		$491,023
Investments in unaffiliated issuers, at value (cost $62,581)	+	107,127

Total investments, at value (cost $446,509)		598,150
Receivables:
Dividends		1,041
Fund shares sold		684
Interest		2
Prepaid expenses	+	2

Total assets		599,879

Liabilities
Payables:
Investments bought		951
Investment adviser and administrator fees		12
Transfer agent and shareholder services fees		12
Fund shares redeemed		518
Accrued expenses	+	49

Total liabilities		1,542

Net Assets
Total assets		599,879
Total liabilities	−	1,542

Net assets		$598,337
Net Assets by Source
Capital received from investors		431,787
Net investment income not yet distributed		8,725
Net realized capital gains		6,184
Net unrealized capital gains		151,641

Net Asset Value (NAV)

		Shares
Net Assets	÷	Outstanding	=	NAV

$598,337		33,001		$18.13

See financial notes 37

 Schwab MarketTrack Balanced Portfolio

Statement of
Operations
For November 1, 2006 through October 31, 2007. All numbers x 1,000.

Investment Income
Dividends received from affiliated underlying funds and stocks		$15,895
Dividends received from unaffiliated issuers		1,700
Interest	+	364

Total investment income		17,959

Net Realized Gains and Losses
Net realized gains on sales of affiliated underlying funds		1,599
Net realized gains received from affiliated underlying funds		9,244
Net realized gains on unaffiliated investments	+	499

Net realized gains		11,342

Net Unrealized Gains and Losses
Net unrealized gains on unaffiliated investments and stocks		25,506
Net unrealized gains on affiliated underlying funds	+	9,371

Net unrealized gains		34,877

Expenses
Investment adviser and administrator fees		2,470
Transfer agent and shareholder service fees		1,423
Portfolio accounting fees		36
Professional fees		36
Registration fees		26
Shareholder reports		23
Custodian fees		13
Overdraft expense		11
Trustees’ fees		8
Other expenses	+	38

Total expenses		4,084
Expense reduction by adviser and Schwab	−	1,227

Net expenses		2,857

Increase in Net Assets from Operations
Total investment income		17,959
Net expenses	−	2,857

Net investment income		15,102
Net realized gains		11,342
Net unrealized gains	+	34,877

Increase in net assets from operations		$61,321

38 See financial notes

 Schwab MarketTrack Balanced Portfolio

Statements of
Changes in Net Assets
For the current and prior report periods. All numbers x 1,000.

Operations

		11/1/06-10/31/07	11/1/05-10/31/06
Net investment income		$15,102	$12,264
Net realized gains		11,342	9,257
Net unrealized gains	+	34,877	42,200

Increase in net assets from operations		61,321	63,721

Distributions to Shareholders
Distributions from net investment income		15,639	11,244
Distributions from net realized gains	+	9,027	1,491

Total distributions		$24,666	$12,735

Transactions in Fund Shares

		11/1/06-10/31/07		11/1/05-10/31/06
		SHARES	VALUE	SHARES	VALUE
Shares Sold		6,844	$118,314	3,966	$64,139
Shares Reinvested		1,416	23,639	779	12,213
Shares Redeemed	+	(6,605)	(114,366)	(6,981)	(112,331)

Net transactions in fund shares		1,655	$27,587	(2,236)	($35,979)

Shares Outstanding and Net Assets
		11/1/06-10/31/07		11/1/05-10/31/06
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		31,346	$534,095	33,582	$519,088
Total increase or decrease	+	1,655	64,242	(2,236)	15,007

End of period		33,001	$598,337	31,346	$534,095

Net investment income not yet distributed			$8,725		$7,026

See financial notes 39

Schwab MarketTrack Conservative Portfoliotm

Financial Statements

Financial Highlights

	11/1/06-	11/1/05-	11/1/04-	11/1/03-	11/1/02-
Investor Shares	10/31/07	10/31/06	10/31/05	10/31/04	10/31/03

Per—Share Data ($)

Net asset value at beginning of period	14.33	13.42	13.09	12.53	11.37

Income from investment operations:
Net investment income	0.49	0.42	0.36	0.34	0.29
Net realized and unrealized gains	0.78	0.92	0.32	0.57	1.16

Total income from investment operations	1.27	1.34	0.68	0.91	1.45
Less distributions:
Distributions from net investment income	(0.51)	(0.42)	(0.35)	(0.35)	(0.29)
Distributions from net realized gains	(0.19)	(0.01)	—	—	—

Total distributions	(0.70)	(0.43)	(0.35)	(0.35)	(0.29)

Net asset value at end of period	14.90	14.33	13.42	13.09	12.53

Total return (%)	9.12	10.13	5.24	7.38	12.98

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses[1]	0.50	0.50	0.50	0.50	0.50
Gross operating expenses[1]	0.73	0.74	0.75	0.75	0.75
Net investment income	3.37	3.12	2.67	2.70	2.44
Portfolio turnover rate	4	11	9	10	17
Net assets, end of period ($ x 1,000,000)	252	232	300	290	289

	11/01/06-	4/06/06[2]-
P Shares	10/31/07	10/31/06

Per—Share Data ($)

Net asset value at beginning of period	14.32	13.93

Income from investment operations:
Net investment income	0.51	0.23
Net realized and unrealized gains	0.78	0.35

Total income from investment operations	1.29	0.58
Less distributions:
Distributions from net investment income	(0.55)	(0.19)
Distributions from net realized gains	(0.19)	—

Total distributions	(0.74)	(0.19)

Net asset value at end of period	14.87	14.32

Total return (%)	9.32	4.22	[3]

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses[1]	0.35	0.35	[4]
Gross operating expenses[1]	0.58	0.60	[4]
Net investment income	3.48	2.81	[4]
Portfolio turnover rate	4	11	[3]
Net assets, end of period ($ x 1,000,000)	99	79
1 The expenses incurred by underlying funds in which the portfolio invests are not included in this ratio.
2 Commencement of operations.
3 Not annualized.
4 Annualized.

40 See financial notes

 Schwab MarketTrack Conservative Portfolio

Portfolio Holdings as of October 31, 2007

This section shows all the securities in the fund’s portfolio and their value as of the report date.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The schedule of portfolio holdings filed on a fund’s most recent Form N-Q is also available by visiting Schwab’s website at www.schwab.com/schwabfunds.

		Cost	Value
Holdings by Category		($ x 1,000)	($ x 1,000)

6.2%	Common Stock	12,090	21,482
92.1%	Other Investment Companies	271,165	323,139
1.7%	Short-Term Investment	6,001	6,001

100.0%	Total Investments	289,256	350,622
0.0%	Other Assets and Liabilities, Net		158

100.0%	Total Net Assets		350,780

	Number	Value
Security	of Shares	($ x 1,000)

Common Stock 6.2% of net assets

Automobiles & Components 0.0%
Ford Motor Co. *	2,921	26
General Motors Corp.	825	32
Harley-Davidson, Inc.	500	26
Johnson Controls, Inc.	900	39
The Goodyear Tire & Rubber Co. *	300	9

		132

Banks 0.3%
BB&T Corp.	850	31
Comerica, Inc.	300	14
Commerce Bancorp, Inc.	200	8
Countrywide Financial Corp.	798	12
Fannie Mae	1,475	84
Fifth Third Bancorp	867	27
First Horizon National Corp.	200	5
Freddie Mac	1,000	52
Hudson City Bancorp, Inc.	500	8
Huntington Bancshares, Inc.	423	8
KeyCorp	700	20
M&T Bank Corp.	199	20
Marshall & Ilsley Corp.	322	14
MGIC Investment Corp.	150	3
National City Corp.	950	23
PNC Financial Services Group, Inc.	400	29
Regions Financial Corp.	1,148	31
Sovereign Bancorp, Inc.	420	6
SunTrust Banks, Inc.	500	36
Synovus Financial Corp.	400	11
U.S. Bancorp	2,922	97
Wachovia Corp.	2,970	136
Washington Mutual, Inc.	1,491	42
Wells Fargo & Co.	5,120	174
Zions Bancorp	100	6

		897

Capital Goods 0.6%
3M Co.	1,200	104
American Standard Cos., Inc.	300	11
Caterpillar, Inc.	1,100	82
Cooper Industries Ltd., Class A	300	16
Cummins, Inc.	200	24
Danaher Corp.	500	43
Deere & Co.	400	62
Dover Corp.	300	14
Eaton Corp.	200	18
Emerson Electric Co.	1,300	68
Fluor Corp.	100	16
General Dynamics Corp.	600	55
General Electric Co.	16,190	666
Goodrich Corp.	200	14
Honeywell International, Inc.	1,275	77
Illinois Tool Works, Inc.	700	40
Ingersoll-Rand Co., Ltd., Class A	500	25
ITT Corp.	300	20
L-3 Communications Holdings, Inc.	200	22
Lockheed Martin Corp.	700	77
Masco Corp.	700	17
Northrop Grumman Corp.	514	43
PACCAR, Inc.	675	37
Pall Corp.	200	8
Parker Hannifin Corp.	225	18
Precision Castparts Corp.	200	30
Raytheon Co.	600	38
Rockwell Automation, Inc.	300	21
Rockwell Collins, Inc.	300	22
Terex Corp. *	100	7
Textron, Inc.	400	28
The Boeing Co.	1,246	123
Tyco International Ltd.	753	31
United Technologies Corp.	1,600	123
W.W. Grainger, Inc.	100	9

		2,009

Commercial Services & Supplies 0.0%
Allied Waste Industries, Inc. *	500	6
Avery Dennison Corp.	200	12
Cintas Corp.	260	9
Equifax, Inc.	200	8
Monster Worldwide, Inc. *	191	8
Pitney Bowes, Inc.	400	16
R.R. Donnelley & Sons Co.	300	12
Robert Half International, Inc.	300	9
Waste Management, Inc.	907	33

		113

Consumer Durables & Apparel 0.1%
Brunswick Corp.	100	2
Centex Corp.	200	5
Coach, Inc. *	600	22
D.R. Horton, Inc.	420	5

See financial notes 41

 Schwab MarketTrack Conservative Portfolio

Portfolio Holdings continued

	Number	Value
Security	of Shares	($ x 1,000)

Eastman Kodak Co.	500	14
Fortune Brands, Inc.	200	17
Harman International Industries, Inc.	100	8
Hasbro, Inc.	325	10
Jones Apparel Group, Inc.	200	4
KB Home	200	5
Leggett & Platt, Inc.	300	6
Lennar Corp., Class A	200	4
Liz Claiborne, Inc.	200	6
Mattel, Inc.	650	14
Newell Rubbermaid, Inc.	436	13
NIKE, Inc., Class B	600	40
Polo Ralph Lauren Corp.	100	7
Pulte Homes, Inc.	400	6
Snap-on, Inc.	100	5
The Black & Decker Corp.	100	9
The Stanley Works	100	6
VF Corp.	200	17
Whirlpool Corp.	111	9

		234

Consumer Services 0.1%
Apollo Group, Inc., Class A *	250	20
Carnival Corp.	820	39
Darden Restaurants, Inc.	300	13
H&R Block, Inc.	600	13
Harrah’s Entertainment, Inc.	200	18
International Game Technology	556	24
Marriott International, Inc., Class A	600	25
McDonald’s Corp.	2,000	119
Starbucks Corp. *	1,120	30
Starwood Hotels & Resorts Worldwide, Inc.	300	17
Wendy’s International, Inc.	200	7
Wyndham Worldwide Corp.	291	9
YUM! Brands, Inc.	960	39

		373

Diversified Financials 0.6%
American Capital Strategies Ltd.	150	6
American Express Co.	1,820	111
Ameriprise Financial, Inc.	364	23
Bank of America Corp.	7,142	345
Bank of New York Mellon Corp.	1,832	89
Capital One Financial Corp.	450	29
CIT Group, Inc.	300	11
Citigroup, Inc.	7,782	326
CME Group, Inc.	54	36
Discover Financial Services	815	16
E *TRADE Financial Corp. *	600	7
Federated Investors, Inc., Class B	200	9
Franklin Resources, Inc.	200	26
Janus Capital Group, Inc.	400	14
JPMorgan Chase & Co.	5,352	251
Legg Mason, Inc.	190	16
Lehman Brothers Holdings, Inc.	800	51
Leucadia National Corp.	300	15
Merrill Lynch & Co., Inc.	1,500	99
Moody’s Corp.	400	17
Morgan Stanley	1,630	110
Northern Trust Corp.	300	23
NYSE Euronext	400	37
SLM Corp.	650	31
State Street Corp.	500	40
T. Rowe Price Group, Inc.	400	26
The Bear Stearns Cos., Inc.	145	16
The Charles Schwab Corp. (a)	2,125	49
The Goldman Sachs Group, Inc.	628	156

		1,985

Energy 0.7%
Anadarko Petroleum Corp.	734	43
Apache Corp.	462	48
Baker Hughes, Inc.	470	41
BJ Services Co.	400	10
Chesapeake Energy Corp.	500	20
Chevron Corp.	3,520	322
ConocoPhillips	2,596	221
CONSOL Energy, Inc.	300	17
Devon Energy Corp.	700	65
El Paso Corp.	769	14
ENSCO International, Inc.	200	11
EOG Resources, Inc.	360	32
Exxon Mobil Corp.	8,918	820
Halliburton Co.	1,428	56
Hess Corp.	300	21
Marathon Oil Corp.	1,046	62
Murphy Oil Corp.	300	22
Nabors Industries Ltd. *	400	11
National-Oilwell Varco, Inc. *	540	40
Noble Corp.	400	21
Noble Energy	300	23
Occidental Petroleum Corp.	1,200	83
Peabody Energy Corp.	400	22
Rowan Cos., Inc.	100	4
Schlumberger Ltd.	1,800	174
Smith International, Inc.	300	20
Spectra Energy Corp.	938	24
Sunoco, Inc.	200	15
Tesoro Corp.	200	12
The Williams Cos., Inc.	700	26
Transocean, Inc. *	474	57
Valero Energy Corp.	1,000	70
Weatherford International Ltd. *	440	29
XTO Energy, Inc.	533	35

		2,491

Food & Staples Retailing 0.1%
Costco Wholesale Corp.	700	47
CVS Caremark Corp.	2,170	91
Safeway, Inc.	650	22
Supervalu, Inc.	318	13
Sysco Corp.	1,000	34
The Kroger Co.	1,200	35
Wal-Mart Stores, Inc.	3,900	176
Walgreen Co.	1,600	64
Whole Foods Market, Inc.	100	5

		487

42 See financial notes

 Schwab MarketTrack Conservative Portfolio

Portfolio Holdings continued

	Number	Value
Security	of Shares	($ x 1,000)

Food, Beverage & Tobacco 0.3%
Altria Group, Inc.	3,220	235
Anheuser-Busch Cos., Inc.	1,200	61
Archer-Daniels-Midland Co.	1,014	36
Brown-Forman Corp., Class B	150	11
Campbell Soup Co.	300	11
Coca-Cola Enterprises, Inc.	700	18
ConAgra Foods, Inc.	800	19
Constellation Brands, Inc., Class A *	300	8
Dean Foods Co.	200	6
General Mills, Inc.	582	34
H.J. Heinz Co.	600	28
Kellogg Co.	400	21
Kraft Foods, Inc., Class A	2,228	74
McCormick & Co., Inc.	200	7
Molson Coors Brewing Co., Class B	100	6
PepsiCo, Inc.	2,560	189
Reynolds American, Inc.	274	18
Sara Lee Corp.	1,200	20
The Coca-Cola Co.	3,220	199
The Hershey Co.	400	17
The Pepsi Bottling Group, Inc.	350	15
Tyson Foods, Inc., Class A	400	6
UST, Inc.	300	16
Wm. Wrigley Jr. Co.	375	23

		1,078

Health Care Equipment & Services 0.2%
Aetna, Inc.	888	50
AmerisourceBergen Corp.	400	19
Baxter International, Inc.	900	54
Becton, Dickinson & Co.	400	33
Boston Scientific Corp. *	2,107	29
C.R. Bard, Inc.	200	17
Cardinal Health, Inc.	650	44
CIGNA Corp.	600	32
Coventry Health Care, Inc. *	300	18
Covidien Ltd.	753	31
Express Scripts, Inc. *	400	25
Hospira, Inc. *	240	10
Humana, Inc. *	200	15
IMS Health, Inc.	350	9
Laboratory Corp. of America Holdings *	200	14
Manor Care, Inc.	100	7
McKesson Corp.	422	28
Medco Health Solutions, Inc. *	422	40
Medtronic, Inc.	1,800	85
Patterson Cos., Inc. *	200	8
Quest Diagnostics, Inc.	278	15
St. Jude Medical, Inc. *	500	20
Stryker Corp.	602	43
Tenet Healthcare Corp. *	750	3
UnitedHealth Group, Inc.	2,000	98
Varian Medical Systems, Inc. *	200	10
WellPoint, Inc. *	900	71
Zimmer Holdings, Inc. *	350	24

		852

Household & Personal Products 0.1%
Avon Products, Inc.	700	29
Colgate-Palmolive Co.	800	61
Kimberly-Clark Corp.	756	53
The Clorox Co.	300	19
The Estee Lauder Cos., Inc., Class A	100	4
The Procter & Gamble Co.	5,062	352

		518

Insurance 0.3%
ACE Ltd.	400	24
AFLAC, Inc.	800	50
Ambac Financial Group, Inc.	162	6
American International Group, Inc.	3,979	251
AON Corp.	475	22
Assurant, Inc.	200	12
Cincinnati Financial Corp.	330	13
Genworth Financial, Inc., Class A	300	8
Lincoln National Corp.	501	31
Loews Corp.	900	44
Marsh & McLennan Cos., Inc.	800	21
MBIA, Inc.	200	9
MetLife, Inc.	1,178	81
Principal Financial Group, Inc.	550	37
Prudential Financial, Inc.	800	77
SAFECO Corp.	200	12
The Allstate Corp.	1,100	58
The Chubb Corp.	600	32
The Hartford Financial Services Group, Inc.	425	41
The Progressive Corp.	1,400	26
The Travelers Cos., Inc.	1,006	53
Torchmark Corp.	200	13
Unum Group	346	8
XL Capital Ltd., Class A	200	14

		943

Materials 0.2%
Air Products & Chemicals, Inc.	300	29
Alcoa, Inc.	1,312	52
Allegheny Technologies, Inc.	146	15
Ashland, Inc.	100	6
Ball Corp.	200	10
Bemis Co., Inc.	200	6
E.I. du Pont de Nemours & Co.	1,525	75
Eastman Chemical Co.	100	7
Ecolab, Inc.	400	19
Freeport-McMoRan Copper & Gold, Inc.	480	56
Hercules, Inc.	200	4
International Flavors & Fragrances, Inc.	200	10
International Paper Co.	739	27
MeadWestvaco Corp.	294	10
Monsanto Co.	664	65
Newmont Mining Corp.	643	33
Nucor Corp.	400	25
Pactiv Corp. *	300	8

See financial notes 43

 Schwab MarketTrack Conservative Portfolio

Portfolio Holdings continued

	Number	Value
Security	of Shares	($ x 1,000)

PPG Industries, Inc.	250	19
Praxair, Inc.	500	43
Rohm & Haas Co.	273	14
Sealed Air Corp.	306	8
Sigma-Aldrich Corp.	200	10
Temple-Inland, Inc.	200	11
The Dow Chemical Co.	1,372	62
Titanium Metals Corp. *	100	3
United States Steel Corp.	100	11
Vulcan Materials Co.	200	17
Weyerhaeuser Co.	350	26

		681

Media 0.2%
CBS Corp., Class B	1,330	38
Clear Channel Communications, Inc.	967	37
Comcast Corp., Class A *	4,894	103
Dow Jones & Co., Inc.	100	6
Gannett Co., Inc.	400	17
Meredith Corp.	100	6
News Corp., Class A	3,880	84
Omnicom Group, Inc.	600	31
The DIRECTV Group, Inc. *	1,200	32
The E.W. Scripps Co., Class A	100	4
The Interpublic Group of Cos., Inc. *	600	6
The McGraw-Hill Cos., Inc.	600	30
The New York Times Co., Class A	200	4
The Walt Disney Co.	3,077	107
Time Warner, Inc.	6,380	116
Tribune Co.	211	6
Viacom, Inc., Class B *	1,330	55

		682

Pharmaceuticals & Biotechnology 0.5%
Abbott Laboratories	2,400	131
Allergan, Inc.	400	27
Amgen, Inc. *	1,952	113
Applied Biosystems Group-Applera Corp.	300	11
Barr Pharmaceuticals, Inc. *	200	12
Biogen Idec, Inc. *	480	36
Bristol-Myers Squibb Co.	3,000	90
Celgene Corp. *	300	20
Eli Lilly and Co.	1,725	93
Forest Laboratories, Inc. *	550	22
Genzyme Corp. *	325	25
Gilead Sciences, Inc. *	1,300	60
Johnson & Johnson	4,622	301
King Pharmaceuticals, Inc. *	366	4
Merck & Co., Inc.	3,400	198
Millipore Corp. *	100	8
Mylan Laboratories, Inc.	400	6
PerkinElmer, Inc.	200	6
Pfizer, Inc.	11,557	284
Schering-Plough Corp.	2,300	70
Thermo Fisher Scientific, Inc. *	526	31
Waters Corp. *	200	15
Watson Pharmaceuticals, Inc. *	200	6
Wyeth	2,000	97

		1,666

Real Estate 0.1%
Apartment Investment & Management Co., Class A	100	5
AvalonBay Communities, Inc.	100	12
Boston Properties, Inc.	130	14
CB Richard Ellis Group, Inc., Class A *	200	5
Developers Diversified Realty Corp.	100	5
Equity Residential	400	17
General Growth Properties, Inc.	400	22
Host Hotels & Resorts, Inc.	800	18
Kimco Realty Corp.	168	7
Plum Creek Timber Co., Inc.	300	13
ProLogis	300	22
Public Storage	100	8
Simon Property Group, Inc.	300	31
Vornado Realty Trust	200	22

		201

Retailing 0.2%
Abercrombie & Fitch Co., Class A	100	8
Amazon.com, Inc. *	300	27
AutoNation, Inc. *	500	9
AutoZone, Inc. *	150	19
Bed Bath & Beyond, Inc. *	400	14
Best Buy Co., Inc.	675	33
Big Lots, Inc. *	200	5
Circuit City Stores, Inc.	300	2
Dillard’s, Inc., Class A	200	5
eBay, Inc. *	1,708	62
Expedia, Inc. *	300	10
Family Dollar Stores, Inc.	300	8
Genuine Parts Co.	250	12
IAC/InterActiveCorp *	350	10
J.C. Penney Co., Inc.	400	22
Kohl’s Corp. *	500	27
Limited Brands, Inc.	739	16
Lowe’s Cos., Inc.	2,400	64
Macy’s, Inc.	910	29
Nordstrom, Inc.	400	16
Office Depot, Inc. *	600	11
OfficeMax, Inc.	100	3
RadioShack Corp.	300	6
Sears Holdings Corp. *	154	21
Staples, Inc.	1,125	26
Target Corp.	1,400	86
The Gap, Inc.	1,362	26
The Home Depot, Inc.	2,655	84
The Sherwin-Williams Co.	200	13
The TJX Cos., Inc.	800	23
Tiffany & Co.	250	13

		710

Semiconductors & Semiconductor Equipment 0.2%
Advanced Micro Devices, Inc. *	560	7
Altera Corp.	510	10

44 See financial notes

 Schwab MarketTrack Conservative Portfolio

Portfolio Holdings continued

	Number	Value
Security	of Shares	($ x 1,000)

Analog Devices, Inc.	600	20
Applied Materials, Inc.	2,600	51
Broadcom Corp., Class A *	738	24
Intel Corp.	9,100	245
KLA-Tencor Corp.	300	16
Linear Technology Corp.	500	17
LSI Corp. *	500	3
MEMC Electronic Materials, Inc. *	300	22
Microchip Technology, Inc.	300	10
Micron Technology, Inc. *	900	9
National Semiconductor Corp.	600	15
Novellus Systems, Inc. *	250	7
NVIDIA Corp. *	600	21
Teradyne, Inc. *	300	4
Texas Instruments, Inc.	2,400	78
Xilinx, Inc.	500	12

		571

Software & Services 0.4%
Adobe Systems, Inc. *	800	38
Affiliated Computer Services, Inc., Class A *	203	10
Akamai Technologies, Inc. *	300	12
Autodesk, Inc. *	400	20
Automatic Data Processing, Inc.	900	45
BMC Software, Inc. *	400	14
CA, Inc.	850	22
Citrix Systems, Inc. *	300	13
Cognizant Technology Solutions Corp., Class A *	400	17
Computer Sciences Corp. *	258	15
Compuware Corp. *	600	6
Convergys Corp. *	174	3
Electronic Arts, Inc. *	424	26
Electronic Data Systems Corp.	700	15
Fidelity National Information Services, Inc.	250	11
Fiserv, Inc. *	300	17
Google, Inc., Class A *	300	212
Intuit, Inc. *	626	20
Microsoft Corp.	13,620	501
Novell, Inc. *	500	4
Oracle Corp. *	5,988	133
Paychex, Inc.	525	22
Symantec Corp. *	1,678	31
Unisys Corp. *	500	3
VeriSign, Inc. *	300	10
Western Union Co.	1,392	31
Yahoo!, Inc. *	2,000	62

		1,313

Technology Hardware & Equipment 0.5%
Agilent Technologies, Inc. *	710	26
Apple, Inc. *	1,200	228
Ciena Corp. *	71	3
Cisco Systems, Inc. *	9,930	328
Corning, Inc.	2,250	55
Dell, Inc. *	3,850	118
EMC Corp. *	3,650	93
Flextronics International Ltd. *	306	4
Hewlett-Packard Co.	4,703	243
International Business Machines Corp.	2,500	290
Jabil Circuit, Inc.	322	7
JDS Uniphase Corp. *	251	4
Juniper Networks, Inc. *	600	22
Lexmark International, Inc., Class A *	200	8
Molex, Inc.	250	7
Motorola, Inc.	3,666	69
Network Appliance, Inc. *	500	16
QLogic Corp. *	276	4
QUALCOMM, Inc.	2,400	103
SanDisk Corp. *	285	13
Sun Microsystems, Inc. *	5,000	28
Tektronix, Inc.	200	8
Tellabs, Inc. *	600	5
Teradata Corp. *	400	11
Tyco Electronics Ltd.	753	27
Xerox Corp. *	1,200	21

		1,741

Telecommunication Services 0.2%
ALLTEL Corp.	500	36
AT&T, Inc.	9,588	401
CenturyTel, Inc.	250	11
Citizens Communications Co.	410	5
Embarq Corp.	222	12
Qwest Communications International, Inc. *	2,524	18
Sprint Nextel Corp.	4,454	76
Verizon Communications, Inc.	4,188	193
Windstream Corp.	516	7

		759

Transportation 0.1%
Burlington Northern Santa Fe Corp.	600	52
C.H. Robinson Worldwide, Inc.	200	10
CSX Corp.	600	27
Expeditors International of Washington, Inc.	300	15
FedEx Corp.	460	48
Norfolk Southern Corp.	600	31
Ryder System, Inc.	100	5
Southwest Airlines Co.	1,218	17
Union Pacific Corp.	400	51
United Parcel Service, Inc., Class B	1,712	129

		385

Utilities 0.2%
Allegheny Energy, Inc. *	170	10
Ameren Corp.	300	16
American Electric Power Co., Inc.	580	28
CenterPoint Energy, Inc.	474	8
CMS Energy Corp.	200	3
Consolidated Edison, Inc.	300	14
Constellation Energy Group	200	19
Dominion Resources, Inc.	435	40
DTE Energy Co.	200	10
Duke Energy Corp.	1,876	36
Dynegy, Inc., Class A *	500	5

See financial notes 45

 Schwab MarketTrack Conservative Portfolio

Portfolio Holdings continued

	Number	Value
Security	of Shares	($ x 1,000)

Edison International	500	29
Entergy Corp.	350	42
Exelon Corp.	1,024	85
FirstEnergy Corp.	533	37
FPL Group, Inc.	600	41
Integrys Energy Group, Inc.	82	5
Nicor, Inc.	100	4
NiSource, Inc.	376	8
PG&E Corp.	600	29
Pinnacle West Capital Corp.	100	4
PPL Corp.	600	31
Progress Energy, Inc.	354	17
Public Service Enterprise Group, Inc.	400	38
Questar Corp.	200	12
Sempra Energy	297	18
Southern Co.	1,100	40
TECO Energy, Inc.	200	3
The AES Corp. *	800	17
Xcel Energy, Inc.	510	12

		661

Total Common Stock (Cost $12,090)		21,482

Other Investment Companies 92.1% of net assets
Schwab Institutional Select S&P 500 Fund (a)	361,851	4,483
Schwab International Index Fund, Select Shares (a)	1,456,363	37,793
Schwab S&P 500 Index Fund, Select Shares (a)	1,970,983	47,855
Schwab Small-Cap Index Fund, Select Shares (a)	1,328,459	33,676
Schwab Total Bond Market Fund (a)	19,315,151	189,288
Schwab Value Advantage Money Fund, Institutional Shares (a)	10,043,609	10,044

Total Other Investment Companies (Cost $271,165)		323,139

Security	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

Short-Term Investment 1.7% of net assets

Commercial Paper & Other Obligations 1.7%
Wells Fargo, Grand Cayman Time Deposit
4.75%, 11/01/07	6,001	6,001

Total Short-Term Investments (Cost $6,001)		6,001

End of Investments.

At 10/31/07 the tax basis cost of the fund’s investments was $290,846 and the unrealized appreciation and depreciation were $62,158 and ($2,382), respectively, with net unrealized appreciation of $59,776.

*	Non-income producing security.
(a)	Issuer is affiliated with the fund’s adviser.

46 See financial notes

 Schwab MarketTrack Conservative Portfolio

Statement of
Assets and Liabilities
As of October 31, 2007. All numbers x 1,000 except NAV.

Assets
Investments in affiliated underlying funds and stocks, at value (cost $271,186)		$323,188
Investments in unaffiliated issuers, at value (cost $18,070)	+	27,434

Total investments, at value (cost $289,256)		350,622
Receivables:
Dividends		922
Fund shares sold		557
Interest		1
Prepaid expenses	+	1

Total assets		352,103

Liabilities
Payables:
Investments bought		883
Investment adviser and administrator fees		9
Transfer agent and shareholder services fees		6
Fund shares redeemed		379
Accrued expenses	+	46

Total liabilities		1,323

Net Assets
Total assets		352,103
Total liabilities	−	1,323

Net assets		$350,780
Net Assets by Source
Capital received from investors		286,041
Net investment income not yet distributed		1,719
Net realized capital gains		1,654
Net unrealized capital gains		61,366

Net Asset Value (NAV) by Share Class

			Shares
Share Class	Net Assets	÷	Outstanding	=	NAV

Investor Shares	$252,035		16,920		$14.90
P Shares	$98,745		6,642		$14.87

See financial notes 47

 Schwab MarketTrack Conservative Portfolio

Statement of
Operations
For November 1, 2006 through October 31, 2007. All numbers x 1,000.

Investment Income
Dividends received from affiliated underlying funds and stocks		$12,399
Dividends received from unaffiliated issuers		399
Interest	+	194

Total investment income		12,992

Net Realized Gains and Losses
Net realized gains on sales of affiliated underlying funds		325
Net realized gains received from affiliated underlying funds		3,648
Net realized gains on unaffiliated investments	+	63

Net realized gains		4,036

Net Unrealized Gains and Losses
Net unrealized gains on affiliated underlying funds and stocks		11,636
Net unrealized gains on unaffiliated investments	+	2,228

Net unrealized gains		13,864

Expenses
Investment adviser and administrator fees		1,479
Transfer agent and shareholder service fees
Investor Shares		604
P Shares		95
Professional fees		37
Portfolio accounting fees		31
Registration fees		17
Custodian fees		10
Shareholder reports		7
Trustees’ fees		7
Overdraft expense		4
Other expenses	+	37

Total expenses		2,328
Expense reduction by adviser and Schwab	−	784

Net expenses		1,544

Increase in Net Assets from Operations
Total investment income		12,992
Net expenses	−	1,544

Net investment income		11,448
Net realized gains		4,036
Net unrealized gains	+	13,864

Increase in net assets from operations		$29,348

48 See financial notes

 Schwab MarketTrack Conservative Portfolio

Statements of
Changes in Net Assets
For the current and prior report periods. All numbers x 1,000.

Operations

		11/1/06-10/31/07	11/1/05-10/31/06
Net investment income		$11,448	$9,485
Net realized gains		4,036	4,385
Net unrealized gains	+	13,864	15,692

Increase in net assets from operations		29,348	29,562

Distributions to Shareholders
Distributions from net investment income
Investor Shares		8,300	8,287
P Shares	+	3,503	1,074

Total distributions from net investment income		11,803	9,361

Distributions from net realized gains
Investor Shares		3,111	202
P Shares	+	1,178	—

Total distributions from net realized gains		4,289	202

Total distributions		$16,092	$9,563

Transactions in Fund Shares*

		11/1/06-10/31/07		11/1/05-10/31/06
		SHARES	VALUE	SHARES	VALUE

Shares Sold
Investor Shares		3,285	$47,630	3,757	$51,692
P Shares	+	2,101	30,335	6,493	90,438

Total shares sold		5,386	$77,965	10,250	$142,130

Shares Reinvested
Investor Shares		745	$10,688	587	$8,073
P Shares	+	327	4,681	78	1,074

Total shares reinvested		1,072	$15,369	665	$9,147

Shares Redeemed
Investor Shares		(3,277)	($47,566)	(10,556)	($146,482)
P Shares	+	(1,313)	(19,043)	(1,044)	(14,366)

Total shares redeemed		(4,590)	($66,609)	(11,600)	($160,848)

Net transactions in fund shares		1,868	$26,725	(685)	($9,571)

Shares Outstanding and Net Assets
		11/1/06-10/31/07		11/1/05-10/31/06
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		21,694	$310,799	22,379	$300,371
Total increase or decrease	+	1,868	39,981	(685)	10,428

End of period		23,562	$350,780	21,694	$310,799

Net investment income not yet distributed			$1,719		$1,190

*	The portfolio started to offer P Shares on 4/6/06.

See financial notes 49

 Schwab MarketTrack Portfolios

Financial Notes

1. Business Structure of the Funds:

Each of the funds discussed in this report is a series of Schwab Capital Trust (the “trust”), a no-load, open-end management investment company. The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940 (the “1940 Act”), as amended. The list below shows all the funds in the trust including the funds in this report, which are highlighted:

Schwab Capital Trust (organized May 7, 1993)
Schwab MarketTrack All Equity Portfolio
Schwab MarketTrack Growth Portfolio
Schwab MarketTrack Balanced Portfolio
Schwab MarketTrack Conservative Portfolio
Schwab S&P 500 Index Fund
Schwab Institutional Select S&P 500 Fund
Schwab Small-Cap Index Fund
Schwab Total Stock Market Index Fund
Schwab International Index Fund
Laudus U.S. MarketMasters Fund
Laudus Small-Cap MarketMasters Fund
Laudus International MarketMasters Fund
Schwab Viewpoints Fund
Schwab Premier Equity Fund
Schwab Core Equity Fund
Schwab Dividend Equity Fund
Schwab Large-Cap Growth Fund
Schwab Small-Cap Equity Fund
Schwab Hedged Equity Fund
Schwab Financial Services Fund
Schwab Health Care Fund
Schwab Technology Fund
Schwab Target 2010 Fund
Schwab Target 2020 Fund
Schwab Target 2030 Fund
Schwab Target 2040 Fund
Schwab Retirement Income Fund
Schwab Fundamental US Large Company Index Fund
Schwab Fundamental US Small-Mid Company Index Fund
Schwab Fundamental International Large Company Index Fund

The Schwab MarketTrack Portfolios are mainly “fund of funds” as they invest a major portion of their assets in a combination of other Schwab Funds (underlying funds) to achieve their investment objectives and maintain their asset allocation. In addition, the portfolios may purchase individual securities to achieve their investment objectives. Each portfolio bears its share of the allocable expenses of the underlying funds in which they invest. The financial statements of the portfolios should be read in conjunction with the underlying funds’ financial statements.

Both Schwab MarketTrack Growth Portfolio and Schwab MarketTrack Conservative Portfolio offer two share classes: Investor Shares and P Shares. Shares of each class represent interest in the same portfolio, but each class has different expenses and investment minimums. Schwab MarketTrack All Equity Portfolio and Schwab MarketTrack Balanced Portfolio each offer one share class.

Shares are bought and sold at net asset value, or NAV, which is the price for all outstanding shares. Each share has a par value of 1/1,000 of a cent, and the trustees may authorize the issuance of as many shares as necessary.

2. Significant Accounting Policies:

The following is a summary of the significant accounting policies the funds used in the preparation of financial statements. The accounting policies are in conformity with accounting principles generally accepted in the United States of America.

(a) Security Valuation:

The funds value the securities in their portfolios every business day. The funds use the following policies to value various types of securities:

•	Securities traded on an exchange or over-the-counter: valued at the closing value for the day, or, on days when no closing value has been reported, halfway between the most recent bid and asked quotes. Securities that are primarily traded on foreign exchanges are valued at the closing values of such securities on their respective exchanges with these values then translated into U.S. dollars at the current exchange rate.

•	Securities for which no quoted value is available or when a significant event has occurred between the time of the security’s last close and the time the fund calculates net asset value: valued at fair value, as determined in good faith by the fund’s investment adviser using guidelines adopted by the fund’s Board of Trustees and the Pricing Committee. Some of the more common reasons that may necessitate that a security be valued at fair value include: the security’s trading has been halted or suspended; the security has been de-listed from a national exchange; the security’s primary

50

 Schwab MarketTrack Portfolios

Financial Notes (continued)

2. Significant Accounting Policies (continued):

trading market is temporarily closed at a time when under normal conditions it would be open; the security’s primary pricing source is not able or willing to provide a price.

•	Futures and forward currency contracts: valued at their settlement prices as of the close of their exchanges (for futures) or at a market value based on that day’s exchange rates (for forwards). When a fund closes out a futures or forwards position, it calculates the difference between the value of the position at the beginning and at the end of the contract, and records a realized gain or loss accordingly.

•	Underlying funds: valued at their respective net asset values as determined by those funds, in accordance with the 1940 Act.

•	Short-term securities (60 days or less to maturity): valued at amortized cost.

(b) Portfolio Investments:

Futures Contract: The funds may invest in futures contracts. Futures contracts involve certain risks because they can be very sensitive to market movements.

One risk is that the price of a futures contract may not move in perfect correlation with the price of the underlying securities. Another risk is that, at certain times, it may be impossible for a fund to close out a position in a futures contract, due to a difference in trading hours or to market conditions that may reduce the liquidity for a futures contract or its underlying securities. The potential for losses associated with futures contracts may exceed amounts recorded in the Statement of Assets and Liabilities.

Because futures contracts carry inherent risks, a fund must give the broker a deposit of cash and/or securities (the “initial margin”) whenever it enters into the futures contract. The amount of the deposit may vary from one contract to another, but it is generally a percentage of the contract amount.

Futures are traded publicly on exchanges, and their market value changes daily. A fund records the daily change in market value of futures, and also the change in the amount of margin deposit required (“due to/from broker”).

(c) Security Transactions:

Security transactions are recorded as of the date the order to buy or sell the security is executed. Realized gains and losses from security transactions are based on the identified costs of the securities involved.

Assets and liabilities denominated in foreign currencies are reported in U.S. dollars. For assets and liabilities held on a given date, the dollar value is based on market exchange rates in effect on that date. Transactions involving foreign currencies, including purchases, sales, income receipts and expense payments, are calculated using exchange rates in effect on the transaction date.

(d) Investment Income:

Interest income is recorded as it accrues. Dividends and distributions from portfolio securities and underlying funds are recorded on the date they are effective (the ex-dividend date), although the funds record certain foreign security dividends on the day they learn of the ex-dividend date. Any distributions from underlying funds are recorded in accordance with the character of the distributions.

(e) Expenses:

Expenses that are specific to a fund or a class are charged directly to that fund or class. Expenses that are common to all funds within the trust generally are allocated among the funds in proportion to their average daily net assets.

For funds offering multiple share classes, the net investment income, other than class specific expenses, and the realized and unrealized gains or losses, are allocated daily to each class in proportion to its net assets.

(f) Distributions to Shareholders:

The funds make distributions from net investment income and net realized capital gains once a year, except for the MarketTrack Conservative Portfolio, which makes distributions quarterly.

 51

 Schwab MarketTrack Portfolios

Financial Notes (continued)

2. Significant Accounting Policies (continued):

(g) Accounting Estimates:

The accounting policies described in this report conform with accounting principles generally accepted in the United States of America. Notwithstanding this, shareholders should understand that in order to follow these principles, fund management has to make estimates and assumptions that affect the information reported in the financial statements. It’s possible that once the results are known, they may turn out to be different from these estimates.

(h) Federal Income Taxes:

The funds intend to meet federal income and excise tax requirements for regulated investment companies. Accordingly, the funds distribute substantially all of their net investment income and realized net capital gains (if any) to their respective shareholders each year. As long as a fund meets the tax requirements, it is not required to pay federal income tax.

Each fund maintains its own account for purposes of holding assets and accounting, and is considered a separate entity for tax purposes.

(i) Indemnification:

Under the funds’ organizational documents, the officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the funds. In addition, in the normal course of business the funds enter into contracts with their vendors and others that provide general indemnifications. The funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the funds. However, based on experience, the funds expect the risk of loss to be remote.

(j) New Accounting Standards:

Financial Accounting Standards Board Interpretation (FIN) No. 48 — Accounting for Uncertainty in Income Taxes — an Interpretation of SFAS No. 109, was issued in July 2006 and is effective for fiscal years beginning after December 15, 2006. This Interpretation provides new requirements for the recognition, measurement, and disclosure in the financial statements of a tax position taken or expected to be taken in a tax return when there is uncertainty about whether that tax position will ultimately be sustained. A fund with a fiscal year ending October 31 will implement FIN 48 no later than April 30, 2008, and it will apply to all open tax years.

Management is currently evaluating the impact of adopting FIN 48, and at this time, believes that the adoption will have no material impact on the funds’ financial statements.

In September 2006, the Financial Accounting Standards Board (FASB) issued Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (SFAS No. 157). SFAS No. 157 defines fair value, establishes a framework for measuring fair value in accordance with generally accepted accounting principles and expands disclosure about fair value measurements. SFAS No. 157 is effective for fiscal years beginning after November 15, 2007.

Management is currently evaluating the impact of adopting SFAS No. 157 on the funds’ financial statements..

3.	Affiliates and Affiliated Transactions:
(All dollar amounts are x 1,000)

Charles Schwab Investment Management, Inc. (CSIM or the investment adviser), a wholly owned subsidiary of The Charles Schwab Corporation, serves as each fund’s investment adviser and administrator pursuant to an Investment Advisory and Administration Agreement (Advisory Agreement) between it and the trust.

52

 Schwab MarketTrack Portfolios

Financial Notes (continued)

3. Affiliates and Affiliated Transactions (continued):

For its advisory and administrative services to each fund, the investment adviser is entitled to receive an annual fee payable monthly based on each fund’s average daily net assets described as follows:

	MarketTrack	MarketTrack	MarketTrack	MarketTrack
	All Equity	Growth	Balanced	Conservative
Average daily net assets	Portfolio	Portfolio	Portfolio	Portfolio

First $500 million	0.44%	0.44%	0.44%	0.44%
Over $500 million	0.39%	0.39%	0.39%	0.39%

Charles Schwab & Co., Inc. (“Schwab”) is an affiliate of the investment adviser and is the trust’s transfer agent and shareholder services agent.

For its transfer agent and shareholder services, Schwab is entitled to receive an annual fee payable monthly based on each fund’s average daily net assets described as follows:

	Transfer Agent Fees	Shareholder Service Fees

Investor Shares	0.05%	0.20%
P Shares*	0.05%	0.05%

Although these agreements specify certain fees for these services, CSIM and Schwab have made additional agreements with the funds to limit the total expenses charged, excluding interest, taxes and certain non-routine expenses through February 27, 2008, as follows:

	MarketTrack	MarketTrack	MarketTrack	MarketTrack
	All Equity	Growth	Balanced	Conservative
	Portfolio	Portfolio	Portfolio	Portfolio

Investor Shares	0.50%	0.50%	0.50%	0.50%
P Shares*	n/a	0.35%	n/a	0.35%

*	P Shares are only offered by MarketTrack Growth Portfolio and MarketTrack Conservative Portfolio.

Such expense reductions are disclosed in the Statement of Operations.

The funds may engage in certain transactions involving related parties. For instance, a fund may own shares of The Charles Schwab Corporation if that company is included in its index. Pursuant to an exemptive order issued by the SEC, the funds may invest in other related funds. As of October 31, 2007, the shares owned by each MarketTrack Portfolio as a percentage of the total shares of the underlying funds are:

	MarketTrack	MarketTrack	MarketTrack	MarketTrack
	All Equity	Growth	Balanced	Conservative
	Portfolio	Portfolio	Portfolio	Portfolio

Schwab Equity Index Funds:
S&P 500 Index Fund	—	—	—	0.6%
Small-Cap Index Fund	9.6%	9.2%	5.0%	2.0%
International Index Fund	9.8%	7.9%	4.4%	1.8%
Schwab Bond Funds:
Total Bond Market Fund	—	7.5%	12.6%	11.9%
Schwab Institutional Select Funds:
Institutional Select S&P 500 Index	9.4%	6.7%	3.2%	0.1%
Schwab Money Funds:
Value Advantage Money Fund	—	0.1%	— **	— **

**	Less than 0.1%

 53

 Schwab MarketTrack Portfolios

Financial Notes (continued)

3. Affiliates and Affiliated Transactions (continued):

Schwab Charitable Giving Trust owns P Shares of MarketTrack Growth Portfolio and MarketTrack Conservative Portfolio. As of October 31, 2007, the shares owned by Charitable Giving Trust as a percentage of the total shares of the MarketTrack Portfolios are:

	MarketTrack Growth Portfolio	MarketTrack Conservative Portfolio

Schwab Charitable Giving Trust	16.7%	28.2%

The funds may make direct transactions with certain other Schwab Funds when practical. When one fund is seeking to sell a security that another is seeking to buy, an interfund transaction can allow both funds to benefit by reducing transaction costs. This practice is limited to funds that share the same investment adviser, trustees and officers. As of October 31, 2007, there were no security transactions with other Schwab Funds.

Pursuant to an exemptive order issued by the SEC, the funds may enter into interfund borrowing and lending transactions within the Schwab Funds. All loans are for temporary or emergency purposes only. The interest rate charged on the loan is the average of the overnight repurchase agreement rate and the short-term bank loan rate. The interfund lending facility is subject to the oversight and periodic review of the Board of Trustees of the Schwab Funds. There was no interfund borrowing or lending activity for any fund during the period.

Trustees

Trustees may include people who are officers and/or directors of the investment adviser or Schwab. Federal securities law limits the percentage of such “interested persons” who may serve on a trust’s board, and the trust was in compliance with these limitations throughout the report period. The trust did not pay any of these persons for their service as trustees, but it did pay non-interested persons (independent trustees), as noted in each fund’s Statement of Operations.

4.	Borrowing from Banks:

The funds may borrow money from banks and custodians. The funds may obtain temporary bank loans through the trusts to which they belong, to use for meeting shareholder redemptions or for extraordinary or emergency purposes. The Schwab Funds have custodian overdraft facilities and uncommitted line of credit arrangements of $150 million and $100 million with State Street Corporation and Bank of America, N.A., respectively. The funds pay interest on the amounts they borrow at rates that are negotiated periodically. There were no borrowings from the line of credit for the funds during the period.

5.	Purchases and Sales of Investment Securities:
(All dollar amounts are x 1,000)

For the fiscal year ended October 31, 2007, purchases and sales of securities (excluding short-term obligations) were as follows:

	Purchases of Securities	Sales/Maturities of Securities

MarketTrack All Equity Portfolio	$73,885	$751
MarketTrack Growth Portfolio	62,805	27,951
MarketTrack Balanced Portfolio	49,152	35,157
MarketTrack Conservative Portfolio	33,373	12,306

6.	Redemption Fee:
(All dollar amounts are x 1,000)

The funds may impose a short-term redemption fee on any fund shares that are redeemed or exchanged by a shareholder within a specified number of days of the purchase date. The funds charge 2.00% of early withdrawal fees on shares (excluding P shares)

54

 Schwab MarketTrack Portfolios

Financial Notes (continued)

6.	Redemption Fee (continued): (All dollar amounts are x 1,000)

redeemed or exchanged held 30 days or less after the purchase. Such amounts are net of the redemption fee proceeds on the Statement of Changes in Net Assets. The redemption fees charged during the current and prior fiscal year are:

	Current Period	Prior Period
	(11/01/06-10/31/07)	(11/01/05-10/31/06)

MarketTrack All Equity Portfolio	$32	$13
MarketTrack Growth Portfolio
Investor Shares	25	11
MarketTrack Balanced Portfolio	17	3
MarketTrack Conservative Portfolio
Investor Shares	6	16

7.	Federal Income Taxes:
(All dollar amounts are x 1,000)

As of October 31, 2007, the components of distributable earnings on a tax-basis were as follows:

	MarketTrack	MarketTrack	MarketTrack	MarketTrack
	All Equity	Growth	Balanced	Conservative
	Portfolio	Portfolio	Portfolio	Portfolio

Undistributed ordinary income	$—	$6,081	$8,914	$1,719
Undistributed long-term capital gains	125 *	15,229	8,867	3,244
Unrealized appreciation	171,007	259,211	152,856	62,158
Unrealized depreciation	—	(6,194)	(4,087)	(2,382)
Other net unrealized appreciation/(depreciation)	285	—	—	—
Net unrealized appreciation/(depreciation)	171,292	253,017	148,769	59,776

The primary difference between book-basis and tax-basis unrealized appreciation or unrealized depreciation of investments is the tax deferral of losses on wash sales.

Capital loss carry forwards may be used to offset future realized capital gains for federal income tax purposes. As of October 31, 2007, the funds had no capital loss carry forwards, and $25,602 of capital losses carried from prior years for the MarketTrack All Equity Portfolio were utilized to offset current year’s capital gains.

The tax-basis components of distributions paid during the current and prior fiscal years were:

	MarketTrack	MarketTrack	MarketTrack	MarketTrack
	All Equity	Growth	Balanced	Conservative
	Portfolio*	Portfolio	Portfolio	Portfolio

Current period distributions
Ordinary income	$10,511	$17,601	$15,698	$11,803
Long-term capital gains	5	6,527	8,968	4,289
Return of capital	—	—	—	—
Prior period distributions
Ordinary income	5,267	10,988	11,244	9,361
Long-term capital gains	—	—	1,491	202
Return of capital	—	—	—	—

Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to differing treatment for items such as non-U.S. currency gains and losses, short-term capital gains and losses; capital losses related to wash sales, unrealized appreciation of certain investments in non-U.S. securities: paydowns on fixed-income securities; and income on certain investments. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by each fund for financial reporting purposes. Each fund may also designate a portion of the amount paid to redeeming shareholders as a distribution for tax purposes.

 55

 Schwab MarketTrack Portfolios

Financial Notes (continued)

7.	Federal Income Taxes (continued): (All dollar amounts are x 1,000)

The permanent book and tax basis differences may result in reclassifications between capital account and other accounts as required. The adjustments will have no impact on net assets or the results of operations. As of October 31, 2007, the funds made the following reclassifications:

	MarketTrack	MarketTrack	MarketTrack	MarketTrack
	All Equity	Growth	Balanced	Conservative
	Portfolio*	Portfolio	Portfolio	Portfolio

Capital shares	$—	$—	$—	$—
Undistributed net investment income	3,756	4,026	2,236	884
Net realized capital gains and losses	(3,756)	(4,026)	(2,236)	(884)

*	Tax information for MarketTrack All Equity Portfolio is as of December 31, 2006.

56

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders of:
Schwab MarketTrack All Equity Portfolio
Schwab MarketTrack Growth Portfolio
Schwab MarketTrack Balanced Portfolio
Schwab MarketTrack Conservative Portfolio

In our opinion, the accompanying statements of assets and liabilities, including the portfolio holdings, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Schwab MarketTrack All Equity Portfolio, Schwab MarketTrack Growth Portfolio, Schwab MarketTrack Balanced Portfolio, and Schwab MarketTrack Conservative Portfolio (four of the portfolios constituting Schwab Capital Trust, hereafter referred to as the ‘Funds‘) at October 31, 2007, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as ‘financial statements‘) are the responsibility of the Funds’ management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2007 by correspondence with the transfer agent, custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
San Francisco, California
December 13, 2007

 57

Other Federal Tax Information (unaudited)
(All dollar amounts are x 1,000)

For corporate shareholders, the following percentage of the funds dividend distributions paid during the fiscal year ended October 31, 2007, qualify for the corporate dividends received deduction:

Percentage

MarketTrack All Equity Portfolio*	72.28
MarketTrack Growth Portfolio	30.33
MarketTrack Balanced Portfolio	45.56
MarketTrack Conservative Portfolio	72.04

For the fiscal year ended October 31, 2007, the funds designate the following amounts of the dividend distributions as qualified dividends for the purpose of the maximum rate under section 1(h)(ii) of the Internal Revenue Code. Shareholders will be notified in January 2008 via IRS form 1099 of the amounts for use in preparing their 2007 income tax return.

MarketTrack All Equity Portfolio*	$6,923
MarketTrack Growth Portfolio	17,602
MarketTrack Balanced Portfolio	15,698
MarketTrack Conservative Portfolio	11,803

*	Tax information for MarketTrack All Equity Portfolio is as of December 31, 2006.

58

Investment Advisory Agreement Approval

The Investment Company Act of 1940 (the “1940 Act”) requires that initial approval of, as well as the continuation of, a fund’s investment advisory agreement must be specifically approved (1) by the vote of the trustees or by a vote of the shareholders of the fund, and (2) by the vote of a majority of the trustees who are not parties to the investment advisory agreement or “interested persons” of any party (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval. In connection with such approvals, the fund’s trustees must request and evaluate, and the investment adviser is required to furnish, such information as may be reasonably necessary to evaluate the terms of the advisory agreement. In addition, the Securities and Exchange Commission (the “SEC”) takes the position that, as part of their fiduciary duties with respect to fund fees, fund boards are required to evaluate the material factors applicable to a decision to approve an investment advisory agreement.

Consistent with these responsibilities, the Board of Trustees (the “Board” or the “Trustees”, as appropriate) calls and holds one or more meetings each year that are dedicated, in whole or in part, to considering whether to renew the investment advisory agreement between Schwab Capital Trust (the “Trust”) and CSIM (the “Agreement”) with respect to existing funds in the Trust, including the funds covered in this annual report, and to review certain other agreements pursuant to which CSIM provides investment advisory services to certain other registered investment companies. In preparation for the meeting(s), the Board requests and reviews a wide variety of materials provided by CSIM, including information about CSIM’s affiliates, personnel and operations. The Board also receives extensive data provided by third parties. This information is in addition to the detailed information about the funds that the Board reviews during the course of each year, including information that relates to fund operations and fund performance. The Independent Trustees receive advice from independent counsel to the Independent Trustees, including a memo regarding the responsibilities of trustees for the approval of investment advisory contracts. In addition, the Independent Trustees meet in executive session outside the presence of fund management and participate in question and answer sessions with representatives of CSIM.

The Board, including a majority of the Independent Trustees, considered information specifically relating to its consideration of the continuance of the Agreement at meetings held on May 2, 2007, and June 5, 2007, and approved the renewal of the Agreement for an additional one year term at the meeting held on June 5, 2007. The Board’s approval of the Agreement was based on consideration and evaluation of a variety of specific factors discussed at these meetings and at prior meetings, including:

1.	the nature, extent and quality of the services provided to the funds under the Agreement, including the resources of CSIM and its affiliates dedicated to the funds;

2.	each fund’s investment performance and how it compared to that of certain other comparable mutual funds;

3.	each fund’s expenses and how those expenses compared to those of certain other comparable mutual funds;

4.	the profitability of CSIM and its affiliates, including Charles Schwab & Co., Inc. (“Schwab”), with respect to each fund, including both direct and indirect benefits accruing to CSIM and its affiliates; and

5.	the extent to which economies of scale would be realized as the funds grow and whether fee levels in the Agreement reflect those economies of scale for the benefit of fund investors.

Nature, Extent and Quality of Services.  The Board considered the nature, extent and quality of the services provided by CSIM to the funds and the resources of CSIM and its affiliates dedicated to the funds. In this regard, the Trustees evaluated, among other things, CSIM’s personnel, experience, track record and compliance program. The information considered by the Trustees included specific information concerning changes in the nature, extent and quality of services provided by CSIM since the Trustees had last considered approval of the Agreement. The Trustees also considered investments in CSIM’s mutual fund infrastructure and the fact that Schwab’s wide range of products, services, and channel alternatives such as free advice, investment and research tools, Internet access, and an array of account features that benefit the funds and their shareholders. The Trustees also considered CSIM’s top three ranking in an independent survey regarding mutual fund client loyalty, Schwab’s excellent reputation as a full service brokerage firm and its overall financial condition. Finally, the Trustees considered that the vast majority of the funds’ shareholders are also brokerage clients of Schwab. Following such evaluation, the Board concluded, within the context of its full deliberations, that the nature, extent and quality of services provided by CSIM to the funds and the resources of CSIM and its affiliates dedicated to the funds supported renewal of the Agreement.

Fund Performance.  The Board considered fund performance in determining whether to renew the Agreement. Specifically, the Trustees considered each fund’s performance relative to a peer group and peer category of other mutual

 59

funds and appropriate indices/benchmarks, in light of total return, yield, when applicable, and market trends. As part of this review, the Trustees considered the composition of the peer group and peer category, selection criteria and the reputation of the third party who prepared the peer group and peer category analysis. In evaluating the performance of each fund, the Trustees considered both risk and shareholder risk expectations for such fund and the appropriateness of the benchmark used to compare the performance of each fund. The Trustees further considered the level of fund performance in the context of its review of fund expenses and adviser profitability discussed below. Following such evaluation the Board concluded, within the context of its full deliberations, that the performance of the funds supported renewal of the Agreement.

Fund Expenses.  With respect to the funds’ expenses, the Trustees considered the rate of compensation called for by the Agreement, and each fund’s net operating expense ratio, in each case, in comparison to those of other comparable mutual funds, such peer groups and comparisons having been selected and calculated by an independent third party. The Trustees considered the effects of CSIM’s and Schwab’s historical practice of voluntarily waiving management and other fees to prevent total fund expenses from exceeding a specified cap. The Trustees also considered fees charged by CSIM to other mutual funds and to other types of accounts, such as wrap accounts, but, with respect to such other types of accounts, accorded less weight to such comparisons due to the different legal, regulatory, compliance and operating features of mutual funds as compared to these other types of accounts. Following such evaluation, the Board concluded, within the context of its full deliberations, that the expenses of the funds are reasonable and supported renewal of the Agreement.

Profitability.  With regard to profitability, the Trustees considered the compensation flowing to CSIM and its affiliates, directly or indirectly. In this connection, the Trustees reviewed management’s profitability analyses, together with certain commentary thereon from an independent accounting firm. The Trustees also considered any other benefits derived by CSIM from its relationship with the funds, such as whether, by virtue of its management of the funds, CSIM obtains investment information or other research resources that aid it in providing advisory services to other clients. The Trustees considered whether the varied levels of compensation and profitability under the Agreement and other service agreements were reasonable and justified in light of the quality of all services rendered to each fund by CSIM and its affiliates. The Board also considered information relating to changes to CSIM’s business operations and how these changes affected CSIM’s profitability under the Agreement. Based on this evaluation, the Board concluded, within the context of its full deliberations, that the profitability of CSIM is reasonable and supported renewal of the Agreement.

Economies of Scale.  The Trustees considered the existence of any economies of scale and whether those are passed along to a fund’s shareholders through a graduated investment advisory fee schedule or other means, including any fee waivers by CSIM and its affiliates. In this regard, and consistent with their consideration of fund expenses, the Trustees considered that CSIM and Schwab have previously committed resources to minimize the effects on shareholders of diseconomies of scale during periods when fund assets were relatively small through their contractual expense waivers. For example, such diseconomies of scale may particularly affect newer funds or funds with investment strategies that are from time to time out of favor, but shareholders may benefit from the continued availability of such funds at subsidized expense levels. The Trustees also considered existing contractual investment advisory fee schedules that include lower fees at higher graduated asset levels. The Board also considered certain existing commitments by CSIM and Schwab that are designed to pass along potential economies of scale to fund shareholders. Based on this evaluation the Board concluded, within the context of its full deliberations, that the funds obtain reasonable benefit from economies of scale.

In the course of their deliberations, the Trustees did not identify any particular information or factor that was all-important or controlling. Based on the Trustees’ deliberation and their evaluation of the information described above, the Board, including all of the Independent Trustees, unanimously approved the continuation of the Agreement and concluded that the compensation under the Agreement is fair and reasonable in light of such services and expenses and such other matters as the trustees have considered to be relevant in the exercise of their reasonable judgment.

60

Trustees and Officers

The tables below give information as of October 31, 2007, about the trustees and officers for The Schwab Capital Trust, which includes the funds covered in this report. The “Fund Complex” includes the Charles Schwab Family of Funds, Schwab Capital Trust, Schwab Investments, Schwab Annuity Portfolios, and Laudus Trust. As of October 31, 2007, the Fund Complex included 70 funds.

The address for all trustees and officers is 101 Montgomery Street, San Francisco, CA 94104. You can find more information about the trustees and officers in the Statement of Additional Information, which is available free by calling 1-800-435-4000.

Independent Trustees
Name, Year of Birth,		Number of
and Position(s) with	Principal	Portfolios in
the trust; (Terms of	Occupations	Fund Complex
office, and length of	During the	Overseen by
Time Served1)	Past Five Years	the Trustee	Other Directorships

Mariann Byerwalter 1960 Trustee (Trustee of Schwab Capital Trust since 2000.)	Chairman of JDN Corporate Advisory LLC.	70	Board 1—Director, Redwood Trust, Inc. Board 2—Director, PMI Group, Inc.

Donald F. Dorward 1931 Trustee (Trustee of Schwab Capital Trust since 1989.)	Chief Executive Officer, Dorward & Associates (corporate management, marketing and communications consulting firm). From 1996-1999, Executive Vice President and Managing Director, Grey Advertising. Prior to 1996, President and Chief Executive Officer, Allen & Dorward Advertising.	60	None.

William A. Hasler 1941 Trustee (Trustee of Schwab Capital Trust since 2000.)	Dean Emeritus, Haas School of Business, University of California, Berkeley. Until February 2004, Co-Chief Executive Officer, Aphton Corp. (bio-pharmaceuticals).	70	Board 1—Director, Mission West Properties
Board 2—Director, TOUSA
Board 3—Director, Harris-Stratex Networks
Board 4—Director, Genitope Corp.
Board 5—Director & Non-Executive Chairman, Solectron Corp.
			Board 6—Director, Ditech Networks

Robert G. Holmes 1931 (Trustee of Schwab Capital Trust since 1989.)	Chairman, Chief Executive Officer and Director, Semloh Financial, Inc. (international financial services and investment advisory firm).	60	None.

Gerald B. Smith 1950 Trustee (Trustee of Schwab Capital Trust since 2000.)	Chairman, Chief Executive Officer and founder of Smith Graham & Co.(investment advisors).	60	Board 1—Board of Cooper Industries Board 2—Chairman of the Audit Committee of Oneok Partners LP

Donald R. Stephens 1938 Trustee (Trustee of Schwab Capital Trust since 1989.)	Managing Partner, D. R. Stephens & Company (investments).	60	None.

 61

Independent Trustees continued
Name, Year of Birth,		Number of
and Position(s) with	Principal	Portfolios in
the trust; (Terms of	Occupations	Fund Complex
office, and length of	During the	Overseen by
Time Served1)	Past Five Years	the Trustee	Other Directorships

Michael W. Wilsey 1943 Trustee (Trustee of Schwab Capital Trust since 1989.)	Chairman, Chief Executive Officer, Wilsey Bennett, Inc. (real estate investment and management, and other investments).	60	None.

Interested Trustees
Name, Year of Birth,		Number of
and Position(s) with	Principal	Portfolios in
the trust; (Terms of	Occupations	Fund Complex
office, and length of	During the	Overseen by
Time Served )	Past Five Years	the Trustee	Other Directorships

Charles R. Schwab[2] 1937 Chairman and Trustee (Chairman and Trustee of Schwab Capital Trust since 1989.)	Chairman, Chief Executive Officer and Director, The Charles Schwab Corporation, Charles Schwab & Co., Inc.; Chairman and Director, Charles Investment Management, Inc., Charles Schwab Bank, N.A.; Chairman and Chief Executive Officer, Schwab (SIS) Holdings Inc. I, Schwab International Holdings, Inc.; Chief Executive Officer and Director, Schwab Holdings, Inc. Through June 2007, Director, U.S. Trust Company, N.A., U.S. Trust Company of New York. Until May 2003, Co-Chief Executive Officer, The Charles Schwab Corporation.	60	None

Randall W. Merk[2] 1954 Trustee (Trustee of Schwab Capital Trust since 2005.)	Executive Vice President and President, Investment Management Services, Charles Schwab & Co., Inc.; Executive Vice President, Charles Schwab & Co., Inc. (2002— present); President and Chief Executive Officer, Charles Schwab Investment Management, Inc. (2007-present); Director, Charles Schwab Asset Management (Ireland) Limited and Charles Schwab Worldwide Funds PLC. From September 2002 to July 2004, Chief Executive Officer and President, Charles Schwab Investment Management, Inc. and Executive Vice President, Charles Schwab & Co., Inc.	70	None.

62

Officers of the Trust
Name, Year of Birth, and Position(s)
with the trust; (Terms of office, and
length of Time Served3)	Principal Occupations During the Past Five Years

Randall W. Merk 1954 President and Chief Executive Officer (Officer of Schwab Capital Trust since 2007.)	Executive Vice President and President, Investment Management Services, Charles Schwab & Co., Inc.; Executive Vice President, Charles Schwab & Co., Inc. (2002— present); President and Chief Executive Officer, Charles Schwab Investment Management, Inc. (2007-present); Director, Charles Schwab Asset Management (Ireland) Limited and Charles Schwab Worldwide Funds PLC. From September 2002 to July 2004, Chief Executive Officer and President, Charles Schwab Investment Management, Inc. and Executive Vice President, Charles Schwab & Co., Inc.

George Pereira 1964 Treasurer and Principal Financial Officer (Officer of Schwab Capital Trust since 2004.)	Senior Vice President and Chief Financial Officer, Charles Schwab Investment Management, Inc.; Chief Financial Officer, Laudus Trust and Laudus Variable Insurance Trust; Director, Charles Schwab Worldwide Fund, PLC and Charles Schwab Asset Management (Ireland) Limited. Through June 2007, Treasurer, Chief Financial Officer and Chief Accounting Officer, Excelsior Funds Inc., Excelsior Tax-Exempt Funds, Inc. and Excelsior Funds Trust; Chief Financial Officer, Mutual Fund Division, UST Advisors, Inc. From December 1999 to November 2004, Sr. Vice President, Financial Reporting, Charles Schwab & Co. Inc.

Kimon Daifotis 1959 Senior Vice President and Chief Investment Officer-Fixed Income (Officer of Schwab Capital Trust since 2004.)	Senior Vice President and Chief Investment Officer-Fixed Income, Charles Schwab Investment Management, Inc. Prior to 2004, Vice President and Sr. Portfolio Manager, Charles Schwab Investment Management, Inc.

Jeffrey Mortimer 1963 Senior Vice President and Chief Investment Officer-Equities (Officer of Schwab Capital Trust since 2004.)	Senior Vice President and Chief Investment Officer-Equities, Charles Schwab Investment Management, Inc.; Vice President and Chief Investment Officer, Laudus Trust and Laudus Variable Insurance Trust. Prior to 2004, Vice President and Sr. Portfolio Manager, Charles Schwab Investment Management, Inc.

Randall Fillmore 1960 Chief Compliance Officer and AML Officer (Officer of Schwab Capital Trust since 2002.)	Senior Vice President and Chief Compliance Officer, Charles Schwab Investment Management, Inc.; Senior Vice President, Charles Schwab & Co. Inc.; Chief Compliance Officer, Laudus Trust and Laudus Variable Insurance Trust. Through June 2007, Chief Compliance Officer, Excelsior Funds Inc., Excelsior Tax-Exempt Funds, Inc., and Excelsior Funds Trust. From 2002 to 2003, Vice President, Charles Schwab & Co., Inc. and Charles Schwab Investment Management, Inc.

Koji E. Felton 1959 Secretary and Chief Legal Officer (Officer of Schwab Capital Trust since 1998.)	Senior Vice President, Chief Counsel and Corporate Secretary, Charles Schwab Investment Management, Inc.; Senior Vice President and Deputy General Counsel, Charles Schwab & Co., Inc. Through June 2007, Chief Legal Officer, Excelsior Funds Inc., Excelsior Tax Exempt Funds, Inc. and Excelsior Funds Trust.

Catherine MacGregor 1964 Vice President (Officer of Schwab Capital Trust since 2005.)	Vice President, Charles Schwab & Co., Inc. and Charles Schwab Investment Management, Inc., Laudus Trust and Laudus Variable Insurance Trust; since 2006, Chief Counsel, Laudus Trust and Variable Insurance Trust. Until July 2005, Senior Associate, Paul Hastings Janofsky & Walker LLP.

Cathy Sabo 1964 Vice President (Officer of Schwab Capital Trust since 2005.)	Vice President-Compliance, Charles Schwab Investment Management, Inc., Laudus Trust and Laudus Variable Insurance Trust. Until 2004, Vice President, Client, Sales & Services Controls, Charles Schwab & Co., Inc.

 63

Officers of the Trust continued
Name, Year of Birth, and Position(s)
with the trust; (Terms of office, and
length of Time Served3)	Principal Occupations During the Past Five Years

Michael Haydel 1970 Vice President (Officer of Schwab Capital Trust since 2006.)	Vice President, Asset Management Client Services, Charles Schwab & Co., Inc.; Vice President and AML Officer, Laudus Trust and Laudus Variable Insurance Trust. Until March 2004, Director Charles Schwab & Co., Inc.

[1]	Trustees remain in office until they resign, retire or are removed by shareholder vote. The Schwab Funds retirement policy requires that independent trustees elected after January 1, 2000 retire at age 72 or after 20 years of service as a trustee, whichever comes first. Independent trustees elected prior to January 1, 2000 will retire on the following schedule: Messrs. Holmes and Dorward will retire on December 31, 2007, and Messrs. Stephens and Wilsey will retire on December 31, 2010.

[2]	In addition to their employment with the investment advisor and the distributor, Messrs. Schwab and Merk also own stock of The Charles Schwab Corporation. Mr. Schwab and Mr. Merk are Interested Trustees because they are employees of Schwab and/or the advisor.

[3]	The President, Treasurer and Secretary hold office until their respective successors are chosen and qualified or until he or she sooner dies, resigns, is removed or becomes disqualified. Each other officer serves at the pleasure of the Board.

64

Glossary

asset allocation The practice of dividing a portfolio among different asset classes, with each asset class assigned a particular percentage.

asset class A group of securities with similar structure and basic characteristics. Stocks, bonds and cash are the three main examples of asset classes.

beta A historical measure of an investment’s volatility relative to a market index (usually the S&P 500T). The index is defined as having a beta of 1.00. Investments with a beta higher than 1.00 have been more volatile than the index; those with a beta of less than 1.00 have been less volatile.

bond A security representing a loan from the investor to the issuer. A bond typically pays interest at a fixed rate (the “coupon rate”) until a specified date (the “maturity date”), at which time the issuer returns the money borrowed (“principal” or “face value”) to the bondholder. Because of their structure, bonds are sometimes called “fixed income securities” or “debt securities.”

An individual bond is subject to the credit risk of the issuer. Changes in interest rates can affect a bond’s market value prior to call or maturity. There is no guarantee that a bond’s yield to call or maturity will provide a positive return over the rate of inflation.

bond fund A bond fund is subject to the same credit, interest rate, and inflation risks as bonds. In addition, a bond fund incurs ongoing fees and expenses. A bond fund’s net asset value will fluctuate with the price of the underlying bonds and the portfolio turnover activity; return of principal is not guaranteed.

cap, capitalization See “market cap.”

capital gain, capital loss The difference between the amount paid for an investment and its value at a later time. If the investment has been sold, the capital gain or loss is considered a realized gain or loss. If the investment is still held, the gain or loss is still “on paper” and is considered unrealized.

earnings growth rate For a mutual fund, the average yearly rate at which the earnings of the companies in the fund’s portfolio have grown, measured over the past five years.

earnings per share (EPS) A company’s earnings, or net income, for the past 12 months, divided by the number of shares outstanding.

expense ratio The amount that is taken from a mutual fund’s assets each year to cover the fund’s operating expenses. An expense ratio of 0.50% means that a fund’s expenses amount to half of one percent of its average net assets a year.

market cap, market capitalization The value of a company as determined by the total value of all shares of its stock outstanding.

median market cap The midpoint of the range of market caps of the stocks held by a fund. There are different ways of calculating median market cap. With a simple median, half of the stocks in the fund’s portfolio would be larger than the median, and half would be smaller. With a weighted median (the type that is calculated for these funds), half of the fund’s assets are invested in stocks that are larger than the median market cap, and half in stocks that are smaller.

net asset value (NAV) The value of one share of a mutual fund. NAV is calculated by taking the fund’s total assets, subtracting liabilities, and dividing by the number of shares outstanding.

outstanding shares, shares outstanding When speaking of a company or mutual fund, indicates all shares currently held by investors.

price-to-book ratio (P/B) The market price of a company’s stock compared with its “book value.” A mutual fund’s P/B is the weighted average of the P/B of all stocks in the fund’s portfolio.

price-to-earnings ratio (P/E) The market price of a company’s stock compared with earnings over the past year. A mutual fund’s P/E is the weighted average of the P/E of all stocks in the fund’s portfolio.

return on equity (ROE) The average yearly rate of return for each dollar of investors’ money, measured over the past five years.

stock A share of ownership, or equity, in the issuing company.

total return The percentage that an investor would have earned or lost on an investment in the fund assuming dividends and distributions were reinvested.

weighted average For mutual funds, an average that gives the same weight to each security as the security represents in the fund’s portfolio.

yield The income paid out by an investment, expressed as a percentage of the investment’s market value.

 65

Notes

Schwab Funds® offers you an extensive family of mutual funds, each one based on a clearly defined investment approach and using disciplined management strategies. The list at right shows all Schwab Funds.

Whether you are an experienced investor or just starting out, Schwab Funds can help you achieve your financial goals. An investor should consider a fund’s investment objectives, risks, charges and expenses carefully before investing or sending money. This and other important information can be found in the fund’s prospectus. Please call 1-800-435-4000 for a prospectus and brochure for any Schwab Fund. Please read the prospectus carefully before you invest. This report must be preceded or accompanied by a current prospectus.

Proxy Voting Policies, Procedures and Results

A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting Schwab’s website at www.schwab.com/schwabfunds, the SEC’s website at www.sec.gov, or by contacting Schwab Funds at 1-800-435-4000.

Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available, without charge, by visiting Schwab’s website at www.schwab.com/schwabfunds or the SEC’s website at http://www.sec.gov.

The Schwab Funds Family®

Stock Funds
Schwab Premier Equity Fundtm
Schwab Core Equity Fundtm
Schwab Dividend Equity Fundtm
Schwab Large-Cap Growth Fundtm
Schwab Small-Cap Equity Fundtm
Schwab Hedged Equity Fundtm
Schwab Financial Services Fundtm
Schwab Health Care Fundtm
Schwab Technology Fundtm
Schwab Fundamental US Large Company Index Fundtm
Schwab Fundamental US Small-Mid Company Index Fundtm
Schwab Fundamental International Large Company Index Fundtm
Schwab Global Real Estate Fundtm
Schwab Institutional Select® S&P 500 Fund
Schwab S&P 500 Index Fund
Schwab 1000 Index® Fund
Schwab Small-Cap Index Fund®
Schwab Total Stock Market Index Fund®
Schwab International Index Fund®

Asset Allocation Funds
Schwab Viewpoints Fundtm
Schwab MarketTrack All Equity Portfoliotm
Schwab MarketTrack Growth Portfoliotm
Schwab MarketTrack Balanced Portfoliotm
Schwab MarketTrack Conservative Portfoliotm
Schwab Target 2010 Fund
Schwab Target 2020 Fund
Schwab Target 2030 Fund
Schwab Target 2040 Fund
Schwab Retirement Income Fund

Bond Funds
Schwab YieldPlus Fund®
Schwab Short-Term Bond Market Fundtm
Schwab Total Bond Market Fundtm
Schwab GNMA Fundtm
Schwab Inflation Protected Fundtm
Schwab Tax-Free YieldPlus Fundtm
Schwab Tax-Free Bond Fundtm
Schwab California Tax-Free YieldPlus Fundtm
Schwab California Tax-Free Bond Fundtm

Schwab Money Funds
Schwab offers an array of money market funds that seek high current income consistent with safety and liquidity.1 Choose from taxable or tax-advantaged alternatives. Many can be linked to your eligible Schwab account to “sweep” cash balances automatically, subject to availability, when you’re between investments. Or, for your larger cash reserves, choose one of our Value Advantage Investments®.

[1]	Investments in money market funds are neither insured nor guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency and, although they seek to preserve the value of your investment at $1 per share, it is possible to lose money

Investment Adviser
Charles Schwab Investment Management, Inc.
101 Montgomery Street, San Francisco, CA 94104
Funds
Schwab Funds®
P.O. Box 3812, Englewood, CO 80155–3812
This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.
© 2006 Charles Schwab & Co., Inc. All rights reserved.
Member SIPC
Printed on recycled paper.
MFR13813-10

Annual report dated October 31, 2007 enclosed.

Schwab Target Funds

Schwab Target 2010 Fund

Schwab Target 2020 Fund

Schwab Target 2030 Fund

Schwab Target 2040 Fund

Schwab Retirement Income Fund

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Schwab Target Funds

Annual Report
October 31, 2007

Schwab Target 2010 Fund

Schwab Target 2020 Fund

Schwab Target 2030 Fund

Schwab Target 2040 Fund

Schwab Retirement Income Fund

A suite of five mutual funds to help keep your retirement
investments properly allocated over your lifetime.

Fund investment adviser: Charles Schwab Investment Management, Inc. (CSIM).
Distributor and transfer agent: Charles Schwab & Co., Inc. (Schwab).

The industry/sector classification of the funds’ portfolio holdings uses the Global Industry Classification Standard (GICS) which was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor’s. GICS is a service mark of MSCI and S&P and has been licensed for use by Charles Schwab & Co., Inc.

Performance at a Glance

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwab.com/schwabfunds.

Total Return for the Report Period

Schwab Target 2010 Fund (Ticker Symbol: SWBRX)	13.02%

Benchmark: Target 2010 Composite Index	12.89%
Fund Category: Morningstar Target-Date 2000-2014	9.66%

Performance Details	pages 6-7

Schwab Target 2020 Fund (Ticker Symbol: SWCRX)	13.47%

Benchmark: Target 2020 Composite Index	13.69%
Fund Category: Morningstar Target-Date 2015-2029	14.32%

Performance Details	pages 8-9

Schwab Target 2030 Fund (Ticker Symbol: SWDRX)	14.45%

Benchmark: Target 2030 Composite Index	14.51%
Fund Category: Morningstar Target-Date 2030+	17.31%

Performance Details	pages 10-11

Schwab Target 2040 Fund (Ticker Symbol: SWERX)	15.32%

Benchmark: Target 2040 Composite Index	15.47%
Fund Category: Morningstar Target-Date 2030+	17.31%

Performance Details	pages 12-13

Schwab Retirement Income Fund (Ticker Symbol: SWARX)	6.98%

Benchmark: Target Income Composite Index	7.67%
Fund Category: Morningstar Conservative Allocation	8.12%

Performance Details	pages 14-15

Minimum Initial Investment[1]	$ 100

All fund and index figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized.

Fund expenses may have been partially absorbed by CSIM and Schwab. Without these reductions, the fund’s returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Source for category information: Morningstar, Inc.

The Target 2010 Composite Index is derived using the following portion allocations: 43% Dow Jones Wilshire 5000 Composite Index, 16% MSCI EAFE Index, 35% Lehman Brothers U.S. Aggregate Bond Index, 3% Lehman Brothers U.S. Treasury Bills: 1–3 Months, and 3% FTSE EPRA/NAREIT Global Index.

The Target 2020 Composite Index is derived using the following portion allocations: 48% Dow Jones Wilshire 5000 Composite Index, 17% MSCI EAFE Index, 29% Lehman Brothers U.S. Aggregate Bond Index, 2% Lehman Brothers U.S. Treasury Bills: 1–3 Months, and 4% FTSE EPRA/NAREIT Global Index.

The Target 2030 Composite Index is derived using the following portion allocations: 52% Dow Jones Wilshire 5000 Composite Index, 19% MSCI EAFE Index, 22% Lehman Brothers U.S. Aggregate Bond Index, 2% Lehman Brothers U.S. Treasury Bills: 1–3 Months, and 5% FTSE EPRA/NAREIT Global Index.

The Target 2040 Composite Index is derived using the following portion allocations: 58% Dow Jones Wilshire 5000 Composite Index, 21% MSCI EAFE Index, 14% Lehman Brothers U.S. Aggregate Bond Index, 2% Lehman Brothers U.S. Treasury Bills: 1–3 Months, and 5% FTSE EPRA/NAREIT Global Index.

The Target Income Composite Index is derived using the following portion allocations: 15% Dow Jones Wilshire 5000 Composite Index, 5% MSCI EAFE Index, 50% Lehman Brothers U.S. Aggregate Bond Index, and 30% Lehman Brothers U.S. Treasury Bills: 1–3 Months.

[1]	Please see prospectus for further detail and eligibility requirements.

Schwab Target Funds 1

From the Chairman

Charles Schwab
Chairman

Dear Shareholder,

I have been a fan of mutual funds throughout my long investing career. I say this because I firmly believe they are a cost-effective and convenient way for investors to achieve a diversified portfolio. And, as we face increasing uncertainty in global markets, diversification is as important now as it has ever been.

Research has indicated that spreading your money across, and equally important, within, different asset classes, such as stocks, bonds, and cash equivalents, can be the most important factor in determining overall portfolio performance. By maintaining diversification, your portfolio can be better positioned to help you weather the market ups and downs.

With a broad range of investment strategies and styles, Schwab Funds® provides an uncomplicated, effective way to build a well diversified portfolio. You can choose from an array of funds across a range of investment objectives and styles. If you prefer a single investment solution, we offer asset allocation funds based on either risk tolerance or time horizon.

Here at Schwab, our goal is to help you reach your financial goals. With quality funds and services, backed by the guidance and support you need—whatever type of investor you are—we can help you be financially fit today and in the future.

Thank you for investing with us.

Sincerely,

2 Schwab Target Funds

From the President

Randall W. Merk is President and CEO of Charles Schwab Investment Management, Inc. and the funds covered in this report. He joined the firm in 2002 and has held a variety of executive positions at Schwab.

Dear Shareholder,

In returning to my role as President and CEO of Charles Schwab Investment Management, I would like to thank you for investing in Schwab Funds® and share my thoughts with you on the current market environment.

The reemergence of volatility during this past year has shaken financial markets, both domestically and globally. Subprime mortgage market issues have caused a chain reaction throughout equity and credit markets, and investors are undoubtedly concerned about their financial outlook in the near future. As riskier securities came under pressure during this past August’s market correction, investors fled to “safer haven” investments, such as U.S. Treasuries.

Attempting to time the market in this way can be both a frustrating and risky experience. We have always believed your best protection against swings in market volatility is to maintain a well-diversified investment portfolio that is built to provide long-term performance.

Thank you for entrusting us with your investments. I speak for all of us at Schwab when I say our goal is to give you the financial products, guidance, and personal relationship you need to be financially fit.

Sincerely,

Schwab Target Funds 3

The Investment Environment

Jeffrey Mortimer, CFA, a senior vice president and chief investment officer, equities, has overall responsibility for the management of the funds.

During the past year, the global economy benefited from positive earnings growth, an ample supply of liquidity, and reasonably low volatility. Investors became increasingly bullish, and firms financed a record level of private equity buyouts, acquisitions, and stock buybacks. However, the housing market correction, and more recently, turmoil in the subprime mortgage market, has had a ripple effect throughout the U.S. and global economy. Several key issues continued to resonate with investors, including the deterioration of the housing market, the lagged effects of monetary policy, tightening of lending standards, and rising energy prices.

The U.S. economy grew at a sub-par pace during the early part of the report period, consistent with the Federal Reserve’s (the Fed’s) engineered soft landing. Throughout its statements, the Fed noted that the economy would grow at a more moderate rate as a result of prior rate increases, lagged effects of higher energy prices, and a cooling housing market. As any rate below 3% is generally considered to be sub-par, the economy appeared to be on a trend of underperformance. However, Gross Domestic Product (GDP) in the second and third quarter of 2007 surprised on the upside; 3.8% and an advanced 3.9%, respectively. Though consumer spending weighed heavily in recent improved GDP readings, tightening credit conditions and continued deterioration in the U.S. housing market remained imminent threats to household equity, a meaningful underpinning of consumer spending.

The housing market remained a significant headwind for U.S. economic growth during the report period. New- and existing-home sales trended downward, and inventories reached an alarming 10.5-month supply (existing homes) by September 2007. Initial concerns that troubles in the housing market would spill over to the rest of the economy became more pronounced, as declining housing starts and home sales caused builders and mortgage lenders to layoff thousands of employees. Delinquency rates on subprime mortgages and foreclosures on residential homes continued on an upward trend as well, further pushing back a recovery in an already weakened market.

The recent tightening of lending standards had a detrimental effect on economic growth as well. Though subprime mortgages were able to find their way into securitized structures via relaxed access to credit and ample liquidity, the increased frequency of defaults by subprime borrowers stressed securities holding these mortgages, leading to wider spreads and higher risk. Evidence that subprime issues had emerged became more pronounced after February’s spike in volatility, which only compounded throughout the report period. Liquidity in the

 Asset Class Performance Comparison % returns during the report period

This graph compares the performance of various asset classes during the report period. Final performance figures for the period are in the key below.

14.56%	S&P 500® Index: measures U.S. large-cap stocks

9.27%	Russell 2000® Index: measures U.S. small-cap stocks

24.91%	MSCI-EAFE® Index: measures (in U.S. dollars) large-cap stocks in Europe, Australasia and the Far East

5.38%	Lehman Brothers U.S. Aggregate Bond Index: measures the U.S. bond market

4.97%	Three-Month U.S. Treasury Bills (T-bills): measures short-term U.S. Treasury obligations

These figures assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and you cannot invest in them directly. Remember that past performance is not an indication of future results.

Data source: Charles Schwab & Co., Inc.

4 Schwab Target Funds

The Investment Environment continued

market for these riskier securities essentially dried up after this recent summer’s market correction, putting financial institutions laden with subprime debt into financial turmoil. While the Fed helped improve liquidity issues at first by pumping money into the banking system and using the discount rate to reduce rates, many lenders reduced or cancelled altogether certain subprime lending programs.

Market volatility also had a significant impact on quantitative strategies in July and August of 2007. In a recent report by Lehman Brothers, it is believed that several large multi-strategy managers experienced significant losses in their fixed income portfolios. In order to raise cash to cover potential redemptions, and hesitant to price their now lower-valued portfolios, money managers sold their most liquid holdings in the U.S. equity market. As trades came into the market, the adverse effect that followed was that long positions declined and short positions rallied. The end result was that billions of dollars were turned over during this “quant squeeze,” leading to wider spreads and volatility in market prices.

The timing of recent turmoil in the financial markets partially stems from the fact that monetary policy typically acts with a lagged effect on the broader economy. While generally accepted that the effects of Fed rate hikes have a lag of between three and 18 months, it’s also believed that most of the effects can be seen around the twelfth month. Working back from February 2007’s correction in global markets, the Fed funds target rate was 4.25%, yet the Fed didn’t stop raising rates until June 2006, when it finally reached 5.25%. The 12-month lag, therefore, would indicate that subsequent rate hikes were finally hitting the market, as we saw during the recent summer months.

The Fed held its target for the Fed funds rate for most of the period at 5.25%. However, as conditions in the market progressively worsened, the Fed cut twice, bringing the target rate down to 4.50% by the end of the report period. Although it noted recent economic growth was solid and conditions in financial markets were markedly improved, it also expressed its concern that conditions in the housing market could hinder the economic expansion in the near term.

Against this backdrop of economic data, the market priced in future Fed rate cuts. The housing market showed little to no sign that a bottom is anywhere in the near future, labor markets faced continued downward pressures, and energy prices remained elevated. Oil reached all time highs over the year, closing out just above $96 a barrel as of the end of the report period. While the tax-like effect of higher energy prices, declining equity values in residential real estate, and the lag effect of monetary policy remained significant headwinds for the U.S. economy, the Fed’s recent response to a volatile market eased investor concern toward the end of the period.

Nothing in this report represents a recommendation of a security by the investment adviser.

Manager views and portfolio holdings may have changed since the report date.

Schwab Target Funds 5

Schwab Target 2010 Fund

Jeffrey Mortimer CFA (left), senior vice president and chief investment officer, equities, is responsible for the overall management of the fund.

Caroline Lee (right) managing director and portfolio manager, is responsible for the day-to-day co-management of the fund.

Kimon Daifotis CFA, senior vice president and chief investment officer, fixed-income, is responsible for the overall management of the bond and cash portions of the fund.

The Schwab Target Funds (the funds) invest in a combination of other Schwab Funds and Laudus Funds (underlying funds). These underlying funds include stock, bond and money market mutual funds and are used by the funds to meet their various target asset allocations and investment styles. Performance of the funds thus reflects a blend of the results of their underlying funds.

Schwab Target 2010 Fund (the fund) returned 13.02% for the period, outperforming its benchmark, the Target 2010 Composite Index, which returned 12.89%. The fund has the shortest time horizon of the four dated funds and as such, has the lowest percentage of its assets allocated to equities. The fund’s primary target allocations are 62% of assets in equity securities and 35% in fixed-income securities. The Fund’s allocation to equity securities positively contributed to performance, as equity markets, both domestic and international, ended the period in positive territory. Within the equity allocation, top performing funds included those with an international equity focus, such as the Laudus Rosenberg International Small-Cap Fund and the Laudus International MarketMasters Fund. Within the fixed income allocation of the fund, the Schwab Total Bond Market Fund contributed to returns. However, during the report period, the markets experienced several spikes in volatility. Towards the end of the report period, the fixed income markets experienced a flight to safety, triggered in part by the increased frequency of defaults and the fear of contagion from the subprime mortgage market, as well as the market’s anxious anticipation of $200 billion in high yield securities to finance a number of leveraged buyouts (LBOs). The Federal Reserve’s (the Fed) subsequent moves to add liquidity into the banking system and cut the Fed funds target rate eased stress in the financial system.

As of 10/31/07:
 Statistics

Number of Holdings	12
Weighted Average
Market Cap

($ x 1,000,000)	$38,560

Price/Earnings Ratio (P/E)	16.7

Price/Book Ratio (P/B)	2.6

Portfolio Turnover Rate	1%

 Asset Class Weightings % of Investments

Equity Funds - Domestic	34.3%

Equity Funds - International	33.3%

Fixed-Income Funds	29.2%

Short-Term Investments	3.2%

Total	100.0%

 Top Holdings % of Net Assets1

Schwab Total Bond Market Fund	27.4%
Laudus Rosenberg International
  Small Capitalization Fund,

Institutional Shares	17.3%

Schwab Core Equity Fund	16.6%
Laudus International MarketMasters

Fund, Select Shares	11.5%
Laudus Rosenberg U.S. Large
  Capitalization Growth Fund,

Institutional Shares	5.2%
Schwab Dividend Equity Fund,

Select Shares	5.0%
Schwab Small-Cap Equity Fund,

Select Shares	4.6%
Schwab Global Real Estate

Fund, Select Shares	4.4%
Laudus Rosenberg US. Discovery

Fund, Institutional Shares	2.8%

Schwab YieldPlus Fund, Select Shares	1.7%

Total	96.5%

Manager views and portfolio holdings may have changed since the report date.

The Laudus Group of Funds includes the Laudus Rosenberg Funds, which are part of the Laudus Trust and distributed by ALPS Distributor, Inc., and the Laudus MarketMasters Funds, which are part of the Schwab Capital Trust and distributed by Charles Schwab & Co., Inc.

[1]	This list is not a recommendation of any security by the investment adviser.

6 Schwab Target Funds

 Schwab Target 2010 Fund

Performance Summary as of 10/31/07

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwab.com/schwabfunds.

Performance of a Hypothetical
$10,000 Investment1,3

 Average Annual Total Returns1,2

Fund and Inception Date	1 Year	Since Inception

Fund: Schwab Target 2010 Fund (7/1/05)	13.02%	12.32%
Benchmark: Target 2010 Composite Index[3]	12.89%	12.19%
Fund Category: Morningstar Target-Date 2000-2014	9.66%	7.54%

Fund Expense Ratios4: Net 0.89%; Gross 1.10%

All figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized.

[1]	Fund expenses may have been partially absorbed by CSIM and Schwab. Without these reductions, the fund’s returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
[2]	Source for category information: Morningstar, Inc.
[3]	The Target 2010 Composite Index is derived using the following portion allocations: 43% Dow Jones Wilshire 5000 Composite Index, 16% MSCI EAFE Index, 35% Lehman Brothers U.S. Aggregate Bond Index, 3% Lehman Brothers U.S. Treasury Bills: 1–3 Months, and 3% FTSE EPRA/NAREIT Global Index.
[4]	As of 2/28/07 (amended on 10/31/07) as stated in the prospectus. Includes expenses of the Underlying Funds in which the Target Funds invest. The annualized weighted average expense ratio of the Underlying Funds was 0.83%. Net Expense: Expenses reduced by a contractual fee waiver in effect through at least 2/27/08. Gross Expense: Does not reflect the effect of contractual fee waivers.

Schwab Target Funds 7

Schwab Target 2020 Fund

Jeffrey Mortimer CFA (left), senior vice president and chief investment officer, equities, is responsible for the overall management of the fund.

Caroline Lee (right) managing director and portfolio manager, is responsible for the day-to-day co-management of the fund.

Kimon Daifotis CFA, senior vice president and chief investment officer, fixed-income, is responsible for the overall management of the bond and cash portions of the fund.

The Schwab Target Funds (the funds) invest in a combination of other Schwab Funds and Laudus Funds (underlying funds). These underlying funds include stock, bond and money market mutual funds and are used by the funds to meet their various target asset allocations and investment styles. Performance of the funds thus reflects a blend of the results of their underlying funds.

Schwab Target 2020 Fund (the fund) returned 13.47% for the report period, closely tracking its benchmark, the Target 2020 Composite Index, which returned 13.69%. The fund has the second shortest time horizon of the four dated funds and allocates its assets primarily to equity securities and fixed-income securities. The Fund’s primary target allocations are 69% of assets in equity securities and 29% of its assets in fixed-income securities. The fund’s emphasis on equity securities positively contributed to performance, as equity markets, both domestic and international, rallied during the period. Within the equity allocation, top performing funds included those with an international equity focus, such as the Laudus Rosenberg International Small-Cap Fund and the Laudus International MarketMasters Fund. Within the fixed income allocation of the fund, the Schwab Total Bond Market Fund contributed to returns. However, during the report period, the markets experienced several spikes in volatility. Towards the end of the report period, the fixed income markets experienced a flight to safety, triggered in part by the increased frequency of defaults and the fear of contagion from the subprime mortgage market, as well as the market’s anxious anticipation of $200 billion in high yield securities to finance a number of leveraged buyouts (LBOs). The Federal Reserve’s (the Fed) subsequent moves to add liquidity into the banking system and cut the Fed funds target rate eased stress in the financial system.

As of 10/31/07:
 Statistics

Number of Holdings	13
Weighted Average
Market Cap

($ x 1,000,000)	$38,066

Price/Earnings Ratio (P/E)	16.4

Price/Book Ratio (P/B)	2.6

Portfolio Turnover Rate	-

 Asset Class Weightings % of Investments

Equity Funds - Domestic	37.0%

Equity Funds - International	35.7%

Fixed-Income Funds	22.8%

Short-Term Investments	4.5%

Total	100.0%

 Top Holdings % of Net Assets1

Schwab Total Bond Market Fund	21.9%
Laudus Rosenberg International
  Small Capitalization Fund,

Institutional Shares	20.2%

Schwab Core Equity Fund	17.2%
Laudus International MarketMasters

Fund, Select Shares	9.5%
Laudus Rosenberg U.S. Large
  Capitalization Growth Fund,

Institutional Shares	6.3%
Schwab Global Real Estate

Fund, Select Shares	5.9%
Schwab Dividend Equity Fund,

Select Shares	5.8%
Schwab Small-Cap Equity Fund,

Select Shares	5.2%
Laudus Rosenberg U.S. Discovery

Fund, Institutional Shares	2.5%
Schwab Value Advantage Money

Fund, Institutional Shares	0.9%

Total	95.4%

Manager views and portfolio holdings may have changed since the report date.

The Laudus Group of Funds includes the Laudus Rosenberg Funds, which are part of the Laudus Trust and distributed by ALPS Distributor, Inc., and the Laudus MarketMasters Funds, which are part of the Schwab Capital Trust and distributed by Charles Schwab & Co., Inc.

[1]	This list is not a recommendation of any security by the investment adviser.

8 Schwab Target Funds

 Schwab Target 2020 Fund

Performance Summary as of 10/31/07

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwab.com/schwabfunds.

Performance of a Hypothetical
$10,000 Investment1,3

 Average Annual Total Returns1,2

Fund and Inception Date	1 Year	Since Inception

Fund: Schwab Target 2020 Fund (7/1/05)	13.47%	13.11%
Benchmark: Target 2020 Composite Index[3]	13.69%	13.12%
Fund Category: Morningstar Target-Date 2015-2029	14.32%	11.34%

Fund Expense Ratios4: Net 0.92%; Gross 1.10%

All figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized.

[1]	Fund expenses may have been partially absorbed by CSIM and Schwab. Without these reductions, the fund’s returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
[2]	Source for category information: Morningstar, Inc.
[3]	The Target 2020 Composite Index is derived using the following portion allocations: 48% Dow Jones Wilshire 5000 Composite Index, 17% MSCI EAFE Index, 29% Lehman Brothers U.S. Aggregate Bond Index, 2% Lehman Brothers U.S. Treasury Bills: 1–3 Months, and 4% FTSE EPRA/NAREIT Global Index.
[4]	As of 2/28/07 (amended on 10/31/07) as stated in the prospectus. Includes expenses of the Underlying Funds in which the Target Funds invest. The annualized weighted average expense ratio of the Underlying Funds was 0.88%. Net Expense: Expenses reduced by a contractual fee waiver in effect through at least 2/27/08. Gross Expense: Does not reflect the effect of contractual fee waivers.

Schwab Target Funds 9

Schwab Target 2030 Fund

Jeffrey Mortimer CFA (left), senior vice president and chief investment officer, equities, is responsible for the overall management of the fund.

Caroline Lee (right) managing director and portfolio manager, is responsible for the day-to-day co-management of the fund.

Kimon Daifotis CFA, senior vice president and chief investment officer, fixed-income, is responsible for the overall management of the bond and cash portions of the fund.

The Schwab Target Funds (the funds) invest in a combination of other Schwab Funds and Laudus Funds (underlying funds). These underlying funds include stock, bond and money market mutual funds and are used by the funds to meet their various target asset allocations and investment styles. Performance of the funds thus reflects a blend of the results of their underlying funds.

Schwab Target 2030 Fund (the fund) returned 14.45% for the period, closely tracking its benchmark, the Target 2030 Composite Index, which returned 14.51%. The fund has the second farthest time horizon of the four dated funds and as such, has an even larger percentage of its assets allocated to equities as compared to its earlier dated counterparts. The fund’s primary asset allocation targets are 76% of its assets towards equity securities and 22% of its assets towards fixed-income securities. The fund’s emphasis on equity securities positively contributed to performance, as equity markets, both domestic and international, rallied during the period. Within the equity allocation, top performing funds included those with an international equity focus, such as the Laudus Rosenberg International Small-Cap Fund and the Laudus International MarketMasters Fund. Within the fixed income allocation of the fund, the Schwab Total Bond Market Fund contributed to returns. However, during the report period, the markets experienced several spikes in volatility. Towards the end of the report period, the fixed income markets experienced a flight to safety, triggered in part by the increased frequency of defaults and the fear of contagion from the subprime mortgage market, as well as the market’s anxious anticipation of $200 billion in high yield securities to finance a number of leveraged buyouts (LBOs). The Federal Reserve’s (the Fed) subsequent moves to add liquidity into the banking system and cut the Fed funds target rate eased stress in the financial system.

As of 10/31/07:
 Statistics

Number of Holdings	13
Weighted Average
Market Cap

($ x 1,000,000)	$39,041

Price/Earnings Ratio (P/E)	16.7

Price/Book Ratio (P/B)	2.7

Portfolio Turnover Rate	-

 Asset Class Weightings % of Investments

Equity Funds - Domestic	40.7%

Equity Funds - International	39.0%

Fixed - Income Funds	16.1%

Short-Term Investments	4.2%

Total	100.0%

 Top Holdings % of Net Assets1

Schwab Core Equity Fund	19.9%
Laudus Rosenberg International
  Small Capitalization Fund,

Institutional Shares	19.5%

Schwab Total Bond Market Fund	15.5%
Laudus International MarketMasters

Fund, Select Shares	13.9%
Laudus Rosenberg U.S. Large
  Capitalization Growth Fund,

Institutional Shares	6.2%
Schwab Dividend Equity Fund,

Select Shares	5.9%
Schwab Small-Cap Equity Fund,

Select Shares	5.6%
Schwab Global Real Estate

Fund, Select Shares	5.4%
Laudus Rosenberg US. Discovery

Fund, Institutional Shares	3.0%
Schwab Value Advantage Money

Fund, Institutional Shares	0.6%

Total	95.5%

Manager views and portfolio holdings may have changed since the report date.

The Laudus Group of Funds includes the Laudus Rosenberg Funds, which are part of the Laudus Trust and distributed by ALPS Distributor, Inc., and the Laudus MarketMasters Funds, which are part of the Schwab Capital Trust and distributed by Charles Schwab & Co., Inc.

[1]	This list is not a recommendation of any security by the investment adviser.

10 Schwab Target Funds

 Schwab Target 2030 Fund

Performance Summary as of 10/31/07

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwab.com/schwabfunds.

Performance of a Hypothetical
$10,000 Investment1,3

 Average Annual Total Returns1,2

Fund and Inception Date	1 Year	Since Inception

Fund: Schwab Target 2030 Fund (7/1/05)	14.45%	13.93%
Benchmark: Target 2030 Composite Index[3]	14.51%	14.01%
Fund Category: Morningstar Target-Date 2030+	17.31%	14.30%

Fund Expense Ratios4: Net 0.92%; Gross 1.21%

All figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized.

[1]	Fund expenses may have been partially absorbed by CSIM and Schwab. Without these reductions, the fund’s returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
[2]	Source for category information: Morningstar, Inc.
[3]	The Target 2030 Composite Index is derived using the following portion allocations: 52% Dow Jones Wilshire 5000 Composite Index, 19% MSCI EAFE Index, 22% Lehman Brothers U.S. Aggregate Bond Index, 2% Lehman Brothers U.S. Treasury Bills: 1–3 Months, and 5% FTSE EPRA/NAREIT Global Index.
[4]	As of 2/28/07 (amended on 10/31/07) as stated in the prospectus. Includes expenses of the Underlying Funds in which the Target Funds invest. The annualized weighted average expense ratio of the Underlying Funds was 0.89%. Net Expense: Expenses reduced by a contractual fee waiver in effect through at least 2/27/08. Gross Expense: Does not reflect the effect of contractual fee waivers.

Schwab Target Funds 11

Schwab Target 2040 Fund

Jeffrey Mortimer CFA (left), senior vice president and chief investment officer, equities, is responsible for the overall management of the fund.

Caroline Lee (right) managing director and portfolio manager, is responsible for the day-to-day co-management of the fund.

Kimon Daifotis CFA, senior vice president and chief investment officer, fixed-income, is responsible for the overall management of the bond and cash portions of the fund.

The Schwab Target Funds (the funds) invest in a combination of other Schwab Funds and Laudus Funds (underlying funds). These underlying funds include stock, bond and money market mutual funds and are used by the funds to meet their various target asset allocations and investment styles. Performance of the funds thus reflects a blend of the results of their underlying funds.

Schwab Target 2040 Fund (the fund) returned 15.32% for the period, closely tracking its benchmark, the Target 2040 Composite Index, which returned 15.47%. The fund has the farthest time horizon of the four dated funds and as such, has the largest percentage of assets allocated to equity securities. The Fund’s primary target allocations are 84% of its assets to equity securities and 14% of its assets to fixed-income securities. The fund’s emphasis on equity securities positively contributed to performance, as equity markets, both domestic and international, rallied during the period. Within the equity allocation, top performing funds included those with an international equity focus, such as the Laudus Rosenberg International Small-Cap Fund and the Laudus International MarketMasters Fund. Within the fixed income allocation of the fund, the Schwab Total Bond Market Fund contributed to returns. However, during the report period, the markets experienced several spikes in volatility. Towards the end of the report period, the fixed income markets experienced a flight to safety, triggered in part by the increased frequency of defaults and the fear of contagion from the subprime mortgage market, as well as the market’s anxious anticipation of $200 billion in high yield securities to finance a number of leveraged buyouts (LBOs). The Federal Reserve’s (the Fed) subsequent moves to add liquidity into the banking system and cut the Fed funds target rate eased stress in the financial system.

As of 10/31/07:
 Statistics

Number of Holdings	14
Weighted Average
Market Cap

($ x 1,000,000)	$37,526

Price/Earnings Ratio (P/E)	16.3

Price/Book Ratio (P/B)	2.5

Portfolio Turnover Rate	-

 Asset Class Weightings % of Investments

Equity Funds-International	42.5%

Equity Funds-Domestic	41.5%

Fixed-Income Funds	9.4%

Short-Term Investments	6.6%

Total	100.0%

 Top Holdings % of Net Assets1

Laudus Rosenberg International
  Small Capitalization Fund,

Institutional Shares	23.2%

Schwab Core Equity Fund	21.3%
Laudus International MarketMasters

Fund, Select Shares	11.2%

Schwab Total Bond Market Fund	8.8%
Schwab Global Real Estate

Fund, Select Shares	7.7%
Laudus Rosenberg U.S. Large
  Capitalization Growth Fund,

Institutional Shares	5.8%
Schwab Dividend Equity Fund,

Select Shares	5.5%
Schwab Small-Cap Equity Fund,

Select Shares	5.4%
Laudus Rosenberg U.S. Discovery

Fund, Institutional Shares	3.2%
Schwab Value Advantage Money

Fund, Institutional Shares	0.5%

Total	92.6%

Manager views and portfolio holdings may have changed since the report date.

The Laudus Group of Funds includes the Laudus Rosenberg Funds, which are part of the Laudus Trust and distributed by ALPS Distributor, Inc., and the Laudus MarketMasters Funds, which are part of the Schwab Capital Trust and distributed by Charles Schwab & Co., Inc.

[1]	This list is not a recommendation of any security by the investment adviser.

12 Schwab Target Funds

 Schwab Target 2040 Fund

Performance Summary as of 10/31/07

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwab.com/schwabfunds.

Performance of a Hypothetical
$10,000 Investment1,3

 Average Annual Total Returns1,2

Fund and Inception Date	1 Year	Since Inception

Fund: Schwab Target 2040 Fund (7/1/05)	15.32%	14.99%
Benchmark: Target 2040 Composite Index[3]	15.47%	15.02%
Fund Category: Morningstar Target-Date 2030+	17.31%	14.30%

Fund Expense Ratios4: Net 0.94%; Gross 1.41%

All figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized.

[1]	Fund expenses may have been partially absorbed by CSIM and Schwab. Without these reductions, the fund’s returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
[2]	Source for category information: Morningstar, Inc.
[3]	The Target 2040 Composite Index is derived using the following portion allocations: 58% Dow Jones Wilshire 5000 Composite Index, 21% MSCI EAFE Index, 14% Lehman Brothers U.S. Aggregate Bond Index, 2% Lehman Brothers U.S. Treasury Bills: 1–3 Months, and 5% FTSE EPRA/NAREIT Global Index.
[4]	As of 2/28/07 (amended on 10/31/07) as stated in the prospectus. Includes expenses of the Underlying Funds in which the Target Funds invest. The annualized weighted average expense ratio of the Underlying Funds was 0.93%. Net Expense: Expenses reduced by a contractual fee waiver in effect through at least 2/27/08. Gross Expense: Does not reflect the effect of contractual fee waivers.

Schwab Target Funds 13

Schwab Retirement Income Fund

Jeffrey Mortimer CFA (left), senior vice president and chief investment officer, equities, is responsible for the overall management of the fund.

Caroline Lee (right) managing director and portfolio manager, is responsible for the day-to-day co-management of the fund.

Kimon Daifotis CFA, senior vice president and chief investment officer, fixed-income, is responsible for the overall management of the bond and cash portions of the fund.

The Schwab Target Funds (the funds) invest in a combination of other Schwab Funds and Laudus Funds (underlying funds). These underlying funds include stock, bond and money market mutual funds and are used by the funds to meet their various target asset allocations and investment styles. Performance of the funds thus reflects a blend of the results of their underlying funds.

Schwab Retirement Income Fund (the fund) returned 6.98% for the period, trailing its benchmark, the Target Income Composite Index, which returned 7.67%. The fund is designed for investors currently in retirement, and as such, has a majority of its portfolio invested in fixed income, ultra-short fixed income and money market funds. In addition, it seeks to provide current income with equity growth potential. Since the fund invests up to 75% of its assets in fixed-income and ultra-short fixed-income securities, the performance of the bond market had a significant impact on the fund’s performance. Within the fixed income allocation of the fund, the Schwab Total Bond Market Fund contributed to returns. However, during the report period, the markets experienced several spikes in volatility. Towards the end of the report period, the fixed income markets experienced a flight to safety, triggered in part by the increased frequency of defaults and the fear of contagion from the subprime mortgage market, as well as the market’s anxious anticipation of $200 billion in high yield securities to finance a number of leveraged buyouts (LBOs). The Federal Reserve’s (the Fed) subsequent moves to add liquidity into the banking system and cut the Fed funds target rate eased stress in the financial system.

As of 10/31/07:
 Statistics

Number of Holdings	7
Weighted Average
Market Cap

($ x 1,000,000)	$57,256

Price/Earnings Ratio (P/E)	17.0

Price/Book Ratio (P/B)	3.0

Portfolio Turnover Rate	-

 Asset Class Weightings % of Investments

Fixed-Income Funds	69.7%

Equity Funds- Domestic	15.3%

Short-Term Investments	9.2%

Equity Funds-International	5.8%

Total	100.0%

 Top Holdings % of Net Assets1

Schwab Total Bond Market Fund	46.7%

Schwab YieldPlus Fund, Select Shares	22.8%
Schwab Dividend Equity Fund,

Select Shares	15.3%
Laudus International MarketMasters

Fund, Select Shares	5.8%
Schwab Value Advantage Money

Fund, Institutional Shares	4.3%

Total	94.9%

Manager views and portfolio holdings may have changed since the report date.

The Laudus Group of Funds includes the Laudus Rosenberg Funds, which are part of the Laudus Trust and distributed by ALPS Distributor, Inc., and the Laudus MarketMasters Funds, which are part of the Schwab Capital Trust and distributed by Charles Schwab & Co., Inc.

[1]	This list is not a recommendation of any security by the investment adviser.

14 Schwab Target Funds

 Schwab Retirement Income Fund

Performance Summary as of 10/31/07

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwab.com/schwabfunds.

Performance of a Hypothetical
$10,000 Investment1,3

 Average Annual Total Returns1,2

Fund and Inception Date	1 Year	Since Inception

Fund: Schwab Retirement Income Fund (7/1/05)	6.98%	6.23%
Benchmark: Target Income Composite Index[3]	7.67%	6.68%
Fund Category: Morningstar Conservative Allocation	8.12%	7.17%

Fund Expense Ratios4: Net 0.72%; Gross 0.98%

All figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized.

[1]	Fund expenses may have been partially absorbed by CSIM and Schwab. Without these reductions, the fund’s returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
[2]	Source for category information: Morningstar, Inc.
[3]	The Target Income Composite Index is derived using the following portion allocations: 15% Dow Jones Wilshire 5000 Composite Index, 5% MSCI EAFE Index, 50% Lehman Brothers U.S. Aggregate Bond Index, and 30% Lehman Brothers U.S. Treasury Bills: 1–3 Months.
[4]	As of 2/28/07 (amended on 10/31/07) as stated in the prospectus. Includes expenses of the Underlying Funds in which the Target Funds invest. The annualized weighted average expense ratio of the Underlying Funds was 0.62%. Net Expense: Expenses reduced by a contractual fee waiver in effect through at least 2/27/08. Gross Expense: Does not reflect the effect of contractual fee waivers.

Schwab Target Funds 15

Fund Expenses (Unaudited)

 Examples for a $1,000 Investment

As a fund shareholder, you incur two types of costs: transaction costs, such as redemption fees; and, ongoing costs, such as management fees, transfer agent and shareholder services fees, and other fund expenses.

The expense examples below are intended to help you understand your ongoing cost (in dollars) of investing in a fund and to compare this cost with the ongoing cost of investing in other mutual funds. These examples are based on an investment of $1,000 invested for six-months beginning May 1, 2007 and held through October 31, 2007.

Actual Return lines in the table below provide information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number given for your fund or share class under the heading entitled ‘Expenses Paid During Period‘.

Hypothetical Return lines in the table below provide information about hypothetical account values and hypothetical expenses based on a fund’s or share class’ actual expense ratio and an assumed return of 5% per year before expenses. Because the return used is not an actual return, it may not be used to estimate the actual ending account value or expenses you paid for the period.

You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs, such as redemption fees. If these transactional costs were included, your costs would have been higher.

			Ending
		Beginning	Account Value	Expenses Paid
	Expense Ratio[1]	Account Value	(Net of Expenses)	During Period[2]
	(Annualized)	at 5/1/07	at 10/31/07	5/1/07 - 10/31/07

Schwab 2010 Target Fund
Actual Return	0.06%	$1,000	$1,042.00	$0.31
Hypothetical 5% Return	0.06%	$1,000	$1,024.90	$0.31

Schwab 2020 Target Fund
Actual Return	0.04%	$1,000	$1,039.50	$0.21
Hypothetical 5% Return	0.04%	$1,000	$1,025.00	$0.20

Schwab 2030 Target Fund
Actual Return	0.03%	$1,000	$1,043.70	$0.15
Hypothetical 5% Return	0.03%	$1,000	$1,025.05	$0.15

Schwab 2040 Target Fund
Actual Return	0.01%	$1,000	$1,044.30	$0.05
Hypothetical 5% Return	0.01%	$1,000	$1,025.16	$0.05

Schwab Retirement Income Fund
Actual Return	0.10%	$1,000	$1,020.20	$0.51
Hypothetical 5% Return	0.10%	$1,000	$1,024.70	$0.51

[1]	Based on the most recent six-month expense ratio; may differ from the expense ratio provided in Financial Highlights; does not include expenses of underlying funds in which the Target Funds invest.

[2]	Expenses for each fund or share class are equal to its annualized expense ratio, multiplied by the average account value over the period, multiplied by 184 days of the period, and divided by 365 days of the fiscal year.

16 Schwab Target Funds

Schwab Target 2010 Fund

Financial Statements

Financial Highlights

	11/1/06-	11/1/05-	7/1/05[1]-
	10/31/07	10/31/06	10/31/05

Per—Share Data ($)

Net asset value at beginning of period	11.42	10.24	10.00

Income from investment operations:
Net investment income	0.23	0.22	0.04
Net realized and unrealized gains	1.24	1.13	0.20

Total income from investment operations	1.47	1.35	0.24
Less distributions:
Distributions from net investment income	(0.21)	(0.17)	—
Distributions from net realized gains	(0.03)	—	—

Total distributions	(0.24)	(0.17)	—

Net asset value at end of period	12.65	11.42	10.24

Total return (%)	13.02	13.39	2.40	[2]

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses[3]	0.06	0.06	0.06	[4]
Gross operating expenses[3]	0.09	0.27	0.37	[4]
Net investment income	2.10	2.12	1.51	[4]
Portfolio turnover rate	1	0 [5]	—
Net assets, end of period ($ x 1,000,000)	138	62	32
1 Commencement of operations.
2 Not annualized.
3 The expenses incurred by underlying funds in which the fund invests are not included in this ratio.
4 Annualized.
5 Less than 1%.

See financial notes 17

 Schwab Target 2010 Fund

Portfolio Holdings as of October 31, 2007

This section shows all the securities in the fund’s portfolio and their value as of the report date.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The schedule of portfolio holdings filed on a fund’s most recent Form N-Q is also available by visiting Schwab’s website at www.schwab.com/schwabfunds.

		Cost	Value
Holdings by Category		($ x 1,000)	($ x 1,000)

97.1%	Other Investment Companies	120,690	133,720
2.6%	Short-Term Investment	3,577	3,577

99.7%	Total Investments	124,267	137,297
0.3%	Other Assets and Liabilities, Net		471

100.0%	Total Net Assets		137,768

	Number	Value
Security	of Shares	($ x 1,000)

Other Investment Companies 97.1% of net assets

Equity Funds 67.4%
Laudus International MarketMasters Fund, Select Shares (a)	609,978	15,860
Laudus Rosenberg International Small Capitalization Fund, Institutional Shares (a)	965,205	23,802
Laudus Rosenberg U.S. Discovery Fund, Institutional Shares (a)	185,106	3,791
Laudus Rosenberg U.S. Large Capitalization Growth Fund, Institutional Shares (a)	638,511	7,228
Schwab Core Equity Fund (a)	1,114,590	22,838
Schwab Dividend Equity Fund, Select Shares (a)	440,849	6,904
Schwab Global Real Estate Fund, Select Shares (a)	619,134	6,080
Schwab Small-Cap Equity Fund, Select Shares (a)	346,119	6,306

		92,809

Fixed-Income Funds 29.1%
Schwab Total Bond Market Fund (a)	3,847,468	37,705
Schwab YieldPlus Fund, Select Shares (a)	251,794	2,372

		40,077

Money Funds 0.6%
Schwab Value Advantage Money Fund, Institutional Shares (a)	834,143	834

Total Other Investment Companies (Cost $120,690)		133,720

Security	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

Short-Term Investment 2.6% of net assets

Commercial Paper & Other Obligations 2.6%
Bank of America, London Time Deposit
4.75%, 11/01/07	3,577	3,577

Total Short-Term Investments (Cost $3,577)		3,577

End of Investments.

At 10/31/07 the tax basis cost of the fund’s investments was $124,286 and the unrealized appreciation and depreciation were $13,276 and ($265), respectively, with a net unrealized appreciation of $13,011.

(a)	Issuer is affiliated with the fund’s adviser.

18 See financial notes

 Schwab Target 2010 Fund

Statement of
Assets and Liabilities
As of October 31, 2007. All numbers x 1,000 except NAV.

Assets
Investments in affiliated underlying funds, at value (cost $120,690)		$133,720
Investments in unaffiliated issuers, at value (cost $3,577)	+	3,577

Total investments, at value (cost $124,267)		137,297
Receivables:
Fund shares sold		555
Dividends		188
Due from investment adviser		5
Interest	+	1

Total assets		138,046

Liabilities
Payables:
Investments bought		186
Fund shares redeemed		66
Accrued expenses	+	26

Total liabilities		278

Net Assets
Total assets		138,046
Total liabilities	−	278

Net assets		$137,768
Net Assets by Source
Capital received from investors		122,000
Net investment income not yet distributed		1,640
Net realized capital gains		1,098
Net unrealized capital gains		13,030

Net Asset Value (NAV)

		Shares
Net Assets	÷	Outstanding	=	NAV

$137,768		10,894		$12.65

See financial notes 19

 Schwab Target 2010 Fund

Statement of
Operations
For November 1, 2006 through October 31, 2007. All numbers x 1,000.

Investment Income
Dividends received from affiliated underlying funds		$2,065
Interest	+	102

Total investment income		2,167

Net Realized Gains and Losses
Net realized gains received from affiliated underlying funds		1,292

Net Unrealized Gains and Losses
Net unrealized gains on affiliated underlying funds		8,350

Expenses
Professional fees		34
Registration fees		20
Portfolio accounting fees		16
Shareholder reports		8
Trustees’ fees		6
Custodian fees		5
Other expenses	+	1

Total expenses		90
Expense reduction by adviser	−	30

Net expenses		60

Increase in Net Assets from Operations
Total investment income		2,167
Net expenses	−	60

Net investment income		2,107
Net realized gains		1,292
Net unrealized gains	+	8,350

Increase in net assets from operations		$11,749

20 See financial notes

 Schwab Target 2010 Fund

Statements of
Changes in Net Assets
For the current and prior report periods. All numbers x 1,000.

Operations

		11/1/06-10/31/07	11/1/05-10/31/06
Net investment income		$2,107	$965
Net realized gains		1,292	245
Net unrealized gains	+	8,350	4,325

Increase in net assets from operations		11,749	5,535

Distributions to Shareholders
Distributions from net investment income		1,251	592
Distributions from net realized gains	+	165	—

Total distributions		$1,416	$592

Transactions in Fund Shares

		11/1/06-10/31/07		11/1/05-10/31/06
		SHARES	VALUE	SHARES	VALUE
Shares Sold		7,558	$90,601	3,028	$32,857
Shares Reinvested		113	1,309	52	546
Shares Redeemed	+	(2,209)	(26,511)	(749)	(8,074)

Net transactions in fund shares		5,462	$65,399	2,331	$25,329

Shares Outstanding and Net Assets
		11/1/06-10/31/07		11/1/05-10/31/06
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		5,432	$62,036	3,101	$31,764
Total increase	+	5,462	75,732	2,331	30,272

End of period		10,894	$137,768	5,432	$62,036

Net investment income not yet distributed			$1,640		$603

See financial notes 21

Schwab Target 2020 Fund

Financial Statements

Financial Highlights

	11/1/06-	11/1/05-	7/1/05[1] -
	10/31/07	10/31/06	10/31/05

Per—Share Data ($)

Net asset value at beginning of period	11.56	10.28	10.00

Income from investment operations:
Net investment income	0.21	0.21	0.04
Net realized and unrealized gains	1.33	1.25	0.24

Total income from investment operations	1.54	1.46	0.28
Less distributions:
Distributions from net investment income	(0.19)	(0.18)	—
Distributions from net realized gains	(0.03)	—	—

Total distributions	(0.22)	(0.18)	—

Net asset value at end of period	12.88	11.56	10.28

Total return (%)	13.47	14.36	2.80	[2]

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses[3]	0.04	0.04	0.04	[4]
Gross operating expenses[3]	0.07	0.22	0.36	[4]
Net investment income	1.84	1.84	1.29	[4]
Portfolio turnover rate	—	—	—
Net assets, end of period ($ x 1,000,000)	225	84	35
1 Commencement of operations.
2 Not annualized.
3 The expenses incurred by underlying funds in which the fund invests are not included in this ratio.
4 Annualized.

22 See financial notes

 Schwab Target 2020 Fund

Portfolio Holdings as of October 31, 2007

This section shows all the securities in the fund’s portfolio and their value as of the report date.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The schedule of portfolio holdings filed on a fund’s most recent Form N-Q is also available by visiting Schwab’s website at www.schwab.com/schwabfunds.

		Cost	Value
Holdings by Category		($ x 1,000)	($ x 1,000)

96.3%	Other Investment Companies	196,386	216,158
3.6%	Short-Term Investments	8,125	8,125

99.9%	Total Investments	204,511	224,283
0.1%	Other Assets and Liabilities, Net		244

100.0%	Total Net Assets		224,527

	Number	Value
Security	of Shares	($ x 1,000)

Other Investment Companies 96.3% of net assets

Equity Funds 72.6%
Laudus International MarketMasters Fund, Select Shares (a)	824,668	21,441
Laudus Rosenberg International Small Capitalization Fund, Institutional Shares (a)	1,838,288	45,332
Laudus Rosenberg U.S. Discovery Fund, Institutional Shares (a)	269,181	5,513
Laudus Rosenberg U.S. Large Capitalization Growth Fund, Institutional Shares (a)	1,250,808	14,159
Schwab Core Equity Fund (a)	1,884,922	38,622
Schwab Dividend Equity Fund, Select Shares (a)	838,465	13,130
Schwab Global Real Estate Fund, Select Shares (a)	1,345,083	13,209
Schwab Small-Cap Equity Fund, Select Shares (a)	639,006	11,643

		163,049

Fixed-Income Funds 22.8%
Schwab Total Bond Market Fund (a)	5,019,895	49,195
Schwab YieldPlus Fund, Select Shares (a)	206,034	1,941

		51,136

Money Funds 0.9%
Schwab Value Advantage Money Fund, Institutional Shares (a)	1,973,298	1,973

Total Other Investment Companies (Cost $196,386)		216,158

Security	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

Short-Term Investments 3.6% of net assets

Commercial Paper & Other Obligations 3.6%
Bank of America, London Time Deposit
4.75%, 11/01/07	6,390	6,390
Wells Fargo, Grand Cayman Time Deposit
4.75%, 11/01/07	1,735	1,735

		8,125

Total Short-Term Investments (Cost $8,125)		8,125

End of Investments.

At 10/31/07 the tax basis cost of the fund’s investments was $204,511 and the unrealized appreciation and depreciation were $19,960 and ($188), respectively, with a net unrealized appreciation of $19,772.

(a)	Issuer is affiliated with the fund’s adviser.

See financial notes 23

 Schwab Target 2020 Fund

Statement of
Assets and Liabilities
As of October 31, 2007. All numbers x 1,000 except NAV.

Assets
Investments in affiliated underlying funds, at value (cost $196,386)		$216,158
Investment in unaffiliated issuers, at value (cost $8,125)	+	8,125

Total investments, at value (cost $204,511)		224,283
Receivables:
Fund shares sold		378
Dividends		242
Due from investment adviser		2
Interest	+	1

Total assets		224,906

Liabilities
Payables:
Investments bought		238
Fund shares redeemed		113
Accrued expenses	+	28

Total liabilities		379

Net Assets
Total assets		224,906
Total liabilities	−	379

Net assets		$224,527
Net Assets by Source
Capital received from investors		200,781
Net investment income not yet distributed		2,200
Net realized capital gains		1,774
Net unrealized capital gains		19,772

Net Asset Value (NAV)

		Shares
Net Assets	÷	Outstanding	=	NAV

$224,527		17,433		$12.88

24 See financial notes

 Schwab Target 2020 Fund

Statement of
Operations
For November 1, 2006 through October 31, 2007. All numbers x 1,000.

Investment Income
Dividends received from affiliated underlying funds		$2,728
Interest	+	178

Total investment income		2,906

Net Realized Gains and Losses
Net realized gains received from affiliated underlying funds		2,089

Net Unrealized Gains and Losses
Net unrealized gains on affiliated underlying funds		13,464

Expenses
Professional fees		34
Registration fees		25
Shareholder reports		19
Portfolio accounting fees		17
Trustees’ fees		6
Custodian fees		6
Other expenses	+	1

Total expenses		108
Expense reduction by adviser	−	47

Net expenses		61

Increase in Net Assets from Operations
Total investment income		2,906
Net expenses	−	61

Net investment income		2,845
Net realized gains		2,089
Net unrealized gains	+	13,464

Increase in net assets from operations		$18,398

See financial notes 25

 Schwab Target 2020 Fund

Statements of
Changes in Net Assets
For the current and prior report periods. All numbers x 1,000.

Operations

		11/1/06-10/31/07	11/1/05-10/31/06
Net investment income		$2,845	$1,061
Net realized gains		2,089	353
Net unrealized gains	+	13,464	5,874

Increase in net assets from operations		18,398	7,288

Distributions to Shareholders
Distributions from net investment income		1,577	687
Distributions from net realized gains	+	231	—

Total distributions		$1,808	$687

Transactions in Fund Shares

		11/1/06-10/31/07		11/1/05-10/31/06
		SHARES	VALUE	SHARES	VALUE
Shares Sold		12,465	$152,246	4,728	$51,841
Shares Reinvestd		150	1,758	64	672
Shares Redeemed	+	(2,418)	(29,709)	(933)	(10,204)

Net transactions in fund shares		10,197	$124,295	3,859	$42,309

Shares Outstanding and Net Assets
		11/1/06-10/31/07		11/1/05-10/31/06
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		7,236	$83,642	3,377	$34,732
Total increase	+	10,197	140,885	3,859	48,910

End of period		17,433	$224,527	7,236	$83,642

Net investment income not yet distributed			$2,200		$617

26 See financial notes

Schwab Target 2030 Fund

Financial Statements

Financial Highlights

	11/1/06-	11/1/05-	7/1/05[1]-
	10/31/07	10/31/06	10/31/05

Per—Share Data ($)

Net asset value at beginning of period	11.67	10.31	10.00

Income from investment operations:
Net investment income	0.18	0.19	0.03
Net realized and unrealized gains	1.48	1.34	0.28

Total income from investment operations	1.66	1.53	0.31
Less distributions:
Distributions from net income	(0.16)	(0.17)	—
Distributions from net realized gains	(0.02)	—	—

Total distributions	(0.18)	(0.17)	—

Net asset value at end of period	13.15	11.67	10.31

Total return (%)	14.45	14.99	3.10	[2]

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses[3]	0.03	0.03	0.03	[4]
Gross operating expenses[3]	0.09	0.32	0.58	[4]
Net investment income	1.50	1.54	1.05	[4]
Portfolio turnover rate	—	—	—
Net assets, end of period ($ x 1,000,000)	162	56	19
1 Commencement of operations.
2 Not annualized.
3 The expenses incurred by underlying funds in which the fund invests are not included in this ratio.
4 Annualized.

See financial notes 27

 Schwab Target 2030 Fund

Portfolio Holdings as of October 31, 2007

This section shows all the securities in the fund’s portfolio and their value as of the report date.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The schedule of portfolio holdings filed on a fund’s most recent Form N-Q is also available by visiting Schwab’s website at www.schwab.com/schwabfunds.

		Cost	Value
Holdings by Category		($ x 1,000)	($ x 1,000)

96.1%	Other Investment Companies	140,931	155,990
3.6%	Short-Term Investments	5,876	5,876

99.7%	Total Investments	146,807	161,866
0.3%	Other Assets and Liabilities, Net		412

100.0%	Total Net Assets		162,278

	Number	Value
Security	of Shares	($ x 1,000)

Other Investment Companies 96.1% of net assets

Equity Funds 79.5%
Laudus International MarketMasters Fund, Select Shares (a)	865,906	22,513
Laudus Rosenberg International Small Capitalization Fund, Institutional Shares (a)	1,285,960	31,712
Laudus Rosenberg U.S. Discovery Fund, Institutional Shares (a)	236,611	4,846
Laudus Rosenberg U.S. Large Capitalization Growth Fund, Institutional Shares (a)	895,953	10,142
Schwab Core Equity Fund (a)	1,575,368	32,279
Schwab Dividend Equity Fund, Select Shares (a)	615,113	9,633
Schwab Global Real Estate Fund, Select Shares (a)	899,170	8,830
Schwab Small-Cap Equity Fund, Select Shares (a)	501,131	9,131

		129,086

Fixed-Income Funds 16.0%
Schwab Total Bond Market Fund (a)	2,558,546	25,074
Schwab YieldPlus Fund, Select Shares (a)	96,219	906

		25,980

Money Funds 0.6%
Schwab Value Advantage Money Fund, Institutional Shares (a)	924,359	924

Total Other Investment Companies (Cost $140,931)		155,990

Security	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

Short-Term Investments 3.6% of net assets

Commercial Paper & Other Obligations 3.6%
Bank of America, London Time Deposit
4.75%, 11/01/07	1,296	1,296
Wells Fargo, Grand Cayman Time Deposit
4.75%, 11/01/07	4,580	4,580

Total Short-Term Investments (Cost $5,876)		5,876

End of Investments.

At 10/31/07 the tax basis cost of the fund’s investments was $146,807 and the unrealized appreciation and depreciation were $15,109 and ($50), respectively, with a net unrealized appreciation of $15,059.

(a)	Issuer is affiliated with the fund’s adviser.

28 See financial notes

 Schwab Target 2030 Fund

Statement of
Assets and Liabilities
As of October 31, 2007. All numbers x 1,000 except NAV.

Assets
Investments in affiliated underlying funds, at value (cost $140,931)		$155,990
Investments in unaffiliated issuers, at value (cost $5,876)	+	5,876

Total investments, at value (cost $146,807)		161,866
Receivables:
Fund shares sold		549
Dividends		123
Due from investment adviser		6
Interest	+	1

Total assets		162,545

Liabilities
Payables:
Investments bought		121
Fund shares redeemed		118
Accrued expenses	+	28

Total liabilities		267

Net Assets
Total assets		162,545
Total liabilities	−	267

Net assets		$162,278
Net Assets by Source
Capital received from investors		144,692
Net investment income not yet distributed		1,229
Net realized capital gains		1,298
Net unrealized capital gains		15,059

Net Asset Value (NAV)

		Shares
Net Assets	÷	Outstanding	=	NAV

$162,278		12,338		$13.15

See financial notes 29

 Schwab Target 2030 Fund

Statement of
Operations
For November 1, 2006 through October 31, 2007. All numbers x 1,000.

Investment Income
Dividends received from affiliated underlying funds		$1,545
Interest	+	126

Total investment income		1,671

Net Realized Gains and Losses
Net realized gains received from affiliated underlying funds		1,486

Net Unrealized Gains and Losses
Net unrealized gains on affiliated underlying funds		10,815

Expenses
Professional fees		33
Shareholder reports		18
Registration fees		17
Portfolio accounting fees		16
Trustees’ fees		6
Custodian fees		6
Other expenses	+	1

Total expenses		97
Expense reduction by adviser	−	65

Net expenses		32

Increase in Net Assets from Operations
Total investment income		1,671
Net expenses	−	32

Net investment income		1,639
Net realized gains		1,486
Net unrealized gains	+	10,815

Increase in net assets from operations		$13,940

30 See financial notes

 Schwab Target 2030 Fund

Statements of
Changes in Net Assets
For the current and prior report periods. All numbers x 1,000.

Operations

		11/1/06-10/31/07	11/1/05-10/31/06
Net investment income		$1,639	$547
Net realized gains		1,486	192
Net unrealized gains	+	10,815	3,992

Increase in net assets from operations		13,940	4,731

Distributions to Shareholders
Distributions from net investment income		895	360
Distributions from net realized gains	+	133	—

Total distributions		$1,028	$360

Transactions in Fund Shares

		11/01/06-10/31/07		11/01/05-10/31/06
		SHARES	VALUE	SHARES	VALUE
Shares Sold		9,098	$112,933	3,408	$37,640
Shares Reinvested		83	990	33	346
Shares Redeemed	+	(1,634)	(20,477)	(497)	(5,487)

Net transactions in fund shares		7,547	$93,446	2,944	$32,499

Shares Outstanding and Net Assets
		11/01/06-10/31/07		11/01/05-10/31/06
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		4,791	$55,920	1,847	$19,050
Total increase	+	7,547	106,358	2,944	36,870

End of period		12,338	$162,278	4,791	$55,920

Net investment income not yet distributed			$1,229		$297

See financial notes 31

Schwab Target 2040 Fund

Financial Statements

Financial Highlights

	11/1/06-	11/1/05-	7/1/05[1]-
	10/31/07	10/31/06	10/31/05

Per—Share Data ($)

Net asset value at beginning of period	11.83	10.36	10.00

Income from investment operations:
Net investment income	0.17	0.19	0.02
Net realized and unrealized gains	1.62	1.45	0.34

Total income from investment operations	1.79	1.64	0.36
Less distributions:
Distributions from net investment income	(0.15)	(0.17)	—
Distributions from net realized gains	(0.02)	—	—

Total distributions	(0.17)	(0.17)	—

Net asset value at end of period	13.45	11.83	10.36

Total return (%)	15.32	16.06	3.60	[2]

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses[3]	0.01	0.01	0.01	[4]
Gross operating expenses[3]	0.13	0.48	1.10	[4]
Net investment income	1.19	1.26	0.80	[4]
Portfolio turnover rate	—	1	—
Net assets, end of period ($ x 1,000,000)	118	34	9
1 Commencement of operations.
2 Not annualized.
3 The expenses incurred by underlying funds in which the fund invests are not included in this ratio.
4 Annualized.

32 See financial notes

 Schwab Target 2040 Fund

Portfolio Holdings as of October 31, 2007

This section shows all the securities in the fund’s portfolio and their value as of the report date.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The schedule of portfolio holdings filed on a fund’s most recent Form N-Q is also available by visiting Schwab’s website at www.schwab.com/schwabfunds.

		Cost	Value
Holdings by Category		($ x 1,000)	($ x 1,000)

93.2%	Other Investment Companies	99,735	110,096
6.1%	Short-Term Investments	7,182	7,182

99.3%	Total Investments	106,917	117,278
0.7%	Other Assets and Liabilities, Net		885

100.0%	Total Net Assets		118,163

	Number	Value
Security	of Shares	($ x 1,000)

Other Investment Companies 93.2% of net assets

Equity Funds 83.4%
Laudus International MarketMasters Fund, Select Shares (a)	510,685	13,278
Laudus Rosenberg International Small Capitalization Fund, Institutional Shares (a)	1,112,807	27,442
Laudus Rosenberg U.S. Discovery Fund, Institutional Shares (a)	181,778	3,723
Laudus Rosenberg U.S. Large Capitalization Growth Fund, Institutional Shares (a)	607,862	6,881
Schwab Core Equity Fund (a)	1,226,501	25,131
Schwab Dividend Equity Fund, Select Shares (a)	417,217	6,534
Schwab Global Real Estate Fund, Select Shares (a)	928,029	9,113
Schwab Small-Cap Equity Fund, Select Shares (a)	353,102	6,433

		98,535

Fixed-Income Funds 9.3%
Schwab Total Bond Market Fund (a)	1,059,867	10,387
Schwab YieldPlus Fund, Select Shares (a)	61,715	581

		10,968

Money Funds 0.5%
Schwab Value Advantage Money Fund, Institutional Shares (a)	593,097	593

Total Other Investment Companies (Cost $99,735)		110,096

Security	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

Short-Term Investments 6.1% of net assets

Commercial Paper & Other Obligations 6.1%
Bank of America, London Time Deposit
4.75%, 11/01/07	3,280	3,280
Citibank, Nassau Time Deposit
4.75%, 11/01/07	622	622
Wells Fargo, Grand Cayman Time Deposit
4.75%, 11/01/07	3,280	3,280

Total Short-Term Investments (Cost $7,182)		7,182

End of Investments.

At 10/31/07 the tax basis cost of the fund’s investments was $106,918, and the unrealized appreciation and depreciation were $10,386, and ($26), respectively, with a net unrealized appreciation of $10,360.

(a)	Issuer is affiliated with the fund’s adviser.

See financial notes 33

 Schwab Target 2040 Fund

Statement of
Assets and Liabilities
As of October 31, 2007. All numbers x 1,000 except NAV.

Assets
Investments in affiliated underlying funds, at value (cost $99,735)		$110,096
Investments in unaffiliated issuers, at value (cost $7,182)	+	7,182

Total investments, at value (cost $106,917)		117,278
Receivables:
Fund shares sold		960
Dividends		53
Due from investment adviser		8
Interest	+	1

Total assets		118,300

Liabilities
Payables:
Investments bought		51
Fund shares redeemed		60
Accrued expenses	+	26

Total liabilities		137

Net Assets
Total assets		118,300
Total liabilities	−	137

Net assets		$118,163
Net Assets by Source
Capital received from investors		106,321
Net investment income not yet distributed		631
Net realized capital gains		850
Net unrealized capital gains		10,361

Net Asset Value (NAV)

		Shares
Net Assets	÷	Outstanding	=	NAV

$118,163		8,784		$13.45

34 See financial notes

 Schwab Target 2040 Fund

Statement of
Operations
For November 1, 2006 through October 31, 2007. All numbers x 1,000.

Investment Income
Dividends received from affiliated underlying funds		$788
Interest	+	91

Total investment income		879

Net Realized Gains and Losses
Net realized gains received from affiliated underlying funds		979

Net Unrealized Gains and Losses
Net unrealized gains on affiliated underlying funds		7,922

Expenses
Professional fees		33
Shareholder reports		20
Registration fees		16
Portfolio accounting fees		15
Trustees’ fees		6
Custodian fees		5
Overdraft expense		1
Other expenses	+	1

Total expenses		97
Expense reduction by adviser	−	89

Net expenses		8

Increase in Net Assets from Operations
Total investment income		879
Net expenses	−	8

Net investment income		871
Net realized gains		979
Net unrealized gains	+	7,922

Increase in net assets from operations		$9,772

See financial notes 35

 Schwab Target 2040 Fund

Statements of
Changes in Net Assets
For the current and prior report periods. All numbers x 1,000.

Operations

		11/1/06-10/31/07	11/1/05-10/31/06
Net investment income		$871	$250
Net realized gains		979	108
Net unrealized gains	+	7,922	2,315

Increase in net assets from operations		9,772	2,673

Distributions to Shareholders
Distributions from net investment income		487	182
Distributions from net realized gains	+	75	—

Total distributions		$562	$182

Transactions in Fund Shares

		11/1/06-10/31/07		11/01/05-10/31/06
		SHARES	VALUE	SHARES	VALUE
Shares Sold		7,271	$92,343	2,218	$24,869
Shares Reinvested		45	547	16	176
Shares Redeemed	+	(1,381)	(17,633)	(255)	(2,853)

Net transactions in fund shares		5,935	$75,257	1,979	$22,192

Shares Outstanding and Net Assets
		11/1/06-10/31/07		11/01/05-10/31/06
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		2,849	$33,696	870	$9,013
Total increase	+	5,935	84,467	1,979	24,683

End of period		8,784	$118,163	2,849	$33,696

Net investment income not yet distributed			$631		$117

36 See financial notes

Schwab Retirement Income Fund

Financial Statements

Financial Highlights

	11/1/06-	11/1/05-	7/1/05[1]-
	10/31/07	10/31/06	10/31/05

Per—Share Data ($)

Net asset value at beginning of period	10.19	9.90	10.00

Income / (loss) from investment operations:
Net investment income	0.45	0.41	0.11
Net realized and unrealized gains / (losses)	0.25	0.32	(0.09)

Total income / (loss) from investment operations	0.70	0.73	0.02
Less distributions:
Distributions from net investment income	(0.45)	(0.41)	(0.12)
Distributions from net realized gains	—	(0.03)	—

Total distributions	(0.45)	(0.44)	(0.12)

Net asset value at end of period	10.44	10.19	9.90

Total return (%)	6.98	7.52	0.16	[2]

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses[3]	0.10	0.10	0.10	[4]
Gross operating expenses[3]	0.15	0.36	0.64	[4]
Net investment income	4.43	4.20	3.40	[4]
Portfolio turnover rate	—	1	—
Net assets, end of period ($ x 1,000,000)	68	36	14
1 Commencement of operations.
2 Not annualized.
3 The expenses incurred by underlying funds in which the fund invests are not included in this ratio.
4 Annualized.

See financial notes 37

 Schwab Retirement Income Fund

Portfolio Holdings as of October 31, 2007

This section shows all the securities in the fund’s portfolio and their value as of the report date.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The schedule of portfolio holdings filed on a fund’s most recent Form N-Q is also available by visiting Schwab’s website at www.schwab.com/schwabfunds.

		Cost	Value
Holdings by Category		($ x 1,000)	($ x 1,000)

94.9%	Other Investment Companies	63,298	64,749
4.9%	Short-Term Investments	3,300	3,300

99.8%	Total Investments	66,598	68,049
0.2%	Other Assets and Liabilities, Net		167

100.0%	Total Net Assets		68,216

	Number	Value
Security	of Shares	($ x 1,000)

Other Investment Companies 94.9% of net assets

Equity Funds 21.1%
Laudus International MarketMasters Fund, Select Shares (a)	152,309	3,960
Schwab Dividend Equity Fund, Select Shares (a)	664,503	10,406

		14,366

Fixed-Income Funds 69.5%
Schwab Total Bond Market Fund (a)	3,248,123	31,832
Schwab YieldPlus Fund, Select Shares (a)	1,654,162	15,582

		47,414

Money Funds 4.3%
Schwab Value Advantage Money Fund, Institutional Shares (a)	2,969,028	2,969

Total Other Investment Companies (Cost $63,298)		64,749

Security	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

Short-Term Investments 4.9% of net assets

Commercial Paper & Other Obligations 4.9%
Bank of America, London Time Deposit
4.75%, 11/01/07	1,950	1,950
Wells Fargo, Grand Cayman Time Deposit
4.75%, 11/01/07	1,350	1,350

Total Short-Term Investments (Cost $3,300)		3,300

End of Investments.

At 10/31/07, the tax basis cost of the fund’s investments was $66,601, and the unrealized appreciation and depreciation were $2,050, and ($602), respectively, with a net unrealized appreciation of $1,448.

(a)	Issuer is affiliated with the fund’s adviser.

38 See financial notes

 Schwab Retirement Income Fund

Statement of
Assets and Liabilities
As of October 31, 2007. All numbers x 1,000 except NAV.

Assets
Investments in affiliated underlying funds, at value (cost $63,298)		$64,749
Investments in unaffiliated issuers, at value (cost $3,300)	+	3,300

Total investments, at value (cost $66,598)		68,049
Receivables:
Fund shares sold		317
Dividends		228
Interest	+	1

Total assets		68,595

Liabilities
Payables:
Investments bought		221
Fund shares redeemed		68
Distributions to shareholders		67
Accrued expenses	+	23

Total liabilities		379

Net Assets
Total assets		68,595
Total liabilities	−	379

Net assets		$68,216
Net Assets by Source
Capital received from investors		66,500
Net realized gains		265
Net unrealized capital gains		1,451

Net Asset Value (NAV)

		Shares
Net Assets	÷	Outstanding	=	NAV

$68,216		6,537		$10.44

See financial notes 39

 Schwab Retirement Income Fund

Statement of
Operations
For November 1, 2006 through October 31, 2007. All numbers x 1,000.

Investment Income
Dividends received from affiliated underlying funds		$2,366
Interest	+	65

Total investment income		2,431

Net Realized Gains and Losses
Net realized gains received from affiliated underlying funds		269

Net Unrealized Gains and Losses
Net unrealized gains on affiliated underlying funds		739

Expenses
Professional fees		34
Portfolio accounting fees		15
Registration fees		14
Trustees’ fees		6
Shareholder reports		5
Custodian fees	+	4

Total expenses		78
Expense reduction by adviser	−	25

Net expenses		53

Increase in Net Assets from Operations
Total investment income		2,431
Net expenses	−	53

Net investment income		2,378
Net realized gains		269
Net unrealized gains	+	739

Increase in net assets from operations		$3,386

40 See financial notes

 Schwab Retirement Income Fund

Statements of
Changes in Net Assets
For the current and prior report periods. All numbers x 1,000.

Operations

		11/1/06 -10/31/07	11/01/05 -10/31/06
Net investment income		$2,378	$1,205
Net realized gains		269	65
Net unrealized gains	+	739	829

Increase in net assets from operations		3,386	2,099

Distributions to Shareholders
Distributions from net investment income		2,382	1,205
Dividends from net realized gains	+	—	65

Total distributions		$2,382	$1,270

Transactions in Fund Shares

		11/1/06 -10/31/07		11/01/05 - 10/31/06
		SHARES	VALUE	SHARES	VALUE
Shares Sold		4,894	$50,795	3,030	$30,303
Shares reinvested		158	1,636	86	859
Shares redeemed	+	(2,088)	(21,641)	(953)	(9,526)

Net transactions in fund shares		2,964	$30,790	2,163	$21,636

Shares Outstanding and Net Assets
		11/1/06 -10/31/07		11/01/05 - 10/31/06
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		3,573	$36,422	1,410	$13,957
Total increase	+	2,964	31,794	2,163	22,465

End of period		6,537	$68,216	3,573	$36,422

Net investment income not yet distributed			$-		$4

See financial notes 41

 Schwab Target Funds

Financial Notes

1. Business Structure of the Funds

Each of the funds discussed in this report is a series of Schwab Capital Trust (the “trust”), a no-load, open-end management investment company. The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940 (the “1940 Act”), as amended. The list below shows all the funds in the trust including the funds discussed in this report, which are highlighted:

Schwab Capital Trust (organized May 7, 1993)
Schwab Target 2010 Fund
Schwab Target 2020 Fund
Schwab Target 2030 Fund
Schwab Target 2040 Fund
Schwab Retirement Income Fund
Schwab S&P 500 Index Fund
Schwab Institutional Select S&P 500 Fund
Schwab Small-Cap Index Fund
Schwab Total Stock Market Index Fund
Schwab International Index Fund
Schwab MarketTrack All Equity Portfolio
Schwab MarketTrack Growth Portfolio
Schwab MarketTrack Balanced Portfolio
Schwab MarketTrack Conservative Portfolio
Laudus U.S. MarketMasters Fund
Laudus Small-Cap MarketMasters Fund
Laudus International MarketMasters Fund
Schwab Viewpoints Fund
Schwab Premier Equity Fund
Schwab Core Equity Fund
Schwab Dividend Equity Fund
Schwab Large-Cap Growth Fund
Schwab Small-Cap Equity Fund
Schwab Hedged Equity Fund
Schwab Financial Services Fund
Schwab Health Care Fund
Schwab Technology Fund
Schwab Fundamental US Large Company Index Fund
Schwab Fundamental US Small-Mid Company Index Fund
Schwab Fundamental International Large Company Index Fund

The Schwab Target Funds are “fund of funds”. Each of the funds seeks to achieve its investment objective by investing in a combination of other Schwab Funds and Laudus Funds (underlying funds) in accordance with its target portfolio allocation. Each fund bears its share of the allocable expenses of the underlying funds in which they invest. The financial statements of the funds should be read in conjunction with the underlying funds’ financial statements.

The funds offer one share class. Shares are bought and sold at net asset value, or NAV, which is the price for all outstanding shares. Each share has a par value of 1/1,000 of a cent, and the trustees may authorize the issuance of as many shares as necessary.

2. Significant Accounting Policies:

The following is a summary of the significant accounting policies the funds use in the preparation of financial statements. The accounting policies are in conformity with accounting principles generally accepted in the United States of America. For more information about the underlying funds’ operations and policies, please refer to those funds’ semiannual and annual reports.

(a) Security Valuation:

The funds value the investments in underlying funds every business day. The funds use the following policies to value these investments:

•	Underlying funds: valued at their respective net asset values as determined by those funds, in accordance with the 1940 Act for a given day.

•	Short-term securities (60 days or less to maturity): valued at amortized cost.

(b) Security Transactions:

Security transactions are recorded as of the date the order to buy or sell the security is executed. Realized gains and losses from security transactions are based on the identified costs of the securities involved.

(c) Investment Income:

Interest income is recorded as it accrues. Dividends and distributions from portfolio securities and underlying funds are recorded on the date they are effective (the ex-dividend date). Any distributions from underlying funds are recorded in accordance with the character of the distributions.

42

 Schwab Target Funds

Financial Notes (continued)

2. Significant Accounting Policies (continued):

(d) Expenses:

Expenses that are specific to a fund or a class within the trust are charged directly to that fund or class. Expenses that are common to all funds within the trust generally are allocated among the funds in proportion to their average daily net assets.

(e) Distributions to Shareholders:

The funds make distributions from net investment income and net realized capital gains once a year, except for the Retirement Income Fund, which makes income distributions monthly.

(f) Accounting Estimates:

The accounting policies described in this report conform with accounting principles generally accepted in the United States of America. Notwithstanding this, shareholders should understand that in order to follow these principles, fund management has to make estimates and assumptions that affect the information reported in the financial statements. It’s possible that once the results are known, they may turn out to be different from these estimates.

(g) Federal Income Taxes:

The funds intend to meet federal income and excise tax requirements for regulated investment companies. Accordingly, the funds distribute substantially all of their net investment income and realized net capital gains (if any) to their respective shareholders each year. As long as a fund meets the tax requirements, it is not required to pay federal income tax.

Each fund maintains its own account for purposes of holding assets and accounting, and is considered a separate entity for tax purposes.

(h) Indemnification:

Under the funds’ organizational documents, the officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the funds. In addition, in the normal course of business the funds enter into contracts with their vendors and others that provide general indemnifications. The funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the funds. However, based on experience, the funds expect the risk of loss to be remote.

(i) New Accounting Standards:

Financial Accounting Standards Board Interpretation (FIN) No. 48 — Accounting for Uncertainty in Income Taxes – an Interpretation of SFAS No. 109, was issued in July 2006 and is effective for fiscal years beginning after December 15, 2006. This Interpretation provides new requirements for the recognition, measurement, and disclosure in the financial statements of a tax position taken or expected to be taken in a tax return when there is uncertainty about whether that tax position will ultimately be sustained. A fund with a fiscal year ending October 31 will implement FIN 48 no later than April 30, 2008, and it will apply to all open tax years.

Management is currently evaluating the impact of adopting FIN 48, and at this time, believes that the adoption will have no material impact on the funds’ financial statements.

In September 2006, the Financial Accounting Standards Board (FASB) issued Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (SFAS No. 157). SFAS No. 157 defines fair value, establishes a framework for measuring fair value in accordance with generally accepted accounting principles and expands disclosure about fair value measurements. SFAS No. 157 is effective for fiscal years beginning after November 15, 2007.

Management is currently evaluating the impact of adopting SFAS No. 157 on the funds’ financial statements.

 43

 Schwab Target Funds

Financial Notes (continued)

3.	Affiliates and Affiliated Transactions:
(All dollar amounts are x 1,000)

Charles Schwab Investment Management, Inc. (CSIM or the investment adviser), a wholly owned subsidiary of The Charles Schwab Corporation, serves as each fund’s investment adviser and administrator pursuant to an Investment Advisory and Administration Agreement (Advisory Agreement) between it and the trust.

Charles Schwab & Co., Inc. (“Schwab”) is an affiliate of the investment adviser and is the trust’s transfer agent and shareholder services agent.

The underlying funds pay fees to the investment adviser for advisory and administrative services and to Schwab for transfer agent and shareholder services. The funds are not charged such fees directly. These fees are included in the net asset value of the underlying funds.

CSIM and Schwab have made agreements with the funds to limit the total expenses charged, excluding interest, taxes and certain non-routine expenses through February 27, 2008, as follows:

Target 2010 Fund	0.06%
Target 2020 Fund	0.04%
Target 2030 Fund	0.03%
Target 2040 Fund	0.01%
Retirement Income Fund	0.10%

The agreement to limit the funds’ total expenses charged is limited to each fund’s direct operating expenses and, therefore, does not apply to acquired fund fees and expenses, which are indirect expenses incurred by a fund through its investments in the underlying funds.

The funds may engage in certain transactions involving related parties. Pursuant to an exemptive order issued by the SEC, the funds may invest in other related funds. As of October 31, 2007, the percentages of shares of other related funds owned by each Target fund are:

	Target 2010		Target 2020		Target 2030		Target 2040		Retirement
	Fund		Fund		Fund		Fund		Income Fund

Schwab Active Equity Funds:
Core Equity Fund	1.1%		1.8%		1.5%		1.2%		—
Dividend Equity Fund	0.3%		0.6%		0.5%		0.3%		0.5%
Small-Cap Equity Fund	1.0%		1.8%		1.4%		1.0%		—
Laudus MarketMasters Funds:
International MarketMasters Fund	0.4%		0.6%		0.6%		0.4%		0.1%
Laudus Rosenberg Funds:
U.S. Large Capitalization Growth Fund	11.5%		22.6%		16.2%		11.0%		—
U.S. Discovery Fund	0.4%		0.6%		0.5%		0.4%		—
International Small Capitalization Fund	1.1%		2.2%		1.5%		1.3%		—
Schwab Bond Funds:
Total Bond Market Fund	2.4%		3.1%		1.6%		0.0%		2.0%
YieldPlus Fund	—	*	—	*	—	*	—	*	0.2%
Global Real Estate Fund	2.0%		4.3%		2.9%		3.0%		—
Schwab Money Funds:
Value Advantage Money Fund	—	*	—	*	—	*	—	*	— *

*	Less than 0.1%

Pursuant to an exemptive order issued by the SEC, the funds may enter into interfund borrowing and lending transactions within the Schwab Funds. All loans are for temporary or emergency purposes only. The interest rate charged on the loan is the average of the overnight repurchase agreement rate and the short-term bank loan rate. The interfund lending facility is subject to the oversight and periodic review of the Board of Trustees of the Schwab Funds. There was no interfund borrowing or lending activity for any fund during the period.

44

 Schwab Target Funds

Financial Notes (continued)

3.	Affiliates and Affiliated Transactions (continued): (All dollar amounts are x 1,000)

Trustees

Trustees may include people who are officers and/or directors of the investment adviser or Schwab. Federal securities law limits the percentage of such “interested persons” who may serve on a trust’s board, and the trust was in compliance with these limitations throughout the report period. The trust did not pay any of these persons for their service as trustees, but it did pay non-interested persons (independent trustees), as noted in each fund’s Statement of Operations.

4. Borrowing from Banks:

The funds may borrow money from banks and custodians. The funds may obtain temporary bank loans through the trusts to which they belong, to use for meeting shareholder redemptions or for extraordinary or emergency purposes. The Schwab Funds have custodian overdraft facilities and uncommitted line of credit arrangements of $150 million and $100 million with State Street Corporation, and Bank of America, N.A., respectively. The funds pay interest on the amounts they borrow at rates that are negotiated periodically. There were no borrowings from the line of credit for the funds during the period.

5.	Purchases and Sales of Investment Securities:
(All dollar amounts are x 1,000)

For the fiscal year ended October 31, 2007, purchases and sales of securities (excluding short-term obligations) were as follows:

	Purchases of Securities	Sales/Maturities of Securities

Target 2010 Fund	$66,617	$1,302
Target 2020 Fund	122,113	—
Target 2030 Fund	91,229	—
Target 2040 Fund	70,167	—
Retirement Income Fund	28,507	—

6.	Redemption Fee:
(All dollar amounts are x 1,000)

The funds may impose a short-term redemption fee on any fund shares that are redeemed or exchanged by a shareholder within a specified number of days of the purchase date. The funds charge 2.00% of early withdrawal fees on shares redeemed or exchanged 30 days or less after the purchase. Such amounts are net of the redemption fee proceeds on the Statement of Changes in Net Assets. The redemption fees charged during the current and prior fiscal year are:

	Current Period	Prior Period
	(11/01/06 – 10/31/07)	(11/01/05 – 10/31/06)

Target 2010 Fund	$10	$1
Target 2020 Fund	25	11
Target 2030 Fund	11	4
Target 2040 Fund	14	5
Retirement Income Fund	—	—

 45

 Schwab Target Funds

Financial Notes (continued)

7.	Federal Income Taxes:
(All dollar amounts are x 1,000)

As of October 31, 2007, the components of distributable earnings on a tax-basis were as follows:

	Target 2010	Target 2020	Target 2030	Target 2040	Retirement
	Fund	Fund	Fund	Fund	Income Fund

Undistributed ordinary income	$1,640	$2,200	$1,229	$631	$66
Undistributed long-term capital gains	1,116	1,774	1,298	850	269
Unrealized appreciation	13,276	19,960	15,109	10,386	2,050
Unrealized depreciation	(265)	(188)	(50)	(26)	(602)

Net unrealized appreciation/(depreciation)	$13,011	$19,772	$15,059	$10,360	$1,448

The primary difference between book-basis and tax-basis unrealized appreciation or unrealized depreciation of investments is the tax deferral of losses on wash sales.

Capital loss carry forwards may be used to offset future realized capital gains for federal income tax purposes. As of October 31, 2007, the funds had no capital loss carry forwards.

For tax purposes, realized net capital losses occurring after October 31 may be deferred and treated as occurring on the first day of the following fiscal year. As of October 31, 2007, the funds had no aggregate deferred realized net capital losses.

The tax-basis components of distributions paid during the current and prior fiscal years were:

	Target 2010	Target 2020	Target 2030	Target 2040	Retirement
	Fund	Fund	Fund	Fund	Income Fund

Current period distributions
Ordinary income	$1,251	$1,577	$895	$487	$2,382
Long-term capital gains	165	231	133	75	—
Return of capital	—	—	—	—	—
Prior period distributions
Ordinary income	$592	$687	$360	$182	$1,227
Long-term capital gains	—	—	—	—	43
Return of capital	—	—	—	—	—

Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to differing treatment for items such as non-U.S. currency gains and losses, short-term capital gains and losses; capital losses related to wash sales, unrealized appreciation of certain investments in non-U.S. securities; paydowns on fixed-income securities; and income on certain investments. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by each fund for financial reporting purposes. Each fund may also designate a portion of the amount paid to redeeming shareholders as a distribution for tax purposes.

The permanent book and tax basis differences may result in reclassifications between capital account and other accounts as required. The adjustments will have no impact on net assets or the results of operations. As of October 31, 2007, the funds made the following reclassifications:

	Target 2010	Target 2020	Target 2030	Target 2040	Retirement
	Fund	Fund	Fund	Fund	Income Fund

Capital shares	$(1)	$—	$—	$—	$—
Undistributed net investment income	181	315	188	130	—
Net realized capital gains and losses	(180)	(315)	(188)	(130)	—

46

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders of:
Schwab Target 2010 Fund
Schwab Target 2020 Fund
Schwab Target 2030 Fund
Schwab Target 2040 Fund
Schwab Retirement Income Fund

In our opinion, the accompanying statements of assets and liabilities, including the portfolio holdings, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Schwab Target 2010 Fund, Schwab Target 2020 Fund, Schwab Target 2030 Fund, Schwab Target 2040 Fund, and Schwab Retirement Income Fund (five of the portfolios constituting Schwab Capital Trust, hereafter referred to as the ‘Funds‘) at October 31, 2007, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as ‘financial statements‘) are the responsibility of the Funds’ management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2007 by correspondence with the transfer agent, custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
San Francisco, California
December 13, 2007

 47

Other Federal Tax Information: (unaudited)
(All dollar amounts are x 1,000)

For corporate shareholders, the following percentage of the funds dividend distributions paid during the fiscal year ended October 31, 2007, qualify for the corporate dividends received deduction:

Percentage

Target 2010 Fund	23.38
Target 2020 Fund	21.59
Target 2030 Fund	14.59
Target 2040 Fund	—
Retirement Income Fund	88.07

For the fiscal year ended October 31, 2007, the funds designate the following amounts of the dividend distributions as qualified dividends for the purpose of the maximum rate under section 1(h)(ii) of the Internal Revenue Code. Shareholders will be notified in January 2008 via IRS form 1099 of the amounts for use in preparing their 2007 income tax return.

Target 2010 Fund	$1,251
Target 2020 Fund	1,577
Target 2030 Fund	895
Target 2040 Fund	486
Retirement Income Fund	2,366

48

Investment Advisory Agreement Approval

The Investment Company Act of 1940 (the “1940 Act”) requires that initial approval of, as well as the continuation of, a fund’s investment advisory agreement must be specifically approved (1) by the vote of the trustees or by a vote of the shareholders of the fund, and (2) by the vote of a majority of the trustees who are not parties to the investment advisory agreement or “interested persons” of any party (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval. In connection with such approvals, the fund’s trustees must request and evaluate, and the investment adviser is required to furnish, such information as may be reasonably necessary to evaluate the terms of the advisory agreement. In addition, the Securities and Exchange Commission (the “SEC”) takes the position that, as part of their fiduciary duties with respect to fund fees, fund boards are required to evaluate the material factors applicable to a decision to approve an investment advisory agreement.

Consistent with these responsibilities, the Board of Trustees (the “Board” or the “Trustees”, as appropriate) calls and holds one or more meetings each year that are dedicated, in whole or in part, to considering whether to renew the investment advisory agreement between Schwab Capital Trust (the “Trust”) and CSIM (the “Agreement”) with respect to existing funds in the Trust, including the funds covered in this annual report, and to review certain other agreements pursuant to which CSIM provides investment advisory services to certain other registered investment companies. In preparation for the meeting(s), the Board requests and reviews a wide variety of materials provided by CSIM, including information about CSIM’s affiliates, personnel and operations. The Board also receives extensive data provided by third parties. This information is in addition to the detailed information about the funds that the Board reviews during the course of each year, including information that relates to fund operations and fund performance. The Independent Trustees receive advice from independent counsel to the Independent Trustees, including a memo regarding the responsibilities of trustees for the approval of investment advisory contracts. In addition, the Independent Trustees meet in executive session outside the presence of fund management and participate in question and answer sessions with representatives of CSIM.

The Board, including a majority of the Independent Trustees, considered information specifically relating to its consideration of the continuance of the Agreement at meetings held on May 2, 2007, and June 5, 2007, and approved the renewal of the Agreement for an additional one year term at the meeting held on June 5, 2007. The Board’s approval of the Agreement was based on consideration and evaluation of a variety of specific factors discussed at these meetings and at prior meetings, including:

1.	the nature, extent and quality of the services provided to the funds under the Agreement, including the resources of CSIM and its affiliates dedicated to the funds;

2.	each fund’s investment performance and how it compared to that of certain other comparable mutual funds;

3.	each fund’s expenses and how those expenses compared to those of certain other comparable mutual funds;

4.	the profitability of CSIM and its affiliates, including Charles Schwab & Co., Inc. (“Schwab”), with respect to each fund, including both direct and indirect benefits accruing to CSIM and its affiliates; and

5.	the extent to which economies of scale would be realized as the funds grow and whether fee levels in the Agreement reflect those economies of scale for the benefit of fund investors.

Nature, Extent and Quality of Services.  The Board considered the nature, extent and quality of the services provided by CSIM to the funds and the resources of CSIM and its affiliates dedicated to the funds. In this regard, the Trustees evaluated, among other things, CSIM’s personnel, experience, track record and compliance program. The information considered by the Trustees included specific information concerning changes in the nature, extent and quality of services provided by CSIM since the Trustees had last considered approval of the Agreement. The Trustees also considered investments in CSIM’s mutual fund infrastructure and the fact that Schwab’s wide range of products, services, and channel alternatives such as free advice, investment and research tools, Internet access, and an array of account features that benefit the funds and their shareholders. The Trustees also considered CSIM’s top three ranking in an independent survey regarding mutual fund client loyalty, Schwab’s excellent reputation as a full service brokerage firm and its overall financial condition. Finally, the Trustees considered that the vast majority of the funds’ shareholders are also brokerage clients of Schwab. Following such evaluation, the Board concluded, within the context of its full deliberations, that the nature, extent and quality of services provided by CSIM to the funds and the resources of CSIM and its affiliates dedicated to the funds supported renewal of the Agreement.

Fund Performance.  The Board considered fund performance in determining whether to renew the Agreement. Specifically, the Trustees considered each fund’s performance relative to a peer group and peer category of other mutual

 49

funds and appropriate indices/benchmarks, in light of total return, yield, when applicable, and market trends. As part of this review, the Trustees considered the composition of the peer group and peer category, selection criteria and the reputation of the third party who prepared the peer group and peer category analysis. In evaluating the performance of each fund, the Trustees considered both risk and shareholder risk expectations for such fund and the appropriateness of the benchmark used to compare the performance of each fund. The Trustees further considered the level of fund performance in the context of its review of fund expenses and adviser profitability discussed below. Following such evaluation the Board concluded, within the context of its full deliberations, that the performance of the funds supported renewal of the Agreement.

Fund Expenses.  With respect to the funds’ expenses, the Trustees considered the rate of compensation called for by the Agreement, and each fund’s net operating expense ratio, in each case, in comparison to those of other comparable mutual funds, such peer groups and comparisons having been selected and calculated by an independent third party. The Trustees considered the effects of CSIM’s and Schwab’s historical practice of voluntarily waiving management and other fees to prevent total fund expenses from exceeding a specified cap. The Trustees also considered fees charged by CSIM to other mutual funds and to other types of accounts, such as wrap accounts, but, with respect to such other types of accounts, accorded less weight to such comparisons due to the different legal, regulatory, compliance and operating features of mutual funds as compared to these other types of accounts. Following such evaluation, the Board concluded, within the context of its full deliberations, that the expenses of the funds are reasonable and supported renewal of the Agreement.

Profitability.  With regard to profitability, the Trustees considered the compensation flowing to CSIM and its affiliates, directly or indirectly. In this connection, the Trustees reviewed management’s profitability analyses, together with certain commentary thereon from an independent accounting firm. The Trustees also considered any other benefits derived by CSIM from its relationship with the funds, such as whether, by virtue of its management of the funds, CSIM obtains investment information or other research resources that aid it in providing advisory services to other clients. The Trustees considered whether the varied levels of compensation and profitability under the Agreement and other service agreements were reasonable and justified in light of the quality of all services rendered to each fund by CSIM and its affiliates. The Board also considered information relating to changes to CSIM’s business operations and how these changes affected CSIM’s profitability under the Agreement. Based on this evaluation, the Board concluded, within the context of its full deliberations, that the profitability of CSIM is reasonable and supported renewal of the Agreement.

Economies of Scale.  The Trustees considered the existence of any economies of scale and whether those are passed along to a fund’s shareholders through a graduated investment advisory fee schedule or other means, including any fee waivers by CSIM and its affiliates. In this regard, and consistent with their consideration of fund expenses, the Trustees considered that CSIM and Schwab have previously committed resources to minimize the effects on shareholders of diseconomies of scale during periods when fund assets were relatively small through their contractual expense waivers. For example, such diseconomies of scale may particularly affect newer funds or funds with investment strategies that are from time to time out of favor, but shareholders may benefit from the continued availability of such funds at subsidized expense levels. The Trustees also considered existing contractual investment advisory fee schedules that include lower fees at higher graduated asset levels. The Board also considered certain existing commitments by CSIM and Schwab that are designed to pass along potential economies of scale to fund shareholders. Based on this evaluation the Board concluded, within the context of its full deliberations, that the funds obtain reasonable benefit from economies of scale.

In the course of their deliberations, the Trustees did not identify any particular information or factor that was all-important or controlling. Based on the Trustees’ deliberation and their evaluation of the information described above, the Board, including all of the Independent Trustees, unanimously approved the continuation of the Agreement and concluded that the compensation under the Agreement is fair and reasonable in light of such services and expenses and such other matters as the trustees have considered to be relevant in the exercise of their reasonable judgment.

50

Trustees and Officers

The tables below give information as of October 31, 2007, about the trustees and officers for The Schwab Capital Trust, which includes the funds covered in this report. The “Fund Complex” includes the Charles Schwab Family of Funds, Schwab Capital Trust, Schwab Investments, Schwab Annuity Portfolios, and Laudus Trust. As of October 31, 2007, the Fund Complex included 70 funds.

The address for all trustees and officers is 101 Montgomery Street, San Francisco, CA 94104. You can find more information about the trustees and officers in the Statement of Additional Information, which is available free by calling 1-800-435-4000.

Independent Trustees
Name, Year of Birth,		Number of
and Position(s) with	Principal	Portfolios in
the trust; (Terms of	Occupations	Fund Complex
office, and length of	During the	Overseen by
Time Served1)	Past Five Years	the Trustee	Other Directorships

Mariann Byerwalter 1960 Trustee (Trustee of Schwab Capital Trust since 2000.)	Chairman of JDN Corporate Advisory LLC.	70	Board 1—Director, Redwood Trust, Inc. Board 2—Director, PMI Group, Inc.

Donald F. Dorward 1931 Trustee (Trustee of Schwab Capital Trust since 1989.)	Chief Executive Officer, Dorward & Associates (corporate management, marketing and communications consulting firm). From 1996-1999, Executive Vice President and Managing Director, Grey Advertising. Prior to 1996, President and Chief Executive Officer, Allen & Dorward Advertising.	60	None.

William A. Hasler 1941 Trustee (Trustee of Schwab Capital Trust since 2000.)	Dean Emeritus, Haas School of Business, University of California, Berkeley. Until February 2004, Co-Chief Executive Officer, Aphton Corp. (bio-pharmaceuticals).	70	Board 1—Director, Mission West Properties
Board 2—Director, TOUSA
Board 3—Director, Harris-Stratex Networks
Board 4—Director, Genitope Corp.
Board 5—Director & Non-Executive Chairman, Solectron Corp.
			Board 6—Director, Ditech Networks

Robert G. Holmes 1931 (Trustee of Schwab Capital Trust since 1989.)	Chairman, Chief Executive Officer and Director, Semloh Financial, Inc. (international financial services and investment advisory firm).	60	None.

Gerald B. Smith 1950 Trustee (Trustee of Schwab Capital Trust since 2000.)	Chairman, Chief Executive Officer and founder of Smith Graham & Co.(investment advisors).	60	Board 1—Board of Cooper Industries Board 2—Chairman of the Audit Committee of Oneok Partners LP

Donald R. Stephens 1938 Trustee (Trustee of Schwab Capital Trust since 1989.)	Managing Partner, D. R. Stephens & Company (investments).	60	None.

 51

Independent Trustees continued
Name, Year of Birth,		Number of
and Position(s) with	Principal	Portfolios in
the trust; (Terms of	Occupations	Fund Complex
office, and length of	During the	Overseen by
Time Served1)	Past Five Years	the Trustee	Other Directorships

Michael W. Wilsey 1943 Trustee (Trustee of Schwab Capital Trust since 1989.)	Chairman, Chief Executive Officer, Wilsey Bennett, Inc. (real estate investment and management, and other investments).	60	None.

Interested Trustees
Name, Year of Birth,		Number of
and Position(s) with	Principal	Portfolios in
the trust; (Terms of	Occupations	Fund Complex
office, and length of	During the	Overseen by
Time Served )	Past Five Years	the Trustee	Other Directorships

Charles R. Schwab[2] 1937 Chairman and Trustee (Chairman and Trustee of Schwab Capital Trust since 1989.)	Chairman, Chief Executive Officer and Director, The Charles Schwab Corporation, Charles Schwab & Co., Inc.; Chairman and Director, Charles Investment Management, Inc., Charles Schwab Bank, N.A.; Chairman and Chief Executive Officer, Schwab (SIS) Holdings Inc. I, Schwab International Holdings, Inc.; Chief Executive Officer and Director, Schwab Holdings, Inc. Through June 2007, Director, U.S. Trust Company, N.A., U.S. Trust Company of New York. Until May 2003, Co-Chief Executive Officer, The Charles Schwab Corporation.	60	None

Randall W. Merk[2] 1954 Trustee (Trustee of Schwab Capital Trust since 2005.)	Executive Vice President and President, Investment Management Services, Charles Schwab & Co., Inc.; Executive Vice President, Charles Schwab & Co., Inc. (2002— present); President and Chief Executive Officer, Charles Schwab Investment Management, Inc. (2007-present); Director, Charles Schwab Asset Management (Ireland) Limited and Charles Schwab Worldwide Funds PLC. From September 2002 to July 2004, Chief Executive Officer and President, Charles Schwab Investment Management, Inc. and Executive Vice President, Charles Schwab & Co., Inc.	70	None.

52

Officers of the Trust
Name, Year of Birth, and Position(s)
with the trust; (Terms of office, and
length of Time Served3)	Principal Occupations During the Past Five Years

Randall W. Merk 1954 President and Chief Executive Officer (Officer of Schwab Capital Trust since 2007.)	Executive Vice President and President, Investment Management Services, Charles Schwab & Co., Inc.; Executive Vice President, Charles Schwab & Co., Inc. (2002— present); President and Chief Executive Officer, Charles Schwab Investment Management, Inc. (2007-present); Director, Charles Schwab Asset Management (Ireland) Limited and Charles Schwab Worldwide Funds PLC. From September 2002 to July 2004, Chief Executive Officer and President, Charles Schwab Investment Management, Inc. and Executive Vice President, Charles Schwab & Co., Inc.

George Pereira 1964 Treasurer and Principal Financial Officer (Officer of Schwab Capital Trust since 2004.)	Senior Vice President and Chief Financial Officer, Charles Schwab Investment Management, Inc.; Chief Financial Officer, Laudus Trust and Laudus Variable Insurance Trust; Director, Charles Schwab Worldwide Fund, PLC and Charles Schwab Asset Management (Ireland) Limited. Through June 2007, Treasurer, Chief Financial Officer and Chief Accounting Officer, Excelsior Funds Inc., Excelsior Tax-Exempt Funds, Inc. and Excelsior Funds Trust; Chief Financial Officer, Mutual Fund Division, UST Advisors, Inc. From December 1999 to November 2004, Sr. Vice President, Financial Reporting, Charles Schwab & Co. Inc.

Kimon Daifotis 1959 Senior Vice President and Chief Investment Officer-Fixed Income (Officer of Schwab Capital Trust since 2004.)	Senior Vice President and Chief Investment Officer-Fixed Income, Charles Schwab Investment Management, Inc. Prior to 2004, Vice President and Sr. Portfolio Manager, Charles Schwab Investment Management, Inc.

Jeffrey Mortimer 1963 Senior Vice President and Chief Investment Officer-Equities (Officer of Schwab Capital Trust since 2004.)	Senior Vice President and Chief Investment Officer-Equities, Charles Schwab Investment Management, Inc.; Vice President and Chief Investment Officer, Laudus Trust and Laudus Variable Insurance Trust. Prior to 2004, Vice President and Sr. Portfolio Manager, Charles Schwab Investment Management, Inc.

Randall Fillmore 1960 Chief Compliance Officer and AML Officer (Officer of Schwab Capital Trust since 2002.)	Senior Vice President and Chief Compliance Officer, Charles Schwab Investment Management, Inc.; Senior Vice President, Charles Schwab & Co. Inc.; Chief Compliance Officer, Laudus Trust and Laudus Variable Insurance Trust. Through June 2007, Chief Compliance Officer, Excelsior Funds Inc., Excelsior Tax-Exempt Funds, Inc., and Excelsior Funds Trust. From 2002 to 2003, Vice President, Charles Schwab & Co., Inc. and Charles Schwab Investment Management, Inc.

Koji E. Felton 1959 Secretary and Chief Legal Officer (Officer of Schwab Capital Trust since 1998.)	Senior Vice President, Chief Counsel and Corporate Secretary, Charles Schwab Investment Management, Inc.; Senior Vice President and Deputy General Counsel, Charles Schwab & Co., Inc. Through June 2007, Chief Legal Officer, Excelsior Funds Inc., Excelsior Tax Exempt Funds, Inc. and Excelsior Funds Trust.

Catherine MacGregor 1964 Vice President (Officer of Schwab Capital Trust since 2005.)	Vice President, Charles Schwab & Co., Inc. and Charles Schwab Investment Management, Inc., Laudus Trust and Laudus Variable Insurance Trust; since 2006, Chief Counsel, Laudus Trust and Variable Insurance Trust. Until July 2005, Senior Associate, Paul Hastings Janofsky & Walker LLP.

Cathy Sabo 1964 Vice President (Officer of Schwab Capital Trust since 2005.)	Vice President-Compliance, Charles Schwab Investment Management, Inc., Laudus Trust and Laudus Variable Insurance Trust. Until 2004, Vice President, Client, Sales & Services Controls, Charles Schwab & Co., Inc.

 53

Officers of the Trust continued
Name, Year of Birth, and Position(s)
with the trust; (Terms of office, and
length of Time Served3)	Principal Occupations During the Past Five Years

Michael Haydel 1970 Vice President (Officer of Schwab Capital Trust since 2006.)	Vice President, Asset Management Client Services, Charles Schwab & Co., Inc.; Vice President and AML Officer, Laudus Trust and Laudus Variable Insurance Trust. Until March 2004, Director Charles Schwab & Co., Inc.

[1]	Trustees remain in office until they resign, retire or are removed by shareholder vote. The Schwab Funds retirement policy requires that independent trustees elected after January 1, 2000 retire at age 72 or after 20 years of service as a trustee, whichever comes first. Independent trustees elected prior to January 1, 2000 will retire on the following schedule: Messrs. Holmes and Dorward will retire on December 31, 2007, and Messrs. Stephens and Wilsey will retire on December 31, 2010.

[2]	In addition to their employment with the investment advisor and the distributor, Messrs. Schwab and Merk also own stock of The Charles Schwab Corporation. Mr. Schwab and Mr. Merk are Interested Trustees because they are employees of Schwab and/or the advisor.

[3]	The President, Treasurer and Secretary hold office until their respective successors are chosen and qualified or until he or she sooner dies, resigns, is removed or becomes disqualified. Each other officer serves at the pleasure of the Board.

54

Glossary

asset allocation The practice of dividing a portfolio among different asset classes, with each asset class assigned a particular percentage.

asset class A group of securities with similar structure and basic characteristics. Stocks, bonds and cash are the three main examples of asset classes.

beta A historical measure of an investment’s volatility relative to a market index (usually the S&P 500T). The index is defined as having a beta of 1.00. Investments with a beta higher than 1.00 have been more volatile than the index; those with a beta of less than 1.00 have been less volatile.

bond A security representing a loan from the investor to the issuer. A bond typically pays interest at a fixed rate (the “coupon rate”) until a specified date (the “maturity date”), at which time the issuer returns the money borrowed (“principal” or “face value”) to the bondholder. Because of their structure, bonds are sometimes called “fixed income securities” or “debt securities.”

An individual bond is subject to the credit risk of the issuer. Changes in interest rates can affect a bond’s market value prior to call or maturity. There is no guarantee that a bond’s yield to call or maturity will provide a positive return over the rate of inflation.

bond fund A bond fund is subject to the same credit, interest rate, and inflation risks as bonds. In addition, a bond fund incurs ongoing fees and expenses. A bond fund’s net asset value will fluctuate with the price of the underlying bonds and the portfolio turnover activity; return of principal is not guaranteed.

cap, capitalization See “market cap.”

capital gain, capital loss The difference between the amount paid for an investment and its value at a later time. If the investment has been sold, the capital gain or loss is considered a realized gain or loss. If the investment is still held, the gain or loss is still “on paper” and is considered unrealized.

earnings growth rate For a mutual fund, the average yearly rate at which the earnings of the companies in the fund’s portfolio have grown, measured over the past five years.

earnings per share (EPS) A company’s earnings, or net income, for the past 12 months, divided by the number of shares outstanding.

expense ratio The amount that is taken from a mutual fund’s assets each year to cover the fund’s operating expenses. An expense ratio of 0.50% means that a fund’s expenses amount to half of one percent of its average net assets a year.

market cap, market capitalization The value of a company as determined by the total value of all shares of its stock outstanding.

median market cap The midpoint of the range of market caps of the stocks held by a fund. There are different ways of calculating median market cap. With a simple median, half of the stocks in the fund’s portfolio would be larger than the median, and half would be smaller. With a weighted median (the type that is calculated for these funds), half of the fund’s assets are invested in stocks that are larger than the median market cap, and half in stocks that are smaller.

net asset value (NAV) The value of one share of a mutual fund. NAV is calculated by taking the fund’s total assets, subtracting liabilities, and dividing by the number of shares outstanding.

outstanding shares, shares outstanding When speaking of a company or mutual fund, indicates all shares currently held by investors.

price-to-book ratio (P/B) The market price of a company’s stock compared with its “book value.” A mutual fund’s P/B is the weighted average of the P/B of all stocks in the fund’s portfolio.

price-to-earnings ratio (P/E) The market price of a company’s stock compared with earnings over the past year. A mutual fund’s P/E is the weighted average of the P/E of all stocks in the fund’s portfolio.

return on equity (ROE) The average yearly rate of return for each dollar of investors’ money, measured over the past five years.

stock A share of ownership, or equity, in the issuing company.

total return The percentage that an investor would have earned or lost on an investment in the fund assuming dividends and distributions were reinvested.

weighted average For mutual funds, an average that gives the same weight to each security as the security represents in the fund’s portfolio.

yield The income paid out by an investment, expressed as a percentage of the investment’s market value.

 55

Notes

Schwab Funds® offers you an extensive family of mutual funds, each one based on a clearly defined investment approach and using disciplined management strategies. The list at right shows all Schwab Funds.

Whether you are an experienced investor or just starting out, Schwab Funds can help you achieve your financial goals. An investor should consider a fund’s investment objectives, risks, charges and expenses carefully before investing or sending money. This and other important information can be found in the fund’s prospectus. Please call 1-800-435-4000 for a prospectus and brochure for any Schwab Fund. Please read the prospectus carefully before you invest. This report must be preceded or accompanied by a current prospectus.

Proxy Voting Policies, Procedures and Results

A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting Schwab’s website at www.schwab.com/schwabfunds, the SEC’s website at www.sec.gov, or by contacting Schwab Funds at 1-800-435-4000.

Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available, without charge, by visiting Schwab’s website at www.schwab.com/schwabfunds or the SEC’s website at http://www.sec.gov.

The Schwab Funds Family®

Stock Funds
Schwab Premier Equity Fundtm
Schwab Core Equity Fundtm
Schwab Dividend Equity Fundtm
Schwab Large-Cap Growth Fundtm
Schwab Small-Cap Equity Fundtm
Schwab Hedged Equity Fundtm
Schwab Financial Services Fundtm
Schwab Health Care Fundtm
Schwab Technology Fundtm
Schwab Fundamental US Large Company Index Fundtm
Schwab Fundamental US Small-Mid Company Index Fundtm
Schwab Fundamental International Large Company Index Fundtm
Schwab Global Real Estate Fundtm
Schwab Institutional Select® S&P 500 Fund
Schwab S&P 500 Index Fund
Schwab 1000 Index® Fund
Schwab Small-Cap Index Fund®
Schwab Total Stock Market Index Fund®
Schwab International Index Fund®

Asset Allocation Funds
Schwab Viewpoints Fundtm
Schwab MarketTrack All Equity Portfoliotm
Schwab MarketTrack Growth Portfoliotm
Schwab MarketTrack Balanced Portfoliotm
Schwab MarketTrack Conservative Portfoliotm
Schwab Target 2010 Fund
Schwab Target 2020 Fund
Schwab Target 2030 Fund
Schwab Target 2040 Fund
Schwab Retirement Income Fund

Bond Funds
Schwab YieldPlus Fund®
Schwab Short-Term Bond Market Fundtm
Schwab Total Bond Market Fundtm
Schwab GNMA Fundtm
Schwab Inflation Protected Fundtm
Schwab Tax-Free YieldPlus Fundtm
Schwab Tax-Free Bond Fundtm
Schwab California Tax-Free YieldPlus Fundtm
Schwab California Tax-Free Bond Fundtm

Schwab Money Funds
Schwab offers an array of money market funds that seek high current income consistent with safety and liquidity.1 Choose from taxable or tax-advantaged alternatives. Many can be linked to your eligible Schwab account to “sweep” cash balances automatically, subject to availability, when you’re between investments. Or, for your larger cash reserves, choose one of our Value Advantage Investments®.

[1]	Investments in money market funds are neither insured nor guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency and, although they seek to preserve the value of your investment at $1 per share, it is possible to lose money

Investment Adviser
Charles Schwab Investment Management, Inc.
101 Montgomery Street, San Francisco, CA 94104
Funds
Schwab Funds®
P.O. Box 3812, Englewood, CO 80155–3812
This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.
© 2006 Charles Schwab & Co., Inc. All rights reserved.
Member SIPC
Printed on recycled paper.
MFR33732-02

Annual report dated October 31, 2007 enclosed.

Schwab Viewpoints Fundtm

You could have received this
document faster via email.

Save paper. Sign up for electronic delivery
at www.schwab.com/edelivery.

This wrapper is not part of the shareholder report.

Schwab Target Funds

A suite of funds designed to help keep your retirement investments properly allocated over your lifetime.

•	Schwab Target 2010 Fund

•	Schwab Target 2020 Fund

•	Schwab Target 2030 Fund

•	Schwab Target 2040 Fund

•	Schwab Retirement Income Fund

Schwab Target Funds are designed to help you avoid a common investing pitfall: failing to adjust your portfolio over time. Four of the funds are actively managed to reallocate your assets as you approach retirement, and one is designed to help produce income after you’ve retired.

The funds are designed to focus on asset allocation, helping you participate in market growth while helping to manage the impact of economic downturns. Whether you’re concerned with building capital or preserving your nest egg and generating income, there’s likely a Schwab Target Fund that’s right for your retirement goals.

Each Schwab Target Fund invests in a diversified combination of funds that deliver professional management, asset allocation and ongoing adjustments over time — all in a single investment. That makes the funds particularly attractive if you don’t have the time or interest to actively manage your portfolio.

Invest in the fund closest to your retirement date for asset allocation that matches your goals. To learn more about Schwab Target Funds log on to www.schwab.com/target.

Investors should consider carefully information contained in the prospectus, including investment objectives, risks, charges and expenses. You can request a prospectus by calling Schwab at 800 435-4000. Please read the prospectus carefully before investing.

Investment value and return will fluctuate such that shares, when redeemed, may be worth more or less than original cost.

Charles Schwab & Co., Inc. Member SIPC
MKT32213 (02/07) © 2006 All Rights Reserved

Schwab Viewpoints Fundtm

Annual Report
October 31, 2007

Schwab Viewpoints Fundtm

Select Shares® are available on many Schwab Funds®

Schwab Funds offers Select Shares, a share class that carries lower expenses than Investor Sharestm in exchange for higher investment minimums on many of its funds. Select Shares are available for initial purchases of $50,000 or more of a single fund in a single account and for shareholders who add to their existing Investor Share position, bringing the value to or above $50,000. We encourage shareholders of Investor Shares to review their portfolio to see if they are eligible to exchange into Select Shares. If you believe you are eligible, you should contact Schwab or your financial intermediary to request a tax-free interclass exchange into Select Shares. Instructions for performing a tax-free interclass exchange can also be referenced on the Schwab Funds website at www.schwab.com/schwabfunds under Schwab Funds Investor Information. Select Shares may not be available through financial intermediaries other than Charles Schwab & Co., Inc.

Fund investment adviser: Charles Schwab Investment Management, Inc. (CSIM).
Distributor and transfer agent: Charles Schwab & Co., Inc. (Schwab).

The industry/sector classification of the fund’s portfolio holdings uses the Global Industry Classification Standard (GICS) which was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor’s. GICS is a service mark of MSCI and S&P and has been licensed for use by Charles Schwab & Co., Inc.

Performance at a Glance

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwab.com/schwabfunds.

Total Return for the Report Period

Schwab Viewpoints Fundtm

Investor Shares (Ticker Symbol: SWOBX)	10.24%
Select Shares® (Ticker Symbol: SWMBX)	10.45%
Benchmark: Balanced Blended Index	10.89%
Fund Category: Morningstar Moderate Allocation	12.19%

Performance Details	pages 6-7

Minimum Initial Investment[1]

Investor Shares	$ 100
Select Shares	$ 50,000

All fund and index figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized.

Fund expenses may have been partially absorbed by CSIM and Schwab. Without these reductions, the fund’s returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Source for category information: Morningstar, Inc.

[1]	Please see prospectus for further detail and eligibility requirements.

Schwab Viewpoints Fund 1

From the Chairman

Charles Schwab
Chairman

Dear Shareholder,

I have been a fan of mutual funds throughout my long investing career. I say this because I firmly believe they are a cost-effective and convenient way for investors to achieve a diversified portfolio. And, as we face increasing uncertainty in global markets, diversification is as important now as it has ever been.

Research has indicated that spreading your money across, and equally important, within, different asset classes, such as stocks, bonds, and cash equivalents, can be the most important factor in determining overall portfolio performance. By maintaining diversification, your portfolio can be better positioned to help you weather the market ups and downs.

With a broad range of investment strategies and styles, Schwab Funds® provides an uncomplicated, effective way to build a well diversified portfolio. You can choose from an array of funds across a range of investment objectives and styles. If you prefer a single investment solution, we offer asset allocation funds based on either risk tolerance or time horizon.

Here at Schwab, our goal is to help you reach your financial goals. With quality funds and services, backed by the guidance and support you need—whatever type of investor you are—we can help you be financially fit today and in the future.

Thank you for investing with us.

Sincerely,

2 Schwab Viewpoints Fund

From the President

Randall W. Merk is President and CEO of Charles Schwab Investment Management, Inc. and the fund covered in this report. He joined the firm in 2002 and has held a variety of executive positions at Schwab.

Dear Shareholder,

In returning to my role as President and CEO of Charles Schwab Investment Management, I would like to thank you for investing in Schwab Funds® and share my thoughts with you on the current market environment.

The reemergence of volatility during this past year has shaken financial markets, both domestically and globally. Subprime mortgage market issues have caused a chain reaction throughout equity and credit markets, and investors are undoubtedly concerned about their financial outlook in the near future. As riskier securities came under pressure during this past August’s market correction, investors fled to “safer haven” investments, such as U.S. Treasuries.

Attempting to time the market in this way can be both a frustrating and risky experience. We have always believed your best protection against swings in market volatility is to maintain a well-diversified investment portfolio that is built to provide long-term performance.

Thank you for entrusting us with your investments. I speak for all of us at Schwab when I say our goal is to give you the financial products, guidance, and personal relationship you need to be financially fit.

Sincerely,

Schwab Viewpoints Fund 3

The Investment Environment

Jeffrey Mortimer, CFA, a senior vice president and chief investment officer, equities, has overall responsibility for the management of the fund.

During the past year, the global economy benefited from positive earnings growth, an ample supply of liquidity, and reasonably low volatility. Investors became increasingly bullish, and firms financed a record level of private equity buyouts, acquisitions, and stock buybacks. However, the housing market correction, and more recently, turmoil in the subprime mortgage market, has had a ripple effect throughout the U.S. and global economy. Several key issues continued to resonate with investors, including the deterioration of the housing market, the lagged effects of monetary policy, tightening of lending standards, and rising energy prices.

The U.S. economy grew at a sub-par pace during the early part of the report period, consistent with the Federal Reserve’s (the Fed’s) engineered soft landing. Throughout its statements, the Fed noted that the economy would grow at a more moderate rate as a result of prior rate increases, lagged effects of higher energy prices, and a cooling housing market. As any rate below 3% is generally considered to be sub-par, the economy appeared to be on a trend of underperformance. However, Gross Domestic Product (GDP) in the second and third quarter of 2007 surprised on the upside; 3.8% and an advanced 3.9%, respectively. Though consumer spending weighed heavily in recent improved GDP readings, tightening credit conditions and continued deterioration in the U.S. housing market remained imminent threats to household equity, a meaningful underpinning of consumer spending.

The housing market remained a significant headwind for U.S. economic growth during the report period. New- and existing-home sales trended downward, and inventories reached an alarming 10.5-month supply (existing homes) by September 2007. Initial concerns that troubles in the housing market would spill over to the rest of the economy became more pronounced, as declining housing starts and home sales caused builders and mortgage lenders to layoff thousands of employees. Delinquency rates on subprime mortgages and foreclosures on residential homes continued on an upward trend as well, further pushing back a recovery in an already weakened market.

The recent tightening of lending standards had a detrimental effect on economic growth as well. Though subprime mortgages were able to find their way into securitized structures via relaxed access to credit and ample liquidity, the increased frequency of defaults by subprime borrowers stressed securities holding these mortgages, leading to wider spreads and higher risk. Evidence that subprime issues had emerged became more pronounced after February’s spike in volatility, which only compounded throughout the report period. Liquidity in the market for these riskier securities essentially dried up after this recent summer’s market

 Asset Class Performance Comparison % returns during the report period

This graph compares the performance of various asset classes during the report period. Final performance figures for the period are in the key below.

  14.56%  S&P 500® Index: measures U.S. large-cap stocks

    9.27%  Russell 2000® Index: measures U.S. small-cap stocks

  24.91%  MSCI-EAFE® Index: measures (in U.S. dollars) large-cap stocks in Europe, Australasia and the Far East

    5.38%  Lehman Brothers U.S. Aggregate Bond Index: measures the U.S. bond market

These figures assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and you cannot invest in them directly. Remember that past performance is not an indication of future results.

Data source: Charles Schwab & Co., Inc.

4 Schwab Viewpoints Fund

The Investment Environment continued

correction, putting financial institutions laden with subprime debt into financial turmoil. While the Fed helped improve liquidity issues at first by pumping money into the banking system and using the discount rate to reduce rates, many lenders reduced or cancelled altogether certain subprime lending programs.

Market volatility also had a significant impact on quantitative strategies in July and August of 2007. In a recent report by Lehman Brothers, it is believed that several large multi-strategy managers experienced significant losses in their fixed income portfolios. In order to raise cash to cover potential redemptions, and hesitant to price their now lower-valued portfolios, money managers sold their most liquid holdings in the U.S. equity market. As trades came into the market, the adverse effect that followed was that long positions declined and short positions rallied. The end result was that billions of dollars were turned over during this “quant squeeze,” leading to wider spreads and volatility in market prices.

The timing of recent turmoil in the financial markets partially stems from the fact that monetary policy typically acts with a lagged effect on the broader economy. While generally accepted that the effects of Fed rate hikes have a lag of between three and 18 months, it’s also believed that most of the effects can be seen around the twelfth month. Working back from February 2007’s correction in global markets, the Fed funds target rate was 4.25%, yet the Fed didn’t stop raising rates until June 2006, when it finally reached 5.25%. The 12-month lag, therefore, would indicate that subsequent rate hikes were finally hitting the market, as we saw during the recent summer months.

The Fed held its target for the Fed funds rate for most of the period at 5.25%. However, as conditions in the market progressively worsened, the Fed cut twice, bringing the target rate down to 4.50% by the end of the report period. Although it noted recent economic growth was solid and conditions in financial markets were markedly improved, it also expressed its concern that conditions in the housing market could hinder the economic expansion in the near term.

Against this backdrop of economic data, the market priced in future Fed rate cuts. The housing market showed little to no sign that a bottom is anywhere in the near future, labor markets faced continued downward pressures, and energy prices remained elevated. Oil reached all time highs over the year, closing out just above $96 a barrel as of the end of the report period. While the tax-like effect of higher energy prices, declining equity values in residential real estate, and the lag effect of monetary policy remained significant headwinds for the U.S. economy, the Fed’s recent response to a volatile market eased investor concern toward the end of the period.

Nothing in this report represents a recommendation of a security by the investment adviser.

Manager views and portfolio holdings may have changed since the report date.

Schwab Viewpoints Fund 5

Schwab Viewpoints Fundtm

Jeffrey Mortimer, (left) CFA, senior vice president and chief investment officer, equities, is responsible for the overall management of the fund.

Caroline Lee, (right) managing director and portfolio manager, co-manages the fund.

Schwab Viewpoints Fund uses a multi-manager strategy. CSIM, the funds’ investment advisor, uses rigorous criteria to select investment managers with proven long-term track records to manage a portion of each fund’s assets. In addition to selecting the investment managers and allocating assets among them, CSIM is responsible for monitoring and coordinating the overall management of the fund.

Schwab Viewpoints Fund Investor Shares returned 10.24% for the report period, tracking its benchmark, the Balanced Blended Index, which was up 10.89%. To meet its goal of providing capital growth and income, the fund invests in a mix of equity and fixed income securities. During this report period, the fund was generally overweight in stocks, as we believed stocks would have potential for higher returns. On the domestic side, TCW Investment Management Company (TCW) trailed its benchmark, the Russell 1000 Value Index. TCW, whose focus is on large-cap value, suffered from poor stock selection, particularly in the Consumer Discretionary, Health Care, and Telecommunications sectors. Positions in Tenet Healthcare Corp. and Quest Communications International, Inc. detracted from returns. Gardner Lewis Asset Management L.P., whose focus is on large-cap growth stocks, outperformed its benchmark, the Russell 1000 Growth Index, due to strong stock selection, particularly within the Health Care and Information Technology sectors. Stocks that performed well for the period included MEMC Electronic Materials, Inc., Apple Computer, Inc. and Cigna Corp. During the report period, allocations managed by CSIM trailed their respective benchmarks, as sector weights and stock selection were slightly negative.

On the international front, Harris Associates L.P. underperformed its benchmark, the MSCI EAFE, for the report period. Harris Associates, whose focus is on large-cap value, suffered from poor stock selection, particularly within the Consumer Discretionary, Financials, and Information Technology sectors. Among those stocks which suffered setbacks were Novartis AG, UBS AG, and Signet Group.

Pacific Investment Management Company LLC (PIMCO), whose investment style is fixed income-total return, outperformed its benchmark, the Lehman Brothers U.S. Aggregate Bond Index. During the report period, the fund’s above index duration contributed to returns, as yields fell sharply. An emphasis on shorter maturities, an underweight to corporate securities, and currency exposure also contributed to returns.

As of 10/31/07:
 Statistics

Number of Long Holdings	429

Number of Short Positions	3
Weighted Average
Market Cap

($ x 1,000,000)	$63,839

Price/Earnings Ratio (P/E)	17.8

Price/Book Ratio (P/B)	2.7

Portfolio Turnover Rate	244%

 Sector Weightings % of Investments

Financials	21.4%

Information Technology	18.1%

Consumer Discretionary	17.0%

Health Care	14.3%

Industrials	10.2%

Consumer Staples	6.5%

Energy	4.2%

Telecommunication Services	3.9%

Materials	3.3%

Utilities	1.1%

Total	100.0%

 Top Holdings % of Net Assets1

Fannie Mae, 5.50%, 9/1/34	2.6%
U.S. Treasury Note, 5.00%,

5/15/37	2.2%

Fannie Mae TBA, 5.50%, 12/12/37	2.1%

Fannie Mae, 5.00%, 2/1/36	1.7%

Fannie Mae, 5.50%, 11/1/34	1.5%

Ginnie Mae, 5.50%, 6/15/37	1.4%

Fannie Mae, 5.50%, 4/1/35	1.1%

Fannie Mae, 5.50%, 2/1/35	1.0%

JPMorgan Chase & Co.	1.0%

American Express Co.	1.0%

Total	15.6%

Manager views and portfolio holdings may have changed since the report date.

Source of Sector Classification: S&P and MSCI.

Small company stocks are subject to greater volatility than other asset classes.

Foreign securities can involve risks such as political and economic instability and currency risk.

[1]	This list is not a recommendation of any security by the investment adviser.

6 Schwab Viewpoints Fund

 Schwab Viewpoints Fundtm

Performance Summary as of 10/31/07

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwab.com/schwabfunds.

Performance of a Hypothetical
$10,000 Investment in Investor Shares1

Performance of a Hypothetical
$50,000 Investment in Select Shares1

 Average Annual Total Returns1,2

Fund Class and Inception Date	1 Year	5 Years	10 Years	Since Inception

Investor Shares (11/18/96)	10.24%	11.23%	7.02%	7.78%
Select Shares (6/3/04)	10.45%	n/a	n/a	9.12%
Benchmark: Balanced Blended Index	10.89%	10.13%	6.95%	(11/18/96) 8.00%
				(6/3/04) 9.09%
Fund Category: Morningstar Moderate Allocation	12.19%	11.20%	6.58%	(11/18/96) 7.45%
				(6/3/04) 9.93%

Fund Expense Ratios3: Investor Shares: Net 1.11%; Gross 1.26% / Select Shares: Net 0.96%; Gross 1.21%

 Investment Managers and Allocations

Investment Manager	Investment Style	% of Net Assets

Pacific Investment Management Company LLC	Fixed-Income Total Return	32.1%
Gardner Lewis Asset Management L.P.	Large-Cap Growth	20.9%
TCW Investment Management Company	Large-Cap Value	18.5%
Harris Associates L.P.	International Value	18.4%
Charles Schwab Investment Management, Inc.	Large-Cap Blend	6.1%
Charles Schwab Investment Management, Inc.	Small-Cap Blend	3.1%
Cash, overlay investments, and other assets	-	0.9%

All figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized.

Because the fund originally used a different asset allocation strategy and a multi-fund strategy, its performance prior to June 3, 2002 does not reflect the current strategy and may have been different if it did.

[1]	Fund expenses may have been partially absorbed by CSIM and Schwab. Without these reductions, the fund’s returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The Balanced Blended Index is composed of 60% S&P 500® Index and 40% Lehman Brothers U.S. Aggregate Bond Index.
[2]	Source for category information: Morningstar, Inc.
[3]	As of 2/28/07 as stated in the prospectus. Net Expense: Expenses reduced by a contractual fee waiver in effect through at least 2/27/08. Gross Expense: Does not reflect the effect of contractual fee waivers.

Schwab Viewpoints Fund 7

Fund Expenses (Unaudited)

 Examples for a $1,000 Investment

As a fund shareholder, you incur two types of costs: transaction costs, such as redemption fees; and, ongoing costs, such as management fees, transfer agent and shareholder services fees, and other fund expenses.

The expense examples below are intended to help you understand your ongoing cost (in dollars) of investing in a fund and to compare this cost with the ongoing cost of investing in other mutual funds. These examples are based on an investment of $1,000 invested for six-months beginning May 1, 2007 and held through October 31, 2007.

Actual Return lines in the table below provide information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number given for your fund or share class under the heading entitled ‘Expenses Paid During Period‘.

Hypothetical Return lines in the table below provide information about hypothetical account values and hypothetical expenses based on a fund’s or share class’ actual expense ratio and an assumed return of 5% per year before expenses. Because the return used is not an actual return, it may not be used to estimate the actual ending account value or expenses you paid for the period.

You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs, such as redemption fees. If these transactional costs were included, your costs would have been higher.

			Ending
		Beginning	Account Value	Expenses Paid
	Expense Ratio[1]	Account Value	(Net of Expenses)	During Period[2]
	(Annualized)	at 5/1/07	at 10/31/07	5/1/07 - 10/31/07

Schwab Viewpoints Fundtm
Investor Shares
Actual Return	1.04%	$1,000	$1,018.40	$5.29
Hypothetical 5% Return	1.04%	$1,000	$1,019.96	$5.30
Select Shares
Actual Return	0.89%	$1,000	$1,019.10	$4.53
Hypothetical 5% Return	0.89%	$1,000	$1,020.72	$4.53

[1]	Based on the most recent six-month expense ratio; may differ from the expense ratio provided in Financial Highlights.

[2]	Expenses for each share class are equal to its annualized expense ratio, multiplied by the average account value over the period, multiplied by 184 days of the period, and divided by 365 days of the fiscal year.

8 Schwab Viewpoints Fund

Schwab Viewpoints Fundtm

Financial Statements

Financial Highlights

	11/1/06-		11/1/05-		11/1/04-	11/1/03-	11/1/02-
Investor Shares	10/31/07		10/31/06		10/31/05	10/31/04	10/31/03

Per—Share Data ($)

Net asset value at beginning of period	13.39		12.85		11.88	11.07	9.35

Income from investment operations:
Net investment income	0.25	[1]	0.25	[1]	0.15	0.08	0.12
Net realized and unrealized gains	1.06	[1]	0.83	[1]	0.91	0.86	1.75

Total income from investment operations	1.31		1.08		1.06	0.94	1.87
Less distributions:
Distributions from net investment income	(0.24)		(0.16)		(0.09)	(0.13)	(0.15)
Distributions from net realized gains	(0.60)		(0.38)		—	—	—

Total distributions	(0.84)		(0.54)		(0.09)	(0.13)	(0.15)

Net asset value at end of period	13.86		13.39		12.85	11.88	11.07

Total return (%)	10.24		8.59		8.92	8.59	20.25

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses	1.02	[2]	1.03	[2]	1.10	1.10	1.10
Gross operating expenses	1.27		1.26		1.27	1.32	1.33
Net investment income	1.84		1.90		1.14	0.68	1.13
Portfolio turnover rate	244		244		283	242	256
Net assets, end of period ($ x 1,000,000)	112		122		130	130	109

	11/1/06-		11/1/05-		11/1/04-	6/3/04[3]-
Select Shares	10/31/07		10/31/06		10/31/05	10/31/04

Per—Share Data ($)

Net asset value at beginning of period	13.41		12.87		11.89	11.57

Income from investment operations:
Net investment income	0.27	[1]	0.29	[1]	0.15	0.02
Net realized and unrealized gains	1.06	[1]	0.82	[1]	0.93	0.30

Total income from investment operations	1.33		1.11		1.08	0.32
Less distributions:
Distributions from net investment income	(0.26)		(0.19)		(0.10)	—
Distributions from net realized gains	(0.60)		(0.38)		—	—

Total distributions	(0.86)		(0.57)		(0.10)	—

Net asset value at end of period	13.88		13.41		12.87	11.89

Total return (%)	10.45		8.79		9.11	2.77	[4]

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses	0.87	[5]	0.81	[5]	0.95	0.95	[6]
Gross operating expenses	1.22		1.24		1.22	1.29	[6]
Net investment income	1.99		2.21		1.32	0.73	[6]
Portfolio turnover rate	244		244		283	242	[4]
Net assets, end of period ($ x 1,000,000)	28		28		9	2
1 Calculated based on average shares outstanding during the period.
2 The ratio of net operating expenses would have been 1.10% for both periods ended 10/31/06 and 10/31/07, respectively, if custody credits and dividend and interest expenses on short sales had not been included.
3 Commencement of operations.
4 Not annualized.
5 The ratio of net operating expenses would have been 0.95% for both periods ended 10/31/06 and 10/31/07, respectively, if custody credits and dividend and interest expenses on short sales had not been included.
6 Annualized.

See financial notes 9

 Schwab Viewpoints Fund

Portfolio Holdings as of October 31, 2007

This section shows all the securities in the fund’s portfolio and their value as of the report date.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The schedule of portfolio holdings filed on a fund’s most recent Form N-Q is also available by visiting Schwab’s website at www.schwab.com/schwabfunds.

			Cost	Value
Holdings by Category			($ x 1,000)	($ x 1,000)

46.9%		Common Stock	53,212	65,567
18.1%		Foreign Common Stock	24,197	25,442
7.2%		U.S. Government Securities	10,087	10,070
0.8%		Foreign Government Securities	904	1,086
2.9%		Corporate Bonds	4,022	4,073
0.4%		Municipal Bonds	465	505
	—%	Asset-Backed Obligations	1	1
24.7%		Mortgage-Backed Securities	34,814	34,629
0.5%		Non-Agency Mortgage-Backed Securities	650	647
4.1%		Short-Term Investments	5,673	5,673
	—%	Other Investment	10	10
0.3%		Purchased Options	411	409

105.9%		Total Investments	134,446	148,112
(3	.6)%	Short Sales	(5,029)	(5,018)
(0	.2)%	Options Written	(277)	(263)
(2	.1)%	Other Assets and Liabilities		(2,963)

100.0%		Net Assets		139,868

	Number	Value
Security	of Shares	($ x 1,000)

Common Stock 46.9% of net assets

Automobiles & Components 0.4%
Drew Industries, Inc. *	285	11
General Motors Corp. (a)	14,605	573
Standard Motor Products, Inc.	770	6
The Goodyear Tire & Rubber Co. *	430	13

		603

Banks 0.7%
BancFirst Corp. (a)	400	18
BancorpSouth, Inc. (a)	630	15
Bank of Hawaii Corp. (a)	630	33
Commerce Bancshares, Inc.	200	9
Fannie Mae (a)	14,200	811
KeyCorp	910	26
Ocwen Financial Corp. *	400	3
SVB Financial Group *	600	31

		946

Capital Goods 4.7%
Accuride Corp. *	635	6
Acuity Brands, Inc. (a)	1,570	75
AGCO Corp. *	1,645	98
Belden, Inc. (a)	1,135	66
Crane Co. (a)	1,575	75
Cubic Corp.	300	14
Cummins, Inc.	4,565	548
Danaher Corp. (a)	7,000	600
EMCOR Group, Inc. (a) *	2,755	95
Emerson Electric Co. (a)	720	38
EnPro Industries, Inc. *	290	12
Fluor Corp.	230	36
General Electric Co.	16,400	675
GrafTech International Ltd. *	890	17
Honeywell International, Inc. (a)	21,600	1,305
Lockheed Martin Corp. (a)	2,830	311
McDermott International, Inc. *	15,300	934
Northrop Grumman Corp.	810	68
Precision Castparts Corp.	3,850	577
Raytheon Co. (a)	4,690	298
Teleflex, Inc. (a)	1,080	79
The Boeing Co. (a)	3,900	385
Thomas & Betts Corp. (a) *	1,290	72
Tyco International Ltd.	4,875	201
Wabtec Corp.	545	20

		6,605

Commercial Services & Supplies 0.3%
ABM Industries, Inc.	2,255	53
Heidrick & Struggles International, Inc. (a)	435	19
IHS, Inc., Class A *	360	23
IKON Office Solutions, Inc. (a)	4,320	57
Spherion Corp. (a) *	2,895	25
Steelcase, Inc., Class A (a)	295	5
Viad Corp. (a)	1,335	47
Waste Management, Inc. (a)	5,900	215

		444

Consumer Durables & Apparel 1.2%
American Greetings Corp., Class A	1,880	50
Blyth, Inc. (a)	2,640	50
Coach, Inc. (a) *	11,520	421
Deckers Outdoor Corp. *	170	24
Furniture Brands International, Inc.	2,870	35
Hasbro, Inc. (a)	1,900	57
Kellwood Co. (a)	1,350	22
Mattel, Inc. (a)	16,500	345
Newell Rubbermaid, Inc. (a)	2,020	59
NIKE, Inc., Class B (a)	200	13
Phillips-Van Heusen Corp. (a)	680	33

10 See financial notes

 Schwab Viewpoints Fund

Portfolio Holdings continued

	Number	Value
Security	of Shares	($ x 1,000)

Sony Corp. ADR (a)	11,100	548

		1,657

Consumer Services 1.0%
Career Education Corp. (a) *	1,190	43
DeVry, Inc. (a)	2,440	133
Service Corp. International	3,210	46
Wynn Resorts Ltd. (a)	7,220	1,166

		1,388

Diversified Financials 5.0%
Advanta Corp., Class B	380	6
American Capital Strategies Ltd. (a)	12,800	556
American Express Co. (a)	22,210	1,354
Ameriprise Financial, Inc. (a)	1,750	110
Bank of America Corp.	170	8
Bank of New York Mellon Corp.	2,230	109
Citigroup, Inc.	10,600	444
CME Group, Inc. (a)	881	587
Federated Investors, Inc., Class B	2,195	94
Franklin Resources, Inc. (a)	1,660	215
JPMorgan Chase & Co. (a)	29,690	1,396
Legg Mason, Inc.	3,900	323
Merrill Lynch & Co., Inc.	8,400	555
Morgan Stanley	5,700	383
Northern Trust Corp. (a)	100	8
The Goldman Sachs Group, Inc.	3,170	786

		6,934

Energy 2.7%
Chevron Corp. (a)	10,520	963
ConocoPhillips (a)	9,500	807
Exxon Mobil Corp. (a)	3,350	308
Frontier Oil Corp.	290	13
Global Industries Ltd. *	4,380	108
Holly Corp. (a)	1,675	105
Marathon Oil Corp.	880	52
National-Oilwell Varco, Inc. *	9,870	723
Occidental Petroleum Corp.	1,200	83
Schlumberger Ltd.	140	14
SEACOR Holdings, Inc. *	495	45
Stone Energy Corp. *	500	22
Weatherford International Ltd. *	8,855	575

		3,818

Food & Staples Retailing 0.6%
BJ’s Wholesale Club, Inc. *	735	26
CVS Caremark Corp. (a)	19,200	802

		828

Food, Beverage & Tobacco 0.8%
Alliance One International, Inc. *	4,075	27
ConAgra Foods, Inc.	3,150	75
General Mills, Inc. (a)	1,620	94
Imperial Sugar Co.	100	3
Kraft Foods, Inc., Class A (a)	23,800	794
Reynolds American, Inc. (a)	400	26
Sara Lee Corp.	610	10
Seaboard Corp.	2	3
The Coca-Cola Co. (a)	1,940	120
Universal Corp.	395	19

		1,171

Health Care Equipment & Services 4.6%
Aetna, Inc. (a)	11,805	663
Alcon, Inc. (a)	4,300	655
American Dental Partners, Inc. *	515	13
AMERIGROUP Corp. *	1,050	37
AmerisourceBergen Corp. (a)	375	18
Analogic Corp.	820	47
Apria Healthcare Group, Inc. *	1,095	26
Baxter International, Inc. (a)	11,510	691
Becton, Dickinson & Co. (a)	560	47
Boston Scientific Corp. (a) *	49,502	687
CIGNA Corp. (a)	14,905	782
CONMED Corp. *	425	12
Covidien Ltd.	6,275	261
Emergency Medical Services Corp., Class A *	510	15
Greatbatch, Inc. *	2,130	53
Humana, Inc. (a) *	16,285	1,221
Magellan Health Services, Inc. (a) *	1,605	68
McKesson Corp. (a)	10,780	713
MedCath Corp. (a) *	1,590	44
Molina Healthcare, Inc. *	380	14
Omnicell, Inc. *	880	23
Tenet Healthcare Corp. (a) *	77,000	270
WellPoint, Inc. (a) *	230	18

		6,378

Household & Personal Products 1.5%
Avon Products, Inc. (a)	21,500	881
Energizer Holdings, Inc. *	2,645	276
Kimberly-Clark Corp. (a)	8,800	624
NBTY, Inc. (a) *	755	27
The Procter & Gamble Co. (a)	4,150	288

		2,096

Insurance 2.0%
AFLAC, Inc.	300	19
American Financial Group, Inc. (a)	1,515	45
American International Group, Inc. (a)	7,500	473
American Physicians Capital, Inc. (a)	310	14
Delphi Financial Group, Inc., Class A (a)	1,900	74
FBL Financial Group, Inc., Class A (a)	345	14
Harleysville Group, Inc. (a)	710	22
HCC Insurance Holdings, Inc.	355	11
Lincoln National Corp. (a)	840	52

See financial notes 11

 Schwab Viewpoints Fund

Portfolio Holdings continued

	Number	Value
Security	of Shares	($ x 1,000)

Loews Corp. (a)	1,120	55
MetLife, Inc. (a)	11,920	821
Nationwide Financial Services, Inc., Class A (a)	430	23
Philadelphia Consolidated Holding Corp. (a) *	640	26
Platinum Underwriters Holdings Ltd.	895	32
Principal Financial Group, Inc. (a)	1,840	125
Prudential Financial, Inc. (a)	790	76
Reinsurance Group of America, Inc.	405	23
The Chubb Corp. (a)	860	46
The Hartford Financial Services Group, Inc.	960	93
The Travelers Cos., Inc. (a)	14,160	739
United America Indemnity Ltd., Class A *	645	14
W. R. Berkley Corp. (a)	830	25

		2,822

Materials 2.0%
AK Steel Holding Corp. (a) *	1,125	56
Albemarle Corp.	1,190	57
Ashland, Inc.	265	16
Celanese Corp., Series A	1,310	55
CF Industries Holdings, Inc.	210	18
FMC Corp. (a)	310	18
Freeport-McMoRan Copper & Gold, Inc.	114	13
H.B. Fuller Co. (a)	1,895	56
Headwaters, Inc. *	2,190	31
International Paper Co. (a)	1,215	45
Louisiana-Pacific Corp. (a)	16,100	265
MeadWestvaco Corp. (a)	17,600	592
Monsanto Co. (a)	10,820	1,056
Newmont Mining Corp.	5,700	290
OM Group, Inc. (a) *	740	39
Owens-Illinois, Inc. *	110	5
Packaging Corp. of America (a)	390	12
Pactiv Corp. (a) *	970	27
Rockwood Holdings, Inc. *	1,170	46
Sonoco Products Co. (a)	1,895	59
The Lubrizol Corp. (a)	850	58
United States Steel Corp.	100	11

		2,825

Media 1.8%
CBS Corp., Class B (a)	3,910	112
Comcast Corp., Class A (a) *	22,750	479
Comcast Corp., Special Class A (a) *	28,950	605
DreamWorks Animation SKG, Inc., Class A *	2,050	67
Gemstar-TV Guide International, Inc. *	2,725	19
Omnicom Group, Inc.	1,930	98
Regal Entertainment Group, Class A	755	17
The Interpublic Group of Cos., Inc. (a) *	25,400	263
The Walt Disney Co.	2,870	99
Time Warner, Inc. (a)	40,200	734

		2,493

Pharmaceuticals & Biotechnology 3.3%
Abbott Laboratories	9,900	541
Amgen, Inc. *	5,200	302
Applied Biosystems Group-Applera Corp.	2,170	81
Biogen Idec, Inc. (a) *	350	26
Endo Pharmaceuticals Holdings, Inc. *	320	9
Gilead Sciences, Inc. *	15,340	708
Invitrogen Corp. *	700	64
King Pharmaceuticals, Inc. (a) *	1,680	18
Medicis Pharmaceutical Corp., Class A	230	7
Merck & Co., Inc. (a)	3,890	227
MGI Pharma, Inc. *	310	10
Millennium Pharmaceuticals, Inc. (a) *	38,700	457
Pfizer, Inc. (a)	41,480	1,020
Regeneron Pharmaceuticals, Inc. *	350	8
Schering-Plough Corp.	2,660	81
Sciele Pharma, Inc. *	660	17
Teva Pharmaceutical Industries Ltd. - ADR	13,250	583
Watson Pharmaceuticals, Inc. (a) *	15,800	483

		4,642

Real Estate 0.3%
CB Richard Ellis Group, Inc., Class A *	14,945	364

Retailing 1.5%
Amazon.com, Inc. *	940	84
Best Buy Co., Inc. (a)	14,200	689
Blockbuster, Inc., Class A (a) *	1,740	9
Circuit City Stores, Inc.	21,500	170
Expedia, Inc. *	550	18
J.C. Penney Co., Inc.	6,500	366
Kohl’s Corp. *	4,770	262
The Cato Corp., Class A	400	8
The Gap, Inc.	17,800	336
The Gymboree Corp. (a) *	390	13
The Men’s Wearhouse, Inc. (a)	1,860	79
The Pep Boys - Manny, Moe & Jack	385	6

		2,040

Semiconductors & Semiconductor Equipment 1.8%
Advanced Energy Industries, Inc. (a) *	1,825	29
Atmel Corp. *	2,190	11
Broadcom Corp., Class A (a) *	15,950	519

12 See financial notes

 Schwab Viewpoints Fund

Portfolio Holdings continued

	Number	Value
Security	of Shares	($ x 1,000)

Credence Systems Corp. (a) *	7,475	23
Genesis Microchip, Inc. *	555	4
Integrated Device Technology, Inc. *	1,190	16
Intel Corp.	18,170	489
LSI Corp. *	46,300	306
MEMC Electronic Materials, Inc. *	12,870	941
Photronics, Inc. *	2,395	26
Teradyne, Inc. *	2,310	29
Zoran Corp. *	2,280	58

		2,451

Software & Services 3.1%
Adobe Systems, Inc. (a) *	16,400	786
Ariba, Inc. (a) *	875	11
BMC Software, Inc. (a) *	1,960	66
Cadence Design Systems, Inc. *	2,490	49
Computer Sciences Corp. *	600	35
Convergys Corp. *	1,520	28
CSG Systems International, Inc. (a) *	3,585	74
Electronic Data Systems Corp. (a)	7,440	161
FactSet Research Systems, Inc.	390	28
Global Payments, Inc. (a)	420	20
Google, Inc., Class A (a) *	1,891	1,336
Greenfield Online, Inc. *	225	3
Hewitt Associates, Inc., Class A *	850	30
j2 Global Communications, Inc. *	230	8
McAfee, Inc. (a) *	730	30
Microsoft Corp.	18,650	687
Novell, Inc. *	8,200	62
Oracle Corp. *	30,550	677
SPSS, Inc. (a) *	315	12
Sybase, Inc. (a) *	3,405	97
Sykes Enterprises, Inc. (a) *	840	15
Symantec Corp. *	1,390	26
Synopsys, Inc. (a) *	2,685	76
Total System Services, Inc.	930	28
Vignette Corp. *	1,340	23

		4,368

Technology Hardware & Equipment 4.5%
ADC Telecommunications, Inc. *	225	4
Alcatel-Lucent, ADR (a)	40,765	395
Apple, Inc. *	4,820	916
Checkpoint Systems, Inc. *	200	6
Cisco Systems, Inc. *	9,520	315
Corning, Inc. (a)	31,400	762
Dolby Laboratories, Inc., Class A *	1,815	75
Emulex Corp. (a) *	2,570	56
Hewlett-Packard Co. (a)	17,580	909
International Business Machines Corp. (a)	11,520	1,338
Methode Electronics, Inc.	2,170	27
Mettler-Toledo International, Inc. *	150	16
Motorola, Inc.	14,700	276
NCR Corp. (a) *	12,765	352
Tech Data Corp. *	1,400	55
Teradata Corp. *	12,765	364
Tyco Electronics Ltd.	9,275	331
Vishay Intertechnology, Inc. *	2,495	31
Xerox Corp. (a) *	2,370	41

		6,269

Telecommunication Services 1.9%
America Movil SAB de C.V., Class L ADR	11,070	724
AT&T, Inc. (a)	24,500	1,023
CenturyTel, Inc.	860	38
Citizens Communications Co. (a)	4,865	64
Qwest Communications International, Inc. (a) *	113,000	811
Syniverse Holdings, Inc. *	330	6
Telephone & Data Systems, Inc.	290	20
USA Mobility, Inc. *	100	2
Verizon Communications, Inc.	110	5

		2,693

Transportation 0.5%
Con-way, Inc.	1,085	46
Continental Airlines, Inc., Class B (a) *	1,635	56
CSX Corp. (a)	13,900	623

		725

Utilities 0.7%
ALLETE, Inc. (a)	900	39
Ameren Corp.	100	5
American Electric Power Co., Inc. (a)	13,800	666
Edison International (a)	1,460	85
FirstEnergy Corp. (a)	350	24
Nicor, Inc.	400	17
ONEOK, Inc.	1,580	79
PG&E Corp.	220	11
Public Service Enterprise Group, Inc.	670	64
The AES Corp. (a) *	790	17

		1,007

Total Common Stock (Cost $53,212)		65,567

Foreign Common Stock 18.1% of net assets

Bermuda 0.1%

Retailing 0.1%
Giordano International Ltd.	328,000	153

See financial notes 13

 Schwab Viewpoints Fund

Portfolio Holdings continued

	Number	Value
Security	of Shares	($ x 1,000)

France 1.8%

Banks 0.5%
BNP Paribas	6,500	720

Consumer Durables & Apparel 0.2%
LVMH Moet Hennessy Louis Vuitton S.A.	2,500	323

Media 1.1%
Societe Television Francaise 1	22,500	626
Vivendi	6,100	276
Publicis Groupe	15,700	640

		1,542

		2,585

Germany 1.7%

Automobiles & Components 0.9%
Bayerische Motoren Werke AG	12,500	836
DaimlerChrysler AG - Reg’d	3,400	372

		1,208

Insurance 0.5%
Allianz SE-Reg’d	1,600	360
Hannover Rueckversicherung AG - Reg’d	7,000	370

		730

Software & Services 0.3%
SAP AG	7,100	384

		2,322

Ireland 0.4%

Banks 0.4%
Bank of Ireland	34,000	627

Japan 2.6%

Automobiles & Components 0.3%
Honda Motor Co., Ltd.	9,700	363

Diversified Financials 1.0%
Nikko Cordial Corp.	29,200	418
Daiwa Securities Group, Inc.	107,200	1,033

		1,451

Household & Personal Products 0.2%
Unicharm Corp.	4,500	268

Pharmaceuticals & Biotechnology 0.0%
Takeda Pharmaceutical Co., Ltd.	300	19

Semiconductors & Semiconductor Equipment 0.7%
Rohm Co., Ltd.	10,700	937

Technology Hardware & Equipment 0.4%
OMRON Corp.	23,000	567

		3,605

Luxembourg 0.2%

Telecommunication Services 0.2%
Millicom International Cellular S.A. *	2,800	329

Mexico 0.3%

Media 0.3%
Grupo Televisa S.A. ADR (a)	15,300	380

Netherlands 0.3%

Consumer Durables & Apparel 0.2%
Koninklijke (Royal) Philips Electronics N.V.	4,300	178

Semiconductors & Semiconductor Equipment 0.1%
ASML Holding N.V. *	4,977	173

		351

Republic of Korea 1.1%

Banks 0.1%
Kookmin Bank	2,160	177

Semiconductors & Semiconductor Equipment 0.6%
Samsung Electronics Co., Ltd.	1,370	845

Telecommunication Services 0.4%
SK Telecom Co., Ltd.	2,370	556

		1,578

Singapore 0.3%

Technology Hardware & Equipment 0.3%
Flextronics International Ltd. *	35,128	432

Spain 0.5%

Media 0.5%
Gestevision Telecinco S.A.	22,500	650

Switzerland 3.1%

Capital Goods 0.0%
Geberit AG - Reg’d	500	68

Commercial Services & Supplies 0.4%
Adecco S.A. - Reg’d	10,200	615

Consumer Durables & Apparel 0.4%
Compagnie Financiere Richemont S.A., Series A	7,000	501

Diversified Financials 1.4%
Credit Suisse Group - Reg’d	13,500	912
UBS AG - Reg’d	19,100	1,024

		1,936

Food, Beverage & Tobacco 0.3%
Nestle S.A. - Reg’d	450	208
Givaudan S.A. - Reg’d	170	167

		375

14 See financial notes

 Schwab Viewpoints Fund

Portfolio Holdings continued

	Number	Value
Security	of Shares	($ x 1,000)

Pharmaceuticals & Biotechnology 0.6%
Novartis AG - Reg’d	16,900	899

		4,394

United Kingdom 5.7%

Banks 1.5%
Barclays plc	52,700	667
Lloyds TSB Group plc	64,800	736
HSBC Holdings plc	32,400	642

		2,045

Commercial Services & Supplies 0.6%
Experian Group Ltd.	45,600	479
G4S plc	87,400	386

		865

Consumer Services 0.0%
Compass Group plc	6,200	45

Diversified Financials 0.5%
Schroders plc	22,200	713

Food, Beverage & Tobacco 0.9%
Diageo plc	24,900	571
Cadbury Schweppes plc	56,500	752

		1,323

Media 0.9%
British Sky Broadcasting Group plc	31,900	452
Johnston Press Group plc	68,600	430
Trinity Mirror plc	48,400	406

		1,288

Pharmaceuticals & Biotechnology 0.8%
GlaxoSmithKline plc	41,300	1,061

Retailing 0.5%
Signet Group plc	368,800	696

		8,036

Total Foreign Common Stock (Cost $24,197)		25,442

Security	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

U.S. Government Securities 7.2% of net assets
U.S. Treasury Bond
8.13%, 08/15/19	100	131
8.75%, 08/15/20	100	139
6.88%, 08/15/25	1,000	1,246
4.75%, 02/15/37	100	100
5.00%, 05/15/37	3,000	3,120
U.S. Treasury Inflation Protected Security
2.38%, 04/15/11 (a)	210	213
2.00%, 04/15/12	205	206
2.50%, 07/15/16	412	426
2.38%, 01/15/25	221	225
2.00%, 01/15/26 (a)	314	304
U.S. Treasury Note
3.75%, 05/15/08 (a)	400	399
4.88%, 04/30/11	1,100	1,131
4.63%, 07/31/12	300	306
4.00%, 02/15/14	1,000	987
4.75%, 05/15/14	800	822
5.13%, 05/15/16	300	315

Total U.S. Government Securities (Cost $10,087)		10,070

Foreign Government Securities 0.8% of net assets
Federative Republic of Brazil
12.50%, 01/05/22	500	336
Government of United Kingdom
4.25%, 03/07/11	200	406
Panama Government International Bond
6.70%, 01/26/36 (a)	326	344

Total Foreign Government Securities (Cost $904)		1,086

Corporate Bonds 2.9% of net assets

Fixed-Rate Obligations 0.8%
DaimlerChrysler NA Holding Corp.
5.75%, 09/08/11 (a)	100	102
Edison Mission Energy
7.00%, 05/15/17 (c)	100	98
El Paso Corp.
7.80%, 08/01/31 (a)	100	100
General Motors Acceptance Corp.
8.00%, 11/01/31	200	185
HCA, Inc.
9.25%, 11/15/07 (c)	200	211
Morgan Stanley
5.75%, 10/18/16	400	397
Verizon Communications, Inc.
5.55%, 02/15/16 (a)	100	100

		1,193

Variable-Rate Obligations 2.1%
Amgen, Inc.
5.59%, 11/28/07 (b)(c)	900	899
BellSouth Corp.
5.66%, 11/15/07 (a)(b)	200	200
ConocoPhillips Australia Funding Co.
5.34%, 01/09/08 (a)(b)	456	455
General Electric Capital Corp
6.50%, 03/15/08 (b)(c)	300	630
SLM Corp.
5.01%, 11/20/07 (b)(c)	500	496
Transocean, Inc.
5.87%, 12/05/07 (a)(b)	200	200

		2,880

Total Corporate Bonds (Cost $4,022)		4,073

See financial notes 15

 Schwab Viewpoints Fund

Portfolio Holdings continued

Security	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

Municipal Bonds 0.4% of net assets

Revenue Bonds 0.4%
Tobacco Settlement Financing Corp. of Rhode Island Revenue Bond, Series 2002A
6.25%, 06/01/42 (a)	500	505

Total Municipal Bonds (Cost $465)		505

Asset-Backed Obligations 0.0% of net assets
Quest Trust Series 2004-X2 Class A1
5.43%, 11/25/07 (a)(b)(c)	1	1

Total Asset-Backed Obligations (Cost $1)		1

Mortgage-Backed Securities 24.7% of net assets

Collateralized Mortgage Obligations 0.2%

Variable-Rate Obligations 0.2%
Freddie Mac Structured Series T-61 Class 1A1
6.38%, 11/25/07 (a)(b)	340	339

U.S. Government Agency Mortgages 24.4%
Fannie Mae
6.00%, 04/01/16 (a)	20	21
6.00%, 03/01/18 (a)	14	15
4.00%, 07/01/18	680	645
4.00%, 11/01/18	707	671
4.00%, 01/01/19 (a)	17	16
4.00%, 04/01/19 (a)	15	14
4.00%, 06/01/19 (a)	115	109
4.00%, 06/01/19 (a)	122	115
4.00%, 02/01/20 (a)	392	370
4.00%, 03/01/20 (a)	144	136
4.50%, 08/01/33 (a)	203	190
5.50%, 02/01/34	614	607
5.50%, 04/01/34	265	262
5.50%, 09/01/34	3,626	3,582
5.50%, 11/01/34	2,096	2,070
5.50%, 02/01/35	1,450	1,432
5.50%, 02/01/35	693	684
5.50%, 02/01/35 (a)	300	296
5.50%, 04/01/35	1,572	1,551
4.50%, 05/01/35 (a)	417	389
5.50%, 05/01/35 (a)	565	557
5.50%, 06/01/35 (a)	81	79
4.50%, 09/01/35	874	816
4.50%, 09/01/35	905	844
5.50%, 09/01/35 (a)	416	410
4.50%, 10/01/35 (a)	88	82
5.00%, 02/01/36 (a)	2,530	2,432
5.50%, 04/01/36	888	875
5.50%, 07/01/36	946	933
5.00%, 01/01/37	981	942
Fannie Mae TBA
5.00%, 12/12/37	1,000	959
5.50%, 11/13/37	50	49
5.50%, 12/12/37	3,000	2,956
6.00%, 11/13/37	1,000	1,007
6.00%, 12/12/37	1,000	1,006
Freddie Mac
6.00%, 09/01/22	145	147
Ginnie Mae
5.00%, 04/15/35	281	273
5.00%, 08/15/35	673	654
5.50%, 12/15/36	161	160
5.50%, 06/15/37	1,933	1,922
6.00%, 06/15/37	990	1,003
5.50%, 07/15/37	999	993
5.50%, 08/15/37	895	890
Ginnie Mae TBA
5.50%, 11/20/37	1,000	994

		34,158

Variable-Rate Obligations 0.1%
Fannie Mae
7.21%, 11/05/07 (a)(b)	10	10
Freddie Mac
4.36%, 11/05/07 (a)(b)	122	122

		132

Total Mortgage-Backed Securities (Cost $34,814)		34,629

Non-Agency Mortgage-Backed Securities 0.5% of net assets

Fixed-Rate Obligations 0.1%
Bank of America Mortgage Securities Series 2004-2 Class 5A1
6.50%, 10/25/31 (a)	64	65
Residential Funding Mortgage
Security I Series -S9 Class A1
6.50%, 03/25/32 (a)	36	37

		102

Variable-Rate Obligations 0.4%
Bear Stearns Adjustable Rate
Mortgage Trust Series 2002-11 Class 1A1
5.61%, 11/25/07 (a)(b)	58	58
Bear Stearns Adjustable Rate
Mortgage Trust Series 2005-4 Class 23A2
5.37%, 11/25/07 (a)(b)	100	100
Washington Mutual Series 2003-R1 Class A1
5.41%, 11/25/07 (a)(b)	387	387

		545

Total Non-Agency Mortgage-Backed Securities (Cost $650)		647

16 See financial notes

 Schwab Viewpoints Fund

Portfolio Holdings continued

Security	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

Short-Term Investments 4.1% of net assets

Commercial Paper & Other Obligations 0.4%
Rabobank USA Financial Co.
4.80%, 11/01/07	600	600

Repurchase Agreement 3.4%
Fixed Income Clearing Corp. dated 10/31/07, due 11/01/07 at 4.55%, with a maturity value of $4,736 (fully collateralized by U.S. Government Agency Securities with a value of $4,845.)	4,735	4,735

U.S. Treasury Obligations 0.3%
U.S. Treasury Bill
3.78%, 12/13/07 (a)	15	15
3.74%, 12/13/07 (a)	215	214
4.19%, 12/13/07	110	109

		338

Total Short-Term Investments (Cost $5,673)		5,673

	Number	Value
Security	of Shares	($ x 1,000)

Other Investment 0.0% of net assets
iShares Lehman Aggregate Bond Fund	100	10

Total Other Investments (Cost $10)		10

	Notional Amount	Value
Security	($ x 1,000)	($ x 1,000)

Purchased Options 0.3% of net assets

Call Options 0.3%
3 Month LIBOR Swaption Call, Strike Price 4.50, Expires 12/19/08	1,000	6
3 Month LIBOR Swaption Call, Strike Price 4.50, Expires 12/19/08	1,000	6
3 Month LIBOR Swaption Call, Strike Price 4.55, Expires 09/19/08	5,300	33
3 Month LIBOR Swaption Call, Strike Price 4.72, Expires 12/31/08	1,000	8
3 Month LIBOR Swaption Call, Strike Price 4.72, Expires 12/31/08	1,000	8
3 Month LIBOR Swaption Call, Strike Price 4.75, Expires 03/31/08	2,000	14
3 Month LIBOR Swaption Call, Strike Price 4.75, Expires 09/08/09	14,700	117
3 Month LIBOR Swaption Call, Strike Price 4.75, Expires 09/26/08	2,000	16
3 Month LIBOR Swaption Call, Strike Price 4.75, Expires 09/26/08	2,000	16
3 Month LIBOR Swaption Call, Strike Price 4.75, Expires 12/15/08	2,600	21
3 Month LIBOR Swaption Call, Strike Price 4.84, Expires 11/23/07	1,000	5
3 Month LIBOR Swaption Call, Strike Price 4.84, Expires 11/23/07	900	4
3 Month LIBOR Swaption Call, Strike Price 5.00, Expires 02/01/08	2,100	20
90 Day Euro Dollar Futures, Strike Price 95.00, Expires 03/17/08	7	9
90 Day Euro Dollar Futures, Strike Price 95.25, Expires 03/17/08	7	6
90 Day Euro Dollar Futures, Strike Price 95.25, Expires 06/16/08	7	8
90 Day Euro Dollar Futures, Strike Price 95.25, Expires 12/17/07	7	2
U.S. Treasury Bond Futures, Strike Price 114.00, Expires 11/20/07	20	—
U.S. Treasury Note Futures, Strike Price 120.00, Expires 11/20/07	96	2
USD/JPY, Strike Price 104.65, Expires 03/31/10	1,100	56
USD/JPY, Strike Price 118.00, Expires 09/16/08	1,100	7

		364

Put Options 0.0%
90 Day Euro Dollar Futures, Strike Price 91.25, Expires 12/17/07	25	—
Euro BOBL, Strike Price 102.75, Expires 11/23/07	3	—

See financial notes 17

 Schwab Viewpoints Fund

Portfolio Holdings continued

	Notional Amount	Value
Security	($ x 1,000)	($ x 1,000)

USD/JPY, Strike Price 104.65, Expires 03/31/10	1,100	45

		45

Total Purchased Options (Cost $411)		409

End of Investments.

At 10/31/07 the tax basis cost of the fund’s investments was $135,001, and the unrealized appreciation and depreciation were $16,880 and ($3,769), respectively, with a net appreciation of $13,111.

As of 10/31/07, the values of certain foreign securities held by the fund aggregating $23,883 were adjusted from their closing market values following the guidelines adopted by the fund’s Board of Trustees.

*	Non-income producing security.
(a)	All or a portion of this security is held as collateral for future contract, short sale, swap agreements, delayed-delivery securities and options written
(b)	Variable-rate security.
(c)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $2,335 or 1.7% of net assets.
ADR — American Depositary Receipt

18 See financial notes

 Schwab Viewpoints Fund

Portfolio Holdings continued

Security	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

Short Sales 3.6% of net assets

U.S. Government Agency Mortgages 2.8%
Fannie Mae TBA
5.50%, 11/13/37	4,000	3,942

U.S. Government Agency Securities 0.8%
U.S. Treasury Note
3.63%, 05/15/13	700	682
U.S. Treasury Note
4.13%, 05/15/15	400	394

		1,076

Total Short Sales (Proceeds $5,029)		5,018

	Notional Amount	Value
Security	($ x 1,000)	($ x 1,000)

Options Written 0.2% of net assets

Call Options 0.2%
3 Month LIBOR Swaption Call, Strike Price 4.95, Expires 03/31/08	1,000	13
3 Month LIBOR Swaption Call, Strike Price 4.95, Expires 09/26/08	900	14
3 Month LIBOR Swaption Call, Strike Price 4.95, Expires 09/30/08	900	14
3 Month LIBOR Swaption Call, Strike Price 5.00, Expires 12/15/08	800	15
3 Month LIBOR Swaption Call, Strike Price 5.00, Expires 12/19/08	300	5
3 Month LIBOR Swaption Call, Strike Price 5.00, Expires 12/19/08	300	5
3 Month LIBOR Swaption Call, Strike Price 5.05, Expires 09/19/08	1,700	31
3 Month LIBOR Swaption Call, Strike Price 5.10, Expires 02/01/08	900	14
3 Month LIBOR Swaption Call, Strike Price 5.15, Expires 09/08/09	4,900	117
3 Month LIBOR Swaption Call, Strike Price 5.22, Expires 12/31/08	300	7
3 Month LIBOR Swaption Call, Strike Price 5.22, Expires 12/31/08	300	7
U.S. Treasury Note Futures, Strike Price 107.00, Expires 11/20/07	20	12

		254

Put Options 0.0%
USD/JPY, Strike Price 100.00, Expires 09/16/08	1,100	9

Total Options Written (Premiums $277)		263

End of short sales and options written.

In addition to the above, the fund held the following at10/31/07. All numbers x 1000 except number of futures contracts.
		Unrealized
		Gains/
	Notional Amount	(Losses)
	(Foreign/USD)	(USD)

Swap Agreements

Interest Rate Swaps

Australian Dollars
Receive fixed rate payments of 7.00%, Pay variable rate payments of 3 month BBS, expires 04/15/09, Pershing LLC	2,200	(10)
Receive fixed rate payments of 7.00%, Pay variable rate payments of 6 month BBS, expires 12/15/09, Morgan Stanley	1,000	(4)

		(14)

Brazilian Real
Receive fixed rate payments of 10.115%, Pay variable rate payments of 3 month BRCDI, expires 01/02/12, Morgan Stanley	6,200	(78)
Receive fixed rate payments of 10.15%, Pay variable rate payments of 1 month BRCDI, expires 01/02/12, Goldman Sachs & Co.	1,900	(46)
Receive fixed rate payments of 10.575%, Pay variable rate payments of 0 month BRCDI, expires 01/02/12, UBS, AG	2,500	(19)

		(143)

British Pounds
Receive fixed rate payments of 5.00%, Pay variable rate payments of 6 month LIBOR, expires 6/15/09, HSBC	600	(5)

See financial notes 19

 Schwab Viewpoints Fund

Portfolio Holdings continued

		Unrealized
		Gains/
	Notional Amount	(Losses)
	(Foreign/USD)	(USD)

Receive fixed rate payments of 5.00%, Pay variable rate payments of 6 month LIBOR, expires 9/15/10, Barclays Bank plc	1,000	(38)
Receive fixed rate payments of 5.00%, Pay variable rate payments of 6 month LIBOR, expires 9/15/10, Royal Bank of Scotland	100	(2)
Receive fixed rate payments of 6.00%, Pay variable rate payments of 6 month LIBOR, expires 9/18/09, MS Security Services	1,700	4

		(41)

Canadian Dollars
Receive fixed rate payments of 5.00%, Pay variable rate payments of 3 month LIBOR, expires 06/20/12, Merrill Lynch	2,200	—
Receive variable rate payments of 3 month LIBOR, Pay fixed rate payments of 5.50%, expires 06/20/17, Merrill Lynch	1,600	(3)

		(3)

European Euro
Receive fixed rate payments of 5.00%, Pay variable rate payments of 6 month EURIB, expires 6/18/34, Deutsche Bank Securities, Inc.	300	5

Japanese Yen
Receive variable rate payments of 6 month LIBOR, Pay fixed rate payments of 2.00%, expires 12/20/16, Barclays Bank plc	10,000	(4)
Receive variable rate payments of 6 month LIBOR, Pay fixed rate payments of 2.00%, expires 12/20/16, UBS, AG	20,000	(7)

		(11)

Mexican Peso
Receive fixed rate payments of 7.91%, Pay variable rate payments of 1 month TIIE, expires 05/14/09, Citibank N.A.	9,000	(2)

U.S. Dollars
Receive fixed rate payments of 5.00%, Pay variable rate payments 3 month LIBOR, expires 12/19/37, Goldman Sachs & Co.	100	8
Receive fixed rate payments of 5.00%, Pay variable rate payments of 3 month LIBOR, expires 12/19/09, Barclays Bank plc	9,200	47
Receive fixed rate payments of 5.00%, Pay variable rate payments of 3 month LIBOR, expires 12/19/09, Citibank N.A.	800	6
Receive fixed rate payments of 5.00%, Pay variable rate payments of 3 month LIBOR, expires 12/19/09, Merrill Lynch	1,500	7
Receive fixed rate payments of 5.00%, Pay variable rate payments of 3 month LIBOR, expires 12/19/12, Deutsche Bank Securities, Inc.	1,700	50
Receive fixed rate payments of 5.00%, Pay variable rate payments of 3 month LIBOR, expires 12/19/12, JPMorgan Chase & Co.	7,100	139
Receive fixed rate payments of 5.00%, Pay variable rate payments of 3 month LIBOR, expires 12/19/12, Lehman Brothers, Inc.	1,600	47
Receive fixed rate payments of 5.00%, Pay variable rate payments of 3 month LIBOR, expires 12/19/17, Deutsche Bank Securities, Inc.	700	11
Receive fixed rate payments of 5.00%, Pay variable rate payments of 3 month LIBOR, expires 12/19/17, JP Morgan Chase & Co.	700	7
Receive fixed rate payments of 5.00%, Pay variable rate payments of 3 month LIBOR, expires 12/19/17, Merrill Lynch	1,400	13
Receive fixed rate payments of 5.00%, Pay variable rate payments of 3 month LIBOR, expires 12/19/37, Citibank N.A.	600	40

20 See financial notes

 Schwab Viewpoints Fund

Portfolio Holdings continued

		Unrealized
		Gains/
	Notional Amount	(Losses)
	(Foreign/USD)	(USD)

Receive variable rate payments of 3 month LIBOR, Pay fixed rate payments of 6.00%, expires 12/15/24, UBS, AG	200	4

		379

Net unrealized gains on Interest Rate Swaps		170

Credit Default Swaps - Purchased Protection

U.S. Dollars 0.1%
Allstate Corp., 6.125% due 02/15/12, Pay fixed rate payments of 0.26%, expires 12/20/08, Morgan Stanley	100	—
AutoZone, Inc., 5.875% due 10/15/12, Pay fixed rate payments of 0.35%, expires 12/20/08, UBS, AG	200	(1)
AutoZone, Inc., 5.875% due 10/15/12, Pay fixed rate payments of 0.635%, expires 06/20/17, JP Morgan Chase & Co.	100	—
CDX HY-8, Pay fixed rate payments of 2.75%, expires 06/20/12, Merrill Lynch	1,100	13
CDX HY-8, Pay fixed rate payments of 2.75%, expires 06/20/12, UBS, AG	300	(2)
CDX IG8, Pay fixed rate payments of 0.35%, expires 06/20/12, Lehman Brothers, Inc.	300	1
CDX IG9, Pay fixed rate payments of 0.80%, expires 12/20/17, Goldman Sachs & Co.	1,200	8
DaimlerChrysler NA Holding Corp., 5.75% due 09/08/11, Pay fixed rate payments of 0.58%, expires 09/20/11, Barlcays Bank plc	100	(1)
DJ CDX, Pay fixed rate payments of 0.1425%, expires 12/20/12, Morgan Stanley	300	2
DJ CDX, Pay fixed rate payments of 0.1425%, expires 12/20/12, Morgan Stanley	700	6
DJ CDX, Pay fixed rate payments of 0.65%, expires 12/20/16, Morgan Stanley	500	10
DJ CDX, Pay fixed rate payments of 0.75%, expires 12/20/11, Barclays Bank plc	900	28
Eaton Corp., 5.75% due 07/15/12, Pay fixed rate payments of 0.28%, expires 12/20/08, Citibank N.A.	100	—
Eli Lilly & Co., 6.00% due 03/15/12, Pay fixed rate payments of 0.16%, expires 12/20/08, Barclays Bank plc	100	—
Emerson Electric Co., 4.625% due 10/15/12, Pay fixed rate payments of 0.21%, expires 12/20/08, Morgan Stanley	100	—
FedEx Corp., 7.25 % due 02/15/11, Pay fixed rate payments of 0.29%, expires 12/20/08, Citibank N.A.	100	—
Home Depot, Inc., 5.375% due 04/01/06, Pay fixed rate payments of 0.12%, expires 12/20/08, Lehman Brothers, Inc.	100	—
Ingersoll-Rand Co. Ltd., 6.48% due 06/01/25, Pay fixed rate payments of 0.32%, expires 12/20/08, Merrill Lynch	100	—
Johnson & Johnson, Inc., 3.80% due 05/15/13, Pay fixed rate payments of 0.11%, expires 12/20/08, Lehman Brothers, Inc.	100	—
Masco Corp., 5.875% due 07/15/12, Pay fixed rate payments of 0.30%, expires 12/20/08, Lehman Brothers, Inc.	100	—
People’s Republic of China, 6.80% due 05/23/11, Pay fixed rate payments of 0.40%, expires 06/20/09, Lehman Brothers, Inc.	200	(1)
RACEP 2006-3 D, 7.01% due 04/15/20, Pay fixed rate payments of 1.95%, expires 04/15/20, Merrill Lynch	100	1
RACEP 2006-3 E, 9.61% due 04/15/20, Pay fixed rate payments of 4.03%, expires 04/15/20, Merrill Lynch	100	2
RadioShack Corp., 7.375% due 05/15/11, Pay fixed rate payments of 0.35%, expires 12/20/08, Lehman Brothers, Inc.	100	—
Republic of Hungary, 4.75% due 02/03/15, Pay fixed rate payments of 0.535%, expires 05/20/16, Morgan Stanley	300	(1)

See financial notes 21

 Schwab Viewpoints Fund

Portfolio Holdings continued

		Unrealized
		Gains/
	Notional Amount	(Losses)
	(Foreign/USD)	(USD)

Republic of Hungary, 4.75% due 02/03/15, Pay fixed rate payments of 0.54%, expires 05/20/16, JPMorgan Chase & Co.	100	—
Republic of Hungary, 4.75% due 02/03/15, Pay fixed rate payments of 0.545%, expires 05/20/16, Deutsche Bank Securities, Inc.	200	(1)
SARA 2006-1A C, 6.84% due 12/15/19, Pay fixed rate payments of 1.88%, expires 12/15/19, Merrill Lynch	100	3
SARA 2006-1A D, 8.81% due 12/15/19, Pay fixed rate payments of 3.78%, expires 12/15/19, Merrill Lynch	100	4
Wal-Mart Stores, Inc., 3.375% due 10/01/08, Pay fixed rate payments of 0.14%, expires 12/20/08, Citibank N.A.	200	—
Wal-Mart Stores, Inc., 5.75% due 12/19/30, Pay fixed rate payments of 0.147%, expires 06/20/17, Morgan Stanley	100	1
Whirpool Corp., 8.60% due 05/01/10, Pay fixed rate payments of 0.29%, expires 12/20/08, Lehman Brothers, Inc.	100	—
XL Capital Ltd., 6.50% due 01/15/12, Pay fixed rate payments of 0.205%, expires 03/20/12, Barclays Bank plc	100	1

		73

Credit Default Swaps - Sold Protection

U.S. Dollars
AIG, 5.60% due 10/18/16, Receive fixed rate payments of 0.055%, expires 03/20/08, Lehman Brothers, Inc.	600	(1)
DJ CDX, Receive fixed rate payment of 0.4575%, expires 12/20/15, Morgan Stanley	200	(3)
DJ CDX, Receive fixed rate payment of 0.4620%, expires 12/20/15, Morgan Stanley	500	(8)
DJ CDX, Receive fixed rate payment of 2.105%, expires 06/20/12, Citibank N.A.	1,500	3

		(9)

Net unrealized gains on Credit Default Swaps		64

Total unrealized gains on swap agreements		234

Net premium received/paid		(356)

Swap Agreements, at fair value		(122)

	Number of	Contract	Unrealized
	Contracts	Value	Gains/Losses

Futures Contracts

Futures Contracts - Long

90 Day Eurodollar, expires 03/17/08	5	1,194	3
90 Day Eurodollar, expires 12/14/09	8	1,907	—
90 Day Eurodollar, expires 09/15/08	92	22,009	—
90 Day Eurodollar, expires 09/14/09	9	2,148	—
90 Day Eurodollar, expires 06/15/09	14	3,345	1
90 Day Eurodollar, expires 12/15/08	106	25,361	31
90 Day Eurodollar, expires 12/17/07	3	714	2
90 Day Eurodollar, expires 09/15/08	10	2,392	(7)
90 Day Eurodollar, expires 12/17/07	15	3,572	20
90 Day Eurodollar, expires 03/16/09	8	1,913	(3)
90 Day LIBOR,, expires 03/19/08	5	1,223	—
90 Day LIF, expires 03/20/08	10	2,446	(3)
90 Day LIF, expires 09/18/08	15	3,683	(4)
90 Day LIF, expires 12/18/08	21	5,159	(3)
EURIBOR, expires 12/16/08	12	4,158	(6)
EURIBOR, expires 06/17/08	29	10,042	(1)
EURIBOR, expires 03/17/08	10	3,461	(3)
Euro BOBL, expires 12/31/07	3	468	—
Euro Gas Futures, expires 03/17/09	3	1,040	(2)

22 See financial notes

 Schwab Viewpoints Fund

Portfolio Holdings continued

	Number of	Contract	Unrealized
	Contracts	Value	Gains/Losses

UK Treasury Bond, expires 12/27/07	1	223	—

			25

Futures Contracts – Short

2 Years, U.S. Treasury Note, expires 12/31/07	13	2,692	(7)
5 Years, U.S. Treasury Note, expires 12/31/07	169	18,141	(82)
U.S. Treasury Bond, expires 12/19/07	52	5,855	(54)
10 Years, U.S. Treasury Note, expires 12/19/07	29	3,190	(43)
LIBOR, expires 06/25/08	42	10,297	14
U.S. Treasury Bond, expires 12/19/07	44	4,954	(48)

			(220)

Net realized losses on futures			(195)

	Currency	Amount of	Currency	Amount of
Expiration	to be	Currency to be	to be	Currency to be	Unrealized
Date	Received	Received	Delivered	Delivered	Gains / Losses

Forward Foreign Currency Contracts

11/01/2007	CAD	14	USD	14	1
03/13/2008	CLP	17	USD	34	2
03/13/2008	USD	34	CLP	17	(2)
11/05/2007	USD	81	EUR	56	(2)
03/31/2008	USD	1,192	EUR	822	(29)
12/13/2007	JPY	54,801	USD	478	(3)
03/13/2008	MXN	946	USD	88	5
03/13/2008	USD	88	MXN	946	(2)
07/02/2008	BRL	1,010	USD	565	64
12/20/2007	CAD	14	USD	15	—
11/01/2007	USD	1,557	GBP	749	(49)
12/20/2007	USD	1,499	GBP	722	(9)
01/07/2008	USD	880	GBP	424	(30)
01/18/2008	USD	1,481	GBP	714	(32)
01/23/2008	USD	659	GBP	318	(10)
04/04/2008	USD	1,442	GBP	697	(25)
11/01/2007	GBP	27	USD	56	1
04/21/2008	USD	1,660	GBP	803	(32)
11/02/2007	USD	3	RUB	78	—
11/02/2007	RUB	78	USD	3	—
12/10/2007	RUB	276	USD	11	1
07/10/2008	RUB	7,330	USD	295	5
05/30/2008	KRW	10,559	USD	12	—
05/30/2008	USD	52	KRW	46,231	(2)
08/04/2008	KRW	34,988	USD	39	1
01/10/2008	CNY	6,653	USD	905	3

Net realized losses on Forward Foreign Currency Contracts					(144)

See financial notes 23

 Schwab Viewpoints Fund

Statement of
Assets and Liabilities
As of October 31, 2007. All numbers x 1,000 except NAV.

Assets
Investments, at value (cost $134,446)		$148,112
Foreign currency (cost $619)		629
Receivables:
Investments sold		9,213
Investments sold short		5,038
Interest		388
Due from brokers for futures		116
Dividends		99
Fund shares sold		20
Foreign tax reclaims		31
Unrealized gains on swap agreements		471
Unrealized gains on forward foreign currency contracts		83
Prepaid expenses	+	1

Total assets		164,201

Liabilities
Securities sold short, at value (proceeds $5,029)		5,018
Options written , at value (proceeds $277)		263
Premium on swap agreements		356
Payables:
Investments bought		17,997
Investment adviser and administrator fees		17
Transfer agent and shareholder services fees		3
Fund shares redeemed		30
Due to brokers for futures		20
Payable to custodian		5
Unrealized losses on swap agreements		237
Unrealized losses on forward foreign currency contracts		227
Accrued expenses	+	160

Total liabilities		24,333

Net Assets
Total assets		164,201
Total liabilities	−	24,333

Net assets		$139,868
Net Assets by Source
Capital received from investors		117,560
Net investment income not yet distributed		2,312
Net realized capital gains		6,387
Net unrealized capital gains		13,609

Net Asset Value (NAV) by Shares Class

			Shares
Share Class	Net Assets	÷	Outstanding	=	NAV

Investor Shares	$112,318		8,102		$13.86
Select Shares	27,550		1,985		13.88

24 See financial notes

 Schwab Viewpoints Fund

Statement of
Operations
For November 1, 2006 through October 31, 2007. All numbers x 1,000.

Investment Income
Dividends (net of foreign withholding taxes of $63)		$1,680
Interest	+	2,516

Total Investment Income		4,196

Net Realized Gains and Losses
Net realized gains on investments		7,571
Net realized losses on short sales		(751)
Net realized losses on foreign currency translations		(190)
Net realized losses on written option contracts		(23)
Net realized losses on futures contracts		(20)
Net realized gains on swap agreements	+	719

Net realized gains		7,306

Net Unrealized Gains and Losses
Net unrealized gains on investments		3,905
Net unrealized gains on short sales		750
Net unrealized losses on foreign currency translations		(91)
Net unrealized gains on written option contracts		43
Net unrealized losses on futures contracts		(318)
Net unrealized gains on swap agreements	+	123

Net unrealized gains		4,412

Expenses
Investment adviser and administrator fees		1,139
Transfer agent and shareholder service fees:
Investor Shares		297
Select Shares		57
Shareholder reports		106
Custodian fees		78
Portfolio accounting fees		76
Professional fees		49
Registration fees		30
Trustees’ fees		6
Overdraft expense		5
Other expenses	+	5

Total expenses		1,848
Expense reduction by adviser and Schwab	−	269
Custody credits	−	128

Net expenses		1,451

Increase in Net Assets from Operations
Total investment income		4,196
Net expenses	−	1,451

Net investment income		2,745
Net realized gains		7,306
Net unrealized gains	+	4,412

Increase in net assets from operations		$14,463

See financial notes 25

 Schwab Viewpoints Fund

Statements of
Changes in Net Assets
For the current and prior report periods. All numbers x 1,000.

Operations

		11/1/06-10/31/07	11/1/05-10/31/06
Net investment income		$2,745	$2,769
Net realized gains		7,306	5,964
Net unrealized gains	+	4,412	3,185

Increase in net assets from operations		14,463	11,918

Distributions to Shareholders
Distributions from net investment income
Investor Shares		2,110	1,595
Select Shares	+	541	137

Total distributions from net investment income		2,651	1,732

Distributions from net realized gains
Investor Shares		5,431	3,736
Select Shares	+	1,254	277

Total distributions from net realized gains		6,685	4,013

Total distributions		$9,336	$5,745

Transactions in Fund Shares

		11/1/06-10/31/07		11/1/05-10/31/06
		SHARES	VALUE	SHARES	VALUE

Shares Sold
Investor Shares		616	$8,271	1,613	$20,830
Select Shares	+	375	5,047	1,710	21,953

Total shares sold		991	$13,318	3,323	$42,783

Shares Reinvested
Investor Shares		555	$7,169	395	$5,034
Select Shares	+	127	1,635	30	387

Total shares reinvested		682	$8,804	425	$5,421

Shares Redeemed
Investor Shares		(2,169)	($29,082)	(3,008)	($38,807)
Select Shares	+	(623)	(8,345)	(349)	(4,516)

Total shares redeemed		(2,792)	($37,427)	(3,357)	($43,323)

Net transactions in fund shares		(1,119)	($15,305)	391	$4,881

Shares Outstanding and Net Assets
		11/1/06-10/31/07		11/1/05-10/31/06
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		11,206	$150,046	10,815	$138,992
Total increase or decrease	+	(1,119)	(10,178)	391	11,054

End of period		10,087	$139,868	11,206	$150,046

Net investment income not yet distributed			$2,312		$2,194

26 See financial notes

 Schwab Viewpoints Fund

Financial Notes

1. Business Structure of the Fund:

Schwab Viewpoints Fund is a series of Schwab Capital Trust (the “trust”), a no-load, open-end management investment company. The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940 (the “1940 Act”), as amended. The list below shows all the funds in the trust including the fund discussed in this report, which is highlighted:

Schwab Capital Trust (organized May 7, 1993)
Schwab Viewpoints Fund
Schwab S&P 500 Index Fund
Schwab Institutional Select S&P 500 Fund
Schwab Small-Cap Index Fund
Schwab Total Stock Market Index Fund
Schwab International Index Fund
Schwab MarketTrack All Equity Portfolio
Schwab MarketTrack Growth Portfolio
Schwab MarketTrack Balanced Portfolio
Schwab MarketTrack Conservative Portfolio
Laudus U.S. MarketMasters Fund
Laudus Small-Cap MarketMasters Fund
Laudus International MarketMasters Fund
Schwab Premier Equity Fund
Schwab Core Equity Fund
Schwab Dividend Equity Fund
Schwab Large-Cap Growth Fund
Schwab Small-Cap Equity Fund
Schwab Hedged Equity Fund
Schwab Financial Services Fund
Schwab Health Care Fund
Schwab Technology Fund
Schwab Target 2010 Fund
Schwab Target 2020 Fund
Schwab Target 2030 Fund
Schwab Target 2040 Fund
Schwab Retirement Income Fund
Schwab Fundamental US Large Company Index Fund
Schwab Fundamental US Small-Mid Company Index Fund
Schwab Fundamental International Large Company Index Fund

Schwab Viewpoints Fund offers two share classes: Investor Shares and Select Shares®. Shares of each class represent interest in the same portfolio, but each class has different expenses and investment minimums.

Shares are bought and sold at net asset value, or NAV, which is the price for all outstanding shares. Each share has a par value of 1/1,000 of a cent, and the trustees may authorize the issuance of as many shares as necessary.

Effective May 1, 2006, the Laudus Balanced MarketMasters Fund was renamed the Schwab Viewpoints Fund.

2. Significant Accounting Policies:

The following is a summary of the significant accounting policies the fund used in the preparation of financial statements. The accounting policies are in conformity with accounting principles generally accepted in the United States of America.

(a) Security Valuation:

The fund values the securities in its portfolio every business day. The fund uses the following policies to value various types of securities:

•	Securities traded on an exchange or over-the-counter: valued at the closing value for the day, or, on days when no closing value has been reported, halfway between the most recent bid and asked quotes. Securities that are primarily traded on foreign exchanges are valued at the closing values of such securities on their respective exchanges with these values then translated into U.S. dollars at the current exchange rate.

•	Securities for which no quoted value is available or when a significant event has occurred between the time of the security’s last close and the time the fund calculates net asset value: valued at fair value, as determined in good faith by the fund’s investment adviser using guidelines adopted by the fund’s Board of Trustees and the Pricing Committee. Some of the more common reasons that may necessitate that a security be valued at fair value include: the security’s trading has been halted or suspended; the security has been de-listed from a national exchange; the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; or the security’s primary pricing source is not able or willing to provide a price, or certain foreign securities’ closing market values adjusted for changes in value that may occur between the close of a foreign exchange and the time at which the fund’s shares are priced. The Board of Trustees regularly reviews fair value determinations made by the funds pursuant to the procedures.

•	Bonds and notes: valued at halfway between the most recent bid and asked quotes or, if such quotes are unavailable, at prices for securities of comparable maturity, credit quality and type. Valuations for bonds and notes are provided by an independent bond-pricing service.

 27

 Schwab Viewpoints Fund

Financial Notes, (continued)

2. Significant Accounting Policies (continued):

•	Futures and forward currency contracts: valued at their settlement prices as of the close of their exchanges (for futures) or at a market value based on that day’s exchange rates (for forwards). When a fund closes out a futures or forwards position, it calculates the difference between the value of the position at the beginning and at the end of the contract, and records a realized gain or loss accordingly.

•	Swap and Swaption (option on Swap) agreements: valued based on a model that utilizes market data, including swap yield curves to calculate prices, or are based on dealer quotes.

•	Options: open contracts are valued at their last quoted sale price.

•	Short-term securities (60 days or less to maturity): valued at amortized cost.

•	Mutual funds: valued at their respective net asset values as determined by those funds in accordance with the 1940 Act for a given day.

(b) Portfolio Investments:

Futures Contract: The fund may invest in futures contracts. Futures contracts involve certain risks because they can be very sensitive to market movements.

One risk is that the price of a futures contract may not move in perfect correlation with the price of the underlying securities. Another risk is that, at certain times, it may be impossible for a fund to close out a position in a futures contract, due to a difference in trading hours or to market conditions that may reduce the liquidity for a futures contract or its underlying securities. The potential for losses associated with futures contracts may exceed amounts recorded in the Statement of Assets and Liabilities.

Because futures contracts carry inherent risks, a fund must give the broker a deposit of cash and/or securities (the “initial margin”) whenever it enters into the futures contract. The amount of the deposit may vary from one contract to another, but it is generally a percentage of the contract amount.

Futures are traded publicly on exchanges, and their market value changes daily. A fund records the daily change in market value of futures, and also the change in the amount of margin deposit required (“due to/from broker”).

Forward Currency Contract: The fund may invest in forward currency contracts in connection with the purchase and sale of portfolio securities to minimize the uncertainty of changes in future foreign currency exchange rates. “Forwards”, as they are known, are contracts to buy and sell a currency at a set price on a future date. Forwards are similar to futures except that they are not publicly traded, but are agreements directly between two parties.

As with futures, forwards involve certain risks that are not fully reflected in the fund’s financials. If counter-parties to the contracts or if the value of the foreign currency changes unfavorably, the fund could sustain a loss.

Short Sale: The fund may sell securities short (sell securities it does not own). When it does so, the fund also places assets worth at least 100% of the value of the short securities into a segregated account as collateral. If the market value of the short securities subsequently falls, the fund can realize a gain by closing the position. However, if the value rises, the fund typically would have to add to its collateral or close out its short position at a loss. The potential for losses associated with short positions is much greater than the original value of the securities sold short and exceeds amounts recorded in the Statement of Assets and Liabilities.

Repurchase Agreements: The fund may enter into repurchase agreements. In a repurchase agreement, the fund buys a security from another party (usually a financial institution) with the agreement that it be sold back in the future. The date, price and other conditions are all specified when the agreement is created.

The fund’s repurchase agreements will be fully collateralized by U.S. government securities. All collateral is held by the fund’s custodian (or, with tri-party agreements, the agent’s bank) and is monitored daily to ensure that its market value is at least equal to the repurchase price under the agreement.

Swap Agreements: The fund may enter into swap agreements. In an interest rate swap, a fund and counterparty agree to swap payments that are based on two different interest rates.

The counterparty is typically a large financial institution, and the terms of the swap are specified in advance. For example, a fund may agree that for six months it will pay the counterparty the equivalent of the interest on a given amount invested at

28

 Schwab Viewpoints Fund

Financial Notes, (continued)

2. Significant Accounting Policies (continued):

LIBOR (the London Interbank Offered Rate). In exchange, the counterparty might agree to pay a fund the equivalent of the same amount invested in a certain bond index during this same six month period.

A credit swap or credit default swap is a bilateral financial contract in which one counterparty (the protection buyer) pays a periodic fee, typically expressed in basis points on a notional amount, in return for a contingent payment by the protection seller following a credit event of a reference entity. The definitions of a credit event and the settlement mechanism used to determine the contingent payment are flexible and determined by negotiation between the counterparties at the inception of the transaction.

Swap agreements carry certain risks. Because the net gains or losses stemming from a swap agreement depend on the movements of one rate relative to another, a fund could experience unanticipated losses if one or both rates failed to behave as expected. A fund also could lose money in an interest rate swap or a credit default swap if the counterparty failed to honor the terms of the swap agreement.

Options: The fund is authorized to write options and purchase put and call options. The risk in writing a call option is that the fund gives up the opportunity for profit if the market price of the security increases. The risk in writing a put option is that the fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in purchasing an option is that a fund pays a premium whether or not the option is exercised. The fund also has the additional risk of being unable to enter into a closing transaction at an acceptable price if a liquid secondary market does not exist.

Delayed-Delivery: The fund may buy securities on a delayed-delivery basis. In these transactions, the fund agrees to buy a security for a stated price, with settlement generally occurring within two weeks. If the security’s value falls before settlement occurs, the fund could end up paying more for the security than its market value at the time of settlement. The fund has set aside sufficient securities as collateral for those securities bought on a delayed-delivery basis.

TBA: The fund may enter into “TBA” (to be announced) purchase commitments to purchase securities for a fixed price at a future date, typically not exceeding 45 days. TBAs may be considered securities in themselves, and involve a risk of loss if the value of the security to be purchased declines prior to settlement date.

Mortgage Dollar Roll: The funds may enter into mortgage dollar roll transactions. In these transactions, a fund sells mortgagebacked securities for delivery in the current month and simultaneously agrees to buy back, on a given date in the future, securities of a similar type, coupon rate and maturity. Dollar roll transactions involve the risk that the market value of the security sold short by the fund may decline below the repurchase price of similar securities.

(c) Security Transactions:

Security transactions are recorded as of the date the order to buy or sell the security is executed. Realized gains and losses from security transactions are based on the identified costs of the securities involved. Gains and losses from paydowns on mortgage and asset backed securities are recorded as adjustments to interest income.

If the fund sells securities short, it records the proceeds received as an asset and the obligation to buy back the securities as a liability. At the time a short sale is initiated, the asset and liability are of equal value and effectively cancel each other out. Subsequently, the fund values the liability side of the transaction according to the market price of the securities sold short, and values the asset side according to the value of the proceeds. When the fund closes out a short position (buys the security), it records the outcome as a realized gain or loss. Interest and dividends accrued on securities sold short is recorded as an expense on the fund’s records.

Options purchased are recorded as assets to the extent of premium paid and written options are recorded as liabilities to the extent of premiums received. The fund will realize a gain or loss when the option transaction expires or closes. When an option is exercised, the proceeds on sales for a written call option, the purchase cost for a written put option, or the cost of a security for a purchased put or call option is adjusted by the amount of the premium received or paid.

Swap premiums paid are recorded as assets and premiums received are recorded as liabilities. The fund begins recording gains and losses on swaps based on the effective date and terms of the swap agreement. Realized gains and losses are recognized on interest rate swaps at the termination or closing of the agreement on credit default swaps record gains or losses are recognized when a credit event occurs involving the underlying entity.

 29

 Schwab Viewpoints Fund

Financial Notes, (continued)

2. Significant Accounting Policies (continued):

Assets and liabilities denominated in foreign currencies are reported in U.S. dollars. For assets and liabilities held on a given date, the dollar value is based on market exchange rates in effect on that date. Transactions involving foreign currencies, including purchases, sales, income receipts and expense payments, are calculated using exchange rates in effect on the transaction date.

(d) Investment Income:

Dividends and distributions from portfolio securities and underlying funds are recorded on the date they are effective (the ex-dividend date), although the fund records certain foreign security dividends on the day it learns of the ex-dividend date.

Interest income is recorded as it accrues. If the fund buys a debt security at a discount (that is, for less than its face value) or a premium (more than face value), it amortizes the discount or premium from the current date up to maturity. The fund then increases (in the case of discounts) or reduces (in the case of premiums) the income it records from the security. If the security is callable (meaning that the issuer has the option to pay it off before its maturity date), then the fund amortizes the premium to the security’s call date and price, rather than the maturity date and price.

(e) Expenses:

Expenses that are specific to a fund or a class within the trust are charged directly to that fund or class. Expenses that are common to all funds within the trust generally are allocated among the funds in proportion to their average daily net assets.

For funds offering multiple share classes, the net investment income, other than class specific expenses, and the realized and unrealized gains or losses, are allocated daily to each class in proportion to its net assets.

The net investment income, other than class specific expenses, and the realized and unrealized gains or losses, are allocated daily to each class in proportion to its net assets.

(f) Distributions to Shareholders:

The fund makes distributions from net investment income and net realized capital gains once a year.

(g) Custody Credit:

The fund has an arrangement with its custodian bank under which the fund receives a credit for its uninvested cash balance to offset its custody fees and accounting fees. The credit amounts (if any) are disclosed in the Statement of Operations as a reduction to the fund’s operating expenses.

(h) Accounting Estimates:

The accounting policies described in this report conform with accounting principles generally accepted in the United States of America. Notwithstanding this, shareholders should understand that in order to follow these principles, fund management has to make estimates and assumptions that affect the information reported in the financial statements. It’s possible that once the results are known, they may turn out to be different from these estimates.

(i) Federal Income Taxes:

The fund intends to meet federal income and excise tax requirements for regulated investment companies. Accordingly, the fund distributes substantially all of its net investment income and realized net capital gains (if any) to its respective shareholders each year. As long as a fund meets the tax requirements, it is not required to pay federal income tax.

The fund maintains its own account for purposes of holding assets and accounting, and is considered a separate entity for tax purposes.

(j) Indemnification:

Under the fund’s organizational documents, the officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business the fund enters into contracts with their vendors and others that provide general indemnifications. The fund’s maximum exposure under these arrangements is unknown

30

 Schwab Viewpoints Fund

Financial Notes, (continued)

2. Significant Accounting Policies (continued):

as this would involve future claims that may be made against the fund. However, based on experience, the fund expects the risk of loss to be remote.

(k) New Accounting Standards:

Financial Accounting Standards Board Interpretation (FIN) No. 48 — Accounting for Uncertainty in Income Taxes — an Interpretation of SFAS No. 109, was issued in July 2006 and is effective for fiscal years beginning after December 15, 2006. This Interpretation provides new requirements for the recognition, measurement, and disclosure in the financial statements of a tax position taken or expected to be taken in a tax return when there is uncertainty about whether that tax position will ultimately be sustained. A fund with a fiscal year ending October 31 will implement FIN 48 no later than April 30, 2008, and it will apply to all open tax years.

Management is currently evaluating the impact of adopting FIN 48, and at this time, believes that the adoption will have no material impact on the fund’s financial statements.

In September 2006, the Financial Accounting Standards Board (FASB) issued Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (SFAS No. 157). SFAS No. 157 defines fair value, establishes a framework for measuring fair value in accordance with generally accepted accounting principles and expands disclosure about fair value measurements. SFAS No. 157 is effective for fiscal years beginning after November 15, 2007.

Management is currently evaluating the impact of adopting SFAS No. 157 on the fund’s financial statements.

3.	Affiliates and Affiliated Transactions:
(All dollar amounts are x 1,000)

Charles Schwab Investment Management, Inc. (CSIM or the investment adviser), a wholly owned subsidiary of The Charles Schwab Corporation, serves as the fund’s investment adviser and administrator pursuant to an Investment Advisory and Administration Agreement (Advisory Agreement) between it and the trust.

For its advisory and administrative services to the fund, the investment adviser is entitled to receive an annual fee payable monthly based on the fund’s average daily net assets described as follows:

Average daily net assets

First $500 million	0.775%
$500 million to $1 billion	0.75%
Over $1 billion	0.725%

Charles Schwab & Co., Inc. (“Schwab”) is an affiliate of the investment adviser and is the trust’s transfer agent and shareholder services agent.

For its transfer agent and shareholder services, Schwab is entitled to receive an annual fee payable monthly based on the fund’s average daily net assets described as follows:

	Transfer Agent Fees	Shareholder Service Fees

Investor Shares	0.05%	0.20%
Select Shares	0.05%	0.15%

Although these agreements specify certain fees for these services, CSIM and Schwab have made additional agreements with the fund to limit the total expenses charged, excluding interest, taxes and certain non-routine expenses through February 27, 2008, as follows:

Investor Shares	1.10%
Select Shares	0.95%

The fund may make direct transactions with certain other Schwab Funds when practical. When one fund is seeking to sell a security that another is seeking to buy, an interfund transaction can allow both funds to benefit by reducing transaction costs. This practice is limited to funds that share the same investment adviser, trustees and officers. As of October 31, 2007, Schwab Viewpoints Fund’s total security transactions with other Schwab Funds was $107.

 31

 Schwab Viewpoints Fund

Financial Notes, (continued)

3.	Affiliates and Affiliated Transactions (continued): (All dollar amounts are x 1,000)

Pursuant to an exemptive order issued by the SEC, the fund may enter into interfund borrowing and lending transactions within the Schwab Funds. All loans are for temporary or emergency purposes only. The interest rate charged on the loan is the average of the overnight repurchase agreement rate and the short-term bank loan rate. The interfund lending facility is subject to the oversight and periodic review of the Board of Trustees of the Schwab Funds. There was no interfund borrowing or lending activity for the fund during the period.

Trustees

Trustees may include people who are officers and / or directors of the investment adviser or Schwab. Federal securities law limits the percentage of such “interested persons” who may serve on a trust’s board, and the trust was in compliance with these limitations throughout the report period. The trust did not pay any of these persons for their service as trustees, but it did pay non-interested persons (independent trustees), as noted in the fund’s Statement of Operations.

4.	Borrowing from Banks:

The funds may borrow money from banks and custodians. The funds may obtain temporary bank loans through the trusts to which they belong, to use for meeting shareholder redemptions or for extraordinary or emergency purposes. The Schwab Funds have custodian overdraft facilities and an uncommitted line of credit arrangements of $150 million and $100 million with State Street Corporation, and Bank of America, N.A., respectively. The funds pay interest on the amounts they borrow at rates that are negotiated periodically. There were no borrowings from the line of credit for the fund during the period.

5.	Purchases and Sales of Investment Securities:
(All dollar amounts are x 1,000)

For the fiscal year ended October 31, 2007, purchases and sales of securities (excluding short-term obligations, government securities and securities sold short) were as follows:

Purchases of	Sales/Maturities
Securities	of Securities

$64,749	$84,359

For the fiscal year ended October 31, 2007, purchases and sales of long-term government security transactions were as follows:

Purchases of	Sales/Maturities
Securities	of Securities

$292,387	$282,133

6.	Options Written:
(All dollar amounts are x 1,000)

For the fiscal year ended October 31, 2007, the fund’s swaptions and option activity was as follows:

Options Written	Number of Contracts	Premiums

Beginning of Period	6	$44
Options Written	15	277
Options Closed	(7)	(35)
Options Expired	(1)	(9)
Options Exercised	—	—

End of Period	13	$277

32

 Schwab Viewpoints Fund

Financial Notes, (continued)

7.	Redemption Fee:
(All dollar amounts are x 1,000)

The fund may impose a short-term redemption fee on any fund shares that are redeemed or exchanged by a shareholder within a specified number of days of the purchase date. The fund charges 2.00% of early withdrawal fees on shares redeemed or exchanged 30 days or less after the purchase. Such amounts are net of the redemption fee proceeds on the Statement of Changes in Net Assets. The redemption fees charged during the current and prior fiscal year are:

	Current Period	Prior Period
	(11/01/06-10/31/07)	(11/01/05-10/31/06)

Investor Shares	$6	$4
Select Shares	—	—

8.	Federal Income Taxes:
(All dollar amounts are x 1,000)

As of October 31, 2007, the components of distributable earnings on a tax-basis were as follows:

Undistributed ordinary income	$3,456
Undistributed long-term capital gains	5,564
Unrealized appreciation	16,880
Unrealized depreciation	(3,769)
Other unrealized appreciation / (depreciation)	177

Net unrealized appreciation / (depreciation)	13,288

The primary difference between book-basis and tax-basis unrealized appreciation or unrealized depreciation of investments is the tax deferral of losses on wash sales.

Capital loss carry forwards may be used to offset future realized capital gains for federal income tax purposes. As of October 31, 2007, the fund had no capital loss carry forwards.

For tax purposes, realized net capital losses occurring after October 31, may be deferred and treated as occurring on the first day of the following fiscal year. As of October 31, 2007, the fund had no aggregate deferred realized net capital losses.

The tax-basis components of distributions paid during the current and prior fiscal years were:

	Current Period	Prior Period

Ordinary income	$2,651	$1,732
Long-term capital gains	6,685	4,013
Return of capital	—	—

Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to differing treatment for items such as non-U.S. currency gains and losses, short-term capital gains and losses; capital losses related to wash sales, unrealized appreciation of certain investment in non-U.S. securities: paydowns on fixed-income securities; and income on certain investments. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the fund for financial reporting purposes. The fund may also designate a portion of the amount paid to redeeming shareholders as a distribution for tax purposes.

The permanent book and tax basis differences may result in reclassifications between capital account and other accounts as required. The adjustments will have no impact on net assets or the results of operations. As of October 31, 2007, the fund made the following reclassifications:

Capital Shares	$—
Undistributed net investment income	24
Net realized capital gains and losses	(24)

 33

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders of:
Schwab Viewpoints Fund

In our opinion, the accompanying statement of assets and liabilities, including the portfolio holdings, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Schwab Viewpoints Fund (one of the portfolios constituting Schwab Capital Trust, hereafter referred to as the ‘Fund‘) at October 31, 2007, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as ‘financial statements‘) are the responsibility of the Fund’s management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2007 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
San Francisco, California
December 13, 2007

34

Other Federal Tax Information (unaudited):
(All dollar amounts are x 1,000)

For corporate shareholders, 49.90% percentage of the fund’s dividend distributions paid during the fiscal year ended October 31, 2007, qualify for the corporate dividends received deduction.

For the fiscal year ended October 31, 2007, the fund designates $1,710 of the dividend distributions as qualified dividends for the purpose of the maximum rate under section 1(h)(ii) of the Internal Revenue Code. Shareholders will be notified in January 2008 via IRS form 1099 of the amounts for use in preparing their 2007 income tax return.

 35

Investment Advisory and Sub-Advisory Agreement Approval

The Investment Company Act of 1940 (the “1940 Act”) requires that initial approval of, as well as the continuation of, a fund’s investment advisory agreements must be specifically approved (1) by the vote of the trustees or by a vote of the shareholders of the fund, and (2) by the vote of a majority of the trustees who are not parties to the investment advisory agreements or “interested persons” of any party (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval. In connection with such approvals, the fund’s trustees must request and evaluate, and the investment adviser is required to furnish, such information as may be reasonably necessary to evaluate the terms of the advisory agreements. In addition, the Securities and Exchange Commission (the “SEC”) takes the position that, as part of their fiduciary duties with respect to fund fees, fund boards are required to evaluate the material factors applicable to a decision to approve an investment advisory agreement.

Consistent with these responsibilities, the Board of Trustees (the “Board” or the “Trustees”, as appropriate) calls and holds one or more meetings each year that are dedicated, in whole or in part, to considering whether to renew the investment advisory agreements between Schwab Capital Trust (the “Trust”) and CSIM (the “Agreement”) with respect to existing funds in the Trust, including the fund covered in this annual report, and the individual sub-advisory agreements between CSIM and Gardner Lewis Asset Management L.P., Harris Associates L.P., Pacific Investment Management Company LLC and TCW Investment Management Company (collectively, the “Sub-Advisers”). Such investment advisory and sub-advisory agreements are collectively referred to herein as the “Agreements”. The Trustees also review certain other agreements pursuant to which CSIM provides investment advisory services to certain other registered investment companies. In preparation for the meeting(s), the Board requests and reviews a wide variety of materials provided by CSIM and the Sub-Advisers, including information about their affiliates, personnel and operations. The Board also receives extensive data provided by third parties. This information is in addition to the detailed information about the fund that the Board reviews during the course of each year, including information that relates to fund operations and fund performance. The Independent Trustees receive advice from independent counsel to the Independent Trustees, including a memo regarding the responsibilities of trustees for the approval of investment advisory contracts. In addition, the Independent Trustees meet in executive session outside the presence of fund management and participate in question and answer sessions with representatives of CSIM and the Sub-Advisers, as appropriate. The Board also discusses with CSIM the fund’s operations and CSIM’s ability, consistent with the “manager of managers” structure of the fund to (i) identify and recommend to the trustees sub-advisers for the fund, (ii) monitor and oversee the performance and investment capabilities of each sub-adviser, and (iii) recommend the replacement of a sub-adviser when appropriate.

The Board, including a majority of the Independent Trustees, considered information specifically relating to its consideration of the continuance of the Agreements at meetings held on May 2, 2007, and June 5, 2007, and approved the renewal of the Agreements for an additional one year term at the meeting held on June 5, 2007. The Board’s approval of the Agreements was based on consideration and evaluation of a variety of specific factors discussed at these meetings and at prior meetings, including:

1.	the nature, extent and quality of the services provided to the fund under the Agreements, including the resources of CSIM and its affiliates, and the Sub-Advisers, dedicated to the fund;

2.	each fund’s investment performance and how it compared to that of certain other comparable mutual funds;

3.	each fund’s expenses and how those expenses compared to those of certain other comparable mutual funds and other types of accounts;

4.	the profitability of CSIM and its affiliates, including Charles Schwab & Co., Inc. (“Schwab”), with respect to each fund, including both direct and indirect benefits accruing to CSIM and its affiliates, as well as the profitability of the Sub-Advisers; and

5.	the extent to which economies of scale would be realized as the fund grows and whether fee levels in the Agreements reflect those economies of scale for the benefit of fund investors.

Nature, Extent and Quality of Services.  The Board considered the nature, extent and quality of the services provided by CSIM to the fund and the resources of CSIM and its affiliates dedicated to the fund. In this regard, the Trustees evaluated, among other things, CSIM’s personnel, experience, track record and compliance program. The information considered by the Trustees included specific information concerning changes in the nature, extent and quality of services provided by CSIM since the Trustees had last considered approval of the Agreements. The Trustees also considered investments in CSIM’s mutual fund infrastructure and the fact that Schwab’s wide range of products, services, and channel alternatives such as free advice,

36

investment and research tools, Internet access, and an array of account features that benefit the fund and its shareholders. The Trustees also considered CSIM’s top three ranking in an independent survey regarding mutual fund client loyalty, Schwab’s excellent reputation as a full service brokerage firm and its overall financial condition. In addition, the Trustees considered that many of the fund’s shareholders are also brokerage clients of Schwab. The Board also considered the nature, extent and quality of the sub-advisory services provided by the Sub-Advisers to the fund and the resources each dedicates to the fund. In this regard, the Trustees evaluated among other things, each Sub-Adviser’s personnel, experience and compliance program. Following such evaluation, the Board concluded, within the context of its full deliberations, that the nature, extent and quality of services provided by CSIM and the Sub-Advisers to the fund and the resources of CSIM, and its affiliates, and the Sub-Advisers dedicated to the fund supported renewal of the Agreements.

Fund Performance.  The Board considered fund performance in determining whether to renew the Agreements. Specifically, the Trustees considered each fund’s performance relative to a peer group and peer category of other mutual funds and appropriate indices/benchmarks, in light of total return, yield, when applicable, and market trends. As part of this review, the Trustees considered the composition of the peer group and peer category, selection criteria and the reputation of the third party who prepared the peer group and peer category analysis. In evaluating the performance of each fund, the Trustees considered both risk and shareholder risk expectations for such fund and the appropriateness of the benchmark used to compare the performance of each fund. In addition, the Trustees considered whether irrespective of relative performance, each Sub-Adviser’s absolute performance was consistent with expectations for such Sub-Adviser’s unique investment methodology. The Trustees further considered the level of fund performance in the context of its review of fund expenses and adviser profitability discussed below. Following such evaluation the Board concluded, within the context of its full deliberations, that the performance of the fund supported renewal of the Agreements.

Fund Expenses.  With respect to the fund’s expenses, the Trustees considered the rate of compensation called for by the Agreements, and each fund’s net operating expense ratio, in each case, in comparison to those of other comparable mutual funds, such peer groups and comparisons having been selected and calculated by an independent third party. The Trustees considered the effects of CSIM’s and Schwab’s historical practice of voluntarily waiving management and other fees to prevent total fund expenses from exceeding a specified cap. The Trustees also considered fees charged by CSIM and the Sub-Advisers to other similarly managed mutual funds and to other types of accounts, such as separate accounts, pooled vehicles, and wrap accounts, but, with respect to such other types of accounts, accorded less weight to such comparisons due to the different legal, regulatory, compliance and operating features of mutual funds as compared to these other types of accounts. Following such evaluation, the Board concluded, within the context of its full deliberations, that the expenses of the fund are reasonable and supported renewal of the Agreements.

Profitability.  With regard to profitability, the Trustees considered the compensation flowing to CSIM and its affiliates, directly or indirectly and the compensation flowing to the Sub-Advisers, directly or indirectly. In this connection, the Trustees reviewed management’s profitability analyses, together with certain commentary thereon from an independent accounting firm. The Trustees also considered any other benefits derived by CSIM and the Sub-Advisers from their relationship with the fund, such as whether, by virtue of its management of the fund, CSIM or any Sub-Adviser obtains investment information or other research resources that aid it in providing advisory services to other clients. The Trustees considered whether the varied levels of compensation and profitability under the Agreements and other service agreements were reasonable and justified in light of the quality of all services rendered to each fund by CSIM and the Sub-Advisers and their respective affiliates. The Board also considered the profitability of the Sub-Advisers with respect to the sub-advisory services they provide to the fund, although, when doing so, the Board took into account the fact that the Sub-Advisers are compensated by CSIM, and not by the fund directly, and such compensation with respect to any Sub-Adviser reflects an arms-length negotiation between the Sub-Adviser and CSIM. The Board also considered information relating to changes to CSIM’s business operations and how these changes affected CSIM’s profitability under the Agreements. Based on this evaluation, the Board concluded, within the context of its full deliberations, that the profitability of CSIM and the Sub-Advisers is reasonable and supported renewal of the Agreements.

Economies of Scale.  The Trustees considered the existence of any economies of scale and whether those are passed along to a fund’s shareholders through a graduated investment advisory fee schedule or other means, including any fee waivers by CSIM and its affiliates. In this regard, and consistent with their consideration of fund expenses, the Trustees considered that CSIM and Schwab have previously committed resources to minimize the effects on shareholders of diseconomies of scale during periods when fund assets were relatively small through their contractual expense waivers. For example, such diseconomies of scale may particularly affect newer funds or funds with investment strategies that are from time to time out of favor, but shareholders may benefit from the continued availability of

 37

such funds at subsidized expense levels. The Trustees also considered existing contractual investment advisory fee schedules that include lower fees at higher graduated asset levels. The Board also considered certain existing commitments by CSIM and Schwab that are designed to pass along potential economies of scale to fund shareholders. Based on this evaluation the Board concluded, within the context of its full deliberations, that the fund obtains reasonable benefit from economies of scale.

In the course of their deliberations, the Trustees did not identify any particular information or factor that was all-important or controlling. Based on the Trustees’ deliberation and their evaluation of the information described above, the Board, including all of the Independent Trustees, unanimously approved the continuation of the Agreements and concluded that the compensation under the Agreements is fair and reasonable in light of such services and expenses and such other matters as the trustees have considered to be relevant in the exercise of their reasonable judgment.

38

Trustees and Officers

The tables below give information as of October 31, 2007, about the trustees and officers for The Schwab Capital Trust, which includes the fund covered in this report. The “Fund Complex” includes the Charles Schwab Family of Funds, Schwab Capital Trust, Schwab Investments, Schwab Annuity Portfolios, and Laudus Trust. As of October 31, 2007, the Fund Complex included 70 funds.

The address for all trustees and officers is 101 Montgomery Street, San Francisco, CA 94104. You can find more information about the trustees and officers in the Statement of Additional Information, which is available free by calling 1-800-435-4000.

Independent Trustees
Name, Year of Birth,		Number of
and Position(s) with	Principal	Portfolios in
the trust; (Terms of	Occupations	Fund Complex
office, and length of	During the	Overseen by
Time Served1)	Past Five Years	the Trustee	Other Directorships

Mariann Byerwalter 1960 Trustee (Trustee of Schwab Capital Trust since 2000.)	Chairman of JDN Corporate Advisory LLC.	70	Board 1—Director, Redwood Trust, Inc. Board 2—Director, PMI Group, Inc.

Donald F. Dorward 1931 Trustee (Trustee of Schwab Capital Trust since 1989.)	Chief Executive Officer, Dorward & Associates (corporate management, marketing and communications consulting firm). From 1996-1999, Executive Vice President and Managing Director, Grey Advertising. Prior to 1996, President and Chief Executive Officer, Allen & Dorward Advertising.	60	None.

William A. Hasler 1941 Trustee (Trustee of Schwab Capital Trust since 2000.)	Dean Emeritus, Haas School of Business, University of California, Berkeley. Until February 2004, Co-Chief Executive Officer, Aphton Corp. (bio-pharmaceuticals).	70	Board 1—Director, Mission West Properties
Board 2—Director, TOUSA
Board 3—Director, Harris-Stratex Networks
Board 4—Director, Genitope Corp.
Board 5—Director & Non-Executive Chairman, Solectron Corp.
			Board 6—Director, Ditech Networks

Robert G. Holmes 1931 (Trustee of Schwab Capital Trust since 1989.)	Chairman, Chief Executive Officer and Director, Semloh Financial, Inc. (international financial services and investment advisory firm).	60	None.

Gerald B. Smith 1950 Trustee (Trustee of Schwab Capital Trust since 2000.)	Chairman, Chief Executive Officer and founder of Smith Graham & Co.(investment advisors).	60	Board 1—Board of Cooper Industries Board 2—Chairman of the Audit Committee of Oneok Partners LP

Donald R. Stephens 1938 Trustee (Trustee of Schwab Capital Trust since 1989.)	Managing Partner, D. R. Stephens & Company (investments).	60	None.

 39

Independent Trustees continued
Name, Year of Birth,		Number of
and Position(s) with	Principal	Portfolios in
the trust; (Terms of	Occupations	Fund Complex
office, and length of	During the	Overseen by
Time Served1)	Past Five Years	the Trustee	Other Directorships

Michael W. Wilsey 1943 Trustee (Trustee of Schwab Capital Trust since 1989.)	Chairman, Chief Executive Officer, Wilsey Bennett, Inc. (real estate investment and management, and other investments).	60	None.

Interested Trustees
Name, Year of Birth,		Number of
and Position(s) with	Principal	Portfolios in
the trust; (Terms of	Occupations	Fund Complex
office, and length of	During the	Overseen by
Time Served )	Past Five Years	the Trustee	Other Directorships

Charles R. Schwab[2] 1937 Chairman and Trustee (Chairman and Trustee of Schwab Capital Trust since 1989.)	Chairman, Chief Executive Officer and Director, The Charles Schwab Corporation, Charles Schwab & Co., Inc.; Chairman and Director, Charles Investment Management, Inc., Charles Schwab Bank, N.A.; Chairman and Chief Executive Officer, Schwab (SIS) Holdings Inc. I, Schwab International Holdings, Inc.; Chief Executive Officer and Director, Schwab Holdings, Inc. Through June 2007, Director, U.S. Trust Company, N.A., U.S. Trust Company of New York. Until May 2003, Co-Chief Executive Officer, The Charles Schwab Corporation.	60	None

Randall W. Merk[2] 1954 Trustee (Trustee of Schwab Capital Trust since 2005.)	Executive Vice President and President, Investment Management Services, Charles Schwab & Co., Inc.; Executive Vice President, Charles Schwab & Co., Inc. (2002— present); President and Chief Executive Officer, Charles Schwab Investment Management, Inc. (2007-present); Director, Charles Schwab Asset Management (Ireland) Limited and Charles Schwab Worldwide Funds PLC. From September 2002 to July 2004, Chief Executive Officer and President, Charles Schwab Investment Management, Inc. and Executive Vice President, Charles Schwab & Co., Inc.	70	None.

40

Officers of the Trust
Name, Year of Birth, and Position(s)
with the trust; (Terms of office, and
length of Time Served3)	Principal Occupations During the Past Five Years

Randall W. Merk 1954 President and Chief Executive Officer (Officer of Schwab Capital Trust since 2007.)	Executive Vice President and President, Investment Management Services, Charles Schwab & Co., Inc.; Executive Vice President, Charles Schwab & Co., Inc. (2002— present); President and Chief Executive Officer, Charles Schwab Investment Management, Inc. (2007-present); Director, Charles Schwab Asset Management (Ireland) Limited and Charles Schwab Worldwide Funds PLC. From September 2002 to July 2004, Chief Executive Officer and President, Charles Schwab Investment Management, Inc. and Executive Vice President, Charles Schwab & Co., Inc.

George Pereira 1964 Treasurer and Principal Financial Officer (Officer of Schwab Capital Trust since 2004.)	Senior Vice President and Chief Financial Officer, Charles Schwab Investment Management, Inc.; Chief Financial Officer, Laudus Trust and Laudus Variable Insurance Trust; Director, Charles Schwab Worldwide Fund, PLC and Charles Schwab Asset Management (Ireland) Limited. Through June 2007, Treasurer, Chief Financial Officer and Chief Accounting Officer, Excelsior Funds Inc., Excelsior Tax-Exempt Funds, Inc. and Excelsior Funds Trust; Chief Financial Officer, Mutual Fund Division, UST Advisors, Inc. From December 1999 to November 2004, Sr. Vice President, Financial Reporting, Charles Schwab & Co. Inc.

Kimon Daifotis 1959 Senior Vice President and Chief Investment Officer-Fixed Income (Officer of Schwab Capital Trust since 2004.)	Senior Vice President and Chief Investment Officer-Fixed Income, Charles Schwab Investment Management, Inc. Prior to 2004, Vice President and Sr. Portfolio Manager, Charles Schwab Investment Management, Inc.

Jeffrey Mortimer 1963 Senior Vice President and Chief Investment Officer-Equities (Officer of Schwab Capital Trust since 2004.)	Senior Vice President and Chief Investment Officer-Equities, Charles Schwab Investment Management, Inc.; Vice President and Chief Investment Officer, Laudus Trust and Laudus Variable Insurance Trust. Prior to 2004, Vice President and Sr. Portfolio Manager, Charles Schwab Investment Management, Inc.

Randall Fillmore 1960 Chief Compliance Officer and AML Officer (Officer of Schwab Capital Trust since 2002.)	Senior Vice President and Chief Compliance Officer, Charles Schwab Investment Management, Inc.; Senior Vice President, Charles Schwab & Co. Inc.; Chief Compliance Officer, Laudus Trust and Laudus Variable Insurance Trust. Through June 2007, Chief Compliance Officer, Excelsior Funds Inc., Excelsior Tax-Exempt Funds, Inc., and Excelsior Funds Trust. From 2002 to 2003, Vice President, Charles Schwab & Co., Inc. and Charles Schwab Investment Management, Inc.

Koji E. Felton 1959 Secretary and Chief Legal Officer (Officer of Schwab Capital Trust since 1998.)	Senior Vice President, Chief Counsel and Corporate Secretary, Charles Schwab Investment Management, Inc.; Senior Vice President and Deputy General Counsel, Charles Schwab & Co., Inc. Through June 2007, Chief Legal Officer, Excelsior Funds Inc., Excelsior Tax Exempt Funds, Inc. and Excelsior Funds Trust.

Catherine MacGregor 1964 Vice President (Officer of Schwab Capital Trust since 2005.)	Vice President, Charles Schwab & Co., Inc. and Charles Schwab Investment Management, Inc., Laudus Trust and Laudus Variable Insurance Trust; since 2006, Chief Counsel, Laudus Trust and Variable Insurance Trust. Until July 2005, Senior Associate, Paul Hastings Janofsky & Walker LLP.

Cathy Sabo 1964 Vice President (Officer of Schwab Capital Trust since 2005.)	Vice President-Compliance, Charles Schwab Investment Management, Inc., Laudus Trust and Laudus Variable Insurance Trust. Until 2004, Vice President, Client, Sales & Services Controls, Charles Schwab & Co., Inc.

 41

Officers of the Trust continued
Name, Year of Birth, and Position(s)
with the trust; (Terms of office, and
length of Time Served3)	Principal Occupations During the Past Five Years

Michael Haydel 1970 Vice President (Officer of Schwab Capital Trust since 2006.)	Vice President, Asset Management Client Services, Charles Schwab & Co., Inc.; Vice President and AML Officer, Laudus Trust and Laudus Variable Insurance Trust. Until March 2004, Director Charles Schwab & Co., Inc.

[1]	Trustees remain in office until they resign, retire or are removed by shareholder vote. The Schwab Funds retirement policy requires that independent trustees elected after January 1, 2000 retire at age 72 or after 20 years of service as a trustee, whichever comes first. Independent trustees elected prior to January 1, 2000 will retire on the following schedule: Messrs. Holmes and Dorward will retire on December 31, 2007, and Messrs. Stephens and Wilsey will retire on December 31, 2010.

[2]	In addition to their employment with the investment advisor and the distributor, Messrs. Schwab and Merk also own stock of The Charles Schwab Corporation. Mr. Schwab and Mr. Merk are Interested Trustees because they are employees of Schwab and/or the advisor.

[3]	The President, Treasurer and Secretary hold office until their respective successors are chosen and qualified or until he or she sooner dies, resigns, is removed or becomes disqualified. Each other officer serves at the pleasure of the Board.

42

Glossary

asset allocation The practice of dividing a portfolio among different asset classes, with each asset class assigned a particular percentage.

asset class A group of securities with similar structure and basic characteristics. Stocks, bonds and cash are the three main examples of asset classes.

beta A historical measure of an investment’s volatility relative to a market index (usually the S&P 500T). The index is defined as having a beta of 1.00. Investments with a beta higher than 1.00 have been more volatile than the index; those with a beta of less than 1.00 have been less volatile.

bond A security representing a loan from the investor to the issuer. A bond typically pays interest at a fixed rate (the “coupon rate”) until a specified date (the “maturity date”), at which time the issuer returns the money borrowed (“principal” or “face value”) to the bondholder. Because of their structure, bonds are sometimes called “fixed income securities” or “debt securities.”

An individual bond is subject to the credit risk of the issuer. Changes in interest rates can affect a bond’s market value prior to call or maturity. There is no guarantee that a bond’s yield to call or maturity will provide a positive return over the rate of inflation.

bond fund A bond fund is subject to the same credit, interest rate, and inflation risks as bonds. In addition, a bond fund incurs ongoing fees and expenses. A bond fund’s net asset value will fluctuate with the price of the underlying bonds and the portfolio turnover activity; return of principal is not guaranteed.

cap, capitalization See “market cap.”

capital gain, capital loss The difference between the amount paid for an investment and its value at a later time. If the investment has been sold, the capital gain or loss is considered a realized gain or loss. If the investment is still held, the gain or loss is still “on paper” and is considered unrealized.

earnings growth rate For a mutual fund, the average yearly rate at which the earnings of the companies in the fund’s portfolio have grown, measured over the past five years.

earnings per share (EPS) A company’s earnings, or net income, for the past 12 months, divided by the number of shares outstanding.

expense ratio The amount that is taken from a mutual fund’s assets each year to cover the fund’s operating expenses. An expense ratio of 0.50% means that a fund’s expenses amount to half of one percent of its average net assets a year.

market cap, market capitalization The value of a company as determined by the total value of all shares of its stock outstanding.

median market cap The midpoint of the range of market caps of the stocks held by a fund. There are different ways of calculating median market cap. With a simple median, half of the stocks in the fund’s portfolio would be larger than the median, and half would be smaller. With a weighted median (the type that is calculated for these funds), half of the fund’s assets are invested in stocks that are larger than the median market cap, and half in stocks that are smaller.

net asset value (NAV) The value of one share of a mutual fund. NAV is calculated by taking the fund’s total assets, subtracting liabilities, and dividing by the number of shares outstanding.

outstanding shares, shares outstanding When speaking of a company or mutual fund, indicates all shares currently held by investors.

price-to-book ratio (P/B) The market price of a company’s stock compared with its “book value.” A mutual fund’s P/B is the weighted average of the P/B of all stocks in the fund’s portfolio.

price-to-earnings ratio (P/E) The market price of a company’s stock compared with earnings over the past year. A mutual fund’s P/E is the weighted average of the P/E of all stocks in the fund’s portfolio.

return on equity (ROE) The average yearly rate of return for each dollar of investors’ money, measured over the past five years.

stock A share of ownership, or equity, in the issuing company.

total return The percentage that an investor would have earned or lost on an investment in the fund assuming dividends and distributions were reinvested.

weighted average For mutual funds, an average that gives the same weight to each security as the security represents in the fund’s portfolio.

yield The income paid out by an investment, expressed as a percentage of the investment’s market value.

 43

Notes

Schwab Funds® offers you an extensive family of mutual funds, each one based on a clearly defined investment approach and using disciplined management strategies. The list at right shows all Schwab Funds.

Whether you are an experienced investor or just starting out, Schwab Funds can help you achieve your financial goals. An investor should consider a fund’s investment objectives, risks, charges and expenses carefully before investing or sending money. This and other important information can be found in the fund’s prospectus. Please call 1-800-435-4000 for a prospectus and brochure for any Schwab Fund. Please read the prospectus carefully before you invest. This report must be preceded or accompanied by a current prospectus.

Proxy Voting Policies, Procedures and Results

A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting Schwab’s website at www.schwab.com/schwabfunds, the SEC’s website at www.sec.gov, or by contacting Schwab Funds at 1-800-435-4000.

Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available, without charge, by visiting Schwab’s website at www.schwab.com/schwabfunds or the SEC’s website at http://www.sec.gov.

The Schwab Funds Family®

Stock Funds
Schwab Premier Equity Fundtm
Schwab Core Equity Fundtm
Schwab Dividend Equity Fundtm
Schwab Large-Cap Growth Fundtm
Schwab Small-Cap Equity Fundtm
Schwab Hedged Equity Fundtm
Schwab Financial Services Fundtm
Schwab Health Care Fundtm
Schwab Technology Fundtm
Schwab Fundamental US Large Company Index Fundtm
Schwab Fundamental US Small-Mid Company Index Fundtm
Schwab Fundamental International Large Company Index Fundtm
Schwab Global Real Estate Fundtm
Schwab Institutional Select® S&P 500 Fund
Schwab S&P 500 Index Fund
Schwab 1000 Index® Fund
Schwab Small-Cap Index Fund®
Schwab Total Stock Market Index Fund®
Schwab International Index Fund®

Asset Allocation Funds
Schwab Viewpoints Fundtm
Schwab MarketTrack All Equity Portfoliotm
Schwab MarketTrack Growth Portfoliotm
Schwab MarketTrack Balanced Portfoliotm
Schwab MarketTrack Conservative Portfoliotm
Schwab Target 2010 Fund
Schwab Target 2020 Fund
Schwab Target 2030 Fund
Schwab Target 2040 Fund
Schwab Retirement Income Fund

Bond Funds
Schwab YieldPlus Fund®
Schwab Short-Term Bond Market Fundtm
Schwab Total Bond Market Fundtm
Schwab GNMA Fundtm
Schwab Inflation Protected Fundtm
Schwab Tax-Free YieldPlus Fundtm
Schwab Tax-Free Bond Fundtm
Schwab California Tax-Free YieldPlus Fundtm
Schwab California Tax-Free Bond Fundtm

Schwab Money Funds
Schwab offers an array of money market funds that seek high current income consistent with safety and liquidity.1 Choose from taxable or tax-advantaged alternatives. Many can be linked to your eligible Schwab account to “sweep” cash balances automatically, subject to availability, when you’re between investments. Or, for your larger cash reserves, choose one of our Value Advantage Investments®.

[1]	Investments in money market funds are neither insured nor guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency and, although they seek to preserve the value of your investment at $1 per share, it is possible to lose money

Investment Adviser
Charles Schwab Investment Management, Inc.
101 Montgomery Street, San Francisco, CA 94104
Funds
Schwab Funds®
P.O. Box 3812, Englewood, CO 80155–3812
This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.
© 2006 Charles Schwab & Co., Inc. All rights reserved.
Member SIPC
Printed on recycled paper.
MFR36112-01

Annual report dated October 31, 2007 enclosed.

Schwab Active Equity Funds

Schwab Premier Equity Fund®

Schwab Core Equity Fundtm

Schwab Dividend Equity Fundtm

Schwab Large-Cap Growth Fundtm

Schwab Small-Cap Equity Fundtm

Schwab Hedged Equity Fundtm

Schwab Financial Services Fundtm

Schwab Health Care Fundtm

Schwab Technology Fundtm

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Schwab Target Funds

A suite of funds designed to help keep your retirement investments properly allocated over your lifetime.

•	Schwab Target 2010 Fund

•	Schwab Target 2020 Fund

•	Schwab Target 2030 Fund

•	Schwab Target 2040 Fund

•	Schwab Retirement Income Fund

Schwab Target Funds are designed to help you avoid a common investing pitfall: failing to adjust your portfolio over time. Four of the funds are actively managed to reallocate your assets as you approach retirement, and one is designed to help produce income after you’ve retired.

The funds are designed to focus on asset allocation, helping you participate in market growth while helping to manage the impact of economic downturns. Whether you’re concerned with building capital or preserving your nest egg and generating income, there’s likely a Schwab Target Fund that’s right for your retirement goals.

Each Schwab Target Fund invests in a diversified combination of funds that deliver professional management, asset allocation and ongoing adjustments over time — all in a single investment. That makes the funds particularly attractive if you don’t have the time or interest to actively manage your portfolio.

Invest in the fund closest to your retirement date for asset allocation that matches your goals. To learn more about Schwab Target Funds log on to www.schwab.com/target.

Investors should consider carefully information contained in the prospectus, including investment objectives, risks, charges and expenses. You can request a prospectus by calling Schwab at 800 435-4000. Please read the prospectus carefully before investing.

Investment value and return will fluctuate such that shares, when redeemed, may be worth more or less than original cost.

Charles Schwab & Co., Inc. Member SIPC
MKT32213 (02/07) © 2006 All Rights Reserved

Schwab Active Equity Funds

Annual Report
October 31, 2007

Schwab Premier Equity Fund®

Schwab Core Equity Fundtm

Schwab Dividend Equity Fundtm

Schwab Large-Cap Growth Fundtm

Schwab Small-Cap Equity Fundtm

Schwab Hedged Equity Fundtm

Schwab Financial Services Fundtm

Schwab Health Care Fundtm

Schwab Technology Fundtm

The power of Schwab Equity Ratings®.
The convenience and diversification of mutual funds.

Select Shares® are available on many Schwab Funds®

Schwab Funds offers Select Shares, a share class that carries lower expenses than Investor Sharestm in exchange for higher investment minimums on many of its funds. Select Shares are available for initial purchases of $50,000 or more of a single fund in a single account and for shareholders who add to their existing Investor Share position, bringing the value to or above $50,000. We encourage shareholders of Investor Shares to review their portfolio to see if they are eligible to exchange into Select Shares. If you believe you are eligible, you should contact Schwab or your financial intermediary to request a tax-free interclass exchange into Select Shares. Instructions for performing a tax-free interclass exchange can also be referenced on the Schwab Funds website at www.schwab.com/schwabfunds under Schwab Funds Investor Information. Select Shares may not be available through financial intermediaries other than Charles Schwab & Co., Inc.

Fund investment adviser: Charles Schwab Investment Management, Inc. (CSIM).
Distributor and transfer agent: Charles Schwab & Co., Inc. (Schwab).The industry/sector classification of the funds’ portfolio holdings uses the Global Industry Classification Standard (GICS) which was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor’s. GICS is a service mark of MSCI and S&P and has been licensed for use by Charles Schwab & Co., Inc.

Performance at a Glance

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwab.com/schwabfunds.

Total Return for
the Report Period

Schwab Premier Equity Fund®

Investor Shares (Ticker Symbol: SWPNX)	11.89%
Select Shares® (Ticker Symbol: SWPSX)	12.20%
Benchmark: S&P 500® Index	14.56%
Fund Category: Morningstar Large-Cap Blend	15.22%

Performance Details	pages 6-7

Schwab Core Equity Fundtm
(Ticker Symbol: SWANX)	13.88%

Benchmark: S&P 500® Index	14.56%
Fund Category: Morningstar Large-Cap Blend	15.22%

Performance Details	pages 8-9

Schwab Dividend Equity Fundtm

Investor Shares (Ticker Symbol: SWDIX)	11.43%
Select Shares® (Ticker Symbol: SWDSX)	11.55%
Benchmark: S&P 500® Index	14.56%
Fund Category: Morningstar Large-Cap Value	11.75%

Performance Details	pages 10-11

Schwab Large-Cap Growth Fundtm

Investor Shares (Ticker Symbol: SWLNX)	15.32%
Select Shares® (Ticker Symbol: SWLSX)	15.47%
Benchmark: Russell 1000 Growth Index	19.23%
Fund Category: Morningstar Large-Cap Growth	21.54%

Performance Details	pages 12-13

Schwab Small-Cap Equity Fundtm

Investor Shares (Ticker Symbol: SWSIX)	2.59%
Select Shares® (Ticker Symbol: SWSCX)	2.80%
Benchmark: S&P SmallCap 600 Index	11.55%
Fund Category: Morningstar Small-Cap Blend	10.32%

Performance Details	pages 14-15

Schwab Hedged Equity Fundtm

Investor Shares (Ticker Symbol: SWHIX)	2.87%*
Select Shares® (Ticker Symbol: SWHEX)	3.05%*
Benchmark: S&P 500® Index	14.56%
Fund Category: Morningstar Long-Short	7.48%

Performance Details	pages 16-17

Schwab Financial Services Fundtm
(Ticker Symbol: SWFFX)	2.81%*

Benchmark: S&P 1500 SuperComposite Financials Sector Index	-2.83%
Fund Category: Morningstar Financial Services	2.09%

Performance Details	pages 18-19

Schwab Health Care Fundtm
(Ticker Symbol: SWHFX)	14.49%

Benchmark: S&P 1500 SuperComposite Health Care Sector Index	11.12%
Fund Category: Morningstar Health Care	12.85%

Performance Details	pages 20-21

Schwab Technology Fundtm
(Ticker Symbol: SWTFX)	15.50%

Benchmark: S&P 1500 SuperComposite Technology Sector Index	26.20%
Fund Category: Morningstar Technology	28.95%

Performance Details	pages 22-23

Minimum Initial Investment[1]

Investor Shares	$ 100
Select Shares	$ 50,000

All fund and index figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized.

Fund expenses may have been partially absorbed by CSIM and Schwab. Without these reductions, the fund’s returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Source for category information: Morningstar, Inc.

*	One year return presented in the table differs from the return in the Financial Highlights. This is a result of the calculation of the Financial Highlights return adhering to GAAP presentation.

[1]	Please see prospectus for further detail and eligibility requirements.

Schwab Active Equity Funds 1

From the Chairman

Charles Schwab
Chairman

Dear Shareholder,

I have been a fan of mutual funds throughout my long investing career. I say this because I firmly believe they are a cost-effective and convenient way for investors to achieve a diversified portfolio. And, as we face increasing uncertainty in global markets, diversification is as important now as it has ever been.

Research has indicated that spreading your money across, and equally important, within, different asset classes, such as stocks, bonds, and cash equivalents, can be the most important factor in determining overall portfolio performance. By maintaining diversification, your portfolio can be better positioned to help you weather the market ups and downs.

With a broad range of investment strategies and styles, Schwab Funds® provides an uncomplicated, effective way to build a well diversified portfolio. You can choose from an array of funds across a range of investment objectives and styles. If you prefer a single investment solution, we offer asset allocation funds based on either risk tolerance or time horizon.

Here at Schwab, our goal is to help you reach your financial goals. With quality funds and services, backed by the guidance and support you need—whatever type of investor you are—we can help you be financially fit today and in the future.

Thank you for investing with us.

Sincerely,

2 Schwab Active Equity Funds

From the President

Randall W. Merk is President and CEO of Charles Schwab Investment Management, Inc. and the funds covered in this report. He joined the firm in 2002 and has held a variety of executive positions at Schwab.

Dear Shareholder,

In returning to my role as President and CEO of Charles Schwab Investment Management, I would like to thank you for investing in Schwab Funds® and share my thoughts with you on the current market environment.

The reemergence of volatility during this past year has shaken financial markets, both domestically and globally. Subprime mortgage market issues have caused a chain reaction throughout equity and credit markets, and investors are undoubtedly concerned about their financial outlook in the near future. As riskier securities came under pressure during this past August’s market correction, investors fled to “safer haven” investments, such as U.S. Treasuries.

Attempting to time the market in this way can be both a frustrating and risky experience. We have always believed your best protection against swings in market volatility is to maintain a well-diversified investment portfolio that is built to provide long-term performance.

Thank you for entrusting us with your investments. I speak for all of us at Schwab when I say our goal is to give you the financial products, guidance, and personal relationship you need to be financially fit.

Sincerely,

Schwab Active Equity Funds 3

The Investment Environment

Jeffrey Mortimer, CFA, a senior vice president and chief investment officer, equities, has overall responsibility for the management of the funds.

During the past year, the global economy benefited from positive earnings growth, an ample supply of liquidity, and reasonably low volatility. Investors became increasingly bullish, and firms financed a record level of private equity buyouts, acquisitions, and stock buybacks. However, the housing market correction, and more recently, turmoil in the subprime mortgage market, has had a ripple effect throughout the U.S. and global economy. Several key issues continued to resonate with investors, including the deterioration of the housing market, the lagged effects of monetary policy, tightening of lending standards, and rising energy prices.

The U.S. economy grew at a sub-par pace during the early part of the report period, consistent with the Federal Reserve’s (the Fed’s) engineered soft landing. Throughout its statements, the Fed noted that the economy would grow at a more moderate rate as a result of prior rate increases, lagged effects of higher energy prices, and a cooling housing market. As any rate below 3% is generally considered to be sub-par, the economy appeared to be on a trend of underperformance. However, Gross Domestic Product (GDP) in the second and third quarter of 2007 surprised on the upside; 3.8% and an advanced 3.9%, respectively. Though consumer spending weighed heavily in recent improved GDP readings, tightening credit conditions and continued deterioration in the U.S. housing market remained imminent threats to household equity, a meaningful underpinning of consumer spending.

The housing market remained a significant headwind for U.S. economic growth during the report period. New- and existing-home sales trended downward, and inventories reached an alarming 10.5-month supply (existing homes) by September 2007. Initial concerns that troubles in the housing market would spill over to the rest of the economy became more pronounced, as declining housing starts and home sales caused builders and mortgage lenders to layoff thousands of employees. Delinquency rates on subprime mortgages and foreclosures on residential homes continued on an upward trend as well, further pushing back a recovery in an already weakened market.

The recent tightening of lending standards had a detrimental effect on economic growth as well. Though subprime mortgages were able to find their way into securitized structures via relaxed access to credit and ample liquidity, the increased frequency of defaults by subprime borrowers stressed securities holding these mortgages, leading to wider spreads and higher risk. Evidence that subprime issues had emerged became more pronounced after February’s spike in volatility, which only compounded throughout the report period. Liquidity in the market for these riskier securities essentially dried up after this recent summer’s market

 Asset Class Performance Comparison % returns during the report period

This graph compares the performance of various asset classes during the report period. Final performance figures for the period are in the key below.

14.56%	S&P 500® Index: measures U.S. large-cap stocks

9.27%	Russell 2000® Index: measures U.S. small-cap stocks

24.91%	MSCI-EAFE® Index: measures (in U.S. dollars) large-cap stocks in Europe, Australasia and the Far East

5.38%	Lehman Brothers U.S. Aggregate Bond Index: measures the U.S. bond market

These figures assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and you cannot invest in them directly. Remember that past performance is not an indication of future results.

Data source: Charles Schwab & Co., Inc.

4 Schwab Active Equity Funds

The Investment Environment continued

correction, putting financial institutions laden with subprime debt into financial turmoil. While the Fed helped improve liquidity issues at first by pumping money into the banking system and using the discount rate to reduce rates, many lenders reduced or cancelled altogether certain subprime lending programs.

Market volatility also had a significant impact on quantitative strategies in July and August of 2007. In a recent report by Lehman Brothers, it is believed that several large multi-strategy managers experienced significant losses in their fixed income portfolios. In order to raise cash to cover potential redemptions, and hesitant to price their now lower-valued portfolios, money managers sold their most liquid holdings in the U.S. equity market. As trades came into the market, the adverse effect that followed was that long positions declined and short positions rallied. The end result was that billions of dollars were turned over during this “quant squeeze,” leading to wider spreads and volatility in market prices.

The timing of recent turmoil in the financial markets partially stems from the fact that monetary policy typically acts with a lagged effect on the broader economy. While generally accepted that the effects of Fed rate hikes have a lag of between three and 18 months, it’s also believed that most of the effects can be seen around the twelfth month. Working back from February 2007’s correction in global markets, the Fed funds target rate was 4.25%, yet the Fed didn’t stop raising rates until June 2006, when it finally reached 5.25%. The 12-month lag, therefore, would indicate that subsequent rate hikes were finally hitting the market, as we saw during the recent summer months.

The Fed held its target for the Fed funds rate for most of the period at 5.25%. However, as conditions in the market progressively worsened, the Fed cut twice, bringing the target rate down to 4.50% by the end of the report period. Although it noted recent economic growth was solid and conditions in financial markets were markedly improved, it also expressed its concern that conditions in the housing market could hinder the economic expansion in the near term.

Against this backdrop of economic data, the market priced in future Fed rate cuts. The housing market showed little to no sign that a bottom is anywhere in the near future, labor markets faced continued downward pressures, and energy prices remained elevated. Oil reached all time highs over the year, closing out just above $96 a barrel as of the end of the report period. While the tax-like effect of higher energy prices, declining equity values in residential real estate, and the lag effect of monetary policy remained significant headwinds for the U.S. economy, the Fed’s recent response to a volatile market eased investor concern toward the end of the period.

Nothing in this report represents a recommendation of a security by the investment adviser.

Manager views and portfolio holdings may have changed since the report date.

Schwab Active Equity Funds 5

Schwab Premier Equity Fund®

Jeffrey Mortimer, (lower left) CFA, senior vice president and chief investment officer, equities, is responsible for the overall management of the fund.

Vivienne Hsu, (upper right) CFA, managing director and portfolio manager, is responsible for the day-today co-management of the fund.

Larry Mano, (upper left) managing director and portfolio manager, is responsible for the day-to-day co-management of the fund.

Paul Alan Davis, (lower right) CFA, managing director and portfolio manager, is responsible for the day-to-day co-management of the fund.

The Schwab Premier Equity Fund Investor Shares returned 11.89% for the report period, underperforming its benchmark, the S&P 500 Index, which was up 14.56%. Industry group weights positively contributed to performance; an overweight to Materials and underweight to Banks offset losses from an underweight to Energy, which performed well. Better performing stocks included MEMC Electronic Materials, Inc., Expedia, Inc. and McDermott International, Inc. Stock selection on whole was negative, however, as several tech names, such as Network Appliance, Inc. and BEA Systems, Inc. suffered setbacks. From a size perspective, the fund was also hurt due to its smaller-than-benchmark positions because large-cap stocks outperformed their smaller counterparts. The fund’s emphasis towards value-oriented companies relative to the S&P 500 partially explained the underperformance. Additionally, the fund’s emphasis on higher-rated stocks, as measured by Schwab Equity Ratings, detracted from performance, as lower-rated stocks outperformed their higher-rated counterparts during the report period.

As of 10/31/07:
 Statistics

Number of Holdings	106
Weighted Average
Market Cap

($ x 1,000,000)	$46,463

Price/Earnings Ratio (P/E)	17.5

Price/Book Ratio (P/B)	3.0

Portfolio Turnover Rate	72%

 Sector Weightings % of Investments

Information Technology	16.6%

Financials	16.4%

Industrials	13.6%

Health Care	13.0%

Consumer Discretionary	9.8%

Energy	9.1%

Consumer Staples	8.1%

Materials	5.2%

Telecommunication Services	3.8%

Utilities	3.5%

Other	0.9%

Total	100.0%

 Top Holdings % Net Assets1

AGCO Corp.	1.5%

Exxon Mobil Corp.	1.4%

Expedia, Inc.	1.4%

Merck & Co. Inc.	1.4%

McKesson Corp.	1.4%

Hewlett-Packard Co.	1.4%

Lockheed Martin Corp.	1.4%

The Coca-Cola Co.	1.4%

Albemarle Corp.	1.3%

Occidental Petroleum Corp.	1.3%

Total	13.9%

Manager views and portfolio holdings may have changed since the report date.

Source of Sector Classification: S&P and MSCI.

[1]	This list is not a recommendation of any security by the investment adviser.

6 Schwab Active Equity Funds

 Schwab Premier Equity Fund®

Performance Summary as of 10/31/07

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwab.com/schwabfunds.

Performance of a Hypothetical
$10,000 Investment in Investor Shares1

Performance of a Hypothetical
$50,000 Investment in Select Shares1

 Average Annual Total Returns1,2

Fund Class and Inception Date	1 Year	Since Inception

Investor Shares (3/21/05)	11.89%	13.83%
Select Shares (3/21/05)	12.20%	14.01%
Benchmark: S&P 500® Index	14.56%	12.67%
Fund Category: Morningstar Large-Cap Blend	15.22%	12.69%

Fund Expense Ratios3: Investor Shares: 1.18% / Select Shares: 1.03%

 Style Assessment4

All figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized.

[1]	Fund expenses may have been partially absorbed by CSIM and Schwab. Without these reductions, the fund’s returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
[2]	Source for category information: Morningstar, Inc.
[3]	As of 2/28/07 (amended on 7/13/07) as stated in the prospectus.
[4]	Source: Morningstar, Inc. This style assessment is the result of evaluating the fund based on a ten-factor model for value and growth characteristics. The fund’s market capitalization placement is determined by the geometric mean of its holdings’ market capitalizations. The assessment reflects the fund’s portfolio as of 10/31/07, which may have changed since then, and is not a precise indication of risk or performance—past, present, or future.

Schwab Active Equity Funds 7

Schwab Core Equity Fundtm

Jeffrey Mortimer, (lower left) CFA, senior vice president and chief investment officer, equities, is responsible for the overall management of the fund.

Vivienne Hsu, (upper right) CFA, managing director and portfolio manager, is responsible for the day-today co-management of the fund.

Larry Mano, (upper left) managing director and portfolio manager, is responsible for the day-to-day co-management of the fund.

Paul Alan Davis, (lower right) CFA managing director and portfolio manager is responsible for the day-to-day co-management of the fund.

The Schwab Core Equity Fund returned 13.88% for the report period, underperforming its benchmark the S&P 500 Index, which returned 14.56%. Industry group weights positively contributed to performance; overweights to Materials and Tech Hardware and Equipment and an underweight to Banks helped offset losses from an underweight to rallying Energy stocks. Better performing securities included Hewlett-Packard Co., Lockheed Martin Corp., and International Business Machines Corp. On the whole, however, stock selection was negative. Positions in The McGraw-Hill Cos., Inc., Qwest Communications International, Inc. and Electronic Data Systems Corp. detracted from performance. From a size perspective, the fund’s smaller-than-benchmark positions detracted from performance, as large-cap stocks outperformed their smaller counterparts. Further, the fund’s underweight to Microsoft Corp. and lack of exposure to General Electric Co. detracted from performance, as these securities experienced positive returns for the report period and are large holdings in the S&P 500 Index, the fund’s benchmark.

As of 10/31/07:
 Statistics

Number of Holdings	113
Weighted Average
Market Cap

($ x 1,000,000)	$82,017

Price/Earnings Ratio (P/E)	16.4

Price/Book Ratio (P/B)	3.0

Portfolio Turnover	18%

 Sector Weightings % of Investments

Financials	21.7%

Information Technology	18.0%

Health Care	16.4%

Industrials	13.9%

Energy	8.0%

Consumer Discretionary	7.0%

Consumer Staples	4.3%

Materials	3.7%

Utilities	3.1%

Telecommunication Services	3.0%

Other	0.9%

Total	100.0%

 Top Holdings % Net Assets1

JPMorgan Chase & Co.	4.9%
International Business Machines

Corp.	4.8%

The Boeing Co.	4.4%

Pfizer, Inc.	4.2%

Hewlett-Packard Co.	4.2%

Exxon Mobil Corp.	3.6%

Lockheed Martin Corp.	3.5%

Raytheon Co.	3.5%

MetLife, Inc.	2.7%

Merck & Co., Inc.	2.6%

Total	38.4%

Manager views and portfolio holdings may have changed since the report date.

Source of Sector Classification: S&P and MSCI.

[1]	This list is not a recommendation of any security by the investment adviser.

8 Schwab Active Equity Funds

 Schwab Core Equity Fundtm

Performance Summary as of 10/31/07

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwab.com/schwabfunds.

Performance of a Hypothetical
$10,000 Investment1

 Average Annual Total Returns1,2

Fund and Inception Date	1 Year	5 Years	10 Years

Fund: Schwab Core Equity Fundtm (7/1/96)	13.88%	14.71%	8.09%
Benchmark: S&P 500®Index	14.56%	13.87%	7.10%
Fund Category: Morningstar Large-Cap Blend	15.22%	13.63%	6.87%

Fund Expense Ratios3: Net 0.75%; Gross 0.81%

 Style Assessment4

All figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized.

[1]	Fund expenses may have been partially absorbed by CSIM and Schwab. Without these reductions, the fund’s returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
[2]	Source for category information: Morningstar, Inc.
[3]	As of 2/28/07 (amended on 7/13/07) as stated in the prospectus. Net Expense: Expenses reduced by a contractual fee waiver in effect through at least 2/27/08. Gross Expense: Does not reflect the effect of contractual fee waivers.
[4]	Source: Morningstar, Inc. This style assessment is the result of evaluating the fund based on a ten-factor model for value and growth characteristics. The fund’s market capitalization placement is determined by the geometric mean of its holdings’ market capitalizations. The assessment reflects the fund’s portfolio as of 10/31/07, which may have changed since then, and is not a precise indication of risk or performance—past, present, or future.

Schwab Active Equity Funds 9

Schwab Dividend Equity Fundtm

Jeffrey Mortimer, (lower left) CFA, senior vice president and chief investment officer, equities, is responsible for the overall management of the fund.

Vivienne Hsu, (upper right) CFA, managing director and portfolio manager, is responsible for the day-to-day co-management of the fund.

Larry Mano, (upper left) managing director and portfolio manager, is responsible for the day-to-day co-management of the fund.

Paul Alan Davis, (lower right) CFA, managing director and portfolio manager, is responsible for the day-to-day co-management of the fund.

The Schwab Dividend Equity Fund Investor Shares returned 11.43% for the report period, underperforming its benchmark, the S&P 500 Index, which returned 14.56%. The fund is designed to seek current income and capital appreciation by primarily investing in dividend-paying stocks. For the period, non-dividend paying stocks outperformed, as the general upswing in the markets created a difficult environment for dividend-paying stocks. Industry group weights positively contributed to performance, as an overweight to Materials and an underweight to Retailers offset losses from an underweight in rallying Energy stocks. From a size perspective, the fund’s smaller-than-benchmark focus detracted from performance, as large-cap stocks outperformed their smaller counterparts. In addition, growth stocks rebounded during the quarter, costing the fund as its value and dividend focus hurt performance. Stock selection was slightly negative, as gains in Lockheed Martin Corp. and AT&T Corp. were offset by losses in several Bank names, in particular National City Corp. and Regions Financial Corp. The fund’s performance relative to a more growth-oriented benchmark, such as the S&P 500, was also weighed down by not holding General Electric Co. or Apple Computer, Inc. which both posted positive returns for the period.

As of 10/31/07:
 Statistics

Number of Holdings	117
Weighted Average
Market Cap

($ x 1,000,000)	$67,995

Price/Earnings Ratio (P/E)	15.9

Price/Book Ratio (P/B)	2.7

Portfolio Turnover	18%

 Sector Weightings % of Investments

Financials	17.4%

Consumer Staples	14.1%

Industrials	12.3%

Health Care	11.7%

Utilities	9.9%

Information Technology	9.3%

Energy	8.1%

Materials	7.4%

Telecommunication Services	5.6%

Consumer Discretionary	3.9%

Other	0.3%

Total	100.0%

 Top Holdings % Net Assets1

AT&T, Inc.	2.5%

Bank of New York Mellon Corp.	2.1%

Lockheed Martin Corp.	1.7%

Microsoft Corp.	1.7%

Chevron Corp.	1.6%

Merck & Co. Inc.	1.6%

Bank of America Corp.	1.6%

JPMorgan Chase & Co.	1.5%

Raytheon Co.	1.4%

Kimberly-Clark Corp.	1.4%

Total	17.1%

Manager views and portfolio holdings may have changed since the report date.

Source of Sector Classification: S&P and MSCI.

[1]	This list is not a recommendation of any security by the investment adviser.

10 Schwab Active Equity Funds

 Schwab Dividend Equity Fundtm

Performance Summary as of 10/31/07

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwab.com/schwabfunds.

Performance of a Hypothetical
$10,000 Investment in Investor Shares1

Performance of a Hypothetical
$50,000 Investment in Select Shares1

 Average Annual Total Returns1,2

Fund Class and Inception Date	1 Year	3 Years	Since Inception

Investor Shares (9/2/03)	11.43%	12.97%	14.94%
Select Shares (9/2/03)	11.55%	13.14%	15.09%
Benchmark: S&P 500®Index	14.56%	13.16%	12.86%
Fund Category: Morningstar Large-Cap Value	11.75%	13.32%	13.75%

Fund Expense Ratios3: Investor Shares: 1.05% / Select Shares: 0.90%

 Style Assessment4

 Yields1

SEC Yield
Investor Shares	1.62%
Select Shares	1.77%

All figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized.

[1]	Fund expenses may have been partially absorbed by CSIM and Schwab. Without these reductions, the fund’s returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
[2]	Source for category information: Morningstar, Inc.
[3]	As of 2/28/07 (amended on 7/13/07) as stated in the prospectus.
[4]	Source: Morningstar, Inc. This style assessment is the result of evaluating the fund based on a ten-factor model for value and growth characteristics. The fund’s market capitalization placement is determined by the geometric mean of its holdings’ market capitalizations. The assessment reflects the fund’s portfolio as of 10/31/07, which may have changed since then, and is not a precise indication of risk or performance—past, present, or future.

Schwab Active Equity Funds 11

Schwab Large-Cap Growth Fundtm

Jeffrey Mortimer, (lower left) CFA, senior vice president and chief investment officer, equities, is responsible for the overall management of the fund.

Vivienne Hsu, (upper right) CFA, managing director and portfolio manager, is responsible for the day-to-day co-management of the fund.

Larry Mano, (upper left) managing director and portfolio manager, is responsible for the day-to-day co-management of the fund.

Paul Alan Davis, (lower right) CFA, managing director and portfolio manager, is responsible for the day-to-day co-management of the fund.

The Schwab Large-Cap Growth Fund Investor Shares returned 15.32% for the report period, underperforming its benchmark, the Russell 1000 Growth Index, which was up 19.23%. From a size perspective, the fund’s smaller-than-benchmark stocks detracted from returns. Although growth stocks outperformed value stocks, the fund’s slight tilt away from companies with high expectations for future growth held back returns versus its peers and the benchmark. In terms of industry group selection, overall weightings contributed positively; the fund benefited from an overweight in Materials, as well as an underweight in both the Retailing and Food and Staples relative to its benchmark. Better performing securities included Celanese Corp., Hewlett-Packard Co., and International Business Machines Corp. However, stock selection on whole was negative and hurt the fund’s performance relative to the benchmark. Securities suffering setbacks included such names as Moody’s Corp. and Sears Holdings Corp. Additionally, the fund’s underweight to Apple Computer, Inc. and Microsoft Corp. detracted from performance, as both companies experienced positive returns.

As of 10/31/07:
 Statistics

Number of Holdings	109
Weighted Average
Market Cap

($ x 1,000,000)	$71,328

Price/Earnings Ratio (P/E)	19.6

Price/Book Ratio (P/B)	4.5

Portfolio Turnover	30%

 Sector Weightings % of Investments

Information Technology	27.7%

Health Care	18.4%

Industrials	12.1%

Financials	10.0%

Materials	8.0%

Consumer Discretionary	7.5%

Energy	6.7%

Consumer Staples	5.5%

Utilities	3.0%

Telecommunication Services	0.5%

Other	0.6%

Total	100.0%

 Top Holdings % Net Assets1

Lockheed Martin Corp.	4.8%

Hewlett-Packard Co.	4.5%
International Business Machines

Corp.	4.1%

The Boeing Co.	3.9%

Celanese Corp., Series A	3.7%

Merck & Co., Inc.	3.5%

Exxon Mobil Corp.	3.2%

Baxter International, Inc.	3.1%

Franklin Resources, Inc.	2.8%

Energizer Holdings, Inc.	2.2%

Total	35.8%

Manager views and portfolio holdings may have changed since the report date.

Source of Sector Classification: S&P and MSCI.

[1]	This list is not a recommendation of any security by the investment adviser.

12 Schwab Active Equity Funds

 Schwab Large-Cap Growth Fundtm

Performance Summary as of 10/31/07

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwab.com/schwabfunds.

Performance of a Hypothetical
$10,000 Investment in Investor Shares1

Performance of a Hypothetical
$50,000 Investment in Select Shares1

 Average Annual Total Returns1,2

Fund Class and Inception Date	1 Year	Since Inception

Investor Shares (10/3/05)	15.32%	12.42%
Select Shares (10/3/05)	15.47%	12.61%
Benchmark: Russell 1000 Growth Index	19.23%	13.76%
Fund Category: Morningstar Large-Cap Growth	21.54%	14.00%

Fund Expense Ratios3: Investor Shares: Net 1.20%; Gross 1.26% / Select Shares: Net 0.99%; Gross 1.11%

 Style Assessment4

All figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized.

[1]	Fund expenses may have been partially absorbed by CSIM and Schwab. Without these reductions, the fund’s returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
[2]	Source for category information: Morningstar, Inc.
[3]	As of 2/28/07 (amended on 7/13/07) as stated in the prospectus. Net Expense: Expenses reduced by a contractual fee waiver in effect through at least 2/27/08. Gross Expense: Does not reflect the effect of contractual fee waivers.
[4]	Source: Morningstar, Inc. This style assessment is the result of evaluating the fund based on a ten-factor model for value and growth characteristics. The fund’s market capitalization placement is determined by the geometric mean of its holdings’ market capitalizations. The assessment reflects the fund’s portfolio as of 10/31/07, which may have changed since then, and is not a precise indication of risk or performance—past, present, or future.

Schwab Active Equity Funds 13

Schwab Small-Cap Equity Fundtm

Jeffrey Mortimer, (lower left) CFA, senior vice president and chief investment officer, equities, is responsible for the overall management of the fund.

Vivienne Hsu, (upper right) CFA, managing director and portfolio manager, is responsible for the day-to-day co-management of the fund.

Larry Mano, (upper left) managing director and portfolio manager, is responsible for the day-to-day co-management of the fund.

Paul Alan Davis, (lower right) CFA, managing director and portfolio manager, is responsible for the day-to-day co-management of the fund.

The Schwab Small-Cap Equity Fund Investor Shares returned 2.59% for the report period, underperforming its benchmark, the S&P Small Cap 600 Index, which returned 11.55%. From a market cap perspective, the fund’s emphasis on smaller-than-benchmark stocks helped performance. Industry group weights positively contributed to performance, as an overweight to Materials and an underweight to Banks offset losses from underweights to Utilities and Energy. Better performing stocks included such names as DeVry, Inc. and AGCO Corp. Stock selection was the main reason for the fund’s underperformance. During the report period, the market rewarded small growth stocks over their value counterparts, which detracted from returns, as the fund had a slight tilt toward value during the period. Stocks rated highly by Schwab Equity Ratings in the small-cap space underperformed in the latter half of the fund’s fiscal year. On the downside, positions in CSG Systems International, Inc., Headwaters, Inc. and Kellwood Co. detracted from returns.

As of 10/31/07:
 Statistics

Number of Holdings	145
Weighted Average
Market Cap

($ x 1,000,000)	$2,245

Price/Earnings Ratio (P/E)	21.0

Price/Book Ratio (P/B)	2.1

Portfolio Turnover	106%

 Sector Weightings % of Investments

Industrials	22.1%

Information Technology	21.5%

Consumer Discretionary	14.3%

Health Care	11.6%

Financials	11.2%

Materials	8.3%

Energy	6.1%

Consumer Staples	2.7%

Utilities	1.5%

Telecommunication Services	0.2%

Other	0.5%

Total	100.0%

 Top Holdings % Net Assets1

DeVry, Inc.	2.9%

Global Industries Ltd.	2.7%

Sybase, Inc.	2.5%

EMCOR Group, Inc.	2.4%
Federated Investors, Inc.,

Class B	2.1%

The Men’s Warehouse, Inc.	2.0%

Acuity Brands, Inc.	1.9%

Crane Co.	1.9%

Thomas & Betts Corp.	1.8%
Delphi Financial Group, Inc.,

Class A	1.7%

Total	21.9%

Manager views and portfolio holdings may have changed since the report date.

Source of Sector Classification: S&P and MSCI.

Small company stocks are subject to greater volatility than other asset classes.

[1]	This list is not a recommendation of any security by the investment adviser.

14 Schwab Active Equity Funds

 Schwab Small-Cap Equity Fundtm

Performance Summary as of 10/31/07

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwab.com/schwabfunds.

Performance of a Hypothetical
$10,000 Investment in Investor Shares1

Performance of a Hypothetical
$50,000 Investment in Select Shares1

 Average Annual Total Returns1,2

Fund Class and Inception Date	1 Year	3 Years	Since Inception

Investor Shares (7/1/03)	2.59%	13.65%	18.78%
Select Shares (7/1/03)	2.80%	13.84%	18.98%
Benchmark: S&P Small Cap 600 Index	11.55%	14.29%	17.70%
Fund Category: Morningstar Small-Cap Blend	10.32%	13.62%	16.56%

Fund Expense Ratios3: Investor Shares: 1.29% / Select Shares4: Net 1.12%; Gross 1.14%

 Style Assessment5

All figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized.

[1]	Fund expenses may have been partially absorbed by CSIM and Schwab. Without these reductions, the fund’s returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
[2]	Source for category information: Morningstar, Inc.
[3]	As of 2/28/07 (amended on 7/13/07) as stated in the prospectus.
[4]	Net Expense: Expenses reduced by a contractual fee waiver in effect through at least 2/27/08. Gross Expense: Does not reflect the effect of contractual fee waivers.
[5]	Source: Morningstar, Inc. This style assessment is the result of evaluating the fund based on a ten-factor model for value and growth characteristics. The fund’s market capitalization placement is determined by the geometric mean of its holdings’ market capitalizations. The assessment reflects the fund’s portfolio as of 10/31/07, which may have changed since then, and is not a precise indication of risk or performance—past, present, or future.

Schwab Active Equity Funds 15

Schwab Hedged Equity Fundtm

Jeffrey Mortimer, (lower left) CFA, senior vice president and chief investment officer, equities, is responsible for the overall management of the fund.

Vivienne Hsu, (upper right) CFA, managing director and portfolio manager, is responsible for the day-to-day co-management of the fund.

Larry Mano, (upper left) managing director and portfolio manager, is responsible for the day-to-day co-management of the fund.

Paul Alan Davis, (lower right) CFA, managing director and portfolio manager, is responsible for the day-to-day co-management of the fund.

The Schwab Hedged Equity Fund Investor Shares returned 2.87% for the report period, underperforming its benchmark, the S&P 500 Index, which was up 14.56%. The fund seeks long-term capital appreciation with lower volatility than that of broad market indices, such as the S&P 500 Index. To pursue this investment objective, the fund establishes long and short positions in equity securities. On the long side, industry group bets were negative primarily due to overweights in Consumer Discretionary, as well as an underweight to rallying Energy stocks. On the short side, the fund benefited from a related overweight to Consumer Discretionary and underweights to Energy stocks. From a market cap perspective, although the long side of the portfolio was hurt due to being smaller than the benchmark, the short side benefited from an emphasis toward small-cap stocks. Stock selection on whole detracted from returns. On the long side, Collective Brands, Inc. and King Pharmaceuticals, Inc. suffered losses, while Occidental Petroleum Corp. and McKesson Corp. were up.

As of 10/31/07:
 Statistics

Number of Holdings

Long Holdings	109

Short Positions	75
Weighted Average
Market Cap
($ x 1,000,000)

Long Holdings	$38,053

Short Positions	$3,319
Price/Earnings Ratio (P/E)

Long Holdings	17.3

Short Positions	119.7
Price/Book Ratio (P/B)

Long Holdings	2.8

Short Positions	3.1

Portfolio Turnover Rate[1]	72%

 Top Long Holdings % of Net Assets2

McKesson Corp.	3.5%

Occidental Petroleum Corp.	3.1%

ONEOK, Inc.	3.0%

Principal Financial Group, Inc.	2.8%

Loews Corp.	2.7%

Total	15.1%

 Top Short Holdings % of Net Assets2

Equinix, Inc.	2.1%
Bucyrus International, Inc.,

Class A	1.8%

Hexcel Corp.	1.8%

Adams Respiratory Therapeutics, Inc.	1.5%

ITC Holdings Corp.	1.4%

Total	8.6%

Manager views and portfolio holdings may have changed since the report date.

Source of Sector Classification: S&P and MSCI.

[1]	Short positions have been excluded from the calculation of portfolio turnover because at the time of entering into the short position, the fund did not intend to hold the position for more than one year.

[2]	This list is not a recommendation of any security by the investment adviser.

16 Schwab Active Equity Funds

 Schwab Hedged Equity Fundtm

Performance Summary as of 10/31/07

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwab.com/schwabfunds.

Performance of a Hypothetical
$10,000 Investment in Investor Shares1

Performance of a Hypothetical
$50,000 Investment in Select Shares1

 Average Annual Total Returns1,2

Fund Class and Inception Date	1 Year	5 Years	Since Inception

Investor Shares (3/1/05)	2.87%*	n/a	8.39%
Select Shares (9/3/02)	3.05%*	12.38%	11.61%
Benchmark: S&P 500® Index	14.56%	13.87%	(3/1/05) 11.94%
			(9/3/02) 12.73%
Fund Category: Morningstar Long-Short	7.48%	6.80%	(3/1/05) 6.77%
			(9/3/02) 5.91%

Fund Expense Ratios3: Investor Shares: 2.12% / Select Shares4: Net 1.91%; Gross 1.97%

The Hedged Equity Fund’s long positions can decline in value at the same time the value of its shorted stocks increases, thereby increasing the potential for loss. The potential loss associated with short positions is much greater than the original value of the securities sold. The use of borrowing and short sales may cause the fund to have higher expenses than those of equity funds that do not use such techniques.

All figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized.

*	One year return presented in the table differs from the return in the Financial Highlights. This is a result of the calculation of the Financial Highlights return adhering to GAAP presentation.

[1]	Fund expenses may have been partially absorbed by CSIM and Schwab. Without these reductions, the fund’s returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
[2]	Source for category information: Morningstar, Inc.
[3]	As of 2/28/07 (amended on 7/13/07) as stated in the prospectus. Includes dividend expense on securities sold short.
[4]	Net Expense: Expenses reduced by a contractual fee waiver in effect through at least 2/27/08. Gross Expense: Does not reflect the effect of contractual fee waivers. Includes dividend expense on securities sold short.

Schwab Active Equity Funds 17

Schwab Financial Services Fundtm

Jeffrey Mortimer, (lower left) CFA, senior vice president and chief investment officer, equities, is responsible for the overall management of the fund.

Vivienne Hsu, (upper right) CFA, managing director and portfolio manager, is responsible for the day-to-day co-management of the fund.

Larry Mano, (upper left) managing director and portfolio manager, is responsible for the day-to-day co-management of the fund.

Paul Alan Davis, (lower right) CFA, managing director and portfolio manager, is responsible for the day-to-day co-management of the fund.

The Schwab Financial Services Fund returned 2.81% for the report period, outperforming its benchmark, the S&P 1500 SuperComposite Financials Sector Index, which lost 2.83%. From a size perspective, the fund’s smaller-than-benchmark position slightly detracted from returns, as large-cap stocks outperformed their smaller counterparts. Industry group weights positively contributed performance; the fund benefited from an underweight to Banks and Real Estate, as well as an overweight to Insurance. The fund’s emphasis on growth stocks during the report period benefited performance, as this group outperformed value stocks in the Financial sector. Better performing securities included Northern Trust Corp., Ameriprise Financial, Inc. and Loews Corp. On the downside, Comerica, Inc. and Moody’s Corp. suffered setbacks, which weighed down on performance.

As of 10/31/07:
 Statistics

Number of Holdings	42
Weighted Average
Market Cap

($ x 1,000,000)	$40,401

Price/Earnings Ratio (P/E)	12.2

Price/Book Ratio (P/B)	1.9

Portfolio Turnover	54%

 Industry Weightings % of Investments

Diversified Financials	46.0%

Insurance	37.4%

Banks	14.4%

Real Estate	1.7%

Other	0.5%

Total	100.0%

 Top Holdings % Net Assets1

Northern Trust Corp.	5.5%

JPMorgan Chase & Co.	5.2%

Bank of America Corp.	4.9%

Franklin Resources, Inc.	4.8%

Bank of New York Mellon Corp.	4.8%

Ameriprise Financial, Inc.	4.8%

State Street Corp.	4.4%

American Express Co.	4.3%

KeyCorp	4.0%

Principal Financial Group, Inc.	3.9%

Total	46.6%

Manager views and portfolio holdings may have changed since the report date.

Source of Sector Classification: S&P and MSCI.

[1]	This list is not a recommendation of any security by the investment adviser.

18 Schwab Active Equity Funds

 Schwab Financial Services Fundtm

Performance Summary as of 10/31/07

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwab.com/schwabfunds.

Performance of a Hypothetical
$10,000 Investment1

 Average Annual Total Returns1,2

Fund and Inception Date	1 Year	5 Years	Since Inception

Fund: Schwab Financial Services Fundtm (7/3/00)	2.81%*	14.80%	9.81%
Benchmark: S&P 1500 SuperComposite Financials Sector Index	-2.83%	11.37%	8.00%
Fund Category: Morningstar Financial Services	2.09%	12.61%	10.60%

Fund Expense Ratio3: 0.98%

Since the Financial Services Fund focuses its investments on companies involved in specific sectors, this fund may involve a greater degree of risk than an investment in mutual funds that do not concentrate their investments.

All figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized.

*	One year return presented in the table differs from the return in the Financial Highlights. This is a result of the calculation of the Financial Highlights return adhering to GAAP presentation.

[1]	Fund expenses may have been partially absorbed by CSIM and Schwab. Without these reductions, the fund’s returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
[2]	Source for category information: Morningstar, Inc.
[3]	As of 2/28/07 (amended on 7/13/07) as stated in the prospectus.

Schwab Active Equity Funds 19

Schwab Health Care Fundtm

Jeffrey Mortimer, (lower left) CFA, senior vice president and chief investment officer, equities, is responsible for the overall management of the fund.

Vivienne Hsu, (upper right) CFA, managing director and portfolio manager, is responsible for the day-to-day co-management of the fund.

Larry Mano, (upper left) managing director and portfolio manager, is responsible for the day-to-day co-management of the fund.

Paul Alan Davis, (lower right) CFA, managing director and portfolio manager, is responsible for the day-to-day co-management of the fund.

The Schwab Health Care Fund returned 14.49% for the report period, outperforming its benchmark, the S&P 1500 SuperComposite Health Care Sector Index, which returned 11.12%. Industry group weights were beneficial overall, as an overweight to Healthcare Equipment & Services and an underweight to Pharmaceutical & Biotechnology added value. Better performing securities included Schering-Plough Corp., Biogen Idec, Inc. and Baxter International, Inc. On the downside, the fund’s smaller-than-benchmark positions slightly detracted from performance, as large-cap stocks outperformed small-cap stocks. In terms of stock selection, Wellcare Health Plans, Inc., Forest Laboratories, Inc. and King Pharmaceuticals, Inc. suffered setbacks. Additionally, the fund’s underweight to Abbott Laboratories during the report period detracted from performance, as the company experienced positive returns.

As of 10/31/07:
 Statistics

Number of Holdings	87
Weighted Average
Market Cap

($ x 1,000,000)	$46,757

Price/Earnings Ratio (P/E)	27.3

Price/Book Ratio (P/B)	3.7

Portfolio Turnover	34%

 Industry Weightings % of Investments

Pharmaceuticals & Biotechnology	57.6%

Health Care Equipment & Services	38.9%

Other	3.5%

Total	100.0%

 Top Holdings % Net Assets1

Merck & Co. Inc.	5.6%

Schering-Plough Corp.	5.1%

Baxter International, Inc.	5.0%

Pfizer, Inc.	4.9%

Johnson & Johnson	4.0%

McKesson Corp.	3.9%

Becton Dickinson & Co.	3.9%

Biogen Idec, Inc.	3.6%

Abbott Laboratories	3.4%

CIGNA Corp.	3.4%

Total	42.8%

Manager views and portfolio holdings may have changed since the report date.

Source of Sector Classification: S&P and MSCI.

[1]	This list is not a recommendation of any security by the investment adviser.

20 Schwab Active Equity Funds

 Schwab Health Care Fundtm

Performance Summary as of

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwab.com/schwabfunds.

Performance of a Hypothetical
$10,000 Investment1

 Average Annual Total Returns1,2

Fund and Inception Date	1 Year	5 Years	Since Inception

Fund: Schwab Health Care Fundtm (7/3/00)	14.49%	19.45%	8.02%
Benchmark: S&P 1500 SuperComposite Health Care Sector Index	11.12%	8.73%	2.92%
Fund Category: Morningstar Health Care	12.85%	12.90%	3.86%

Fund Expense Ratio3: 0.84%

Since the Health Care Fund focuses its investments on companies involved in specific sectors, this fund may involve a greater degree of risk than an investment in mutual funds that do not concentrate their investments.

All figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized.

[1]	Fund expenses may have been partially absorbed by CSIM and Schwab. Without these reductions, the fund’s returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
[2]	Source for category information: Morningstar, Inc.
[3]	As of 2/28/07 (amended on 7/13/07) as stated in the prospectus.

Schwab Active Equity Funds 21

Schwab Technology Fundtm

Jeffrey Mortimer, (lower left) CFA, senior vice president and chief investment officer, equities, is responsible for the overall management of the fund.

Vivienne Hsu, (upper right) CFA, managing director and portfolio manager, is responsible for the day-to-day co-management of the fund.

Larry Mano, (upper left) managing director and portfolio manager, is responsible for the day-to-day co-management of the fund.

Paul Alan Davis, (lower right) CFA, managing director and portfolio manager, is responsible for the day-to-day co-management of the fund.

The Schwab Technology Fund returned 15.50% for the report period, underperforming its benchmark the S&P 1500 SuperComposite Information Technology Sector Index, which was up 26.20%. In terms of market cap, the fund’s emphasis toward small-cap stocks benefited performance. However, industry group weights detracted from performance during the period, as an overweight to Software and Services and a slight underweight to Tech Hardware relative to the fund’s benchmark detracted from returns. In addition, an emphasis toward value-oriented technology companies hurt performance, as this group underperformed across all market cap areas. Stock selection also dampened the fund’s returns, as higher-rated securities in the fund, as measured by Schwab Equity Ratings, trailed the index. Gains made by such names as Apple Computer, Inc. and Hewlett-Packard Co. were offset by losses in Motorola, Inc. and Electronic Data Systems Corp. Additionally, the fund’s underweight to Microsoft Corp., Google, Inc. and EMC Corp. during the period detracted from performance, as these companies experienced positive returns.

At the quarterly Board of Trustees meeting held in November 2007, the Board of Trustees approved the closing and liquidation of the fund. The fund will redeem all of its outstanding shares on or shortly after February 15, 2008. Additional information appears in the prospectus supplement previously provided to shareholders of the fund.

As of 10/31/07:
 Statistics

Number of Holdings	74
Weighted Average
Market Cap

($ x 1,000,000)	$102,651

Price/Earnings Ratio (P/E)	25.2

Price/Book Ratio (P/B)	4.1

Portfolio Turnover	60%

 Industry Weightings % of Investments

Technology Hardware & Equipment	43.1%

Software & Services	32.6%
Semiconductors & Semiconductor

Equipment	15.4%

Retailing	3.4%

Other	5.5%

Total	100.0%

 Top Holdings % Net Assets1

Cisco Systems, Inc.	8.0%

Hewlett-Packard Co.	7.7%

Microsoft Corp.	7.6%
International Business Machines

Corp.	7.4%

Intel Corp.	7.0%

Apple, Inc.	5.5%

eBay, Inc.	3.4%

Xerox Corp.	2.8%

BMC Software, Inc.	2.6%

Electronic Data Systems Corp.	2.6%

Total	54.6%

Manager views and portfolio holdings may have changed since the report date.

Source of Sector Classification: S&P and MSCI.

[1]	This list is not a recommendation of any security by the investment adviser.

22 Schwab Active Equity Funds

 Schwab Technology Fundtm

Performance Summary as of 10/31/07

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwab.com/schwabfunds.

Performance of a Hypothetical
$10,000 Investment1

 Average Annual Total Returns1,2

Fund and Inception Date	1 Year	5 Years	Since Inception

Fund: Schwab Technology Fundtm (7/3/00)	15.50%	16.07%	-6.50%
Benchmark: S&P 1500 SuperComposite Technology Sector Index	26.20%	15.78%	-7.31%
Fund Category: Morningstar Technology	28.95%	18.18%	-8.41%

Fund Expense Ratio3: 0.95%

Since the Technology Fund focuses its investments on companies involved in specific sectors, this fund may involve a greater degree of risk than an investment in mutual funds that do not concentrate their investments.

All figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized.

[1]	Fund expenses may have been partially absorbed by CSIM and Schwab. Without these reductions, the fund’s returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
[2]	Source for category information: Morningstar, Inc.
[3]	As of 2/28/07 (amended on 7/13/07) as stated in the prospectus.

Schwab Active Equity Funds 23

Fund Expenses (Unaudited)

 Examples for a $1,000 Investment

As a fund shareholder, you incur two types of costs: transaction costs, such as redemption fees; and, ongoing costs, such as management fees, transfer agent and shareholder services fees, and other fund expenses.

The expense examples below are intended to help you understand your ongoing cost (in dollars) of investing in a fund and to compare this cost with the ongoing cost of investing in other mutual funds. These examples are based on an investment of $1,000 invested for six-months beginning May 1, 2007 and held through October 31, 2007.

Actual Return lines in the table below provide information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number given for your fund or share class under the heading entitled ‘Expenses Paid During Period‘.

Hypothetical Return lines in the table below provide information about hypothetical account values and hypothetical expenses based on a fund’s or share class’ actual expense ratio and an assumed return of 5% per year before expenses. Because the return used is not an actual return, it may not be used to estimate the actual ending account value or expenses you paid for the period.

You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs, such as redemption fees. If these transactional costs were included, your costs would have been higher.

			Ending
		Beginning	Account Value	Expenses Paid
	Expense Ratio[1]	Account Value	(Net of Expenses)	During Period[2]
	(Annualized)	at 05/01/07	at 10/31/07	05/01/07 - 10/31/07

Schwab Premier Equity Fundtm
Investor Shares
Actual Return	1.15%	$1,000	$1,028.70	$5.88
Hypothetical 5% Return	1.15%	$1,000	$1,019.41	$5.85
Select Shares®
Actual Return	1.00%	$1,000	$1,030.10	$5.12
Hypothetical 5% Return	1.00%	$1,000	$1,020.16	$5.09

Schwab Core Equity Fundtm
Actual Return	0.75%	$1,000	$1,039.00	$3.85
Hypothetical 5% Return	0.75%	$1,000	$1,021.42	$3.82

Schwab Dividend Equity Fundtm
Investor Shares
Actual Return	1.04%	$1,000	$1,012.90	$5.28
Hypothetical 5% Return	1.04%	$1,000	$1,019.96	$5.30
Select Shares
Actual Return	0.89%	$1,000	$1,013.30	$4.52
Hypothetical 5% Return	0.89%	$1,000	$1,020.72	$4.53

Schwab Large-Cap Growth Fundtm
Investor Shares
Actual Return	1.18%	$1,000	$1,065.20	$6.14
Hypothetical 5% Return	1.18%	$1,000	$1,019.26	$6.01
Select Shares
Actual Return	0.99%	$1,000	$1,065.90	$5.16
Hypothetical 5% Return	0.99%	$1,000	$1,020.21	$5.04

Schwab Small-Cap Equity Fundtm
Investor Shares
Actual Return	1.24%	$1,000	$958.20	$6.12
Hypothetical 5% Return	1.24%	$1,000	$1,018.95	$6.31
Select Shares
Actual Return	1.09%	$1,000	$959.50	$5.38
Hypothetical 5% Return	1.09%	$1,000	$1,019.71	$5.55

[1]	Based on the most recent six-month expense ratio; may differ from the expense ratio provided in Financial Highlights.

[2]	Expenses for each fund or Share Class are equal to its annualized expense ratio, multiplied by the average account value over the period, multiplied by 184 days of the period, and divided by 365 days of the fiscal year.

24 Schwab Active Equity Funds

Fund Expenses (Unaudited) continued

			Ending
		Beginning	Account Value	Expenses Paid
	Expense Ratio[1]	Account Value	(Net of Expenses)	During Period[2]
	(Annualized)	at 05/01/07	at 10/31/07	05/01/07 - 10/31/07

Schwab Hedged Equity Fundtm
Investor Shares
Actual Return	2.10%	$1,000	$998.20	$10.58
Hypothetical 5% Return	2.10%	$1,000	$1,014.62	$10.66
Select Shares
Actual Return	1.95%	$1,000	$998.80	$9.82
Hypothetical 5% Return	1.95%	$1,000	$1,015.38	$9.91

Schwab Financial Services Fundtm
Actual Return	0.88%	$1,000	$959.50	$4.35
Hypothetical 5% Return	0.88%	$1,000	$1,020.77	$4.48

Schwab Health Care Fundtm
Actual Return	0.81%	$1,000	$1,030.80	$4.15
Hypothetical 5% Return	0.81%	$1,000	$1,021.12	$4.13

Schwab Technology Fundtm
Actual Return	0.94%	$1,000	$1,112.90	$5.01
Hypothetical 5% Return	0.94%	$1,000	$1,020.47	$4.79

[1]	Based on the most recent six-month expense ratio; may differ from the expense ratio provided in Financial Highlights.

[2]	Expenses for each fund or Share Class are equal to its annualized expense ratio, multiplied by the average account value over the period, multiplied by 184 days of the period, and divided by 365 days of the fiscal year.

Schwab Active Equity Funds 25

Schwab Premier Equity Fund®

Financial Statements

Financial Highlights

	11/1/06-	11/1/05-	3/21/05[1] -
Investor Shares	10/31/07	10/31/06	10/31/05

Per—Share Data ($)

Net asset value at beginning of period	12.50	10.70	10.00

Income from investment operations:
Net investment income	0.03	0.01	0.02
Net realized and unrealized gains	1.46	1.83	0.68

Total income from investment operations	1.49	1.84	0.70
Less distributions:
Distributions from net investment income	(0.01)	(0.04)	—

Net asset value at end of period	13.98	12.50	10.70

Total return (%)	11.89	17.22	7.00	[2]

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses	1.16 [3]	1.17	0.78	[4]
Gross operating expenses	1.16	1.18	1.23	[4]
Net investment income	0.18	0.01	0.52	[4]
Portfolio turnover rate	72	73	33	[2]
Net assets, end of period ($ x 1,000,000)	663	690	364

	11/1/06-	11/1/05 -	3/21/05[1] -
Select Shares	10/31/07	10/31/06	10/31/05

Per—Share Data ($)

Net asset value at beginning of period	12.51	10.71	10.00

Income from investment operations:
Net investment income	0.04	0.02	0.03
Net realized and unrealized gains	1.48	1.83	0.68

Total income from investment operations	1.52	1.85	0.71
Less distributions:
Distributions from net investment income	(0.02)	(0.05)	—

Net asset value at end of period	14.01	12.51	10.71

Total return (%)	12.20	17.28	7.10	[2]

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses	1.01	1.02	0.68	[4]
Gross operating expenses	1.01	1.03	1.08	[4]
Net investment income	0.32	0.17	0.63	[4]
Portfolio turnover rate	72	73	33	[2]
Net assets, end of period ($ x 1,000,000)	983	857	481
1 Commencement of operations.
2 Not annualized.
3 The ratio of net operating expenses would have been 1.15% if overdraft expenses had not been included.
4 Annualized.

26 See financial notes

 Schwab Premier Equity Fund

Portfolio Holdings as of October 31, 2007

This section shows all the securities in the fund’s portfolio and their value as of the report date.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The schedule of portfolio holdings filed on a fund’s most recent Form N-Q is also available by visiting Schwab’s website at www.schwab.com/schwabfunds.

			Cost	Value
Holdings by Category			($ x 1,000)	($ x 1,000)

99.0%		Common Stock	1,337,621	1,629,806
0.9%		Short-Term Investments	14,682	14,682

99.9%		Total Investments	1,352,303	1,644,488
5.0%		Collateral Invested for Securities on Loan	82,317	82,317
(4	.9)%	Other Assets and Liabilities, Net		(81,107)

100.0%		Total Net Assets		1,645,698

	Number	Value
Security	of Shares	($ x 1,000)

Common Stock 99.0% of net assets

Capital Goods 11.1%
AGCO Corp. (a) *	415,000	24,767
Cooper Industries Ltd., Class A (a)	325,000	17,027
ITT Corp.	275,000	18,403
L-3 Communications Holdings, Inc.	150,000	16,446
Lockheed Martin Corp.	205,000	22,558
Northrop Grumman Corp.	150,000	12,543
Raytheon Co.	326,700	20,781
Teleflex, Inc.	143,300	10,491
The Boeing Co.	210,100	20,714
Thomas & Betts Corp. (a) *	310,000	17,363
Wabtec Corp.	50,000	1,877

		182,970

Commercial Services & Supplies 1.9%
Republic Services, Inc.	450,000	15,385
Waste Management, Inc.	425,000	15,466

		30,851

Consumer Durables & Apparel 2.7%
Hasbro, Inc. (a)	350,000	10,447
Newell Rubbermaid, Inc.	600,000	17,496
NIKE, Inc., Class B	250,000	16,565

		44,508

Consumer Services 1.2%
ITT Educational Services, Inc. *	150,000	19,078

Diversified Financials 7.4%
American Express Co.	242,600	14,786
Ameriprise Financial, Inc.	311,100	19,593
Bank of America Corp.	282,000	13,615
Bank of New York Mellon Corp.	300,000	14,655
Franklin Resources, Inc.	145,000	18,804
JPMorgan Chase & Co.	335,000	15,745
Northern Trust Corp.	287,000	21,585
TD Ameritrade Holding Corp. *	200,000	3,828

		122,611

Energy 9.1%
Chevron Corp.	240,000	21,962
Exxon Mobil Corp.	256,700	23,614
Frontier Oil Corp.	280,000	12,821
Holly Corp. (a)	255,000	16,014
Marathon Oil Corp.	335,000	19,809
Occidental Petroleum Corp.	325,000	22,441
Schlumberger Ltd.	218,400	21,091
SEACOR Holdings, Inc. (a) *	140,000	12,831

		150,583

Food & Staples Retailing 1.0%
BJ’s Wholesale Club, Inc. *	460,000	16,505

Food, Beverage & Tobacco 6.0%
ConAgra Foods, Inc.	550,000	13,052
General Mills, Inc.	303,600	17,527
H.J. Heinz Co.	300,000	14,034
Reynolds American, Inc. (a)	250,000	16,107
Sara Lee Corp.	942,200	15,584
The Coca-Cola Co.	363,800	22,468

		98,772

Health Care Equipment & Services 7.2%
Aetna, Inc.	365,520	20,531
Baxter International, Inc.	366,700	22,006
Becton, Dickinson & Co.	240,000	20,030
CIGNA Corp.	414,000	21,731
Henry Schein, Inc. *	200,000	11,980
McKesson Corp.	344,500	22,772

		119,050

Household & Personal Products 1.1%
Energizer Holdings, Inc. *	170,000	17,731

Insurance 8.9%
Lincoln National Corp.	220,000	13,721
Loews Corp.	430,000	21,109
MetLife, Inc.	300,000	20,655
Nationwide Financial Services, Inc., Class A (a)	350,000	18,778
Principal Financial Group, Inc.	305,000	20,639
Prudential Financial, Inc.	188,300	18,212
The Chubb Corp.	325,000	17,339

See financial notes 27

 Schwab Premier Equity Fund

Portfolio Holdings continued

	Number	Value
Security	of Shares	($ x 1,000)

The Hartford Financial Services Group, Inc.	174,000	16,883

		147,336

Materials 5.2%
Albemarle Corp. (a)	470,000	22,447
Ashland, Inc.	270,000	15,855
Packaging Corp. of America	550,100	17,515
Pactiv Corp. *	361,400	9,928
Sigma-Aldrich Corp.	375,000	19,376

		85,121

Media 3.9%
Omnicom Group, Inc.	300,000	15,294
Regal Entertainment Group, Class A (a)	700,000	15,799
The Walt Disney Co.	480,000	16,622
Viacom, Inc., Class B *	400,000	16,516

		64,231

Pharmaceuticals & Biotechnology 5.8%
Applied Biosystems Group-Applera Corp.	500,000	18,570
Forest Laboratories, Inc. *	344,900	13,475
King Pharmaceuticals, Inc. *	450,000	4,770
Merck & Co., Inc.	392,000	22,838
Pfizer, Inc.	558,500	13,745
Schering-Plough Corp.	600,000	18,312
Warner Chilcott Ltd., Class A (a) *	160,000	2,965

		94,675

Retailing 2.0%
Expedia, Inc. *	700,000	22,862
IAC/InterActiveCorp (a) *	350,000	10,311

		33,173

Semiconductors & Semiconductor Equipment 3.1%
Intel Corp.	300,000	8,070
MEMC Electronic Materials, Inc. *	275,000	20,136
Zoran Corp. *	875,000	22,312

		50,518

Software & Services 6.7%
BMC Software, Inc. *	550,000	18,612
Convergys Corp. (a) *	629,300	11,535
Electronic Data Systems Corp.	680,600	14,694
Intuit, Inc. *	300,000	9,651
Oracle Corp. *	200,000	4,434
Sybase, Inc. *	614,700	17,581
Symantec Corp. (a) *	750,000	14,085
Synopsys, Inc. *	700,000	19,782

		110,374

Technology Hardware & Equipment 6.8%
Apple, Inc. *	60,000	11,397
Cisco Systems, Inc. *	650,000	21,489
Hewlett-Packard Co.	440,000	22,739
International Business Machines Corp.	180,000	20,902
NCR Corp. *	350,000	9,657
Seagate Technology	200,000	5,568
Teradata Corp. *	350,000	9,985
Xerox Corp. *	600,000	10,464

		112,201

Telecommunication Services 3.8%
AT&T, Inc.	325,000	13,582
CenturyTel, Inc.	440,000	19,382
Qwest Communications International, Inc. *	1,900,000	13,642
Telephone and Data Systems, Inc.	225,000	15,705

		62,311

Transportation 0.6%
Continental Airlines, Inc., Class B (a) *	300,000	10,305

Utilities 3.5%
Edison International	150,000	8,723
ONEOK, Inc. (a)	330,000	16,480
PG&E Corp.	345,000	16,881
Public Service Enterprise Group, Inc.	155,000	14,818

		56,902

Total Common Stock (Cost $1,337,621)		1,629,806

Security	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

Short-Term Investments 0.9% of net assets

Repurchase Agreement 0.9%
Fixed Income Clearing Corp. dated 10/31/07, due 11/01/07 at 4.55%, with a maturity value of $14,172 (fully collateralized by Federal National Mortgage Association with a value of $14,456).
	14,170	14,170

U.S. Treasury Obligations 0.0%
U.S. Treasury Bill
3.68%, 12/20/07 (b)	80	80
3.58%, 12/20/07 (b)	85	84

28 See financial notes

 Schwab Premier Equity Fund

Portfolio Holdings continued

Security	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

3.92%, 12/20/07 (b)	350	348

		512

Total Short-Term Investments (Cost $14,682)		14,682

End of Investments.

	Number	Value
Security	of Shares	($ x 1,000)

Collateral Invested for Securities on Loan 5.0% of net assets
State Street Navigator Security Lending Prime Portfolio	82,316,649	82,317

End of collateral invested for securities on loan.

At 10/31/07 the tax basis cost of the fund’s investments was $1,352,303 and the unrealized appreciation and depreciation were $315,578 and ($23,393), respectively, with a net appreciation of $292,185.

*	Non-income producing security.
(a)	All or a portion of this security is on loan.
(b)	All or a portion of this security is held as collateral for open futures contracts.

In addition to the above, the fund held the following at
10/31/07. All numbers are x1,000 except number of futures contracts.

	Number of	Contract	Unrealized
	Contracts	Value	Gains

Futures Contract
S & P 500 Index, e-mini, Long, expires 12/21/07	100	7,775	324

See financial notes 29

 Schwab Premier Equity Fund

Statement of
Assets and Liabilities
As of October 31, 2007. All numbers x 1,000 except NAV.

Assets
Investments, at value including securities on loan of $80,430 (cost $1,352,303)		$1,644,488
Collateral invested for securities on loan		82,317
Cash		1
Receivables:
Investments sold		8,803
Fund shares sold		1,345
Dividends		859
Due from broker for futures		95
Income from securities on loan		27
Interest		2
Prepaid expenses	+	3

Total assets		1,737,940

Liabilities
Collateral invested for securities on loan		82,317
Payables:
Investments bought		7,656
Investment adviser and administrator fees		117
Transfer agent and shareholder service fees		21
Fund shares redeemed		2,073
Accrued expenses	+	58

Total liabilities		92,242

Net Assets
Total assets		1,737,940
Total liabilities	−	92,242

Net assets		1,645,698
Net Assets by Source
Capital received from investors		1,252,795
Net investment income not yet distributed		2,367
Net realized capital gains		98,027
Net unrealized capital gains		292,509

Net Asset Value (NAV) by Shares Class

			Shares
Share Class	Net Assets	÷	Outstanding	=	NAV

Investor Shares	$662,942		47,404		$13.98
Select Shares	$982,756		70,167		$14.01

30 See financial notes

 Schwab Premier Equity Fund

Statement of
Operations
For November 1, 2006 through October 31, 2007. All numbers x 1,000.

Investment Income
Dividends		$21,343
Interest		740
Securities on loan	+	116

Total Investment Income		22,199

Net Realized Gains and Losses
Net realized gains on investments		98,228
Net realized gains on futures contracts	+	371

Net realized gains		98,599

Net Unrealized Gains and Losses
Net unrealized gains on investments		80,136
Net unrealized gains on futures contracts	+	324

Net unrealized gains		80,460

Expenses
Investment adviser and administrator fees		14,718
Transfer agent and shareholder service fees:
Investor Shares		1,747
Select Shares		969
Shareholder reports		166
Portfolio accounting fees		72
Custodian fees		39
Professional fees		39
Registration fees		32
Overdraft expense		19
Trustees’ fees		15
Other expenses	+	15

Total expenses		17,831
Custody Credits	−	2

Net expenses		17,829

Increase in Net Assets from Operations
Total investment income		22,199
Net expenses	−	17,829

Net investment income		4,370
Net realized gains		98,599
Net unrealized gains	+	80,460

Increase in net assets from operations		$183,429

See financial notes 31

 Schwab Premier Equity Fund

Statements of
Changes in Net Assets
For the current and prior report periods. All numbers x 1,000.

Operations

		11/1/06-10/31/07	11/1/05-10/31/06
Net investment income		$4,370	$1,277
Net realized gains and losses		98,599	(26)
Net unrealized gains	+	80,460	172,611

Increase in net assets from operations		$183,429	$173,862

Distributions to Shareholders
Dividends from net investment income
Investor Shares		334	1,487
Select Shares	+	1,669	2,289

Dividends from net investment income		$2,003	$3,776

Transactions in Fund Shares

		11/1/06-10/31/07		11/1/05-10/31/06
		SHARES	VALUE	SHARES	VALUE

Shares Sold
Investor Shares		6,110	$80,950	33,411	$393,500
Select Shares	+	21,080	280,364	41,099	485,841

Total Shares Sold		27,190	$361,314	74,510	$879,341

Shares Reinvested
Investor Shares		24	$306	118	$1,352
Select Shares	+	104	1,352	172	1,981

Total Shares Reinvested		128	$1,658	290	3,333

Shares Redeemed
Investor Shares		(13,943)	($186,154)	(12,348)	($145,311)
Select Shares	+	(19,482)	(259,173)	(17,727)	(205,961)

Total Shares Redeemed		(33,425)	($445,327)	(30,075)	($351,272)

Net transactions in fund shares		(6,107)	(82,355)	44,725	531,402

Shares Outstanding and Net Assets
		11/1/06-10/31/07		11/1/05-10/31/06
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		123,678	$1,546,627	78,953	$845,139
Total increase or decrease	+	(6,107)	99,071	44,725	701,488

End of period		117,571	$1,645,698	123,678	$1,546,627

Net investment income not yet distributed			$2,367		$-

32 See financial notes

Schwab Core Equity Fundtm

Financial Statements

Financial Highlights

	11/1/06-	11/1/05-	11/1/04-	11/1/03-	11/1/02-
	10/31/07	10/31/06	10/31/05	10/31/04	10/31/03

Per—Share Data ($)

Net asset value at beginning of period	18.40	15.81	13.81	12.71	10.89

Income from investment operations:
Net investment income	0.16	0.10	0.13	0.12	0.10
Net realized and unrealized gains	2.35	2.58	2.03	1.09	1.79

Total income from investment operations	2.51	2.68	2.16	1.21	1.89
Less distributions:
Distributions from net investment income	(0.10)	(0.09)	(0.16)	(0.11)	(0.07)
Distributions from net realized gains	(0.32)	—	—	—	—

Total distributions	(0.42)	(0.09)	(0.16)	(0.11)	(0.07)

Net asset value at end of period	20.49	18.40	15.81	13.81	12.71

Total return (%)	13.88	17.02	15.74	9.57	17.54

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses	0.75	0.75	0.75	0.75	0.75
Gross operating expenses	0.78	0.81	0.85	0.88	0.88
Net investment income	0.91	0.63	0.93	0.89	0.94
Portfolio turnover rate	18	42	48	86	73
Net assets, end of period ($ x 1,000,000)	2,133	1,125	547	263	237

See financial notes 33

 Schwab Core Equity Fund

Portfolio Holdings as of October 31, 2007

This section shows all the securities in the fund’s portfolio and their value as of the report date.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The schedule of portfolio holdings filed on a fund’s most recent Form N-Q is also available by visiting Schwab’s website at www.schwab.com/schwabfunds.

			Cost	Value
Holdings by Category			($ x 1,000)	($ x 1,000)

99.1%		Common Stock	1,771,306	2,114,879
0.9%		Short-Term Investments	18,992	18,992

100.0%		Total Investments	1,790,298	2,133,871
1.4%		Collateral Invested for Securities on Loan	30,374	30,374
(1	.4)%	Other Assets and Liabilities, Net		(30,772)

100.0%		Total Net Assets		2,133,473

	Number	Value
Security	of Shares	($ x 1,000)

Common Stock 99.1% of net assets

Automobiles & Components 0.2%
The Goodyear Tire & Rubber Co. *	130,000	3,920

Banks 0.4%
KeyCorp	300,000	8,535

Capital Goods 13.6%
AGCO Corp. *	115,000	6,863
Emerson Electric Co.	177,600	9,283
Fluor Corp.	44,200	6,984
General Dynamics Corp.	49,400	4,494
Lockheed Martin Corp.	682,400	75,091
Northrop Grumman Corp.	219,000	18,313
Raytheon Co.	1,177,900	74,926
The Boeing Co.	958,100	94,459

		290,413

Consumer Durables & Apparel 1.5%
Hasbro, Inc.	481,700	14,379
Newell Rubbermaid, Inc.	493,900	14,402
NIKE, Inc., Class B	55,800	3,697

		32,478

Consumer Services 0.5%
Service Corp. International	664,000	9,608

Diversified Financials 11.9%
American Express Co.	552,000	33,644
Ameriprise Financial, Inc.	431,400	27,170
Bank of America Corp.	75,000	3,621
Bank of New York Mellon Corp.	524,800	25,637
Federated Investors, Inc., Class B	107,500	4,623
Franklin Resources, Inc.	403,100	52,274
JPMorgan Chase & Co.	2,201,900	103,489
Northern Trust Corp.	42,500	3,196

		253,654

Energy 8.0%
Chevron Corp.	320,900	29,366
Exxon Mobil Corp.	836,400	76,940
Holly Corp.	300,000	18,840
Marathon Oil Corp.	230,000	13,600
National-Oilwell Varco, Inc. *	100,000	7,324
Occidental Petroleum Corp.	300,000	20,715
Schlumberger Ltd.	50,000	4,828

		171,613

Food, Beverage & Tobacco 4.0%
ConAgra Foods, Inc.	793,100	18,820
General Mills, Inc.	427,500	24,680
Reynolds American, Inc. (a)	97,600	6,288
Sara Lee Corp.	135,600	2,243
The Coca-Cola Co.	540,500	33,381

		85,412

Health Care Equipment & Services 6.9%
Aetna, Inc.	495,800	27,849
AmerisourceBergen Corp.	106,200	5,003
Baxter International, Inc.	493,400	29,609
Becton, Dickinson & Co.	122,300	10,207
CIGNA Corp.	324,600	17,038
Humana, Inc. *	254,200	19,053
McKesson Corp.	452,600	29,917
WellPoint, Inc. *	116,700	9,246

		147,922

Household & Personal Products 0.3%
Energizer Holdings, Inc. *	64,500	6,727

Insurance 9.4%
AFLAC, Inc.	160,100	10,051
American Financial Group, Inc. (a)	54,000	1,615
Lincoln National Corp.	214,500	13,378
Loews Corp.	266,700	13,092
MetLife, Inc.	838,800	57,751
Nationwide Financial Services, Inc., Class A	80,000	4,292
Principal Financial Group, Inc.	460,600	31,169
Prudential Financial, Inc.	209,700	20,282
The Chubb Corp.	151,800	8,099
The Hartford Financial Services Group, Inc.	247,600	24,025
The Travelers Cos., Inc.	231,400	12,081
W. R. Berkley Corp.	160,700	4,836

		200,671

34 See financial notes

 Schwab Core Equity Fund

Portfolio Holdings continued

	Number	Value
Security	of Shares	($ x 1,000)

Materials 3.7%
AK Steel Holding Corp. *	111,700	5,599
Albemarle Corp.	104,000	4,967
Celanese Corp., Series A	305,500	12,819
Freeport-McMoRan Copper & Gold, Inc.	29,480	3,469
International Paper Co. (a)	325,000	12,012
Monsanto Co.	74,400	7,264
Owens-Illinois, Inc. *	23,600	1,048
Pactiv Corp. *	251,000	6,895
Sonoco Products Co.	324,500	10,034
The Lubrizol Corp.	187,100	12,700
United States Steel Corp.	28,300	3,054

		79,861

Media 3.6%
CBS Corp., Class B	926,000	26,576
Omnicom Group, Inc.	460,000	23,451
Regal Entertainment Group,
Class A (a)	77,000	1,738
The Walt Disney Co.	710,400	24,601

		76,366

Pharmaceuticals & Biotechnology 9.4%
Applied Biosystems Group-Applera Corp.	550,000	20,427
Biogen Idec, Inc. *	121,700	9,059
Endo Pharmaceutical Holdings, Inc. *	85,000	2,491
King Pharmaceuticals, Inc. *	330,000	3,498
Merck & Co., Inc.	960,700	55,970
Pfizer, Inc.	3,633,400	89,418
Schering-Plough Corp.	666,500	20,342

		201,205

Retailing 1.2%
Amazon.com, Inc. *	242,000	21,574
Expedia, Inc. *	150,600	4,919

		26,493

Semiconductors & Semiconductor Equipment 0.6%
Intel Corp.	455,000	12,239

Software & Services 5.4%
BMC Software, Inc. *	457,600	15,485
Cadence Design Systems, Inc. *	600,000	11,760
Computer Sciences Corp. *	155,600	9,085
Electronic Data Systems Corp.	1,826,200	39,428
McAfee, Inc. *	150,500	6,223
Microsoft Corp.	100,000	3,681
Symantec Corp. *	359,900	6,759
Synopsys, Inc. *	502,800	14,209
Total System Services, Inc. (a)	256,800	7,694

		114,324

Technology Hardware & Equipment 12.0%
Apple, Inc. *	190,000	36,091
Cisco Systems, Inc. *	250,000	8,265
Dolby Laboratories, Inc., Class A *	110,700	4,590
Hewlett-Packard Co.	1,717,500	88,760
International Business Machines Corp.	882,800	102,511
NCR Corp. *	126,000	3,476
Teradata Corp. *	126,000	3,595
Xerox Corp. *	546,700	9,534

		256,822

Telecommunication Services 3.0%
AT&T, Inc.	212,421	8,877
CenturyTel, Inc.	197,400	8,696
Citizens Communications Co.	1,274,100	16,767
Qwest Communications International, Inc. (a) *	2,999,500	21,536
Telephone and Data Systems, Inc.	70,000	4,886
Verizon Communications, Inc.	56,300	2,594

		63,356

Transportation 0.3%
Continental Airlines, Inc., Class B *	169,300	5,815

Utilities 3.2%
Edison International	331,300	19,265
FirstEnergy Corp.	100,000	6,970
ONEOK, Inc.	390,000	19,477
PG&E Corp.	57,000	2,789
Public Service Enterprise Group, Inc.	160,000	15,296
The AES Corp. *	170,400	3,648

		67,445

Total Common Stock (Cost $1,771,306)		2,114,879

Security	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

Short-Term Investments 0.9% of net assets

Repurchase Agreement 0.9%
Fixed Income Clearing Corp. dated 10/31/07, due 11/01/07 at 4.55%, with a maturity value of $18,298 (fully collateralized by Federal Home Loan Bank with a value of $18,666.)
	18,296	18,296

See financial notes 35

 Schwab Core Equity Fund

Portfolio Holdings continued

Security	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

U.S. Treasury Obligation 0.0%
U.S. Treasury Bill
3.92%, 12/20/07 (b)	700	696

Total Short-Term Investments (Cost $18,992)		18,992

End of Investments.

	Number	Value
Security	of Shares	($ x 1,000)

Collateral Invested for Securities on Loan 1.4% of net assets
State Street Navigator Security Lending Prime Portfolio	30,373,739	30,374

End of collateral invested for securities on loan.

At 10/31/07 the tax basis cost of the fund’s investments was $1,790,298, and the unrealized appreciation and depreciation were $387,684 and ($44,111), respectively, with a net unrealized appreciation of $343,573.

*	Non-income producing security.
(a)	All or a portion of this security is on loan.
(b)	All or a portion of this security is held as collateral for open futures contracts.

In addition to the above, the fund held the following at
10/31/07. All numbers are x1,000 except number of futures contracts.

	Number of	Contract	Unrealized
	Contracts	Value	Gains

Futures Contract
S & P 500 Index, e-mini, Long, expires 12/21/07	200	15,549	569

36 See financial notes

 Schwab Core Equity Fund

Statement of
Assets and Liabilities
As of October 31, 2007. All numbers x 1,000 except NAV.

Assets
Investments, at value including securities on loan of $29,260 (cost $1,790,298)		$2,133,871
Collateral invested for securities on loan		30,374
Cash		1
Receivables:
Fund shares sold		3,263
Dividends		1,307
Due from broker for futures		189
Income from securities on loan		13
Interest		2
Prepaid expenses	+	7

Total assets		2,169,027

Liabilities
Collateral invested for securities on loan		30,374
Payables:
Investments bought		3,472
Investment adviser and administrator fees		111
Transfer agent and shareholder service fees		43
Fund shares redeemed		1,467
Accrued expenses	+	87

Total liabilities		35,554

Net Assets
Total assets		2,169,027
Total liabilities	−	35,554

Net assets		2,133,473
Net Assets by Source
Capital received from investors		1,773,023
Net investment income not yet distributed		12,196
Net realized capital gains		4,112
Net unrealized capital gains		344,142

Net Asset Value (NAV)

		Shares
Net Assets	÷	Outstanding	=	NAV

$2,133,473		104,102		$20.49

See financial notes 37

 Schwab Core Equity Fund

Statement of
Operations
For November 1, 2006 through October 31, 2007. All numbers x 1,000.

Investment Income
Dividends		$26,868
Interest		1,199
Securities on loan	+	68

Total Investment Income		28,135

Net Realized Gains and Losses
Net realized gains on investments		3,215
Net realized gains on futures contracts	+	1,047

Net realized gains		4,262

Net Unrealized Gains and Losses
Net unrealized gains on investments		189,410
Net unrealized gains on futures contracts	+	419

Net unrealized gains		189,829

Expenses
Investment adviser and administrator fees		8,579
Transfer agent and shareholder service fees		4,250
Registration fees		154
Shareholder reports		119
Portfolio accounting fees		76
Custodian fees		34
Professional fees		31
Trustees’ fees		14
Overdraft expense		1
Other expenses	+	11

Total expenses		13,269
Custody Credits	−	3
Expense reduction by adviser and Schwab	−	520

Net expenses		12,746

Increase in Net Assets from Operations
Total investment income		28,135
Net expenses	−	12,746

Net investment income		15,389
Net realized gains		4,262
Net unrealized gains	+	189,829

Increase in net assets from operations		$209,480

38 See financial notes

 Schwab Core Equity Fund

Statements of
Changes in Net Assets
For the current and prior report periods. All numbers x 1,000.

Operations

		11/1/06-10/31/07	11/1/05-10/31/06
Net investment income		$15,389	$5,145
Net realized gains		4,262	25,186
Net unrealized gains	+	189,829	96,306

Increase in net assets from operations		209,480	126,637

Distributions to Shareholders
Distributions from net investment income		7,073	3,509
Distributions from net realized gains	+	21,463	—

Total distributions		$28,536	$3,509

Transactions in Fund Shares

		11/1/06-10/31/07		11/1/05-10/31/06
		SHARES	VALUE	SHARES	VALUE
Shares Sold		55,950	$1,081,379	34,999	$599,052
Shares Reinvested		1,237	23,020	182	3,034
Shares Redeemed	+	(14,242)	(277,177)	(8,614)	(146,741)

Net transactions in fund shares		42,945	$827,222	26,567	$455,345

Shares Outstanding and Net Assets
		11/1/06-10/31/07		11/1/05-10/31/06
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		61,157	$1,125,307	34,590	$546,834
Total increase	+	42,945	1,008,166	26,567	578,473

End of period		104,102	$2,133,473	61,157	$1,125,307

Net investment income not yet distributed			$12,196		$3,880

See financial notes 39

Schwab Dividend Equity Fundtm

Financial Statements

Financial Highlights

	11/1/06-	11/1/05-	11/1/04-	11/1/03-	9/2/03[1]-
Investor Shares	10/31/07	10/31/06	10/31/05	10/31/04	10/31/03

Per—Share Data ($)

Net asset value at beginning of period	14.61	12.80	12.06	10.60	10.00

Income from investment operations:
Net investment income	0.26	0.24	0.26	0.29	0.05
Net realized and unrealized gains	1.38	1.97	0.93	1.49	0.55

Total income from investment operations	1.64	2.21	1.19	1.78	0.60
Less distributions:
Distributions from net investment income	(0.24)	(0.24)	(0.26)	(0.32)	—
Distributions from net realized gains	(0.31)	(0.16)	(0.19)	—	—

Total distributions	(0.55)	(0.40)	(0.45)	(0.32)	—

Net asset value at end of period	15.70	14.61	12.80	12.06	10.60

Total return (%)	11.43	17.63	9.98	17.00	6.00	[2]

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses	1.04	1.05	1.07	0.65	—
Gross operating expenses	1.04	1.05	1.09	1.19	1.34	[3]
Net investment income	1.71	1.78	2.17	2.71	3.41	[3]
Portfolio turnover rate	18	36	26	39	2	[2]
Net assets, end of period ($ x 1,000,000)	760	624	528	267	94

	11/1/06-	11/1/05-	11/1/04-	11/1/03-	9/2/03[1]-
Select Shares	10/31/07	10/31/06	10/31/05	10/31/04	10/31/03

Per—Share Data ($)

Net asset value at beginning of period	14.60	12.80	12.06	10.60	10.00

Income from investment operations:
Net investment income	0.28	0.26	0.28	0.31	0.05
Net realized and unrealized gains	1.37	1.98	0.93	1.48	0.55

Total income from investment operations	1.65	2.24	1.21	1.79	0.60
Less distributions:
Distributions from net investment income	(0.28)	(0.28)	(0.28)	(0.33)	—
Distributions from net realized gains	(0.31)	(0.16)	(0.19)	—	—

Total distributions	(0.59)	(0.44)	(0.47)	(0.33)	—

Net asset value at end of period	15.66	14.60	12.80	12.06	10.60

Total return (%)	11.55	17.86	10.17	17.07	6.00	[2]

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses	0.89	0.90	0.92	0.54	—
Gross operating expenses	0.89	0.90	0.94	1.04	1.19	[3]
Net investment income	1.83	1.92	2.32	2.83	3.41	[3]
Portfolio turnover rate	18	36	26	39	2	[2]
Net assets, end of period ($ x 1,000,000)	1,340	729	509	252	111
1 Commencement of operations.
2 Not annualized.
3 Annualized.

40 See financial notes

 Schwab Dividend Equity Fund

Portfolio Holdings as of October 31, 2007

This section shows all the securities in the fund’s portfolio and their value as of the report date.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The schedule of portfolio holdings filed on a fund’s most recent Form N-Q is also available by visiting Schwab’s website at www.schwab.com/schwabfunds.

		Cost	Value
Holdings by Category		($ x 1,000)	($ x 1,000)

99.2%	Common Stock	1,739,100	2,084,079
0.3%	Short-Term Investments	5,833	5,833

99.5%	Total Investments	1,744,933	2,089,912
0.5%	Other Assets and Liabilities, Net		10,831

100.0%	Total Net Assets		2,100,743

	Number	Value
Security	of Shares	($ x 1,000)

Common Stock 99.2% of net assets

Banks 5.1%
Comerica, Inc.	371,700	17,351
Fifth Third Bancorp	200,000	6,256
Freddie Mac	100,000	5,223
KeyCorp	492,500	14,012
National City Corp.	336,800	8,167
PNC Financial Services Group, Inc.	318,400	22,976
Regions Financial Corp.	556,571	15,094
SunTrust Banks, Inc.	250,887	18,214

		107,293

Capital Goods 9.7%
Cooper Industries Ltd., Class A	355,000	18,598
Eaton Corp.	210,000	19,442
Emerson Electric Co.	423,600	22,142
Harsco Corp.	174,400	10,572
Lockheed Martin Corp.	324,000	35,653
Northrop Grumman Corp.	290,400	24,283
Raytheon Co.	487,100	30,984
The Boeing Co.	245,000	24,155
Tyco International Ltd.	300,000	12,351
United Technologies Corp.	75,000	5,744

		203,924

Commercial Services & Supplies 2.6%
Avery Dennison Corp.	100,000	5,790
R.R. Donnelley & Sons Co.	410,000	16,519
Republic Services, Inc.	290,000	9,915
Waste Management, Inc.	590,000	21,470

		53,694

Consumer Durables & Apparel 2.3%
Hasbro, Inc.	475,000	14,179
Newell Rubbermaid, Inc.	862,600	25,153
NIKE, Inc., Class B	125,000	8,283

		47,615

Diversified Financials 5.9%
American Express Co.	275,000	16,761
Bank of America Corp.	675,400	32,608
Bank of New York Mellon Corp.	879,845	42,980
JPMorgan Chase & Co.	675,584	31,753

		124,102

Energy 8.0%
Boardwalk Pipeline Partners LP	191,500	6,224
Chevron Corp.	375,000	34,316
ConocoPhillips	150,000	12,744
Exxon Mobil Corp.	320,800	29,510
Marathon Oil Corp.	400,000	23,652
Occidental Petroleum Corp.	420,000	29,001
Schlumberger Ltd.	153,400	14,814
Tesoro Corp.	300,000	18,159

		168,420

Food & Staples Retailing 0.5%
The Kroger Co.	335,000	9,846

Food, Beverage & Tobacco 10.4%
Altria Group, Inc.	410,000	29,901
Anheuser-Busch Cos., Inc.	400,000	20,512
ConAgra Foods, Inc.	650,000	15,424
General Mills, Inc.	370,000	21,360
H.J. Heinz Co.	485,000	22,688
Kellogg Co.	340,000	17,949
Loews Corp. - Carolina Group	265,000	22,732
Reynolds American, Inc.	426,400	27,473
The Coca-Cola Co.	406,000	25,075
UST, Inc.	300,500	16,023

		219,137

Health Care Equipment & Services 3.2%
AmerisourceBergen Corp.	150,000	7,067
Baxter International, Inc.	325,000	19,503
Becton, Dickinson & Co.	254,000	21,199
McKesson Corp.	310,000	20,491

		68,260

Household & Personal Products 3.2%
Colgate-Palmolive Co.	235,000	17,923
Kimberly-Clark Corp.	435,000	30,837
The Procter & Gamble Co.	253,950	17,655

		66,415

See financial notes 41

 Schwab Dividend Equity Fund

Portfolio Holdings continued

	Number	Value
Security	of Shares	($ x 1,000)

Insurance 6.3%
Aon Corp.	396,250	17,958
Cincinnati Financial Corp.	320,000	12,729
HCC Insurance Holdings, Inc.	385,000	11,508
Lincoln National Corp.	300,000	18,711
Principal Financial Group, Inc.	215,000	14,549
The Allstate Corp.	363,200	19,032
The Chubb Corp.	351,000	18,726
The Travelers Cos., Inc.	358,000	18,691

		131,904

Materials 7.4%
E.I. du Pont de Nemours & Co.	335,000	16,586
Eastman Chemical Co.	240,000	15,982
International Paper Co.	500,000	18,480
Lyondell Chemical Co.	300,000	14,235
PPG Industries, Inc.	245,500	18,349
Rohm & Haas Co.	309,000	16,031
Temple-Inland, Inc.	338,300	18,157
The Dow Chemical Co.	362,800	16,340
The Lubrizol Corp.	250,000	16,970
Weyerhaeuser Co.	50,000	3,795

		154,925

Media 1.4%
CBS Corp., Class B	500,000	14,350
Regal Entertainment Group, Class A	500,000	11,285
The McGraw-Hill Cos., Inc.	65,000	3,253

		28,888

Pharmaceuticals & Biotechnology 8.3%
Abbott Laboratories	425,000	23,213
Bristol-Myers Squibb Co.	675,000	20,243
Eli Lilly and Co.	444,000	24,043
Johnson & Johnson	387,000	25,221
Merck & Co., Inc.	560,000	32,626
PerkinElmer, Inc.	270,500	7,444
Pfizer, Inc.	1,100,000	27,071
Schering-Plough Corp.	360,000	10,987
Wyeth	95,000	4,620

		175,468

Retailing 0.3%
Genuine Parts Co.	121,000	5,937

Semiconductors & Semiconductor Equipment 2.5%
Analog Devices, Inc.	290,000	9,703
Applied Materials, Inc.	800,000	15,536
Intel Corp.	1,025,000	27,573

		52,812

Software & Services 3.5%
Accenture Ltd., Class A	235,000	9,177
Electronic Data Systems Corp.	560,000	12,090
FactSet Research Systems, Inc.	100,900	7,115
Microsoft Corp.	950,000	34,970
Paychex, Inc.	266,300	11,126

		74,478

Technology Hardware & Equipment 3.2%
Harris Corp.	180,000	10,901
Hewlett-Packard Co.	520,000	26,873
International Business Machines Corp.	230,000	26,708
Seagate Technology	100,000	2,784

		67,266

Telecommunication Services 5.5%
ALLTEL Corp.	184,800	13,148
AT&T, Inc.	1,253,407	52,380
Citizens Communications Co.	1,180,000	15,529
Embarq Corp.	210,000	11,113
Verizon Communications, Inc.	527,300	24,293

		116,463

Utilities 9.9%
Alliant Energy Corp.	455,000	18,200
American Electric Power Co., Inc.	451,000	21,743
Consolidated Edison, Inc.	135,000	6,357
DTE Energy Co.	425,000	21,080
Edison International	441,000	25,644
FirstEnergy Corp.	364,100	25,378
Northeast Utilities	300,000	9,249
ONEOK, Inc.	125,000	6,242
PG&E Corp.	485,000	23,731
Progress Energy, Inc.	375,000	18,000
Public Service Enterprise Group, Inc.	225,000	21,510
TECO Energy, Inc.	600,000	10,098

		207,232

Total Common Stock (Cost $1,739,100)		2,084,079

Security	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

Short-Term Investments 0.3% of net assets

Commercial Paper & Other Obligations 0.3%
Bank of America, London Time Deposit
4.75%, 11/01/07	5,052	5,052

42 See financial notes

 Schwab Dividend Equity Fund

Portfolio Holdings continued

Security	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

U.S. Treasury Obligation 0.0%
U.S. Treasury Bill
4.24%, 12/20/07 (a)	785	781

Total Short-Term Investments (Cost $5,833)		5,833

End of Investments.

At 10/31/07 the tax basis cost of the fund’s investments was $1,744,933, and the unrealized appreciation and depreciation were $379,642 and ($34,663), respectively, with a net unrealized appreciation of $344,979.

(a)	All or a portion of this security is held as collateral for open futures contracts.

In addition to the above, the fund held the following at
10/31/07. All numbers are x1,000 except number of futures contracts.

	Number of	Contract	Unrealized
	Contracts	Value	Losses

Futures Contract
S & P 500 Index, e-mini, Long, expires 12/21/07	150	11,662	(131)

See financial notes 43

 Schwab Dividend Equity Fund

Statement of
Assets and Liabilities
As of October 31, 2007. All numbers x 1,000 except NAV.

Assets
Investments, at value (cost $1,744,933)		$2,089,912
Receivables:
Investments sold		20,914
Dividends		3,095
Fund shares sold		1,999
Due from broker for futures		142
Interest		1
Prepaid expenses	+	9

Total assets		2,116,072

Liabilities
Payables:
Investments bought		12,632
Investment adviser and administrator fees		129
Transfer agent and shareholder service fees		26
Fund shares redeemed		2,459
Accrued expenses	+	83

Total liabilities		15,329

Net Assets
Total assets		2,116,072
Total liabilities	−	15,329

Net assets		2,100,743
Net Assets by Source
Capital received from investors		1,747,053
Net investment income not yet distributed		1,709
Net realized capital gains		7,133
Net unrealized capital gains		344,848

Net Asset Value (NAV) by Share Class

			Shares
Share Class	Net Assets	÷	Outstanding	=	NAV

Investor Shares	$760,257		48,413		$15.70
Select Shares	$1,340,486		85,584		$15.66

44 See financial notes

 Schwab Dividend Equity Fund

Statement of
Operations
For November 1, 2006 through October 31, 2007. All numbers x 1,000.

Investment Income
Dividends		$49,745
Interest	+	1,057

Total Investment Income		50,802

Net Realized Gains and Losses
Net realized gains on investments		7,275
Net realized gains on futures contracts	+	979

Net realized gains		8,254

Net Unrealized Gains and Losses
Net unrealized gains on investments		139,173
Net unrealized losses on futures contracts	+	(380)

Net unrealized gains		138,793

Expenses
Investment advisor and administrator fees		14,246
Transfer agent and shareholder service fees:
Investor Shares		1,863
Select Shares		1,113
Registration fees		187
Shareholder reports		91
Portfolio accounting fees		77
Professional fees		39
Custodian fees		38
Trustees’ fees		14
Overdraft expense		5
Other expenses	+	14

Net expenses		17,687

Increase in Net Assets from Operations
Total investment income		50,802
Net expenses	−	17,687

Net investment income		33,115
Net realized gains		8,254
Net unrealized gains	+	138,793

Increase in net assets from operations		$180,162

See financial notes 45

 Schwab Dividend Equity Fund

Statements of
Changes in Net Assets
For the current and prior report periods. All numbers x 1,000.

Operations

		11/1/06-10/31/07	11/1/05-10/31/06
Net investment income		$33,115	$20,642
Net realized gains		8,254	28,998
Net unrealized gains	+	138,793	134,928

Increase in net assets from operations		180,162	184,568

Distributions to Shareholders
Distributions from net investment income
Investor Shares		11,773	9,859
Select Shares	+	20,876	11,451

Total distributions from net investment income		$32,649	$21,310

Distributions from net realized gains
Investor Shares		13,513	6,743
Select Shares	+	16,664	6,563

Total distributions from net realized gains		$30,177	$13,306

Total distributions		$62,826	$34,616

Transactions in Fund Shares

		11/1/06-10/31/07		11/1/05-10/31/06
		SHARES	VALUE	SHARES	VALUE

Shares Sold
Investor Shares		19,321	$294,567	14,325	$196,579
Select Shares	+	49,096	751,702	19,222	265,952

Total shares sold		68,417	$1,046,269	33,547	$462,531

Shares Reinvested
Investor Shares		1,412	$21,131	1,006	$13,421
Select Shares	+	1,561	23,343	972	12,969

Total shares reinvested		2,973	$44,474	1,978	$26,390

Shares Redeemed
Investor Shares		(15,025)	($230,326)	(13,861)	($187,504)
Select Shares	+	(14,990)	(229,725)	(10,090)	(135,743)

Total shares redeemed		(30,015)	($460,051)	(23,951)	($323,247)

Net transactions in fund shares		41,375	$630,692	11,574	$165,674

Shares Outstanding and Net Assets
		11/1/06-10/31/07		11/1/05-10/31/06
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		92,622	$1,352,715	81,048	$1,037,089
Total increase	+	41,375	748,028	11,574	315,626

End of period		133,997	$2,100,743	92,622	$1,352,715

Net investment income not yet distributed			$1,709		$1,243

46 See financial notes

Schwab Large-Cap Growth Fundtm

Financial Statements

Financial Highlights

	11/1/06-	11/1/05-	10/3/05[1]-
Investor Shares	10/31/07	10/31/06	10/31/05

Per—Share Data ($)

Net asset value at beginning of period	11.07	9.73	10.00

Income / (loss) from investment operations:
Net investment income / (loss)	0.02	0.01	(0.00)[2]
Net realized and unrealized gains or losses	1.67	1.33	(0.27)

Total income / (loss) from investment operations	1.69	1.34	(0.27)
Less distributions:
Distributions from net investment income	(0.01)	(0.00)[2]	—

Net asset value at end of period	12.75	11.07	9.73

Total return (%)	15.32	13.80	(2.70)[3]

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses	1.18	1.20	1.20 [4]
Gross operating expenses	1.18	1.26	1.71 [4]
Net investment income or loss	0.22	0.09	(0.61)[4]
Portfolio turnover rate	30	53	4 [3]
Net assets, end of period ($ x 1,000,000)	119	70	25

	11/1/06-	11/1/05-	10/3/05[1]-
Select Shares	10/31/07	10/31/06	10/31/05

Per—Share Data ($)

Net asset value at beginning of period	11.09	9.73	10.00

Income / (loss) from investment operations:
Net investment income / (loss)	0.04	0.02	(0.00)[2]
Net realized and unrealized gains or losses	1.67	1.35	(0.27)

Total income / (loss) from investment operations	1.71	1.37	(0.27)
Less distributions:
Distributions from net investment income	(0.03)	(0.01)	—

Net asset value at end of period	12.77	11.09	9.73

Total return (%)	15.47	14.04	(2.70)[3]

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses	0.99	0.99	0.99 [4]
Gross operating expenses	1.03	1.12	1.56 [4]
Net investment income or loss	0.33	0.26	(0.40)[4]
Portfolio turnover rate	30	53	4 [3]
Net assets, end of period ($ x 1,000,000)	492	107	33
1 Commencement of operations.
2 Per share amount was less then $0.01.
3 Not annualized.
4 Annualized.

See financial notes 47

 Schwab Large Cap Growth Fund

Portfolio Holdings as of October 31, 2007

This section shows all the securities in the fund’s portfolio and their value as of the report date.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The schedule of portfolio holdings filed on a fund’s most recent Form N-Q is also available by visiting Schwab’s website at www.schwab.com/schwabfunds.

			Cost	Value
Holdings by Category			($ x 1,000)	($ x 1,000)

99.5%		Common Stock	532,158	607,528
0.3%		Foreign Common Stock	843	1,853
0.6%		Short-Term Investments	3,839	3,839

100.4%		Total Investments	536,840	613,220
3.9%		Collateral Invested for Securities on Loan	24,051	24,051
(4	.3)%	Other Assets and Liabilities, Net		(26,550)

100.0%		Total Net Assets		610,721

	Number	Value
Security	of Shares	($ x 1,000)

Common Stock 99.5% of net assets

Automobiles & Components 0.5%
The Goodyear Tire & Rubber Co. *	93,200	2,810

Capital Goods 11.6%
Cooper Industries Ltd., Class A	111,800	5,857
Emerson Electric Co.	14,600	763
ITT Corp.	48,000	3,212
Lockheed Martin Corp.	266,200	29,293
Raytheon Co.	122,800	7,811
The Boeing Co.	242,100	23,869
Thomas & Betts Corp. *	4,300	241

		71,046

Consumer Durables & Apparel 1.1%
Hasbro, Inc. (a)	93,000	2,776
Newell Rubbermaid, Inc.	131,300	3,829

		6,605

Consumer Services 1.8%
ITT Educational Services, Inc. (a) *	83,900	10,671

Diversified Financials 4.8%
American Express Co.	45,000	2,743
Bank of America Corp.	20,700	1,000
Bank of New York Mellon Corp.	79,000	3,859
Franklin Resources, Inc.	133,800	17,351
JPMorgan Chase & Co.	73,900	3,473
Northern Trust Corp. (a)	15,000	1,128

		29,554

Energy 6.7%
Exxon Mobil Corp.	210,800	19,391
Frontier Oil Corp.	64,000	2,931
Holly Corp.	175,000	10,990
Marathon Oil Corp.	125,000	7,391

		40,703

Food, Beverage & Tobacco 3.3%
Altria Group, Inc.	60,000	4,376
ConAgra Foods, Inc.	29,500	700
General Mills, Inc.	128,100	7,395
H.J. Heinz Co.	23,500	1,100
Loews Corp. - Carolina Group	49,500	4,246
The Coca-Cola Co.	35,800	2,211

		20,028

Health Care Equipment & Services 8.5%
Aetna, Inc.	19,900	1,118
Baxter International, Inc.	320,000	19,203
Becton, Dickinson & Co.	60,800	5,075
CIGNA Corp.	40,500	2,126
Express Scripts, Inc. *	18,000	1,136
Humana, Inc. *	144,100	10,800
Kinetic Concepts, Inc. *	52,000	3,125
Laboratory Corp. of America Holdings *	6,300	433
McKesson Corp.	78,500	5,189
WellPoint, Inc. *	43,700	3,462

		51,667

Household & Personal Products 2.2%
Energizer Holdings, Inc. *	128,000	13,350

Insurance 5.2%
AFLAC, Inc.	154,300	9,687
Axis Capital Holdings Ltd.	80,000	3,179
HCC Insurance Holdings, Inc.	20,200	604
MetLife, Inc.	37,500	2,582
Principal Financial Group, Inc.	23,500	1,590
Prudential Financial, Inc.	33,500	3,240
The Travelers Cos., Inc.	41,500	2,167
W. R. Berkley Corp.	290,300	8,735

		31,784

Materials 8.0%
AK Steel Holding Corp. *	158,500	7,946
Celanese Corp., Series A	544,900	22,864
Freeport-McMoRan Copper & Gold, Inc.	74,080	8,718
Lyondell Chemical Co.	43,600	2,069
Owens-Illinois, Inc. *	55,000	2,443
Sonoco Products Co.	109,000	3,370

48 See financial notes

 Schwab Large Cap Growth Fund

Portfolio Holdings continued

	Number	Value
Security	of Shares	($ x 1,000)

The Lubrizol Corp.	25,200	1,710

		49,120

Media 1.7%
Liberty Global, Inc., Series A (a) *	140,500	5,514
Omnicom Group, Inc.	64,000	3,263
The Walt Disney Co.	46,000	1,593

		10,370

Pharmaceuticals & Biotechnology 10.0%
Abbott Laboratories	27,000	1,475
Applied Biosystems Group-Applera Corp.	120,500	4,475
Biogen Idec, Inc. *	143,000	10,645
Endo Pharmaceutical Holdings, Inc. *	40,000	1,172
Forest Laboratories, Inc. *	35,000	1,367
King Pharmaceuticals, Inc. *	86,100	913
Merck & Co., Inc.	364,100	21,213
Pfizer, Inc.	537,100	13,218
Schering-Plough Corp.	225,100	6,870

		61,348

Retailing 3.5%
Amazon.com, Inc. *	144,000	12,838
eBay, Inc. *	165,500	5,974
Expedia, Inc. *	57,500	1,878
GameStop Corp., Class A *	15,000	888

		21,578

Semiconductors & Semiconductor Equipment 3.2%
Intel Corp.	390,000	10,491
MEMC Electronic Materials, Inc. *	10,000	732
NVIDIA Corp. *	120,000	4,246
Texas Instruments, Inc.	120,000	3,912

		19,381

Software & Services 9.8%
Accenture Ltd., Class A	280,000	10,934
Autodesk, Inc. *	84,400	4,127
BMC Software, Inc. *	231,500	7,834
Cadence Design Systems, Inc. (a) *	273,500	5,361
Electronic Data Systems Corp.	106,000	2,288
Google, Inc., Class A *	10,000	7,070
Intuit, Inc. *	29,000	933
Microsoft Corp.	75,000	2,761
Oracle Corp. *	175,000	3,880
Symantec Corp. *	131,000	2,460
Synopsys, Inc. *	93,500	2,642
Total System Services, Inc. (a)	310,700	9,309

		59,599

Technology Hardware & Equipment 13.9%
Agilent Technologies, Inc. *	47,700	1,758
Apple, Inc. *	50,000	9,497
Cisco Systems, Inc. *	348,700	11,528
Dolby Laboratories, Inc., Class A *	117,500	4,872
Hewlett-Packard Co.	530,000	27,390
International Business Machines Corp.	215,900	25,070
NCR Corp. *	67,500	1,862
Seagate Technology	25,000	696
Sun Microsystems, Inc. *	50,000	286
Teradata Corp. *	67,500	1,926

		84,885

Telecommunication Services 0.5%
Citizens Communications Co.	177,300	2,333
Qwest Communications International, Inc. *	88,900	639

		2,972

Transportation 0.2%
Continental Airlines, Inc., Class B *	43,500	1,494

Utilities 3.0%
Edison International	5,500	320
Exelon Corp.	70,300	5,819
ONEOK, Inc.	88,200	4,405
PG&E Corp.	28,500	1,395
Public Service Enterprise Group, Inc.	41,300	3,948
The AES Corp. *	125,000	2,676

		18,563

Total Common Stock (Cost $532,158)		607,528

Foreign Common Stock 0.3% of net assets

Bermuda 0.3%

Capital Goods 0.3%
Foster Wheeler Ltd. *	12,500	1,853

Total Foreign Common Stock (Cost $843)		1,853

Security	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

Short-Term Investments 0.6% of net assets

Commercial Paper & Other Obligations 0.6%
Bank of America, London Time Deposit
4.75%, 11/01/07	3,705	3,705

See financial notes 49

 Schwab Large Cap Growth Fund

Portfolio Holdings continued

Security	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

U.S. Treasury Obligation 0.0%
U.S. Treasury Bill
4.24%, 12/20/07 (b)	135	134

Total Short-Term Investments (Cost $3,839)		3,839

End of Investments.

	Number	Value
Security	of Shares	($ x 1,000)

Collateral Invested for Securities on Loan 3.9% of net assets
Securities Lending Investment Fund, a series of the Brown Brothers Investment Trust	24,050,699	24,051

End of collateral invested for securities on loan.

At 10/31/07, the tax basis cost of the fund’s investments was $536,927, and the unrealized appreciation and depreciation were $87,381 and ($11,088), respectively, with a net unrealized appreciation of $76,293.

*	Non-income producing security.
(a)	All or portion of security is on loan.
(b)	All or a portion of this security is held as collateral for futures contracts.

In addition to the above, the fund held the following at
10/31/07. All numbers are x1,000 except number of futures contracts.

	Number of	Contract	Unrealized
	Contracts	Value	Losses

Futures Contract
S & P 500 Index, e-mini, Long, expires 12/21/07	15	1,166	(12)

50 See financial notes

 Schwab Large Cap-Growth Fund

Statement of
Assets and Liabilities
As of October 31, 2007. All numbers x 1,000 except NAV.

Assets
Investments, at value including securities on loan of $24,339 (cost $536,840)		$613,220
Collateral invested for securities on loan		24,051
Receivables:
Fund shares sold		1,472
Dividends		359
Due from broker for futures		14
Income from securities on loan		11
Prepaid expenses	+	2

Total assets		639,129

Liabilities
Collateral invested for securities on loan		$24,051
Payables:
Investments bought		3,486
Investment adviser and administrator fees		52
Transfer agent and shareholder service fees		9
Fund shares redeemed		760
Accrued expenses	+	50

Total liabilities		28,408

Net Assets
Total assets		639,129
Total liabilities	−	28,408

Net assets		610,721
Net Assets by Source
Capital received from investors		538,405
Net investment income not yet distributed		867
Net realized capital losses		(4,919)
Net unrealized capital gains		76,368

Net Asset Value (NAV) by Share Class

			Shares
Share Class	Net Assets	÷	Outstanding	=	NAV

Investor Shares	$118,594		9,302		$12.75
Select Shares	$492,127		38,529		$12.77

See financial notes 51

 Schwab Large Cap-Growth Fund

Statement of
Operations
For November 1, 2006 through October 31, 2007. All numbers x 1,000.

Investment Income
Dividends		$4,993
Interest		573
Securities on loan	+	25

Total Investment Income		5,591

Net Realized Gains and Losses
Net realized losses on investments		(2,572)
Net realized gains on futures contracts	+	531

Net realized losses		(2,041)

Net Unrealized Gains and Losses
Net unrealized gains on investments		61,543
Net unrealized losses on futures contracts	+	(17)

Net unrealized gains		61,526

Expenses
Investment adviser and administrator fees		3,627
Transfer agent and shareholder service fees:
Investor Shares		240
Select Shares		321
Registration fees		100
Professional fees		33
Portfolio accounting fees		43
Shareholder reports		50
Custodian fees		16
Trustees’ fees		8
Other expenses	+	3

Total expenses		4,441
Expense reduction by adviser and Schwab	−	129

Net expenses		4,312

Increase in Net Assets from Operations
Total investment income		5,591
Net expenses	−	4,312

Net investment income		1,279
Net realized losses		(2,041)
Net unrealized gains	+	61,526

Increase in net assets from operations		$60,764

52 See financial notes

 Schwab Large Cap-Growth Fund

Statements of
Changes in Net Assets
For the current and prior report periods. All numbers x 1,000.

Operations

		11/1/06-10/31/07	11/1/05-10/31/06
Net investment income		$1,279	$168
Net realized losses		(2,041)	(2,707)
Net unrealized gains	+	61,526	16,030

Increase in net assets from operations		60,764	13,491

Distributions to Shareholders
Distributions from net investment income
Investor Shares		92	7
Select Shares	+	458	23

Total distributions from net investment income		$550	$30

Transactions in Fund Shares

		11/1/06-10/31/07		11/1/05-10/31/06
		SHARES	VALUE	SHARES	VALUE

Shares Sold
Investor Shares		5,538	$65,288	5,260	$54,737
Select Shares	+	32,748	384,845	7,872	83,122

Total shares sold		38,286	$450,133	13,132	$137,859

Shares Reinvested
Investor Shares		7	$80	1	$7
Select Shares	+	10	110	2	18

Total shares reinvested		17	$190	3	$25

Shares Redeemed
Investor Shares		(2,566)	($30,404)	(1,554)	($16,061)
Select Shares	+	(3,868)	(46,276)	(1,620)	(16,801)

Total shares redeemed		(6,434)	($76,680)	(3,174)	($32,862)

Net transactions in fund shares		31,869	$373,643	9,961	$105,022

Shares Outstanding and Net Assets
		11/1/06-10/31/07		11/1/05-10/31/06
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		15,962	$176,864	6,001	$58,381
Total increase	+	31,869	433,857	9,961	118,483

End of period		47,831	$610,721	15,962	$176,864

Net investment income not yet distributed			$867		$138

See financial notes 53

Schwab Small Cap Equity Fundtm

Financial Statements

Financial Highlights

	11/1/06-	11/1/05-	11/1/04-	11/1/03-	07/1/03[1]-
Investor Shares	10/31/07	10/31/06	10/31/05	10/31/04	10/31/03

Per—Share Data ($)

Net asset value at beginning of period	17.72	15.72	14.13	11.81	10.00

Income / (loss) from investment operations:
Net investment income / (loss)	(0.09)	(0.05)	0.01	(0.04)	(0.02)
Net realized and unrealized gains	0.55	2.48	3.12	2.58	1.83

Total income / (loss) from investment operations	0.46	2.43	3.13	2.54	1.81
Less distributions:
Distributions from net investment income	—	(0.00)[2]	—	—	—
Distributions from net realized gains	(0.08)	(0.43)	(1.54)	(0.22)	—

Total distributions	(0.08)	(0.43)	(1.54)	(0.22)	—

Net asset value at end of period	18.10	17.72	15.72	14.13	11.81

Total return (%)	2.59	15.71	23.65	21.74	18.10	[3]

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses	1.24	1.29	1.28	1.30	1.30	[4]
Gross operating expenses	1.24	1.29	1.38	1.61	1.73	[4]
Net investment income or loss	(0.43)	(0.39)	0.11	(0.35)	(0.54)[4]
Portfolio turnover rate	106	82	90	118	39	[3]
Net assets, end of period ($ x 1,000,000)	420	431	170	37	26

	11/1/06-	11/1/05-	11/1/04-	11/1/03-	07/1/03[1]-
Select Shares	10/31/07	10/31/06	10/31/05	10/31/04	10/31/03

Per—Share Data ($)

Net asset value at beginning of period	17.80	15.78	14.16	11.81	10.00

Income / (loss) from investment operations:
Net investment income / (loss)	(0.10)	(0.02)	0.00 [2]	(0.02)	(0.01)
Net realized and unrealized gains	0.60	2.49	3.16	2.59	1.82

Total income / (loss) from investment operations	0.50	2.47	3.16	2.57	1.81
Less distributions:
Distributions from net investment income	—	(0.02)	—	—	—
Distributions from net realized gains	(0.08)	(0.43)	(1.54)	(0.22)	—

Total distributions	(0.08)	(0.45)	(1.54)	(0.22)	—

Net asset value at end of period	18.22	17.80	15.78	14.16	11.81

Total return (%)	2.80	15.89	23.83	22.00	18.10	[3]

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses	1.09	1.12	1.11	1.12	1.12	[4]
Gross operating expenses	1.09	1.14	1.23	1.46	1.58	[4]
Net investment income or loss	(0.28)	(0.21)	0.09	(0.16)	(0.36)[4]
Portfolio turnover rate	106	82	90	118	39	[3]
Net assets, end of period ($ x 1,000,000)	228	276	80	18	14
1 Commencement of operations.
2 Per share amount was less than $0.01.
3 Not annualized.
4 Annualized.

54 See financial notes

 Schwab Small-Cap Equity Fund

Portfolio Holdings as of October 31, 2007

This section shows all the securities in the fund’s portfolio and their value as of the report date.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The schedule of portfolio holdings filed on a fund’s most recent Form N-Q is also available by visiting Schwab’s website at www.schwab.com/schwabfunds.

			Cost	Value
Holdings by Category			($ x 1,000)	($ x 1,000)

98.7%		Common Stock	585,344	639,733
0.8%		Foreign Common Stock	5,171	5,209
0.5%		Short-Term Investments	3,559	3,559

100.0%		Total Investments	594,074	648,501
5.7%		Collateral Invested for Securities on Loan	36,910	36,910
(5	.7)%	Other Assets and Liabilities, Net		(37,064)

100.0%		Total Net Assets		648,347

	Number	Value
Security	of Shares	($ x 1,000)

Common Stock 98.7% of net assets

Automobiles & Components 0.4%
Drew Industries, Inc. *	47,900	1,896
Standard Motor Products, Inc. (a)	114,500	957

		2,853

Banks 2.4%
BancFirst Corp. (a)	63,600	2,890
BancorpSouth, Inc.	50,700	1,230
Bank of Hawaii Corp.	101,300	5,385
Commerce Bancshares, Inc.	34,300	1,618
Federal Agricultural Mortgage Corp., Class C	14,900	437
First Citizens BancShares, Inc., Class A	3,900	635
Ocwen Financial Corp. *	60,000	448
SVB Financial Group (a) *	55,000	2,848

		15,491

Capital Goods 14.8%
Accuride Corp. *	106,300	1,084
Acuity Brands, Inc.	253,900	12,136
AGCO Corp. *	185,200	11,053
Belden CDT, Inc.	184,600	10,757
Crane Co.	252,900	11,998
Cubic Corp.	50,500	2,272
EMCOR Group, Inc. *	451,000	15,528
EnPro Industries, Inc. *	48,200	1,977
GrafTech International Ltd. *	142,600	2,695
Teleflex, Inc.	152,700	11,179
Thomas & Betts Corp. *	207,700	11,633
Wabtec Corp. (a)	91,900	3,449

		95,761

Commercial Services & Supplies 5.3%
ABM Industries, Inc.	367,300	8,639
Heidrick & Struggles International, Inc.	12,600	545
IHS, Inc., Class A *	55,300	3,487
IKON Office Solutions, Inc.	704,200	9,295
Spherion Corp. *	465,700	4,061
Steelcase, Inc., Class A	45,100	806
Viad Corp.	213,700	7,573

		34,406

Consumer Durables & Apparel 4.6%
American Greetings Corp., Class A	305,800	8,055
Blyth, Inc.	432,300	8,252
Furniture Brands International, Inc. (a)	467,700	5,636
Kellwood Co.	179,900	2,981
Phillips-Van Heusen Corp.	106,700	5,100

		30,024

Consumer Services 4.1%
Career Education Corp. *	155,700	5,565
DeVry, Inc.	344,200	18,824
Service Corp. International	162,700	2,354

		26,743

Diversified Financials 2.2%
Advanta Corp., Class B	60,300	953
Federated Investors, Inc., Class B	314,700	13,532

		14,485

Energy 6.2%
Frontier Oil Corp.	49,200	2,253
Global Industries Ltd. *	717,000	17,653
Holly Corp.	96,600	6,067
Massey Energy Co.	41,300	1,308
NATCO Group, Inc., Class A *	4,800	256
SEACOR Holdings, Inc. *	96,000	8,798
Stone Energy Corp. *	80,600	3,593

		39,928

Food & Staples Retailing 0.7%
BJ’s Wholesale Club, Inc. (a) *	121,000	4,342

Food, Beverage & Tobacco 1.3%
Alliance One International, Inc. *	666,000	4,349
Imperial Sugar Co. (a) *	22,200	572
Seaboard Corp.	310	506
Universal Corp.	65,300	3,183

		8,610

See financial notes 55

 Schwab Small-Cap Equity Fund

Portfolio Holdings continued

	Number	Value
Security	of Shares	($ x 1,000)

Health Care Equipment & Services 8.8%
American Dental Partners, Inc. *	85,800	2,127
AMERIGROUP Corp. *	167,100	5,848
Analogic Corp.	133,500	7,630
Apria Healthcare Group, Inc. *	173,900	4,203
CONMED Corp. *	69,800	1,985
Emergency Medical Services Corp., Class A (a) *	85,200	2,588
Greatbatch, Inc. (a) *	347,700	8,644
Magellan Health Services, Inc. *	249,600	10,508
MedCath Corp. *	257,500	7,140
Molina Healthcare, Inc. *	62,500	2,382
Omnicell, Inc. *	146,300	3,862

		56,917

Household & Personal Products 0.7%
NBTY, Inc. *	121,400	4,322

Insurance 5.7%
American Financial Group, Inc.	198,300	5,929
American Physicians Capital, Inc.	44,350	1,932
Delphi Financial Group, Inc., Class A	292,625	11,339
FBL Financial Group, Inc., Class A	53,900	2,182
Hanover Insurance Group, Inc.	700	32
Harleysville Group, Inc.	107,600	3,354
HCC Insurance Holdings, Inc.	57,100	1,707
Philadelphia Consolidated Holding Corp. *	105,400	4,300
Reinsurance Group of America, Inc.	63,500	3,628
The Navigators Group, Inc. *	9,200	555
United America Indemnity Ltd., Class A *	102,400	2,258

		37,216

Materials 8.3%
AK Steel Holding Corp. *	102,700	5,148
Albemarle Corp.	130,000	6,209
Ashland, Inc.	43,300	2,543
CF Industries Holdings, Inc.	38,000	3,340
FMC Corp.	50,000	2,875
H.B. Fuller Co.	311,500	9,167
Headwaters, Inc. (a) *	326,900	4,691
OM Group, Inc. *	123,500	6,543
Packaging Corp. of America	64,500	2,054
Rockwood Holdings, Inc. *	187,800	7,341
Schweitzer-Mauduit International, Inc.	23,600	661
Sonoco Products Co.	110,500	3,417

		53,989

Media 2.2%
DreamWorks Animation SKG, Inc., Class A *	266,200	8,667
Gemstar — TV Guide International, Inc. *	443,200	3,054
Regal Entertainment Group, Class A (a)	107,000	2,415

		14,136

Pharmaceuticals & Biotechnology 2.8%
Invitrogen Corp. *	115,800	10,523
King Pharmaceuticals, Inc. *	41,500	440
Medicis Pharmaceutical Corp., Class A (a)	37,100	1,101
MGI Pharma, Inc. *	49,900	1,626
OSI Pharmaceuticals, Inc. *	7,600	316
Regeneron Pharmaceuticals, Inc. *	57,400	1,263
Sciele Pharma, Inc. (a) *	110,400	2,808

		18,077

Real Estate 0.1%
Essex Property Trust, Inc.	1,500	185
Kilroy Realty Corp. (a)	2,000	130

		315

Retailing 2.9%
Blockbuster, Inc., Class A (a) *	279,800	1,472
The Cato Corp., Class A	66,400	1,333
The Gymboree Corp. *	65,200	2,219
The Men’s Wearhouse, Inc.	304,700	12,876
The Pep Boys - Manny, Moe & Jack	62,800	924

		18,824

Semiconductors & Semiconductor Equipment 4.9%
Advanced Energy Industries, Inc. *	283,100	4,530
Atmel Corp. *	357,100	1,746
Credence Systems Corp. *	1,211,600	3,695
Genesis Microchip, Inc. *	90,500	668
Integrated Device Technology, Inc. *	189,300	2,542
Photronics, Inc. *	390,800	4,275
Teradyne, Inc. *	378,800	4,675
Zoran Corp. *	375,100	9,565

		31,696

Software & Services 10.2%
Ariba, Inc. *	84,000	1,087
Convergys Corp. *	249,100	4,566
CSG Systems International, Inc. *	485,600	9,969
FactSet Research Systems, Inc.	63,400	4,471
Global Payments, Inc.	68,500	3,258
Hewitt Associates, Inc., Class A *	140,100	4,943
j2 Global Communications, Inc. (a) *	37,800	1,274
Novell, Inc. *	1,333,300	10,080
SPSS, Inc. *	25,100	954
Sybase, Inc. *	557,000	15,930
Sykes Enterprises, Inc. *	96,400	1,701
Synopsys, Inc. *	137,100	3,874
Vignette Corp. *	214,100	3,691

		65,798

56 See financial notes

 Schwab Small-Cap Equity Fund

Portfolio Holdings continued

	Number	Value
Security	of Shares	($ x 1,000)

Technology Hardware & Equipment 6.4%
ADC Telecommunications, Inc. *	37,300	698
AVX Corp.	12,400	192
Checkpoint Systems, Inc. *	37,500	1,134
Dolby Laboratories, Inc., Class A *	231,500	9,598
Emulex Corp. *	420,900	9,117
Methode Electronics, Inc.	356,700	4,473
Mettler-Toledo International, Inc. *	24,800	2,637
Tech Data Corp. *	224,600	8,834
Vishay Intertechnology, Inc. *	406,700	5,120

		41,803

Telecommunication Services 0.2%
Syniverse Holdings, Inc. *	54,500	910
USA Mobility, Inc. *	21,100	330

		1,240

Transportation 2.0%
Con-way, Inc.	172,900	7,367
Continental Airlines, Inc., Class B *	161,500	5,548

		12,915

Utilities 1.5%
ALLETE, Inc. (a)	145,600	6,361
Atmos Energy Corp.	5,100	143
Nicor, Inc. (a)	63,100	2,731
Northwest Natural Gas Co.	12,600	607

		9,842

Total Common Stock (Cost $585,344)		639,733

Foreign Common Stock 0.8% of net assets

Bermuda 0.8%

Insurance 0.8%
Platinum Underwriters Holdings Ltd.	144,700	5,209

Total Foreign Common Stock (Cost $5,171)		5,209

Security	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

Short-Term Investments 0.5% of net assets

Commercial Paper & Other Obligations 0.4%
Bank of America, London Time Depost
4.75%, 11/01/07	3,096	3,096

U.S. Treasury Obligations 0.1%
U.S. Treasury Bill
3.85%, 12/20/07 (b)	65	65
3.89%, 12/20/07 (b)	400	398

		463

Total Short-Term Investments (Cost $3,559)		3,559

End of Investments.

	Number	Value
Security	of Shares	($ x 1,000)

Collateral Invested for Securities on Loan 5.7% of net assets
Securities Lending Investment Fund, a series of the Brown Brothers Investment Trust	36,910,373	36,910

End of collateral invested for securities on loan.

At 10/31/07, the tax basis cost of the fund’s investments was $594,275 and the unrealized appreciation and depreciation were $93,500 and (39,274), respectively, with a net unrealized appreciation of $54,226.

*	Non-income producing security.
(a)	All or a portion of this security is on loan.
(b)	All or a portion of this security is held as collateral for open futures contracts.

In addition to the above, the fund held the following at 10/31/07. All numbers are x 1,000 except number of futures contracts.

	Number of	Contract	Unrealized
	Contracts	Value	Gains

Futures Contract
Russell 2000 Index, Long, expires 12/20/07	5	2,081	76

See financial notes 57

 Schwab Small-Cap Equity Fund

Statement of
Assets and Liabilities
As of October 31, 2007. All numbers x 1,000 except NAV.

Assets
Investments, at value including securities on loan of $36,004 (cost $594,074)		$648,501
Collateral invested for securities on loan		36,910
Receivables:
Investments sold		1,868
Dividends		284
Fund shares sold		102
Due from broker for futures		34
Income from securities on loan		17
Prepaid expenses	+	4

Total assets		687,720

Liabilities
Collateral invested for securities on loan		$36,910
Payables:
Investment advisers and administrator fees		53
Transfer agent and shareholder service fees		10
Fund shares redeemed		2,344
Accrued expenses	+	56

Total liabilities		39,373

Net Assets
Total assets		687,720
Total liabilities	−	39,373

Net assets		648,347
Net Assets by Source
Capital received from investors		560,531
Net investment income not yet distributed		7
Net realized capital gains		33,306
Net unrealized capital gains		54,503

Net Asset Value (NAV) by Share Class

			Shares
Share Class	Net Assets	÷	Outstanding	=	NAV

Investor Shares	$420,145		23,208		$18.10
Select Shares	$228,202		12,523		$18.22

58 See financial notes

 Schwab Small-Cap Equity Fund

Statement of
Operations
For November 1, 2006 through October 31, 2007. All numbers x 1,000.

Investment Income
Dividends		$6,954
Interest		793
Securities on loan	+	203

Total Investment Income		7,950

Net Realized Gains and Losses
Net realized gains on investments		34,769
Net realized losses on futures contracts	+	(1,276)

Net realized gains		33,493

Net Unrealized Gains and Losses
Net unrealized losses on investments		(23,118)
Net unrealized losses on futures contracts	+	(423)

Net unrealized losses		(23,541)

Expenses
Investment adviser and administrator fees		9,349
Transfer agent and shareholder service fees:
Investor Shares		1,250
Select Shares		482
Registration fees		101
Shareholder reports		101
Portfolio accounting fees		53
Custodian fees		50
Professional fees		36
Trustees’ fees		11
Overdraft expense		8
Other expenses	+	7

Total expenses		11,448

Increase in Net Assets from Operations
Total investment income		7,950
Net expenses	−	11,448

Net investment losses		(3,498)
Net realized gains		33,493
Net unrealized losses	+	(23,541)

Increase in net assets from operations		$6,454

See financial notes 59

 Schwab Small-Cap Equity Fund

Statements of
Changes in Net Assets
For the current and prior report periods. All numbers x 1,000.

Operations

		11/1/06-10/31/07	11/1/05-10/31/06
Net investment losses		($3,498)	($1,523)
Net realized gains		33,493	3,306
Net unrealized gains or losses	+	(23,541)	57,503

Increase in net assets from operations		6,454	59,286

Distributions to Shareholders
Distributions from net investment income
Investor Shares		—	27
Select Shares	+	—	109

Total dividends from net investment income		—	136

Distributions from net realized gains
Investor Shares		2,059	5,522
Select Shares	+	1,551	2,565

Total distributions from net realized gains		3,610	8,087

Total distributions		$3,610	$8,223

Transactions in Fund Shares

		11/1/06-10/31/07		11/1/05-10/31/06
		SHARES	VALUE	SHARES	VALUE

Shares Sold
Investor Shares		9,679	$177,205	18,715	$315,251
Select Shares	+	22,102	408,478	13,258	225,539

Total shares sold		31,781	$585,683	31,973	$540,790

Shares Reinvested
Investor Shares		104	$1,890	308	$4,978
Select Shares	+	49	897	142	2,297

Total shares reinvested		153	$2,787	450	$7,275

Shares Redeemed
Investor Shares		(10,906)	($199,419)	(5,534)	($92,761)
Select Shares	+	(25,103)	(450,090)	(3,006)	(50,423)

Total shares redeemed		(36,009)	($649,509)	(8,540)	($143,184)

Net transactions in fund shares		(4,075)	($61,039)	$23,883	$404,881

Shares Outstanding and Net Assets
		11/1/06-10/31/07		11/1/05-10/31/06
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		39,806	$706,542	15,923	$250,598
Total increase or decrease	+	(4,075)	(58,195)	23,883	455,944

End of period		35,731	$648,347	39,806	$706,542

Net investment income not yet distributed			$7		$-

60 See financial notes

Schwab Hedged Equity Fundtm

Financial Statements

Financial Highlights

	11/1/06-	11/1/05-	3/1/05[1]-
Investor Shares	10/31/07	10/31/06	10/31/05

Per—Share Data ($)

Net asset value at beginning of period	15.95	14.45	13.51

Income from investment operations:
Net investment income	0.11	0.06	0.03
Net realized and unrealized gains	0.36	1.74	0.91

Total income from investment operations	0.47	1.80	0.94
Less distributions:
Distributions from net investment income	(0.07)	(0.04)	—
Distributions from net realized gains	—	(0.26)	—

Total distributions	(0.07)	(0.30)	—

Net asset value at end of period	16.35	15.95	14.45

Total return (%)	2.94	12.71	6.96	[2]

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses (including dividend expense on short sales)	2.19	2.11	2.32	[3]
Net operating expenses (excluding dividend expense on short sales)	1.93	1.99 [4]	2.05	[3,4]
Gross operating expenses	2.19	2.12	2.35	[3]
Net investment income	0.64	0.58	0.56	[3]
Portfolio turnover rate	72	100	87	[2]
Net assets, end of period ($ x 1,000,000)	211	207	33

	11/1/06-	11/1/05-	11/1/04-	11/1/03-	11/1/02-
Select Shares	10/31/07	10/31/06	10/31/05	10/31/04	10/31/03

Per—Share Data ($)

Net asset value at beginning of period	15.98	14.46	13.01	11.53	9.84

Income / (loss) from investment operations:
Net investment income / (loss)	0.14	0.07	0.04	(0.09)	(0.09)
Net realized and unrealized gains	0.36	1.76	2.05	1.57	1.78

Total income / (loss) from investment operations	0.50	1.83	2.09	1.48	1.69
Less distributions:
Distributions from net investment income	(0.09)	(0.05)	—	—	—
Distributions from net realized gains	—	(0.26)	(0.64)	—	—

Total distributions	(0.09)	(0.31)	(0.64)	—	—

Net asset value at end of period	16.39	15.98	14.46	13.01	11.53

Total return (%)	3.11	12.82	16.52	12.84	17.17

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses (including dividend expense on short sales)	2.03 [5]	1.90	2.26	2.43	2.37
Net operating expenses (excluding dividend expense on short sales)	1.77	1.77 [6]	1.92 [6]	2.10 [6]	2.00
Gross operating expenses	2.04	1.97	2.39	2.71	2.77
Net investment income or loss	0.79	0.77	0.55	(0.86)	(0.90)
Portfolio turnover rate	72	100	87	99	114
Net assets, end of period ($ x 1,000,000)	948	931	229	68	44
1 Commencement of operations.
2 Not annualized.
3 Annualized.
4 The ratio of net operating expenses would have been 2.00% and 1.98% for the periods ended 10/31/05 and 10/31/06, respectively, if interest expense had not been included.
5 The ratio of net operating expenses would have been 2.02% if overdraft expenses had not been included.
6 The ratio of net operating expenses would have been 2.00%, 1.82%, and 1.76% for the periods ended 10/31/04, 10/31/05 and 10/31/06, respectively, if interest expense had not been included.

See financial notes 61

 Schwab Hedged Equity Fund

Portfolio Holdings as of October 31, 2007

This section shows all the securities in the fund’s portfolio and their value as of the report date.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The schedule of portfolio holdings filed on a fund’s most recent Form N-Q is also available by visiting Schwab’s website at www.schwab.com/schwabfunds.

			Cost	Value
Holdings by Category			($ x 1,000)	($ x 1,000)

100.0%		Common Stock	993,508	1,159,783
0.5%		Short-Term Investment	5,700	5,700

100.5%		Total Investments	999,208	1,165,483
(40	.3)%	Short Sales	(459,416)	(467,729)
39.8%		Other Assets and Liabilities, Net		461,627

100.0%		Total Net Assets		1,159,381

	Number	Value
Security	of Shares	($ x 1,000)

Common Stock 100.0% of net assets

Automobiles & Components 0.3%
Lear Corp. *	98,100	3,486

Banks 0.9%
KeyCorp (a)	375,500	10,683

Capital Goods 14.8%
Acuity Brands, Inc.	86,700	4,144
AGCO Corp. (a) *	263,600	15,732
Cooper Industries Ltd., Class A	70,200	3,678
EMCOR Group, Inc. *	882,800	30,395
Emerson Electric Co.	91,400	4,777
ITT Corp.	23,100	1,546
Lockheed Martin Corp. (a)	163,300	17,969
Perini Corp. *	158,600	9,096
Raytheon Co. (a)	446,600	28,408
Teleflex, Inc.	209,800	15,359
The Boeing Co.	246,200	24,273
Thomas & Betts Corp. (a) *	281,300	15,756

		171,133

Commercial Services & Supplies 1.4%
Deluxe Corp.	76,200	3,074
IKON Office Solutions, Inc.	190,100	2,509
R.R. Donnelley & Sons Co.	5,600	226
Waste Management, Inc.	297,800	10,837

		16,646

Consumer Durables & Apparel 6.9%
American Greetings Corp., Class A	180,400	4,752
Blyth, Inc.	67,900	1,296
Hasbro, Inc.	781,000	23,313
Newell Rubbermaid, Inc. (a)	862,400	25,147
Phillips-Van Heusen Corp.	305,600	14,608
Snap-on, Inc. (a)	209,300	10,446

		79,562

Consumer Services 0.2%
DeVry, Inc.	20,000	1,094
Triarc Cos., Inc., Class B	157,100	1,759

		2,853

Diversified Financials 5.1%
Bank of America Corp. (a)	239,700	11,573
Franklin Resources, Inc.	147,200	19,089
JPMorgan Chase & Co.	397,500	18,682
Northern Trust Corp.	125,700	9,454

		58,798

Energy 8.1%
Exxon Mobil Corp. (a)	307,800	28,315
Global Industries Ltd. (a) *	857,100	21,102
Holly Corp. (a)	139,800	8,779
Occidental Petroleum Corp. (a)	514,200	35,505

		93,701

Food & Staples Retailing 0.0%
BJ’s Wholesale Club, Inc. *	8,400	301

Food, Beverage & Tobacco 3.1%
ConAgra Foods, Inc.	962,400	22,838
H.J. Heinz Co.	147,600	6,905
Sara Lee Corp.	75,200	1,244
The Coca-Cola Co. (a)	70,200	4,335

		35,322

Health Care Equipment & Services 10.0%
Aetna, Inc. (a)	51,500	2,893
Baxter International, Inc.	319,500	19,173
Becton, Dickinson & Co. (a)	279,500	23,327
CIGNA Corp.	59,700	3,133
Humana, Inc. *	172,100	12,899
Magellan Health Services, Inc. (a) *	323,700	13,628
McKesson Corp. (a)	613,400	40,546

		115,599

Household & Personal Products 1.1%
Energizer Holdings, Inc. *	125,200	13,058

Insurance 8.6%
Harleysville Group, Inc.	70,400	2,194
Loews Corp. (a)	630,000	30,927
Nationwide Financial Services, Inc., Class A (a)	105,800	5,676
Principal Financial Group, Inc. (a)	476,300	32,231

62 See financial notes

 Schwab Hedged Equity Fund

Portfolio Holdings continued

	Number	Value
Security	of Shares	($ x 1,000)

Prudential Financial, Inc. (a)	167,500	16,201
W. R. Berkley Corp. (a)	422,412	12,710

		99,939

Materials 3.9%
AK Steel Holding Corp. *	43,500	2,181
Ashland, Inc. (a)	173,900	10,211
Celanese Corp., Series A (a)	155,800	6,537
H.B. Fuller Co.	158,100	4,653
Pactiv Corp. (a) *	103,500	2,843
Rockwood Holdings, Inc. *	62,700	2,451
Sonoco Products Co. (a)	201,500	6,230
Spartech Corp.	58,100	893
The Lubrizol Corp. (a)	133,200	9,042

		45,041

Media 1.3%
DreamWorks Animation SKG, Inc., Class A (a) *	317,900	10,351
Regal Entertainment Group,
Class A (a)	101,100	2,282
The Walt Disney Co.	59,000	2,043

		14,676

Pharmaceuticals & Biotechnology 6.5%
Applied Biosystems Group-Applera Corp. (a)	697,500	25,905
Forest Laboratories, Inc. *	99,000	3,868
King Pharmaceuticals, Inc. (a) *	734,600	7,787
Merck & Co., Inc.	66,000	3,845
Pfizer, Inc.	230,600	5,675
Schering-Plough Corp.	926,600	28,280

		75,360

Retailing 3.4%
Big Lots, Inc. *	1,171,200	28,086
Collective Brands, Inc. (a) *	611,700	11,310
Expedia, Inc. *	16,900	552

		39,948

Semiconductors & Semiconductor Equipment 0.3%
Atmel Corp. *	163,300	799
Semtech Corp. *	40,000	684
Teradyne, Inc. (a) *	147,300	1,818

		3,301

Software & Services 5.6%
BMC Software, Inc. (a) *	803,300	27,184
Cadence Design Systems, Inc. (a) *	335,700	6,580
Computer Sciences Corp. *	4,000	233
Electronic Data Systems Corp.	100,600	2,172
Hewitt Associates, Inc., Class A *	119,600	4,219
j2 Global Communications, Inc. *	100,000	3,369
Sybase, Inc. (a) *	454,500	12,999
Synopsys, Inc. (a) *	296,200	8,371

		65,127

Technology Hardware & Equipment 6.6%
Agilent Technologies, Inc. (a) *	33,100	1,220
Avnet, Inc. *	134,000	5,591
Brocade Communications Systems, Inc. (a) *	309,100	2,940
Dolby Laboratories, Inc.,
Class A (a) *	528,600	21,916
Hewlett-Packard Co. (a)	508,000	26,253
International Business Machines Corp. (a)	117,500	13,644
Mettler-Toledo International, Inc. *	21,700	2,308
NCR Corp. *	6,500	179
Tech Data Corp. *	5,400	212
Teradata Corp. *	6,500	185
Trimble Navigation Ltd. *	39,100	1,631
Vishay Intertechnology, Inc. *	21,700	273

		76,352

Telecommunication Services 2.7%
CenturyTel, Inc.	523,300	23,052
Qwest Communications International, Inc. (a) *	298,900	2,146
Telephone and Data Systems, Inc.	94,300	6,582

		31,780

Transportation 2.1%
Con-way, Inc. (a)	344,400	14,675
Continental Airlines, Inc.,
Class B *	288,200	9,899
Union Pacific Corp.	2,100	269

		24,843

Utilities 7.1%
Allegheny Energy, Inc. (a) *	54,600	3,312
Dynegy, Inc., Class A (a) *	659,400	6,073
FirstEnergy Corp. (a)	203,900	14,212
ONEOK, Inc. (a)	693,500	34,633
Public Service Enterprise Group, Inc. (a)	251,500	24,044

		82,274

Total Common Stock (Cost $993,508)		1,159,783

See financial notes 63

 Schwab Hedged Equity Fund

Portfolio Holdings continued

Security	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

Short-Term Investment 0.5% of net assets

Repurchase Agreement 0.5%
Fixed Income Clearing Corp. dated 10/31/07, due 11/01/07 at 4.55%, with a maturity value of $5,701 (fully collateralized by Federal Home Loan Bank with a value of $5,818.)
	5,700	5,700

Total Short-Term Investment (Cost $5,700)		5,700

End of Investments.

At 10/31/07, the tax basis cost of the fund’s investments was $999,208 and the unrealized appreciation and depreciation were $194,643 and ($28,368), respectively, with a net unrealized appreciation of $166,275.

*	Non-income producing security.
(a)	All or a portion of this security is held as collateral for short sales.

64 See financial notes

 Schwab Hedged Equity Fund

Portfolio Holdings continued

	Number	Value
Security	of Shares	($ x 1,000)

Short Sales 40.3% of net assets

Banks 0.6%
Citizens Republic Bancorp, Inc.	70,000	1,065
CVB Financial Corp.	80,000	938
MB Financial, Inc.	100,000	3,334
Sterling Financial Corp., Washington	50,000	1,125

		6,462

Capital Goods 7.8%
Aircastle Ltd.	68,500	2,213
Albany International Corp.,
Class A	34,200	1,282
Brady Corp., Class A	118,600	4,376
Bucyrus International, Inc.,
Class A	257,000	21,203
Energy Conversion Devices, Inc. *	562,700	15,356
Franklin Electric Co., Inc.	54,000	2,353
Hexcel Corp. *	834,400	20,885
Joy Global, Inc.	29,600	1,719
Moog, Inc., Class A *	49,700	2,294
NCI Building Systems, Inc. *	241,400	9,458
UAP Holding Corp.	296,900	9,450

		90,589

Consumer Durables & Apparel 2.3%
Hovnanian Enterprises, Inc., Class A *	421,200	4,789
Meritage Homes Corp. *	60,200	969
Pool Corp.	208,200	4,909
Quiksilver, Inc. *	1,053,300	14,219
Standard Pacific Corp.	452,900	2,174

		27,060

Consumer Services 2.0%
Las Vegas Sands Corp. *	43,000	5,722
Panera Bread Co., Class A *	216,200	8,862
Scientific Games Corp., Class A *	225,700	8,159

		22,743

Diversified Financials 0.9%
IntercontinentalExchange, Inc. *	59,900	10,674

Energy 2.0%
CARBO Ceramics, Inc.	21,300	957
Crosstex Energy, Inc.	129,600	4,778
Delta Petroleum Corp. *	409,400	7,656
Goodrich Petroleum Corp. *	1,200	40
International Coal Group, Inc. *	495,300	2,665
Petrohawk Energy Corp. *	127,900	2,366
Quicksilver Resources, Inc. *	48,300	2,753
RPC, Inc.	32,100	359
TETRA Technologies, Inc. *	96,700	1,904

		23,478

Food & Staples Retailing 0.9%
Whole Foods Market, Inc.	209,000	10,354

Health Care Equipment & Services 1.8%
American Medical Systems Holdings, Inc. *	620,300	7,933
Brookdale Senior Living, Inc.	95,900	3,538
Health Management Associates, Inc., Class A	340,700	2,252
The Cooper Cos., Inc.	175,500	7,371

		21,094

Household & Personal Products 1.2%
Bare Escentuals, Inc. *	519,400	12,829
Central Garden & Pet Co. *	51,900	430
Central Garden & Pet Co.,
Class A *	53,800	448

		13,707

Materials 3.1%
Coeur d’Alene Mines Corp. *	3,181,000	12,565
RTI International Metals, Inc. *	89,100	6,966
Texas Industries, Inc.	199,100	14,546
Westlake Chemical Corp.	74,900	1,838

		35,915

Pharmaceuticals & Biotechnology 5.3%
Abraxis Bioscience, Inc. *	311,300	7,733
Adams Respiratory Therapeutics, Inc. *	401,500	17,642
Alexion Pharmaceuticals, Inc. *	74,900	5,730
AMAG Pharmaceuticals, Inc. *	144,200	9,424
Amylin Pharmaceuticals, Inc. *	264,200	11,894
BioMarin Pharmaceuticals, Inc. *	310,000	8,596
Exelixis, Inc. *	22,100	243

		61,262

Real Estate 0.4%
Forest City Enterprises, Inc., Class A	75,000	4,269

Retailing 3.2%
Borders Group, Inc.	171,600	2,646
CarMax, Inc. *	275,800	5,756
Chico’s FAS, Inc. *	470,200	6,178
GSI Commerce, Inc. *	65,000	1,852
Limited Brands, Inc.	137,400	3,024
Tuesday Morning Corp.	7,800	59
Urban Outfitters, Inc. *	463,100	11,703
Zumiez, Inc. *	131,100	5,488

		36,706

Semiconductors & Semiconductor Equipment 0.0%
Advanced Micro Devices, Inc. *	38,900	509

See financial notes 65

 Schwab Hedged Equity Fund

Portfolio Holdings continued

	Number	Value
Security	of Shares	($ x 1,000)

Software & Services 3.9%
ACI Worldwide, Inc. *	153,200	3,504
Akamai Technologies, Inc. *	230,700	9,041
Equinix, Inc. *	203,800	23,775
Quality Systems, Inc.	261,500	9,474

		45,794

Technology Hardware & Equipment 1.5%
Daktronics, Inc.	551,400	16,443
Powerwave Technologies, Inc. *	109,700	610

		17,053

Telecommunication Services 0.6%
Cbeyond, Inc. *	42,200	1,651
NII Holdings, Inc. *	89,100	5,168

		6,819

Transportation 0.3%
AirTran Holdings, Inc. *	198,900	2,071
Knight Transportation, Inc.	112,800	1,801

		3,872

Utilities 2.5%
Aqua America, Inc.	333,400	7,755
Cleco Corp.	185,300	4,883
ITC Holdings Corp.	292,300	16,731

		29,369

Total Short Sales (Proceeds $459,416)
		467,729

End of Short Sale Positions.

* Non-income producing security.

66 See financial notes

 Schwab Hedged Equity Fund

Statement of
Assets and Liabilities
As of October 31, 2007. All numbers x 1,000 except NAV.

Assets
Investments, at value (cost $999,208)		$1,165,483
Deposits with broker for short sales		464,175
Receivables:
Fund shares sold		886
Dividends		787
Interest		49
Prepaid expenses	+	6

Total assets		1,631,386

Liabilities
Securities sold short, at value (proceeds $459,416)		$467,729
Payables:
Investments bought		1,588
Investment adviser and administrator fees		153
Transfer agent and shareholder service fees		64
Fund shares redeemed		2,300
Dividends on short sales		118
Accrued expenses	+	53

Total liabilities		472,005

Net Assets
Total assets		1,631,386
Total liabilities	−	472,005

Net assets		1,159,381
Net Assets by Source
Capital received from investors		1,038,538
Net investment income not yet distributed		8,210
Net realized capital losses		(45,329)
Net unrealized capital gains		157,962

Net Asset Value (NAV) by Share Class

			Shares
Share Class	Net Assets	÷	Outstanding	=	NAV

Investor Shares	$210,952		12,901		$16.35
Select Shares	948,429		57,872		$16.39

See financial notes 67

 Schwab Hedged Equity Fund

Statement of
Operations
For November 1, 2006 through October 31, 2007. All numbers x 1,000.

Investment Income
Dividends		$16,021
Interest	+	21,671

Total Investment Income		37,692

Net Realized Gains and Losses
Net realized losses on short sales		(74,773)
Net realized gains on investments		52,839
Net realized losses on futures contracts	+	(856)

Net realized losses		(22,790)

Net Unrealized Gains and Losses
Net unrealized gains on investments		34,630
Net unrealized gains on short sales	+	2,750

Net unrealized gains		37,380

Expenses
Investment adviser and administrator fees		22,107
Transfer agent and shareholder service fees:
Investor Shares		593
Select Shares		1,099
Dividends on short sales		3,442
Registration fees		65
Shareholder reports		62
Overdraft expense		61
Professional fees		57
Portfolio accounting fees		47
Custodian fees		38
Trustees’ fees		13
Other expenses	+	10

Total expenses		27,594
Expense reduction by adviser and Schwab	−	80
Custody credit	−	27

Net expenses		27,487

Increase in Net Assets from Operations
Total investment income		37,692
Net expenses	−	27,487

Net investment income		10,205
Net realized losses		(22,790)
Net unrealized gains	+	37,380

Increase in net assets from operations		$24,795

68 See financial notes

 Schwab Hedged Equity Fund

Statements of
Changes in Net Assets
For the current and prior report periods. All numbers x 1,000.

Operations

		11/1/06-10/31/07	11/1/05-10/31/06
Net investment income		$10,205	$5,035
Net realized losses		(22,790)	(22,474)
Net unrealized gains	+	37,380	102,223

Increase in net assets from operations		24,795	84,784

Distributions to Shareholders
Dividends from net investment income
Investor Shares		943	185
Select Shares	+	5,319	1,326

Total dividends from net investment income		6,262	1,511

Distributions from net realized gains
Investor Shares		—	1,058
Select Shares	+	—	6,701

Total distributions from net realized gains		—	7,759
Total distributions		$6,262	$9,270

Transactions in Fund Shares

		11/1/06-10/31/07		11/1/05-10/31/06
		SHARES	VALUE	SHARES	VALUE

Shares Sold
Investor Shares		7,347	$118,205	14,290	$215,250
Select Shares	+	36,575	591,433	54,075	813,417

Total shares sold		43,922	$709,638	68,365	$1,028,667

Shares Reinvested
Investor Shares		54	$864	75	$1,100
Select Shares	+	276	4,400	475	6,957

Total shares reinvested		330	$5,264	550	$8,057

Shares Redeemed
Investor Shares		(7,485)	($120,355)	(3,696)	($55,379)
Select Shares	+	(37,207)	(591,582)	(12,150)	(181,325)

Total shares redeemed		(44,692)	($711,937)	(15,846)	($236,704)

Net transactions in fund shares		(440)	$2,965	53,069	$800,020

Shares Outstanding and Net Assets
		11/1/06-10/31/07		11/1/05-10/31/06
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		71,213	$1,137,883	18,144	$262,349
Total increase or decrease	+	(440)	21,498	53,069	875,534

End of period		70,773	$1,159,381	71,213	$1,137,883

Net investment income not yet distributed			$8,210		$4,267

See financial notes 69

Schwab Financial Services Fundtm

Financial Statements

Financial Highlights

	11/1/06-	11/1/05-	11/1/04-	11/1/03-	11/1/02-
	10/31/07	10/31/06	10/31/05	10/31/04	10/31/03

Per—Share Data ($)

Net asset value at beginning of period	15.75	14.42	13.12	11.77	9.44

Income from investment operations:
Net investment income	0.18	0.10	0.12	0.08	0.11
Net realized and unrealized gains	0.25	1.98	2.21	1.37	2.37

Total income from investment operations	0.43	2.08	2.33	1.45	2.48
Less distributions:
Distributions from net investment income	(0.11)	(0.11)	(0.09)	(0.10)	(0.15)
Distributions from net realized gains	(0.19)	(0.64)	(0.94)	—	—

Total distributions	(0.30)	(0.75)	(1.03)	(0.10)	(0.15)

Net asset value at end of period	15.88	15.75	14.42	13.12	11.77

Total return (%)	2.75	14.85	18.62	12.39	26.68

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses	0.90	0.98	1.07	1.05	1.04 [1]
Gross operating expenses	0.90	0.98	1.15	1.25	1.49
Net investment income	1.06	0.87	1.01	0.62	1.05
Portfolio turnover rate	54	57	74	85	181
Net assets, end of period ($ x 1,000,000)	94	95	29	20	18
1 The ratio of net operating expenses would have been 1.03% if interest expense had not been included.

70 See financial notes

 Schwab Financial Services Fund

Portfolio Holdings as of October 31, 2007

This section shows all the securities in the fund’s portfolio and their value as of the report date.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The schedule of portfolio holdings filed on a fund’s most recent Form N-Q is also available by visiting Schwab’s website at www.schwab.com/schwabfunds.

			Cost	Value
Holdings by Category			($ x 1,000)	($ x 1,000)

96.4%		Common Stock	79,168	90,229
0.5%		Short-Term Investment	473	473

96.9%		Total Investments	79,641	90,702
5.3%		Collateral Invested for Securities on Loan	4,994	4,994
(2	.2)%	Other Assets and Liabilities, Net		(2,054)

100.0%		Total Net Assets		93,642

	Number	Value
Security	of Shares	($ x 1,000)

Common Stock 96.4% of net assets

Banks 14.0%
1st Source Corp.	6,000	115
BancFirst Corp.	18,900	859
Bank of Hawaii Corp.	20,400	1,084
Comerica, Inc.	27,100	1,265
Commerce Bancshares, Inc.	65,378	3,084
First Citizens BancShares, Inc., Class A	3,208	522
KeyCorp	130,000	3,699
M&T Bank Corp.	13,200	1,313
SVB Financial Group (a) *	11,600	601
Washington Mutual, Inc.	19,000	530

		13,072

Diversified Financials 44.5%
Advanta Corp., Class B	33,750	533
American Express Co.	66,600	4,059
Ameriprise Financial, Inc.	71,000	4,472
Bank of America Corp.	94,100	4,543
Bank of New York Mellon Corp.	92,400	4,514
Federated Investors, Inc., Class B	80,000	3,440
Franklin Resources, Inc.	35,000	4,539
JPMorgan Chase & Co.	103,200	4,850
Morgan Stanley	22,500	1,513
Northern Trust Corp. (a)	67,900	5,107
State Street Corp.	51,900	4,140

		41,710

Insurance 36.3%
American Financial Group, Inc.	21,750	650
American Physicians Capital, Inc.	13,250	577
Aon Corp.	8,200	372
Assurant, Inc.	17,100	999
Axis Capital Holdings Ltd.	22,100	878
Genworth Financial, Inc., Class A	102,400	2,796
Lincoln National Corp.	38,700	2,414
Loews Corp.	69,300	3,402
MetLife, Inc.	51,000	3,511
Nationwide Financial Services, Inc., Class A	41,000	2,200
Principal Financial Group, Inc.	53,500	3,620
Prudential Financial, Inc.	20,300	1,963
RenaissanceRe Holdings Ltd.	1,700	99
The Chubb Corp.	47,400	2,529
The Hartford Financial Services Group, Inc.	31,500	3,056
The Travelers Cos., Inc.	42,800	2,235
Transatlantic Holdings, Inc.	6,800	507
W. R. Berkley Corp.	19,125	576
XL Capital Ltd., Class A	21,700	1,561

		33,945

Real Estate 1.6%
CB Richard Ellis Group, Inc., Class A *	61,600	1,502

Total Common Stock (Cost $79,168)		90,229

Security	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

Short-Term Investment 0.5% of net assets
Bank of America, London Time Deposit
4.75%, 11/01/07	473	473

Total Short-Term Investment (Cost $473)		473

End of Investments.

	Number	Value
Security	of Shares	($ x 1,000)

Collateral Invested for Securities on Loan 5.3% of net assets
Securities Lending Investment Fund, a series of the Brown Brothers Investment Trust	4,994,264	4,994

End of collateral invested for securities on loan.

At 10/31/07 the tax basis cost of the fund’s investments was $79,641 and the unrealized appreciation and depreciation were $14,194 and ($3,133), respectively, with a net unrealized appreciation of $11,061.

*	Non-income producing security.
(a)	All or a portion of this security is on loan.

See financial notes 71

 Schwab Financial Services Fund

Statement of
Assets and Liabilities
As of October 31, 2007. All numbers x 1,000 except NAV.

Assets
Investments, at value including securities on loan of $4,946 (cost $79,641)		$90,702
Collateral invested for securities on loan		4,994
Receivables:
Investments sold		2,864
Fund shares sold		237
Dividends		61
Income from securities on loan		1
Prepaid expenses	+	1

Total assets		98,860

Liabilities
Collateral invested for securities on loan		$4,994
Payables:
Investment adviser and administrator fees		4
Transfer agent and shareholder service fees		2
Fund shares redeemed		195
Accrued expenses	+	23

Total liabilities		5,218

Net Assets
Total assets		98,860
Total liabilities	−	5,218

Net assets		93,642
Net Assets by Source
Capital received from investors		81,582
Net investment income not yet distributed		860
Net realized capital gains		139
Net unrealized capital gains		11,061

Net Asset Value (NAV)

		Shares
Net Assets	÷	Outstanding	=	NAV

$93,642		5,895		$15.88

72 See financial notes

 Schwab Financial Services Fund

Statement of
Operations
For November 1, 2006 through October 31, 2007. All numbers x 1,000.

Investment Income
Dividends		$2,001
Interest		27
Securities on loan	+	3

Total Investment Income		2,031

Net Realized Gains and Losses
Net realized gains on investments		184

Net Unrealized Gains and Losses
Net unrealized gains on investments		1,303

Expenses
Investment adviser and administrator fees		561
Transfer agent and shareholder service fees		260
Portfolio accounting fees		35
Professional fees		27
Registration fees		20
Shareholder reports		14
Custodian fees		6
Trustees’ fees		6
Overdraft expense		2
Other expenses	+	1

Total expenses		932

Increase in Net Assets from Operations
Total investment income		2,031
Net expenses	−	932

Net investment income		1,099
Net realized gains		184
Net unrealized gains	+	1,303

Increase in net assets from operations		$2,586

See financial notes 73

 Schwab Financial Services Fund

Statements of
Changes in Net Assets
For the current and prior report periods. All numbers x 1,000.

Operations

		11/1/06-10/31/07	11/1/05-10/31/06
Net investment income		$1,099	$557
Net realized gains		184	1,188
Net unrealized gains	+	1,303	5,742

Increase in net assets from operations		2,586	7,487

Distributions to Shareholders
Distributions from net investment income		704	264
Distributions from net realized gains	+	1,228	1,580

Total distributions		$1,932	$1,844

Transactions in Fund Shares

		11/1/06-10/31/07		11/1/05-10/31/06
		SHARES	VALUE	SHARES	VALUE
Shares Sold		2,478	$39,875	5,038	$75,696
Shares Reinvested		108	1,727	114	1,645
Shares Redeemed	+	(2,738)	(43,871)	(1,089)	(16,334)

Net transactions in fund shares		(152)	($2,269)	4,063	$61,007

Shares Outstanding and Net Assets
		11/1/06-10/31/07		11/1/05-10/31/06
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		6,047	$95,257	1,984	$28,607
Total increase or decrease	+	(152)	(1,615)	4,063	66,650

End of period		5,895	$93,642	6,047	$95,257

Net investment income not yet distributed			$860		$465

74 See financial notes

Schwab Health Care Fundtm

Financial Statements

Financial Highlights

	11/1/06-	11/1/05-	11/1/04-	11/1/03-	11/1/02-
	10/31/07	10/31/06	10/31/05	10/31/04	10/31/03

Per—Share Data ($)

Net asset value at beginning of period	15.05	14.03	10.78	8.43	7.12

Income / (loss) from investment operations:
Net investment income / (loss)	0.05	(0.01)	(0.02)	(0.06)	0.01
Net realized and unrealized gains	2.11	1.03	3.27	2.41	1.33

Total income / (loss) from investment operations	2.16	1.02	3.25	2.35	1.34
Less distributions:
Distributions from net investment income	—	—	—	—	(0.03)
Distributions from net realized gains	(0.13)	—	—	—	—

Total distributions	(0.13)	—	—	—	(0.03)

Net asset value at end of period	17.08	15.05	14.03	10.78	8.43

Total return (%)	14.49	7.27	30.15	27.88	18.96

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses	0.82	0.84	0.89	1.04	1.04
Gross operating expenses	0.82	0.84	0.89	1.07	1.34
Net investment income or loss	0.32	(0.07)	(0.28)	(0.73)	0.13
Portfolio turnover rate	34	76	42	105	200
Net assets, end of period ($ x 1,000,000)	834	611	397	54	25

See financial notes 75

 Schwab Health Care Fund

Portfolio Holdings as of October 31, 2007

This section shows all the securities in the fund’s portfolio and their value as of the report date.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The schedule of portfolio holdings filed on a fund’s most recent Form N-Q is also available by visiting Schwab’s website at www.schwab.com/schwabfunds.

			Cost	Value
Holdings by Category			($ x 1,000)	($ x 1,000)

96.4%		Common Stock	661,752	804,068
	—%	Rights	—	—
3.5%		Short-Term Investments	28,876	28,876

99.9%		Total Investments	690,628	832,944
0.9%		Collateral Invested for Securities on Loan	7,953	7,953
(0	.8)%	Other Assets and Liabilities, Net		(6,802)

100.0%		Total Net Assets		834,095

	Number	Value
Security	of Shares	($ x 1,000)

Common Stock 96.4% of net assets

Health Care Equipment & Services 38.9%
Aetna, Inc.	425,000	23,872
American Dental Partners, Inc. *	35,000	868
AMERIGROUP Corp. *	50,000	1,750
AmerisourceBergen Corp.	275,000	12,955
Analogic Corp.	60,000	3,429
Apria Healthcare Group, Inc. *	45,000	1,088
ArthroCare Corp. *	30,000	1,945
Baxter International, Inc.	700,400	42,031
Becton, Dickinson & Co.	391,300	32,658
C.R. Bard, Inc.	45,000	3,762
Cardinal Health, Inc.	40,000	2,721
Chemed Corp.	15,000	860
CIGNA Corp.	540,000	28,345
CONMED Corp. *	75,000	2,133
Coventry Health Care, Inc. *	125,000	7,539
Dade Behring Holdings, Inc.	120,000	9,232
DENTSPLY International, Inc.	100,000	4,148
Emergency Medical Services Corp., Class A (a) *	20,000	607
Express Scripts, Inc. *	300,000	18,930
Gen-Probe, Inc. *	50,000	3,501
Greatbatch, Inc. *	125,000	3,107
Hanger Orthopedic Group, Inc. *	10,000	125
Health Net, Inc. *	60,000	3,217
Henry Schein, Inc. *	50,000	2,995
Hlth Corp. *	40,000	564
Humana, Inc. *	150,000	11,242
Intuitive Surgical, Inc. *	4,000	1,307
Kinetic Concepts, Inc. *	70,000	4,207
Laboratory Corp. of America Holdings *	70,000	4,812
Lincare Holdings, Inc. *	50,000	1,739
Magellan Health Services, Inc. *	80,000	3,368
McKesson Corp.	498,200	32,931
MedCath Corp. *	70,000	1,941
Medco Health Solutions, Inc. *	150,000	14,157
Medtronic, Inc.	200,000	9,488
Omnicell, Inc. *	60,000	1,584
Quidel Corp. *	30,000	620
Stryker Corp.	30,000	2,130
Synovis Life Technologies, Inc. *	40,000	955
UnitedHealth Group, Inc.	40,000	1,966
VCA Antech, Inc. *	15,000	691
WellPoint, Inc. *	240,000	19,015

		324,535

Pharmaceuticals & Biotechnology 57.5%
Abbott Laboratories	525,000	28,675
Accelrys, Inc. *	100,000	777
Albany Molecular Research, Inc. *	25,000	452
Allergan, Inc.	200,000	13,516
Alpharma, Inc., Class A *	226,400	4,668
Amgen, Inc. *	100,000	5,811
Applied Biosystems Group-Applera Corp.	702,400	26,087
Biogen Idec, Inc. *	400,000	29,776
Bristol-Myers Squibb Co.	725,000	21,743
Celgene Corp. *	50,000	3,300
Covance, Inc. *	10,000	825
Cubist Pharmaceuticals, Inc. *	20,000	468
Dionex Corp. *	10,000	880
Eli Lilly and Co.	475,000	25,721
Endo Pharmaceutical Holdings, Inc. *	125,000	3,663
Forest Laboratories, Inc. *	423,900	16,562
Genzyme Corp. *	150,000	11,395
Gilead Sciences, Inc. *	420,000	19,400
ImClone Systems, Inc. *	20,000	863
Invitrogen Corp. (a) *	80,000	7,270
Johnson & Johnson	508,500	33,139
King Pharmaceuticals, Inc. *	1,269,300	13,455
Medicis Pharmaceutical Corp., Class A (a)	60,000	1,781
Merck & Co., Inc.	800,000	46,608
MGI Pharma, Inc. *	250,000	8,145
OSI Pharmaceuticals, Inc. *	50,000	2,079
PerkinElmer, Inc.	575,000	15,824
Perrigo Co.	40,000	948
Pfizer, Inc.	1,665,000	40,976
Regeneron Pharmaceuticals, Inc. *	60,000	1,320
Schering-Plough Corp.	1,380,000	42,118
Sciele Pharma, Inc. (a) *	85,000	2,162
Techne Corp. *	25,000	1,631
Thermo Fisher Scientific, Inc. *	200,000	11,762
Varian, Inc. *	15,000	1,108
ViaCell, Inc. *	50,000	363
Warner Chilcott Ltd., Class A *	85,000	1,575
Waters Corp. *	78,000	6,004
Watson Pharmaceuticals, Inc. *	531,300	16,237

76 See financial notes

 Schwab Health Care Fund

Portfolio Holdings continued

	Number	Value
Security	of Shares	($ x 1,000)

Wyeth	214,800	10,446

		479,533

Total Common Stock (Cost $661,752)		804,068

Rights 0.0% of net assets

Pharmaceuticals & Biotechnology 0.0%
OSI Pharmaceuticals, Inc.	458	—

Total Rights (Cost $—)		—

Security	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

Short-Term Investments 3.5% of net assets

Commercial Paper & Other Obligations 3.4%
Bank of America, London Time Deposit
4.75%, 11/01/07	3,920	3,920
Wells Fargo, Grand Cayman Time Deposit
4.75%, 11/01/07	24,100	24,100

		28,020

U.S. Treasury Obligations 0.1%
U.S. Treasury Bills
3.82%, 12/20/07 (b)	180	179
3.85%, 12/20/07 (b)	340	338
3.92%, 12/20/07 (b)	340	339

		856

Total Short-Term Investments (Cost $28,876)		28,876

End of Investments.

	Number	Value
Security	of Shares	($ x 1,000)

Collateral Invested for Securities on Loan 0.9% of net assets
Securities Lending Investment Fund, a series of the Brown Brothers Investment Trust	7,952,687	7,953

End of collateral invested for securities on loan.

At 10/31/07 the tax basis cost of the fund’s investments was $690,951, and the unrealized appreciation and depreciation were $160,687 and ($18,694), respectively, with a net unrealized appreciation of $141,993.

*	Non-income producing security.
(a)	All or a portion of this security is on loan.
(b)	All or a portion of this security is held as collateral for open futures contracts.

In addition to the above, the fund held the following at
10/31/07. All numbers are x1,000 except number of futures contracts.

	Number of	Contract	Unrealized
	Contracts	Value	Gains

Futures Contract
S & P 500 Index, e-mini, Long, expires 12/21/07	250	19,436	570

See financial notes 77

 Schwab Health Care Fund

Statement of
Assets and Liabilities
As of October 31, 2007. All numbers x 1,000 except NAV.

Assets
Investments, at value including securities on loan of $8,059 (cost $690,628)		$832,944
Collateral invested for securities on loan		7,953
Receivables:
Investments sold		10,208
Fund shares sold		2,135
Dividends		510
Due from broker for futures		236
Income from securities on loan		5
Interest		3
Prepaid expenses	+	3

Total assets		853,997

Liabilities
Collateral invested for securities on loan		$7,953
Payables:
Investments bought		10,927
Investment adviser and administrator fees		36
Transfer agent and shareholder service fees		17
Fund shares redeemed		923
Accrued expenses	+	46

Total liabilities		19,902

Net Assets
Total assets		853,997
Total liabilities	−	19,902

Net assets		834,095
Net Assets by Source
Capital received from investors		684,982
Net investment income not yet distributed		2,267
Net realized capital gains		3,960
Net unrealized capital gains		142,886

Net Asset Value (NAV)

		Shares
Net Assets	÷	Outstanding	=	NAV

$834,095		48,842		$17.08

78 See financial notes

 Schwab Health Care Fund

Statement of
Operations
For November 1, 2006 through October 31, 2007. All numbers x 1,000.

Investment Income
Dividends		$7,417
Interest		548
Securities on loan	+	9

Total Investment Income		7,974

Net Realized Gains and Losses
Net realized gains on investments		4,219
Net realized gains on futures contracts	+	455

Net realized gains		4,674

Net Unrealized Gains and Losses
Net unrealized gains on investments		83,413
Net unrealized gains on futures contracts	+	249

Net unrealized gains		83,662

Expenses
Investment adviser and administrator fees		3,729
Transfer agent and shareholder service fees		1,750
Shareholder reports		71
Registration fees		49
Portfolio accounting fees		48
Professional fees		29
Custodian fees		15
Trustees’ fees		9
Other expenses	+	7

Total expenses		5,707

Increase in Net Assets from Operations
Total investment income		7,974
Net expenses	−	5,707

Net investment income		2,267
Net realized gains		4,674
Net unrealized gains	+	83,662

Increase in net assets from operations		$90,603

See financial notes 79

 Schwab Health Care Fund

Statements of
Changes in Net Assets
For the current and prior report periods. All numbers x 1,000.

Operations

		11/1/06-10/31/07	11/1/05-10/31/06
Net investment income or losses		$2,267	($404)
Net realized gains		4,674	$8,957
Net unrealized gains	+	83,662	$19,048

Increase in net assets from operations		90,603	27,601

Distributions to Shareholders
Distributions from net realized gains		$5,277	$-

Transactions in Fund Shares

		11/1/06-10/31/07		11/1/05-10/31/06
		SHARES	VALUE	SHARES	VALUE
Shares Sold		20,648	$335,280	26,841	$397,961
Shares Reinvested		318	4,816	—	—
Shares Redeemed	+	(12,749)	(202,578)	(14,502)	(211,167)

Net transactions in fund shares		8,217	$137,518	12,339	$186,794

Shares Outstanding and Net Assets
		11/1/06-10/31/07		11/1/05-10/31/06
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		40,625	$611,251	28,286	$396,856
Total increase	+	8,217	222,844	12,339	214,395

End of period		48,842	$834,095	40,625	$611,251

Net investment income not yet distributed			$2,267		$-

80 See financial notes

Schwab Technology Fundtm

Financial Statements

Financial Highlights

	11/1/06-	11/1/05-	11/1/04-	11/1/03-	11/1/02-
	10/31/07	10/31/06	10/31/05	10/31/04	10/31/03

Per—Share Data ($)

Net asset value at beginning of period	5.29	4.88	4.42	4.32	2.90

Income / (loss) from investment operations:
Net investment loss	(0.03)	(0.03)	(0.01)	(0.04)	(0.02)
Net realized and unrealized gains	0.85	0.44	0.47	0.14	1.44

Total income / (loss) from investment operations	0.82	0.41	0.46	0.10	1.42

Net asset value at end of period	6.11	5.29	4.88	4.42	4.32

Total return (%)	15.50	8.40	10.41	2.31	48.97

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses	0.94	0.95	0.97	1.02 [1]	1.04
Gross operating expenses	0.94	0.95	0.97	1.02	1.25
Net investment loss	(0.41)	(0.48)	(0.23)	(0.78)	(0.65)
Portfolio turnover rate	60	86	89	109	165
Net assets, end of period ($ x 1,000,000)	58	71	53	49	43
1 The ratio of net operating expenses would have been 1.01% if interest expense had not been included.

See financial notes 81

 Schwab Technology Fund

Portfolio Holdings as of October 31, 2007

This section shows all the securities in the fund’s portfolio and their value as of the report date.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The schedule of portfolio holdings filed on a fund’s most recent Form N-Q is also available by visiting Schwab’s website at www.schwab.com/schwabfunds.

			Cost	Value
Holdings by Category			($ x 1,000)	($ x 1,000)

94.7%		Common Stock	41,854	55,154
5.5%		Short-Term Investments	3,185	3,185

100.2%		Total Investments	45,039	58,339
3.0%		Collateral Invested for Securities on Loan	1,732	1,732
(3	.2)%	Other Assets and Liabilities, Net		(1,873)

100.0%		Total Net Assets		58,198

	Number	Value
Security	of Shares	($ x 1,000)

Common Stock 94.7% of net assets

Retailing 3.4%
eBay, Inc. *	55,000	1,986

Semiconductors & Semiconductor Equipment 15.5%
Amkor Technology, Inc. *	5,000	57
Analog Devices, Inc.	2,000	67
Applied Materials, Inc.	30,000	583
Atmel Corp. *	38,100	186
Cohu, Inc.	5,000	82
Credence Systems Corp. *	60,000	183
Integrated Device Technology, Inc. *	6,900	93
Integrated Silicon Solution, Inc. *	5,000	33
Intel Corp.	150,700	4,054
MEMC Electronic Materials, Inc. *	16,600	1,215
National Semiconductor Corp.	14,600	367
NVIDIA Corp. *	15,000	531
Semtech Corp. *	5,000	85
Teradyne, Inc. *	20,000	247
Texas Instruments, Inc.	25,800	841
Zoran Corp. *	15,000	382

		9,006

Software & Services 32.6%
Accenture Ltd., Class A	8,000	312
Activision, Inc. *	2,500	59
Adobe Systems, Inc. *	2,500	120
Autodesk, Inc. *	6,000	293
BMC Software, Inc. *	45,000	1,523
CA, Inc.	25,700	680
Cadence Design Systems, Inc. *	50,000	980
Computer Sciences Corp. (a) *	10,000	584
Convergys Corp. *	19,000	348
DealerTrack Holdings, Inc. *	2,000	98
Electronic Data Systems Corp.	70,000	1,511
FactSet Research Systems, Inc.	5,000	353
Global Payments, Inc.	25,100	1,194
Google, Inc., Class A *	1,500	1,061
Hewitt Associates, Inc., Class A *	3,000	106
j2 Global Communications, Inc. *	5,000	168
Microsoft Corp.	120,000	4,417
Novell, Inc. *	30,000	227
Oracle Corp. *	60,000	1,330
Sybase, Inc. *	25,000	715
Symantec Corp. *	38,200	717
Synopsys, Inc. *	25,000	707
Total System Services, Inc. (a)	37,500	1,124
United Online, Inc.	5,000	88
Vignette Corp. *	10,000	172
WebMD Health Corp., Class A (a) *	2,500	115

		19,002

Technology Hardware & Equipment 43.2%
ADC Telecommunications, Inc. *	10,000	187
Agilent Technologies, Inc. *	28,400	1,047
Apple, Inc. *	17,000	3,229
Avnet, Inc. *	5,000	209
Brocade Communications Systems, Inc. *	7,500	71
Cisco Systems, Inc. *	140,000	4,628
Cogent, Inc. *	5,000	74
Corning, Inc.	25,000	607
Dolby Laboratories, Inc., Class A *	12,500	518
EMC Corp. *	5,000	127
Harris Corp.	15,000	908
Hewlett-Packard Co.	87,000	4,496
InterDigital, Inc. *	5,000	108
International Business Machines Corp.	37,000	4,297
Juniper Networks, Inc. *	5,000	180
Lexmark International, Inc., Class A *	2,000	84
Methode Electronics, Inc.	18,000	226
Mettler-Toledo International, Inc. *	1,600	170
NCR Corp. *	19,000	524
Plantronics, Inc.	2,500	68
QUALCOMM, Inc.	12,500	534
Seagate Technology	5,000	139
Sun Microsystems, Inc. *	100,000	571
Tech Data Corp. *	5,000	197
Trimble Navigation Ltd. *	6,000	250
Vishay Intertechnology, Inc. *	4,300	54
Xerox Corp. *	95,000	1,657

		25,160

Total Common Stock (Cost $41,854)		55,154

82 See financial notes

 Schwab Technology Fund

Portfolio Holdings continued

Security	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

Short-Term Investments 5.5% of net assets

Commercial Paper & Other Obligations 5.3%
Bank of America, London Time Deposit
4.75%, 11/01/07	1,376	1,376
Citibank, Nassau Time Deposit
4.75%, 11/01/07	1,720	1,720

		3,096

U.S. Treasury Obligation 0.2%
U.S. Treasury Bill
3.92%, 12/20/07 (b)	90	89

Total Short-Term Investments (Cost $3,185)		3,185

End of Investments.

	Number	Value
Security	of Shares	($ x 1,000)

Collateral Invested for Securities on Loan 3.0% of net assets
Securities Lending Investment Fund, a series of the Brown Brothers Investment Trust	1,731,565	1,732

End of collateral invested for securities on loan.

At 10/31/07 the tax basis cost of the fund’s investments was $45,050, and the unrealized appreciation and depreciation were $13,755 and ($466), respectively, with a net unrealized appreciation of $13,289.

*	Non-income producing security.
(a)	All or a portion of this security is on loan.
(b)	All or a portion of this security is held as collateral for open futures contracts.

In addition to the above, the fund held the following at
10/31/07. All numbers are x1,000 except number of futures contracts.

	Number of	Contract	Unrealized
	Contracts	Value	Gains

Futures Contract
S & P 500 Index, e-mini, Long, expires 12/21/07	25	1,944	77

See financial notes 83

 Schwab Technology Fund

Statement of
Assets and Liabilities
As of October 31, 2007. All numbers x 1,000 except NAV.

Assets
Investments, at value including securities on loan of $1,728 (cost $45,039)		$58,339
Collateral invested for securities on loan		1,732
Receivables:
Fund shares sold		39
Due from broker for futures		24
Dividends		6
Income from securities on loan	+	1

Total assets		60,141

Liabilities
Collateral invested for securities on loan		$1,732
Payables:
Investments bought		138
Investment adviser and administrator fees		2
Transfer agent and shareholder service fees		1
Fund shares redeemed		47
Accrued expenses	+	23

Total liabilities		1,943

Net Assets
Total assets		60,141
Total liabilities	−	1,943

Net assets		58,198
Net Assets by Source
Capital received from investors		77,052
Net realized capital losses		(32,231)
Net unrealized capital gains		13,377

Net Asset Value (NAV)

		Shares
Net Assets	÷	Outstanding	=	NAV

$58,198		9,530		$6.11

84 See financial notes

 Schwab Technology Fund

Statement of
Operations
For November 1, 2006 through October 31, 2007. All numbers x 1,000.

Investment Income
Dividends		$262
Interest		75
Securities on loan	+	6

Total Investment Income		343

Net Realized Gains and Losses
Net realized gains on investments		4,112
Net realized gains on futures contracts	+	31

Net realized gains		4,143

Net Unrealized Gains and Losses
Net unrealized gains on investments		4,799
Net unrealized gains on futures contracts	+	77

Net unrealized gains		4,876

Expenses
Investment Advisor and administrator fees		349
Transfer agent and shareholder service fees		162
Portfolio accounting fees		35
Professional fees		27
Registration fees		11
Custodian fees		8
Shareholder reports		7
Trustees’ fees		6
Other expenses	+	1

Total expenses		606

Increase in Net Assets from Operations
Total investment income		343
Net expenses	−	606

Net investment loss		(263)
Net realized gains		4,143
Net unrealized gains	+	4,876

Increase in net assets from operations		$8,756

See financial notes 85

 Schwab Technology Fund

Statements of
Changes in Net Assets
For the current and prior report periods. All numbers x 1,000.

Operations

		11/1/06-10/31/07	11/1/05-10/31/06
Net investment losses		($263)	($339)
Net realized gains		4,143	2,503
Net unrealized gains	+	4,876	1,658

Increase in net assets from operations		8,756	3,822

Transactions in Fund Shares

		11/1/06-10/31/07		11/1/05-10/31/06
		SHARES	VALUE	SHARES	VALUE
Shares Sold		2,650	$14,499	7,995	$41,697
Shares Redeemed	+	(6,549)	(36,107)	(5,489)	(27,733)

Net transactions in fund shares		(3,899)	($21,608)	2,506	$13,964

Shares Outstanding and Net Assets
		11/1/06-10/31/07		11/1/05-10/31/06
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		13,429	$71,050	10,923	$53,264
Total increase or decrease	+	(3,899)	(12,852)	2,506	17,786

End of period		9,530	$58,198	13,429	$71,050

86 See financial notes

 Schwab Active Equity Funds

Financial Notes

1. Business Structure of the Funds:

Each of the funds discussed in this report is a series of Schwab Capital Trust (the “trust”), a no-load, open-end management investment company. The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940 (the “1940 Act”), as amended. The list below shows all the funds in the trust including the funds discussed in this report, which are highlighted:

Schwab Capital Trust (organized May 7, 1993)
Schwab Premier Equity Fund
Schwab Core Equity Fund
Schwab Dividend Equity Fund
Schwab Large-Cap Growth Fund
Schwab Small-Cap Equity Fund
Schwab Hedged Equity Fund
Schwab Financial Services Fund
Schwab Health Care Fund
Schwab Technology Fund
Schwab S&P 500 Index Fund
Schwab Institutional Select S&P 500 Fund
Schwab Small-Cap Index Fund
Schwab Total Stock Market Index Fund
Schwab International Index Fund
Schwab MarketTrack All Equity Portfolio
Schwab MarketTrack Growth Portfolio
Schwab MarketTrack Balanced Portfolio
Schwab MarketTrack Conservative Portfolio
Laudus U.S. MarketMasters Fund
Laudus Small-Cap MarketMasters Fund
Laudus International MarketMasters Fund
Schwab Viewpoints Fund
Schwab Target 2010 Fund
Schwab Target 2020 Fund
Schwab Target 2030 Fund
Schwab Target 2040 Fund
Schwab Retirement Income Fund
Schwab Fundamental US Large Company Index Fund
Schwab Fundamental US Small-Mid Company Index Fund
Schwab Fundamental International Large Company Index Fund

Schwab Premier Equity Fund, Schwab Dividend Equity Fund, Schwab Large-Cap Growth Fund, Schwab Small-Cap Equity Fund and Schwab Hedged Equity Fund offer two share classes: Investor Shares and Select Shares®. Shares of each class represent interest in the same portfolio, but each class has different expenses and investment minimums. Schwab Core Equity Fund, Schwab Financial Services Fund, Schwab Health Care Fund and Schwab Technology Fund each offer one share class.

Shares are bought and sold at net asset value, or NAV, which is the price for all outstanding shares. Each share has a par value of 1/1,000 of a cent, and the trustees may authorize the issuance of as many shares as necessary.

The Schwab Premier Equity Fund and the Schwab Large-Cap Growth Fund commenced operations on March 21, 2005 and October 3, 2005, respectively. The Schwab Hedged Equity Fund started offering Investor Shares on March 1, 2005 and the fund shares in existence prior to March 1, 2005 were designated as Select Shares.

2. Significant Accounting Policies:

The following is a summary of the significant accounting policies the funds used in the preparation of financial statements. The accounting policies are in conformity with accounting principles generally accepted in the United States of America.

(a) Security Valuation:

The funds value the securities in their portfolios every business day. The funds use the following policies to value various types of securities:

•	Securities traded on an exchange or over-the-counter: valued at the closing value for the day, or, on days when no closing value has been reported, halfway between the most recent bid and asked quotes. Securities that are primarily traded on foreign exchanges are valued at the closing values of such securities on their respective exchanges with these values then translated into U.S. dollars at the current exchange rate.

•	Securities for which no quoted value is available or when a significant event has occurred between the time of the security’s last close and the time the fund calculates net asset value: valued at fair value, as determined in good faith by the fund’s investment adviser using guidelines adopted by the fund’s Board of Trustees and the Pricing Committee. Some of the more common reasons that may necessitate that a security be valued at fair value include: the security’s trading has been halted or suspended; the security has been de-listed from a national exchange; the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; the security’s primary pricing source is not able or willing to provide a price.

 87

 Schwab Active Equity Funds

Financial Notes (continued)

2. Significant Accounting Policies (continued):

•	Futures contracts: Valued at their settlement prices as of the close of their exchanges (for futures) or at a market value based on that day’s exchange rates (for forwards). When a fund closes out a futures or forwards position, it calculates the difference between the value of the position at the beginning and at the end of the contract, and records a realized gain or loss accordingly.

•	Short-term securities (60 days or less to maturity): valued at amortized cost.

•	Mutual funds: valued at their respective net asset values as determined by those funds in accordance with the 1940 Act for any given day.

(b) Portfolio Investments:

Futures Contract: The funds may invest in futures contracts. Futures contracts involve certain risks because they can be very sensitive to market movements.

One risk is that the price of a futures contract may not move in perfect correlation with the price of the underlying securities. Another risk is that, at certain times, it may be impossible for a fund to close out a position in a futures contract, due to a difference in trading hours or to market conditions that may reduce the liquidity for a futures contract or its underlying securities. The potential for losses associated with futures contracts may exceed amounts recorded in the Statement of Assets and Liabilities.

Because futures contracts carry inherent risks, a fund must give the broker a deposit of cash and/or securities (the “initial margin”) whenever it enters into the futures contract. The amount of the deposit may vary from one contract to another, but it is generally a percentage of the contract amount.

Futures are traded publicly on exchanges, and their market value changes daily. A fund records the daily change in market value of futures, and also the change in the amount of margin deposit required (“due to/from broker”).

Short Sale: Schwab Hedged Equity Fund may sell securities short (sell securities it does not own). When it does so, the fund also places assets worth at least 100% of the value of the short securities into a segregated account, as collateral. If the market value of the short securities subsequently falls, the fund can realize a gain by closing the position. However, if the value rises, the fund typically would have to add to its collateral or close out its short position at a loss. The potential for losses associated with short positions is much greater than the original value of the securities sold short and may exceed amounts recorded in the Statement of Assets and Liabilities.

Securities Lending: The funds may loan securities to certain brokers, dealers and other financial institutions that pay the funds negotiated fees. The funds receive cash, letters of credit or U.S. Government securities as collateral on these loans. All of the cash collateral received is reinvested in high quality, short-term investments. The value of the collateral must be at least 102% of the market value of the loaned securities as of the first day of the loan, and at least 100% each day thereafter. If the value of the collateral falls below 100%, it will be adjusted the following day.

Repurchase Agreement: The funds may enter into repurchase agreements. In a repurchase agreement, a fund buys a security from another party (usually a financial institution) with the agreement that it be sold back in the future. The date, price and other conditions are all specified when the agreement is created.

The funds’ repurchase agreements will be fully collateralized by U.S. government securities or U.S. government agency securities. All collateral is held by the funds’ custodian (or, with tri-party agreements, the agent’s bank) and is monitored daily to ensure that its market value is at least equal to the repurchase price under the agreement.

(c) Security Transactions:

Security transactions are recorded as of the date the order to buy or sell the security is executed. Realized gains and losses from security transactions are based on the identified costs of the securities involved.

If a fund sells securities short, it records the proceeds received as an asset and the obligation to buy back the securities as a liability. At the time a short sale is initiated, the asset and liability are of equal value and effectively cancel each other out. Subsequently, the fund values the liability side of the transaction according to the market price of the securities sold short, and values the asset side according to the value of the proceeds. When the fund closes out a short position (buys the security), it records the outcome as a realized gain or loss. Interest and dividends accrued on securities sold short are recorded as an expense on the fund’s records.

88

 Schwab Active Equity Funds

Financial Notes (continued)

2. Significant Accounting Policies (continued):

Assets and liabilities denominated in foreign currencies are reported in U.S. dollars. For assets and liabilities held on a given date, the dollar value is based on market exchange rates in effect on that date. Transactions involving foreign currencies, including purchases, sales, income receipts and expense payments, are calculated using exchange rates in effect on the transaction date.

(d) Investment Income:

Dividends and distributions from portfolio securities and underlying funds are recorded on the date they are effective (the ex-dividend date), although the funds record certain foreign security dividends on the day they learn of the ex-dividend date. Interest income is recorded as it accrues. If the Funds buy a debt security at a discount (that is for less than its Face Value) or a premium (more than Face Value), it amortizes the discount or premium from the current date up to maturity. The funds then increase (in the case of discounts) or reduce (in the case of premiums) the income it records from the security.

(e) Expenses:

Expenses that are specific to a fund or a class are charged directly to that fund or class. Expenses that are common to all funds within the trust generally are allocated among the funds in proportion to their average daily net assets.

For funds offering multiple share classes, the net investment income, other than class specific expenses, and the realized and unrealized gains or losses, are allocated daily to each class in proportion to its net assets.

(f) Distributions to Shareholders:

The funds make distributions from net investment income once a year, with the exception of Dividend Equity Fund which typically pays quarterly dividends. The funds make distributions from net realized capital gains once a year.

(g) Custody Credit:

Each fund has an arrangement with its custodian bank under which the fund receives a credit for its uninvested cash balance to offset its custody fees and accounting fees. The credit amounts (if any) are disclosed in the Statement of Operations as a reduction to the fund’s operating expenses.

(h) Accounting Estimates:

The accounting policies described in this report conform with accounting principles generally accepted in the United States of America. Notwithstanding this, shareholders should understand that in order to follow these principles, fund management has to make estimates and assumptions that affect the information reported in the financial statements. It’s possible that once the results are known, they may turn out to be different from these estimates.

(i) Federal Income Taxes:

The funds intend to meet federal income and excise tax requirements for regulated investment companies. Accordingly, the funds distribute substantially all of their net investment income and realized net capital gains (if any) to their respective shareholders each year. As long as a fund meets the tax requirements, it is not required to pay federal income tax.

Each fund maintains its own account for purposes of holding assets and accounting, and is considered a separate entity for tax purposes.

(j) Indemnification:

Under the funds’ organizational documents, the officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the funds. In addition, in the normal course of business the funds enter into contracts with their vendors and others that provide general indemnifications. The funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the funds. However, based on experience, the funds expect the risk of loss to be remote.

 89

 Schwab Active Equity Funds

Financial Notes (continued)

2. Significant Accounting Policies (continued):

(k) New Accounting Standards:

Financial Accounting Standards Board Interpretation (FIN) No. 48 — Accounting for Uncertainty in Income Taxes — an Interpretation of SFAS No. 109, was issued in July 2006 and is effective for fiscal years beginning after December 15, 2006. This Interpretation provides new requirements for the recognition, measurement, and disclosure in the financial statements of a tax position taken or expected to be taken in a tax return when there is uncertainty about whether that tax position will ultimately be sustained. A fund with a fiscal year ending October 31 will implement FIN 48 no later than April 30, 2008, and it will apply to all open tax years. Management is currently evaluating the impact of adopting FIN 48 and, at this time, believes that the adoption will have no material impact on the funds’ financial statements.

In September 2006, the Financial Accounting Standards Board (FASB) issued Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (SFAS No. 157). SFAS No. 157 defines fair value, establishes a framework for measuring fair value in accordance with generally accepted accounting principles and expands disclosure about fair value measurements. SFAS No. 157 is effective for fiscal years beginning after November 15, 2007. Management is currently evaluating the impact of adopting SFAS No. 157 on the funds’ financial statements.

3.	Affiliates and Affiliated Transactions:
(All dollar amounts are x 1,000)

Charles Schwab Investment Management, Inc. (CSIM or the investment adviser), a wholly owned subsidiary of The Charles Schwab Corporation, serves as each fund’s investment adviser and administrator pursuant to an Investment Advisory and Administration Agreement (Advisory Agreement) between it and the trust.

For its advisory and administrative services to each fund, the investment adviser is entitled to receive an annual fee payable monthly based on the fund’s average daily net assets described as follows:

	Premier	Core	Dividend	Large-Cap	Small-Cap	Hedged
Average daily net assets	Equity Fund	Equity Fund	Equity Fund	Growth Fund	Equity Fund	Equity Fund

First $500 million	0.91%	0.54%	0.775%	0.87%	0.975%	1.675%
$500 million to $1 billion	0.885%	0.49%	0.77%	0.85%	0.93%	1.65%
$1 billion to $2 billion	0.860%	n/a	0.76%	0.83%	0.91%	1.63%
Over $2 billion	n/a	n/a	n/a	0.81%	n/a	n/a

	Financial	Health Care	Technology
Average daily net assets	Services Fund	Fund	Fund

First $500 million	0.54%	0.54%	0.54%
$500 million to $1 billion	0.515%	0.515%	0.515%
$1 billion to $2 billion	0.490%	0.490%	0.490%
Over $2 billion	n/a	n/a	n/a

Charles Schwab & Co., Inc. (“Schwab”) is an affiliate of the investment adviser and is the trust’s transfer agent and shareholder services agent.

For its transfer agent and shareholder services, Schwab is entitled to receive an annual fee payable monthly based on each fund’s average daily net assets described as follows:

	Transfer Agent Fees	Shareholder Service Fees

Investor Shares	0.05%	0.20%
Select Shares*	0.05%	0.05%

90

 Schwab Active Equity Funds

Financial Notes (continued)

3.	Affiliates and Affiliated Transactions (continued): (All dollar amounts are x 1,000)

Although these agreements specify certain fees for these services, CSIM and Schwab have made additional agreements with the funds to limit the total expenses charged, excluding interest, taxes and certain non-routine expenses through February 27, 2008, as follows:

	Premier	Core	Dividend	Large-Cap	Small-Cap	Hedged
	Equity Fund	Equity Fund	Equity Fund	Growth Fund	Equity Fund	Equity Fund

Investor Shares	1.30%	0.75%	1.10%	1.20%	1.30%	2.00%	**
Select Shares*	1.15%	n/a	0.95%	0.99%	1.12%	1.77%	**

	Financial	Health Care	Technology
	Services Fund	Fund	Fund

Investor Shares	1.10%	1.10%	1.10%
Select Shares*	n/a	n/a	n/a

*	Select Shares are only offered by Premier Equity Fund, Dividend Equity Fund, Large-Cap Growth Fund, Small-Cap Equity Fund, and Hedged Equity Fund.
**	Excluding dividend and interest paid on securities sold short.

The Schwab Target Funds invest portions of their portfolios in certain Schwab Active Equity Funds. The table below reflects the percentage of each Active Equity Fund’s shares owned by the Target Funds as of October 31, 2007.

	Premier	Core	Dividend	Large-Cap	Small-Cap	Hedged
	Equity Fund	Equity Fund	Equity Fund	Growth Fund	Equity Fund	Equity Fund

Schwab Target Funds:
Target 2010	—	1.1%	0.3%	—	1.0%	—
Target 2020	—	1.8%	0.6%	—	1.8%	—
Target 2030	—	1.5%	0.5%	—	1.4%	—
Target 2040	—	1.2%	0.3%	—	1.0%	—
Retirement Income	—	—	0.5%	—	—	—

	Financial	Health	Technology
	Services Fund	Care Fund	Fund

Schwab Target Funds:
Target 2010	—	—	—
Target 2020	—	—	—
Target 2030	—	—	—
Target 2040	—	—	—
Retirement Income	—	—	—

Schwab Charitable Giving Trust owns Dividend Equity Fund. As of October 31, 2007, the shares owned by each Charitable Giving Trust as a percentage of the total shares of the Dividend Equity Fund are 4.23%.

The funds may make direct transactions with certain other Schwab Funds when practical. When one fund is seeking to sell a security that another is seeking to buy, an interfund transaction can allow both funds to benefit by reducing transaction costs.

 91

 Schwab Active Equity Funds

Financial Notes (continued)

3.	Affiliates and Affiliated Transactions (continued): (All dollar amounts are x 1,000)

This practice is limited to funds that share the same investment adviser, trustees and officers. As of October 31, 2007, each fund’s total security transactions with other Schwab Funds were as follows:

Premier Equity Fund	$15,716
Core Equity Fund	11,552
Dividend Equity Fund	63
Large-Cap Growth Fund	8,493
Small-Cap Equity Fund	3,957
Hedged Equity Fund	—
Financial Services Fund	—
Health Care Fund	2,596
Technology Fund	—

Pursuant to an exemptive order issued by the SEC, the funds may enter into interfund borrowing and lending transactions within the Schwab Funds. All loans are for temporary or emergency purposes only. The interest rate charged on the loan is the average of the overnight repurchase agreement rate and the short-term bank loan rate. The interfund lending facility is subject to the oversight and periodic review of the Board of Trustees of the Schwab Funds. There was no interfund borrowing or lending activity for any fund during the period.

Trustees

Trustees may include people who are officers and/or directors of the investment adviser or Schwab. Federal securities law limits the percentage of such “interested persons” who may serve on a trust’s board, and the trust was in compliance with these limitations throughout the report period. The trust did not pay any of these persons for their service as trustees, but it did pay non-interested persons (independent trustees), as noted in each fund’s Statement of Operations.

4. Borrowing from Banks:

The funds may borrow money from banks and custodians. The funds may obtain temporary bank loans through the trusts to which they belong, to use for meeting shareholder redemptions or for extraordinary or emergency purposes. The Schwab Funds have custodian overdraft facilities and uncommitted line of credit arrangements of $150 million and $100 million with State Street Corporation and Bank of America, N.A., respectively. The funds pay interest on the amounts they borrow at rates that are negotiated periodically. There were no borrowings from the line of credit for the funds during the period.

5.	Purchases and Sales of Investment Securities:
(All dollar amounts are x 1,000)

For the fiscal year ended October 31, 2007, purchases and sales of securities (excluding short-term obligations and securities sold short) were as follows:

	Purchases of Securities	Sales/Maturities of Securities

Premier Equity Fund	$1,187,809	$1,279,082
Core Equity Fund	1,127,850	309,022
Dividend Equity Fund	986,581	335,096
Large-Cap Growth Fund	502,038	121,387
Small-Cap Equity Fund	985,363	1,042,097
Hedged Equity Fund	937,355	992,199
Financial Services Fund	55,013	60,566
Health Care Fund	353,213	236,833
Technology Fund	37,343	60,905

92

 Schwab Active Equity Funds

Financial Notes (continued)

6.	Redemption Fee:
(All dollar amounts are x 1,000)

The funds may impose a short-term redemption fee on any fund shares that are redeemed or exchanged by a shareholder within a specified number of days of the purchase date. The funds charge a 2.00% redemption fee on shares held less than 30 days. Such amounts are net of the redemption fee proceeds on the Statement of Changes in Net Assets. The redemption fees charged during the current and prior fiscal year are:

	Current Period	Prior Period
	(11/01/06 – 10/31/07)	(11/01/05 – 10/31/06)

Premier Equity Fund
Investor Shares	$16	$38
Select Shares	10	42
Core Equity Fund	83	66
Dividend Equity Fund
Investor Shares	45	19
Select Shares	28	20
Large-Cap Growth Fund
Investor Shares	15	5
Select Shares	10	2
Small-Cap Equity Fund
Investor Shares	30	34
Select Shares	15	16
Hedged Equity Fund
Investor Shares	14	32
Select Shares	157	29
Financial Services Fund	8	11
Health Care Fund	58	42
Technology Fund	4	5

7.	Subsequent Event:

In November 2007, the Board of Trustees approved the closing and liquidation of Schwab Technology Fund (the “Fund”). Effective November 15, 2007, the Fund was closed to new investors, stopped selling shares, stopped accepting automatic investments and or exchanges into the Fund. The Fund will redeem all of its outstanding shares on or shortly after February 15, 2008 (the liquidation date), and distribute the proceeds to the Fund’s shareholders (subject to maintenance of appropriate reserves for liquidation and other expenses).

 93

 Schwab Active Equity Funds

Financial Notes (continued)

8.	Federal Income Taxes:
(All dollar amounts are x 1,000)

As of October 31, 2007, the components of distributable earnings on a tax-basis were as follows:

	Premier	Core	Dividend	Large-Cap	Small-Cap	Hedged
	Equity Fund	Equity Fund	Equity Fund	Growth Fund	Equity Fund	Equity Fund

Undistributed ordinary income	$2,367	$12,198	$1,711	$867	$—	$8,209
Undistributed long-term capital gains	98,351	4,680	7,001	—	33,589	—
Unrealized appreciation	315,578	387,684	379,642	87,381	93,500	194,643
Unrealized depreciation	(23,393)	(44,111)	(34,663)	(11,088)	(39,274)	(28,368)
Other unrealized appreciation/(depreciation)	—	—	—	—	—	(8,313)
Net unrealized appreciation/(depreciation)	$292,185	$343,573	$344,979	$76,293	$54,226	$157,962

	Financial
	Services	Health	Technology
	Fund	Care Fund	Fund

Undistributed ordinary income	$860	$2,267	$—
Undistributed long-term capital gains	139	4,852	—
Unrealized appreciation	14,194	160,687	13,755
Unrealized depreciation	(3,133)	(18,694)	(466)
Other unrealized appreciation/(depreciation)	—	—	—
Net unrealized appreciation/(depreciation)	$11,061	$141,993	$13,289

The primary difference between book-basis and tax-basis unrealized appreciation or unrealized depreciation of investments is the tax deferral of losses on wash sales.

94

 Schwab Active Equity Funds

Financial Notes (continued)

8.	Federal Income Taxes (continued): (All dollar amounts are x 1,000)

Capital loss carry forwards may be used to offset future realized capital gains for federal income tax purposes. As of October 31, 2007, the following funds had capital loss carry forwards available to offset net capital gains before the expiration dates:

	Premier	Core	Dividend	Large-Cap	Small-Cap	Hedged
Expire	Equity Fund	Equity Fund	Equity Fund	Growth Fund	Equity Fund	Equity Fund

2009	$—	$—	$—	$—	$—	$—
2010	—	—	—	—	—	—
2011	—	—	—	—	—	—
2012	—	—	—	—	—	—
2013	—	—	—	158	—
2014	—	—	—	2,674	—	22,535
2015	—	—	—	2,012	—	22,795
Total	—	—	—	4,844	—	45,330

	Financial
	Services	Health Care	Technology
Expire	Fund	Fund	Fund

2009	$—	$—	$7,299
2010	—	—	18,147
2011	—	—	6,697
2012	—	—	—
2013	—	—	—
2014	—	—	—
Total	—	—	$32,143

As of October 31, 2007, the capital losses carried from prior years were utilized to offset current year’s capital gains as follows:

	Premier
	Equity Fund	Technology Fund

Capital losses utilized	$571	$4,232

 95

 Schwab Active Equity Funds

Financial Notes (continued)

8.	Federal Income Taxes (continued): (All dollar amounts are x 1,000)

The tax-basis components of distributions paid during the current and prior fiscal years were:

	Premier	Core	Dividend	Large-Cap	Small-Cap	Hedged
	Equity Fund	Equity Fund	Equity Fund	Growth Fund	Equity Fund	Equity Fund

Current period distributions
Ordinary income	$2,003	$7,073	$32,649	$550	$—	$6,262
Long-term capital gains	—	21,463	30,177	—	3,610	—
Return of capital	—	—	—	—	—	—

Prior period distributions
Ordinary income	$3,776	$3,509	$21,310	$30	$1,708	$2,197
Long-term capital gains	—	—	13,306	—	6,515	7,073
Return of capital	—	—	—	—	—	—

	Financial
	Services	Health Care	Technology
	Fund	Fund	Fund

Current period distributions
Ordinary income	$799	$—	$—
Long-term capital gains	1,133	5,277	—
Return of capital	—	—	—

Prior period distributions
Ordinary income	$616	—	—
Long-term capital gains	1,228	—	—
Return of capital	—	—	—

Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to differing treatment for items such as non-U.S. currency gains and losses, short-term capital gains and losses; capital losses related to wash sales, unrealized appreciation of certain investments in non-U.S. securities; paydowns on fixed-income securities; and income on certain investments. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the fund for financial reporting purposes. The fund may also designate a portion of the amount paid to redeeming shareholders as a distribution for tax purposes.

96

 Schwab Active Equity Funds

Financial Notes (continued)

8.	Federal Income Taxes (continued): (All dollar amounts are x 1,000)

The permanent book and tax basis differences may result in reclassifications between capital account and other accounts as required. The adjustments will have no impact on net assets or the results of operations. As of October 31, 2007, the funds made the following reclassifications:

	Premier	Core	Dividend	Large-Cap	Small-Cap	Hedged
	Equity Fund	Equity Fund	Equity Fund	Growth Fund	Equity Fund	Equity Fund

Capital Shares	—	—	—	—	$(3,505)	—
Undistributed net investment income	—	—	—	—	3,505	—
Net realized capital gains and losses	—	—	—	—	—	—

	Financial
	Services	Health Care	Technology
	Fund	Fund	Fund

Capital Shares	—	—	$(263)
Undistributed net investment income	—	—	263
Net realized capital gains and losses	—	—	—

 97

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders of:
Schwab Premier Equity Fund
Schwab Core Equity Fund
Schwab Dividend Equity Fund
Schwab Large-Cap Growth Fund
Schwab Small-Cap Equity Fund
Schwab Hedged Equity Fund
Schwab Financial Services Fund
Schwab Health Care Fund
Schwab Technology Fund

In our opinion, the accompanying statements of assets and liabilities, including the portfolio holdings, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Schwab Premier Equity Fund, Schwab Core Equity Fund, Schwab Dividend Equity Fund, Schwab Large-Cap Growth Fund, Schwab Small-Cap Equity Fund, Schwab Hedged Equity Fund, Schwab Financial Services Fund, Schwab Health Care Fund, and Schwab Technology Fund (nine of the portfolios constituting Schwab Capital Trust, hereafter referred to as the ‘Funds‘) at October 31, 2007, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as ‘financial statements‘) are the responsibility of the Funds’ management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2007 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
San Francisco, California
December 13, 2007

98

Other Federal Tax Information (unaudited)
(All dollar amounts are x 1,000)

For corporate shareholders, the following percentage of the funds dividend distributions paid during the fiscal year ended October 31, 2007, qualify for the corporate dividends received deduction:

Percentage

Premier Equity Fund	100
Core Equity Fund	100
Dividend Equity Fund	100
Large-Cap Growth Fund	100
Small-Cap Equity Fund	—
Hedged Equity Fund	100
Health Care Fund	—
Financial Services Fund	100
Technology Fund	—

For the fiscal year ended October 31, 2007, the funds designate the following amounts of the dividend distributions as qualified dividends for the purpose of the maximum rate under section 1(h)(ii) of the Internal Revenue Code. Shareholders will be notified in January 2008 via IRS form 1099 of the amounts for use in preparing their 2007 income tax return.

Premier Equity Fund	$2,003
Core Equity Fund	7,073
Dividend Equity Fund	32,649
Large-Cap Growth Fund	550
Small-Cap Equity Fund	—
Hedged Equity Fund	6,262
Health Care Fund	—
Financial Services Fund	799
Technology Fund	—

 99

Investment Advisory Agreement Approval

The Investment Company Act of 1940 (the “1940 Act”) requires that initial approval of, as well as the continuation of, a fund’s investment advisory agreement must be specifically approved (1) by the vote of the trustees or by a vote of the shareholders of the fund, and (2) by the vote of a majority of the trustees who are not parties to the investment advisory agreement or “interested persons” of any party (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval. In connection with such approvals, the fund’s trustees must request and evaluate, and the investment adviser is required to furnish, such information as may be reasonably necessary to evaluate the terms of the advisory agreement. In addition, the Securities and Exchange Commission (the “SEC”) takes the position that, as part of their fiduciary duties with respect to fund fees, fund boards are required to evaluate the material factors applicable to a decision to approve an investment advisory agreement.

Consistent with these responsibilities, the Board of Trustees (the “Board” or the “Trustees”, as appropriate) calls and holds one or more meetings each year that are dedicated, in whole or in part, to considering whether to renew the investment advisory agreement between Schwab Capital Trust (the “Trust”) and CSIM (the “Agreement”) with respect to existing funds in the Trust, including the funds covered in this annual report, and to review certain other agreements pursuant to which CSIM provides investment advisory services to certain other registered investment companies. In preparation for the meeting(s), the Board requests and reviews a wide variety of materials provided by CSIM, including information about CSIM’s affiliates, personnel and operations. The Board also receives extensive data provided by third parties. This information is in addition to the detailed information about the funds that the Board reviews during the course of each year, including information that relates to fund operations and fund performance. The Independent Trustees receive advice from independent counsel to the Independent Trustees, including a memo regarding the responsibilities of trustees for the approval of investment advisory contracts. In addition, the Independent Trustees meet in executive session outside the presence of fund management and participate in question and answer sessions with representatives of CSIM.

The Board, including a majority of the Independent Trustees, considered information specifically relating to its consideration of the continuance of the Agreement at meetings held on May 2, 2007, and June 5, 2007, and approved the renewal of the Agreement for an additional one year term at the meeting held on June 5, 2007. The Board’s approval of the Agreement was based on consideration and evaluation of a variety of specific factors discussed at these meetings and at prior meetings, including:

1.	the nature, extent and quality of the services provided to the funds under the Agreement, including the resources of CSIM and its affiliates dedicated to the funds;

2.	each fund’s investment performance and how it compared to that of certain other comparable mutual funds;

3.	each fund’s expenses and how those expenses compared to those of certain other comparable mutual funds;

4.	the profitability of CSIM and its affiliates, including Charles Schwab & Co., Inc. (“Schwab”), with respect to each fund, including both direct and indirect benefits accruing to CSIM and its affiliates; and

5.	the extent to which economies of scale would be realized as the funds grow and whether fee levels in the Agreement reflect those economies of scale for the benefit of fund investors.

Nature, Extent and Quality of Services.  The Board considered the nature, extent and quality of the services provided by CSIM to the funds and the resources of CSIM and its affiliates dedicated to the funds. In this regard, the Trustees evaluated, among other things, CSIM’s personnel, experience, track record and compliance program. The information considered by the Trustees included specific information concerning changes in the nature, extent and quality of services provided by CSIM since the Trustees had last considered approval of the Agreement. The Trustees also considered investments in CSIM’s mutual fund infrastructure and the fact that Schwab’s wide range of products, services, and channel alternatives such as free advice, investment and research tools, Internet access, and an array of account features that benefit the funds and their shareholders. The Trustees also considered CSIM’s top three ranking in an independent survey regarding mutual fund client loyalty, Schwab’s excellent reputation as a full service brokerage firm and its overall financial condition. Finally, the Trustees considered that the vast majority of the funds’ shareholders are also brokerage clients of Schwab. Following such evaluation, the Board concluded, within the context of its full deliberations, that the nature, extent and quality of services provided by CSIM to the funds and the resources of CSIM and its affiliates dedicated to the funds supported renewal of the Agreement.

Fund Performance.  The Board considered fund performance in determining whether to renew the Agreement. Specifically, the Trustees considered each fund’s performance relative to a peer group and peer category of other mutual

100

funds and appropriate indices/benchmarks, in light of total return, yield, when applicable, and market trends. As part of this review, the Trustees considered the composition of the peer group and peer category, selection criteria and the reputation of the third party who prepared the peer group and peer category analysis. In evaluating the performance of each fund, the Trustees considered both risk and shareholder risk expectations for such fund and the appropriateness of the benchmark used to compare the performance of each fund. The Trustees further considered the level of fund performance in the context of its review of fund expenses and adviser profitability discussed below. Following such evaluation the Board concluded, within the context of its full deliberations, that the performance of the funds supported renewal of the Agreement.

Fund Expenses.  With respect to the funds’ expenses, the Trustees considered the rate of compensation called for by the Agreement, and each fund’s net operating expense ratio, in each case, in comparison to those of other comparable mutual funds, such peer groups and comparisons having been selected and calculated by an independent third party. The Trustees considered the effects of CSIM’s and Schwab’s historical practice of voluntarily waiving management and other fees to prevent total fund expenses from exceeding a specified cap. The Trustees also considered fees charged by CSIM to other mutual funds and to other types of accounts, such as wrap accounts, but, with respect to such other types of accounts, accorded less weight to such comparisons due to the different legal, regulatory, compliance and operating features of mutual funds as compared to these other types of accounts. Following such evaluation, the Board concluded, within the context of its full deliberations, that the expenses of the funds are reasonable and supported renewal of the Agreement.

Profitability.  With regard to profitability, the Trustees considered the compensation flowing to CSIM and its affiliates, directly or indirectly. In this connection, the Trustees reviewed management’s profitability analyses, together with certain commentary thereon from an independent accounting firm. The Trustees also considered any other benefits derived by CSIM from its relationship with the funds, such as whether, by virtue of its management of the funds, CSIM obtains investment information or other research resources that aid it in providing advisory services to other clients. The Trustees considered whether the varied levels of compensation and profitability under the Agreement and other service agreements were reasonable and justified in light of the quality of all services rendered to each fund by CSIM and its affiliates. The Board also considered information relating to changes to CSIM’s business operations and how these changes affected CSIM’s profitability under the Agreement. Based on this evaluation, the Board concluded, within the context of its full deliberations, that the profitability of CSIM is reasonable and supported renewal of the Agreement.

Economies of Scale.  The Trustees considered the existence of any economies of scale and whether those are passed along to a fund’s shareholders through a graduated investment advisory fee schedule or other means, including any fee waivers by CSIM and its affiliates. In this regard, and consistent with their consideration of fund expenses, the Trustees considered that CSIM and Schwab have previously committed resources to minimize the effects on shareholders of diseconomies of scale during periods when fund assets were relatively small through their contractual expense waivers. For example, such diseconomies of scale may particularly affect newer funds or funds with investment strategies that are from time to time out of favor, but shareholders may benefit from the continued availability of such funds at subsidized expense levels. The Trustees also considered existing contractual investment advisory fee schedules that include lower fees at higher graduated asset levels. The Board also considered certain existing commitments by CSIM and Schwab that are designed to pass along potential economies of scale to fund shareholders. Based on this evaluation the Board concluded, within the context of its full deliberations, that the funds obtain reasonable benefit from economies of scale.

In the course of their deliberations, the Trustees did not identify any particular information or factor that was all-important or controlling. Based on the Trustees’ deliberation and their evaluation of the information described above, the Board, including all of the Independent Trustees, unanimously approved the continuation of the Agreement and concluded that the compensation under the Agreement is fair and reasonable in light of such services and expenses and such other matters as the trustees have considered to be relevant in the exercise of their reasonable judgment.

 101

Trustees and Officers

The tables below give information as of October 31, 2007, about the trustees and officers for The Schwab Capital Trust, which includes the funds covered in this report. The “Fund Complex” includes the Charles Schwab Family of Funds, Schwab Capital Trust, Schwab Investments, Schwab Annuity Portfolios, and Laudus Trust. As of October 31, 2007, the Fund Complex included 70 funds.

The address for all trustees and officers is 101 Montgomery Street, San Francisco, CA 94104. You can find more information about the trustees and officers in the Statement of Additional Information, which is available free by calling 1-800-435-4000.

Independent Trustees
Name, Year of Birth,		Number of
and Position(s) with	Principal	Portfolios in
the trust; (Terms of	Occupations	Fund Complex
office, and length of	During the	Overseen by
Time Served1)	Past Five Years	the Trustee	Other Directorships

Mariann Byerwalter 1960 Trustee (Trustee of Schwab Capital Trust since 2000.)	Chairman of JDN Corporate Advisory LLC.	70	Board 1—Director, Redwood Trust, Inc. Board 2—Director, PMI Group, Inc.

Donald F. Dorward 1931 Trustee (Trustee of Schwab Capital Trust since 1989.)	Chief Executive Officer, Dorward & Associates (corporate management, marketing and communications consulting firm). From 1996-1999, Executive Vice President and Managing Director, Grey Advertising. Prior to 1996, President and Chief Executive Officer, Allen & Dorward Advertising.	60	None.

William A. Hasler 1941 Trustee (Trustee of Schwab Capital Trust since 2000.)	Dean Emeritus, Haas School of Business, University of California, Berkeley. Until February 2004, Co-Chief Executive Officer, Aphton Corp. (bio-pharmaceuticals).	70	Board 1—Director, Mission West Properties
Board 2—Director, TOUSA
Board 3—Director, Harris-Stratex Networks
Board 4—Director, Genitope Corp.
Board 5—Director & Non-Executive Chairman, Solectron Corp.
			Board 6—Director, Ditech Networks

Robert G. Holmes 1931 (Trustee of Schwab Capital Trust since 1989.)	Chairman, Chief Executive Officer and Director, Semloh Financial, Inc. (international financial services and investment advisory firm).	60	None.

Gerald B. Smith 1950 Trustee (Trustee of Schwab Capital Trust since 2000.)	Chairman, Chief Executive Officer and founder of Smith Graham & Co.(investment advisors).	60	Board 1—Board of Cooper Industries Board 2—Chairman of the Audit Committee of Oneok Partners LP

Donald R. Stephens 1938 Trustee (Trustee of Schwab Capital Trust since 1989.)	Managing Partner, D. R. Stephens & Company (investments).	60	None.

102

Independent Trustees continued
Name, Year of Birth,		Number of
and Position(s) with	Principal	Portfolios in
the trust; (Terms of	Occupations	Fund Complex
office, and length of	During the	Overseen by
Time Served1)	Past Five Years	the Trustee	Other Directorships

Michael W. Wilsey 1943 Trustee (Trustee of Schwab Capital Trust since 1989.)	Chairman, Chief Executive Officer, Wilsey Bennett, Inc. (real estate investment and management, and other investments).	60	None.

Interested Trustees
Name, Year of Birth,		Number of
and Position(s) with	Principal	Portfolios in
the trust; (Terms of	Occupations	Fund Complex
office, and length of	During the	Overseen by
Time Served )	Past Five Years	the Trustee	Other Directorships

Charles R. Schwab[2] 1937 Chairman and Trustee (Chairman and Trustee of Schwab Capital Trust since 1989.)	Chairman, Chief Executive Officer and Director, The Charles Schwab Corporation, Charles Schwab & Co., Inc.; Chairman and Director, Charles Investment Management, Inc., Charles Schwab Bank, N.A.; Chairman and Chief Executive Officer, Schwab (SIS) Holdings Inc. I, Schwab International Holdings, Inc.; Chief Executive Officer and Director, Schwab Holdings, Inc. Through June 2007, Director, U.S. Trust Company, N.A., U.S. Trust Company of New York. Until May 2003, Co-Chief Executive Officer, The Charles Schwab Corporation.	60	None

Randall W. Merk[2] 1954 Trustee (Trustee of Schwab Capital Trust since 2005.)	Executive Vice President and President, Investment Management Services, Charles Schwab & Co., Inc.; Executive Vice President, Charles Schwab & Co., Inc. (2002— present); President and Chief Executive Officer, Charles Schwab Investment Management, Inc. (2007-present); Director, Charles Schwab Asset Management (Ireland) Limited and Charles Schwab Worldwide Funds PLC. From September 2002 to July 2004, Chief Executive Officer and President, Charles Schwab Investment Management, Inc. and Executive Vice President, Charles Schwab & Co., Inc.	70	None.

 103

Officers of the Trust
Name, Year of Birth, and Position(s)
with the trust; (Terms of office, and
length of Time Served3)	Principal Occupations During the Past Five Years

Randall W. Merk 1954 President and Chief Executive Officer (Officer of Schwab Capital Trust since 2007.)	Executive Vice President and President, Investment Management Services, Charles Schwab & Co., Inc.; Executive Vice President, Charles Schwab & Co., Inc. (2002— present); President and Chief Executive Officer, Charles Schwab Investment Management, Inc. (2007-present); Director, Charles Schwab Asset Management (Ireland) Limited and Charles Schwab Worldwide Funds PLC. From September 2002 to July 2004, Chief Executive Officer and President, Charles Schwab Investment Management, Inc. and Executive Vice President, Charles Schwab & Co., Inc.

George Pereira 1964 Treasurer and Principal Financial Officer (Officer of Schwab Capital Trust since 2004.)	Senior Vice President and Chief Financial Officer, Charles Schwab Investment Management, Inc.; Chief Financial Officer, Laudus Trust and Laudus Variable Insurance Trust; Director, Charles Schwab Worldwide Fund, PLC and Charles Schwab Asset Management (Ireland) Limited. Through June 2007, Treasurer, Chief Financial Officer and Chief Accounting Officer, Excelsior Funds Inc., Excelsior Tax-Exempt Funds, Inc. and Excelsior Funds Trust; Chief Financial Officer, Mutual Fund Division, UST Advisors, Inc. From December 1999 to November 2004, Sr. Vice President, Financial Reporting, Charles Schwab & Co. Inc.

Kimon Daifotis 1959 Senior Vice President and Chief Investment Officer-Fixed Income (Officer of Schwab Capital Trust since 2004.)	Senior Vice President and Chief Investment Officer-Fixed Income, Charles Schwab Investment Management, Inc. Prior to 2004, Vice President and Sr. Portfolio Manager, Charles Schwab Investment Management, Inc.

Jeffrey Mortimer 1963 Senior Vice President and Chief Investment Officer-Equities (Officer of Schwab Capital Trust since 2004.)	Senior Vice President and Chief Investment Officer-Equities, Charles Schwab Investment Management, Inc.; Vice President and Chief Investment Officer, Laudus Trust and Laudus Variable Insurance Trust. Prior to 2004, Vice President and Sr. Portfolio Manager, Charles Schwab Investment Management, Inc.

Randall Fillmore 1960 Chief Compliance Officer and AML Officer (Officer of Schwab Capital Trust since 2002.)	Senior Vice President and Chief Compliance Officer, Charles Schwab Investment Management, Inc.; Senior Vice President, Charles Schwab & Co. Inc.; Chief Compliance Officer, Laudus Trust and Laudus Variable Insurance Trust. Through June 2007, Chief Compliance Officer, Excelsior Funds Inc., Excelsior Tax-Exempt Funds, Inc., and Excelsior Funds Trust. From 2002 to 2003, Vice President, Charles Schwab & Co., Inc. and Charles Schwab Investment Management, Inc.

Koji E. Felton 1959 Secretary and Chief Legal Officer (Officer of Schwab Capital Trust since 1998.)	Senior Vice President, Chief Counsel and Corporate Secretary, Charles Schwab Investment Management, Inc.; Senior Vice President and Deputy General Counsel, Charles Schwab & Co., Inc. Through June 2007, Chief Legal Officer, Excelsior Funds Inc., Excelsior Tax Exempt Funds, Inc. and Excelsior Funds Trust.

Catherine MacGregor 1964 Vice President (Officer of Schwab Capital Trust since 2005.)	Vice President, Charles Schwab & Co., Inc. and Charles Schwab Investment Management, Inc., Laudus Trust and Laudus Variable Insurance Trust; since 2006, Chief Counsel, Laudus Trust and Variable Insurance Trust. Until July 2005, Senior Associate, Paul Hastings Janofsky & Walker LLP.

Cathy Sabo 1964 Vice President (Officer of Schwab Capital Trust since 2005.)	Vice President-Compliance, Charles Schwab Investment Management, Inc., Laudus Trust and Laudus Variable Insurance Trust. Until 2004, Vice President, Client, Sales & Services Controls, Charles Schwab & Co., Inc.

104

Officers of the Trust continued
Name, Year of Birth, and Position(s)
with the trust; (Terms of office, and
length of Time Served3)	Principal Occupations During the Past Five Years

Michael Haydel 1970 Vice President (Officer of Schwab Capital Trust since 2006.)	Vice President, Asset Management Client Services, Charles Schwab & Co., Inc.; Vice President and AML Officer, Laudus Trust and Laudus Variable Insurance Trust. Until March 2004, Director Charles Schwab & Co., Inc.

[1]	Trustees remain in office until they resign, retire or are removed by shareholder vote. The Schwab Funds retirement policy requires that independent trustees elected after January 1, 2000 retire at age 72 or after 20 years of service as a trustee, whichever comes first. Independent trustees elected prior to January 1, 2000 will retire on the following schedule: Messrs. Holmes and Dorward will retire on December 31, 2007, and Messrs. Stephens and Wilsey will retire on December 31, 2010.

[2]	In addition to their employment with the investment advisor and the distributor, Messrs. Schwab and Merk also own stock of The Charles Schwab Corporation. Mr. Schwab and Mr. Merk are Interested Trustees because they are employees of Schwab and/or the advisor.

[3]	The President, Treasurer and Secretary hold office until their respective successors are chosen and qualified or until he or she sooner dies, resigns, is removed or becomes disqualified. Each other officer serves at the pleasure of the Board.

 105

Glossary

asset allocation The practice of dividing a portfolio among different asset classes, with each asset class assigned a particular percentage.

asset class A group of securities with similar structure and basic characteristics. Stocks, bonds and cash are the three main examples of asset classes.

beta A historical measure of an investment’s volatility relative to a market index (usually the S&P 500T). The index is defined as having a beta of 1.00. Investments with a beta higher than 1.00 have been more volatile than the index; those with a beta of less than 1.00 have been less volatile.

bond A security representing a loan from the investor to the issuer. A bond typically pays interest at a fixed rate (the “coupon rate”) until a specified date (the “maturity date”), at which time the issuer returns the money borrowed (“principal” or “face value”) to the bondholder. Because of their structure, bonds are sometimes called “fixed income securities” or “debt securities.”

An individual bond is subject to the credit risk of the issuer. Changes in interest rates can affect a bond’s market value prior to call or maturity. There is no guarantee that a bond’s yield to call or maturity will provide a positive return over the rate of inflation.

bond fund A bond fund is subject to the same credit, interest rate, and inflation risks as bonds. In addition, a bond fund incurs ongoing fees and expenses. A bond fund’s net asset value will fluctuate with the price of the underlying bonds and the portfolio turnover activity; return of principal is not guaranteed.

cap, capitalization See “market cap.”

capital gain, capital loss The difference between the amount paid for an investment and its value at a later time. If the investment has been sold, the capital gain or loss is considered a realized gain or loss. If the investment is still held, the gain or loss is still “on paper” and is considered unrealized.

earnings growth rate For a mutual fund, the average yearly rate at which the earnings of the companies in the fund’s portfolio have grown, measured over the past five years.

earnings per share (EPS) A company’s earnings, or net income, for the past 12 months, divided by the number of shares outstanding.

expense ratio The amount that is taken from a mutual fund’s assets each year to cover the fund’s operating expenses. An expense ratio of 0.50% means that a fund’s expenses amount to half of one percent of its average net assets a year.

market cap, market capitalization The value of a company as determined by the total value of all shares of its stock outstanding.

median market cap The midpoint of the range of market caps of the stocks held by a fund. There are different ways of calculating median market cap. With a simple median, half of the stocks in the fund’s portfolio would be larger than the median, and half would be smaller. With a weighted median (the type that is calculated for these funds), half of the fund’s assets are invested in stocks that are larger than the median market cap, and half in stocks that are smaller.

net asset value (NAV) The value of one share of a mutual fund. NAV is calculated by taking the fund’s total assets, subtracting liabilities, and dividing by the number of shares outstanding.

outstanding shares, shares outstanding When speaking of a company or mutual fund, indicates all shares currently held by investors.

price-to-book ratio (P/B) The market price of a company’s stock compared with its “book value.” A mutual fund’s P/B is the weighted average of the P/B of all stocks in the fund’s portfolio.

price-to-earnings ratio (P/E) The market price of a company’s stock compared with earnings over the past year. A mutual fund’s P/E is the weighted average of the P/E of all stocks in the fund’s portfolio.

return on equity (ROE) The average yearly rate of return for each dollar of investors’ money, measured over the past five years.

stock A share of ownership, or equity, in the issuing company.

total return The percentage that an investor would have earned or lost on an investment in the fund assuming dividends and distributions were reinvested.

weighted average For mutual funds, an average that gives the same weight to each security as the security represents in the fund’s portfolio.

yield The income paid out by an investment, expressed as a percentage of the investment’s market value.

106

Notes

Schwab Funds® offers you an extensive family of mutual funds, each one based on a clearly defined investment approach and using disciplined management strategies. The list at right shows all Schwab Funds.

Whether you are an experienced investor or just starting out, Schwab Funds can help you achieve your financial goals. An investor should consider a fund’s investment objectives, risks, charges and expenses carefully before investing or sending money. This and other important information can be found in the fund’s prospectus. Please call 1-800-435-4000 for a prospectus and brochure for any Schwab Fund. Please read the prospectus carefully before you invest. This report must be preceded or accompanied by a current prospectus.

Proxy Voting Policies, Procedures and Results

A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting Schwab’s website at www.schwab.com/schwabfunds, the SEC’s website at www.sec.gov, or by contacting Schwab Funds at 1-800-435-4000.

Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available, without charge, by visiting Schwab’s website at www.schwab.com/schwabfunds or the SEC’s website at http://www.sec.gov.

The Schwab Funds Family®

Stock Funds
Schwab Premier Equity Fundtm
Schwab Core Equity Fundtm
Schwab Dividend Equity Fundtm
Schwab Large-Cap Growth Fundtm
Schwab Small-Cap Equity Fundtm
Schwab Hedged Equity Fundtm
Schwab Financial Services Fundtm
Schwab Health Care Fundtm
Schwab Technology Fundtm
Schwab Fundamental US Large Company Index Fundtm
Schwab Fundamental US Small-Mid Company Index Fundtm
Schwab Fundamental International Large Company Index Fundtm
Schwab Global Real Estate Fundtm
Schwab Institutional Select® S&P 500 Fund
Schwab S&P 500 Index Fund
Schwab 1000 Index® Fund
Schwab Small-Cap Index Fund®
Schwab Total Stock Market Index Fund®
Schwab International Index Fund®

Asset Allocation Funds
Schwab Viewpoints Fundtm
Schwab MarketTrack All Equity Portfoliotm
Schwab MarketTrack Growth Portfoliotm
Schwab MarketTrack Balanced Portfoliotm
Schwab MarketTrack Conservative Portfoliotm
Schwab Target 2010 Fund
Schwab Target 2020 Fund
Schwab Target 2030 Fund
Schwab Target 2040 Fund
Schwab Retirement Income Fund

Bond Funds
Schwab YieldPlus Fund®
Schwab Short-Term Bond Market Fundtm
Schwab Total Bond Market Fundtm
Schwab GNMA Fundtm
Schwab Inflation Protected Fundtm
Schwab Tax-Free YieldPlus Fundtm
Schwab Tax-Free Bond Fundtm
Schwab California Tax-Free YieldPlus Fundtm
Schwab California Tax-Free Bond Fundtm

Schwab Money Funds
Schwab offers an array of money market funds that seek high current income consistent with safety and liquidity.1 Choose from taxable or tax-advantaged alternatives. Many can be linked to your eligible Schwab account to “sweep” cash balances automatically, subject to availability, when you’re between investments. Or, for your larger cash reserves, choose one of our Value Advantage Investments®.

[1]	Investments in money market funds are neither insured nor guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency and, although they seek to preserve the value of your investment at $1 per share, it is possible to lose money

Investment Adviser
Charles Schwab Investment Management, Inc.
101 Montgomery Street, San Francisco, CA 94104
Funds
Schwab Funds®
P.O. Box 3812, Englewood, CO 80155–3812
This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.
© 2006 Charles Schwab & Co., Inc. All rights reserved.
Member SIPC
Printed on recycled paper.
MFR26298-04

Annual report dated October 31, 2007 enclosed.

Schwab Equity Index Funds

Schwab S&P 500 Index Fund

Schwab Institutional Select®
S&P 500 Fund

Schwab 1000 Index® Fund

Schwab Small-Cap Index Fund®

Schwab Total Stock Market
Index Fund®

Schwab International
Index Fund®

You could have received this
document faster via email.

Save paper. Sign up for electronic delivery
at www.schwab.com/edelivery.

This wrapper is not part of the shareholder reports.

Coming Soon —
Schwab Fundamental Emerging Markets Index Fundtm
Schwab Fundamental International Small-Mid Company Index Fundtm

Schwab Funds® is expanding its innovative product line of Fundamental Index Funds to include two new funds – Schwab Fundamental Emerging Markets Index Fund and Schwab Fundamental International Small-Mid Company Index Fund.

These Funds are designed to leverage the groundbreaking research of Rob Arnott and his firm, Research Affiliates, to capture market performance in two key asset classes, emerging markets and international small/mid. The Funds will be passively managed and track the FTSE RAFI Indices that select and weight stocks based on four fundamental financial measures: sales, cash flows, book value and dividends.

Schwab Fundamental Index Funds provide access to an advanced indexing approach intended to offset the risks of cap-weighted indexes while offering the potential for higher investment returns and lower volatility.

Participate in the subscription offer:
Invest between January 11 and January 30, 2008 and take advantage of the $10 per share subscription price1. The Funds will commence operations on January 31, 2008.

Schwab Clients: Visit: www.schwab.com/fundamental Call: 877-796-6740	Institutional Advisors: Visit: www.schwabinstitutional.com Call: 877-824-5615

Schwab Fundamental Emerging Markets Index Fund
		Minimum	Expense
Share Class	Symbol*	Initial Investment	Ratio[2]

Investor	SFEMX	$100.84%

Select	SFESX	$50,000.69%

Institutional	SFENX	$500,000.60%

Schwab Fundamental International Small-Mid Company Index Fund
		Minimum	Expense
Share Class	Symbol*	Initial Investment	Ratio[2]

Investor	SFIVX	$100.79%

Select	SFSMX	$50,000.64%

Institutional	SFILX	$500,000.55%

Investors should consider carefully information contained in the prospectus including investment objectives, risks, charges and expenses. You can request a prospectus by calling Schwab at (877) 796-6740. Please read the prospectus carefully before investing. Investment value and return will fluctuate such that shares, when redeemed, may be worth more or less than original cost.

International investing involves special risks such as currency fluctuation and political instability. Investing in emerging markets may accentuate these risks.

Historically, small-cap stocks have been more volatile than the stocks of larger, more-established companies.

[1]	Subscription orders must be received in good form by 4 p.m. EDT on January 30, 2008. Orders received after that time will be invested at the next determined net asset value (NAV) after receipt and acceptance of the order by Schwab. Sufficient assets must be in your account by 9 a.m. EDT on January 30, 2008. If you do not have sufficient assets to meet the minimum initial investment requirement for the fund you have selected, your order will be canceled. You may reinstate your order by bringing a check to your local Schwab branch by 4 p.m. EDT on January 30, 2008. Share prices will fluctuate once operations commence on January 31, 2008.
[2]	Net OER guaranteed through February 27, 2009 (excluding interest, taxes and certain non-routine expenses).

Schwab Funds is the exclusive FTSE RAFI Index Series provider of non-exchange traded passively managed equity mutual funds. The Fundamental Index, Fundamentals Weighted and RAFI trade names and patent-pending concept are the exclusive property of Research Affiliates, LLC and are used by Charles Schwab Investment Management under license through FTSE. FTSE, Rob Arnott and Research Affiliates, LLC are not affiliated with Charles Schwab & Co., Inc. and its affiliates, parents and subsidiaries.

*These symbols are for trading at Schwab and have not received final approval from NASDAQ.

©2007 Charles Schwab & Co., Inc. All rights reserved. Member SIPC. (1207-8826)

Schwab Equity Index Funds

Annual Report
October 31, 2007

Schwab S&P 500 Index Fund

Schwab Institutional Select®
S&P 500 Fund

Schwab 1000 Index® Fund

Schwab Small-Cap Index Fund®

Schwab Total Stock Market
Index Fund®

Schwab International
Index Fund®

Six cost-efficient ways to tap into the power of
the stock market for long-term growth potential.

Select Shares® are available on many Schwab Funds®

Schwab Funds offers Select Shares, a share class that carries lower expenses than Investor Sharestm in exchange for higher investment minimums on many of its funds. Select Shares are available for initial purchases of $50,000 or more of a single fund in a single account and for shareholders who add to their existing Investor Share position, bringing the value to or above $50,000. We encourage shareholders of Investor Shares to review their portfolio to see if they are eligible to exchange into Select Shares. If you believe you are eligible, you should contact Schwab or your financial intermediary to request a tax-free interclass exchange into Select Shares. Instructions for performing a tax-free interclass exchange can also be referenced on the Schwab Funds website at www.schwab.com/schwabfunds under Schwab Funds Investor Information. Select Shares may not be available through financial intermediaries other than Charles Schwab & Co., Inc.

Fund investment adviser: Charles Schwab Investment Management, Inc. (CSIM).
Distributor and transfer agent: Charles Schwab & Co., Inc. (Schwab).

The industry/sector classification of the funds’ portfolio holdings uses the Global Industry Classification Standard (GICS) which was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor’s. GICS is a service mark of MSCI and S&P and has been licensed for use by Charles Schwab & Co., Inc.

Performance at a Glance

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwab.com/schwabfunds.

Total Return for
the Report Period

Schwab S&P 500 Index Fund

Investor Shares (Ticker Symbol: SWPIX)	14.29%
Select Shares® (Ticker Symbol: SWPPX)	14.50%
e.Shares (Ticker Symbol: SWPEX)[1]	14.49%
Benchmark: S&P 500® Index	14.56%

Performance Details	pages 6-7

Schwab Institutional Select® S&P 500 Fund
(Ticker Symbol: ISLCX)	14.43%

Benchmark: S&P 500® Index	14.56%

Performance Details	pages 8-9

Schwab 1000 Index® Fund

Investor Shares (Ticker Symbol: SNXFX)	14.81%
Select Shares® (Ticker Symbol: SNXSX)	14.98%
Benchmark: Schwab 1000 Index®	15.36%

Performance Details	pages 10-11

Schwab Small-Cap Index Fund®

Investor Shares (Ticker Symbol: SWSMX)	11.16%
Select Shares® (Ticker Symbol: SWSSX)	11.35%
Benchmark: Schwab Small-Cap Index®	11.73%

Performance Details	pages 12-13

Schwab Total Stock Market Index Fund®

Investor Shares (Ticker Symbol: SWTIX)	14.44%
Select Shares® (Ticker Symbol: SWTSX)	14.62%
Benchmark: Dow Jones Wilshire 5000 Composite IndexSM	15.28%

Performance Details	pages 14-15

Schwab International Index Fund®

Investor Shares (Ticker Symbol: SWINX)	26.26%
Select Shares® (Ticker Symbol: SWISX)	26.50%
Benchmark: Schwab International Index®	26.44%

Performance Details	pages 16-17

Minimum Initial Investment[2]

Investor Shares	$ 100
Select Shares®	$ 50,000
e.Shares ($500 for retirement, education and custodial accounts)	$ 1,000
Institutional Select S&P 500 Fund	$ 75,000

All fund and index figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized.

Fund expenses may have been partially absorbed by CSIM and Schwab. Without these reductions, the fund’s returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

[1]	One year return presented in the table differs from the return in the Financial Highlights. This is a result of the calculation of the Financial Highlights return adhering to GAAP presentation.

[2]	Please see prospectus for further detail and eligibility requirements.

Schwab Equity Index Funds 1

From the Chairman

Charles Schwab
Chairman

Dear Shareholder,

I have been a fan of mutual funds throughout my long investing career. I say this because I firmly believe they are a cost-effective and convenient way for investors to achieve a diversified portfolio. And, as we face increasing uncertainty in global markets, diversification is as important now as it has ever been.

Research has indicated that spreading your money across, and equally important, within, different asset classes, such as stocks, bonds, and cash equivalents, can be the most important factor in determining overall portfolio performance. By maintaining diversification, your portfolio can be better positioned to help you weather the market ups and downs.

With a broad range of investment strategies and styles, Schwab Funds® provides an uncomplicated, effective way to build a well diversified portfolio. You can choose from an array of funds across a range of investment objectives and styles. If you prefer a single investment solution, we offer asset allocation funds based on either risk tolerance or time horizon.

Here at Schwab, our goal is to help you reach your financial goals. With quality funds and services, backed by the guidance and support you need—whatever type of investor you are—we can help you be financially fit today and in the future.

Thank you for investing with us.

Sincerely,

2 Schwab Equity Index Funds

From the President

Randall W. Merk is President and CEO of Charles Schwab Investment Management, Inc. and the funds covered in this report. He joined the firm in 2002 and has held a variety of executive positions at Schwab.

Dear Shareholder,

In returning to my role as President and CEO of Charles Schwab Investment Management, I would like to thank you for investing in Schwab Funds® and share my thoughts with you on the current market environment.

The reemergence of volatility during this past year has shaken financial markets, both domestically and globally. Subprime mortgage market issues have caused a chain reaction throughout equity and credit markets, and investors are undoubtedly concerned about their financial outlook in the near future. As riskier securities came under pressure during this past August’s market correction, investors fled to “safer haven” investments, such as U.S. Treasuries.

Attempting to time the market in this way can be both a frustrating and risky experience. We have always believed your best protection against swings in market volatility is to maintain a well-diversified investment portfolio that is built to provide long-term performance.

Thank you for entrusting us with your investments. I speak for all of us at Schwab when I say our goal is to give you the financial products, guidance, and personal relationship you need to be financially fit.

Sincerely,

Schwab Equity Index Funds 3

The Investment Environment

Jeffrey Mortimer, CFA, a senior vice president and chief investment officer, equities, has overall responsibility for the management of the funds.

During the past year, the global economy benefited from positive earnings growth, an ample supply of liquidity, and reasonably low volatility. Investors became increasingly bullish, and firms financed a record level of private equity buyouts, acquisitions, and stock buybacks. However, the housing market correction, and more recently, turmoil in the subprime mortgage market, has had a ripple effect throughout the U.S. and global economy. Several key issues continued to resonate with investors, including the deterioration of the housing market, the lagged effects of monetary policy, tightening of lending standards, and rising energy prices.

The U.S. economy grew at a sub-par pace during the early part of the report period, consistent with the Federal Reserve’s (the Fed’s) engineered soft landing. Throughout its statements, the Fed noted that the economy would grow at a more moderate rate as a result of prior rate increases, lagged effects of higher energy prices, and a cooling housing market. As any rate below 3% is generally considered to be sub-par, the economy appeared to be on a trend of underperformance. However, Gross Domestic Product (GDP) in the second and third quarter of 2007 surprised on the upside; 3.8% and an advanced 3.9%, respectively. Though consumer spending weighed heavily in recent improved GDP readings, tightening credit conditions and continued deterioration in the U.S. housing market remained imminent threats to household equity, a meaningful underpinning of consumer spending.

The housing market remained a significant headwind for U.S. economic growth during the report period. New- and existing-home sales trended downward, and inventories reached an alarming 10.5-month supply (existing homes) by September 2007. Initial concerns that troubles in the housing market would spill over to the rest of the economy became more pronounced, as declining housing starts and home sales caused builders and mortgage lenders to layoff thousands of employees. Delinquency rates on subprime mortgages and foreclosures on residential homes continued on an upward trend as well, further pushing back a recovery in an already weakened market.

The recent tightening of lending standards had a detrimental effect on economic growth as well. Though subprime mortgages were able to find their way into securitized structures via relaxed access to credit and ample liquidity, the increased frequency of defaults by subprime borrowers stressed securities holding these mortgages, leading to wider spreads and higher risk. Evidence that subprime issues had emerged became more pronounced after February’s spike in volatility, which only compounded throughout the report period. Liquidity in the market for these riskier securities essentially dried up after this recent summer’s market

 Asset Class Performance Comparison % returns during the report period

This graph compares the performance of various asset classes during the report period. Final performance figures for the period are in the key below.

14.56%	S&P 500® Index: measures U.S. large-cap stocks

9.27%	Russell 2000® Index: measures U.S. small-cap stocks

24.91%	MSCI-EAFE® Index: measures (in U.S. dollars) large-cap stocks in Europe, Australasia and the Far East

5.38%	Lehman Brothers U.S. Aggregate Bond Index: measures the U.S. bond market

These figures assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and you cannot invest in them directly. Remember that past performance is not an indication of future results.

Data source: Charles Schwab & Co., Inc.

4 Schwab Equity Index Funds

The Investment Environment continued

correction, putting financial institutions laden with subprime debt into financial turmoil. While the Fed helped improve liquidity issues at first by pumping money into the banking system and using the discount rate to reduce rates, many lenders reduced or cancelled altogether certain subprime lending programs.

Market volatility also had a significant impact on quantitative strategies in July and August of 2007. In a recent report by Lehman Brothers, it is believed that several large multi-strategy managers experienced significant losses in their fixed income portfolios. In order to raise cash to cover potential redemptions, and hesitant to price their now lower-valued portfolios, money managers sold their most liquid holdings in the U.S. equity market. As trades came into the market, the adverse effect that followed was that long positions declined and short positions rallied. The end result was that billions of dollars were turned over during this “quant squeeze,” leading to wider spreads and volatility in market prices.

The timing of recent turmoil in the financial markets partially stems from the fact that monetary policy typically acts with a lagged effect on the broader economy. While generally accepted that the effects of Fed rate hikes have a lag of between three and 18 months, it’s also believed that most of the effects can be seen around the twelfth month. Working back from February 2007’s correction in global markets, the Fed funds target rate was 4.25%, yet the Fed didn’t stop raising rates until June 2006, when it finally reached 5.25%. The 12-month lag, therefore, would indicate that subsequent rate hikes were finally hitting the market, as we saw during the recent summer months.

The Fed held its target for the Fed funds rate for most of the period at 5.25%. However, as conditions in the market progressively worsened, the Fed cut twice, bringing the target rate down to 4.50% by the end of the report period. Although it noted recent economic growth was solid and conditions in financial markets were markedly improved, it also expressed its concern that conditions in the housing market could hinder the economic expansion in the near term.

Against this backdrop of economic data, the market priced in future Fed rate cuts. The housing market showed little to no sign that a bottom is anywhere in the near future, labor markets faced continued downward pressures, and energy prices remained elevated. Oil reached all time highs over the year, closing out just above $96 a barrel as of the end of the report period. While the tax-like effect of higher energy prices, declining equity values in residential real estate, and the lag effect of monetary policy remained significant headwinds for the U.S. economy, the Fed’s recent response to a volatile market eased investor concern toward the end of the period.

Nothing in this report represents a recommendation of a security by the investment adviser.

Manager views and portfolio holdings may have changed since the report date.

Schwab Equity Index Funds 5

Schwab S&P 500 Index Fund

Larry Mano, managing director and portfolio manager, is responsible for the day-to-day co-management of the fund.

The Schwab S&P 500 Index Fund Investor Shares returned 14.29% for the report period, tracking its benchmark, the S&P 500 Index, which was up 14.56%. Unlike the fund, the index does not include operational and transaction costs. The S&P 500 Index includes the stocks of 500 leading U.S. publicly traded companies from a broad range of industries and is market-capitalization weighted. Therefore, its returns are most heavily influenced by the largest names in the index. From an industry group perspective, Energy, Tech Hardware and Equipment, and Materials were among the top performers during the period. Better performing stocks included Exxon Mobil Corp., Apple, Inc., and Microsoft Corp. Among the industry groups that weighed down returns were Banks, Consumer Durables, and Retailing. Positions in Citigroup, Inc., Merrill Lynch & Co., Inc., and Amgen, Inc., detracted from returns.

As of 10/31/07:
 Style Assessment1

 Statistics

Number of Holdings	502
Weighted Average
Market Cap

($ x 1,000,000)	$112,302

Price/Earnings Ratio (P/E)	18.0

Price/Book Ratio (P/B)	3.0

Portfolio Turnover Rate	2%

 Sector Weightings % of Investments

Financials	18.9%

Information Technology	17.1%

Health Care	11.9%

Energy	11.5%

Industrials	11.5%

Consumer Staples	9.7%

Consumer Discretionary	9.0%

Telecommunication Services	3.7%

Utilities	3.3%

Materials	3.3%

Other	0.1%

Total	100.0%

 Top Holdings % of Net Assets2

Exxon Mobil Corp.	3.8%

General Electric Co.	3.1%

Microsoft Corp.	2.3%

AT&T, Inc.	1.9%

The Procter & Gamble Co.	1.6%

Bank of America Corp.	1.6%

Citigroup, Inc.	1.5%

Cisco Systems, Inc.	1.5%

Chevron Corp.	1.5%

Johnson & Johnson	1.4%

Total	20.2%

Manager views and portfolio holdings may have changed since the report date.

Source of Sector Classification: S&P and MSCI.

Standard & Poor’s®, S&P®, S&P 500®, Standard & Poor’s 500® and 500® are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by the fund. The fund is not sponsored, endorsed, sold or promoted by Standard & Poor’s, and Standard & Poor’s makes no representation regarding the advisability of investing in the fund.

[1]	Source: Morningstar, Inc. This style assessment is the result of evaluating the fund based on a ten-factor model for value and growth characteristics. The fund’s market capitalization placement is determined by the geometric mean of its holdings’ market capitalizations. The assessment reflects the fund’s portfolio as of 10/31/07, which may have changed since then, and is not a precise indication of risk or performance—past, present, or future.

[2]	This list is not a recommendation of any security by the investment adviser.

6 Schwab Equity Index Funds

 Schwab S&P 500 Index Fund

Performance Summary as of 10/31/07

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwab.com/schwabfunds.

Performance of a Hypothetical
$10,000 Investment in Investor Shares1

Performance of a Hypothetical
$50,000 Investment in Select Shares1

Performance of a Hypothetical
$10,000 Investment in e.Shares1

 Pre-Tax Average Annual Total Returns1,2

Fund Class and Inception Date	1 Year	5 Years	10 Years

Investor Shares (5/1/96)	14.29%	13.55%	6.77%
Select Shares (5/19/97)	14.50%	13.76%	6.95%
e.Shares (5/1/96)	14.49%	13.69%	6.87%
Benchmark: S&P 500® Index	14.56%	13.87%	7.10%
Fund Category: Morningstar Large-Cap Blend	15.22%	13.63%	6.87%

Fund Expense Ratios3: Investor Shares: 0.36% / Select Shares4: Net 0.19%; Gross 0.21% / e.Shares: 0.21%

 Average Annual Total Returns After Tax1,2

Fund Class and Inception Date	1 Year	5 Years	10 Years

Investor Shares (5/1/96)
Pre-Liquidation (still own shares)	14.03%	13.02%	6.33%
Post-Liquidation (shares were sold)	9.58%	11.55%	5.67%
Select Shares® (5/19/97)
Pre-Liquidation (still own shares)	14.22%	13.25%	6.50%
Post-Liquidation (shares were sold)	9.75%	11.78%	5.84%
e.Shares® (5/1/96)
Pre-Liquidation (still own shares)	14.21%	13.21%	6.43%
Post-Liquidation (shares were sold)	9.74%	11.74%	5.77%
Fund Category: Morningstar Large-Cap Blend
Pre-Liquidation (still own shares)	12.36%	12.78%	5.65%
Post-Liquidation (shares were sold)	9.17%	11.46%	5.36%

All figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized.

[1]	Fund expenses may have been partially absorbed by CSIM and Schwab. Without these reductions, the fund’s returns would have been lower.
[2]	The pre-tax total return and the graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. After-tax returns are calculated using the highest historical individual federal marginal income tax rates in effect as of 10/31/07 and do not reflect the impact of state and local taxes or the alternative minimum tax. Actual returns depend on an investor’s situation and may differ from those shown. After-tax returns may not be relevant to investors who hold their fund shares through tax-deferred arrangements. Pre-liquidation after-tax returns reflect the tax effects of purchases and sales of securities within the fund portfolios and assume investors continue to hold fund shares at the end of the measurement periods. Post-liquidation figures assume investors sold fund shares at the end of the measurement periods and reflect both the effects of taxable distributions and any taxable gains or losses realized upon the sale of shares. Source for category information: Morningstar, Inc. Some funds in this category may not use tax-efficient strategies, including this fund.
[3]	As of 2/28/07 (amended on 7/02/07) as stated in the prospectus.
[4]	Net Expense: Expenses reduced by a contractual fee waiver in effect through at least 2/27/08. Gross Expense: Does not reflect the effect of contractual fee waivers.

Schwab Equity Index Funds 7

Schwab Institutional Select® S&P 500 Fund

Larry Mano, managing director and portfolio manager, is responsible for the day-to-day co-management of the fund.

Schwab Institutional Select S&P 500 Fund returned 14.43%, tracking its benchmark, the S&P 500 Index, which was up 14.56% for the report period. Unlike the fund, the index does not include operational and transaction costs. The S&P 500 Index includes the stocks of 500 leading U.S. publicly traded companies from a broad range of industries and is market-capitalization weighted. Therefore, its returns are most heavily influenced by the largest names in the index. For the report period, all sectors experienced positive returns, which benefited the fund. Among the industry groups that appreciated the most were Energy, Information Technology, and Materials. Better performing stocks included such names as Exxon Mobil Corp., General Electric Co., and Apple, Inc. Industry groups that appreciated the least included Retailing, Banks, and Consumer Durables and Apparel. On the downside, stocks that detracted from returns included such names as Citigroup Inc., Bank of America Corp., and Comcast Corp.

As of 10/31/07:
 Style Assessment1

 Statistics

Number of Holdings	503
Weighted Average
Market Cap

($ x 1,000,000)	$111,914

Price/Earnings Ratio (P/E)	18.1

Price/Book Ratio (P/B)	3.0

Portfolio Turnover Rate	1%

 Sector Weightings % of Investments

Financials	18.7%

Information Technology	17.0%

Health Care	11.7%

Energy	11.6%

Industrials	11.3%

Consumer Staples	9.4%

Consumer Discretionary	9.0%

Telecommunication Services	3.6%

Utilities	3.3%

Materials	3.3%

Other	1.1%

Total	100.0%

 Top Holdings % of Net Assets2

Exxon Mobil Corp.	3.8%

General Electric Co.	3.0%

Microsoft Corp.	2.3%

AT&T, Inc.	1.9%

The Procter & Gamble Co.	1.6%

Bank of America Corp.	1.6%

Citigroup, Inc.	1.5%

Cisco Systems, Inc.	1.4%

Chevron Corp.	1.4%

Johnson & Johnson	1.4%

Total	19.9%

Manager views and portfolio holdings may have changed since the report date.

Source of Sector Classification: S&P and MSCI.

Standard & Poor’s®, S&P®, S&P 500®, Standard & Poor’s 500® and 500® are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by the fund. The fund is not sponsored, endorsed, sold or promoted by Standard & Poor’s, and Standard & Poor’s makes no representation regarding the advisability of investing in the fund.

[1]	Source: Morningstar, Inc. This style assessment is the result of evaluating the fund based on a ten-factor model for value and growth characteristics. The fund’s market capitalization placement is determined by the geometric mean of its holdings’ market capitalizations. The assessment reflects the fund’s portfolio as of 10/31/07, which may have changed since then, and is not a precise indication of risk or performance—past, present, or future.

[2]	This list is not a recommendation of any security by the investment adviser.

8 Schwab Equity Index Funds

 Schwab Institutional Select® S&P 500 Fund

Performance Summary as of 10/31/07

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwab.com/schwabfunds.

Performance of a Hypothetical
$75,000 Investment1

 Pre-Tax Average Annual Total Returns1,2

Fund and Inception Date	1 Year	5 Years	Since Inception

Fund: Schwab Institutional Select® S&P 500 Fund (2/1/99)	14.43%	13.80%	3.76%
Benchmark: S&P 500® Index	14.56%	13.87%	3.86%
Fund Category: Morningstar Large-Cap Blend	15.22%	13.63%	4.60%

Fund Expense Ratios3: Net 0.10%; Gross 0.23%

 Average Annual Total Returns After Tax1,2

	1 Year	5 Years	Since Inception

Fund: Schwab Institutional Select® S&P 500 Fund (2/1/99)
Pre-Liquidation (still own shares)	14.14%	13.31%	3.35%
Post-Liquidation (shares were sold)	9.64%	11.82%	2.99%
Fund Category: Morningstar Large-Cap Blend
Pre-Liquidation (still own shares)	12.36%	12.78%	n/a
Post-Liquidation (shares were sold)	9.17%	11.46%	n/a

All figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized.

[1]	Fund expenses may have been partially absorbed by CSIM and Schwab. Without these reductions, the fund’s returns would have been lower.
[2]	The pre-tax total return and the graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. After-tax returns are calculated using the highest historical individual federal marginal income tax rates in effect as of 10/31/07 and do not reflect the impact of state and local taxes or the alternative minimum tax. Actual returns depend on an investor’s situation and may differ from those shown. After-tax returns may not be relevant to investors who hold their fund shares through tax-deferred arrangements. Pre-liquidation after-tax returns reflect the tax effects of purchases and sales of securities within the fund portfolios and assume investors continue to hold fund shares at the end of the measurement periods. Post-liquidation figures assume investors sold fund shares at the end of the measurement periods and reflect both the effects of taxable distributions and any taxable gains or losses realized upon the sale of shares. Source for category information: Morningstar, Inc. Some funds in this category may not use tax-efficient strategies, including this fund.
[3]	As of 2/28/07 (amended on 7/02/07) as stated in the prospectus. Net Expense: Expenses reduced by a contractual fee waiver in effect through at least 2/27/08. Gross Expense: Does not reflect the effect of contractual fee waivers.

Schwab Equity Index Funds 9

Schwab 1000 Index® Fund

Larry Mano, managing director and portfolio manager, is responsible for the day-to-day co-management of the fund.

The Schwab 1000 Index Fund Investor Shares returned 14.81% for the report period, tracking its benchmark, the Schwab 1000 Index, which returned 15.36%. Unlike the fund, the index does not include operational and transaction costs. The Schwab 1000 Index is comprised of the stocks of the largest 1,000 publicly traded companies in the United States. The Schwab 1000 Index is market-capitalization weighted, and therefore, its returns are most heavily influenced by the largest names in the index. With the exception of Financials, all sectors experienced positive returns, which benefited the fund. From an industry group perspective, Materials, Energy, and Tech Hardware and Equipment were among the top performers. Better performing stocks for the period included Exxon Mobil Corp., Apple, Inc., and General Electric Co. Industry groups that appreciated the least were Banks, Retailing, and Real Estate. On the downside, positions in Citigroup, Inc., Amgen, Inc., and Merrill Lynch & Co., Inc. detracted from returns.

As of 10/31/07:
 Style Assessment1

 Statistics

Number of Holdings	970
Weighted Average
Market Cap

($ x 1,000,000)	$99,362

Price/Earnings Ratio (P/E)	18.4

Price/Book Ratio (P/B)	2.9

Portfolio Turnover Rate	6%

 Sector Weightings % of Investments

Financials	19.6%

Information Technology	16.5%

Industrials	11.6%

Health Care	11.5%

Energy	11.4%

Consumer Discretionary	9.6%

Consumer Staples	8.6%

Materials	3.8%

Utilities	3.6%

Telecommunication Services	3.6%

Other	0.2%

Total	100.0%

 Top Holdings % of Net Assets2

Exxon Mobil Corp.	3.3%

General Electric Co.	2.7%

Microsoft Corp.	2.0%

AT&T Corp.	1.7%

The Procter & Gamble Co.	1.4%

Bank of America Corp.	1.4%

Citigroup, Inc.	1.3%

Cisco Systems, Inc.	1.3%

ChevronTexaco Corp.	1.3%

Johnson & Johnson	1.2%

Total	17.6%

Manager views and portfolio holdings may have changed since the report date.

Source of Sector Classification: S&P and MSCI.

[1]	Source: Morningstar, Inc. This style assessment is the result of evaluating the fund based on a ten-factor model for value and growth characteristics. The fund’s market capitalization placement is determined by the geometric mean of its holdings’ market capitalizations. The assessment reflects the fund’s portfolio as of 10/31/07, which may have changed since then, and is not a precise indication of risk or performance—past, present, or future.

[2]	This list is not a recommendation of any security by the investment adviser.

10 Schwab Equity Index Funds

 Schwab 1000 Index® Fund

Performance Summary as of 10/31/07

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwab.com/schwabfunds.

Performance of a Hypothetical
$10,000 Investment in Investor Shares1

Performance of a Hypothetical
$50,000 Investment in Select Shares1

 Pre-Tax Average Annual Total Returns1,2

Fund Class and Inception Date	1 Year	5 Years	10 Years

Investor Shares (4/2/91)	14.81%	14.07%	7.23%
Select Shares (5/19/97)	14.98%	14.24%	7.38%
Benchmark: Schwab 1000 Index®	15.36%	14.50%	7.59%
Fund Category: Morningstar Large-Cap Blend	15.22%	13.63%	6.87%

Fund Expense Ratios3: Investor Shares: 0.49% / Select Shares: 0.34%

 Average Annual Total Returns After Tax1,2

Fund Class and Inception Date	1 Year	5 Years	10 Years

Investor Shares (4/2/91)
Pre-Liquidation (still own shares)	14.60%	13.68%	6.88%
Post-Liquidation (shares were sold)	9.87%	12.13%	6.15%
Select Shares® (5/19/97)
Pre-Liquidation (still own shares)	14.74%	13.80%	6.98%
Post-Liquidation (shares were sold)	10.01%	12.25%	6.25%
Fund Category: Morningstar Large-Cap Blend
Pre-Liquidation (still own shares)	12.36%	12.78%	5.65%
Post-Liquidation (shares were sold)	9.17%	11.46%	5.36%

All figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized.

[1]	Fund expenses may have been partially absorbed by CSIM and Schwab. Without these reductions, the fund’s returns would have been lower.
[2]	The pre-tax total return and the graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. After-tax returns are calculated using the highest historical individual federal marginal income tax rates in effect as of 10/31/07 and do not reflect the impact of state and local taxes or the alternative minimum tax. Actual returns depend on an investor’s situation and may differ from those shown. After-tax returns may not be relevant to investors who hold their fund shares through tax-deferred arrangements. Pre-liquidation after-tax returns reflect the tax effects of purchases and sales of securities within the fund portfolios and assume investors continue to hold fund shares at the end of the measurement periods. Post-liquidation figures assume investors sold fund shares at the end of the measurement periods and reflect both the effects of taxable distributions and any taxable gains or losses realized upon the sale of shares. Source for category information: Morningstar, Inc. Some funds in this category may not use tax-efficient strategies.
[3]	As of 2/28/07 (amended on 7/02/07) as stated in the prospectus.

Schwab Equity Index Funds 11

Schwab Small-Cap Index Fund®

Larry Mano, managing director and portfolio manager, is responsible for the day-to-day co-management of the fund.

The Schwab Small-Cap Index Fund Investor Shares returned 11.16% for the report period, tracking its benchmark, the Schwab Small-Cap Index, which returned 11.73%. The Schwab Small-Cap Index is comprised of the stocks of the second-largest 1,000 publicly traded companies in the United States. The index is market-capitalization weighted, and therefore, its returns are most heavily influenced by the largest names in the index. Unlike the fund, the index does not include operational and transaction costs. With the exception of Financials, all sectors experienced positive returns, which benefited the fund. From an industry group perspective, Materials, Food Beverage and Tobacco, and Capital Goods were among the top performers. Stocks that performed well for the period included Crocs, Inc., Hansen Natural Corp., and CF Industries Holdings, Inc. Industry groups that appreciated the least during the period were Banks, Retailing, and Real Estate. Stocks that detracted from returns included such names as Coldwater Creek, Inc., American Home Mortgage Investment Corp., and RAIT Financial Trust.

As of 10/31/07:
 Style Assessment1

 Statistics

Number of Holdings	983
Weighted Average
Market Cap

($ x 1,000,000)	$1,868

Price/Earnings Ratio (P/E)	29.4

Price/Book Ratio (P/B)	2.4

Portfolio Turnover Rate	31%

 Sector Weightings % of Investments

Financials	18.2%

Information Technology	16.6%

Industrials	16.0%

Consumer Discretionary	15.5%

Health Care	11.9%

Energy	8.1%

Materials	4.9%

Consumer Staples	3.2%

Utilities	3.2%

Telecommunication Services	1.5%

Others	0.9%

Total	100.0%

 Top Holdings % of Net Assets 2

KBR, Inc.	0.7%

Crocs, Inc.	0.5%

First Solar, Inc.	0.4%

CF Industries Holdings, Inc.	0.4%
Chipotle Mexican Grill, Inc.,

Class A	0.4%

Hansen Natural Corp.	0.4%

Hewitt Associates, Inc. Class A	0.3%

Terra Industries, Inc.	0.3%

DeVry, Inc.	0.3%

Dresser-Rand Group, Inc.	0.3%

Total	4.0%

Manager views and portfolio holdings may have changed since the report date.

Source of Sector Classification: S&P and MSCI.

Small-company stocks are subject to greater volatility than other asset classes.

[1]	Source: Morningstar, Inc. This style assessment is the result of evaluating the fund based on a ten-factor model for value and growth characteristics. The fund’s market capitalization placement is determined by the geometric mean of its holdings’ market capitalizations. The assessment reflects the fund’s portfolio as of 10/31/07, which may have changed since then, and is not a precise indication of risk or performance—past, present, or future.

[2]	This list is not a recommendation of any security by the investment adviser.

12 Schwab Equity Index Funds

 Schwab Small-Cap Index Fund®

Performance Summary as of 10/31/07

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwab.com/schwabfunds.

Performance of a Hypothetical
$10,000 Investment in Investor Shares1

Performance of a Hypothetical
$50,000 Investment in Select Shares1

 Pre-Tax Average Annual Total Returns1,2

Fund Class and Inception Date	1 Year	5 Years	10 Years

Investor Shares (12/3/93)	11.16%	17.58%	7.82%
Select Shares (5/19/97)	11.35%	17.78%	7.96%
Benchmark: Schwab Small-Cap Index®	11.73%	17.93%	8.48%
Fund Category: Morningstar Small-Cap Blend	10.32%	17.98%	9.21%

Fund Expense Ratios3: Investor Shares: 0.57% / Select Shares: 0.42%

 Average Annual Total Returns After Tax1,2

Fund Class and Inception Date	1 Year	5 Years	10 Years

Investor Shares (12/3/93)
Pre-Liquidation (still own shares)	8.44%	16.77%	6.81%
Post-Liquidation (shares were sold)	9.03%	15.19%	6.33%
Select Shares® (5/19/97)
Pre-Liquidation (still own shares)	8.57%	16.92%	6.91%
Post-Liquidation (shares were sold)	9.15%	15.34%	6.43%
Fund Category: Morningstar Small-Cap Blend
Pre-Liquidation (still own shares)	7.02%	16.49%	7.65%
Post-Liquidation (shares were sold)	7.00%	15.25%	7.38%

All figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized.

[1]	Fund expenses may have been partially absorbed by CSIM and Schwab. Without these reductions, the fund’s returns would have been lower.
[2]	The pre-tax total return and the graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. After-tax returns are calculated using the highest historical individual federal marginal income tax rates in effect as of 10/31/07 and do not reflect the impact of state and local taxes or the alternative minimum tax. Actual returns depend on an investor’s situation and may differ from those shown. After-tax returns may not be relevant to investors who hold their fund shares through tax-deferred arrangements. Pre-liquidation after-tax returns reflect the tax effects of purchases and sales of securities within the fund portfolios and assume investors continue to hold fund shares at the end of the measurement periods. Post-liquidation figures assume investors sold fund shares at the end of the measurement periods and reflect both the effects of taxable distributions and any taxable gains or losses realized upon the sale of shares. Source for category information: Morningstar, Inc. Some funds in this category may not use tax-efficient strategies, including this fund.
[3]	As of 2/28/07 (amended on 7/02/07) as stated in the prospectus.

Schwab Equity Index Funds 13

Schwab Total Stock Market Index Fund®

Larry Mano, managing director and portfolio manager, is responsible for the day-to-day management of the fund.

The Schwab Total Stock Market Index Fund Investor Shares were up 14.44%, trailing its benchmark, the Dow Jones Wilshire 5000 Composite Index, which returned 15.28%. The Dow Jones Wilshire 5000 Composite Index includes all publicly traded stocks of companies headquartered in the United States for which pricing information is readily available, currently more than 4,800 stocks. Unlike the fund, the index does not include operational and transaction costs. With the exception of Financials, all sectors experienced positive returns, which benefited the fund. Among the top performing industry groups were Energy, Materials, and Tech Hardware and Equipment. Better performing securities included Exxon Mobil Corp., Apple, Inc., and General Electric Co. On the downside, Banks, Retailing, and Real Estate appreciated the least during the report period. Stocks that detracted from performance included such names as Citigroup, Inc., Merrill Lynch & Co., Inc., and Countrywide Financial Corp.

As of 10/31/07:
 Style Assessment1

 Statistics

Number of Holdings	2442
Weighted Average
Market Cap

($ x 1,000,000)	$88,836

Price/Earnings Ratio (P/E)	19.0

Price/Book Ratio (P/B)	2.9

Portfolio Turnover Rate[2]	0%

 Sector Weightings % of Investments

Financials	19.0%

Information Technology	17.0%

Industrials	11.6%

Consumer Discretionary	11.2%

Health Care	11.0%

Energy	10.4%

Consumer Staples	8.5%

Materials	3.9%

Utilities	3.3%

Telecommunication Services	3.2%

Others	0.9%

Total	100.0%

 Top Holdings % of Net Assets3

Exxon Mobil Corp.	2.9%

General Electric Co.	2.2%

Microsoft Corp.	1.9%

AT&T, Inc.	1.4%

Google, Inc., Class A	1.3%

The Procter & Gamble Co.	1.2%

Bank of America Corp.	1.2%

Citigroup, Inc.	1.1%
Berkshire Hathaway, Inc.,

Class A	1.1%

Cisco Systems, Inc.	1.1%

Total	15.4%

Manager views and portfolio holdings may have changed since the report date.

Source of Sector Classification: S&P and MSCI.

“Dow Jones”, “Wilshire”, “The DJW 5000SM”, “The Dow Jones Wilshire 5000SM” and “The Dow Jones Wilshire 5000 Composite IndexSM” are service marks of Dow Jones & Company, Inc. and Wilshire Associates Incorp rated. The Schwab Total Stock Market Index Fund, based on The Dow Jones Wilshire 5000 Composite IndexSM, is not sponsored, endorsed, sold or promoted by Dow Jones or Wilshire; and, neither Dow Jones nor Wilshire makes any representation regarding the advisability of investing in such a product.

[1]	Source: Morningstar, Inc. This style assessment is the result of evaluating the fund based on a ten-factor model for value and growth characteristics. The fund’s market capitalization placement is determined by the geometric mean of its holdings’ market capitalizations. The assessment reflects the fund’s portfolio as of 10/31/07, which may have changed since then, and is not a precise indication of risk or performance—past, present, or future.

[2]	Less than 1%

[3]	This list is not a recommendation of any security by the investment adviser.

14 Schwab Equity Index Funds

 Schwab Total Stock Market Index Fund®

Performance Summary as of 10/31/07

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwab.com/schwabfunds.

Performance of a Hypothetical
$10,000 Investment in Investor Shares1

Performance of a Hypothetical
$50,000 Investment in Select Shares1

 Pre-Tax Average Annual Total Returns1,2

Fund Class and Inception Date	1 Year	5 Years	Since Inception

Investor Shares (6/1/99)	14.44%	14.72%	4.56%
Select Shares (6/1/99)	14.62%	14.92%	4.72%
Benchmark: Dow Jones Wilshire 5000 Composite IndexSM	15.28%	15.30%	4.80%
Fund Category: Morningstar Large-Cap Blend	15.22%	13.63%	4.43%

Fund Expense Ratios3: Investor Shares: 0.53% / Select Shares: 0.38%

 Average Annual Total Returns After Tax1,2

Fund Class and Inception Date	1 Year	5 Years	Since Inception

Investor Shares (6/1/99)
Pre-Liquidation (still own shares)	14.25%	14.37%	4.26%
Post-Liquidation (shares were sold)	9.61%	12.74%	3.77%
Select Shares® (6/1/99)
Pre-Liquidation (still own shares)	14.40%	14.46%	4.35%
Post-Liquidation (shares were sold)	9.76%	12.83%	3.86%
Fund Category: Morningstar Large-Cap Blend
Pre-Liquidation (still own shares)	12.36%	12.78%	n/a
Post-Liquidation (shares were sold)	9.17%	11.46%	n/a

All figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized.

[1]	Fund expenses may have been partially absorbed by CSIM and Schwab. Without these reductions, the fund’s returns would have been lower.
[2]	The pre-tax total return and the graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. After-tax returns are calculated using the highest historical individual federal marginal income tax rates in effect as of 10/31/07 and do not reflect the impact of state and local taxes or the alternative minimum tax. Actual returns depend on an investor’s situation and may differ from those shown. After-tax returns may not be relevant to investors who hold their fund shares through tax-deferred arrangements. Pre-liquidation after-tax returns reflect the tax effects of purchases and sales of securities within the fund portfolios and assume investors continue to hold fund shares at the end of the measurement periods. Post-liquidation figures assume investors sold fund shares at the end of the measurement periods and reflect both the effects of taxable distributions and any taxable gains or losses realized upon the sale of shares. Source for category information: Morningstar, Inc. Some funds in this category may not use tax-efficient strategies.
[3]	As of 2/28/07 (amended on 7/02/07) as stated in the prospectus.

Schwab Equity Index Funds 15

Schwab International Index Fund®

Larry Mano, managing director and portfolio manager, is responsible for the day-to-day co-management of the fund.

The Schwab International Index Fund Investor Shares were up 26.26% for the period, closely tracking its benchmark, the Schwab International Index, which returned 26.44%. The Schwab International Index is comprised of stocks of 350 of the largest publicly traded companies stocks within 21 developed countries. The Index is market-capitalization weighted and therefore, its returns are most heavily influenced by the largest names in the Index. Unlike the fund, the index does not include operational and transaction costs. Within the fund, Hong Kong, Finland, and Australia were among the top contributors to total return. With the exception of Health Care, all sectors experienced positive returns, which benefited the fund. Industry group weights in Materials, Software and Services, and Capital Goods positively contributed to returns. From an individual stock perspective, positions in Vodafone Group plc, DaimlerChrysler AG, and Telefonica S.A. contributed to returns. Ireland and Japan were among the countries that appreciated the least during the report period. Industry groups that lagged their counterparts yet still were positive, included Pharmaceuticals and Biotechnology and Semiconductors and Semiconductor Equipment. Positions in Mitsubishi UFJ Financial Group, Inc., Novartis AG, and UBS AG detracted from performance.

As of 10/31/07:
 Style Assessment1

 Country Weightings % of Investments

United Kingdom	23.1%

Japan	15.1%

France	10.5%

Germany	9.0%

Canada	7.3%

Switzerland	7.1%

Australia	5.2%

Spain	4.6%

Italy	3.7%

Netherlands	3.3%

Others	11.1%

Total	100.0%

 Statistics

Number of Holdings	350
Weighted Average
Market Cap

($ x 1,000,000)	$80,067

Price/Earnings Ratio (P/E)	15.2

Price/Book Ratio (P/B)	2.5

Portfolio Turnover Rate	5%

 Sector Weightings % of Investments

Financials	32.4%

Energy	9.7%

Materials	9.3%

Consumer Discretionary	8.5%

Consumer Staples	7.9%

Industrials	7.8%

Telecommunication Services	6.6%

Utilities	6.0%

Health Care	5.7%

Information Technology	5.3%

Others	0.8%

Total	100.0%

 Top Holdings % of Net Assets2

BP plc	1.9%

HSBC Holdings plc	1.8%

Vodafone Holdings plc	1.6%

Total S.A.	1.5%

Nestle S.A.-Reg’d	1.4%

Telefonica S.A.	1.3%

Nokia Oyj	1.2%

Toyota Motor Corp.	1.2%

Royal Dutch Shell plc, Class A	1.2%

BHP Billiton Ltd.	1.2%

Total	14.3%

Manager views and portfolio holdings may have changed since the report date.

Source of Sector Classification: S&P and MSCI.

Foreign securities can involve risks such as political and economic instability and currency risk.

[1]	Source: Morningstar, Inc. This style assessment is the result of evaluating the fund based on a ten-factor model for value and growth characteristics. The fund’s market capitalization placement is determined by the geometric mean of its holdings’ market capitalizations. The assessment reflects the fund’s portfolio as of 10/31/07, which may have changed since then, and is not a precise indication of risk or performance—past, present, or future.

[2]	This list is not a recommendation of any security by the investment adviser.

16 Schwab Equity Index Funds

 Schwab International Index Fund®

Performance Summary as of 10/31/07

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwab.com/schwabfunds.

Performance of a Hypothetical
$10,000 Investment in Investor Shares1

Performance of a Hypothetical
$50,000 Investment in Select Shares1

 Pre-Tax Average Annual Total Returns1,2

Fund Class and Inception Date	1 Year	5 Years	10 Years

Investor Shares (9/9/93)	26.26%	22.41%	8.61%
Select Shares (5/19/97)	26.50%	22.63%	8.77%
Benchmark: Schwab International Index®	26.44%	23.00%	9.20%
Fund Category: Morningstar Foreign Large-Cap Blend	27.71%	21.98%	8.60%

Fund Expense Ratios3: Investor Shares: Net 0.69%; Gross 0.70% / Select Shares: Net 0.50%; Gross 0.55%

 Average Annual Total Returns After Tax1,2

Fund Class and Inception Date	1 Year	5 Years	10 Years

Investor Shares (9/9/93)
Pre-Liquidation (still own shares)	25.57%	21.69%	8.06%
Post-Liquidation (shares were sold)	17.45%	19.48%	7.25%
Select Shares® (5/19/97)
Pre-Liquidation (still own shares)	25.77%	21.86%	8.16%
Post-Liquidation (shares were sold)	17.62%	19.65%	7.36%
Fund Category: Morningstar Foreign Large-Cap Blend
Pre-Liquidation (still own shares)	24.08%	21.00%	7.35%
Post-Liquidation (shares were sold)	17.20%	18.90%	6.81%

All figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized.

[1]	Fund expenses may have been partially absorbed by CSIM and Schwab. Without these reductions, the fund’s returns would have been lower.
[2]	The pre-tax total return and the graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. After-tax returns are calculated using the highest historical individual federal marginal income tax rates in effect as of 10/31/07 and do not reflect the impact of state and local taxes or the alternative minimum tax. Actual returns depend on an investor’s situation and may differ from those shown. After-tax returns may not be relevant to investors who hold their fund shares through tax-deferred arrangements. Pre-liquidation after-tax returns reflect the tax effects of purchases and sales of securities within the fund portfolios and assume investors continue to hold fund shares at the end of the measurement periods. Post-liquidation figures assume investors sold fund shares at the end of the measurement periods and reflect both the effects of taxable distributions and any taxable gains or losses realized upon the sale of shares. Source for category information: Morningstar, Inc. Some funds in this category may not use tax-efficient strategies, including this fund.
[3]	As of 2/28/07 (amended on 7/02/07) as stated in the prospectus. Net Expense: Expenses reduced by a contractual fee waiver in effect through at least 2/27/08. Gross Expense: Does not reflect the effect of contractual fee waivers.

Schwab Equity Index Funds 17

Fund Expenses (Unaudited)

 Examples for a $1,000 Investment

As a fund shareholder, you incur two types of costs: transaction costs, such as redemption fees; and, ongoing costs, such as management fees, transfer agent and shareholder services fees, and other fund expenses.

The expense examples below are intended to help you understand your ongoing cost (in dollars) of investing in a fund and to compare this cost with the ongoing cost of investing in other mutual funds. These examples are based on an investment of $1,000 invested for six-months beginning May 1, 2007 and held through October 31, 2007.

Actual Return lines in the table below provide information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number given for your fund or share class under the heading entitled ‘Expenses Paid During Period‘.

Hypothetical Return lines in the table below provide information about hypothetical account values and hypothetical expenses based on a fund’s or share class’ actual expense ratio and an assumed return of 5% per year before expenses. Because the return used is not an actual return, it may not be used to estimate the actual ending account value or expenses you paid for the period.

You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs, such as redemption fees. If these transactional costs were included, your costs would have been higher.

			Ending
		Beginning	Account Value	Expenses Paid
	Expense Ratio[1]	Account Value	(Net of Expenses)	During Period[2]
	(Annualized)	at 5/1/07	at 10/31/07	5/1/07 - 10/31/07

Schwab S&P 500 Index Fund
Investor Shares
Actual Return	0.35%	$1,000	$1,053.60	$1.81
Hypothetical 5% Return	0.35%	$1,000	$1,023.44	$1.79
Select Shares®
Actual Return	0.19%	$1,000	$1,054.70	$0.98
Hypothetical 5% Return	0.19%	$1,000	$1,024.25	$0.97
e.Shares®
Actual Return	0.20%	$1,000	$1,054.90	$1.04
Hypothetical 5% Return	0.20%	$1,000	$1,024.20	$1.02

Institutional Select® S&P 500 Fund
Actual Return	0.10%	$1,000	$1,054.50	$0.52
Hypothetical 5% Return	0.10%	$1,000	$1,024.70	$0.51

Schwab 1000 Index Fund®
Investor Shares
Actual Return	0.48%	$1,000	$1,055.80	$2.49
Hypothetical 5% Return	0.48%	$1,000	$1,022.79	$2.45
Select Shares
Actual Return	0.33%	$1,000	$1,056.70	$1.71
Hypothetical 5% Return	0.33%	$1,000	$1,023.54	$1.68

Schwab Small-Cap Index Fund®
Investor Shares
Actual Return	0.57%	$1,000	$1,020.60	$2.90
Hypothetical 5% Return	0.57%	$1,000	$1,022.33	$2.91
Select Shares
Actual Return	0.42%	$1,000	$1,021.40	$2.14
Hypothetical 5% Return	0.42%	$1,000	$1,023.09	$2.14

[1]	Based on the most recent six-month expense ratio; may differ from the expense ratio provided in Financial Highlights.

[2]	Expenses for each fund or Share Class are equal to its annualized expense ratio, multiplied by the average account value over the period, multiplied by 184 days of the period, and divided by 365 days of the fiscal year.

18 Schwab Equity Index Funds

Fund Expenses (Unaudited) continued

			Ending
		Beginning	Account Value	Expenses Paid
	Expense Ratio[1]	Account Value	(Net of Expenses)	During Period[2]
	(Annualized)	at 5/1/07	at 10/31/07	5/1/07 - 10/31/07

Schwab Total Stock Market Index Fund®
Investor Shares
Actual Return	0.52%	$1,000	$1,051.90	$2.69
Hypothetical 5% Return	0.52%	$1,000	$1,022.58	$2.65
Select Shares
Actual Return	0.37%	$1,000	$1,053.00	$1.91
Hypothetical 5% Return	0.37%	$1,000	$1,023.34	$1.89

Schwab International Index Fund®
Investor Shares
Actual Return	0.69%	$1,000	$1,114.40	$3.68
Hypothetical 5% Return	0.69%	$1,000	$1,021.73	$3.52
Select Shares
Actual Return	0.50%	$1,000	$1,115.60	$2.67
Hypothetical 5% Return	0.50%	$1,000	$1,022.68	$2.55

[1]	Based on the most recent six-month expense ratio; may differ from the expense ratio provided in Financial Highlights.

[2]	Expenses for each fund or Share Class are equal to its annualized expense ratio, multiplied by the average account value over the period, multiplied by 184 days of the period, and divided by 365 days of the fiscal year.

Schwab Equity Index Funds 19

Schwab S&P 500 Index Fund

Financial Statements

Financial Highlights

	11/1/06-	11/1/05-	11/1/04-	11/1/03-	11/1/02-
Investor Shares	10/31/07	10/31/06	10/31/05	10/31/04	10/31/03

Per—Share Data ($)

Net asset value at beginning of period	21.47	18.79	17.61	16.36	13.79

Income from investment operations:
Net investment income	0.38	0.34	0.34	0.23	0.20
Net realized and unrealized gains	2.65	2.64	1.14	1.23	2.57

Total income from investment operations	3.03	2.98	1.48	1.46	2.77
Less distributions:
Distributions from net investment income	(0.33)	(0.30)	(0.30)	(0.21)	(0.20)

Net asset value at end of period	24.17	21.47	18.79	17.61	16.36

Total return (%)	14.29	16.03	8.44	9.03	20.39

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses	0.35	0.36	0.37	0.37	0.36
Gross operating expenses	0.35	0.36	0.40	0.45	0.46
Net investment income	1.60	1.57	1.74	1.35	1.45
Portfolio turnover rate	2	3	4	3	3
Net assets, end of period ($ x 1,000,000)	3,948	3,685	3,666	3,849	3,510

	11/1/06-	11/1/05-	11/1/04-	11/1/03-	11/1/02-
Select Shares	10/31/07	10/31/06	10/31/05	10/31/04	10/31/03

Per—Share Data ($)

Net asset value at beginning of period	21.56	18.88	17.68	16.41	13.83

Income from investment operations:
Net investment income	0.41	0.37	0.36	0.26	0.24
Net realized and unrealized gains	2.68	2.65	1.16	1.24	2.57

Total income from investment operations	3.09	3.02	1.52	1.50	2.81
Less distributions:
Distributions from net investment income	(0.37)	(0.34)	(0.32)	(0.23)	(0.23)

Net asset value at end of period	24.28	21.56	18.88	17.68	16.41

Total return (%)	14.50	16.18	8.66	9.25	20.62

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses	0.19	0.19	0.19	0.19	0.19
Gross operating expenses	0.20	0.21	0.25	0.30	0.31
Net investment income	1.78	1.74	1.92	1.53	1.63
Portfolio turnover rate	2	3	4	3	3
Net assets, end of period ($ x 1,000,000)	4,345	4,038	3,938	4,119	3,692

20 See financial notes

 Schwab S&P 500 Index Fund

Financial Highlights continued

	11/1/06-	11/1/05-	11/1/04-	11/1/03-	11/1/02-
e.Shares	10/31/07	10/31/06	10/31/05	10/31/04	10/31/03

Per—Share Data ($)

Net asset value at beginning of period	21.50	18.81	17.62	16.37	13.79

Income from investment operations:
Net investment income	0.40	0.35	0.39	0.26	0.23
Net realized and unrealized gains	2.67	2.67	1.11	1.21	2.56

Total income from investment operations	3.07	3.02	1.50	1.47	2.79
Less distributions:
Distributions from net investment income	(0.37)	(0.33)	(0.31)	(0.22)	(0.21)

Net asset value at end of period	24.20	21.50	18.81	17.62	16.37

Total return (%)	14.44	16.25	8.58	9.10	20.55

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses	0.20	0.21	0.24	0.28	0.28
Gross operating expenses	0.20	0.21	0.25	0.30	0.31
Net investment income	1.76	1.72	1.88	1.44	1.54
Portfolio turnover rate	2	3	4	3	3
Net assets, end of period ($ x 1,000,000)	274	241	220	249	246

See financial notes 21

 Schwab S&P 500 Index Fund

Portfolio Holdings as of October 31, 2007

This section shows the fund’s 50 largest portfolio holdings in unaffiliated issuers and any holdings exceeding 1% of the fund’s total net assets as of the report date. The remaining securities held by the fund are grouped as “Other Securities” in each category. You can request a complete schedule of portfolio holdings as of the report date, free of charge, by calling Schwab Funds® at 1-800-435-4000. This complete schedule, filed on the fund’s Form N-CSR, is also available on the SEC’s website at http://www.sec.gov.

In addition, the fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. A copy of the fund’s most recently filed quarterly schedule of portfolio holdings, included on the fund’s Form N-CSR (with respect to the fund’s second and fourth fiscal quarters) or Form N-Q (with respect to the fund’s first and third fiscal quarters), is available by visiting Schwab’s website at www.schwab.com/schwabfunds.

			Cost	Value
Holdings by Category			($ x 1,000)	($ x 1,000)

99.8%		Common Stock	5,286,878	8,551,595
0.1%		Short-Term Investments	5,314	5,314

99.9%		Total Investments	5,292,192	8,556,909
1.5%		Collateral Invested for Securities on Loan	133,348	133,348
(1	.4)%	Other Assets and Liabilities, Net		(123,243)

100.0%		Net Assets		8,567,014

Security and Number		% of Net	Value
of Shares		Assets	($ x 1,000)

Common Stock 99.8% of net assets

Automobiles & Components 0.6%
Other Securities		0.6	52,842

Banks 4.3%
Wachovia Corp.	1,194,270	0.6	54,614
Wells Fargo & Co.	2,123,976	0.8	72,236
Other Securities		2.9	238,106

		4.3	364,956

Capital Goods 9.2%
3M Co.	459,061	0.5	39,645
General Electric Co.	6,434,867	3.1	264,859
The Boeing Co.	510,490	0.6	50,329
United Technologies Corp.	647,334	0.6	49,579
Other Securities		4.4	386,411

		9.2	790,823

Commercial Services & Supplies 0.5%
Other Securities		0.5	40,515

Consumer Durables & Apparel 1.0%
Other Securities		1.0	88,549

Consumer Services 1.6%
McDonald’s Corp.	752,901	0.5	44,948
Other Securities		1.1	94,229

		1.6	139,177

Diversified Financials 9.3%
American Express Co.	782,434	0.6	47,689
Bank of America Corp.	2,818,232	1.6	136,064
Citigroup, Inc.	3,067,843	1.5	128,543
JPMorgan Chase & Co.	2,196,216	1.2	103,222
Merrill Lynch & Co., Inc.	554,790	0.4	36,627
Morgan Stanley	682,848	0.5	45,928
The Charles Schwab Corp. (c)	642,696	0.2	14,936
The Goldman Sachs Group, Inc.	256,167	0.7	63,509
Other Securities		2.6	215,711

		9.3	792,229

Energy 11.5%
Chevron Corp.	1,379,919	1.5	126,276
ConocoPhillips	1,029,904	1.0	87,501
Exxon Mobil Corp.	3,560,831	3.8	327,561
Occidental Petroleum Corp.	548,444	0.4	37,870
Schlumberger Ltd.	737,559	0.8	71,226
Other Securities		4.0	338,524

		11.5	988,958

Food & Staples Retailing 2.3%
CVS Caremark Corp.	965,200	0.5	40,316
Wal-Mart Stores, Inc.	1,524,393	0.8	68,918
Other Securities		1.0	87,150

		2.3	196,384

Food, Beverage & Tobacco 5.0%
Altria Group, Inc.	1,313,189	1.1	95,771
PepsiCo, Inc.	1,044,258	0.9	76,983
The Coca-Cola Co.	1,312,447	0.9	81,057
Other Securities		2.1	173,198

		5.0	427,009

Health Care Equipment & Services 4.0%
UnitedHealth Group, Inc.	868,708	0.5	42,697
Other Securities		3.5	300,520

		4.0	343,217

Household & Personal Products 2.4%
The Procter & Gamble Co.	1,974,570	1.6	137,272

22 See financial notes

 Schwab S&P 500 Index Fund

Portfolio Holdings continued

Security and Number		% of Net	Value
of Shares		Assets	($ x 1,000)

Other Securities		0.8	66,645

		2.4	203,917

Insurance 4.5%
American International Group, Inc.	1,633,332	1.2	103,096
Other Securities		3.3	279,067

		4.5	382,163

Materials 3.3%
Other Securities	4,858,617	3.3	283,586

Media 2.9%
Comcast Corp., Class A *	1,949,048	0.5	41,027
The Walt Disney Co.	1,305,276	0.5	45,202
Time Warner, Inc.	2,390,129	0.5	43,644
Other Securities		1.4	121,933

		2.9	251,806

Pharmaceuticals & Biotechnology 7.8%
Abbott Laboratories	977,375	0.6	53,384
Amgen, Inc. *	726,218	0.5	42,201
Bristol-Myers Squibb Co.	1,259,128	0.4	37,761
Johnson & Johnson	1,818,995	1.4	118,544
Merck & Co., Inc.	1,401,827	1.0	81,671
Pfizer, Inc.	4,477,857	1.3	110,200
Wyeth	861,882	0.5	41,913
Other Securities		2.1	186,370

		7.8	672,044

Real Estate 0.9%
Other Securities		0.9	78,499

Retailing 3.1%
Other Securities		3.1	261,076

Semiconductors & Semiconductor Equipment 2.6%
Intel Corp.	3,654,566	1.1	98,308
Other Securities		1.5	122,770

		2.6	221,078

Software & Services 6.2%
Google, Inc., Class A *	140,170	1.1	99,100
Microsoft Corp.	5,296,763	2.3	194,974
Oracle Corp. *	2,550,731	0.7	56,550
Other Securities		2.1	178,712

		6.2	529,336

Technology Hardware & Equipment 8.0%
Apple, Inc. *	539,125	1.2	102,407
Cisco Systems, Inc. *	3,862,898	1.5	127,707
Dell, Inc. *	1,388,594	0.5	42,491
Hewlett-Packard Co.	1,711,058	1.1	88,428
International Business Machines Corp.	913,147	1.3	106,035
QUALCOMM, Inc.	1,048,358	0.5	44,796
Other Securities		1.9	176,670

		8.0	688,534

Telecommunication Services 3.7%
AT&T, Inc.	3,917,312	1.9	163,704
Verizon Communications, Inc.	1,868,151	1.0	86,066
Other Securities		0.8	69,011

		3.7	318,781

Transportation 1.8%
United Parcel Service, Inc., Class B	662,790	0.6	49,775
Other Securities		1.2	99,789

		1.8	149,564

Utilities 3.3%
Other Securities		3.3	286,552

Total Common Stock (Cost $5,286,878)			8,551,595

Security	Face Amount	% of Net	Value
Rate, Maturity Date	($ x 1,000)	Assets	($ x 1,000)

Short-Term Investments 0.1% of net assets

Commercial Paper & Other Obligations 0.1%
Other Securities		0.1	4,533

U.S. Treasury Obligation 0.0%
Other Securities		0.0	781

Total Short-Term Investments (Cost $5,314)			5,314

End of Investments.

Security and Number		% of Net	Value
of Shares		Assets	($ x 1,000)

Collateral Invested for Securities on Loan 1.5% of net assets
Securities Lending Investment Fund, a series of the Brown Brothers Investment Trust	133,347,976	1.5	133,348

End of collateral invested for securities on loan.

See financial notes 23

 Schwab S&P 500 Index Fund

Portfolio Holdings continued

At 10/31/07 the tax basis cost of the fund’s investments was $5,337,903 and the unrealized appreciation and depreciation were $3,608,096 and ($389,090), respectively, with a net unrealized appreciation of $3,219,006.

*	Non-income producing security.
(a)	All or a portion of this security is on loan. Please see the complete schedule of holdings.
(b)	All or a portion of this security is held as collateral for open futures contracts. Please see complete schedule of holdings.
(c)	Issuer is affiliated with the fund’s adviser.

In addition to the above, the fund held the following at 10/31/07. All numbers are x1,000 except number of futures contracts.

	Number of	Contract	Unrealized
	Contracts	Value	Gains

Futures Contract
S & P 500 Index, e-mini, Long, expires 12/21/07	80	6,220	62

24 See financial notes

 Schwab S&P 500 Index Fund

Statement of
Assets and Liabilities
As of October 31, 2007. All numbers x 1,000 except NAV.

Assets
Investments, at value including securities on loan of $131,781 (cost $5,292,192)		$8,556,909
Collateral invested for securities on loan		133,348
Receivables:
Investments sold		9,579
Dividends		7,790
Fund shares sold		3,894
Due from brokers for futures		76
Income from securities on loan		47
Interest		1
Prepaid expenses	+	35

Total assets		8,711,679

Liabilities
Collateral invested for securities on loan		133,348
Payables:
Investments bought		947
Investment adviser and administrator fees		61
Transfer agent and shareholder services fees		118
Fund shares redeemed		10,024
Accrued expenses	+	167

Total liabilities		144,665

Net Assets
Total assets		8,711,679
Total liabilities	−	144,665

Net assets		$8,567,014
Net Assets by Source
Capital received from investors		6,031,301
Net investment income not yet distributed		111,174
Net realized capital losses		(840,240)
Net unrealized capital gains		3,264,779

Net Asset Value (NAV) by Shares Class

			Shares
Share Class	Net Assets	÷	Outstanding	=	NAV

Investor Shares	$3,947,821		163,333		$24.17
Select Shares	$4,344,762		178,976		$24.28
e.Shares	$274,431		11,341		$24.20

See financial notes 25

 Schwab S&P 500 Index Fund

Statement of
Operations
For November 1, 2006 through October 31, 2007. All numbers x 1,000.

Investment Income
Dividends (including $774 from affiliated issuer)		$162,075
Interest		999
Securities on loan	+	237

Total Investment Income		163,311

Net Realized Gains and Losses
Net realized gains on investments		68,584
Net realized gains on futures contracts	+	2,396

Net realized gains		70,980

Net Unrealized Gains and Losses
Net unrealized gains on investments		902,443
Net unrealized losses on futures contracts	+	(327)

Net unrealized gains		902,116

Expenses
Investment adviser and administrator fees		7,448
Transfer agent and shareholder service fees:
Investor Shares		9,662
Select Shares		4,190
e.Shares		255
Shareholder reports		242
Portfolio accounting fees		211
Custodian fees		150
Professional fees		68
Trustees’ fees		47
Registration fees		38
Overdraft expense		25
Other expenses	+	161

Total expenses		22,497
Expense reduction by adviser and Schwab	−	447

Net expenses		22,050

Increase in Net Assets from Operations
Total investment income		163,311
Net expenses	−	22,050

Net investment income		141,261
Net realized gains		70,980
Net unrealized gains	+	902,116

Increase in net assets from operations		$1,114,357

26 See financial notes

 Schwab S&P 500 Index Fund

Statements of
Changes in Net Assets
For the current and prior report periods. All numbers x 1,000.

Operations

		11/1/06-10/31/07	11/1/05-10/31/06
Net investment income		$141,261	$130,176
Net realized gains or losses		70,980	(93,757)
Net unrealized gains	+	902,116	1,136,153

Increase in net assets from operations		1,114,357	1,172,572

Distributions to Shareholders
Distributions from net investment income
Investor Shares		57,248	57,584
Select Shares		68,517	67,949
e.Shares	+	4,038	3,805

Total distributions from net investment income		$129,803	$129,338

Transactions in Fund Shares

		11/1/06-10/31/07		11/1/05-10/31/06
		SHARES	VALUE	SHARES	VALUE

Shares Sold
Investor Shares		20,611	$464,893	17,732	$353,074
Select Shares		25,425	576,994	30,407	606,896
e.Shares	+	2,827	63,881	2,578	51,641

Total shares sold		48,863	$1,105,768	50,717	$1,011,611

Shares Reinvested
Investor Shares		2,499	$54,840	2,823	$55,000
Select Shares		2,752	60,597	3,056	59,681
e.Shares	+	169	3,715	177	3,443

Total shares reinvested		5,420	$119,152	6,056	$118,124

Shares Redeemed
Investor Shares		(31,408)	($714,160)	(44,003)	($874,140)
Select Shares		(36,485)	(827,901)	(54,785)	(1,094,191)
e.Shares	+	(2,880)	(65,195)	(3,222)	(63,959)

Total shares redeemed		(70,773)	($1,607,256)	(102,010)	($2,032,290)

Net transactions in fund shares		(16,490)	($382,336)	(45,237)	($902,555)

Shares Outstanding and Net Assets
		11/1/06-10/31/07		11/1/05-10/31/06
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		370,140	$7,964,796	415,377	$7,824,117
Total increase or decrease	+	(16,490)	602,218	(45,237)	140,679

End of period		353,650	$8,567,014	370,140	$7,964,796

Net investment income not yet distributed			$111,174		$100,766

See financial notes 27

Schwab Institutional Select® S&P 500 Fund

Financial Statements

Financial Highlights

	11/1/06-	11/1/05-	11/1/04-	11/1/03-	11/1/02-
	10/31/07	10/31/06	10/31/05	10/31/04	10/31/03

Per—Share Data ($)

Net asset value at beginning of period	10.99	9.57	8.95	8.30	7.00

Income from investment operations:
Net investment income	0.21	0.16	0.15	0.13	0.12
Net realized and unrealized gains	1.36	1.39	0.62	0.64	1.30

Total income from investment operations	1.57	1.55	0.77	0.77	1.42
Less distributions:
Distributions from net investment income	(0.17)	(0.13)	(0.15)	(0.12)	(0.12)

Net asset value at end of period	12.39	10.99	9.57	8.95	8.30

Total return (%)	14.43	16.39	8.64	9.36	20.65

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses	0.10	0.10	0.10	0.15	0.15
Gross operating expenses	0.22	0.28	0.33	0.35	0.36
Net investment income	1.89	1.84	1.82	1.56	1.65
Portfolio turnover rate	1	2	3	3	4
Net assets, end of period ($ x 1,000,000)	3,103	2,080	1,246	348	272

28 See financial notes

 Schwab Institutional Select S&P 500 Fund

Portfolio Holdings as of October 31, 2007

This section shows the fund’s 50 largest portfolio holdings in unaffiliated issuers and any holdings exceeding 1% of the fund’s total net assets as of the report date. The remaining securities held by the fund are grouped as ‘‘Other Securities’’ in each category. You can request a complete schedule of portfolio holdings as of the report date, free of charge, by calling Schwab Funds® at 1-800-435-4000. This complete schedule, filed on the fund’s Form N-CSR, is also available on the SEC’s website at http://www.sec.gov.

In addition, the fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. A copy of the fund’s most recently filed quarterly schedule of portfolio holdings, included on the fund’s Form N-CSR (with respect to the fund’s second and fourth fiscal quarters) or Form N-Q (with respect to the fund’s first and third fiscal quarters), is available by visiting Schwab’s website at www.schwab.com/schwabfunds.

			Cost	Value
Holdings by Category			($ x 1,000)	($ x 1,000)

98.9%		Common Stock	2,529,004	3,068,754
1.1%		Short-Term Investments	33,524	33,524
	—%	Warrants	—	—

100.0%		Total Investments	2,562,528	3,102,278
5.0%		Collateral Invested for Securities on Loan	155,381	155,381
(5	.0)%	Other Assets and Liabilities, Net		(154,721)

100.0%		Net Assets		3,102,938

Security and Number		% of Net	Value
of Shares		Assets	($ x 1,000)

Common Stock 98.9% of net assets

Automobiles & Components 0.6%
Other Securities		0.6	18,732

Banks 4.2%
Wachovia Corp.	424,517	0.6	19,413
Wells Fargo & Co.	751,313	0.8	25,552
Other Securities		2.8	86,649

		4.2	131,614

Capital Goods 9.1%
3M Co.	162,378	0.5	14,023
General Electric Co.	2,291,625	3.0	94,323
The Boeing Co.	178,331	0.6	17,582
United Technologies Corp.	226,436	0.6	17,343
Other Securities		4.4	137,803

		9.1	281,074

Commercial Services & Supplies 0.5%
Other Securities		0.5	14,758

Consumer Durables & Apparel 1.0%
Other Securities		1.0	31,920

Consumer Services 1.6%
McDonald’s Corp.	274,297	0.5	16,376
Other Securities		1.1	34,096

		1.6	50,472

Diversified Financials 9.1%
American Express Co.	267,927	0.5	16,330
Bank of America Corp.	1,000,720	1.6	48,315
Citigroup, Inc.	1,094,623	1.5	45,865
JPMorgan Chase & Co.	775,973	1.2	36,471
Morgan Stanley (a)	236,866	0.5	15,932
The Charles Schwab Corp. (c)	226,645	0.2	5,267
The Goldman Sachs Group, Inc.	94,406	0.7	23,405
Other Securities		2.9	91,726

		9.1	283,311

Energy 11.6%
Chevron Corp.	484,603	1.4	44,346
ConocoPhillips	364,720	1.0	30,987
Exxon Mobil Corp.	1,293,711	3.8	119,008
Occidental Petroleum Corp.	191,126	0.4	13,197
Schlumberger Ltd.	262,380	0.8	25,338
Other Securities		4.2	126,218

		11.6	359,094

Food & Staples Retailing 2.3%
CVS Caremark Corp.	341,788	0.5	14,277
Wal-Mart Stores, Inc.	546,919	0.8	24,726
Other Securities		1.0	31,199

		2.3	70,202

Food, Beverage & Tobacco 4.8%
Altria Group, Inc.	466,802	1.1	34,044
PepsiCo, Inc.	365,266	0.9	26,927
The Coca-Cola Co.	453,246	0.9	27,992
Other Securities		1.9	61,082

		4.8	150,045

Health Care Equipment & Services 3.9%
UnitedHealth Group, Inc.	299,817	0.5	14,736
Other Securities		3.4	106,783

		3.9	121,519

Household & Personal Products 2.3%
The Procter & Gamble Co.	705,041	1.6	49,014

See financial notes 29

 Schwab Institutional Select S&P 500 Fund

Portfolio Holdings continued

Security and Number		% of Net	Value
of Shares		Assets	($ x 1,000)

Other Securities		0.7	23,654

		2.3	72,668

Insurance 4.3%
American International Group, Inc.	578,755	1.2	36,531
Other Securities		3.1	98,161

		4.3	134,692

Materials 3.3%
Other Securities		3.3	100,788

Media 3.0%
Comcast Corp., Class A *	694,652	0.5	14,622
The Walt Disney Co.	464,954	0.5	16,101
Time Warner, Inc.	883,514	0.5	16,133
Other Securities		1.5	45,859

		3.0	92,715

Pharmaceuticals & Biotechnology 7.7%
Abbott Laboratories	341,941	0.6	18,677
Amgen, Inc. *	256,991	0.5	14,934
Bristol-Myers Squibb Co.	438,711	0.4	13,157
Johnson & Johnson	645,417	1.4	42,062
Merck & Co., Inc.	488,086	0.9	28,436
Pfizer, Inc.	1,608,986	1.3	39,597
Wyeth	299,782	0.5	14,578
Other Securities		2.1	68,327

		7.7	239,768

Real Estate 1.0%
Other Securities		1.0	31,356

Retailing 3.1%
Other Securities		3.1	95,109

Semiconductors & Semiconductor Equipment 2.6%
Intel Corp.	1,284,789	1.1	34,561
Other Securities		1.5	46,448

		2.6	81,009

Software & Services 6.2%
Google, Inc., Class A *	51,638	1.2	36,508
Microsoft Corp.	1,920,893	2.3	70,708
Oracle Corp. *	889,926	0.6	19,730
Other Securities		2.1	63,871

		6.2	190,817

Technology Hardware & Equipment 8.0%
Apple, Inc. *	189,805	1.2	36,054
Cisco Systems, Inc. *	1,355,130	1.5	44,801
Dell, Inc. *	505,796	0.5	15,477
Hewlett-Packard Co.	612,315	1.0	31,644
International Business Machines Corp.	335,073	1.3	38,909
QUALCOMM, Inc.	368,227	0.5	15,734
Other Securities		2.0	64,265

		8.0	246,884

Telecommunication Services 3.6%
AT&T, Inc.	1,392,065	1.9	58,174
Verizon Communications, Inc.	649,770	1.0	29,935
Other Securities		0.7	24,978

		3.6	113,087

Transportation 1.8%
United Parcel Service, Inc., Class B	238,638	0.6	17,922
Other Securities		1.2	37,690

		1.8	55,612

Utilities 3.3%
Other Securities		3.3	101,508

Total Common Stock (Cost $2,529,004)			3,068,754

Security	Face Amount	% of Net	Value
Rate, Maturity Date	($ x 1,000)	Assets	($ x 1,000)

Short-Term Investments 1.1% of net assets

Commercial Paper & Other Obligations 1.0%
Wells Fargo, Grand Cayman Time Deposit 4.75%, 11/01/07	30,415	1.0	30,415

U.S. Treasury Obligations 0.1%
Other Securities		0.1	3,109

Total Short-Term Investments (Cost $33,524)			33,524

30 See financial notes

 Schwab Institutional Select S&P 500 Fund

Portfolio Holdings continued

Security and Number		% of Net	Value
of Shares		Assets	($ x 1,000)

Warrants 0.0% of net assets
Other Securities	11,390	0.0	—
Total Warrants (Cost $—)			—

End of Investments.
Security and Number		% of Net	Value
of Shares		Assets	($ x 1,000)

Collateral Invested for Securities on Loan 5.0% of net assets
Securities Lending Investment Fund, a series of the Brown Brothers Investment Trust	155,380,890	5.0	155,381

End of collateral invested for securities on loan.

At 10/31/07, the tax basis cost of the fund’s investments was $2,574,259, and the unrealized appreciation and depreciation were $605,643 and ($77,624), respectively, with a net unrealized appreciation of $528,019.

*	Non-income producing security.
(a)	All or a portion of this security is on loan.
(b)	All or a portion of this security is held as collateral for open futures contracts. Please see complete schedule of holdings.
(c)	Issuer is affiliated with the fund’s adviser.

In addition to the above, the fund held the following at 10/31/2007. All numbers are x1,000 except number of futures contracts.

	Number of	Contract	Unrealized
	Contracts	Value	Gains

Futures Contract
S & P 500 Index, e-mini, Long, expires 12/21/07	360	27,988	364

See financial notes 31

 Schwab Institutional Select S&P 500 Fund

Statement of
Assets and Liabilities
As of October 31, 2007. All numbers x 1,000 except NAV.

Assets
Investments, at value including securities on loan of $153,409 (cost $2,562,528)		$3,102,278
Collateral invested for securities on loan		155,381
Receivables:
Investments sold		214
Fund shares sold		5,875
Dividends		2,728
Due from brokers for futures		366
Income from securities on loan		63
Interest		4
Prepaid expenses	+	12

Total assets		3,266,921

Liabilities
Collateral invested for securities on loan		155,381
Payables:
Investments bought		333
Transfer agent and shareholder services fees		39
Fund shares redeemed		8,165
Accrued expenses	+	65

Total liabilities		163,983

Net Assets
Total assets		3,266,921
Total liabilities	−	163,983

Net assets		$3,102,938
Net Assets by Source
Capital received from investors		2,571,637
Net investment income not yet distributed		41,397
Net realized capital losses		(50,211)
Net unrealized capital gains		540,115

Net Asset Value (NAV)

		Shares
Net Assets	÷	Outstanding	=	NAV

$3,102,938		250,460		$12.39

32 See financial notes

 Schwab Institutional Select S&P 500 Fund

Statement of
Operations
For November 1, 2006 through October 31, 2007. All numbers x 1,000.

Investment Income
Dividends (including $252 from affiliated issuer and net of $3 foreign withholding tax)		$50,043
Interest		2,472
Securities on loan	+	233

Total Investment Income		52,748

Net Realized Gains and Losses
Net realized gains on investments		12,228
Net realized losses on futures contracts	+	(1,045)

Net realized gains		11,183

Net Unrealized Gains and Losses
Net unrealized gains on investments		294,855
Net unrealized gains on futures contracts	+	58

Net unrealized gains		294,913

Expenses
Investment adviser and administrator fees		2,898
Transfer agent and shareholder service fees		2,645
Portfolio accounting fees		101
Custodian fees		87
Registration fees		58
Professional fees		36
Shareholder reports		31
Trustees’ fees		19
Overdraft expense		3
Other expenses	+	32

Total expenses		5,910
Expense reduction by adviser and Schwab	−	3,262

Net expenses		2,648

Increase in Net Assets from Operations
Total investment income		52,748
Net expenses	−	2,648

Net investment income		50,100
Net realized gains		11,183
Net unrealized gains	+	294,913

Increase in net assets from operations		$356,196

See financial notes 33

 Schwab Institutional Select S&P 500 Fund

Statements of
Changes in Net Assets
For the current and prior report periods. All numbers x 1,000.

Operations

		11/1/06-10/31/07	11/1/05-10/31/06
Net investment income		$50,100	$29,583
Net realized gains or losses		11,183	(9,637)
Net unrealized gains	+	294,913	227,054

Increase in net assets from operations		356,196	247,000

Distributions to Shareholders
Distributions from net investment income		$32,922	$18,248

Transactions in Fund Shares

		11/1/06-10/31/07		11/1/05-10/31/06
		SHARES	VALUE	SHARES	VALUE
Shares Sold		89,179	$1,028,140	85,032	$868,441
Shares Reinvested		2,614	29,386	1,660	16,500
Shares Redeemed	+	(30,703)	(358,242)	(27,532)	(279,438)

Net transactions in fund shares		61,090	$699,284	59,160	$605,503

Shares Outstanding and Net Assets
		11/1/06-10/31/07		11/1/05-10/31/06
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		189,370	$2,080,380	130,210	$1,246,125
Total increase	+	61,090	1,022,558	59,160	834,255

End of period		250,460	$3,102,938	189,370	$2,080,380

Net investment income not yet distributed			$41,397		$24,468

34 See financial notes

Schwab 1000 Index® Fund

Financial Statements

Financial Highlights

	11/1/06-		11/1/05-		11/1/04-	11/1/03-	11/1/02-
Investor Shares	10/31/07		10/31/06		10/31/05	10/31/04	10/31/03

Per—Share Data ($)

Net asset value at beginning of period	40.40		35.31		32.54	30.25	25.25

Income from investment operations:
Net investment income	0.60	[1]	0.50	[1]	0.55	0.37	0.33
Net realized and unrealized gains	5.33	[1]	5.05	[1]	2.70	2.26	4.99

Total income from investment operations	5.93		5.55		3.25	2.63	5.32
Less distributions:
Distributions from net investment income	(0.52)		(0.46)		(0.48)	(0.34)	(0.32)

Net asset value at end of period	45.81		40.40		35.31	32.54	30.25

Total return (%)	14.81		15.84		10.04	8.78	21.34

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses	0.48		0.49		0.50	0.50	0.49
Gross operating expenses	0.48		0.49		0.50	0.50	0.51
Net investment income	1.39		1.34		1.49	1.15	1.27
Portfolio turnover rate	6		5		6	5	5
Net assets, end of period ($ x 1,000,000)	3,974		3,918		4,166	4,258	3,974

	11/1/06-		11/1/05-		11/1/04-	11/1/03-	11/2/02-
Select Shares	10/31/07		10/31/06		10/31/05	10/31/04	10/31/03

Per—Share Data ($)

Net asset value at beginning of period	40.43		35.34		32.56	30.27	25.26

Income from investment operations:
Net investment income	0.66	[1]	0.56	[1]	0.56	0.42	0.37
Net realized and unrealized gains	5.34	[1]	5.04	[1]	2.74	2.25	4.99

Total income from investment operations	6.00		5.60		3.30	2.67	5.36
Less distributions:
Distributions from net investment income	(0.59)		(0.51)		(0.52)	(0.38)	(0.35)

Net asset value at end of period	45.84		40.43		35.34	32.56	30.27

Total return (%)	14.98		16.01		10.21	8.90	21.52

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses	0.33		0.34		0.35	0.35	0.35
Gross operating expenses	0.33		0.34		0.35	0.35	0.36
Net investment income	1.54		1.48		1.63	1.30	1.41
Portfolio turnover rate	6		5		6	5	5
Net assets, end of period ($ x 1,000,000)	3,311		2,924		2,328	2,138	1,996
1 Calculated based on the average shares outstanding during the period.

See financial notes 35

 Schwab 1000 Index Fund

Portfolio Holdings as of October 31, 2007

This section shows the fund’s 50 largest portfolio holdings in unaffiliated issuers and any holdings exceeding 1% of the fund’s total net assets as of the report date. The remaining securities held by the fund are grouped as “Other Securities” in each category. You can request a complete schedule of portfolio holdings as of the report date, free of charge, by calling Schwab Funds® at 1-800-435-4000. This complete schedule, filed on the fund’s Form N-CSR, is also available on the SEC’s website at http://www.sec.gov.

In addition, the fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. A copy of the fund’s most recently filed quarterly schedule of portfolio holdings, included on the fund’s Form N-CSR (with respect to the fund’s second and fourth fiscal quarters) or Form N-Q (with respect to the fund’s first and third fiscal quarters), is available by visiting Schwab’s website at www.schwab.com/schwabfunds.

			Cost	Value
Holdings by Category			($ x 1,000)	($ x 1,000)

99.5%		Common Stock	3,056,568	7,247,273
0.2%		Foreign Common Stock	7,751	15,553
0.2%		Short-Term Investments	17,029	17,029

99.9%		Total Investments	3,081,348	7,279,855
5.6%		Collateral Invested for Securities on Loan	409,235	409,235
(5	.5)%	Other Assets and Liabilities, Net		(403,896)

100.0%		Net Assets		7,285,194

Security and Number		% of Net	Value
of Shares		Assets	($ x 1,000)

Common Stock 99.5% of net assets

Automobiles & Components 0.6%
Other Securities		0.6	44,748

Banks 4.0%
Wachovia Corp.	893,130	0.6	40,843
Wells Fargo & Co.	1,566,896	0.7	53,290
Other Securities		2.7	199,403

		4.0	293,536

Capital Goods 9.0%
3M Co.	340,334	0.4	29,391
General Electric Co.	4,761,122	2.7	195,968
The Boeing Co.	366,089	0.5	36,093
United Technologies Corp.	461,863	0.5	35,374
Other Securities		4.9	359,064

		9.0	655,890

Commercial Services & Supplies 0.7%
Other Securities		0.7	49,380

Consumer Durables & Apparel 1.1%
Other Securities		1.1	79,351

Consumer Services 1.9%
McDonald’s Corp.	553,736	0.5	33,058
Other Securities		1.4	103,046

		1.9	136,104

Diversified Financials 8.4%
American Express Co.	553,077	0.5	33,710
Bank of America Corp.	2,074,268	1.4	100,146
Citigroup, Inc.	2,273,662	1.3	95,266
JPMorgan Chase & Co.	1,580,938	1.0	74,304
Morgan Stanley	493,648	0.5	33,203
The Charles Schwab Corp. (c)	476,315	0.2	11,069
The Goldman Sachs Group, Inc.	190,732	0.7	47,286
Other Securities		2.8	217,393

		8.4	612,377

Energy 11.3%
ChevronTexaco Corp.	1,000,677	1.3	91,572
ConocoPhillips	758,216	0.9	64,418
Exxon Mobil Corp.	2,640,422	3.3	242,892
Occidental Petroleum Corp.	388,616	0.4	26,834
Schlumberger Ltd.	546,506	0.7	52,776
Other Securities		4.7	346,561

		11.3	825,053

Food & Staples Retailing 2.0%
CVS Caremark Corp.	708,261	0.4	29,584
Wal-Mart Stores, Inc.	1,122,977	0.7	50,770
Other Securities		0.9	66,299

		2.0	146,653

Food, Beverage & Tobacco 4.4%
Altria Group, Inc.	973,215	1.0	70,977
PepsiCo, Inc.	759,487	0.8	55,989
The Coca-Cola Co.	934,204	0.8	57,696
Other Securities		1.8	135,290

		4.4	319,952

Health Care Equipment & Services 4.1%
UnitedHealth Group, Inc.	642,312	0.4	31,570
Other Securities		3.7	269,896

		4.1	301,466

Household & Personal Products 2.2%
The Procter & Gamble Co.	1,460,919	1.4	101,563

36 See financial notes

 Schwab 1000 Index Fund

Portfolio Holdings continued

Security and Number		% of Net	Value
of Shares		Assets	($ x 1,000)

Other Securities		0.8	55,842

		2.2	157,405

Insurance 5.4%
American International Group, Inc.	1,189,536	1.0	75,084
Berkshire Hathaway, Inc., Class A *	393	0.7	52,073
Other Securities		3.7	264,682

		5.4	391,839

Materials 3.8%
Other Securities		3.8	275,886

Media 3.2%
Comcast Corp., Class A (a) *	1,442,353	0.4	30,362
The Walt Disney Co.	971,502	0.5	33,643
Time Warner, Inc.	1,769,601	0.5	32,313
Other Securities		1.8	132,987

		3.2	229,305

Pharmaceuticals & Biotechnology 7.3%
Abbott Laboratories	715,646	0.6	39,089
Amgen, Inc. *	523,560	0.4	30,424
Bristol-Myers Squibb Co.	936,539	0.4	28,087
Johnson & Johnson	1,342,217	1.2	87,472
Merck & Co., Inc.	1,019,285	0.8	59,384
Pfizer, Inc.	3,216,810	1.1	79,166
Wyeth	624,283	0.4	30,359
Other Securities		2.4	178,868

		7.3	532,849

Real Estate 1.8%
Other Securities		1.8	131,070

Retailing 3.1%
Other Securities		3.1	228,745

Semiconductors & Semiconductor Equipment 2.5%
Intel Corp.	2,674,630	1.0	71,947
Other Securities		1.5	112,901

		2.5	184,848

Software & Services 6.2%
Google, Inc., Class A *	99,296	1.0	70,202
Microsoft Corp.	3,946,588	2.0	145,274
Oracle Corp. *	1,850,710	0.6	41,030
Other Securities		2.6	196,935

		6.2	453,441

Technology Hardware & Equipment 7.5%
Apple, Inc. *	399,714	1.1	75,926
Cisco Systems, Inc. *	2,801,315	1.3	92,612
Dell, Inc. *	1,053,499	0.5	32,237
Hewlett-Packard Co.	1,259,118	0.9	65,071
International Business Machines Corp.	635,690	1.0	73,816
QUALCOMM, Inc.	768,228	0.5	32,826
Other Securities		2.2	171,260

		7.5	543,748

Telecommunication Services 3.6%
AT&T Corp.	2,896,027	1.7	121,025
Verizon Communications, Inc.	1,349,537	0.9	62,173
Other Securities		1.0	75,535

		3.6	258,733

Transportation 1.8%
United Parcel Service, Inc., Class B	488,325	0.5	36,673
Other Securities		1.3	93,231

		1.8	129,904

Utilities 3.6%
Other Securities		3.6	264,990

Total Common Stock (Cost $3,056,568)			7,247,273

Foreign Common Stock 0.2% of net assets

Bermuda 0.1%

Capital Goods 0.1%
Other Securities		0.1	4,808

Consumer Services 0.0%
Other Securities		0.0	1,231

		0.1	6,039

Cayman Islands 0.1%

Energy 0.1%
Other Securities		0.1	8,492

United Kingdom 0.0%

Transportation 0.0%
Other Securities		0.0	1,022

Total Foreign Common Stock (Cost $7,751)			15,553

Security	Face Amount	% of Net	Value
Rate, Maturity Date	($ x 1,000)	Assets	($ x 1,000)

Short-Term Investments 0.2% of net assets

Repurchase Agreement 0.2%
Other Securities		0.2	16,457

See financial notes 37

 Schwab 1000 Index Fund

Portfolio Holdings continued

Security	Face Amount	% of Net	Value
Rate, Maturity Date	($ x 1,000)	Assets	($ x 1,000)

U.S. Treasury Obligations 0.0%
Other Securities		0.0	572

Total Short-Term Investments (Cost $17,029)			17,029

End of Investments.

Security and Number		% of Net	Value
of Shares		Assets	($ x 1,000)

Collateral Invested for Securities on Loan 5.6% of net assets
State Street Navigator Security Lending Prime Portfolio	409,235,043	5.6	409,235

End of collateral invested for securities on loan.

At 10/31/2007 the tax basis cost of the fund’s investments was $3,082,470 and the unrealized appreciation and depreciation were $4,299,861 and ($102,476), respectively, with a net unrealized appreciation of $4,197,385.

*	Non-income producing security.
(a)	All or a portion of this security is on loan.
(b)	All or a portion of this security is held as collateral for open futures contracts. Please see complete schedule of holdings.
(c)	Issuer is affiliated with the fund’s adviser
(d)	Fair-valued by Management. Please see complete schedule of holdings.

In addition to the above, the fund held the following at
10/31/2007. All numbers are x1,000 except number of futures contracts.

	Number of	Contract	Unrealized
	Contracts	Value	Gains

Futures Contract
S & P 500 Index, e-mini, Long, expires 12/21/07	130	10,107	33

38 See financial notes

 Schwab 1000 Index Fund

Statement of
Assets and Liabilities
As of October 31, 2007. All numbers x 1,000 except NAV.

Assets
Investments, at value including securities on loan of $399,547 (cost $3,081,348)		$7,279,855
Collateral invested for securities on loan		409,235
Cash		5
Receivables:
Dividends		6,396
Fund shares sold		2,997
Income from securities on loan		149
Due from brokers for futures		123
Interest		2
Prepaid expenses	+	30

Total assets		7,698,792

Liabilities
Collateral invested for securities on loan		409,235
Payables:
Investment adviser and administrator fees		128
Transfer agent and shareholder services fees		106
Fund shares redeemed		3,973
Accrued expenses	+	156

Total liabilities		413,598

Net Assets
Total assets		7,698,792
Total liabilities	−	413,598

Net assets		$7,285,194
Net Assets by Source
Capital received from investors		3,002,639
Net investment income not yet distributed		80,191
Net realized capital gains		3,824
Net unrealized capital gains		4,198,540

Net Asset Value (NAV) by Shares Class

			Shares
Share Class	Net Assets	÷	Outstanding	=	NAV

Investor Shares	$3,974,445		86,754		$45.81
Select Shares	$3,310,749		72,217		$45.84

See financial notes 39

 Schwab 1000 Index Fund

Statement of
Operations
For November 1, 2006 through October 31, 2007. All numbers x 1,000.

Investment Income
Dividends (including $581 from affiliated issuer and net of $6 foreign withholding tax)		$130,358
Interest		848
Securities on loan	+	1,031

Total Investment Income		132,237

Net Realized Gains and Losses
Net realized gains on investments		312,564
Net realized gains on futures contracts	+	898

Net realized gains		313,462

Net Unrealized Gains and Losses
Net unrealized gains on investments		563,616
Net unrealized gains on foreign currency translations		1
Net unrealized losses on futures contracts	+	(156)

Net unrealized gains		563,461

Expenses
Investment adviser and administrator fees		15,526
Transfer agent and shareholder service fees:
Investor Shares		9,929
Select Shares		3,091
Shareholder reports		246
Portfolio accounting fees		198
Custodian fees		119
Registration fees		71
Professional fees		55
Trustees’ fees		43
Overdraft expense		24
Other expenses	+	60

Total expenses		29,362
Custody credit	−	10

Net expenses		29,352

Increase in Net Assets from Operations
Total investment income		132,237
Net expenses	−	29,352

Net investment income		102,885
Net realized gains		313,462
Net unrealized gains	+	563,461

Increase in net assets from operations		$979,808

40 See financial notes

 Schwab 1000 Index Fund

Statements of
Changes in Net Assets
For the current and prior report periods. All numbers x 1,000.

Operations

		11/1/06-10/31/07	11/1/05-10/31/06
Net investment income		$102,885	$92,450
Net realized gains		313,462	200,595
Net unrealized gains	+	563,461	688,962

Increase in net assets from operations		979,808	982,007

Distributions to Shareholders
Distributions from net investment income
Investor Shares		49,741	53,026
Select Shares	+	42,503	33,855

Total distributions from net investment income		$92,244	$86,881

Transactions in Fund Shares

		11/1/06-10/31/07		11/1/05-10/31/06
		SHARES	VALUE	SHARES	VALUE

Shares Sold
Investor Shares		6,398	$273,594	7,114	$266,698
Select Shares	+	11,316	486,239	17,151	640,701

Total shares sold		17,714	$759,833	24,265	$907,399

Shares Reinvested
Investor Shares		1,107	$45,932	1,329	$48,830
Select Shares	+	856	35,483	769	28,221

Total shares reinvested		1,963	$81,415	2,098	$77,051

Shares Redeemed
Investor Shares		(17,729)	($762,521)	(29,454)	($1,101,605)
Select Shares	+	(12,279)	(522,702)	(11,469)	(429,917)

Total shares redeemed		(30,008)	($1,285,223)	(40,923)	($1,531,522)

Net transactions in fund shares		(10,331)	($443,975)	(14,560)	($547,072)

Shares Outstanding and Net Assets
		11/1/06-10/31/07		11/1/05-10/31/06
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		169,302	$6,841,605	183,862	$6,493,551
Total increase or decrease	+	(10,331)	443,589	(14,560)	348,054

End of period		158,971	$7,285,194	169,302	$6,841,605

Net investment income not yet distributed			$80,191		$71,145

See financial notes 41

Schwab Small-Cap Index Fund®

Financial Statements

Financial Highlights

	11/1/06-	11/1/05-	11/1/04-	11/1/03-	11/1/02-
Investor Shares	10/31/07	10/31/06	10/31/05	10/31/04	10/31/03

Per—Share Data ($)

Net asset value at beginning of period	25.92	22.31	19.92	18.22	13.27

Income from investment operations:
Net investment income	0.32 [1]	0.23 [1]	0.14	0.13	0.11
Net realized and unrealized gains	2.35 [1]	3.67 [1]	2.38	1.68	4.98

Total income from investment operations	2.67	3.90	2.52	1.81	5.09
Less distributions:
Distributions from net investment income	(0.24)	(0.14)	(0.13)	(0.11)	(0.14)
Distributions from net realized gains	(3.05)	(0.15)	—	—	—

Total distributions	(3.29)	(0.29)	(0.13)	(0.11)	(0.14)

Net asset value at end of period	25.30	25.92	22.31	19.92	18.22

Total return (%)	11.16	17.62	12.66	9.98	38.72

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses	0.57	0.57	0.58	0.59	0.56
Gross operating expenses	0.57	0.57	0.58	0.59	0.60
Net investment income	1.28	0.94	0.57	0.66	0.74
Portfolio turnover rate	31	29	40	39	34
Net assets, end of period ($ x 1,000,000)	756	771	823	869	886

	11/1/06-	11/1/05-	11/1/04-	11/1/03-	11/1/02-
Select Shares	10/31/07	10/31/06	10/31/05	10/31/04	10/31/03

Per—Share Data ($)

Net asset value at beginning of period	25.97	22.36	19.96	18.25	13.28

Income from investment operations:
Net investment income	0.35 [1]	0.27 [1]	0.17	0.17	0.14
Net realized and unrealized gains	2.36 [1]	3.67 [1]	2.39	1.68	4.99

Total income from investment operations	2.71	3.94	2.56	1.85	5.13
Less distributions:
Distributions from net investment income	(0.28)	(0.18)	(0.16)	(0.14)	(0.16)
Distributions from net realized gains	(3.05)	(0.15)	—	—	—

Total distributions	(3.33)	(0.33)	(0.16)	(0.14)	(0.16)

Net asset value at end of period	25.35	25.97	22.36	19.96	18.25

Total return (%)	11.35	17.78	12.86	10.16	39.02

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses	0.42	0.42	0.41	0.42	0.41
Gross operating expenses	0.42	0.42	0.43	0.44	0.45
Net investment income	1.43	1.10	0.74	0.82	0.89
Portfolio turnover rate	31	29	40	39	34
Net assets, end of period ($ x 1,000,000)	969	889	795	761	759
1 Calculated based on the average shares outstanding during the period.

42 See financial notes

 Schwab Small-Cap Index Fund

Portfolio Holdings as of October 31, 2007

This section shows the fund’s 50 largest portfolio holdings in unaffiliated issuers and any holdings exceeding 1% of the fund’s total net assets as of the report date. The remaining securities held by the fund are grouped as “Other Securities” in each category. You can request a complete schedule of portfolio holdings as of the report date, free of charge, by calling Schwab Funds® at 1-800-435-4000. This complete schedule, filed on the fund’s Form N-CSR, is also available on the SEC’s website at http://www.sec.gov.

In addition, the fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. A copy of the fund’s most recently filed quarterly schedule of portfolio holdings, included on the fund’s Form N-CSR (with respect to the fund’s second and fourth fiscal quarters) or Form N-Q (with respect to the fund’s first and third fiscal quarters), is available by visiting Schwab’s website at www.schwab.com/schwabfunds.

			Cost	Value
Holdings by Category			($ x 1,000)	($ x 1,000)

98.5%		Common Stock	1,372,632	1,698,058
0.6%		Foreign Common Stock	9,379	10,165
0.9%		Short-Term Investments	15,171	15,171

100.0%		Total Investments	1,397,182	1,723,394
35.3%		Collateral Invested for Securities on Loan	609,313	609,313
(35	.3)%	Other Assets and Liabilities, Net		(608,174)

100.0%		Net Assets		1,724,533

Security and Number		% of Net	Value
of Shares		Assets	($ x 1,000)

Common Stock 98.5% of net assets

Automobiles & Components 1.1%
Other Securities		1.1	19,600

Banks 6.6%
Other Securities		6.6	113,999

Capital Goods 9.9%
Bucyrus International, Inc., Class A	44,546	0.2	3,675
Curtiss-Wright Corp.	73,456	0.2	4,135
DRS Technologies, Inc.	66,191	0.2	3,802
EMCOR Group, Inc. *	106,004	0.2	3,650
First Solar, Inc. (a) *	47,600	0.4	7,559
KBR, Inc. *	261,000	0.7	11,192
The Toro Co.	67,035	0.2	3,731
Washington Group International, Inc. *	46,947	0.3	4,570
Other Securities		7.5	128,172

		9.9	170,486

Commercial Services & Supplies 4.2%
Waste Connections, Inc. (a) *	110,943	0.2	3,751
Other Securities		4.0	68,040

		4.2	71,791

Consumer Durables & Apparel 3.8%
Crocs, Inc. (a) *	114,418	0.5	8,553
Tempur-Pedic International, Inc. (a)	123,062	0.3	4,430
Tupperware Brands Corp. (a)	100,511	0.2	3,628
Other Securities		2.8	48,691

		3.8	65,302

Consumer Services 4.7%
Chipotle Mexican Grill, Inc., Class A (a) *	46,747	0.4	6,498
DeVry, Inc.	98,080	0.3	5,364
Strayer Education, Inc. (a)	22,771	0.2	4,246
Other Securities		3.8	65,705

		4.7	81,813

Diversified Financials 2.2%
International Securities Exchange Holdings, Inc., Class A	63,348	0.2	4,247
Waddell & Reed Financial, Inc., Class A (a)	125,539	0.2	4,170
Other Securities		1.8	30,323

		2.2	38,740

Energy 8.1%
Atwood Oceanics, Inc. *	44,404	0.2	3,741
Dresser-Rand Group, Inc. *	133,619	0.3	5,171
Global Industries Ltd. *	149,682	0.2	3,685
Whiting Petroleum Corp. *	67,211	0.2	3,633
Other Securities		7.2	122,783

		8.1	139,013

Food & Staples Retailing 0.8%
Other Securities		0.8	13,794

Food, Beverage & Tobacco 2.0%
Hansen Natural Corp. (a) *	93,760	0.4	6,376
Other Securities		1.6	28,742

		2.0	35,118

See financial notes 43

 Schwab Small-Cap Index Fund

Portfolio Holdings continued

Security and Number		% of Net	Value
of Shares		Assets	($ x 1,000)

Health Care Equipment & Services 5.9%
Inverness Medical Innovations, Inc. (a) *	75,156	0.3	4,516
Kyphon, Inc. *	72,236	0.3	5,120
Other Securities		5.3	91,525

		5.9	101,161

Household & Personal Products 0.4%
Other Securities		0.4	6,236

Insurance 3.1%
Other Securities		3.1	53,336

Materials 4.9%
CF Industries Holdings, Inc.	74,553	0.4	6,553
Terra Industries, Inc. *	155,300	0.3	5,729
Other Securities		4.2	72,880

		4.9	85,162

Media 2.4%
Other Securities		2.4	40,677

Pharmaceuticals & Biotechnology 6.0%
Alexion Pharmaceuticals, Inc. *	49,028	0.2	3,751
BioMarin Pharmaceuticals, Inc. *	131,314	0.2	3,641
Illumina, Inc. (a) *	87,394	0.3	4,907
MGI Pharma, Inc. *	133,691	0.3	4,356
Myriad Genetics, Inc. *	67,265	0.2	3,724
Onyx Pharmaceuticals, Inc. *	90,466	0.2	4,226
OSI Pharmaceuticals, Inc. *	93,291	0.2	3,878
Varian, Inc. *	49,971	0.2	3,692
Ventana Medical Systems, Inc. *	51,706	0.3	4,550
Other Securities		3.9	66,815

		6.0	103,540

Real Estate 5.8%
Digital Realty Trust, Inc. (a)	96,504	0.2	4,245
Other Securities		5.6	95,339

		5.8	99,584

Retailing 3.4%
Dick’s Sporting Goods, Inc. (a) *	127,680	0.2	4,261
Other Securities		3.2	55,139

		3.4	59,400

Semiconductors & Semiconductor Equipment 4.0%
Cree, Inc. (a) *	134,296	0.2	3,760
Other Securities		3.8	64,498

		4.0	68,258

Software & Services 6.6%
ANSYS, Inc. *	125,648	0.3	4,876
Equinix, Inc. (a) *	40,047	0.3	4,672
Hewitt Associates, Inc., Class A *	168,138	0.3	5,932
Jack Henry & Associates, Inc. (a)	125,520	0.2	3,668
Nuance Communications, Inc. (a) *	228,357	0.3	5,049
VeriFone Holdings, Inc. (a) *	76,243	0.2	3,769
Other Securities		5.0	85,851

		6.6	113,817

Technology Hardware & Equipment 5.9%
Foundry Networks, Inc. *	231,824	0.3	4,901
Itron, Inc. (a) *	47,559	0.3	5,112
Other Securities		5.3	92,469

		5.9	102,482

Telecommunication Services 1.5%
Time Warner Telecom, Inc., Class A *	190,408	0.3	4,425
United States Cellular Corp. *	39,840	0.2	3,751
Other Securities		1.0	17,418

		1.5	25,594

Transportation 2.0%
Kirby Corp. *	86,434	0.2	3,948
Other Securities		1.8	30,079

		2.0	34,027

Utilities 3.2%
Other Securities		3.2	55,128

Total Common Stock (Cost $1,372,632)			1,698,058

Foreign Common Stock 0.6% of net assets

Bermuda 0.6%

Consumer Durables & Apparel 0.1%
Other Securities		0.1	909

Insurance 0.4%
Other Securities		0.4	8,276

44 See financial notes

 Schwab Small-Cap Index Fund

Portfolio Holdings continued

Security and Number		% of Net	Value
of Shares		Assets	($ x 1,000)

Software & Services 0.1%
Other Securities		0.1	980

Total Foreign Common Stock (Cost $9,379)			10,165

Security	Face Amount	% of Net	Value
Rate, Maturity Date	($ x 1,000)	Assets	($ x 1,000)

Short-Term Investments 0.9% of net assets

Commercial Paper & Other Obligations 0.8%
Wells Fargo, Grand Cayman Time Deposit 4.75%, 11/01/07	14,047,065	0.8	14,047

U.S. Treasury Obligation 0.1%
Other Securities		0.1	1,124

Total Short-Term Investments (Cost $15,171)			15,171

End of Investments.

Security and Number		% of Net	Value
of Shares		Assets	($ x 1,000)

Collateral Invested for Securities on Loan 35.3% of net assets
Securities Lending Investment Fund, a series of the Brown Brothers Investment Trust	609,312,790	35.3	609,313

End of collateral invested for securities on loan.

At 10/31/07 the tax basis cost of the fund’s investments was $1,395,610, and the unrealized appreciation and depreciation were $468,572 and ($140,788), respectively, with a net unrealized appreciation of $327,784.

*	Non-income producing security.
(a)	All or a portion of this security is on loan.
(b)	All or a portion of this security is held as collateral for open futures contracts. Please see complete schedule of holdings.

In addition to the above, the fund held the following at 10/31/2007. All numbers are x1,000 except number of futures contracts.

	Number of	Contract	Unrealized
	Contracts	Value	Gains

Futures Contract
Russell 2000 Index, e-mini, Long, expires 12/21/07	165	13,733	714

See financial notes 45

 Schwab Small-Cap Index Fund

Statement of
Assets and Liabilities
As of October 31, 2007. All numbers x 1,000 except NAV.

Assets
Investments, at value including securities on loan of $605,077 (cost $1,397,182)		$1,723,394
Collateral invested for securities on loan		609,313
Receivables:
Dividends		940
Fund shares sold		465
Income from securities on loan		437
Due from brokers for futures		224
Interest		2
Prepaid expenses	+	7

Total assets		2,334,782

Liabilities
Collateral invested for securities on loan		609,313
Payables:
Investment adviser and administrator fees		40
Transfer agent and shareholder services fees		27
Fund shares redeemed		789
Accrued expenses	+	80

Total liabilities		610,249

Net Assets
Total assets		2,334,782
Total liabilities	−	610,249

Net assets		$1,724,533
Net Assets by Source
Capital received from investors		1,133,361
Net investment income not yet distributed		17,463
Net realized capital gains		246,783
Net unrealized capital gains		326,926

Net Asset Value (NAV) by Shares Class

			Shares
Share Class	Net Assets	÷	Outstanding	=	NAV

Investor Shares	$755,905		29,875		$25.30
Select Shares	$968,628		38,209		$25.35

46 See financial notes

 Schwab Small-Cap Index Fund

Statement of
Operations
For November 1, 2006 through October 31, 2007. All numbers x 1,000.

Investment Income
Dividends (net of $12 foreign withholding tax)		$27,814
Interest		856
Securities on loan	+	2,953

Total Investment Income		31,623

Net Realized Gains and Losses
Net realized gains on investments		246,317
Net realized losses on futures contracts	+	(1,662)

Net realized gains		244,655

Net Unrealized Gains and Losses
Net unrealized losses on investments		(87,002)
Net unrealized gains on futures contracts	+	532

Net unrealized losses		(86,470)

Expenses
Investment adviser and administrator fees		5,047
Transfer agent and shareholder service fees:
Investor Shares		1,931
Select Shares		941
Registration fees		106
Portfolio accounting fees		90
Custodian fees		67
Shareholder reports		60
Professional fees		46
Trustees’ fees		14
Overdraft expense		9
Other expenses	+	22

Total expenses		8,333

Increase in Net Assets from Operations
Total investment income		31,623
Net expenses	−	8,333

Net investment income		23,290
Net realized gains		244,655
Net unrealized losses	+	(86,470)

Increase in net assets from operations		$181,475

See financial notes 47

 Schwab Small-Cap Index Fund

Statements of
Changes in Net Assets
For the current and prior report periods. All numbers x 1,000.

Operations

		11/1/06-10/31/07	11/1/05-10/31/06
Net investment income		$23,290	$16,970
Net realized gains		244,655	192,404
Net unrealized gains or losses	+	(86,470)	62,683

Increase in net assets from operations		181,475	272,057

Distributions to Shareholders
Distributions from net investment income
Investor Shares		6,876	4,995
Select Shares	+	9,628	6,216

Total distributions from net investment income		16,504	11,211

Distributions from net realized gains
Investor Shares		88,653	5,339
Select Shares	+	104,007	5,156

Total distributions from net realized gains		192,660	10,495

Total distributions		$209,164	$21,706

Transactions in Fund Shares

		11/1/06-10/31/07		11/1/05-10/31/06
		SHARES	VALUE	SHARES	VALUE

Shares Sold
Investor Shares		3,309	$81,591	2,811	$68,930
Select Shares	+	4,151	101,982	5,327	128,328

Total shares sold		7,460	$183,573	8,138	$197,258

Shares Reinvested
Investor Shares		3,788	$89,541	414	$9,611
Select Shares	+	4,407	104,234	451	10,498

Total shares reinvested		8,195	$193,775	865	$20,109

Shares Redeemed
Investor Shares		(6,951)	($171,881)	(10,390)	($251,597)
Select Shares	+	(4,571)	(112,733)	(7,116)	(174,607)

Total shares redeemed		(11,522)	($284,614)	(17,506)	($426,204)

Net transactions in fund shares		4,133	$92,734	(8,503)	($208,837)

Shares Outstanding and Net Assets
		11/1/06-10/31/07		11/1/05-10/31/06
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		63,951	$1,659,488	72,454	$1,617,974
Total increase or decrease	+	4,133	65,045	(8,503)	41,514

End of period		68,084	$1,724,533	63,951	$1,659,488

Net investment income not yet distributed			$17,463		$12,783

48 See financial notes

Schwab Total Stock Market Index Fund®

Financial Statements

Financial Highlights

	11/1/06-	11/1/05-	11/1/04-	11/1/03-	11/1/02-
Investor Shares	10/31/07	10/31/06	10/31/05	10/31/04	10/31/03

Per—Share Data ($)

Net asset value at beginning of period	23.83	20.77	19.04	17.48	14.35

Income from investment operations:
Net investment income	0.35	0.30	0.29	0.19	0.16
Net realized and unrealized gains	3.06	3.01	1.69	1.53	3.14

Total income from investment operations	3.41	3.31	1.98	1.72	3.30
Less distributions:
Distributions from net investment income	(0.28)	(0.25)	(0.25)	(0.16)	(0.17)

Net asset value at end of period	26.96	23.83	20.77	19.04	17.48

Total return (%)	14.44	16.05	10.45	9.93	23.24

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses	0.52	0.53	0.54	0.56	0.53
Gross operating expenses	0.52	0.53	0.54	0.56	0.59
Net investment income	1.34	1.27	1.37	1.07	1.18
Portfolio turnover rate	0 [1]	3	2	2	3
Net assets, end of period ($ x 1,000,000)	673	607	600	592	469

	11/1/06-	11/1/05-	11/1/04-	11/1/03-	11/1/02-
Select Shares	10/31/07	10/31/06	10/31/05	10/31/04	10/31/03

Per—Share Data ($)

Net asset value at beginning of period	23.90	20.83	19.09	17.52	14.37

Income from investment operations:
Net investment income	0.37	0.31	0.31	0.22	0.20
Net realized and unrealized gains	3.09	3.04	1.71	1.54	3.14

Total income from investment operations	3.46	3.35	2.02	1.76	3.34
Less distributions:
Distributions from net investment income	(0.32)	(0.28)	(0.28)	(0.19)	(0.19)

Net asset value at end of period	27.04	23.90	20.83	19.09	17.52

Total return (%)	14.62	16.23	10.63	10.10	23.50

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses	0.37	0.38	0.39	0.39	0.36
Gross operating expenses	0.37	0.38	0.39	0.41	0.44
Net investment income	1.49	1.41	1.52	1.23	1.35
Portfolio turnover rate	0 [1]	3	2	2	3
Net assets, end of period ($ x 1,000,000)	906	762	617	548	429
1 Less than 1%.

See financial notes 49

 Schwab Total Stock Market Index Fund

Portfolio Holdings as of October 31, 2007

This section shows the fund’s 50 largest portfolio holdings in unaffiliated issuers and any holdings exceeding 1% of the fund’s total net assets as of the report date. The remaining securities held by the fund are grouped as “Other Securities” in each category. You can request a complete schedule of portfolio holdings as of the report date, free of charge, by calling Schwab Funds® at 1-800-435-4000. This complete schedule, filed on the fund’s Form N-CSR, is also available on the SEC’s website at http://www.sec.gov.

In addition, the fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. A copy of the fund’s most recently filed quarterly schedule of portfolio holdings, included on the fund’s Form N-CSR (with respect to the fund’s second and fourth fiscal quarters) or Form N-Q (with respect to the fund’s first and third fiscal quarters), is available by visiting Schwab’s website at www.schwab.com/schwabfunds.

			Cost	Value
Holdings by Category			($ x 1,000)	($ x 1,000)

98.7%		Common Stock	1,073,413	1,559,111
0.2%		Foreign Common Stock	1,070	2,737
0.1%		Preferred Stock	723	2,032
0.9%		Short-Term Investments	14,979	14,979

99.9%		Total Investments	1,090,185	1,578,859
3.5%		Collateral Invested for Securities on Loan	54,830	54,830
(3	.4)%	Other Assets and Liabilities, Net		(54,272)

100.0%		Net Assets		1,579,417

Security and Number		% of Net	Value
of Shares		Assets	($ x 1,000)

Common Stock 98.7% of net assets

Automobiles & Components 0.7%
Other Securities		0.7	10,269

Banks 4.2%
Wachovia Corp.	171,582	0.5	7,846
Wells Fargo & Co.	279,406	0.6	9,503
Other Securities		3.1	48,362

		4.2	65,711

Capital Goods 8.7%
3M Co.	65,000	0.4	5,613
General Electric Co.	847,966	2.2	34,902
The Boeing Co.	68,800	0.4	6,783
United Technologies Corp.	84,068	0.4	6,439
Other Securities		5.3	83,788

		8.7	137,525

Commercial Services & Supplies 1.1%
Other Securities		1.1	17,635

Consumer Durables & Apparel 1.4%
Other Securities		1.4	22,447

Consumer Services 2.5%
McDonald’s Corp.	110,300	0.4	6,585
Other Securities		2.1	32,575

		2.5	39,160

Diversified Financials 7.9%
American Express Co.	105,150	0.4	6,409
Bank of America Corp.	381,577	1.2	18,423
Citigroup, Inc.	412,286	1.1	17,275
JPMorgan Chase & Co.	295,944	0.9	13,909
Morgan Stanley	90,300	0.4	6,074
The Charles Schwab Corp. (d)	111,120	0.2	2,582
The Goldman Sachs Group, Inc.	38,700	0.6	9,595
Other Securities		3.1	50,869

		7.9	125,136

Energy 10.3%
Chevron Corp.	178,939	1.1	16,375
ConocoPhillips	134,223	0.7	11,404
Exxon Mobil Corp.	493,166	2.9	45,366
Schlumberger Ltd.	100,000	0.6	9,657
Other Securities		5.0	80,414

		10.3	163,216

Food & Staples Retailing 2.1%
Wal-Mart Stores, Inc.	334,100	1.0	15,105
Other Securities		1.1	18,400

		2.1	33,505

Food, Beverage & Tobacco 4.5%
Altria Group, Inc.	168,800	0.8	12,311
Kraft Foods, Inc., Class A	185,513	0.4	6,198
PepsiCo, Inc.	140,800	0.7	10,380
The Coca-Cola Co.	202,200	0.8	12,488
Other Securities		1.8	28,886

		4.5	70,263

Health Care Equipment & Services 4.2%
UnitedHealth Group, Inc.	118,880	0.4	5,843
Other Securities		3.8	61,157

		4.2	67,000

50 See financial notes

 Schwab Total Stock Market Index Fund

Portfolio Holdings continued

Security and Number		% of Net	Value
of Shares		Assets	($ x 1,000)

Household & Personal Products 1.9%
The Procter & Gamble Co.	269,915	1.2	18,765
Other Securities		0.7	10,952

		1.9	29,717

Insurance 5.1%
American International Group, Inc.	211,922	0.9	13,376
Berkshire Hathaway, Inc., Class A *	128	1.1	16,960
Other Securities		3.1	50,917

		5.1	81,253

Materials 3.9%
Other Securities	1,247,695	3.9	61,981

Media 3.6%
News Corp., Class A	253,950	0.4	5,503
The Walt Disney Co.	195,410	0.4	6,767
Time Warner, Inc.	367,052	0.4	6,702
Other Securities		2.4	37,848

		3.6	56,820

Pharmaceuticals & Biotechnology 6.7%
Abbott Laboratories	125,705	0.5	6,866
Amgen, Inc. *	103,268	0.4	6,001
Genentech, Inc. *	83,300	0.4	6,175
Johnson & Johnson	246,370	1.0	16,056
Merck & Co., Inc.	183,552	0.7	10,694
Pfizer, Inc.	610,192	1.0	15,017
Wyeth	109,400	0.3	5,320
Other Securities		2.4	40,022

		6.7	106,151

Real Estate 1.6%
Other Securities		1.6	25,536

Retailing 3.3%
Other Securities		3.3	52,522

Semiconductors & Semiconductor Equipment 2.5%
Intel Corp.	483,832	0.8	13,015
Other Securities		1.7	26,123

		2.5	39,138

Software & Services 7.2%
Google, Inc., Class A *	27,900	1.3	19,725
Microsoft Corp.	800,850	1.9	29,479
Oracle Corp. *	434,449	0.6	9,632
Other Securities		3.4	54,538

		7.2	113,374

Technology Hardware & Equipment 7.1%
Apple, Inc. *	75,000	0.9	14,246
Cisco Systems, Inc. *	511,909	1.1	16,924
Dell, Inc. *	178,900	0.4	5,474
Hewlett-Packard Co.	249,636	0.8	12,901
International Business Machines Corp.	131,510	1.0	15,271
QUALCOMM, Inc.	135,100	0.4	5,773
Other Securities		2.5	41,063

		7.1	111,652

Telecommunication Services 3.2%
AT&T, Inc.	520,056	1.4	21,733
Verizon Communications, Inc.	247,572	0.7	11,406
Other Securities		1.1	16,735

		3.2	49,874

Transportation 1.7%
United Parcel Service, Inc., Class B	91,480	0.4	6,870
Other Securities		1.3	20,621

		1.7	27,491

Utilities 3.3%
Other Securities		3.3	51,735

Total Common Stock (Cost $1,073,413)			1,559,111

Foreign Common Stock 0.2% of net assets

Bermuda 0.1%

Capital Goods 0.1%
Other Securities		0.1	771

Consumer Durables & Apparel 0.0%
Other Securities		0.0	90

Consumer Services 0.0%
Other Securities		0.0	103

		0.1	964

Cayman Islands 0.1%

Energy 0.1%
Other Securities		0.1	1,552

Singapore 0.0%

Semiconductors & Semiconductor Equipment 0.0%
Other Securities		0.0	111

See financial notes 51

 Schwab Total Stock Market Index Fund

Portfolio Holdings continued

Security and Number		% of Net	Value
of Shares		Assets	($ x 1,000)

United Kingdom 0.0%

Transportation 0.0%
Other Securities		0.0	110

Total Foreign Common Stock (Cost $1,070)			2,737

Preferred Stock 0.1% of net assets

Real Estate 0.1%
Other Securities		0.1	2,032
Total Preferred Stock (Cost $723)			2,032

Security	Face Amount	% of Net	Value
Rate, Maturity Date	($ x 1,000)	Assets	($ x 1,000)

Short-Term Investments 0.9% of net assets

Commercial Paper & Other Obligations 0.8%
Wells Fargo, Grand Cayman Time Deposit 4.75%, 11/01/07	14,143	0.8	14,143

U.S. Treasury Obligations 0.1%
Other Securities		0.1	836

Total Short-Term Investments (Cost $14,979)			14,979

End of Investments.

Security and Number		% of Net	Value
of Shares		Assets	($ x 1,000)

Collateral Invested for Securities on Loan 3.5% of net assets
Securities Lending Investment Fund, a series of the Brown Brothers Investment Trust	54,830,367	3.5	54,830

End of collateral invested for securities on loan.

At 10/31/07 the tax basis cost of the fund’s investments was $1,090,527 and the unrealized appreciation and depreciation were $573,253 and ($84,921), respectively, with a net unrealized appreciation of $488,332.

*	Non-income producing security.
(a)	All or a portion of this security is on loan. Please see complete schedule of holdings.
(b)	Fair-valued by Management. Please see complete schedule of holdings.
(c)	All or a portion of this security is held as collateral for open futures contracts. Please see complete schedule of holdings.
(d)	Issuer is affiliated with the fund’s adviser.
ADR — American Depositary Receipt. Please see complete schedule of holdings.

In addition to the above, the fund held the following at
10/31/07. All numbers are x 1,000 except number of futures contracts.

	Number of	Contract	Unrealized
	Contracts	Value	Gains

Futures Contracts
Russell 2000 Index, e-mini, Long, expires 12/21/07	35	2,913	151
S & P 500 Index, e-mini, Long, expires 12/21/07	130	10,107	370

			521

52 See financial notes

 Schwab Total Stock Market Index Fund

Statement of
Assets and Liabilities
As of October 31, 2007. All numbers x 1,000 except NAV.

Assets
Investments, at value including securities on loan of $54,184 (cost $1,090,185)		$1,578,859
Collateral invested for securities on loan		54,830
Cash		2
Receivables:
Fund shares sold		1,919
Dividends		1,271
Due from brokers for futures		170
Income from securities on loan		38
Interest		2
Prepaid expenses	+	7

Total assets		1,637,098

Liabilities
Collateral invested for securities on loan		54,830
Payables:
Investments bought		1,838
Investment adviser and administrator fees		31
Transfer agent and shareholder services fees		21
Fund shares redeemed		899
Accrued expenses	+	62

Total liabilities		57,681

Net Assets
Total assets		1,637,098
Total liabilities	−	57,681

Net assets		$1,579,417
Net Assets by Source
Capital received from investors		1,071,303
Net investment income not yet distributed		16,410
Net realized capital gains		2,509
Net unrealized capital gains		489,195

Net Asset Value (NAV) by Shares Class

			Shares
Share Class	Net Assets	÷	Outstanding	=	NAV

Investor Shares	$673,171		24,969		$26.96
Select Shares	$906,246		33,520		$27.04

See financial notes 53

 Schwab Total Stock Market Index Fund

Statement of
Operations
For November 1, 2006 through October 31, 2007. All numbers x 1,000.

Investment Income
Dividends (including $133 from affiliated issuer and net of $7 foreign withholding tax)		$26,583
Interest		759
Securities on loan	+	314

Total Investment Income		27,656

Net Realized Gains and Losses
Net realized gains on investments		16,302
Net realized losses on futures contracts	+	(137)

Net realized gains		16,165

Net Unrealized Gains and Losses
Net unrealized gains on investments		162,457
Net unrealized gains on futures contracts	+	429

Net unrealized gains		162,886

Expenses
Investment adviser and administrator fees		3,666
Transfer agent and shareholder service fees:
Investor Shares		1,605
Select Shares		843
Portfolio accounting fees		121
Registration fees		96
Custodian fees		52
Shareholder reports		51
Professional fees		45
Trustees’ fees		13
Other expenses	+	14

Total expenses		6,506

Increase in Net Assets from Operations
Total investment income		27,656
Net expenses	−	6,506

Net investment income		21,150
Net realized gains		16,165
Net unrealized gains	+	162,886

Increase in net assets from operations		$200,201

54 See financial notes

 Schwab Total Stock Market Index Fund

Statements of
Changes in Net Assets
For the current and prior report periods. All numbers x 1,000.

Operations

		11/1/06-10/31/07	11/1/05-10/31/06
Net investment income		$21,150	$17,272
Net realized gains		16,165	3,650
Net unrealized gains	+	162,886	172,034

Increase in net assets from operations		200,201	192,956

Distributions to Shareholders
Distributions from net investment income
Investor Shares		7,170	7,046
Select Shares	+	10,364	8,255

Total distributions from net investment income		$17,534	$15,301

Transactions in Fund Shares

		11/1/06-10/31/07		11/1/05-10/31/06
		SHARES	VALUE	SHARES	VALUE

Shares Sold
Investor Shares		4,388	$110,760	3,959	$87,655
Select Shares	+	7,297	184,566	8,052	178,696

Total shares sold		11,685	$295,326	12,011	$266,351

Shares Reinvested
Investor Shares		273	$6,688	302	$6,537
Select Shares	+	349	8,568	315	6,824

Total shares reinvested		622	$15,256	617	$13,361

Shares Redeemed
Investor Shares		(5,145)	($130,207)	(7,691)	($169,892)
Select Shares	+	(6,015)	(152,240)	(6,111)	(136,146)

Total shares redeemed		(11,160)	($282,447)	(13,802)	($306,038)

Net transactions in fund shares		1,147	$28,135	(1,174)	($26,326)

Shares Outstanding and Net Assets
		11/1/06-10/31/07		11/1/05-10/31/06
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		57,342	$1,368,615	58,516	$1,217,286
Total increase or decrease	+	1,147	210,802	(1,174)	151,329

End of period		58,489	$1,579,417	57,342	$1,368,615

Net investment income not yet distributed			$16,410		$13,499

See financial notes 55

Schwab International Index Fund®

Financial Statements

Financial Highlights

	11/1/06-	11/1/05-	11/1/04-	11/1/03-	11/1/02-
Investor Shares	10/31/07	10/31/06	10/31/05	10/31/04	10/31/03

Per—Share Data ($)

Net asset value at beginning of period	21.12	17.07	14.82	12.74	10.47

Income from investment operations:
Net investment income	0.50	0.48	0.35	0.26	0.23
Net realized and unrealized gains	4.92	3.92	2.18	2.05	2.25

Total income from investment operations	5.42	4.40	2.53	2.31	2.48
Less distributions:
Distributions from net investment income	(0.62)	(0.35)	(0.28)	(0.23)	(0.21)

Net asset value at end of period	25.92	21.12	17.07	14.82	12.74

Total return (%)	26.26	26.15	17.30	18.40	24.24

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses	0.69	0.69	0.68	0.69	0.65
Gross operating expenses	0.69	0.70	0.72	0.73	0.74
Net investment income	2.15	2.41	2.05	1.78	2.01
Portfolio turnover rate	5	11	10	1	7
Net assets, end of period ($ x 1,000,000)	872	706	595	550	494

	11/1/06-	11/1/05-	11/1/04-	11/1/03-	11/2/02-
Select Shares	10/31/07	10/31/06	10/31/05	10/31/04	10/31/03

Per—Share Data ($)

Net asset value at beginning of period	21.14	17.09	14.83	12.75	10.47

Income from investment operations:
Net investment income	0.54	0.50	0.38	0.28	0.25
Net realized and unrealized gains	4.93	3.93	2.19	2.05	2.26

Total income from investment operations	5.47	4.43	2.57	2.33	2.51
Less distributions:
Distributions from net investment income	(0.66)	(0.38)	(0.31)	(0.25)	(0.23)

Net asset value at end of period	25.95	21.14	17.09	14.83	12.75

Total return (%)	26.50	26.35	17.56	18.56	24.50

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses	0.50	0.50	0.50	0.50	0.49
Gross operating expenses	0.54	0.55	0.57	0.58	0.59
Net investment income	2.34	2.60	2.23	1.97	2.19
Portfolio turnover rate	5	11	10	1	7
Net assets, end of period ($ x 1,000,000)	1,264	954	776	687	629

56 See financial notes

 Schwab International Index Fund

Portfolio Holdings as of October 31, 2007

This section shows the fund’s 50 largest portfolio holdings in unaffiliated issuers and any holdings exceeding 1% of the fund’s total net assets as of the report date. The remaining securities held by the fund are grouped as “Other Securities” in each category. You can request a complete schedule of portfolio holdings as of the report date, free of charge, by calling Schwab Funds® at 1-800-435-4000. This complete schedule, filed on the fund’s Form N-CSR, is also available on the SEC’s website at http://www.sec.gov.

In addition, the fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. A copy of the fund’s most recently filed quarterly schedule of portfolio holdings, included on the fund’s Form N-CSR (with respect to the fund’s second and fourth fiscal quarters) or Form N-Q (with respect to the fund’s first and third fiscal quarters), is available by visiting Schwab’s website at www.schwab.com/schwabfunds.

			Cost	Value
Holdings by Category			($ x 1,000)	($ x 1,000)

99.1%		Common Stock	1,072,683	2,116,778
0.2%		Preferred Stock	1,902	3,761
0.8%		Short-Term Investment	16,332	16,332

100.1%		Total Investments	1,090,917	2,136,871
8.0%		Collateral Invested for Securities on Loan	171,240	171,240
(8	.1)%	Other Assets and Liabilities, Net		(172,222)

100.0%		Net Assets		2,135,889

Security and Number		% of Net	Value
of Shares		Assets	($ x 1,000)

Common Stock 99.1% of net assets

Australia 5.2%
BHP Billiton Ltd.	561,860	1.1	24,466
Commonwealth Bank of Australia	208,546	0.6	12,011
Other Securities		3.5	74,524

		5.2	111,001

Austria 0.1%
Other Securities		0.1	2,714

Belgium 1.2%
Fortis NPV	358,772	0.5	11,522
Other Securities		0.7	13,935

		1.2	25,457

Canada 7.3%
Manulife Financial Corp.	248,015	0.5	11,602
Royal Bank of Canada	208,629	0.6	12,377
Other Securities		6.2	131,945

		7.3	155,924

Denmark 0.6%
Other Securities		0.6	12,895

Finland 1.6%
Nokia Oyj	653,383	1.2	25,949
Other Securities		0.4	8,785

		1.6	34,734

France 10.6%
Axa (a)	294,219	0.6	13,215
BNP Paribas	132,707	0.7	14,708
Sanofi-Aventis	159,066	0.7	13,992
Suez S.A.	210,302	0.6	13,721
Total S.A. (a)	391,245	1.5	31,572
Other Securities		6.5	138,312

		10.6	225,520

Germany 8.8%
Allianz SE-Reg’d	73,400	0.8	16,528
BASF AG	81,412	0.5	11,271
DaimlerChrysler AG - Reg’d	171,504	0.9	18,763
Deutsche Bank AG – Reg’d (a)	85,135	0.5	11,320
E.ON AG	113,017	1.0	22,095
Siemens AG - Reg’d	148,578	0.9	20,147
Other Securities		4.2	87,953

		8.8	188,077

Greece 0.3%
Other Securities		0.3	6,483

Hong Kong 1.2%
Other Securities		1.2	25,940

Ireland 0.6%
Other Securities		0.6	11,807

Italy 3.7%
Eni S.p.A.	409,247	0.7	14,943
Intesa Sanpaolo S.p.A.	1,516,907	0.6	12,034
UniCredito Italiano S.p.A.	1,999,127	0.8	17,197
Other Securities		1.6	35,760

		3.7	79,934

Japan 15.1%
Mitsubishi UFJ Financial Group, Inc.	1,632,070	0.8	16,331
Nintendo Co., Ltd.	18,239	0.5	11,583

See financial notes 57

 Schwab International Index Fund

Portfolio Holdings continued

Security and Number		% of Net	Value
of Shares		Assets	($ x 1,000)

Sumitomo Mitsui Financial Group, Inc.	1,436	0.5	11,763
Toyota Motor Corp.	451,003	1.2	25,817
Other Securities		12.1	257,722

		15.1	323,216

Luxembourg 0.5%
Other Securities		0.5	10,063

Netherlands 3.3%
ING Groep N.V. - CVA	360,281	0.8	16,284
Other Securities		2.5	54,590

		3.3	70,874

Norway 0.6%
Other Securities		0.6	13,491

Portugal 0.4%
Other Securities		0.4	8,417

Singapore 0.5%
Other Securities		0.5	11,406

Spain 4.6%
Banco Bilbao Vizcaya Argentaria S.A.	585,315	0.7	14,813
Banco Santander Central Hispano S.A.	1,035,917	1.1	22,655
Telefonica S.A.	810,211	1.3	26,827
Other Securities		1.5	33,135

		4.6	97,430

Sweden 1.8%
Other Securities		1.8	38,520

Switzerland 7.1%
ABB Ltd. - Reg’d	375,699	0.5	11,358
Credit Suisse Group - Reg’d	201,032	0.6	13,585
Nestle S.A. - Reg’d	65,630	1.4	30,313
Novartis AG - Reg’d	447,192	1.1	23,788
Roche Holding AG - Genusschein	115,224	0.9	19,681
UBS AG - Reg’d	342,352	0.9	18,354
Other Securities		1.7	34,319

		7.1	151,398

United Kingdom 23.1%
Anglo American plc	218,499	0.7	15,198
AstraZeneca plc	245,264	0.6	12,078
Barclays plc	1,071,184	0.6	13,557
BHP Billiton plc	385,794	0.7	14,816
BP plc	3,155,561	1.9	41,054
GlaxoSmithKline plc	941,879	1.1	24,193
HSBC Holdings plc	1,921,805	1.8	38,103
Iberdrola S.A.	819,620	0.6	13,222
Rio Tinto plc	167,659	0.7	15,722
Royal Bank of Scotland Group plc	1,626,109	0.8	17,562
Royal Dutch Shell plc, Class A	588,320	1.2	25,813
Royal Dutch Shell plc, Class B	454,943	0.9	19,849
Tesco plc	1,290,117	0.6	13,124
Vodafone Group plc	8,644,390	1.6	34,064
Other Securities		9.3	194,322

		23.1	492,677

United States 0.9%
iShares MSCI EAFE Index Fund	200,000	0.8	17,236
Other Securities		0.1	1,564

		0.9	18,800
Total Common Stock (Cost $1,072,683)			2,116,778

Preferred Stock 0.2% of net assets

Germany 0.2%
Other Securities		0.2	3,761
Total Preferred Stock (Cost $1,902)			3,761

Security	Face Amount	% of Net	Value
Rate, Maturity Date	($ x 1,000)	Assets	($ x 1,000)

Short-Term Investment 0.8% of net assets
Wells Fargo, Grand Cayman Time Deposit 4.75%, 11/01/07	16,332	0.8	16,332
Total Short-Term Investments (Cost $16,332)			16,332

End of Investments.

Security and Number		% of Net	Value
of Shares		Assets	($ x 1,000)

Collateral Invested for Securities on Loan 8.0% of net assets
Securities Lending Invesments Fund, a series of the Brown Brothers Investment Trust	171,239,558	8.0	171,240

End of collateral invested for securities on loan.

58 See financial notes

 Schwab International Index Fund

Portfolio Holdings continued

At 10/31/07 the tax basis cost of the fund’s investments was $1,106,071, and the unrealized appreciation and depreciation were $1,060,276 and ($29,476), respectively, with a net unrealized appreciation of $1,030,800.

At 10/31/07, the values of certain foreign securities held by the fund aggregating $1,940,391 were adjusted from their closing market values following the guidelines adopted by the fund’s Board of Trustees.

*	Non-income producing security. Please see complete schedule of holdings.
(a)	All or a portion of this security is on loan.
(b)	Fair-valued by Management. Please see complete schedule of holdings.

See financial notes 59

 Schwab International Index Fund

Statement of
Assets and Liabilities
As of October 31, 2007. All numbers x 1,000 except NAV.

Assets
Investments, at value including securities on loan of $163,356 (cost $1,090,917)		$2,136,871
Collateral invested for securities on loan		171,240
Receivables:
Dividends		3,516
Fund shares sold		2,291
Reclaims		431
Income from securities on loan		186
Interest		2
Prepaid expenses	+	8

Total assets		2,314,545

Liabilities
Collateral invested for securities on loan		171,240
Payables:
Investments bought		6,347
Investment adviser and administrator fees		110
Transfer agent and shareholder services fees		24
Fund shares redeemed		804
Accrued expenses	+	131

Total liabilities		178,656

Net Assets
Total assets		2,314,545
Total liabilities	−	178,656

Net assets		$2,135,889
Net Assets by Source
Capital received from investors		1,287,066
Net investment income not yet distributed		27,472
Net realized capital losses		(224,632)
Net unrealized capital gains		1,045,983

Net Asset Value (NAV) by Shares Class

			Shares
Share Class	Net Assets	÷	Outstanding	=	NAV

Investor Shares	$871,512		33,622		$25.92
Select Shares	$1,264,377		48,729		$25.95

60 See financial notes

 Schwab International Index Fund

Statement of
Operations
For November 1, 2006 through October 31, 2007. All numbers x 1,000.

Investment Income
Dividends (net of $4,844 foreign withholding tax)		$51,230
Interest		519
Securities on loan	+	1,389

Total Investment Income		53,138

Net Realized Gains and Losses
Net realized gains on investments		36,172
Net realized gains on foreign currency translations	+	143

Net realized gains		36,315

Net Unrealized Gains and Losses
Net unrealized gains on investments		363,697
Net unrealized gains on foreign currency translations	+	19

Net unrealized gains		363,716

Expenses
Investment adviser and administrator fees		7,366
Transfer agent and shareholder service fees:
Investor Shares		1,946
Select Shares		1,094
Custodian fees		423
Registration fees		108
Portfolio accounting fees		108
Shareholder reports		76
Professional fees		48
Trustees’ fees		15
Other expenses	+	13

Total expenses		11,197
Expense reduction by adviser and Schwab	−	387

Net expenses		10,810

Increase in Net Assets from Operations
Total investment income		53,138
Net expenses	−	10,810

Net investment income		42,328
Net realized gains		36,315
Net unrealized gains	+	363,716

Increase in net assets from operations		$442,359

See financial notes 61

 Schwab International Index Fund

Statements of
Changes in Net Assets
For the current and prior report periods. All numbers x 1,000.

Operations

		11/1/06-10/31/07	11/1/05-10/31/06
Net investment income		$42,328	$38,610
Net realized gains		36,315	36,595
Net unrealized gains	+	363,716	278,207

Increase in net assets from operations		442,359	353,412

Distributions to Shareholders
Distributions from net investment income
Investor Shares		20,568	12,022
Select Shares	+	29,711	17,265

Total distributions from net investment income		$50,279	$29,287

Transactions in Fund Shares

		11/1/06-10/31/07		11/1/05-10/31/06
		SHARES	VALUE	SHARES	VALUE

Shares Sold
Investor Shares		6,551	$149,920	5,781	$111,778
Select Shares	+	8,448	193,668	7,746	148,437

Total shares sold		14,999	$343,588	13,527	$260,215

Shares Reinvested
Investor Shares		875	$18,798	619	$11,010
Select Shares	+	1,257	26,990	882	15,675

Total shares reinvested		2,132	$45,788	1,501	$26,685

Shares Redeemed
Investor Shares		(7,214)	($164,681)	(7,861)	($150,978)
Select Shares	+	(6,076)	(140,165)	(8,930)	(171,954)

Total shares redeemed		(13,290)	($304,846)	(16,791)	($322,932)

Net transactions in fund shares		3,841	$84,530	(1,763)	($36,032)

Shares Outstanding and Net Assets
		11/1/06-10/31/07		11/1/05-10/31/06
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		78,510	$1,659,279	80,273	$1,371,186
Total increase or decrease	+	3,841	476,610	(1,763)	288,093

End of period		82,351	$2,135,889	78,510	$1,659,279

Net investment income not yet distributed			$27,472		$34,946

62 See financial notes

 Schwab Equity Index Fund

Financial Notes

1. Business Structure of the Funds

Each of the fund’s discussed in this report is a series of Schwab Capital Trust, except for Schwab 1000 Index Fund, which is a series of Schwab Investments. Both Schwab Capital Trust and Schwab Investments (the “trusts”), are no-load, open-end management investment companies. The trusts are organized as a Massachusetts business trust and are registered under the Investment Company Act of 1940 (the “1940 Act”), as amended. The list below shows all the funds in each trust including the funds discussed in this report, which are highlighted:

Schwab Capital Trust (organized May 7, 1993)
Schwab S&P 500 Index Fund
Schwab Institutional Select S&P 500 Fund
Schwab Small-Cap Index Fund
Schwab Total Stock Market Index Fund
Schwab International Index Fund
Schwab MarketTrack All Equity Portfolio
Schwab MarketTrack Growth Portfolio
Schwab MarketTrack Balanced Portfolio
Schwab MarketTrack Conservative Portfolio
Laudus U.S. MarketMasters Fund
Laudus Small-Cap MarketMasters Fund
Laudus International MarketMasters Fund
Schwab Viewpoints Fund
Schwab Premier Equity Fund
Schwab Core Equity Fund
Schwab Dividend Equity Fund
Schwab Large-Cap Growth Fund
Schwab Small-Cap Equity Fund
Schwab Hedged Equity Fund
Schwab Financial Services Fund
Schwab Health Care Fund
Schwab Technology Fund
Schwab Target 2010 Fund
Schwab Target 2020 Fund
Schwab Target 2030 Fund
Schwab Target 2040 Fund
Schwab Retirement Income Fund
Schwab Fundamental US Large Company Index Fund
Schwab Fundamental US Small-Mid Company Index Fund
Schwab Fundamental International Large Company Index Fund

Schwab Investments (organized October 26, 1990)
Schwab 1000 Index Fund
Schwab YieldPlus Fund
Schwab Short-Term Bond Market Fund
Schwab Total Bond Market Fund
Schwab GNMA Fund
Schwab Inflation Protected Fund
Schwab Tax-Free YieldPlus Fund
Schwab Tax-Free Bond Fund
Schwab California Tax-Free YieldPlus Fund
Schwab California Tax-Free Bond Fund
Schwab Global Real Estate Fund

The Schwab Equity Index Funds, with the exception of Schwab Institutional Select S&P 500 Fund, offer multiple share classes. Shares of each class represent interest in the same portfolio, but each class has different expenses and investment minimums. The e.Shares® are available only to clients of Schwab Institutional®, Charles Schwab Trust Company and certain tax-advantaged retirement plans, and can only be traded electronically. Schwab S&P 500 Index Fund offers three classes of shares: Investor Shares, Select Shares® and e.Shares®. Schwab 1000 Index Fund, Schwab Small-Cap Index Fund, Schwab Total Market Index Fund and Schwab International Index Fund each offer two classes of shares: Investor Shares and Select Shares®. Schwab Institutional Select S&P 500 Fund offers one share class.

Shares are bought and sold at net asset value, or NAV, which is the price for all outstanding shares. Each share has a par value of 1/1,000 of a cent, and the trustees may authorize the issuance of as many shares as necessary.

2. Significant Accounting Policies:

The following is a summary of the significant accounting policies the funds used in the preparation of financial statements. The accounting policies are in conformity with accounting principles generally accepted in the United States of America.

 63

 Schwab Equity Index Fund

Financial Notes (continued)

2. Significant Accounting Policies (continued):

(a) Security Valuation:

The funds value the securities in their portfolios every business day. The funds use the following policies to value various types of securities:

•	Securities traded on an exchange or over-the-counter: valued at the closing value for the day, or, on days when no closing value has been reported, halfway between the most recent bid and asked quotes. Securities that are primarily traded on foreign exchanges are valued at the closing values of such securities on their respective exchanges with these values then translated into U.S. dollars at the current exchange rate.

•	Securities for which no quoted value is available or when a significant event has occurred between the time of the security’s last close and the time the fund calculates net asset value: valued at fair value, as determined in good faith by the funds’ investment adviser using guidelines adopted by the funds’ Board of Trustees and the Pricing Committee. Some of the more common reasons that may necessitate that a security be valued at fair value include: the security’s trading has been halted or suspended; the security has been de-listed from a national exchange; the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; the security’s primary pricing source is not able or willing to provide a price, or certain foreign securities’ closing market values adjusted for changes in value that may occur between the close of a foreign exchange and the time at which a Fund’s shares are priced. The Board of Trustees regularly reviews fair value determinations made by the funds pursuant to the procedures.

•	Futures and forward currency contracts: valued at their settlement prices as of the close of their exchanges (for futures) or at a market value based on that day’s exchange rates (for forwards). When a fund closes out a futures or forwards position, it calculates the difference between the value of the position at the beginning and at the end of the contract, and records a realized gain or loss accordingly.

•	Short-term securities (60 days or less to maturity): valued at amortized cost.

•	Mutual funds: valued at their respective net asset values as determined by those funds in accordance with the 1940 Act for a given day.

(b) Portfolio Investments:

Futures Contract: The funds may invest in futures contracts. Futures contracts involve certain risks because they can be very sensitive to market movements.

One risk is that the price of a futures contract may not move in perfect correlation with the price of the underlying securities. Another risk is that, at certain times, it may be impossible for a fund to close out a position in a futures contract, due to a difference in trading hours or to market conditions that may reduce the liquidity for a futures contract or its underlying securities. The potential for losses associated with futures contracts may exceed amounts recorded in the Statement of Assets and Liabilities.

Because futures contracts carry inherent risks, a fund must give the broker a deposit of cash and/or securities (the “initial margin”) whenever it enters into the futures contract. The amount of the deposit may vary from one contract to another, but it is generally a percentage of the contract amount.

Futures are traded publicly on exchanges, and their market value changes daily. A fund records the daily change in market value of futures, and also the change in the amount of margin deposit required (“due to / from broker”).

Forward Currency Contract: The Schwab International Index Fund may invest in forward currency contracts in connection with the purchase and sale of portfolio securities to minimize the uncertainty of changes in future foreign currency exchange rates. “Forwards”, as they are known, are contracts to buy and sell a currency at a set price on a future date. Forwards are similar to futures except that they are not publicly traded, but are agreements directly between two parties.

As with futures, forwards involve certain risks that are not fully reflected in the fund’s financials. If counter-parties to the contracts or if the value of the foreign currency changes unfavorably, the fund could sustain a loss.

Repurchase Agreements: The funds may enter into repurchase agreements. In a repurchase agreement, a fund buys a security from another party (usually a financial institution) with the agreement that it be sold back in the future. The date, price and other conditions are all specified when the agreement is created.

64

 Schwab Equity Index Fund

Financial Notes (continued)

2. Significant Accounting Policies (continued):

Each funds’ repurchase agreements will be fully collateralized by U.S. government securities. All collateral is held by the funds’ custodian (or, with tri-party agreements, the agent’s bank) and is monitored daily to ensure that its market value is at least equal to the repurchase price under the agreement.

Securities Lending: The funds may loan securities to certain brokers, dealers and other financial institutions that pay the funds negotiated fees. The funds receive cash, letters of credit or U.S. Government securities as collateral on these loans. All of the cash collateral received is reinvested in high quality, short-term investments. The value of the collateral must be at least 102% of the market value of the loaned securities as of the first day of the loan, and at least 100% each day thereafter. If the value of the collateral falls below 100%, it will be adjusted the following day.

(c) Security Transactions:

Security transactions are recorded as of the date the order to buy or sell the security is executed. Realized gains and losses from security transactions are based on the identified costs of the securities involved.

Assets and liabilities denominated in foreign currencies are reported in U.S. dollars. For assets and liabilities held on a given date, the dollar value is based on market exchange rates in effect on that date. Transactions involving foreign currencies, including purchases, sales, income receipts and expense payments, are calculated using exchange rates in effect on the transaction date.

(d) Investment Income:

Interest Income is recorded as it accrues. Dividends and distributions from portfolio securities and underlying funds are recorded on the date they are effective (the ex-dividend date), although the funds record certain foreign security dividends on the day they learn of the ex-dividend date.

(e) Expenses:

Expenses that are specific to a fund or a class are charged directly to that fund or class. Expenses that are common to all funds within the trusts generally are allocated among the funds in proportion to their average daily net assets.

For funds offering multiple share classes, the net investment income, other than class specific expenses, and the realized and unrealized gains or losses, are allocated daily to each class in proportion to its net assets.

(f) Distributions to Shareholders:

The funds make distributions from net investment income and net realized capital gains once a year.

(g) Custody Credit:

Each fund has an arrangement with its custodian bank under which the fund receives a credit for its uninvested cash balance to offset its custody fees and accounting fees. The credit amounts (if any) are disclosed in the Statement of Operations as a reduction to the fund’s operating expenses.

(h) Accounting Estimates:

The accounting policies described in this report conform with accounting principles generally accepted in the United States of America. Notwithstanding this, shareholders should understand that in order to follow these principles, fund management has to make estimates and assumptions that affect the information reported in the financial statements. It’s possible that once the results are known, they may turn out to be different from these estimates.

(i) Federal Income Taxes:

The funds intend to meet federal income and excise tax requirements for regulated investment companies. Accordingly, the funds distribute substantially all of their net investment income and realized net capital gains (if any) to their respective shareholders each year. As long as a fund meets the tax requirements, it is not required to pay federal income tax.

 65

 Schwab Equity Index Fund

Financial Notes (continued)

2. Significant Accounting Policies (continued):

Each fund maintains its own account for purposes of holding assets and accounting, and is considered a separate entity for tax purposes.

(j) Indemnification:

Under the funds’ organizational documents, the officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the funds. In addition, in the normal course of business the funds enter into contracts with their vendors and others that provide general indemnifications. The funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the funds. However, based on experience, the funds expect the risk of loss to be remote.

(k) New Accounting Standards:

Financial Accounting Standards Board Interpretation (FIN) No. 48 — Accounting for Uncertainty in Income Taxes — an Interpretation of SFAS No. 109, was issued in July 2006 and is effective for fiscal years beginning after December 15, 2006. This Interpretation provides new requirements for the recognition, measurement, and disclosure in the financial statements of a tax position taken or expected to be taken in a tax return when there is uncertainty about whether that tax position will ultimately be sustained. A fund with a fiscal year ending October 31 will implement FIN 48 no later than April 30, 2008 and it will apply to all open tax years. Management is currently evaluating the impact of adopting FIN 48, and at this time, believes that the adoption will have no material impact on the funds’ financial statements.

In September 2006, the Financial Accounting Standards Board (FASB) issued Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (SFAS No. 157). SFAS No. 157 defines fair value, establishes a framework for measuring fair value in accordance with generally accepted accounting principles and expands disclosure about fair value measurements. SFAS No. 157 is effective for fiscal years beginning after November 15, 2007. Management is currently evaluating the impact of adopting SFAS No. 157 on the funds’ financial statements.

3.	Affiliates and Affiliated Transactions:
(All dollar amounts are x 1,000)

Charles Schwab Investment Management, Inc. (CSIM or the investment adviser), a wholly owned subsidiary of The Charles Schwab Corporation, serves as each funds’ investment adviser and administrator pursuant to an Investment Advisory and Administration Agreement (Advisory Agreement) between it and the trusts.

For its advisory and administrative services to each fund, the investment adviser is entitled to receive an annual fee payable monthly based on the fund’s average daily net assets described as follows:

		Institutional			Total Stock
	S&P 500	Select	1000	Small-Cap	Market	International
Average daily net assets	Index Fund	S&P 500 Fund	Index Fund	Index Fund	Index Fund	Index Fund

First $500 million	0.15%	0.15%	0.30%	0.33%	0.30%	0.43%
$500 million to $5 billion	0.09%	0.09%	0.22%	0.28%	0.22%	0.38%
$5 billion to $10 billion	0.08%	0.08%	0.20%	0.28%	0.22%	0.38%
Over $10 billion	0.07%	0.07%	0.18%	0.28%	0.22%	0.38%

Charles Schwab & Co., Inc. (“Schwab”) is an affiliate of the investment adviser and is the trusts’ transfer agent and shareholder services agent.

66

 Schwab Equity Index Fund

Financial Notes (continued)

3.	Affiliates and Affiliated Transactions (continued): (All dollar amounts are x 1,000)

For its transfer agent and shareholder services, Schwab is entitled to receive an annual fee payable monthly based on each funds’ average daily net assets described as follows:

	Transfer Agent Fees	Shareholder Service Fees

Investor Shares	0.05%	0.20%
Select Shares	0.05%	0.05%
e. Shares*	0.05%	0.05%
Institutional Select Shares	0.05%	0.05%

*	e.Shares is only offered by S&P 500 Index Fund

Although these agreements specify certain fees for these services, CSIM and Schwab have made additional agreements with the funds to limit the total expenses charged, excluding interest, taxes and certain non-routine expenses, through February 27, 2008, as follows:

		Institutional			Total Stock
	S&P 500	Select	1000	Small-Cap	Market	International
	Index Fund	S&P 500 Fund	Index Fund	Index Fund	Index Fund	Index Fund

Investor Shares	0.37%	n/a	0.51%	0.60%	0.58%	0.69%
Select Shares	0.19%	n/a	0.36%	0.42%	0.39%	0.50%
e.Shares*	0.28%	n/a	n/a	n/a	n/a	n/a
Institutional Select Shares	n/a	0.10%	n/a	n/a	n/a	n/a

*	e.Shares is only offered by S&P 500 Index Fund

The funds may engage in certain transactions involving related parties. For instance, a fund may own shares of The Charles Schwab Corporation if that company is included in its index. The funds also may let other Schwab Funds buy and sell fund shares, particularly Schwab MarketTrack Portfolios, which seek to provide investors with allocated portfolios of Schwab Index funds. As of October 31, 2007, the percentages of fund shares owned by other Schwab Funds are:

		Institutional			Total Stock
	S&P 500	Select	1000	Small-Cap	Market	International
	Index Fund	S&P 500 Fund	Index Fund	Index Fund	Index Fund	Index Fund

Schwab MarketTrack Portfolios:
All Equity Portfolio	—	9.4%	—	9.6%	—	9.8%
Growth Portfolio	—	6.7%	—	9.2%	—	7.9%
Balanced Portfolio	—	3.2%	—	5.0%	—	4.4%
Conservative Portfolio	0.6%	0.1%	—	2.0%	—	1.8%
Schwab Annuity Portfolios:
Growth Portfolio II	—	0.4%	—	0.6%	—	0.5%

The funds may make direct transactions with certain other Schwab Funds when practical. When one fund is seeking to sell a security that another is seeking to buy, an interfund transaction can allow both funds to benefit by reducing transaction costs. This practice is limited to funds that share the same investment adviser, trustees and officers. As of October 31, 2007, the funds’ total security transactions with other Schwab Funds were as follows:

S&P 500 Index Fund	$16,789
Institutional Select S&P 500 Fund	85,870
1000 Index Fund	245,663
Small-Cap Index Fund	139,149
Total Stock Market Index Fund	1,394
International Index Fund	6,124

 67

 Schwab Equity Index Fund

Financial Notes (continued)

3.	Affiliates and Affiliated Transactions (continued): (All dollar amounts are x 1,000)

Pursuant to an exemptive order issued by the SEC, the funds may enter into interfund borrowing and lending transactions within the Schwab Funds. All loans are for temporary or emergency purposes only. The interest rate charged on the loan is the average of the overnight repurchase agreement rate and the short-term bank loan rate. The interfund lending facility is subject to the oversight and periodic review of the Board of Trustees of the Schwab Funds. There was no interfund borrowing or lending activity for any funds during the period.

Trustees

Trustees may include people who are officers and/or directors of the investment adviser or Schwab. Federal securities law limit the percentage of such “interested persons” who may serve on a trust’s board, and the trusts were in compliance with these limitations throughout the report period. The trusts did not pay any of these persons for their service as trustees, but it did pay non-interested persons (independent trustees), as noted in each fund’s Statement of Operations.

4. Borrowing from Banks:

The funds may borrow money from banks and custodians. The funds may obtain temporary bank loans through the trusts to which they belong, to use for meeting shareholder redemptions or for extraordinary or emergency purposes. The Schwab Funds have custodian overdraft facilities and uncommitted line of credit arrangements of $150 million and $100 million with State Street Corporation and Bank of America, N.A., respectively. The funds pay interest on the amounts they borrow at rates that are negotiated periodically. There were no borrowings from the line of credit for the funds during the period.

5.	Purchases and Sales of Investment Securities:
(All dollar amounts are x 1,000)

For the fiscal year ended October 31, 2007, purchases and sales of securities (excluding short-term obligations) were as follows:

	Purchases of Securities	Sales/Maturities of Securities

S&P 500 Index Fund	$132,402	348,936
Institutional Select S&P 500 Fund	772,934	19,581
1000 Index Fund	450,668	743,557
Small-Cap Index Fund	554,258	522,159
Total Stock Market Index Fund	70,056	9,530
International Index Fund	183,007	100,765

6.	Redemption Fee:
(All dollar amounts are x 1,000)

The funds may impose a short-term redemption fee on any fund shares that are redeemed or exchanged by a shareholder within a specified number of days of the purchase date. The funds charge 2.00% of early withdrawal fees on shares redeemed or

68

 Schwab Equity Index Fund

Financial Notes (continued)

6.	Redemption Fee (continued): (All dollar amounts are x 1,000)

exchanged 30 days or less after the purchase. The redemption amounts are net of the redemption fee proceeds on the Statement of Changes in Net Assets. The redemption fees charged during the current and prior fiscal year are:

	Current Period	Prior Period
	(11/01/06 — 10/31/07)	(11/01/05 — 10/31/06)

S&P 500 Index Fund
Investor Shares	$109	$57
Select Shares	85	60
e.Shares	4	2
Institutional Select S&P 500 Fund	49	31
1000 Index Fund
Investor Shares	90	87
Select Shares	41	22
Small-Cap Index Fund
Investor Shares	19	19
Select Shares	3	5
Total Stock Market Index Fund
Investor Shares	18	15
Select Shares	29	28
International Index Fund
Investor Shares	24	18
Select Shares	29	63

7.	Federal Income Taxes:
(All dollar amounts are x 1,000)

As of October 31, 2007, the components of distributable earnings on a tax-basis were as follows:

		Institutional			Total Stock
	S&P 500	Select	1000	Small-Cap	Market	International
	Index Fund	S&P 500 Fund	Index Fund	Index Fund	Index Fund	Index Fund

Undistributed ordinary income	$110,914	$41,335	$80,150	$22,162	$16,259	$39,603
Undistributed long-term capital gains	—	—	5,020	241,226	3,523	—
Unrealized appreciation	3,608,096	605,643	4,299,861	468,572	573,253	1,060,276
Unrealized depreciation	(389,090)	(77,624)	(102,476)	(140,788)	(84,921)	(29,476)
Other unrealized appreciation/(depreciation)	—	—	—	—	—	29

Net unrealized appreciation/(depreciation)	3,219,006	528,019	4,197,385	327,784	488,332	1,030,829

The primary difference between book-basis and tax-basis unrealized appreciation or unrealized depreciation of investments is the tax deferral of losses on wash sales.

Capital loss carry forwards may be used to offset future realized capital gains for federal income tax purposes.

 69

 Schwab Equity Index Fund

Financial Notes (continued)

7.	Federal Income Taxes (continued): (All dollar amounts are x 1,000)

As of October 31, 2007, the following funds had capital loss carry forwards available to offset net capital gains before the expiration dates:

		Institutional			Total Stock
	S&P 500	Select	1000	Small-Cap	Market	International
Expire	Index Fund	S&P 500 Fund	Index Fund	Index Fund	Index Fund	Index Fund

2009	$7,194	$6,440	$—	$—	$—	$61,592
2010	400,268	27,646	—	—	—	112,722
2011	72,381	1,609	—	—	—	39,016
2012	29,212	—	—	—	—	8,278
2013	175,896	—	—	—	—	—
2014	109,257	2,359	—	—	—	—

Total	$794,208	$38,054	$—	$—	$—	$221,608

As of October 31, 2007, the capital losses carried from prior years were utilized to offset current year’s capital gains as follows:

		Institutional			Total Stock
	S&P 500	Select	1000	Small-Cap	Market	International
	Index Fund	S&P 500 Fund	Index Fund	Index Fund	Index Fund	Index Fund

Capital losses utilized	$69,534	$10,467	$308,636	$—	$13,418	$36,036

The tax-basis components of distributions paid during the current and prior fiscal years were:

		Institutional			Total Stock
	S&P 500	Select	1000	Small-Cap	Market	International
	Index Fund	S&P 500 Fund	Index Fund	Index Fund	Index Fund	Index Fund

Current period distributions
Ordinary income	$129,803	$32,922	$92,244	$63,308	$17,534	$50,279
Long-term capital gains	—	—	—	145,856	—	—
Return of capital	—	—	—	—	—	—

Prior period distributions
Ordinary income	$129,338	$18,249	$86,881	$11,211	$15,301	$29,287
Long-term capital gains	—	—	—	10,495	—	—
Return of capital	—	—	—	—	—	—

Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to differing treatment for items such as non-U.S. currency gains and losses, short-term capital gains and losses; capital losses related to wash sales, unrealized appreciation of certain investments in non-U.S. securities; paydowns on fixed-income securities; and income on certain investments. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by each fund for financial reporting purposes. Each fund may also designate a portion of the amount paid to redeeming shareholders as a distribution for tax purposes.

70

 Schwab Equity Index Fund

Financial Notes (continued)

7.	Federal Income Taxes (continued): (All dollar amounts are x 1,000)

The permanent book and tax basis differences may result in reclassifications between capital account and other accounts as required. The adjustments will have no impact on net assets or the results of operations. As of October 31, 2007, the funds made the following reclassifications:

		Institutional			Total Stock
	S&P 500	Select	1000	Small-Cap	Market	International
	Index Fund	S&P 500 Fund	Index Fund	Index Fund	Index Fund	Index Fund

Capital shares	$(1)	$—	$(380)	$(607)	$—	$—
Undistributed net investment income	(1,050)	(249)	(1,595)	(2,106)	(705)	477
Net realized capital gains and losses	1,051	249	1,975	2,713	705	(477)

 71

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders of:
Schwab S&P 500 Index Fund
Schwab Institutional Select S&P 500 Fund
Schwab 1000 Index Fund
Schwab Small-Cap Index Fund
Schwab Total Stock Market Index Fund
Schwab International Index Fund

In our opinion, the accompanying statements of assets and liabilities, including the portfolio holdings, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Schwab 1000 Index Fund (one of the portfolios constituting Schwab Investments), Schwab S&P 500 Index Fund, Schwab Institutional Select S&P 500 Fund, Schwab Small-Cap Index Fund, Schwab Total Stock Market Index Fund and Schwab International Index Fund (five of the portfolios constituting Schwab Capital Trust, hereafter collectively referred to as the ‘Funds‘) at October 31, 2007, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as ‘financial statements‘) are the responsibility of the Funds’ management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2007 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
San Francisco, California
December 13, 2007

72

Other Federal Tax Information (unaudited)
(All dollar amounts are x 1,000)

For corporate shareholders, the following percentage of the funds dividend distributions paid during the fiscal year ended October 31, 2007, qualify for the corporate dividends received deduction:

Percentage

S&P 500 Index Fund	100.00
Institutional Select S&P 500 Fund	94.97
1000 Index Fund	100.00
Small-Cap Index Fund	28.23
Total Stock Market Index Fund	100.00
International Index Fund	—

For the fiscal year ended October 31, 2007, the funds designate the following amounts of the dividend distributions as qualified dividends for the purpose of the maximum rate under section 1(h)(ii) of the Internal Revenue Code. Shareholders will be notified in January 2008 via IRS form 1099 of the amounts for use in preparing their 2007 income tax return.

S&P 500 Index Fund	$129,803
Institutional Select S&P 500 Fund	32,922
1000 Index Fund	92,244
Small-Cap Index Fund	10,026
Total Stock Market Index Fund	17,534
International Index Fund	38,719

The Schwab International Index Fund may elect to pass on the benefits of the foreign tax credit of $4,792 to its shareholders for the year ended October 31, 2007. The respective foreign source income on the Fund is $52,405.

 73

Investment Advisory Agreement Approval

The Investment Company Act of 1940 (the “1940 Act”) requires that initial approval of, as well as the continuation of, a fund’s investment advisory agreement must be specifically approved (1) by the vote of the trustees or by a vote of the shareholders of the fund, and (2) by the vote of a majority of the trustees who are not parties to the investment advisory agreement or “interested persons” of any party (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval. In connection with such approvals, the fund’s trustees must request and evaluate, and the investment adviser is required to furnish, such information as may be reasonably necessary to evaluate the terms of the advisory agreement. In addition, the Securities and Exchange Commission (the “SEC”) takes the position that, as part of their fiduciary duties with respect to fund fees, fund boards are required to evaluate the material factors applicable to a decision to approve an investment advisory agreement.

Consistent with these responsibilities, the Board of Trustees (the “Board” or the “Trustees”, as appropriate) calls and holds one or more meetings each year that are dedicated, in whole or in part, to considering whether to renew the investment advisory agreement between Schwab Capital Trust and Schwab Investments (collectively, the “Trusts”) and CSIM (the “Agreement”) with respect to existing funds in the Trusts, including the funds covered in this annual report, and to review certain other agreements pursuant to which CSIM provides investment advisory services to certain other registered investment companies. In preparation for the meeting(s), the Board requests and reviews a wide variety of materials provided by CSIM, including information about CSIM’s affiliates, personnel and operations. The Board also receives extensive data provided by third parties. This information is in addition to the detailed information about the funds that the Board reviews during the course of each year, including information that relates to fund operations and fund performance. The Independent Trustees receive advice from independent counsel to the Independent Trustees, including a memo regarding the responsibilities of trustees for the approval of investment advisory contracts. In addition, the Independent Trustees meet in executive session outside the presence of fund management and participate in question and answer sessions with representatives of CSIM.

The Board, including a majority of the Independent Trustees, considered information specifically relating to its consideration of the continuance of the Agreement at meetings held on May 2, 2007, and June 5, 2007, and approved the renewal of the Agreement for an additional one year term at the meeting held on June 5, 2007. The Board’s approval of the Agreement was based on consideration and evaluation of a variety of specific factors discussed at these meetings and at prior meetings, including:

1.	the nature, extent and quality of the services provided to the funds under the Agreement, including the resources of CSIM and its affiliates dedicated to the funds;

2.	each fund’s investment performance and how it compared to that of certain other comparable mutual funds;

3.	each fund’s expenses and how those expenses compared to those of certain other comparable mutual funds;

4.	the profitability of CSIM and its affiliates, including Charles Schwab & Co., Inc. (“Schwab”), with respect to each fund, including both direct and indirect benefits accruing to CSIM and its affiliates; and

5.	the extent to which economies of scale would be realized as the funds grow and whether fee levels in the Agreement reflect those economies of scale for the benefit of fund investors.

Nature, Extent and Quality of Services.  The Board considered the nature, extent and quality of the services provided by CSIM to the funds and the resources of CSIM and its affiliates dedicated to the funds. In this regard, the Trustees evaluated, among other things, CSIM’s personnel, experience, track record and compliance program. The information considered by the Trustees included specific information concerning changes in the nature, extent and quality of services provided by CSIM since the Trustees had last considered approval of the Agreement. The Trustees also considered investments in CSIM’s mutual fund infrastructure and the fact that Schwab’s wide range of products, services, and channel alternatives such as free advice, investment and research tools, Internet access, and an array of account features that benefit the funds and their shareholders. The Trustees also considered CSIM’s top three ranking in an independent survey regarding mutual fund client loyalty, Schwab’s excellent reputation as a full service brokerage firm and its overall financial condition. Finally, the Trustees considered that the vast majority of the funds’ shareholders are also brokerage clients of Schwab. Following such evaluation, the Board concluded, within the context of its full deliberations, that the nature, extent and quality of services provided by CSIM to the funds and the resources of CSIM and its affiliates dedicated to the funds supported renewal of the Agreement.

Fund Performance.  The Board considered fund performance in determining whether to renew the Agreement. Specifically, the Trustees considered each fund’s performance

74

relative to a peer group and peer category of other mutual funds and appropriate indices/benchmarks, in light of total return, yield, when applicable, and market trends. As part of this review, the Trustees considered the composition of the peer group and peer category, selection criteria and the reputation of the third party who prepared the peer group and peer category analysis. In evaluating the performance of each fund, the Trustees considered both risk and shareholder risk expectations for such fund and the appropriateness of the benchmark used to compare the performance of each fund. The Trustees further considered the level of fund performance in the context of its review of fund expenses and adviser profitability discussed below. Following such evaluation the Board concluded, within the context of its full deliberations, that the performance of the funds supported renewal of the Agreement.

Fund Expenses.  With respect to the funds’ expenses, the Trustees considered the rate of compensation called for by the Agreement, and each fund’s net operating expense ratio, in each case, in comparison to those of other comparable mutual funds, such peer groups and comparisons having been selected and calculated by an independent third party. The Trustees considered the effects of CSIM’s and Schwab’s historical practice of voluntarily waiving management and other fees to prevent total fund expenses from exceeding a specified cap. The Trustees also considered fees charged by CSIM to other mutual funds and to other types of accounts, such as wrap accounts, but, with respect to such other types of accounts, accorded less weight to such comparisons due to the different legal, regulatory, compliance and operating features of mutual funds as compared to these other types of accounts. Following such evaluation, the Board concluded, within the context of its full deliberations, that the expenses of the funds are reasonable and supported renewal of the Agreement.

Profitability.  With regard to profitability, the Trustees considered the compensation flowing to CSIM and its affiliates, directly or indirectly. In this connection, the Trustees reviewed management’s profitability analyses, together with certain commentary thereon from an independent accounting firm. The Trustees also considered any other benefits derived by CSIM from its relationship with the funds, such as whether, by virtue of its management of the funds, CSIM obtains investment information or other research resources that aid it in providing advisory services to other clients. The Trustees considered whether the varied levels of compensation and profitability under the Agreement and other service agreements were reasonable and justified in light of the quality of all services rendered to each fund by CSIM and its affiliates. The Board also considered information relating to changes to CSIM’s business operations and how these changes affected CSIM’s profitability under the Agreement. Based on this evaluation, the Board concluded, within the context of its full deliberations, that the profitability of CSIM is reasonable and supported renewal of the Agreement.

Economies of Scale.  The Trustees considered the existence of any economies of scale and whether those are passed along to a fund’s shareholders through a graduated investment advisory fee schedule or other means, including any fee waivers by CSIM and its affiliates. In this regard, and consistent with their consideration of fund expenses, the Trustees considered that CSIM and Schwab have previously committed resources to minimize the effects on shareholders of diseconomies of scale during periods when fund assets were relatively small through their contractual expense waivers. For example, such diseconomies of scale may particularly affect newer funds or funds with investment strategies that are from time to time out of favor, but shareholders may benefit from the continued availability of such funds at subsidized expense levels. The Trustees also considered existing contractual investment advisory fee schedules that include lower fees at higher graduated asset levels. The Board also considered certain existing commitments by CSIM and Schwab that are designed to pass along potential economies of scale to fund shareholders. Based on this evaluation the Board concluded, within the context of its full deliberations, that the funds obtain reasonable benefit from economies of scale.

In the course of their deliberations, the Trustees did not identify any particular information or factor that was all-important or controlling. Based on the Trustees’ deliberation and their evaluation of the information described above, the Board, including all of the Independent Trustees, unanimously approved the continuation of the Agreement and concluded that the compensation under the Agreement is fair and reasonable in light of such services and expenses and such other matters as the trustees have considered to be relevant in the exercise of their reasonable judgment.

 75

Trustees and Officers

The tables below give information as of October 31, 2007, about the trustees and officers for The Schwab Capital Trust and Schwab Investments, which includes the funds covered in this report. The “Fund Complex” includes the Charles Schwab Family of Funds, Schwab Capital Trust, Schwab Investments, Schwab Annuity Portfolios, and Laudus Trust. As of October 31, 2007, the Fund Complex included 70 funds.

The address for all trustees and officers is 101 Montgomery Street, San Francisco, CA 94104. You can find more information about the trustees and officers in the Statement of Additional Information, which is available free by calling 1-800-435-4000.

Independent Trustees
Name, Year of Birth,		Number of
and Position(s) with	Principal	Portfolios in
the trust; (Terms of	Occupations	Fund Complex
office, and length of	During the	Overseen by
Time Served1)	Past Five Years	the Trustee	Other Directorships

Mariann Byerwalter 1960 Trustee (Trustee of Schwab Capital Trust since 2000.)	Chairman of JDN Corporate Advisory LLC.	70	Board 1—Director, Redwood Trust, Inc. Board 2—Director, PMI Group, Inc.

Donald F. Dorward 1931 Trustee (Trustee of Schwab Capital Trust since 1989.)	Chief Executive Officer, Dorward & Associates (corporate management, marketing and communications consulting firm). From 1996-1999, Executive Vice President and Managing Director, Grey Advertising. Prior to 1996, President and Chief Executive Officer, Allen & Dorward Advertising.	60	None.

William A. Hasler 1941 Trustee (Trustee of Schwab Capital Trust since 2000.)	Dean Emeritus, Haas School of Business, University of California, Berkeley. Until February 2004, Co-Chief Executive Officer, Aphton Corp. (bio-pharmaceuticals).	70	Board 1—Director, Mission West Properties
Board 2—Director, TOUSA
Board 3—Director, Harris-Stratex Networks
Board 4—Director, Genitope Corp.
Board 5—Director & Non-Executive Chairman, Solectron Corp.
			Board 6—Director, Ditech Networks

Robert G. Holmes 1931 (Trustee of Schwab Capital Trust since 1989.)	Chairman, Chief Executive Officer and Director, Semloh Financial, Inc. (international financial services and investment advisory firm).	60	None.

Gerald B. Smith 1950 Trustee (Trustee of Schwab Capital Trust since 2000.)	Chairman, Chief Executive Officer and founder of Smith Graham & Co.(investment advisors).	60	Board 1—Board of Cooper Industries Board 2—Chairman of the Audit Committee of Oneok Partners LP

Donald R. Stephens 1938 Trustee (Trustee of Schwab Capital Trust since 1989.)	Managing Partner, D. R. Stephens & Company (investments).	60	None.

76

Independent Trustees continued
Name, Year of Birth,		Number of
and Position(s) with	Principal	Portfolios in
the trust; (Terms of	Occupations	Fund Complex
office, and length of	During the	Overseen by
Time Served1)	Past Five Years	the Trustee	Other Directorships

Michael W. Wilsey 1943 Trustee (Trustee of Schwab Capital Trust since 1989.)	Chairman, Chief Executive Officer, Wilsey Bennett, Inc. (real estate investment and management, and other investments).	60	None.

Interested Trustees
Name, Year of Birth,		Number of
and Position(s) with	Principal	Portfolios in
the trust; (Terms of	Occupations	Fund Complex
office, and length of	During the	Overseen by
Time Served )	Past Five Years	the Trustee	Other Directorships

Charles R. Schwab[2] 1937 Chairman and Trustee (Chairman and Trustee of Schwab Capital Trust since 1989.)	Chairman, Chief Executive Officer and Director, The Charles Schwab Corporation, Charles Schwab & Co., Inc.; Chairman and Director, Charles Investment Management, Inc., Charles Schwab Bank, N.A.; Chairman and Chief Executive Officer, Schwab (SIS) Holdings Inc. I, Schwab International Holdings, Inc.; Chief Executive Officer and Director, Schwab Holdings, Inc. Through June 2007, Director, U.S. Trust Company, N.A., U.S. Trust Company of New York. Until May 2003, Co-Chief Executive Officer, The Charles Schwab Corporation.	60	None

Randall W. Merk[2] 1954 Trustee (Trustee of Schwab Capital Trust since 2005.)	Executive Vice President and President, Investment Management Services, Charles Schwab & Co., Inc.; Executive Vice President, Charles Schwab & Co., Inc. (2002— present); President and Chief Executive Officer, Charles Schwab Investment Management, Inc. (2007-present); Director, Charles Schwab Asset Management (Ireland) Limited and Charles Schwab Worldwide Funds PLC. From September 2002 to July 2004, Chief Executive Officer and President, Charles Schwab Investment Management, Inc. and Executive Vice President, Charles Schwab & Co., Inc.	70	None.

 77

Officers of the Trust
Name, Year of Birth, and Position(s)
with the trust; (Terms of office, and
length of Time Served3)	Principal Occupations During the Past Five Years

Randall W. Merk 1954 President and Chief Executive Officer (Officer of Schwab Capital Trust since 2007.)	Executive Vice President and President, Investment Management Services, Charles Schwab & Co., Inc.; Executive Vice President, Charles Schwab & Co., Inc. (2002— present); President and Chief Executive Officer, Charles Schwab Investment Management, Inc. (2007-present); Director, Charles Schwab Asset Management (Ireland) Limited and Charles Schwab Worldwide Funds PLC. From September 2002 to July 2004, Chief Executive Officer and President, Charles Schwab Investment Management, Inc. and Executive Vice President, Charles Schwab & Co., Inc.

George Pereira 1964 Treasurer and Principal Financial Officer (Officer of Schwab Capital Trust since 2004.)	Senior Vice President and Chief Financial Officer, Charles Schwab Investment Management, Inc.; Chief Financial Officer, Laudus Trust and Laudus Variable Insurance Trust; Director, Charles Schwab Worldwide Fund, PLC and Charles Schwab Asset Management (Ireland) Limited. Through June 2007, Treasurer, Chief Financial Officer and Chief Accounting Officer, Excelsior Funds Inc., Excelsior Tax-Exempt Funds, Inc. and Excelsior Funds Trust; Chief Financial Officer, Mutual Fund Division, UST Advisors, Inc. From December 1999 to November 2004, Sr. Vice President, Financial Reporting, Charles Schwab & Co. Inc.

Kimon Daifotis 1959 Senior Vice President and Chief Investment Officer-Fixed Income (Officer of Schwab Capital Trust since 2004.)	Senior Vice President and Chief Investment Officer-Fixed Income, Charles Schwab Investment Management, Inc. Prior to 2004, Vice President and Sr. Portfolio Manager, Charles Schwab Investment Management, Inc.

Jeffrey Mortimer 1963 Senior Vice President and Chief Investment Officer-Equities (Officer of Schwab Capital Trust since 2004.)	Senior Vice President and Chief Investment Officer-Equities, Charles Schwab Investment Management, Inc.; Vice President and Chief Investment Officer, Laudus Trust and Laudus Variable Insurance Trust. Prior to 2004, Vice President and Sr. Portfolio Manager, Charles Schwab Investment Management, Inc.

Randall Fillmore 1960 Chief Compliance Officer and AML Officer (Officer of Schwab Capital Trust since 2002.)	Senior Vice President and Chief Compliance Officer, Charles Schwab Investment Management, Inc.; Senior Vice President, Charles Schwab & Co. Inc.; Chief Compliance Officer, Laudus Trust and Laudus Variable Insurance Trust. Through June 2007, Chief Compliance Officer, Excelsior Funds Inc., Excelsior Tax-Exempt Funds, Inc., and Excelsior Funds Trust. From 2002 to 2003, Vice President, Charles Schwab & Co., Inc. and Charles Schwab Investment Management, Inc.

Koji E. Felton 1959 Secretary and Chief Legal Officer (Officer of Schwab Capital Trust since 1998.)	Senior Vice President, Chief Counsel and Corporate Secretary, Charles Schwab Investment Management, Inc.; Senior Vice President and Deputy General Counsel, Charles Schwab & Co., Inc. Through June 2007, Chief Legal Officer, Excelsior Funds Inc., Excelsior Tax Exempt Funds, Inc. and Excelsior Funds Trust.

Catherine MacGregor 1964 Vice President (Officer of Schwab Capital Trust since 2005.)	Vice President, Charles Schwab & Co., Inc. and Charles Schwab Investment Management, Inc., Laudus Trust and Laudus Variable Insurance Trust; since 2006, Chief Counsel, Laudus Trust and Variable Insurance Trust. Until July 2005, Senior Associate, Paul Hastings Janofsky & Walker LLP.

Cathy Sabo 1964 Vice President (Officer of Schwab Capital Trust since 2005.)	Vice President-Compliance, Charles Schwab Investment Management, Inc., Laudus Trust and Laudus Variable Insurance Trust. Until 2004, Vice President, Client, Sales & Services Controls, Charles Schwab & Co., Inc.

78

Officers of the Trust continued
Name, Year of Birth, and Position(s)
with the trust; (Terms of office, and
length of Time Served3)	Principal Occupations During the Past Five Years

Michael Haydel 1970 Vice President (Officer of Schwab Capital Trust since 2006.)	Vice President, Asset Management Client Services, Charles Schwab & Co., Inc.; Vice President and AML Officer, Laudus Trust and Laudus Variable Insurance Trust. Until March 2004, Director Charles Schwab & Co., Inc.

[1]	Trustees remain in office until they resign, retire or are removed by shareholder vote. The Schwab Funds retirement policy requires that independent trustees elected after January 1, 2000 retire at age 72 or after 20 years of service as a trustee, whichever comes first. Independent trustees elected prior to January 1, 2000 will retire on the following schedule: Messrs. Holmes and Dorward will retire on December 31, 2007, and Messrs. Stephens and Wilsey will retire on December 31, 2010.

[2]	In addition to their employment with the investment advisor and the distributor, Messrs. Schwab and Merk also own stock of The Charles Schwab Corporation. Mr. Schwab and Mr. Merk are Interested Trustees because they are employees of Schwab and/or the advisor.

[3]	The President, Treasurer and Secretary hold office until their respective successors are chosen and qualified or until he or she sooner dies, resigns, is removed or becomes disqualified. Each other officer serves at the pleasure of the Board.

 79

Glossary

asset allocation The practice of dividing a portfolio among different asset classes, with each asset class assigned a particular percentage.

asset class A group of securities with similar structure and basic characteristics. Stocks, bonds and cash are the three main examples of asset classes.

beta A historical measure of an investment’s volatility relative to a market index (usually the S&P 500T). The index is defined as having a beta of 1.00. Investments with a beta higher than 1.00 have been more volatile than the index; those with a beta of less than 1.00 have been less volatile.

bond A security representing a loan from the investor to the issuer. A bond typically pays interest at a fixed rate (the “coupon rate”) until a specified date (the “maturity date”), at which time the issuer returns the money borrowed (“principal” or “face value”) to the bondholder. Because of their structure, bonds are sometimes called “fixed income securities” or “debt securities.”

An individual bond is subject to the credit risk of the issuer. Changes in interest rates can affect a bond’s market value prior to call or maturity. There is no guarantee that a bond’s yield to call or maturity will provide a positive return over the rate of inflation.

bond fund A bond fund is subject to the same credit, interest rate, and inflation risks as bonds. In addition, a bond fund incurs ongoing fees and expenses. A bond fund’s net asset value will fluctuate with the price of the underlying bonds and the portfolio turnover activity; return of principal is not guaranteed.

cap, capitalization See “market cap.”

capital gain, capital loss The difference between the amount paid for an investment and its value at a later time. If the investment has been sold, the capital gain or loss is considered a realized gain or loss. If the investment is still held, the gain or loss is still “on paper” and is considered unrealized.

earnings growth rate For a mutual fund, the average yearly rate at which the earnings of the companies in the fund’s portfolio have grown, measured over the past five years.

earnings per share (EPS) A company’s earnings, or net income, for the past 12 months, divided by the number of shares outstanding.

expense ratio The amount that is taken from a mutual fund’s assets each year to cover the fund’s operating expenses. An expense ratio of 0.50% means that a fund’s expenses amount to half of one percent of its average net assets a year.

market cap, market capitalization The value of a company as determined by the total value of all shares of its stock outstanding.

median market cap The midpoint of the range of market caps of the stocks held by a fund. There are different ways of calculating median market cap. With a simple median, half of the stocks in the fund’s portfolio would be larger than the median, and half would be smaller. With a weighted median (the type that is calculated for these funds), half of the fund’s assets are invested in stocks that are larger than the median market cap, and half in stocks that are smaller.

net asset value (NAV) The value of one share of a mutual fund. NAV is calculated by taking the fund’s total assets, subtracting liabilities, and dividing by the number of shares outstanding.

outstanding shares, shares outstanding When speaking of a company or mutual fund, indicates all shares currently held by investors.

price-to-book ratio (P/B) The market price of a company’s stock compared with its “book value.” A mutual fund’s P/B is the weighted average of the P/B of all stocks in the fund’s portfolio.

price-to-earnings ratio (P/E) The market price of a company’s stock compared with earnings over the past year. A mutual fund’s P/E is the weighted average of the P/E of all stocks in the fund’s portfolio.

return on equity (ROE) The average yearly rate of return for each dollar of investors’ money, measured over the past five years.

stock A share of ownership, or equity, in the issuing company.

total return The percentage that an investor would have earned or lost on an investment in the fund assuming dividends and distributions were reinvested.

weighted average For mutual funds, an average that gives the same weight to each security as the security represents in the fund’s portfolio.

yield The income paid out by an investment, expressed as a percentage of the investment’s market value.

80

Notes

Schwab Funds® offers you an extensive family of mutual funds, each one based on a clearly defined investment approach and using disciplined management strategies. The list at right shows all Schwab Funds.

Whether you are an experienced investor or just starting out, Schwab Funds can help you achieve your financial goals. An investor should consider a fund’s investment objectives, risks, charges and expenses carefully before investing or sending money. This and other important information can be found in the fund’s prospectus. Please call 1-800-435-4000 for a prospectus and brochure for any Schwab Fund. Please read the prospectus carefully before you invest. This report must be preceded or accompanied by a current prospectus.

Proxy Voting Policies, Procedures and Results

A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting Schwab’s website at www.schwab.com/schwabfunds, the SEC’s website at www.sec.gov, or by contacting Schwab Funds at 1-800-435-4000.

Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available, without charge, by visiting Schwab’s website at www.schwab.com/schwabfunds or the SEC’s website at http://www.sec.gov.

The Schwab Funds Family®

Stock Funds
Schwab Premier Equity Fundtm
Schwab Core Equity Fundtm
Schwab Dividend Equity Fundtm
Schwab Large-Cap Growth Fundtm
Schwab Small-Cap Equity Fundtm
Schwab Hedged Equity Fundtm
Schwab Financial Services Fundtm
Schwab Health Care Fundtm
Schwab Technology Fundtm
Schwab Fundamental US Large Company Index Fundtm
Schwab Fundamental US Small-Mid Company Index Fundtm
Schwab Fundamental International Large Company Index Fundtm
Schwab Global Real Estate Fundtm
Schwab Institutional Select® S&P 500 Fund
Schwab S&P 500 Index Fund
Schwab 1000 Index® Fund
Schwab Small-Cap Index Fund®
Schwab Total Stock Market Index Fund®
Schwab International Index Fund®

Asset Allocation Funds
Schwab Viewpoints Fundtm
Schwab MarketTrack All Equity Portfoliotm
Schwab MarketTrack Growth Portfoliotm
Schwab MarketTrack Balanced Portfoliotm
Schwab MarketTrack Conservative Portfoliotm
Schwab Target 2010 Fund
Schwab Target 2020 Fund
Schwab Target 2030 Fund
Schwab Target 2040 Fund
Schwab Retirement Income Fund

Bond Funds
Schwab YieldPlus Fund®
Schwab Short-Term Bond Market Fundtm
Schwab Total Bond Market Fundtm
Schwab GNMA Fundtm
Schwab Inflation Protected Fundtm
Schwab Tax-Free YieldPlus Fundtm
Schwab Tax-Free Bond Fundtm
Schwab California Tax-Free YieldPlus Fundtm
Schwab California Tax-Free Bond Fundtm

Schwab Money Funds
Schwab offers an array of money market funds that seek high current income consistent with safety and liquidity.1 Choose from taxable or tax-advantaged alternatives. Many can be linked to your eligible Schwab account to “sweep” cash balances automatically, subject to availability, when you’re between investments. Or, for your larger cash reserves, choose one of our Value Advantage Investments®.

[1]	Investments in money market funds are neither insured nor guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency and, although they seek to preserve the value of your investment at $1 per share, it is possible to lose money

Investment Adviser
Charles Schwab Investment Management, Inc.
101 Montgomery Street, San Francisco, CA 94104
Funds
Schwab Funds®
P.O. Box 3812, Englewood, CO 80155–3812
This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.
© 2006 Charles Schwab & Co., Inc. All rights reserved.
Member SIPC
Printed on recycled paper.
MFR13810-10

Annual report dated October 31, 2007 enclosed.

Schwab Fundamental Indextm Funds

Schwab Fundamental US Large
Company Index Fundtm

Schwab Fundamental US Small-
Mid Company Index Fundtm

Schwab Fundamental
International Large Company
Index Fundtm

You could have received this
document faster via email.

Save paper. Sign up for electronic delivery
at www.schwab.com/edelivery.

This wrapper is not part of the shareholder reports.

Coming Soon —
Schwab Fundamental Emerging Markets Index Fundtm
Schwab Fundamental International Small-Mid Company Index Fundtm

Schwab Funds® is expanding its innovative product line of Fundamental Index Funds to include two new funds – Schwab Fundamental Emerging Markets Index Fund and Schwab Fundamental International Small-Mid Company Index Fund.

These Funds are designed to leverage the groundbreaking research of Rob Arnott and his firm, Research Affiliates, to capture market performance in two key asset classes, emerging markets and international small/mid. The Funds will be passively managed and track the FTSE RAFI Indices that select and weight stocks based on four fundamental financial measures: sales, cash flows, book value and dividends.

Schwab Fundamental Index Funds provide access to an advanced indexing approach intended to offset the risks of cap-weighted indexes while offering the potential for higher investment returns and lower volatility.

Participate in the subscription offer:
Invest between January 11 and January 30, 2008 and take advantage of the $10 per share subscription price1. The Funds will commence operations on January 31, 2008.

Schwab Clients: Visit: www.schwab.com/fundamental Call: 877-796-6740	Institutional Advisors: Visit: www.schwabinstitutional.com Call: 877-824-5615

Schwab Fundamental Emerging Markets Index Fund
		Minimum	Expense
Share Class	Symbol*	Initial Investment	Ratio[2]

Investor	SFEMX	$100.84%

Select	SFESX	$50,000.69%

Institutional	SFENX	$500,000.60%

Schwab Fundamental International Small-Mid Company Index Fund
		Minimum	Expense
Share Class	Symbol*	Initial Investment	Ratio[2]

Investor	SFIVX	$100.79%

Select	SFSMX	$50,000.64%

Institutional	SFILX	$500,000.55%

Investors should consider carefully information contained in the prospectus including investment objectives, risks, charges and expenses. You can request a prospectus by calling Schwab at (877) 796-6740. Please read the prospectus carefully before investing. Investment value and return will fluctuate such that shares, when redeemed, may be worth more or less than original cost.

International investing involves special risks such as currency fluctuation and political instability. Investing in emerging markets may accentuate these risks.

Historically, small-cap stocks have been more volatile than the stocks of larger, more-established companies.

[1]	Subscription orders must be received in good form by 4 p.m. EDT on January 30, 2008. Orders received after that time will be invested at the next determined net asset value (NAV) after receipt and acceptance of the order by Schwab. Sufficient assets must be in your account by 9 a.m. EDT on January 30, 2008. If you do not have sufficient assets to meet the minimum initial investment requirement for the fund you have selected, your order will be canceled. You may reinstate your order by bringing a check to your local Schwab branch by 4 p.m. EDT on January 30, 2008. Share prices will fluctuate once operations commence on January 31, 2008.
[2]	Net OER guaranteed through February 27, 2009 (excluding interest, taxes and certain non-routine expenses).

Schwab Funds is the exclusive FTSE RAFI Index Series provider of non-exchange traded passively managed equity mutual funds. The Fundamental Index, Fundamentals Weighted and RAFI trade names and patent-pending concept are the exclusive property of Research Affiliates, LLC and are used by Charles Schwab Investment Management under license through FTSE. FTSE, Rob Arnott and Research Affiliates, LLC are not affiliated with Charles Schwab & Co., Inc. and its affiliates, parents and subsidiaries.

*These symbols are for trading at Schwab and have not received final approval from NASDAQ.

©2007 Charles Schwab & Co., Inc. All rights reserved. Member SIPC. (1207-8826)

Schwab Fundamental Indextm Funds

Annual Report
October 31, 2007

Schwab Fundamental US Large
Company Index Fundtm

Schwab Fundamental US Small-
Mid Company Index Fundtm

Schwab Fundamental
International Large Company
Index Fundtm

Schwab Fundamental Indextm Funds

Select Shares® are available on many Schwab Funds®

Schwab Funds offers Select Shares, a share class that carries lower expenses than Investor Sharestm in exchange for higher investment minimums on many of its funds. Select Shares are available for initial purchases of $50,000 or more of a single fund in a single account and for shareholders who add to their existing Investor Share position, bringing the value to or above $50,000. We encourage shareholders of Investor Shares to review their portfolio to see if they are eligible to exchange into Select Shares. If you believe you are eligible, you should contact Schwab or your financial intermediary to request a tax-free interclass exchange into Select Shares. Instructions for performing a tax-free interclass exchange can also be referenced on the Schwab Funds website at www.schwab.com/schwabfunds under Schwab Funds Investor Information. Select Shares may not be available through financial intermediaries other than Charles Schwab & Co., Inc.

Fund investment adviser: Charles Schwab Investment Management, Inc. (CSIM).
Distributor and transfer agent: Charles Schwab & Co., Inc. (Schwab).

The industry/sector classification of the funds’ portfolio holdings uses the Global Industry Classification Standard (GICS) which was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor’s. GICS is a service mark of MSCI and S&P and has been licensed for use by Charles Schwab & Co., Inc.

Performance at a Glance

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwab.com/schwabfunds.

Total Return for the Report Period*

Schwab Fundamental US Large Company Index Fundtm

Investor Shares (Ticker Symbol: SFLVX)**	7.40%
Select Shares® (Ticker Symbol: SFLSX)	7.40%
Institutional Shares (Ticker Symbol: SFLNX)	7.50%
Benchmark: FTSE RAFI U.S. 1000 Index®	7.45%
Fund Category: Morningstar Large-Cap Blend	6.07%

Performance Details	pages 6-7

Schwab Fundamental US Small-Mid Company Index Fundtm

Investor Shares (Ticker Symbol: SFSVX)	3.40%
Select Shares® (Ticker Symbol: SFSSX)	3.50%
Institutional Shares (Ticker Symbol: SFSNX)	3.60%
Benchmark: FTSE RAFI U.S. Mid Small 1500 Index®	4.09%
Fund Category: Morningstar Small-Cap Blend	3.44%

Performance Details	pages 8-9

Schwab Fundamental International Large Company Index Fundtm

Investor Shares (Ticker Symbol: SFNVX)	13.70%
Select Shares® (Ticker Symbol: SFNSX)	13.90%
Institutional Shares (Ticker Symbol: SFNNX)	14.00%
Benchmark: FTSE RAFI Developed ex U.S. 1000 Index®	15.43%
Fund Category: Morningstar Foreign Large-Cap Blend	16.07%

Performance Details	pages 10-11

Minimum Initial Investment[1]

Investor Shares	$ 100
Select Shares	$ 50,000
Institutional Shares	$500,000

All fund and index figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized.

Fund expenses may have been partially absorbed by CSIM and Schwab. Without these reductions, the fund’s returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Source for category information: Morningstar, Inc.

*Not annualized. For the period 4/2/07 (commencement of operation) - 10/31/07.

**Return for the report period presented in the table differs from the return in the Financial Highlights. This is a result of the calculation of the Financial Highlights return adheering to GAAP presentation.

[1]	Please see prospectus for further detail and eligibility requirements.

Schwab Fundamental Index Funds 1

From the Chairman

Charles Schwab
Chairman

Dear Shareholder,

I have been a fan of mutual funds throughout my long investing career. I say this because I firmly believe they are a cost-effective and convenient way for investors to achieve a diversified portfolio. And, as we face increasing uncertainty in global markets, diversification is as important now as it has ever been.

Research has indicated that spreading your money across, and equally important, within, different asset classes, such as stocks, bonds, and cash equivalents, can be the most important factor in determining overall portfolio performance. By maintaining diversification, your portfolio can be better positioned to help you weather the market ups and downs.

With a broad range of investment strategies and styles, Schwab Funds® provides an uncomplicated, effective way to build a well diversified portfolio. You can choose from an array of funds across a range of investment objectives and styles. If you prefer a single investment solution, we offer asset allocation funds based on either risk tolerance or time horizon.

Here at Schwab, our goal is to help you reach your financial goals. With quality funds and services, backed by the guidance and support you need—whatever type of investor you are—we can help you be financially fit today and in the future.

Thank you for investing with us.

Sincerely,

2 Schwab Fundamental Index Funds

From the President

Randall W. Merk is President and CEO of Charles Schwab Investment Management, Inc. and the funds covered in this report. He joined the firm in 2002 and has held a variety of executive positions at Schwab.

Dear Shareholder,

In returning to my role as President and CEO of Charles Schwab Investment Management, I would like to thank you for investing in Schwab Funds® and share my thoughts with you on the current market environment.

The reemergence of volatility during this past year has shaken financial markets, both domestically and globally. Subprime mortgage market issues have caused a chain reaction throughout equity and credit markets, and investors are undoubtedly concerned about their financial outlook in the near future. As riskier securities came under pressure during this past August’s market correction, investors fled to “safer haven” investments, such as U.S. Treasuries.

Attempting to time the market in this way can be both a frustrating and risky experience. We have always believed your best protection against swings in market volatility is to maintain a well-diversified investment portfolio that is built to provide long-term performance.

Thank you for entrusting us with your investments. I speak for all of us at Schwab when I say our goal is to give you the financial products, guidance, and personal relationship you need to be financially fit.

Sincerely,

Schwab Fundamental Index Funds 3

The Investment Environment

Jeffrey Mortimer, CFA, a senior vice president and chief investment officer, equities, has overall responsibility for the management of the funds.

During the past year, the global economy benefited from positive earnings growth, an ample supply of liquidity, and reasonably low volatility. Investors became increasingly bullish, and firms financed a record level of private equity buyouts, acquisitions, and stock buybacks. However, the housing market correction, and more recently, turmoil in the subprime mortgage market, has had a ripple effect throughout the U.S. and global economy. Several key issues continued to resonate with investors, including the deterioration of the housing market, the lagged effects of monetary policy, tightening of lending standards, and rising energy prices.

The U.S. economy grew at a sub-par pace during the early part of the report period, consistent with the Federal Reserve’s (the Fed’s) engineered soft landing. Throughout its statements, the Fed noted that the economy would grow at a more moderate rate as a result of prior rate increases, lagged effects of higher energy prices, and a cooling housing market. As any rate below 3% is generally considered to be sub-par, the economy appeared to be on a trend of underperformance. However, Gross Domestic Product (GDP) in the second and third quarter of 2007 surprised on the upside; 3.8% and an advanced 3.9%, respectively. Though consumer spending weighed heavily in recent improved GDP readings, tightening credit conditions and continued deterioration in the U.S. housing market remained imminent threats to household equity, a meaningful underpinning of consumer spending.

The housing market remained a significant headwind for U.S. economic growth during the report period. New- and existing-home sales trended downward, and inventories reached an alarming 10.5-month supply (existing homes) by September 2007. Initial concerns that troubles in the housing market would spill over to the rest of the economy became more pronounced, as declining housing starts and home sales caused builders and mortgage lenders to layoff thousands of employees. Delinquency rates on subprime mortgages and foreclosures on residential homes continued on an upward trend as well, further pushing back a recovery in an already weakened market.

The recent tightening of lending standards had a detrimental effect on economic growth as well. Though subprime mortgages were able to find their way into securitized structures via relaxed access to credit and ample liquidity, the increased frequency of defaults by subprime borrowers stressed securities holding these mortgages, leading to wider spreads and higher risk. Evidence that subprime issues had emerged became more pronounced after February’s spike in volatility, which only compounded throughout the report period. Liquidity in the market for these riskier securities essentially dried up after this recent summer’s market

 Asset Class Performance Comparison % returns during the report period

This graph compares the performance of various asset classes during the report period. Final performance figures for the period are in the key below.

10.16%	S&P 500® Index: measures U.S. large-cap stocks

4.09%	Russell 2000® Index: measures U.S. small-cap stocks

12.99%	MSCI-EAFE® Index: measures (in U.S. dollars) large-cap stocks in Europe, Australasia and the Far East

3.23%	Lehman Brothers U.S. Aggregate Bond Index: measures the U.S. bond market

These figures assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and you cannot invest in them directly. Remember that past performance is not an indication of future results.

Data source: Charles Schwab & Co., Inc.

4 Schwab Fundamental Index Funds

The Investment Environment continued

correction, putting financial institutions laden with subprime debt into financial turmoil. While the Fed helped improve liquidity issues at first by pumping money into the banking system and using the discount rate to reduce rates, many lenders reduced or cancelled altogether certain subprime lending programs.

Market volatility also had a significant impact on quantitative strategies in July and August of 2007. In a recent report by Lehman Brothers, it is believed that several large multi-strategy managers experienced significant losses in their fixed income portfolios. In order to raise cash to cover potential redemptions, and hesitant to price their now lower-valued portfolios, money managers sold their most liquid holdings in the U.S. equity market. As trades came into the market, the adverse effect that followed was that long positions declined and short positions rallied. The end result was that billions of dollars were turned over during this “quant squeeze,” leading to wider spreads and volatility in market prices.

The timing of recent turmoil in the financial markets partially stems from the fact that monetary policy typically acts with a lagged effect on the broader economy. While generally accepted that the effects of Fed rate hikes have a lag of between three and 18 months, it’s also believed that most of the effects can be seen around the twelfth month. Working back from February 2007’s correction in global markets, the Fed funds target rate was 4.25%, yet the Fed didn’t stop raising rates until June 2006, when it finally reached 5.25%. The 12-month lag, therefore, would indicate that subsequent rate hikes were finally hitting the market, as we saw during the recent summer months.

The Fed held its target for the Fed funds rate for most of the period at 5.25%. However, as conditions in the market progressively worsened, the Fed cut twice, bringing the target rate down to 4.50% by the end of the report period. Although it noted recent economic growth was solid and conditions in financial markets were markedly improved, it also expressed its concern that conditions in the housing market could hinder the economic expansion in the near term.

Against this backdrop of economic data, the market priced in future Fed rate cuts. The housing market showed little to no sign that a bottom is anywhere in the near future, labor markets faced continued downward pressures, and energy prices remained elevated. Oil reached all time highs over the year, closing out just above $96 a barrel as of the end of the report period. While the tax-like effect of higher energy prices, declining equity values in residential real estate, and the lag effect of monetary policy remained significant headwinds for the U.S. economy, the Fed’s recent response to a volatile market eased investor concern toward the end of the period.

Nothing in this report represents a recommendation of a security by the investment adviser.

Manager views and portfolio holdings may have changed since the report date.

Schwab Fundamental Index Funds 5

Schwab Fundamental US Large Company
Index Fundtm

Larry Mano, managing director and portfolio manager is responsible for the day-to-day management of the fund.

The Schwab Fundamental Index Funds are designed to provide access to an innovative, academic-based indexing approach that offsets the risk of traditional cap-weighted index products while offering the potential for higher returns and lower volatility. Instead of selecting and weighting companies based on market capitalization, selection and weighting for the Fundamental Index series of indices is based on financial, price-indifferent measures of company size, such as book equity value, cash flows, sales and dividends.

Schwab Fundamental US Large Company Index Fund Investor Shares returned 7.40% for the period from inception (4/2/07) through the end of the report period. The fund seeks investment results that correspond generally (before fees and expenses) to the price and yield of the FTSE RAFI U.S. 1000 Index, which returned 7.45% for the period. The FTSE RAFI U.S. 1000 Index includes the largest listed companies incorporated in the United States, ranked by fundamental value. Unlike the fund, the index does not include operational and transaction costs. In addition, this discussion covers only seven months of performance. From an industry sector perspective, Information Technology, Resources, and General Industries appreciated the most. Better performing stocks included such names as Exxon Mobil Corp., Microsoft Corp., and Intel Corp. Sectors that appreciated the least included Finance, Cyclical Services, and Utilities. Positions in Citigroup Inc., Merrill Lynch & Co., Inc., and Countrywide Financial Corp. detracted from returns.

As of 10/31/07:
 Style Assessment1

 Statistics

Number of Holdings	977
Weighted Average
Market Cap

($ x 1,000,000)	$94,367

Price/Earnings Ratio (P/E)	21.3

Price/Book Ratio (P/B)	2.6

Portfolio Turnover Rate[2]	2%

 Sector Weightings % of Investments

Financials	19.7%

Consumer Discretionary	12.5%

Consumer Staples	11.6%

Industrials	11.3%

Energy	10.8%

Information Technology	10.3%

Health Care	9.0%

Utilities	6.5%

Materials	4.1%

Telecommunication Services	4.1%

Other	0.1%

Total	100.0%

 Top Holdings % Net Assets3

Exxon Mobil Corp.	3.2%

General Electric Co.	3.0%

Kraft Foods, Inc., Class A	2.2%

Microsoft Corp.	1.9%

Chevron Corp.	1.8%

Verizon Communications, Inc.	1.7%

Citigroup, Inc.	1.6%

Bank of America Corp.	1.5%

General Motors Corp.	1.4%

Wal-Mart Stores, Inc.	1.3%

Total	19.6%

Source of Sector Classification: S&P and MSCI.

Index ownership—“FTSE®” is trademark of The Financial Times Limited (“FT”) and the London Exchange Plc (the “Exchange”) and is used by the fund under license. “Research Affiliates” and “Fundamental Index” are trademarks of Research Affiliates LLC (“RA”). Schwab Fundamental US Large Company Index Fund is not sponsored, endorsed, sold or promoted by FTSE or RA, and FTSE and RA do not make any representation regarding the advisability of investing in shares of the fund.

[1]	Source: Morningstar, Inc. This style assessment is the result of evaluating the fund based on a ten-factor model for value and growth characteristics. The fund’s market capitalization placement is determined by the geometric mean of its holdings’ market capitalizations. The assessment reflects the fund’s portfolio as of 10/31/07, which may have changed since then, and is not a precise indication of risk or performance—past, present, or future.

[2]	Not annualized.

[3]	This list is not a recommendation of any security by the investment adviser.

6 Schwab Fundamental Index Funds

 Schwab Fundamental US Large Company Index Fundtm

Performance Summary as of 10/31/07

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwab.com/schwabfunds.

Performance of a Hypothetical
$10,000 Investment in Investor Shares1

Performance of a Hypothetical
$50,000 Investment in Select Shares1

Performance of a Hypothetical
$500,000 Investment in Institutional Shares1

 Total Returns1,2,3

Fund Class and Inception Date	Since Inception

Investor Shares (4/2/07)	7.40%
Select Shares (4/2/07)	7.40%
Institutional Shares (4/2/07)	7.50%
Benchmark: FTSE RAFI U.S. 1000 Index	7.45%
Fund Category: Morningstar Large-Cap Value	6.07%

Fund Expense Ratios4: Investor Shares: Net 0.59%; Gross 0.77% / Select Shares: Net 0.44%; Gross 0.62% / Institutional Shares: Net 0.35%; Gross 0.62%

All figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized.

[1]	Fund expenses may have been partially absorbed by CSIM and Schwab. Without these reductions, the fund’s returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
[2]	Source for category information: Morningstar, Inc.
[3]	Not annualized.
[4]	As of 4/2/07 (amended on 7/2/07) as stated in the prospectus. Net Expense: Expenses reduced by a contractual fee waiver in effect through at least 2/27/09. Gross Expense: Does not reflect the effect of contractual fee waivers.

Schwab Fundamental Index Funds 7

Schwab Fundamental US Small-Mid Company
Index Fundtm

Larry Mano, managing director and portfolio manager is responsible for the day-to-day management of the fund.

The Schwab Fundamental Index Funds are designed to provide access to an innovative, academic-based indexing approach that offsets the risk of traditional cap-weighted index products while offering the potential for higher returns and lower volatility. Instead of selecting and weighting companies based on market capitalization, selection and weighting for the Fundamental Index series of indices is based on financial, price-indifferent measures of company size, such as book equity value, cash flows, sales and dividends.

Schwab Fundamental US Small-Mid Company Index Fund Investor Shares returned 3.40% for the period from inception (4/2/07) through the end of the report period. The fund seeks investment results that correspond generally (before fees and expenses) to the price and yield of the FTSE RAFI U.S. Mid Small 1500 Index which returned 4.09% for the period. The FTSE RAFI U.S. Mid Small 1500 Index is composed of the small and medium sized companies incorporated in the United States, ranked by fundamental value. Unlike the fund, the index does not include operational and transaction costs. In addition, this discussion covers only seven months of performance. From a sector perspective, General Industries, Non Cyclical Services, and Resources appreciated the most during the report period. Positions in McDermott International, Inc., DryShips, Inc., and Diana Shipping, Inc. contributed to returns. Sectors that appreciated the least were Cyclical Consumer Goods, Cyclical Services, and Finance. Wellcare Health Plans, Inc., Westwood One, Inc., and Brookfield Homes Corp. were among those stocks that detracted from performance.

As of 10/31/07:
 Style Assessment1

 Statistics

Number of Holdings	1289
Weighted Average
Market Cap

($ x 1,000,000)	$2,052

Price/Earnings Ratio (P/E)	28.2

Price/Book Ratio (P/B)	2.3

Portfolio Turnover Rate[2]	4%

 Sector Weightings % of Investments

Financials	18.9%

Industrials	18.6%

Consumer Discretionary	16.6%

Information Technology	15.8%

Health Care	9.3%

Energy	8.1%

Materials	5.9%

Consumer Staples	2.9%

Telecommunication Services	2.2%

Utilities	1.5%

Other	0.2%

Total	100.0%

 Top Holdings % Net Assets3

Cabela’s, Inc.	0.5%

DryShips, Inc.	0.4%

Denbury Resources, Inc.	0.4%

Foster Wheeler Ltd.	0.3%

TransDigm Group, Inc.	0.3%

Terra Industries, Inc.	0.3%

McDermott International, Inc.	0.3%

CF Industries Holdings, Inc.	0.3%

Cypress Semiconductor Corp.	0.3%

Golden Telecom, Inc.	0.3%

Total	3.4%

Source of Sector Classification: S&P and MSCI.

Small-company stocks are subject to greater volatility than other asset classes.

Index ownership—“FTSE®” is trademark of The Financial Times Limited (“FT”) and the London Exchange Plc (the “Exchange”) and is used by the fund under license. “Research Affiliates” and “Fundamental Index” are trademarks of Research Affiliates LLC (“RA”). Schwab Fundamental US Small-Mid Company Index Fund is not sponsored, endorsed, sold or promoted by FTSE or RA, and FTSE and RA do not make any representation regarding the advisability of investing in shares of the fund.

[1]	Source: Morningstar, Inc. This style assessment is the result of evaluating the fund based on a ten-factor model for value and growth characteristics. The fund’s market capitalization placement is determined by the geometric mean of its holdings’ market capitalizations. The assessment reflects the fund’s portfolio as of 10/31/07, which may have changed since then, and is not a precise indication of risk or performance—past, present, or future.

[2]	Not annualized.

[3]	This list is not a recommendation of any security by the investment adviser.

8 Schwab Fundamental Index Funds

 Schwab Fundamental US Small-Mid Company Index Fundtm

Performance Summary as of 10/31/07

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwab.com/schwabfunds.

Performance of a Hypothetical
$10,000 Investment in Investor Shares1

Performance of a Hypothetical
$50,000 Investment in Select Shares1

Performance of a Hypothetical
$500,000 Investment in Institutional Shares1

 Total Returns1,2,3

Fund Class and Inception Date	Since Inception

Investor Shares (4/2/07)	3.40%
Select Shares (4/2/07)	3.50%
Institutional Shares (4/2/07)	3.60%
Benchmark: FTSE RAFI U.S. Mid Small 1500 Index	4.09%
Fund Category: Morningstar Small-Cap Blend	3.44%

Fund Expense Ratios4: Investor Shares: Net 0.59%; Gross 0.77% / Select Shares: Net 0.44%; Gross 0.62% / Institutional Shares: Net 0.35%; Gross 0.62%

All figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized.

[1]	Fund expenses may have been partially absorbed by CSIM and Schwab. Without these reductions, the fund’s returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
[2]	Source for category information: Morningstar, Inc.
[3]	Not annualized.
[4]	As of 4/2/07 (amended on 7/2/07) as stated in the prospectus. Net Expense: Expenses reduced by a contractual fee waiver in effect through at least 2/27/09. Gross Expense: Does not reflect the effect of contractual fee waivers.

Schwab Fundamental Index Funds 9

Schwab Fundamental International Large Company
Index Fundtm

Larry Mano, managing director and portfolio manager is responsible for the day-to-day management of the fund.

The Schwab Fundamental Index Funds are designed to provide access to an innovative, academic-based indexing approach that offsets the risk of traditional cap-weighted index products while offering the potential for higher returns and lower volatility. Instead of selecting and weighting companies based on market capitalization, selection and weighting for the Fundamental Index series of indices is based on financial, price-indifferent measures of company size, such as book equity value, cash flows, sales and dividends.

Schwab Fundamental International Large Company Index Fund Investor Shares returned 13.70% for the period from inception (4/2/07) through the end of the report period. The fund seeks investment results that correspond generally (before fees and expenses) to the price and yield of the FTSE RAFI Developed ex U.S. 1000 Index which returned 15.43% for the period. The FTSE RAFI Developed ex U.S. 1000 Index consists of the largest 1000 listed companies incorporated outside the United States, ranked by fundamental value. Unlike the fund, the index does not include operational and transaction costs. In addition, this discussion covers only seven months of performance. For the report period, all sectors experienced positive returns, which benefited the fund. Within the fund, Hong Kong, Finland, and Canada were among the top contributors to total returns. Sectors that appreciated the most included Non Cyclical Services, Resources, and Cyclical Consumer Goods. Positions in Vodafone Group, China Mobile Ltd, and Royal Dutch Shell contributed to performance. While New Zealand and Switzerland were among those countries that appreciated the least during the report period, Japan and Ireland experienced negative returns. Stocks that detracted from performance included Royal Bank of Scotland Group, Toyota Motor Corp., and Barclays.

As of 10/31/07:
 Style Assessment1

 Country Weightings % of Investments

United Kingdom	19.0%

Japan	18.5%

France	11.1%

Germany	10.1%

Canada	4.9%

Italy	4.7%

Hong Kong	4.1%

Australia	4.1%

Switzerland	3.8%

Spain	3.4%

Netherlands	3.2%

Other Countries	13.1%

Total	100.0%

 Statistics

Number of Holdings	1011
Weighted Average
Market Cap

($ x 1,000,000)	$67,714

Price/Earnings Ratio (P/E)	15.8

Price/Book Ratio (P/B)	2.2

Portfolio Turnover Rate[2]	50%

 Sector Weightings % of Investments

Financials	24.0%

Consumer Discretionary	13.2%

Energy	11.2%

Industrials	10.7%

Telecommunication Services	9.6%

Consumer Staples	7.3%

Materials	7.2%

Utilities	7.1%

Information Technology	3.9%

Health Care	3.0%

Other	2.8%

Total	100.0%

 Top Holdings % Net Assets3

BP plc	2.1%

iShares MSCI EAFE Index Fund	1.9%

Vodafone Group plc	1.6%

Royal Dutch Shell plc, Class A	1.5%

DaimlerChrysler AG - Reg’d	1.4%

Total S.A.	1.3%

HSBC Holdings plc	1.2%

Royal Dutch Shell plc, Class B	1.2%

Eni S.p.A.	1.1%

Volkswagen AG	1.1%

Total	14.4%

[1]	Source: Morningstar, Inc. This style assessment is the result of evaluating the fund based on a ten-factor model for value and growth characteristics. The fund’s market capitalization placement is determined by the geometric mean of its holdings’ market capitalizations. The assessment reflects the fund’s portfolio as of 10/31/07, which may have changed since then, and is not a precise indication of risk or performance—past, present, or future.

[2]	Not annualized.

[3]	This list is not a recommendation of any security by the investment adviser.

10 Schwab Fundamental Index Funds

 Schwab Fundamental International Large Company Index Fundtm

Performance Summary as of 10/31/07

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwab.com/schwabfunds.

Performance of a Hypothetical
$10,000 Investment in Investor Shares1

Performance of a Hypothetical
$50,000 Investment in Select Shares1

Performance of a Hypothetical
$500,000 Investment in Institutional Shares1

 Total Returns1,2,3

Fund Class and Inception Date	Since Inception

Investor Shares (4/2/07)	13.70%
Select Shares (4/2/07)	13.90%
Institutional Shares (4/2/07)	14.00%
Benchmark: FTSE RAFI Developed ex U.S. 1000 Index	15.43%
Fund Category: Morningstar Foreign Large-Cap Blend	16.07%

Fund Expense Ratios4: Investor Shares: Net 0.59%; Gross 0.82%/ Select Shares: Net 0.44%; Gross 0.67% / Institutional Shares: Net 0.35%; Gross 0.67%

Foreign securities can involve risks such as political and economic instability and currency risk.

Manager views and portfolio holdings may have changed since the report date. Source of Sector Classification: S&P and MSCI.

Index ownership—“FTSE®” is trademark of The Financial Times Limited (“FT”) and the London Exchange Plc (the “Exchange”) and is used by the fund under license. “Research Affiliates” and “Fundamental Index” are trademarks of Research Affiliates LLC (“RA”). Schwab Fundamental International Large Company Index Fund is not sponsored, endorsed, sold or promoted by FTSE or RA, and FTSE and RA do not make any representation regarding the advisability of investing in shares of the fund.

All figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized.

[1]	Fund expenses may have been partially absorbed by CSIM and Schwab. Without these reductions, the fund’s returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
[2]	Source for category information: Morningstar, Inc.
[3]	Not annualized.
[4]	As of 4/2/07 (amended on 7/2/07) as stated in the prospectus. Net Expense: Expenses reduced by a contractual fee waiver in effect through at least 2/27/09. Gross Expense: Does not reflect the effect of contractual fee waivers.

Schwab Fundamental Index Funds 11

Fund Expenses (Unaudited)

 Examples for a $1,000 Investment

As a fund shareholder, you incur two types of costs: transaction costs, such as redemption fees; and, ongoing costs, such as management fees, transfer agent and shareholder services fees, and other fund expenses.

The expense examples below are intended to help you understand your ongoing cost (in dollars) of investing in a fund and to compare this cost with the ongoing cost of investing in other mutual funds. These examples are based on an investment of $1,000 invested for six-months beginning May 1, 2007 and held through October 31, 2007.

Actual Return lines in the table below provide information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number given for your fund or share class under the heading entitled ‘Expenses Paid During Period‘.

Hypothetical Return lines in the table below provide information about hypothetical account values and hypothetical expenses based on a fund’s or share class’ actual expense ratio and an assumed return of 5% per year before expenses. Because the return used is not an actual return, it may not be used to estimate the actual ending account value or expenses you paid for the period.

You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs, such as redemption fees. If these transactional costs were included, your costs would have been higher.

			Ending
		Beginning	Account Value	Expenses Paid
	Expense Ratio[1]	Account Value	(Net of Expenses)	During Period[2]
	(Annualized)	at 5/1/07	at 10/31/07	5/1/07 - 10/31/07

Schwab Fundamental US Large Company Index Fundtm
Investor Shares
Actual Return	0.59%	$1,000	$1,029.80	$3.02
Hypothetical 5% Return	0.59%	$1,000	$1,022.23	$3.01
Select Shares®
Actual Return	0.44%	$1,000	$1,030.70	$2.25
Hypothetical 5% Return	0.44%	$1,000	$1,022.99	$2.24
Institutional Shares
Actual Return	0.35%	$1,000	$1,031.70	$1.79
Hypothetical 5% Return	0.35%	$1,000	$1,023.44	$1.79

Schwab Fundamental US Small-Mid Company Index Fundtm
Investor Shares
Actual Return	0.59%	$1,000	$1,014.70	$3.00
Hypothetical 5% Return	0.59%	$1,000	$1,022.23	$3.01
Select Shares®
Actual Return	0.44%	$1,000	$1,015.70	$2.24
Hypothetical 5% Return	0.44%	$1,000	$1,022.99	$2.24
Institutional Shares
Actual Return	0.35%	$1,000	$1,016.70	$1.78
Hypothetical 5% Return	0.35%	$1,000	$1,023.44	$1.79

Schwab Fundamental International Large Company Index Fundtm
Investor Shares
Actual Return	0.59%	$1,000	$1,106.00	$3.13
Hypothetical 5% Return	0.59%	$1,000	$1,022.23	$3.01
Select Shares®
Actual Return	0.44%	$1,000	$1,108.00	$2.34
Hypothetical 5% Return	0.44%	$1,000	$1,022.99	$2.24
Institutional Shares
Actual Return	0.36%	$1,000	$1,108.90	$1.91
Hypothetical 5% Return	0.36%	$1,000	$1,023.39	$1.84

[1]	Based on the most recent six-month expense ratio; may differ from the expense ratio provided in Financial Highlights.

[2]	Expenses for each fund or Share Class are equal to its annualized expense ratio, multiplied by the average account value over the period, multiplied by 184 days of the period, and divided by 365 days of the fiscal year.

12 Schwab Fundamental Index Funds

Schwab Fundamental US Large Company Index
Fundtm

Financial Statements

Financial Highlights

	4/2/07[1]-
Investor Shares	10/31/07

Per—Share Data ($)

Net asset value at beginning of period	10.00

Income from investment operations:
Net investment income	0.05
Net realized and unrealized gains	0.68

Total income from investment operations	0.73
Net asset value at end of period	10.73

Total return (%)	7.30	[2]

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses	0.59	[3]
Gross operating expenses	0.75	[3]
Net investment income	1.45	[3]
Portfolio turnover rate	2	[2]
Net assets, end of period ($ x 1,000,000)	47

	4/2/07[1]-
Select Shares	10/31/07

Per—Share Data ($)

Net asset value at beginning of period	10.00

Income from investment operations:
Net investment income	0.05
Net realized and unrealized gains	0.69

Total income from investment operations	0.74
Net asset value at end of period	10.74

Total return (%)	7.40	[2]

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses	0.44	[3]
Gross operating expenses	0.60	[3]
Net investment income	1.60	[3]
Portfolio turnover rate	2	[2]
Net assets, end of period ($ x 1,000,000)	101
1 Commencement of operations.
2 Not annualized.
3 Annualized.

See financial notes 13

 Schwab Fundamental US Large Company Index Fundtm

Financial Highlights continued

	4/2/07[1]-
Institutional Shares	10/31/07

Per—Share Data ($)

Net asset value at beginning of period	10.00

Income from investment operations:
Net investment income	0.05
Net realized and unrealized gains	0.70

Total income from investment operations	0.75
Net asset value at end of period	10.75

Total return (%)	7.50	[2]

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses	0.35	[3]
Gross operating expenses	0.60	[3]
Net investment income	1.66	[3]
Portfolio turnover rate	2	[2]
Net assets, end of period ($ x 1,000,000)	345
1 Commencement of operations.
2 Not annualized.
3 Annualized.

14 See financial notes

 Schwab Fundamental US Large Company Index Fund

Portfolio Holdings as of October 31, 2007

This section shows all the securities in the fund’s portfolio and their value as of the report date.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The schedule of portfolio holdings filed on a fund’s most recent Form N-Q is also available by visiting Schwab’s website at www.schwab.com/schwabfunds.

		Cost	Value
Holdings by Category		($ x 1,000)	($ x 1,000)

98.1%	Domestic Common Stock	477,965	484,161
0.1%	Foreign Common Stock	348	389
0.1%	Short-Term Investments	731	731

98.3%	Total Investments	479,044	485,281
1.7%	Other Assets and Liabilities		8,245

100.0%	Net Assets		493,526

	Number	Value
Security	of Shares	($ x 1,000)

Domestic Common Stock 98.1% of net assets

Automobiles & Components 3.5%
American Axle & Manufacturing Holdings, Inc.	6,160	169
ArvinMeritor, Inc.	9,835	146
Autoliv, Inc.	4,350	275
BorgWarner, Inc.	1,625	172
Cooper Tire & Rubber Co.	9,590	214
Ford Motor Co. *	710,325	6,301
General Motors Corp.	177,760	6,966
Harley-Davidson, Inc.	4,960	255
Johnson Controls, Inc.	19,170	838
Lear Corp. *	9,415	334
Tenneco, Inc. *	2,660	81
The Goodyear Tire & Rubber Co. *	14,990	452
TRW Automotive Holdings Corp. *	30,650	910
Visteon Corp. *	25,450	162
WABCO Holdings, Inc.	886	45

		17,320

Banks 4.3%
Associated Banc-Corp	2,560	74
Astoria Financial Corp.	5,855	152
BancorpSouth, Inc.	3,545	86
Bank of Hawaii Corp.	2,420	129
BB&T Corp.	19,675	727
BOK Financial Corp.	920	50
City National Corp.	1,720	116
Comerica, Inc.	7,600	355
Commerce Bancorp, Inc.	2,250	92
Commerce Bancshares, Inc.	2,725	129
Countrywide Financial Corp.	19,235	299
Cullen/Frost Bankers, Inc.	2,220	118
Doral Financial Corp. *	814	17
Downey Financial Corp.	600	24
Fifth Third Bancorp	19,990	625
First Horizon National Corp.	4,875	127
FirstMerit Corp.	2,360	50
Freddie Mac	31,225	1,631
Fremont General Corp.	3,520	10
Fulton Financial Corp.	2,180	29
Hudson City Bancorp, Inc.	10,790	169
Huntington Bancshares, Inc.	10,727	192
IndyMac Bancorp, Inc.	1,140	15
KeyCorp	20,630	587
M&T Bank Corp.	1,786	178
Marshall & Ilsley Corp.	7,185	307
MGIC Investment Corp.	1,240	24
National City Corp.	31,614	767
New York Community Bancorp, Inc.	16,265	303
People’s United Financial, Inc.	10,552	188
PNC Financial Services Group, Inc.	10,955	791
Popular, Inc.	11,880	125
Radian Group, Inc.	930	12
Regions Financial Corp.	14,325	388
Sovereign Bancorp, Inc.	12,825	185
SunTrust Banks, Inc.	12,160	883
Synovus Financial Corp.	6,910	182
TCF Financial Corp.	6,865	156
The Colonial BancGroup, Inc.	4,960	95
The PMI Group, Inc.	1,335	21
The South Financial Group, Inc.	3,530	73
Trustmark Corp.	3,125	84
U.S. Bancorp	59,300	1,966
UnionBanCal Corp.	4,870	263
Valley National Bancorp	5,167	106
Wachovia Corp.	57,349	2,623
Washington Federal, Inc.	4,550	110
Washington Mutual, Inc.	46,155	1,287
Webster Financial Corp.	2,725	99
Wells Fargo & Co.	105,625	3,592
Whitney Holding Corp.	2,930	75
Wilmington Trust Corp.	4,330	157
Zions Bancorp	3,235	191

		21,034

Capital Goods 8.5%
3M Co.	21,475	1,855
Acuity Brands, Inc.	1,220	58
AGCO Corp. *	3,540	211
Alliant Techsystems, Inc. *	2,120	234
American Standard Cos., Inc.	7,860	293
Briggs & Stratton Corp.	935	21
Builders FirstSource, Inc. *	1,355	10
Carlisle Cos., Inc.	3,225	127
Caterpillar, Inc.	19,345	1,443
Cooper Industries Ltd., Class A	4,270	224
Crane Co.	3,325	158
Cummins, Inc.	3,242	389
Danaher Corp.	4,550	390
Deere & Co.	6,043	936
Dover Corp.	5,175	238
Eaton Corp.	4,060	376
EMCOR Group, Inc. *	4,240	146

See financial notes 15

 Schwab Fundamental US Large Company Index Fund

Portfolio Holdings continued

	Number	Value
Security	of Shares	($ x 1,000)

Emerson Electric Co.	21,500	1,124
Flowserve Corp.	2,925	231
Fluor Corp.	2,935	464
GATX Corp.	935	38
General Dynamics Corp.	8,625	785
General Electric Co.	353,755	14,561
Goodrich Corp.	4,655	324
Harsco Corp.	3,035	184
Honeywell International, Inc.	23,640	1,428
Hubbell, Inc., Class B	1,830	101
Illinois Tool Works, Inc.	12,470	714
Ingersoll-Rand Co., Ltd., Class A	8,535	430
ITT Corp.	3,955	265
Jacobs Engineering Group, Inc. *	3,840	335
Kennametal, Inc.	2,220	202
L-3 Communications Holdings, Inc.	2,035	223
Lennox International, Inc.	935	33
Lockheed Martin Corp.	9,135	1,005
Masco Corp.	20,350	490
Mueller Industries, Inc.	4,830	174
NACCO Industries, Inc., Class A	207	21
Northrop Grumman Corp.	15,095	1,262
Oshkosh Truck Corp.	1,620	88
PACCAR, Inc.	10,343	575
Pall Corp.	2,540	102
Parker Hannifin Corp.	6,318	508
Pentair, Inc.	4,850	172
Precision Castparts Corp.	716	107
Quanta Services, Inc. *	4,791	158
Raytheon Co.	16,010	1,018
Rockwell Automation, Inc.	2,550	176
Rockwell Collins, Inc.	3,430	257
Sequa Corp., Class A *	556	97
Sequa Corp., Class B *	50	9
SPX Corp.	1,935	196
Tecumseh Products Co., Class A *	970	17
Teleflex, Inc. )	820	60
Terex Corp. ) *	1,925	143
Textron, Inc.	8,120	562
The Boeing Co.	19,760	1,948
The Shaw Group, Inc. *	4,240	316
The Timken Co.	3,765	125
Trinity Industries, Inc.	2,625	95
Tyco International Ltd.	14,335	590
United Rentals, Inc. *	4,985	170
United Technologies Corp.	24,615	1,885
URS Corp. *	3,735	231
USG Corp. *	1,925	76
W.W. Grainger, Inc.	2,035	183
Washington Group International, Inc. *	2,620	255
WESCO International, Inc. *	2,620	122

		41,744

Commercial Services & Supplies 0.8%
Acco Brands Corp. *	1,870	40
Allied Waste Industries, Inc. *	35,265	446
Avery Dennison Corp.	2,350	136
ChoicePoint, Inc. *	3,825	150
Cintas Corp.	4,450	163
Corrections Corp. of America *	5,140	145
Deluxe Corp.	2,145	87
Equifax, Inc.	3,530	136
HNI Corp.	620	27
IKON Office Solutions, Inc.	11,025	146
Kelly Services, Inc., Class A	1,640	34
Manpower, Inc.	4,245	317
Monster Worldwide, Inc. *	3,420	139
PHH Corp. *	5,790	129
Pitney Bowes, Inc.	9,905	397
R.R. Donnelley & Sons Co.	8,320	335
Republic Services, Inc.	3,270	112
Robert Half International, Inc.	2,930	88
Steelcase, Inc., Class A	2,375	42
The Brink’s Co.	2,820	177
The Dun & Bradstreet Corp.	1,220	118
United Stationers, Inc. *	925	54
Waste Management, Inc.	18,655	679

		4,097

Consumer Durables & Apparel 1.4%
American Greetings Corp., Class A	4,250	112
Beazer Homes USA, Inc.	835	9
Brunswick Corp.	6,370	142
Centex Corp.	4,390	110
Coach, Inc. *	2,075	76
D.R. Horton, Inc.	10,390	132
Eastman Kodak Co.	26,740	766
Fortune Brands, Inc.	4,360	365
Furniture Brands International, Inc.	9,460	114
Garmin Ltd.	1,370	147
Hanesbrands, Inc. *	9,600	298
Harman International Industries, Inc.	620	52
Hasbro, Inc.	2,565	77
Hovnanian Enterprises, Inc., Class A *	2,170	25
Jones Apparel Group, Inc.	2,075	43
KB Home	5,460	151
Kellwood Co.	3,525	58
La-Z-Boy, Inc.	10,600	84
Leggett & Platt, Inc.	7,420	144
Lennar Corp., Class A	5,600	128
Liz Claiborne, Inc.	2,945	84
M.D.C. Holdings, Inc.	1,635	66
Mattel, Inc.	10,235	214
Meritage Homes Corp. *	625	10
Mohawk Industries, Inc. *	3,435	293
Newell Rubbermaid, Inc.	13,350	389
NIKE, Inc., Class B	10,428	691
NVR, Inc. *	103	49
Polaris Industries, Inc.	3,000	148
Polo Ralph Lauren Corp.	720	50
Pulte Homes, Inc.	20,270	301
Snap-on, Inc.	3,430	171
Standard Pacific Corp.	5,255	25
The Black & Decker Corp.	2,130	192
The Ryland Group, Inc.	835	24
The Stanley Works	1,940	112
The Timberland Co., Class A *	3,025	59
Toll Brothers, Inc. *	3,595	82
Tupperware Brands Corp.	3,140	113
VF Corp.	2,645	230
WCI Communities, Inc. *	1,455	8

16 See financial notes

 Schwab Fundamental US Large Company Index Fund

Portfolio Holdings continued

	Number	Value
Security	of Shares	($ x 1,000)

Whirlpool Corp.	4,755	377

		6,721

Consumer Services 1.4%
Apollo Group, Inc., Class A *	2,725	216
Boyd Gaming Corp.	2,725	114
Brinker International, Inc.	1,355	34
Burger King Holdings, Inc.	3,540	94
Career Education Corp. *	4,935	176
Carnival Corp.	19,445	933
CBRL Group, Inc.	320	13
Darden Restaurants, Inc.	4,245	183
H&R Block, Inc.	9,965	217
Harrah’s Entertainment, Inc.	4,655	411
International Game Technology	5,255	229
Jack In the Box, Inc. *	4,240	133
Las Vegas Sands Corp. *	1,270	169
Marriott International, Inc., Class A	2,660	109
McDonald’s Corp.	28,080	1,676
MGM MIRAGE *	4,360	399
Royal Caribbean Cruises Ltd.	10,505	450
Service Corp. International	10,010	145
Six Flags, Inc. *	5,465	18
Starbucks Corp. *	8,190	218
Starwood Hotels & Resorts Worldwide, Inc.	4,970	283
Station Casinos, Inc.	620	56
Tim Hortons, Inc.	2,230	85
Wendy’s International, Inc.	1,965	68
Wyndham Worldwide Corp.	1,760	58
Yum! Brands, Inc.	9,230	372

		6,859

Diversified Financials 7.5%
Allied Capital Corp.	7,700	227
American Capital Strategies Ltd.	6,255	272
American Express Co.	20,695	1,261
AmeriCredit Corp. *	2,770	39
Ameriprise Financial, Inc.	6,200	391
Bank of America Corp.	151,775	7,328
Bank of New York Mellon Corp.	29,852	1,458
Capital One Financial Corp.	7,310	479
CIT Group, Inc.	6,305	222
Citigroup, Inc.	192,655	8,072
CME Group, Inc.	1,102	734
Discover Financial Services	11,912	230
E *TRADE Financial Corp. *	3,815	43
Federated Investors, Inc., Class B	2,030	87
Franklin Resources, Inc.	3,040	394
Janus Capital Group, Inc.	5,165	178
Jefferies Group, Inc.	3,030	81
JPMorgan Chase & Co.	110,545	5,196
Lazard Ltd., Class A	5,145	258
Legg Mason, Inc.	720	60
Lehman Brothers Holdings, Inc.	12,575	797
Leucadia National Corp.	4,450	225
Merrill Lynch & Co., Inc.	24,345	1,607
Moody’s Corp.	2,820	123
Morgan Stanley	32,325	2,174
Northern Trust Corp.	4,360	328
Nuveen Investments, Inc., Class A	620	40
NYSE Euronext	3,920	368
Raymond James Financial, Inc.	2,835	106
SLM Corp.	10,235	483
State Street Corp.	7,536	601
T. Rowe Price Group, Inc.	3,745	241
TD Ameritrade Holding Corp. *	5,870	112
The Bear Stearns Cos., Inc.	3,748	426
The Charles Schwab Corp. (b)	12,015	279
The Goldman Sachs Group, Inc.	8,211	2,036
The Student Loan Corp.	208	35
Tri-Continental Corp.	3,240	79
W.P. Carey & Co. LLC	925	32

		37,102

Energy 10.5%
Anadarko Petroleum Corp.	17,235	1,017
Apache Corp.	8,620	895
Arch Coal, Inc.	630	26
Baker Hughes, Inc.	5,475	475
BJ Services Co.	1,970	50
Cameron International Corp. *	1,475	144
Chesapeake Energy Corp.	11,520	455
Chevron Corp.	94,915	8,686
Cimarex Energy Co.	1,345	54
CNX Gas Corp. *	1,245	40
ConocoPhillips	61,010	5,183
CONSOL Energy, Inc.	3,135	177
Devon Energy Corp.	11,970	1,118
Diamond Offshore Drilling, Inc.	1,220	138
Dresser-Rand Group, Inc. *	5,750	222
El Paso Corp.	43,720	772
ENSCO International, Inc.	1,830	102
EOG Resources, Inc.	4,350	385
Exterran Holdings, Inc. *	2,324	196
Exxon Mobil Corp.	170,510	15,685
FMC Technologies, Inc. *	4,440	269
Forest Oil Corp. *	5,150	250
Foundation Coal Holdings, Inc.	5,435	232
Frontier Oil Corp.	2,830	130
Grant Prideco, Inc. *	2,120	104
Halliburton Co.	17,565	692
Hess Corp.	12,450	891
Marathon Oil Corp.	28,690	1,696
Massey Energy Co.	3,440	109
Murphy Oil Corp.	5,375	396
Nabors Industries Ltd. *	5,700	160
National-Oilwell Varco, Inc. *	5,670	415
Newfield Exploration Co. *	4,555	245
Noble Corp.	5,040	267
Noble Energy	3,735	286
Occidental Petroleum Corp.	25,430	1,756
Overseas Shipholding Group, Inc.	2,120	158
Patterson-UTI Energy, Inc.	4,645	93
Peabody Energy Corp.	4,445	248
Pioneer Natural Resources Co.	4,150	212
Pogo Producing Co.	1,235	74
Pride International, Inc. *	5,165	191
Rowan Cos., Inc.	1,630	63
Schlumberger Ltd.	13,590	1,312
SEACOR Holdings, Inc. *	2,100	192
Ship Finance International Ltd.	2,740	75
Smith International, Inc.	3,340	221

See financial notes 17

 Schwab Fundamental US Large Company Index Fund

Portfolio Holdings continued

	Number	Value
Security	of Shares	($ x 1,000)

Southwestern Energy Co. *	2,120	110
Spectra Energy Corp.	29,540	767
Stone Energy Corp. *	4,435	198
Sunoco, Inc.	6,490	478
Teekay Corp.	1,440	81
Tesoro Corp.	5,060	306
The Williams Cos., Inc.	19,575	714
Tidewater, Inc.	2,120	116
Transocean, Inc. *	3,750	448
USEC, Inc. *	7,765	68
Valero Energy Corp.	17,065	1,202
Weatherford International Ltd. *	6,695	435
World Fuel Services Corp.	3,220	143
XTO Energy, Inc.	4,660	309

		51,932

Food & Staples Retailing 3.0%
BJ’s Wholesale Club, Inc. *	7,070	254
Costco Wholesale Corp.	16,015	1,077
CVS Caremark Corp.	40,035	1,672
Longs Drug Stores Corp.	3,130	164
Nash Finch Co.	1,830	68
Pathmark Stores, Inc. *	2,605	34
Performance Food Group Co. *	1,755	47
Rite Aid Corp. *	44,605	174
Ruddick Corp.	2,935	100
Safeway, Inc.	22,710	772
Supervalu, Inc.	13,960	541
Sysco Corp.	22,880	785
The Great Atlantic & Pacific Tea Co., Inc. *	4,870	158
The Kroger Co.	55,650	1,636
The Pantry, Inc. *	1,020	29
Wal-Mart Stores, Inc.	145,835	6,593
Walgreen Co.	19,670	780
Weis Markets, Inc.	2,820	124
Whole Foods Market, Inc.	1,630	81

		15,089

Food, Beverage & Tobacco 7.0%
Altria Group, Inc.	77,380	5,643
Anheuser-Busch Cos., Inc.	20,075	1,029
Archer-Daniels-Midland Co.	26,105	934
Brown-Forman Corp., Class A	800	61
Brown-Forman Corp., Class B	3,220	238
Bunge Ltd.	6,175	711
Campbell Soup Co.	10,430	386
Chiquita Brands International, Inc. *	2,465	46
Coca-Cola Enterprises, Inc.	28,695	741
ConAgra Foods, Inc.	31,945	758
Constellation Brands, Inc., Class A *	7,305	184
Corn Products International, Inc.	2,035	87
Dean Foods Co.	4,490	125
Del Monte Foods Co.	8,830	91
Fresh Del Monte Produce, Inc.	8,270	300
General Mills, Inc.	12,555	725
H.J. Heinz Co.	12,475	584
Hormel Foods Corp.	3,960	144
Kellogg Co.	11,260	594
Kraft Foods, Inc., Class A	317,532	10,609
Loews Corp. - Carolina Group	5,875	504
McCormick & Co., Inc.	3,240	114
Molson Coors Brewing Co., Class B	5,680	325
PepsiAmericas, Inc.	5,280	189
PepsiCo, Inc.	30,210	2,227
Pilgrim’s Pride Corp.	1,640	49
Reynolds American, Inc.	12,375	797
Sara Lee Corp.	49,250	815
Seaboard Corp.	17	28
Smithfield Foods, Inc. *	10,306	295
The Coca-Cola Co.	53,715	3,317
The Hershey Co.	4,070	175
The J. M. Smucker Co.	1,925	103
The Pepsi Bottling Group, Inc.	9,335	402
Tyson Foods, Inc., Class A	27,480	434
Universal Corp.	4,125	201
UST, Inc.	5,570	297
Wm. Wrigley Jr. Co.	5,975	369

		34,631

Health Care Equipment & Services 3.2%
Advanced Medical Optics, Inc. *	3,400	93
Aetna, Inc.	12,180	684
Alcon, Inc.	3,295	502
AmerisourceBergen Corp.	11,870	559
Apria Healthcare Group, Inc. *	4,430	107
Baxter International, Inc.	11,760	706
Beckman Coulter, Inc.	2,820	200
Becton, Dickinson & Co.	3,855	322
Boston Scientific Corp. *	29,485	409
C.R. Bard, Inc.	1,420	119
Cardinal Health, Inc.	15,120	1,029
CIGNA Corp.	9,809	515
Community Health Systems, Inc. *	2,450	81
Coventry Health Care, Inc. *	4,250	256
Covidien Ltd.	18,435	767
Dade Behring Holdings, Inc.	1,320	102
DaVita, Inc. *	2,080	136
DENTSPLY International, Inc.	3,035	126
Express Scripts, Inc. *	7,520	474
Health Management Associates, Inc., Class A	7,795	52
Health Net, Inc. *	4,070	218
Henry Schein, Inc. *	2,930	175
Hillenbrand Industries, Inc.	2,825	156
Hospira, Inc. *	1,850	76
Humana, Inc. *	5,670	425
IMS Health, Inc.	3,640	92
Kindred Healthcare, Inc. *	7,145	152
Laboratory Corp. of America Holdings *	930	64
LifePoint Hospitals, Inc. *	2,830	86
Lincare Holdings, Inc. *	4,135	144
Magellan Health Services, Inc. *	3,525	148
Manor Care, Inc.	2,525	168
McKesson Corp.	18,740	1,239
Medco Health Solutions, Inc. *	13,780	1,301
Medtronic, Inc.	14,205	674
Omnicare, Inc.	2,350	69
Owens & Minor, Inc.	1,335	54
Patterson Cos., Inc. *	2,935	115
PharMerica Corp. *	1,116	18
Quest Diagnostics, Inc.	4,955	263

18 See financial notes

 Schwab Fundamental US Large Company Index Fund

Portfolio Holdings continued

	Number	Value
Security	of Shares	($ x 1,000)

St. Jude Medical, Inc. *	2,760	112
Stryker Corp.	3,845	273
Tenet Healthcare Corp. *	43,775	154
UnitedHealth Group, Inc.	20,975	1,031
Universal Health Services, Inc., Class B	825	40
Varian Medical Systems, Inc. *	2,120	103
WellPoint, Inc. *	14,710	1,165
Zimmer Holdings, Inc. *	3,540	246

		16,000

Household & Personal Products 1.3%
Alberto-Culver Co.	5,370	140
Avon Products, Inc.	8,725	358
Colgate-Palmolive Co.	9,230	704
Energizer Holdings, Inc. *	720	75
Kimberly-Clark Corp.	14,000	993
NBTY, Inc. *	2,220	79
Spectrum Brands, Inc. *	2,615	11
The Clorox Co.	3,155	197
The Estee Lauder Cos., Inc., Class A	7,660	336
The Procter & Gamble Co.	50,275	3,495

		6,388

Insurance 6.0%
ACE Ltd.	10,040	609
AFLAC, Inc.	10,840	681
Alleghany Corp. *	912	358
Allied World Assurance Holdings Ltd.	3,540	170
Ambac Financial Group, Inc.	2,035	75
American Financial Group, Inc.	5,060	151
American International Group, Inc.	70,460	4,447
American National Insurance Co.	919	119
Aon Corp.	12,360	560
Arch Capital Group Ltd. *	2,225	166
Arthur J. Gallagher & Co.	3,040	81
Aspen Insurance Holdings Ltd.	3,225	88
Assurant, Inc.	4,555	266
Axis Capital Holdings Ltd.	1,950	77
Berkshire Hathaway, Inc., Class A *	33	4,372
Berkshire Hathaway, Inc., Class B *	408	1,801
Cincinnati Financial Corp.	6,080	242
CNA Financial Corp.	11,720	464
Conseco, Inc. *	12,140	192
Endurance Specialty Holdings Ltd.	2,330	91
Erie Indemnity Co., Class A	2,225	127
Everest Re Group Ltd.	1,725	184
Fidelity National Financial, Inc., Class A	4,105	63
First American Corp.	2,360	71
Genworth Financial, Inc., Class A	31,455	859
Hanover Insurance Group, Inc.	730	34
HCC Insurance Holdings, Inc.	2,535	76
LandAmerica Financial Group, Inc.	620	17
Lincoln National Corp.	7,480	467
Loews Corp.	11,665	573
Markel Corp. *	613	333
Marsh & McLennan Cos., Inc.	29,370	760
MBIA, Inc.	4,170	179
Mercury General Corp.	3,430	176
MetLife, Inc.	22,505	1,549
Montpelier Re Holdings Ltd.	1,980	35
Nationwide Financial Services, Inc., Class A	4,565	245
Odyssey Re Holdings Corp.	2,125	79
Old Republic International Corp.	8,060	124
PartnerRe Ltd.	2,930	244
Principal Financial Group, Inc.	7,285	493
Protective Life Corp.	3,435	147
Prudential Financial, Inc.	12,480	1,207
Reinsurance Group of America, Inc.	3,530	202
RenaissanceRe Holdings Ltd.	2,725	159
SAFECO Corp.	4,260	247
StanCorp Financial Group, Inc.	2,225	123
The Allstate Corp.	22,975	1,204
The Chubb Corp.	13,575	724
The Commerce Group, Inc.	1,845	67
The Hartford Financial Services Group, Inc.	9,130	886
The Phoenix Cos., Inc.	2,180	30
The Progressive Corp.	17,945	332
The Travelers Cos., Inc.	17,555	917
Torchmark Corp.	2,040	133
Transatlantic Holdings, Inc.	1,625	121
Unitrin, Inc.	3,650	169
Unum Group	17,145	400
W. R. Berkley Corp.	2,560	77
Wesco Financial Corp.	112	45
White Mountains Insurance Group Ltd.	129	69
XL Capital Ltd., Class A	6,185	445

		29,402

Materials 4.1%
AbitibiBowater, Inc.	917	31
Air Products & Chemicals, Inc.	6,675	653
Airgas, Inc.	1,720	87
AK Steel Holding Corp. *	3,445	173
Albemarle Corp.	1,925	92
Alcoa, Inc.	35,565	1,408
Allegheny Technologies, Inc.	911	93
Ashland, Inc.	2,550	150
Ball Corp.	2,040	101
Bemis Co., Inc.	2,355	66
Cabot Corp.	930	33
Celanese Corp., Series A	7,200	302
Chemtura Corp.	3,930	37
Commercial Metals Co.	1,145	36
Crown Holdings, Inc. *	11,120	276
Cytec Industries, Inc.	2,720	181
E.I. du Pont de Nemours & Co.	33,345	1,651
Eastman Chemical Co.	3,960	264
Ecolab, Inc.	4,560	215
FMC Corp.	1,640	94
Freeport-McMoRan Copper & Gold, Inc.	6,685	787
Graphic Packaging Corp. *	5,995	29
Greif, Inc., Class A	1,212	77
Hercules, Inc.	4,150	78
Huntsman Corp.	20,865	550

See financial notes 19

 Schwab Fundamental US Large Company Index Fund

Portfolio Holdings continued

	Number	Value
Security	of Shares	($ x 1,000)

International Flavors & Fragrances, Inc.	3,535	185
International Paper Co.	30,995	1,146
Louisiana-Pacific Corp.	8,085	133
Lyondell Chemical Co.	9,325	442
Martin Marietta Materials, Inc.	610	79
MeadWestvaco Corp.	14,340	482
Monsanto Co.	8,095	790
Nalco Holding Co.	6,370	158
Newmont Mining Corp.	8,510	433
Nucor Corp.	6,580	408
Olin Corp.	1,255	29
Owens-Illinois, Inc. *	9,845	437
Packaging Corp. of America	3,445	110
Pactiv Corp. *	3,560	98
PPG Industries, Inc.	7,500	561
Praxair, Inc.	6,985	597
Reliance Steel & Aluminum Co.	720	42
Rockwood Holdings, Inc. *	3,040	119
Rohm & Haas Co.	7,000	363
RPM International, Inc.	4,965	106
Sealed Air Corp.	2,975	74
Sigma-Aldrich Corp.	3,230	167
Silgan Holdings, Inc.	1,220	67
Smurfit-Stone Container Corp. *	22,805	276
Sonoco Products Co.	5,555	172
Southern Copper Corp.	4,355	608
Steel Dynamics, Inc.	3,125	166
Temple-Inland, Inc.	2,245	120
The Dow Chemical Co.	43,080	1,940
The Lubrizol Corp.	4,135	281
The Mosaic Co. *	4,260	297
The Scotts Miracle-Gro Co., Class A	4,420	203
The Valspar Corp.	6,750	169
United States Steel Corp.	2,695	291
Valhi, Inc.	3,950	105
Vulcan Materials Co.	723	62
Weyerhaeuser Co.	9,730	739
Worthington Industries, Inc.	7,065	177

		20,096

Media 3.1%
Belo Corp., Class A	7,580	140
Cablevision Systems Corp., Class A *	7,965	234
CBS Corp., Class B	40,170	1,153
Charter Communications, Inc., Class A *	21,205	44
Clear Channel Communications, Inc.	13,605	514
Clear Channel Outdoor Holdings, Inc., Class A *	8,370	213
Comcast Corp., Class A *	51,310	1,080
Comcast Corp., Special Class A *	23,270	486
Discovery Holding Co., Class A *	8,815	251
Dow Jones & Co., Inc.	4,235	253
EchoStar Communications Corp., Class A *	5,070	248
Gannett Co., Inc.	8,830	375
Getty Images, Inc. *	2,720	77
Hearst-Argyle Television, Inc.	1,140	25
Idearc, Inc.	14,525	392
Lamar Advertising Co., Class A	1,820	97
Liberty Global, Inc., Series A *	3,070	121
Liberty Global, Inc., Series C *	5,070	186
Liberty Media Corp. - Capital, Series A *	717	90
Live Nation, Inc. *	5,245	107
Meredith Corp.	1,300	81
News Corp., Class A	38,080	825
News Corp., Class B	15,320	351
Omnicom Group, Inc.	7,404	377
Regal Entertainment Group, Class A	22,385	505
Scholastic Corp. *	5,835	231
Sun-Times Media Group, Inc., Class A *	33,505	74
The DIRECTV Group, Inc. *	16,640	441
The E.W. Scripps Co., Class A	4,545	205
The Interpublic Group of Cos., Inc. *	12,405	128
The McClatchy Co., Class A	3,480	58
The McGraw-Hill Cos., Inc.	5,580	279
The New York Times Co., Class A	8,600	168
The Walt Disney Co.	43,500	1,506
The Washington Post Co., Class B	238	202
Time Warner, Inc.	139,055	2,539
Tribune Co.	8,711	264
Viacom, Inc., Class B *	14,900	615
Virgin Media, Inc.	8,110	179
Warner Music Group Corp.	5,760	59

		15,173

Pharmaceuticals & Biotechnology 5.6%
Abbott Laboratories	35,775	1,954
Allergan, Inc.	1,430	97
Amgen, Inc. *	15,535	903
Applied Biosystems Group-Applera Corp.	4,245	158
Barr Pharmaceuticals, Inc. *	2,070	119
Biogen Idec, Inc. *	4,550	339
Bristol-Myers Squibb Co.	87,770	2,632
Charles River Laboratories International, Inc. *	2,725	158
Eli Lilly and Co.	31,415	1,701
Forest Laboratories, Inc. *	2,455	96
Genentech, Inc. *	5,270	391
Genzyme Corp. *	4,650	353
Gilead Sciences, Inc. *	3,860	178
Invitrogen Corp. *	2,320	211
Johnson & Johnson	65,885	4,294
King Pharmaceuticals, Inc. *	10,700	113
Merck & Co., Inc.	82,905	4,830
Mylan, Inc.	2,875	43
PerkinElmer, Inc.	4,250	117
Pfizer, Inc.	235,470	5,795
Schering-Plough Corp.	38,650	1,179
Thermo Fisher Scientific, Inc. *	3,645	214
Watson Pharmaceuticals, Inc. *	5,665	173
Wyeth	33,440	1,626

		27,674

20 See financial notes

 Schwab Fundamental US Large Company Index Fund

Portfolio Holdings continued

	Number	Value
Security	of Shares	($ x 1,000)

Real Estate 1.5%
AMB Property Corp.	3,340	218
American Financial Realty Trust	2,200	15
Annaly Capital Management, Inc.	19,985	342
Apartment Investment & Management Co., Class A	3,855	180
AvalonBay Communities, Inc.	1,920	236
Boston Properties, Inc.	3,290	356
Brandywine Realty Trust	5,625	146
BRE Properties, Inc.	1,720	94
Camden Property Trust	1,720	107
CB Richard Ellis Group, Inc., Class A *	7,730	188
CBL & Associates Properties, Inc.	4,730	157
Colonial Properties Trust	725	23
Cousins Properties, Inc.	620	18
Developers Diversified Realty Corp.	1,935	98
Duke Realty Corp.	5,475	176
Equity Lifestyle Properties, Inc.	1,120	56
Equity One, Inc.	730	19
Equity Residential	6,925	289
Essex Property Trust, Inc.	1,356	167
Federal Realty Investment Trust	1,370	121
First Industrial Realty Trust, Inc.	730	30
Friedman, Billings, Ramsey Group, Inc., Class A	7,940	34
General Growth Properties, Inc.	3,650	198
Glimcher Realty Trust	725	16
HCP, Inc.	8,365	285
Health Care REIT, Inc.	3,430	152
Healthcare Realty Trust, Inc.	835	22
Highwoods Properties, Inc.	835	30
Home Properties, Inc.	720	37
Hospitality Properties Trust	2,655	105
Host Hotels & Resorts, Inc.	9,585	212
HRPT Properties Trust	4,950	46
Impac Mortgage Holdings, Inc.	7,320	8
iStar Financial, Inc.	4,370	133
Kimco Realty Corp.	4,560	189
Liberty Property Trust	2,450	92
Mack-Cali Realty Corp.	3,950	156
Nationwide Health Properties, Inc.	5,835	182
Newcastle Investment Corp.	730	11
NovaStar Financial, Inc.	1,125	6
Pennsylvania Real Estate Investment Trust	620	24
Plum Creek Timber Co., Inc.	5,395	241
Post Properties, Inc.	725	30
Potlatch Corp.	620	30
ProLogis	4,960	356
Public Storage	2,330	189
Rayonier, Inc.	1,835	89
Realty Income Corp.	3,340	99
Redwood Trust, Inc.	725	19
Regency Centers Corp.	1,720	123
Senior Housing Properties Trust	940	21
Simon Property Group, Inc.	2,130	222
SL Green Realty Corp.	2,557	309
Strategic Hotels & Resorts, Inc.	1,755	38
The Macerich Co.	1,470	126
Thornburg Mortgage, Inc.	2,985	31
UDR, Inc.	6,650	158
Ventas, Inc.	2,325	100
Vornado Realty Trust	2,993	334
Weingarten Realty Investors	4,035	154

		7,643

Retailing 3.1%
Abercrombie & Fitch Co., Class A	2,220	176
Advance Auto Parts, Inc.	2,045	70
Amazon.com, Inc. *	4,350	388
American Eagle Outfitters, Inc.	3,435	82
AnnTaylor Stores Corp. *	3,430	106
Asbury Automotive Group, Inc.	7,645	140
AutoNation, Inc. *	26,435	468
AutoZone, Inc. *	1,823	227
Barnes & Noble, Inc.	4,440	172
Bed Bath & Beyond, Inc. *	2,665	90
Best Buy Co., Inc.	13,250	643
Big Lots, Inc. *	2,665	64
Blockbuster, Inc., Class A *	38,875	204
Blockbuster, Inc., Class B *	8,125	38
Borders Group, Inc.	4,460	69
CarMax, Inc. *	4,340	91
Charming Shoppes, Inc. *	7,890	58
Circuit City Stores, Inc.	5,045	40
Collective Brands, Inc. *	3,640	67
Dillard’s, Inc., Class A	2,775	64
Dollar Tree Stores, Inc. *	3,745	143
eBay, Inc. *	15,875	573
Expedia, Inc. *	12,630	412
Family Dollar Stores, Inc.	2,975	75
Foot Locker, Inc.	3,195	48
GameStop Corp., Class A *	2,040	121
Genuine Parts Co.	7,100	348
Group 1 Automotive, Inc.	1,235	38
IAC/InterActiveCorp *	9,745	287
J.C. Penney Co., Inc.	6,900	388
Kohl’s Corp. *	6,695	368
Liberty Media Corp. – Interactive, Class A *	20,020	425
Limited Brands, Inc.	19,720	434
Lowe’s Cos., Inc.	32,155	865
Macy’s, Inc.	13,220	423
Nordstrom, Inc.	5,055	199
O’Reilly Automotive, Inc. *	2,430	80
Office Depot, Inc. *	8,650	162
OfficeMax, Inc.	1,855	59
Penske Automotive Group, Inc.	3,595	80
PetSmart, Inc.	1,740	52
Pier 1 Imports, Inc. *	23,935	122
RadioShack Corp.	10,080	208
Rent-A-Center, Inc. *	9,670	155
Ross Stores, Inc.	4,645	125
Saks, Inc.	7,935	168
Sally Beauty Holdings, Inc. *	3,525	33
Sears Holdings Corp. *	5,221	704
Sonic Automotive, Inc., Class A	2,560	65
Staples, Inc.	15,800	369
Target Corp.	23,615	1,449
The Gap, Inc.	33,975	642
The Home Depot, Inc.	52,526	1,655

See financial notes 21

 Schwab Fundamental US Large Company Index Fund

Portfolio Holdings continued

	Number	Value
Security	of Shares	($ x 1,000)

The Pep Boys - Manny, Moe & Jack	5,555	82
The Sherwin-Williams Co.	3,545	227
The Talbots, Inc.	1,635	24
The TJX Cos., Inc.	11,880	344
Tiffany & Co.	1,835	99
Williams-Sonoma, Inc.	1,545	49
Zale Corp. *	1,345	28

		15,385

Semiconductors & Semiconductor Equipment 1.5%
Advanced Micro Devices, Inc. *	17,630	231
Altera Corp.	3,750	74
Amkor Technology, Inc. *	12,980	147
Analog Devices, Inc.	5,465	183
Applied Materials, Inc.	18,485	359
Atmel Corp. *	15,690	77
Broadcom Corp., Class A *	3,745	122
Fairchild Semiconductor International, Inc. *	4,660	85
Intel Corp.	142,800	3,841
International Rectifier Corp. *	3,825	128
Intersil Corp., Class A	2,835	86
KLA-Tencor Corp.	3,030	159
Lam Research Corp. *	2,220	111
Linear Technology Corp.	1,655	55
LSI Corp. *	7,440	49
Marvell Technology Group Ltd. *	5,630	101
Maxim Integrated Products, Inc.	2,465	67
Microchip Technology, Inc.	2,980	99
Micron Technology, Inc. *	22,375	235
National Semiconductor Corp.	2,250	57
Novellus Systems, Inc. *	3,140	89
NVIDIA Corp. *	3,217	114
Spansion, Inc., Class A *	3,810	27
Teradyne, Inc. *	4,550	56
Texas Instruments, Inc.	21,610	704
Xilinx, Inc.	5,960	145

		7,401

Software & Services 3.8%
Accenture Ltd., Class A	15,095	589
Activision, Inc. *	4,550	108
Adobe Systems, Inc. *	1,940	93
Affiliated Computer Services, Inc., Class A *	3,855	195
Alliance Data Systems Corp. *	720	58
Amdocs Ltd. *	3,300	113
Automatic Data Processing, Inc.	11,100	550
BEA Systems, Inc. *	10,385	175
BMC Software, Inc. *	3,040	103
Broadridge Financial Solutions, Inc.	3,737	75
CA, Inc.	7,005	185
Cadence Design Systems, Inc. *	8,175	160
Ceridian Corp. *	1,135	41
CheckFree Corp. *	2,520	120
Citrix Systems, Inc. *	2,630	113
Computer Sciences Corp. *	12,745	744
Compuware Corp. *	15,520	155
Convergys Corp. *	1,765	32
DST Systems, Inc. *	1,120	95
Electronic Arts, Inc. *	3,150	193
Electronic Data Systems Corp.	30,290	654
Fidelity National Information Services, Inc.	7,820	361
Fiserv, Inc. *	2,350	130
Google, Inc., Class A *	1,002	708
Hewitt Associates, Inc., Class A *	5,350	189
Intuit, Inc. *	3,655	118
Iron Mountain, Inc. *	4,955	172
MasterCard, Inc., Class A	1,618	307
McAfee, Inc. *	3,935	163
Microsoft Corp.	254,465	9,367
MoneyGram International, Inc.	2,625	42
Novell, Inc. *	21,535	163
Oracle Corp. *	54,680	1,212
Paychex, Inc.	2,760	115
Perot Systems Corp., Class A *	4,455	65
Symantec Corp. *	9,545	179
Synopsys, Inc. *	2,540	72
Total System Services, Inc.	2,530	76
Unisys Corp. *	9,460	57
VeriSign, Inc. *	1,760	60
Western Union Co.	5,610	124
Yahoo!, Inc. *	12,755	397

		18,628

Technology Hardware & Equipment 4.7%
Agilent Technologies, Inc. *	8,805	325
Andrew Corp. *	2,705	40
Anixter International, Inc. *	2,620	188
Apple, Inc. *	4,865	924
Arrow Electronics, Inc. *	5,395	216
Avnet, Inc. *	5,780	241
AVX Corp.	8,980	139
Benchmark Electronics, Inc. *	1,040	21
Cisco Systems, Inc. *	64,865	2,144
Corning, Inc.	13,760	334
Dell, Inc. *	56,850	1,740
Diebold, Inc.	830	35
EMC Corp. *	38,770	984
Flextronics International Ltd. *	64,941	799
Harris Corp.	2,725	165
Hewlett-Packard Co.	65,005	3,360
Ingram Micro, Inc., Class A *	33,165	704
Insight Enterprises, Inc. *	4,205	116
International Business Machines Corp.	37,095	4,308
Jabil Circuit, Inc.	6,095	133
JDS Uniphase Corp. *	5,860	89
Juniper Networks, Inc. *	10,670	384
Lexmark International, Inc., Class A *	5,045	212
Mettler-Toledo International, Inc. *	1,300	138
Molex, Inc.	2,930	84
Molex, Inc., Class A	2,930	80
Motorola, Inc.	69,100	1,298
NCR Corp. *	4,865	134
Network Appliance, Inc. *	4,230	133
QUALCOMM, Inc.	16,185	692
SanDisk Corp. *	3,445	153
Sanmina-SCI Corp. *	121,395	268
Seagate Technology	9,635	268

22 See financial notes

 Schwab Fundamental US Large Company Index Fund

Portfolio Holdings continued

	Number	Value
Security	of Shares	($ x 1,000)

Sun Microsystems, Inc. *	79,815	456
SYNNEX Corp. *	2,770	62
Tech Data Corp. *	8,540	336
Tellabs, Inc. *	18,760	165
Teradata Corp. *	4,865	139
Tyco Electronics Ltd.	14,135	504
UTStarcom, Inc. *	14,205	46
Vishay Intertechnology, Inc. *	12,940	163
Western Digital Corp. *	5,560	144
Xerox Corp. *	32,530	567

		23,431

Telecommunication Services 4.1%
ALLTEL Corp.	14,700	1,046
American Tower Corp., Class A *	4,665	206
AT&T, Inc.	147,915	6,181
CenturyTel, Inc.	3,765	166
Cincinnati Bell, Inc. *	22,995	125
Citizens Communications Co.	21,060	277
Crown Castle International Corp. *	2,685	110
Embarq Corp.	9,440	500
Level 3 Communications, Inc. *	15,300	46
NII Holdings, Inc. *	1,370	80
Qwest Communications International, Inc. *	50,380	362
Sprint Nextel Corp.	115,540	1,976
Telephone & Data Systems, Inc., Special Shares	2,330	153
Telephone and Data Systems, Inc.	2,625	183
United States Cellular Corp. *	2,135	201
Verizon Communications, Inc.	183,870	8,471

		20,083

Transportation 1.8%
Alaska Air Group, Inc. *	2,725	69
Alexander & Baldwin, Inc.	820	43
AMERCO *	2,420	156
AMR Corp. *	11,720	281
Avis Budget Group, Inc. *	36,490	762
Burlington Northern Santa Fe Corp.	8,820	769
C.H. Robinson Worldwide, Inc.	2,180	109
Con-way, Inc.	1,030	44
Continental Airlines, Inc., Class B *	4,670	160
CSX Corp.	13,370	599
Dollar Thrifty Automotive Group, Inc. *	3,225	111
Expeditors International of Washington, Inc.	2,125	108
FedEx Corp.	6,262	647
J.B. Hunt Transport Services, Inc.	5,745	159
Kansas City Southern *	2,830	109
Norfolk Southern Corp.	13,450	695
Ryder System, Inc.	4,055	194
Southwest Airlines Co.	17,375	247
Union Pacific Corp.	9,058	1,160
United Parcel Service, Inc., Class B	29,480	2,214
Werner Enterprises, Inc.	3,940	75
YRC Worldwide, Inc. *	5,655	139

		8,850

Utilities 6.4%
AGL Resources, Inc.	2,140	85
Allegheny Energy, Inc. *	3,555	216
ALLETE, Inc.	3,330	145
Alliant Energy Corp.	7,475	299
Ameren Corp.	10,350	560
American Electric Power Co., Inc.	28,555	1,377
Aqua America, Inc.	3,840	89
Aquila, Inc. *	40,935	171
Atmos Energy Corp.	3,860	108
Avista Corp.	4,250	94
Black Hills Corp.	2,825	125
CenterPoint Energy, Inc.	28,710	481
Cleco Corp.	3,635	96
CMS Energy Corp.	14,210	241
Consolidated Edison, Inc.	18,305	862
Constellation Energy Group	6,080	576
Dominion Resources, Inc.	12,295	1,127
DPL, Inc.	4,020	117
DTE Energy Co.	13,465	668
Duke Energy Corp.	57,025	1,093
Dynegy, Inc., Class A *	40,940	377
Edison International	14,990	872
Energen Corp.	2,120	136
Energy East Corp.	11,150	311
Entergy Corp.	6,917	829
Equitable Resources, Inc.	2,180	123
Exelon Corp.	20,855	1,726
FirstEnergy Corp.	13,390	933
FPL Group, Inc.	14,280	977
Great Plains Energy, Inc.	2,970	89
Hawaiian Electric Industries, Inc.	8,770	203
IDACORP, Inc.	1,240	43
Integrys Energy Group, Inc.	1,335	72
MDU Resources Group, Inc.	8,680	244
Mirant Corp. *	10,345	438
National Fuel Gas Co.	4,445	216
New Jersey Resources Corp.	720	35
Nicor, Inc.	1,840	80
NiSource, Inc.	19,175	392
Northeast Utilities	8,015	247
NorthWestern Corp.	2,725	75
NRG Energy, Inc. *	4,960	226
NSTAR	5,880	207
OGE Energy Corp.	7,165	274
ONEOK, Inc.	7,170	358
Pepco Holdings, Inc.	10,065	287
PG&E Corp.	15,015	735
Piedmont Natural Gas Co., Inc.	3,550	91
Pinnacle West Capital Corp.	4,885	197
PNM Resources, Inc.	2,245	56
Portland General Electric Co.	5,445	153
PPL Corp.	11,855	613
Progress Energy, Inc.	16,025	769
Public Service Enterprise Group, Inc.	10,540	1,008
Puget Energy, Inc.	9,100	257
Questar Corp.	3,650	208
Reliant Energy, Inc. *	153,820	4,233
SCANA Corp.	7,685	312
Sempra Energy	8,115	499

See financial notes 23

 Schwab Fundamental US Large Company Index Fund

Portfolio Holdings continued

	Number	Value
Security	of Shares	($ x 1,000)

Sierra Pacific Resources	10,700	181
Southern Co.	37,995	1,393
Southern Union Co.	5,250	165
Southwest Gas Corp.	2,425	72
TECO Energy, Inc.	16,685	281
The AES Corp. *	25,970	556
UGI Corp.	4,120	110
UIL Holdings Corp.	725	26
Unisource Energy Corp.	2,625	83
Vectren Corp.	2,165	61
Westar Energy, Inc.	7,870	209
WGL Holdings, Inc.	1,245	42
Wisconsin Energy Corp.	5,370	257
Xcel Energy, Inc.	27,080	611

		31,478

Total Domestic Common Stock (Cost $477,965)		484,161

Foreign Common Stock 0.1% of net assets

Cayman Islands 0.1%

Energy 0.1%
GlobalSantaFe Corp.	3,045	247

Israel 0.0%

Software & Services 0.0%
Check Point Software Technologies Ltd. *	2,355	60

United Kingdom 0.0%

Insurance 0.0%
Willis Group Holdings Ltd.	1,945	82

Total Foreign Common Stock (Cost $348)		389

Security	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

Short-Term Investments 0.1% of net assets

U.S. Treasury Obligations 0.1%
U.S. Treasury Bills
3.55%, 12/20/07 (a)	35	35
3.61%, 12/20/07 (a)	260	259
3.80%, 12/20/07 (a)	65	64
3.82%, 12/20/07 (a)	240	239
3.91%, 12/20/07 (a)	135	134

		731

Total Short-Term Investments (Cost $731)		731

End of Investments.

At 10/31/07, the tax basis cost of the fund’s investments was $479,052, and the unrealized appreciation and depreciation were $25,848 and ($19,619), respectively, with a net appreciation of $6,229.

*	Non-income producing security.
(a)	All or a portion of this security is held as collateral for open futures contracts.
(b)	Issuer is affiliated with the fund’s adviser.

In addition to the above, the fund held the following at
10/31/07. All numbers are x 1,000 except number of futures contracts.

	Number of	Contract	Unrealized
	Contracts	Value	Gains

Futures Contract
S & P 500 Index, e-mini, Long, expires 12/21/07	105	8,163	27

24 See financial notes

 Schwab Fundamental US Large Company Index Fund

Statement of
Assets and Liabilities
As of October 31, 2007. All numbers x 1,000 except NAV.

Assets
Investments, at value (cost $479,044)		$485,281
Receivables:
Fund shares sold		8,352
Dividends		417
Due from brokers for futures		27
Prepaid expense	+	1

Total assets		494,078

Liabilities
Payables:
Investments bought		96
Investment adviser and administrator fees		18
Transfer agent and shareholder services fees		2
Fund shares redeemed		291
Payable to custodian		74
Accrued expenses	+	71

Total liabilities		552

Net Assets
Total assets		494,078
Total liabilities	−	552

Net assets		$493,526
Net Assets by Source
Capital received from investors		484,493
Net investment income not yet distributed		2,358
Net realized capital gains		411
Net unrealized capital gains		6,264

Net Asset Value (NAV) by Share Class

			Shares
Share Class	Net Assets	÷	Outstanding	=	NAV

Investor Shares	$47,127		4,394		$10.73
Select Shares	$101,192		9,426		$10.74
Institutional Shares	$345,207		32,106		$10.75

See financial notes 25

 Schwab Fundamental US Large Company Index Fund

Statement of
Operations
For April 2, 2007 through October 31, 2007. All numbers x 1,000.

Investment Income
Dividends, including $8 from affiliated issuer		$2,732
Interest	+	197

Total Investment Income		2,929

Net Realized Gains and Losses
Net realized gains on investments		199
Net realized gains on futures contracts	+	212

Net realized gains		411

Net Unrealized Gains and Losses
Net unrealized gains on investments		6,237
Net unrealized gains on futures contracts	+	27

Net unrealized gains		6,264

Expenses
Investment adviser and administrator fees		435
Transfer agent and shareholder service fees:
Investor Shares		38
Select Shares		31
Institutional Shares		98
FTSE RAFI Index fees		101
Registration fees		73
Custodian fees		56
Professional fees		21
Shareholder reports		17
Portfolio accounting fees		17
Trustees’ fees		2
Overdraft expense		1
Other expenses	+	1

Total expenses		891
Expense reduction by adviser and Schwab	−	318
Custody credits	−	2

Net expenses		571

Increase in Net Assets from Operations
Total investment income		2,929
Net expenses	−	571

Net investment income		2,358
Net realized gains		411
Net unrealized gains	+	6,264

Increase in net assets from operations		$9,033

26 See financial notes

 Schwab Fundamental US Large Company Index Fund

Statements of
Changes in Net Assets
For the current period only. Because the fund commenced operations on April 2, 2007, it has no prior report period. All numbers x 1,000.

Operations

		4/2/07*-10/31/07
Net investment income		$2,358
Net realized gains		411
Net unrealized gains	+	6,264

Increase in net assets from operations		9,033

Transactions in Fund Shares

		4/2/07*-10/31/07
		SHARES	VALUE

Shares Sold
Investor Shares		5,488	$57,669
Select Shares		10,673	112,016
Institutional Shares	+	34,072	360,153

Total shares sold		50,233	$529,838

Shares Redeemed
Investor Shares		(1,094)	($11,593)
Select Shares		(1,247)	(13,075)
Institutional Shares	+	(1,966)	(20,677)

Total shares redeemed		(4,307)	($45,345)

Net transactions in fund shares		45,926	$484,493

Shares Outstanding and Net Assets
		4/2/07*-10/31/07
		SHARES	NET ASSETS
Beginning of period		0	$0
Total increase	+	45,926	493,526

End of period		45,926	$493,526

Net investment income not yet distributed			$2,358

*	Commencement of operations.

See financial notes 27

Schwab Fundamental US Small-Mid Company
Index Fundtm

Financial Statements

Financial Highlights

	4/2/07[1]-
Investor Shares	10/31/07

Per—Share Data ($)

Net asset value at beginning of period	10.00

Income from investment operations:
Net investment income	0.04
Net realized and unrealized gains	0.30

Total income from investment operations	0.34
Net asset value at end of period	10.34

Total return (%)	3.40	[2]

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses	0.59	[3]
Gross operating expenses	1.00	[3]
Net investment income	1.08	[3]
Portfolio turnover rate	4	[2]
Net assets, end of period ($ x 1,000,000)	25

	4/2/07[1]-
Select Shares	10/31/07

Per—Share Data ($)

Net asset value at beginning of period	10.00

Income from investment operations:
Net investment income	0.04
Net realized and unrealized gains	0.31

Total income from investment operations	0.35
Net asset value at end of period	10.35

Total return (%)	3.50	[2]

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses	0.44	[3]
Gross operating expenses	0.85	[3]
Net investment income	1.20	[3]
Portfolio turnover rate	4	[2]
Net assets, end of period ($ x 1,000,000)	28
1 Commencement of operations.
2 Not annualized.
3 Annualized.

28 See financial notes

 Schwab Fundamental US Small-Mid Company Index Fundtm

Financial Highlights continued

	4/2/07[1]-
Institutional Shares	10/31/07

Per—Share Data ($)

Net asset value at beginning of period	10.00

Income from investment operations:
Net investment income	0.05
Net realized and unrealized gains	0.31

Total income from investment operations	0.36
Net asset value at end of period	10.36

Total return (%)	3.60	[2]

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses	0.35	[3]
Gross operating expenses	0.89	[3]
Net investment income	1.36	[3]
Portfolio turnover rate	4	[2]
Net assets, end of period ($ x 1,000,000)	33
1 Commencement of operations.
2 Not annualized.
3 Annualized.

See financial notes 29

 Schwab Fundamental US Small-Mid Company Index Fund

Portfolio Holdings as of October 31, 2007

This section shows all the securities in the fund’s portfolio and their value as of the report date.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The schedule of portfolio holdings filed on a fund’s most recent Form N-Q is also available by visiting Schwab’s website at www.schwab.com/schwabfunds.

		Cost	Value
Holdings by Category		($ x 1,000)	($ x 1,000)

96.6%	Domestic Common Stock	83,397	83,456
2.8%	Foreign Common Stock	2,243	2,413
0.2%	Short-Term Investments	149	149

99.6%	Total Investments	85,789	86,018
0.4%	Other Assets and Liabilities, Net		324

100.0%	Net Assets		86,342

	Number	Value
Security	of Shares	($ x 1,000)

Domestic Common Stock 96.6% of net assets

Automobiles & Components 1.0%
Aftermarket Technology Corp. *	2,485	86
Drew Industries, Inc. *	1,915	76
Fleetwood Enterprises, Inc. *	7,315	66
Gentex Corp.	6,870	143
Modine Manufacturing Co.	5,215	121
Monaco Coach Corp.	3,235	38
Sauer-Danfoss, Inc.	2,940	76
Superior Industries International, Inc.	4,360	88
Thor Industries, Inc.	2,610	125
Winnebago Industries, Inc.	2,365	61

		880

Banks 7.9%
1st Source Corp.	2,240	43
Alabama National Bancorp	1,080	85
AMCORE Financial, Inc.	2,260	54
Anchor BanCorp Wisconsin, Inc.	2,145	53
Arrow Financial Corp.	921	21
BancFirst Corp.	975	44
Bank Mutual Corp.	3,460	38
Bank of Granite Corp.	1,000	13
Bank of the Ozarks, Inc.	860	25
BankUnited Financial Corp., Class A	1,360	12
Banner Corp.	560	18
Boston Private Financial Holdings, Inc.	1,340	39
Brookline Bancorp, Inc.	5,110	55
Cadence Financial Corp.	890	14
Camden National Corp.	745	25
Capital City Bank Group, Inc.	995	28
Capitol Bancorp Ltd.	480	10
Capitol Federal Financial	3,280	108
Cascade Bancorp	555	11
Cathay General Bancorp	2,500	77
Centennial Bank Holdings, Inc. *	2,230	12
Central Pacific Financial Corp.	1,245	28
Chemical Financial Corp.	3,030	76
Chittenden Corp.	3,785	135
Citizens Republic Bancorp, Inc.	5,900	90
City Bank	580	14
City Holding Co.	990	37
CoBiz, Inc.	1,275	23
Columbia Banking System, Inc.	755	23
Community Bank System, Inc.	2,450	51
Community Banks, Inc.	1,645	50
Community Trust Bancorp, Inc.	1,395	41
Corus Bankshares, Inc.	4,525	50
CVB Financial Corp.	5,780	68
Dime Community Bancshares	4,050	58
East West Bancorp, Inc.	2,765	93
F.N.B. Corp.	6,035	100
Farmers Capital Bank Corp.	470	14
Federal Agricultural Mortgage Corp., Class C	1,100	32
Financial Institutions, Inc.	1,395	27
First BanCorp	905	16
First BanCorp Puerto Rico	11,830	104
First Busey Corp.	4,315	89
First Charter Corp.	2,625	80
First Citizens BancShares, Inc., Class A	758	123
First Commonwealth Financial Corp.	8,390	96
First Community Bancorp	1,080	53
First Community Bancshares, Inc.	775	27
First Financial Bancorp	3,990	47
First Financial Bankshares, Inc.	1,705	67
First Financial Corp.	1,000	31
First Financial Holdings, Inc.	985	28
First Indiana Corp.	1,825	58
First Merchants Corp.	1,465	32
First Midwest Bancorp, Inc.	3,855	130
First Niagara Financial Group, Inc.	7,555	100
FirstFed Financial Corp. *	1,315	56
Flagstar Bancorp, Inc.	8,325	67
Flushing Financial Corp.	1,635	28
Frontier Financial Corp.	2,955	66
Glacier Bancorp, Inc.	2,280	46
Great Southern Bancorp, Inc.	870	20
Hancock Holding Co.	2,330	89
Hanmi Financial Corp.	2,170	24
Harleysville National Corp.	2,525	38
IBERIABANK Corp.	750	37
Independent Bank Corp., Massachusetts	895	26
Independent Bank Corp., Michigan	2,260	24
Integra Bank Corp.	1,445	25
International Bancshares Corp.	5,012	110
Investors Bancorp, Inc. *	2,865	43
Irwin Financial Corp.	3,175	31
Kearny Financial Corp.	2,735	36
KNBT Bancorp, Inc.	1,950	33

30 See financial notes

 Schwab Fundamental US Small-Mid Company Index Fund

Portfolio Holdings continued

	Number	Value
Security	of Shares	($ x 1,000)

Lakeland Bancorp, Inc.	1,937	26
MB Financial, Inc.	2,345	78
Midwest Banc Holdings, Inc.	2,220	30
Municipal Mortgage & Equity LLC	3,970	86
Nara Bancorp, Inc.	1,280	20
National Penn Bancshares, Inc.	3,615	61
NBT Bancorp, Inc.	3,155	78
NetBank, Inc. *	10,295	—
New York Community Bancorp, Inc.	85	2
NewAlliance Bancshares, Inc.	5,775	81
Northwest Bancorp, Inc.	2,280	67
OceanFirst Financial Corp.	2,115	34
Ocwen Financial Corp. *	2,705	20
Old National Bancorp	7,125	119
Old Second Bancorp, Inc.	775	22
Omega Financial Corp.	2,210	60
Oriental Financial Group, Inc.	3,155	39
Pacific Capital Bancorp	3,070	64
Park National Corp.	1,410	112
Partners Trust Financial Group, Inc.	3,290	41
Peapack-Gladstone Financial Corp.	845	21
Peoples Bancorp, Inc.	1,475	37
PFF Bancorp, Inc.	2,220	24
Pinnacle Financial Partners, Inc. *	700	20
PrivateBancorp, Inc.	1,255	35
Prosperity Bancshares, Inc.	1,600	52
Provident Bankshares Corp.	2,830	70
Provident Financial Services, Inc.	4,990	79
Provident New York Bancorp	1,585	20
Renasant Corp.	2,500	58
S&T Bancorp, Inc.	2,590	86
S.Y. Bancorp, Inc.	965	24
Sandy Spring Bancorp, Inc.	1,595	47
Santander BanCorp	4,160	57
Seacoast Banking Corp. of Florida	1,790	26
Signature Bank *	1,590	54
Simmons First National Corp., Class A	1,100	30
Sterling Bancorp	2,245	33
Sterling Bancshares, Inc.	3,725	45
Sterling Financial Corp.	2,370	43
Sterling Financial Corp., Washington	1,240	28
Suffolk Bancorp	765	25
Sun Bancorp, Inc. *	1,046	18
Susquehanna Bancshares, Inc.	4,905	99
SVB Financial Group *	1,635	85
Texas Capital Bancshares, Inc. *	900	20
TierOne Corp.	1,185	27
Tompkins Financial Corp., Inc.	765	32
Triad Guaranty, Inc. *	705	6
TrustCo Bank Corp. NY	8,870	94
U.S.B. Holding Co., Inc.	1,025	22
UCBH Holdings, Inc.	3,400	58
UMB Financial Corp.	2,805	118
Umpqua Holdings Corp.	2,590	44
United Bankshares, Inc.	3,595	109
United Community Banks, Inc.	2,235	49
United Community Financial Corp.	4,080	26
W Holding Co., Inc.	24,080	51
Washington Trust Bancorp, Inc.	585	15
Wauwatosa Holdings, Inc. *	1,300	22
WesBanco, Inc.	2,170	50
West Coast Bancorp	765	21
Westamerica Bancorp	2,070	100
Western Alliance Bancorp *	965	22
Wilshire Bancorp, Inc.	2,265	23
Wintrust Financial Corp.	1,400	51
WSFS Financial Corp.	235	14

		6,805

Capital Goods 11.4%
A.O. Smith Corp.	3,260	122
A.S.V., Inc. *	605	7
AAON, Inc.	1,132	21
AAR Corp. *	1,940	62
Accuride Corp. *	3,960	40
Actuant Corp., Class A	1,310	90
Albany International Corp., Class A	2,930	110
American Railcar Industries, Inc.	750	17
American Science & Engineering, Inc.	530	32
American Woodmark Corp.	895	23
Ameron International Corp.	660	71
AMETEK, Inc.	3,815	179
Apogee Enterprises, Inc.	2,595	61
Applied Industrial Technologies, Inc.	4,020	142
Argon ST, Inc. *	965	19
Astec Industries, Inc. *	1,090	49
Baldor Electric Co.	2,470	100
Barnes Group, Inc.	4,725	173
BE Aerospace, Inc. *	3,545	176
Beacon Roofing Supply, Inc. *	2,530	23
Belden, Inc.	2,260	132
Blount International, Inc. *	3,505	43
Brady Corp., Class A	2,815	104
Bucyrus International, Inc., Class A	755	62
Cascade Corp.	755	47
Ceradyne, Inc. *	750	51
CIRCOR International, Inc.	1,090	55
CLARCOR, Inc.	2,925	107
Cubic Corp.	2,390	108
Curtiss-Wright Corp.	2,705	152
Donaldson Co., Inc.	3,375	145
DRS Technologies, Inc.	2,360	136
DynCorp International, Inc., Class A *	4,785	108
EDO Corp.	1,635	95
Electro Rent Corp.	3,105	45
Encore Wire Corp.	2,240	47
Energy Conversion Devices, Inc. *	530	14
EnerSys *	6,875	125
EnPro Industries, Inc. *	2,390	98
ESCO Technologies, Inc. *	1,600	66
Esterline Technologies Corp. *	2,570	141
Evergreen Solar, Inc. *	1,905	22
Fastenal Co.	5,320	237
Federal Signal Corp.	7,100	95
Franklin Electric Co., Inc.	1,180	51
FreightCar America, Inc.	735	32
Gardner Denver, Inc. *	2,695	97
GenCorp, Inc. *	3,250	38

See financial notes 31

 Schwab Fundamental US Small-Mid Company Index Fund

Portfolio Holdings continued

	Number	Value
Security	of Shares	($ x 1,000)

General Cable Corp. *	1,855	133
Gibraltar Industries, Inc.	2,455	44
Goodman Global, Inc. *	6,320	156
Graco, Inc.	2,740	108
GrafTech International Ltd. *	6,710	127
Granite Construction, Inc.	2,195	94
Griffon Corp. *	3,865	60
H&E Equipment Services, Inc. *	1,120	20
HEICO Corp.	200	11
HEICO Corp., Class A	1,245	54
Hexcel Corp. *	5,105	128
IDEX Corp.	3,842	136
II-VI, Inc. *	765	27
Insituform Technologies, Inc., Class A *	1,275	18
Interline Brands, Inc. *	3,260	78
Ionatron, Inc. *	4,100	15
Joy Global, Inc.	2,905	169
Kaman Corp.	2,720	103
Kaydon Corp.	1,315	71
Lawson Products, Inc.	580	20
Lincoln Electric Holdings, Inc.	2,080	150
Lindsay Corp.	240	12
McDermott International, Inc. *	4,190	256
Medis Technologies Ltd. *	200	3
Moog, Inc., Class A *	2,615	121
MSC Industrial Direct Co., Inc., Class A	2,725	133
MTC Technologies, Inc. *	585	11
NCI Building Systems, Inc. *	1,945	76
Nordson Corp.	1,855	99
Orbital Sciences Corp. *	2,855	73
Perini Corp. *	2,180	125
Powell Industries, Inc. *	1,270	53
Power-One, Inc. *	2,250	13
Raven Industries, Inc.	465	20
Regal-Beloit Corp.	2,365	116
Robbins & Myers, Inc.	1,300	94
Roper Industries, Inc.	3,120	221
Simpson Manufacturing Co., Inc.	2,985	89
Standex International Corp.	1,450	31
Superior Essex, Inc. *	2,945	98
TAL International Group, Inc.	3,590	85
Taser International, Inc. *	1,530	25
Teledyne Technologies, Inc. *	2,070	108
Tennant Co.	1,710	81
The Genlyte Group, Inc. *	1,735	113
The Gorman-Rupp Co.	770	30
The Greenbrier Cos., Inc.	2,120	57
The Manitowoc Co., Inc.	4,130	203
The Middleby Corp. *	248	16
The Toro Co.	2,070	115
Thomas & Betts Corp. *	2,625	147
TransDigm Group, Inc. *	6,080	277
Tredegar Corp.	3,675	64
Trex Co., Inc. *	500	5
Triumph Group, Inc.	1,730	138
UAP Holding Corp.	4,670	149
United Industrial Corp.	440	36
Universal Forest Products, Inc.	2,270	81
Valmont Industries, Inc.	1,410	135
Vicor Corp.	1,375	19
Wabash National Corp.	3,045	31
Wabtec Corp.	2,360	89
Walter Industries, Inc.	4,995	153
Watsco, Inc.	2,045	85
Watts Water Technologies, Inc., Class A	2,775	79
Woodward Governor Co.	1,950	131
Xerium Technologies, Inc.	4,455	18

		9,806

Commercial Services & Supplies 4.0%
ABM Industries, Inc.	5,110	120
Administaff, Inc.	1,960	78
American Reprographics Co. *	2,710	55
Bowne & Co., Inc.	4,350	76
CBIZ, Inc. *	6,495	58
CDI Corp.	2,820	78
Cenveo, Inc. *	4,675	106
Clean Harbors, Inc. *	765	38
Consolidated Graphics, Inc. *	1,280	82
Copart, Inc. *	3,465	133
CoStar Group, Inc. *	640	37
Covanta Holding Corp. *	4,915	133
CRA International, Inc. *	445	23
Diamond Management & Technology Consultants, Inc.	1,500	16
Ennis, Inc.	1,240	25
Equifax, Inc.	210	8
FTI Consulting, Inc. *	2,165	118
G&K Services, Inc., Class A	2,150	87
Healthcare Services Group, Inc.	870	19
Heidrick & Struggles International, Inc.	870	38
Herman Miller, Inc.	2,730	74
Hudson Highland Group, Inc. *	2,685	31
Huron Consulting Group, Inc. *	130	9
IHS, Inc., Class A *	1,710	108
Innerworkings, Inc. *	200	3
Interface, Inc., Class A	4,225	81
Kenexa Corp. *	535	16
Knoll, Inc.	6,500	123
Korn/Ferry International *	2,530	49
Labor Ready, Inc. *	3,730	66
LECG Corp. *	1,155	20
McGrath Rentcorp	2,225	76
Mine Safety Appliances Co.	2,485	114
Mobile Mini, Inc. *	1,125	20
Navigant Consulting, Inc. *	2,325	31
Pike Electric Corp. *	2,020	40
Resources Connection, Inc.	900	21
Rollins, Inc.	2,510	76
Schawk, Inc.	1,860	42
School Specialty, Inc. *	2,500	84
Spherion Corp. *	13,190	115
Stericycle, Inc. *	2,390	139
TeleTech Holdings, Inc. *	2,830	71
Tetra Tech, Inc. *	4,755	111
The Advisory Board Co. *	330	21
The Corporate Executive Board Co.	450	32
The Geo Group, Inc. *	2,590	82
The Standard Register Co.	7,050	90
Viad Corp.	3,165	112

32 See financial notes

 Schwab Fundamental US Small-Mid Company Index Fund

Portfolio Holdings continued

	Number	Value
Security	of Shares	($ x 1,000)

Volt Information Sciences, Inc. *	3,150	49
Waste Connections, Inc. *	4,730	160
Watson Wyatt Worldwide, Inc., Class A	995	47

		3,441

Consumer Durables & Apparel 3.3%
Arctic Cat, Inc.	2,400	35
Avatar Holdings, Inc. *	745	35
Blyth, Inc.	6,090	116
Brookfield Homes Corp.	3,195	48
Callaway Golf Co.	6,555	114
Carter’s, Inc. *	2,025	45
Champion Enterprises, Inc. *	8,105	96
Columbia Sportswear Co.	2,580	126
Crocs, Inc. *	460	34
CSS Industries, Inc.	895	35
Deckers Outdoor Corp. *	430	60
Ethan Allen Interiors, Inc.	3,485	108
Fossil, Inc. *	3,805	143
Iconix Brand Group, Inc. *	900	21
JAKKS Pacific, Inc. *	2,725	72
Jarden Corp. *	4,777	170
K-Swiss, Inc., Class A	2,530	59
Kenneth Cole Productions, Inc., Class A	1,140	21
Kimball International, Inc., Class B	4,625	62
Leapfrog Enterprises, Inc. *	6,235	47
Levitt Corp., Class A	1,130	2
M/I Homes, Inc.	2,940	49
Marine Products Corp.	3,180	26
National Presto Industries, Inc.	445	24
Nautilus, Inc.	1,875	12
Oakley, Inc. *	3,455	101
Oxford Industries, Inc.	1,010	26
Palm Harbor Homes, Inc. *	3,200	46
Phillips-Van Heusen Corp.	2,070	99
Pool Corp.	1,780	42
Quiksilver, Inc. *	8,550	115
RC2 Corp. *	1,320	39
Russ Berrie & Co., Inc. *	6,455	113
Sealy Corp.	3,530	47
Skechers U.S.A., Inc., Class A *	2,785	68
Skyline Corp.	1,485	53
Smith & Wesson Holding Corp. *	200	2
Steven Madden Ltd.	575	13
Tarragon Corp. *	1,360	3
Tempur-Pedic International, Inc.	3,615	130
The Warnaco Group, Inc. *	4,060	165
TOUSA, Inc.	14,680	11
Under Armour, Inc., Class A *	235	15
UniFirst Corp.	2,025	76
Volcom, Inc. *	1,235	36
Wolverine World Wide, Inc.	2,750	70

		2,830

Consumer Services 5.0%
AFC Enterprises, Inc. *	6,900	92
Ambassadors Groups, Inc.	880	16
Ameristar Casinos, Inc.	3,335	109
Applebee’s International, Inc.	3,695	94
Bally Technologies, Inc. *	3,025	122
BJ’s Restaurants, Inc. *	560	11
Bluegreen Corp. *	2,970	22
Bob Evans Farms, Inc.	3,265	92
Bright Horizons Family Solutions, Inc. *	1,295	50
California Pizza Kitchen, Inc. *	1,900	31
CEC Entertainment, Inc. *	2,480	74
Chipotle Mexican Grill, Inc., Class A *	760	106
Choice Hotels International, Inc.	1,090	42
Churchill Downs, Inc.	1,095	56
CKE Restaurants, Inc.	4,065	66
Coinstar, Inc. *	1,325	46
Corinthian Colleges, Inc. *	4,865	80
DeVry, Inc.	3,585	196
Domino’s Pizza, Inc.	3,315	51
Gaylord Entertainment Co. *	1,640	89
IHOP Corp.	1,290	82
International Speedway Corp., Class A	2,390	106
Isle of Capri Casinos, Inc. *	5,775	117
ITT Educational Services, Inc. *	1,155	147
Jackson Hewitt Tax Service, Inc.	1,705	53
Krispy Kreme Doughnuts, Inc. *	4,275	14
Landry’s Restaurants, Inc.	2,940	84
Life Time Fitness, Inc. *	1,085	66
Matthews International Corp., Class A	2,115	96
MTR Gaming Group, Inc. *	2,105	18
Multimedia Games, Inc. *	3,280	29
O’Charley’s, Inc.	2,975	48
P.F. Chang’s China Bistro, Inc. *	1,605	47
Panera Bread Co., Class A *	1,175	48
Papa John’s International, Inc. *	2,610	61
Penn National Gaming, Inc. *	2,940	182
Pinnacle Entertainment, Inc. *	2,585	76
Pre-Paid Legal Services, Inc. *	760	45
Red Robin Gourmet Burgers, Inc. *	1,080	43
Regis Corp.	3,275	110
Ruby Tuesday, Inc.	2,970	47
Scientific Games Corp., Class A *	3,630	131
Shuffle Master, Inc. *	1,560	21
Sonic Corp. *	3,200	79
Sotheby’s	1,600	87
Speedway Motorsports, Inc.	2,715	99
Steiner Leisure Ltd. *	760	34
Stewart Enterprises, Inc., Class A	8,860	80
Strayer Education, Inc.	347	65
Texas Roadhouse, Inc., Class A *	2,710	34
The Cheesecake Factory, Inc. *	2,635	59
The Marcus Corp.	2,630	51
The Steak n Shake Co. *	2,970	45
Triarc Cos., Inc., Class A	1,765	20
Triarc Cos., Inc., Class B	1,145	13
Trump Entertainment Resorts, Inc. *	6,335	49
Universal Technical Institute, Inc. *	780	15
Vail Resorts, Inc. *	2,060	125
Weight Watchers International, Inc.	1,880	96
WMS Industries, Inc. *	2,392	83
Wynn Resorts Ltd.	1,285	207

		4,357

See financial notes 33

 Schwab Fundamental US Small-Mid Company Index Fund

Portfolio Holdings continued

	Number	Value
Security	of Shares	($ x 1,000)

Diversified Financials 2.7%
Advance America Cash Advance Centers, Inc.	7,015	67
Advanta Corp., Class A	352	5
Advanta Corp., Class B	2,242	35
Affiliated Managers Group, Inc. *	1,219	160
Apollo Investment Corp.	2,600	54
Ares Capital Corp.	2,795	46
Asset Acceptance Capital Corp.	2,960	32
Calamos Asset Management, Inc., Class A	2,275	77
Capital Southwest Corp.	66	8
Cash America International, Inc.	1,005	39
Cohen & Steers, Inc.	1,240	47
CompuCredit Corp. *	3,265	65
Credit Acceptance Corp. *	1,575	35
Dollar Financial Corp. *	765	25
Eaton Vance Corp.	3,815	191
Encore Capital Group, Inc. *	2,155	25
Financial Federal Corp.	1,110	30
First Cash Financial Services, Inc. *	590	12
GAMCO Investors, Inc., Class A	1,635	101
GFI Group, Inc. *	755	65
Greenhill & Co., Inc.	335	25
IntercontinentalExchange, Inc. *	225	40
International Securities Exchange Holdings, Inc.	750	50
Investment Technology Group, Inc. *	2,255	94
KKR Financial Holdings LLC	1,337	21
Knight Capital Group, Inc., Class A *	5,345	72
LaBranche & Co., Inc. *	7,975	44
MCG Capital Corp.	6,605	93
Merrill Lynch & Co., Inc.	—	—
Nasdaq Stock Market, Inc. *	2,830	132
Nelnet, Inc., Class A	3,960	74
optionsXpress Holdings, Inc.	1,310	39
PICO Holdings, Inc. *	245	10
Piper Jaffray Cos., Inc. *	1,305	67
Portfolio Recovery Associates, Inc.	545	25
Resource America, Inc., Class A	975	15
SEI Investments Co.	3,590	114
SWS Group, Inc.	1,520	29
The First Marblehead Corp.	2,010	78
TradeStation Group, Inc. *	1,585	19
Waddell & Reed Financial, Inc., Class A	5,500	183
World Acceptance Corp. *	260	8

		2,351

Energy 7.6%
Alon USA Energy, Inc.	3,680	135
Alpha Natural Resources, Inc. *	4,345	119
APCO Argentina, Inc.	200	21
Atlas America, Inc.	1,032	60
ATP Oil & Gas Corp. *	745	43
Atwood Oceanics, Inc. *	970	82
Aventine Renewable Energy Holdings, Inc. *	4,615	48
Basic Energy Services, Inc. *	1,745	35
Berry Petroleum Co., Class A	2,260	110
Bill Barrett Corp. *	2,380	111
Bois d’Arc Energy, Inc. *	3,065	67
Brigham Exploration Co. *	4,815	35
Bristow Group, Inc. *	2,485	124
Bronco Drilling Co., Inc. *	605	8
Cabot Oil & Gas Corp.	3,250	129
CARBO Ceramics, Inc.	980	44
Carrizo Oil & Gas, Inc. *	955	49
Cheniere Energy, Inc. *	340	14
Clayton Williams Energy, Inc. *	2,305	69
Complete Production Services, Inc. *	4,310	86
Comstock Resources, Inc. *	4,075	149
Copano Energy LLC	2,200	85
Crosstex Energy, Inc.	2,260	83
Delek US Holdings, Inc.	4,770	114
Delta Petroleum Corp. *	2,315	43
Denbury Resources, Inc. *	5,485	310
Dril-Quip, Inc. *	1,085	58
Enbridge Energy Management LLC *	647	35
Encore Acquisition Co. *	3,905	143
Energy Partners Ltd. *	1,775	27
EXCO Resources, Inc. *	4,605	78
Gasco Energy, Inc. *	2,080	5
General Maritime Corp.	3,065	86
Global Industries Ltd. *	5,105	126
Goodrich Petroleum Corp. *	1,230	41
Grey Wolf, Inc. *	8,585	48
GulfMark Offshore, Inc. *	1,885	88
Harvest Natural Resources, Inc. *	4,750	65
Helix Energy Solutions Group, Inc. *	3,055	141
Helmerich & Payne, Inc.	4,995	158
Hercules Offshore, Inc. *	3,116	84
Holly Corp.	2,070	130
Horizon Offshore, Inc. *	1,250	20
Hornbeck Offshore Services, Inc. *	1,940	76
International Coal Group, Inc. *	14,755	79
ION Geophysical Corp. *	2,505	38
Kinder Morgan Management LLC *	2,532	129
Lufkin Industries, Inc.	755	45
Mariner Energy, Inc. *	4,900	123
Newpark Resources, Inc. *	9,340	59
Oceaneering International, Inc. *	2,500	193
Oil States International, Inc. *	3,810	165
Pacific Ethanol, Inc. *	200	2
Parallel Petroleum Corp. *	955	20
Parker Drilling Co. *	8,150	69
Penn Virginia Corp.	1,940	94
Petrohawk Energy Corp. *	3,820	71
Petroleum Development Corp. *	355	16
PetroQuest Energy, Inc. *	1,485	19
Pioneer Drilling Co. *	1,260	15
Plains Exploration & Production Co. *	3,745	191
Quicksilver Resources, Inc. *	1,525	87
Range Resources Corp.	2,510	113
Rentech, Inc. *	1,200	3
Rosetta Resources, Inc. *	5,430	103
RPC, Inc.	2,415	27
St. Mary Land & Exploration Co.	3,000	127
Superior Energy Services, Inc. *	3,470	129
Swift Energy Co. *	2,605	124

34 See financial notes

 Schwab Fundamental US Small-Mid Company Index Fund

Portfolio Holdings continued

	Number	Value
Security	of Shares	($ x 1,000)

TETRA Technologies, Inc. *	2,380	47
The Meridian Resource Corp. *	23,660	60
Toreador Resources Corp. *	200	2
Ultra Petroleum Corp. *	1,840	130
Unit Corp. *	2,210	106
VeraSun Energy *	1,575	21
Verenium Corp. *	200	1
W&T Offshore, Inc.	3,820	102
W-H Energy Services, Inc. *	1,630	94
Warren Resources, Inc. *	330	5
Western Refining, Inc.	4,435	163
Whiting Petroleum Corp. *	3,650	197

		6,551

Food & Staples Retailing 0.3%
Casey’s General Stores, Inc.	5,000	143
The Andersons, Inc.	1,105	55
United Natural Foods, Inc. *	3,055	88

		286

Food, Beverage & Tobacco 1.5%
Alico, Inc.	230	11
Alliance One International, Inc. *	10,830	71
Central European Distribution Corp *	2,360	126
Farmer Brothers Co.	1,825	45
Flowers Foods, Inc.	6,337	139
Hansen Natural Corp. *	755	51
J & J Snack Foods Corp.	875	31
Lancaster Colony Corp.	3,465	139
Lance, Inc.	3,080	65
Ralcorp Holdings, Inc. *	1,845	104
Reddy Ice Holdings, Inc.	1,410	39
Sanderson Farms, Inc.	2,700	94
The Hain Celestial Group, Inc. *	2,590	91
Tootsie Roll Industries, Inc.	2,835	73
TreeHouse Foods, Inc. *	3,245	91
Vector Group Ltd.	5,824	127

		1,297

Health Care Equipment & Services 5.7%
Align Technology, Inc. *	765	16
Alliance Imaging, Inc. *	7,375	73
Allscripts Healthcare Solutions, Inc. *	40	1
Amedisys, Inc. *	870	37
American Medical Systems Holdings, Inc. *	1,265	16
AMERIGROUP Corp. *	4,725	165
AMN Healthcare Services, Inc. *	1,665	32
AmSurg Corp. *	2,825	75
Analogic Corp.	865	49
ArthroCare Corp. *	760	49
Aspect Medical Systems, Inc. *	200	3
Brookdale Senior Living, Inc.	1,400	52
Centene Corp. *	2,940	69
Cerner Corp. *	2,505	149
Chemed Corp.	995	57
CONMED Corp. *	3,135	89
CorVel Corp. *	465	12
Cross Country Healthcare, Inc. *	2,965	47
Cyberonics, Inc. *	200	3
Datascope Corp.	1,005	36
DJO, Inc. *	470	24
Eclipsys Corp. *	1,080	24
Edwards Lifesciences Corp. *	2,710	136
ev3, Inc. *	307	5
Gen-Probe, Inc. *	1,195	84
Gentiva Health Services, Inc. *	5,525	105
Greatbatch, Inc. *	1,120	28
Haemonetics Corp. *	1,700	87
HealthExtras, Inc. *	900	26
Healthspring, Inc. *	1,250	26
Healthways, Inc. *	760	46
Hlth Corp. *	9,170	129
Hologic, Inc. *	2,120	144
ICU Medical, Inc. *	1,250	50
IDEXX Laboratories, Inc. *	870	106
Immucor, Inc. *	740	24
Integra LifeSciences Holdings *	570	28
Intuitive Surgical, Inc. *	375	123
Invacare Corp.	5,765	156
InVentiv Health, Inc. *	990	42
Inverness Medical Innovations, Inc. *	1,280	77
Kinetic Concepts, Inc. *	2,170	130
Kyphon, Inc. *	750	53
Landauer, Inc.	250	12
LCA-Vision, Inc.	1,230	21
Matria Healthcare, Inc. *	1,110	29
MedCath Corp. *	2,380	66
Mentor Corp.	890	38
Meridian Bioscience, Inc.	525	17
Merit Medical Systems, Inc. *	820	11
Molina Healthcare, Inc. *	2,705	103
National Healthcare Corp.	250	12
Nighthawk Radiology Holdings, Inc. *	1,000	24
NuVasive, Inc. *	200	9
Odyssey Healthcare, Inc. *	1,000	10
Palomar Medical Technologies, Inc. *	630	16
Pediatrix Medical Group, Inc. *	2,155	141
PolyMedica Corp.	1,610	85
PSS World Medical, Inc. *	3,970	80
Psychiatric Solutions, Inc. *	1,595	63
Radiation Therapy Services, Inc. *	260	8
RehabCare Group, Inc. *	2,845	59
Res-Care, Inc. *	3,725	92
ResMed, Inc. *	1,415	59
Respironics, Inc. *	2,825	141
Sierra Health Services, Inc. *	2,740	116
Sirona Dental Systems, Inc. *	1,290	43
SonoSite, Inc. *	1,200	42
STERIS Corp.	5,610	163
Sunrise Senior Living, Inc. *	2,845	105
SurModics, Inc. *	635	36
Symmetry Medical, Inc. *	1,570	27
The Cooper Cos., Inc.	1,985	83
The TriZetto Group, Inc. *	1,195	20
Thoratec Corp. *	1,145	23
Universal American Financial Corp. *	4,795	116
VCA Antech, Inc. *	2,475	114

See financial notes 35

 Schwab Fundamental US Small-Mid Company Index Fund

Portfolio Holdings continued

	Number	Value
Security	of Shares	($ x 1,000)

Vital Signs, Inc.	1,245	66
WellCare Health Plans, Inc. *	985	24
West Pharmaceutical Services, Inc.	1,220	50
Wright Medical Group, Inc. *	2,150	57
Young Innovations, Inc.	340	9
Zoll Medical Corp. *	875	21

		4,894

Household & Personal Products 1.0%
Bare Escentuals, Inc. *	5,135	127
Central Garden & Pet Co. *	3,000	25
Central Garden & Pet Co., Class A *	4,530	38
Chattem, Inc. *	755	56
Church & Dwight Co., Inc.	2,715	128
Elizabeth Arden, Inc. *	3,070	76
Herbalife Ltd.	3,805	168
Nu Skin Enterprises, Inc., Class A	5,910	102
Prestige Brands Holdings, Inc. *	2,510	26
Revlon, Inc., Class A *	24,910	29
USANA Health Sciences, Inc. *	630	26
WD-40 Co.	1,915	76

		877

Insurance 3.3%
Alfa Corp.	6,215	113
American Equity Investment Life Holding Co.	3,835	38
Argo Group International Holdings Ltd. *	2,459	105
Baldwin & Lyons, Inc., Class B	2,350	62
Brown & Brown, Inc.	4,940	124
Citizens, Inc. *	4,280	37
CNA Surety Corp. *	2,320	46
Crawford & Co., Class A *	6,605	37
Crawford & Co., Class B *	5,415	36
Delphi Financial Group, Inc., Class A	3,320	129
FBL Financial Group, Inc., Class A	2,700	109
First Acceptance Corp. *	4,110	18
Harleysville Group, Inc.	2,435	76
Hilb Rogal & Hobbs Co.	1,760	78
Hilltop Holdings, Inc. *	3,190	38
Horace Mann Educators Corp.	4,670	97
Infinity Property & Casualty Corp.	2,445	98
IPC Holdings Ltd.	4,435	133
Kansas City Life Insurance Co.	1,435	67
National Financial Partners Corp.	1,525	83
National Western Life Insurance Co., Class A	364	79
Philadelphia Consolidated Holding Corp. *	2,595	106
PMA Capital Corp., Class A *	5,570	55
Presidential Life Corp.	2,945	52
ProAssurance Corp. *	1,745	96
RLI Corp.	1,310	76
Safety Insurance Group, Inc.	1,005	36
Scottish Re Group Ltd. *	32,340	83
Selective Insurance Group, Inc.	5,140	125
State Auto Financial Corp.	3,230	89
Stewart Information Services Corp.	2,970	86
The Midland Co.	1,615	103
The Navigators Group, Inc. *	985	59
Tower Group, Inc.	735	22
United America Indemnity Ltd., Class A *	2,790	62
United Fire & Casualty Co.	2,260	72
Zenith National Insurance Corp.	2,390	96

		2,821

Materials 5.9%
A. Schulman, Inc.	5,670	134
AMCOL International Corp.	1,420	57
Apex Silver Mines Ltd. *	395	8
AptarGroup, Inc.	4,940	221
Arch Chemicals, Inc.	3,050	139
Buckeye Technologies, Inc. *	5,680	102
Caraustar Industries, Inc. *	5,605	23
Carpenter Technology Corp.	1,230	178
Century Aluminum Co. *	1,815	106
CF Industries Holdings, Inc.	2,825	248
Chesapeake Corp.	5,045	37
Cleveland-Cliffs, Inc.	1,620	155
Coeur d’Alene Mines Corp. *	2,795	11
Compass Minerals International, Inc.	2,830	105
Deltic Timber Corp.	740	41
Eagle Materials, Inc.	2,590	102
Ferro Corp.	6,530	135
Florida Rock Industries, Inc.	2,275	143
Georgia Gulf Corp.	5,505	67
Glatfelter	4,645	75
H.B. Fuller Co.	5,180	153
Headwaters, Inc. *	3,420	49
Hecla Mining Co. *	3,365	32
Innospec, Inc.	2,180	46
Metal Management, Inc.	1,320	69
Minerals Technologies, Inc.	1,930	136
Myers Industries, Inc.	4,205	89
Neenah Paper, Inc.	1,815	62
NewMarket Corp.	1,735	93
NL Industries, Inc.	11,065	122
OM Group, Inc. *	2,715	144
PolyOne Corp. *	17,205	138
Quanex Corp.	3,450	142
Rock-Tenn Co., Class A	3,915	114
Royal Gold, Inc.	830	29
RTI International Metals, Inc. *	740	58
Schnitzer Steel Industries, Inc., Class A	1,740	115
Schweitzer-Mauduit International, Inc.	3,310	93
Sensient Technologies Corp.	5,845	175
Spartech Corp.	3,585	55
Stepan Co.	2,365	82
Stillwater Mining Co. *	5,940	66
Symyx Technologies, Inc. *	610	6
Terra Industries, Inc. *	6,990	258
Texas Industries, Inc.	1,945	142
Titanium Metals Corp. *	4,590	162
Tronox, Inc., Class A	1,805	15
Tronox, Inc., Class B	1,850	15
W.R. Grace & Co. *	4,565	135
Wausau Paper Corp.	6,010	60

36 See financial notes

 Schwab Fundamental US Small-Mid Company Index Fund

Portfolio Holdings continued

	Number	Value
Security	of Shares	($ x 1,000)

Westlake Chemical Corp.	4,385	108
Wheeling-Pittsburgh Corp. *	2,510	49
Zoltek Cos., Inc. *	200	9

		5,108

Media 2.9%
4Kids Entertainment, Inc. *	705	12
Arbitron, Inc.	860	44
Carmike Cinemas, Inc.	2,675	43
Citadel Broadcasting Corp.	24,565	108
CKX, Inc. *	2,335	28
Courier Corp.	255	10
Cox Radio, Inc., Class A *	9,095	110
Crown Media Holdings, Inc., Class A *	4,125	32
CTC Media, Inc. *	2,600	65
Cumulus Media Inc., Class A *	6,885	71
DreamWorks Animation SKG, Inc., Class A *	4,345	141
Emmis Communications Corp., Class A	14,330	74
Entercom Communications Corp., Class A	5,325	99
Entravision Communications Corp., Class A *	10,255	93
Fisher Communications, Inc. *	1,245	60
Gemstar — TV Guide International, Inc. *	22,980	158
Gray Television, Inc.	5,715	54
Harte-Hanks, Inc.	3,735	66
Interactive Data Corp.	4,885	157
John Wiley & Sons, Inc., Class A	3,715	163
Journal Communications, Inc., Class A	8,855	79
Journal Register Co.	3,460	8
Lee Enterprises, Inc.	4,370	70
Lin TV Corp., Class A *	10,060	147
Martha Stewart Living Omnimedia, Inc., Class A *	280	4
Marvel Entertainment, Inc. *	2,615	65
Media General, Inc., Class A	3,170	89
Mediacom Communications Corp., Class A *	16,440	95
Morningstar, Inc. *	235	17
PRIMEDIA, Inc.	5,829	53
R.H. Donnelley Corp. *	745	41
Radio One, Inc., Class D *	11,530	40
RCN Corp. *	1,920	28
Salem Communications Corp., Class A	2,445	20
Sinclair Broadcast Group, Inc., Class A	7,810	94
Valassis Communications, Inc. *	5,785	57
Westwood One, Inc.	11,320	24

		2,519

Pharmaceuticals & Biotechnology 3.4%
Affymetrix, Inc. *	2,390	61
Albany Molecular Research, Inc. *	3,945	71
Alpharma, Inc., Class A *	5,295	109
Applera Corp.-Celera Group *	2,585	42
Bio-Rad Laboratories, Inc., Class A *	1,850	179
Bruker BioSciences Corp. *	4,035	42
Cambrex Corp.	1,280	15
Celgene Corp. *	1,090	72
Cephalon, Inc. *	1,835	135
Covance, Inc. *	2,475	204
Dionex Corp. *	750	66
Endo Pharmaceuticals Holdings, Inc. *	3,810	112
Enzo Biochem, Inc. *	1,400	17
Enzon Pharmaceuticals, Inc. *	200	2
eResearch Technology, Inc. *	2,570	29
Geron Corp. *	3,800	29
Idenix Pharmaceuticals, Inc. *	200	1
Illumina, Inc. *	235	13
ImClone Systems, Inc. *	360	16
K-V Pharmaceutical Co., Class A *	1,730	54
K-V Pharmaceutical Co., Class B *	300	9
Keryx Biopharmaceuticals, Inc. *	200	2
LifeCell Corp. *	235	10
Luminex Corp. *	200	3
Martek Biosciences Corp. *	1,840	56
Maxygen, Inc. *	2,400	18
Medicis Pharmaceutical Corp., Class A	1,225	36
MGI Pharma, Inc. *	1,350	44
Millennium Pharmaceuticals, Inc. *	8,700	103
Millipore Corp. *	1,520	118
Momenta Pharmaceutical, Inc. *	200	3
Myriad Genetics, Inc. *	530	29
Nabi Biopharmaceuticals *	1,535	6
Nektar Therapeutics *	85	1
Neurocrine Biosciences, Inc. *	2,295	21
Noven Pharmaceuticals, Inc. *	900	14
Onyx Pharmaceuticals, Inc. *	540	25
OSI Pharmaceuticals, Inc. *	1,030	43
Panacos Pharmaceutical, Inc. *	300	1
Par Pharmaceutical Cos., Inc. *	2,870	53
PAREXEL International Corp. *	1,710	79
PDL BioPharma, Inc. *	1,140	24
Perrigo Co.	4,605	109
Pharmaceutical Product Development, Inc.	2,965	125
PharmaNet Development Group, Inc. *	895	29
Pharmion Corp. *	1,270	61
PRA International *	1,115	34
QIAGEN N.V. *	393	9
Salix Pharmaceuticals Ltd. *	1,495	17
Sciele Pharma, Inc. *	1,335	34
Techne Corp. *	865	56
The Medicines Co. *	145	3
United Therapeutics Corp. *	430	29
Valeant Pharmaceuticals International *	6,775	99
Varian, Inc. *	1,635	121
Ventana Medical Systems, Inc. *	545	48
ViroPharma, Inc. *	2,000	17
Waters Corp. *	2,605	201
ZymoGenetics, Inc. *	70	1

		2,960

See financial notes 37

 Schwab Fundamental US Small-Mid Company Index Fund

Portfolio Holdings continued

	Number	Value
Security	of Shares	($ x 1,000)

Real Estate 4.4%
Acadia Realty Trust	1,325	35
Alexander’s, Inc. *	200	80
Alexandria Real Estate Equities, Inc.	1,284	132
Anthracite Capital, Inc.	11,725	98
Anworth Mortgage Asset Corp.	8,655	59
Ashford Hospitality Trust	5,245	52
BioMed Realty Trust, Inc.	1,960	47
CapitalSource, Inc.	3,300	60
Cedar Shopping Centers, Inc.	545	7
Corporate Office Properties Trust	1,835	76
Deerfield Triarc Capital Corp.	1,970	19
DiamondRock Hospitality Co.	2,175	42
Digital Realty Trust, Inc.	2,470	109
EastGroup Properties, Inc.	1,830	87
Entertainment Properties Trust	1,830	100
Extra Space Storage, Inc.	2,565	40
FelCor Lodging Trust, Inc.	5,450	114
Forest City Enterprises, Inc., Class A	1,960	112
Forest City Enterprises, Inc., Class B	130	7
Franklin Street Properties Corp.	5,770	94
Getty Realty Corp.	2,860	81
GMH Communities Trust	1,075	8
Gramercy Capital Corp.	875	23
HomeBanc Corp.	6,875	—
Inland Real Estate Corp.	6,170	92
Investors Real Estate Trust	3,425	37
Jones Lang LaSalle, Inc.	1,181	113
Kilroy Realty Corp.	1,635	106
LaSalle Hotel Properties	1,840	76
Lexington Realty Trust	4,870	96
LTC Properties, Inc.	1,530	39
Maguire Properties, Inc.	2,740	75
MFA Mortgage Investments, Inc.	19,390	166
Mid-America Apartment Communities, Inc.	1,845	96
National Health Investors, Inc.	2,935	86
National Retail Properties, Inc.	6,155	156
OMEGA Healthcare Investors, Inc.	3,290	55
Parkway Properties, Inc.	1,720	74
PS Business Parks, Inc.	1,210	70
RAIT Financial Trust	1,865	17
Ramco-Gershenson Properties Trust	2,030	58
Saul Centers, Inc.	1,085	59
Sovran Self Storage, Inc.	1,410	67
Sun Communities, Inc.	3,955	121
Sunstone Hotel Investors, Inc.	2,605	72
Tanger Factory Outlet Centers, Inc.	1,730	73
Taubman Centers, Inc.	1,955	115
Tejon Ranch Co. *	230	9
The St. Joe Co.	2,970	101
U-Store-It Trust	2,615	34
Universal Health Realty Income Trust	1,900	70
Urstadt Biddle Properties, Class A	1,795	30
Washington Real Estate Investment Trust	3,855	136

		3,781

Retailing 4.0%
A.C. Moore Arts & Crafts, Inc. *	2,260	38
Aaron Rents, Inc.	3,720	79
Aeropostale, Inc. *	3,270	75
bebe Stores, Inc.	1,390	19
Big 5 Sporting Goods Corp.	840	15
Blue Nile, Inc. *	630	50
Brown Shoe Co., Inc.	3,362	69
Building Materials Holding Corp.	4,800	38
Cabela’s, Inc. *	20,480	400
Charlotte Russe Holding, Inc. *	615	9
Chico’s FAS, Inc. *	8,005	105
Christopher & Banks Corp.	1,140	16
Coldwater Creek, Inc. *	2,540	23
Conn’s, Inc. *	2,965	76
Cost Plus, Inc. *	5,430	16
dELiA *s, Inc. *	2,700	9
Dick’s Sporting Goods, Inc. *	5,400	180
DSW, Inc., Class A *	1,745	39
Fred’s, Inc., Class A	4,730	50
Genesco, Inc. *	2,480	115
GSI Commerce, Inc. *	980	28
Guess?, Inc.	1,735	89
Haverty Furniture Cos., Inc.	3,995	34
Hibbett Sports, Inc. *	585	14
Hot Topic, Inc. *	4,420	34
J. Crew Group, Inc. *	1,230	46
Jo-Ann Stores, Inc. *	5,650	109
Jos. A. Bank Clothiers, Inc. *	1,490	43
Lithia Motors, Inc., Class A	4,035	68
LKQ Corp. *	2,375	92
Netflix, Inc. *	2,255	60
New York & Co., Inc. *	4,400	31
NutriSystem, Inc. *	530	16
Overstock.com, Inc. *	1,080	42
Pacific Sunwear of California, Inc. *	7,150	119
Priceline.com, Inc. *	1,310	122
Select Comfort Corp. *	1,370	16
Source Interlink Cos., Inc. *	9,870	31
Stage Stores, Inc.	3,195	60
Stamps.com, Inc. *	2,345	32
Stein Mart, Inc.	2,495	16
Systemax, Inc.	3,585	84
The Buckle, Inc.	2,215	95
The Cato Corp., Class A	3,365	68
The Children’s Place Retail Stores, Inc. *	1,640	42
The Dress Barn, Inc. *	2,875	47
The Finish Line, Inc., Class A	5,980	22
The Gymboree Corp. *	1,820	62
The Men’s Wearhouse, Inc.	3,055	129
Tractor Supply Co. *	2,490	103
Tuesday Morning Corp.	2,230	17
Tween Brands, Inc. *	2,365	73
Urban Outfitters, Inc. *	4,015	101
ValueVision Media, Inc., Class A *	2,640	14
West Marine, Inc. *	4,880	53

38 See financial notes

 Schwab Fundamental US Small-Mid Company Index Fund

Portfolio Holdings continued

	Number	Value
Security	of Shares	($ x 1,000)

Zumiez, Inc. *	1,030	43

		3,476

Semiconductors & Semiconductor Equipment 3.3%
Actel Corp. *	2,630	30
Advanced Analogic Technologies, Inc. *	2,000	24
Advanced Energy Industries, Inc. *	720	12
AMIS Holdings, Inc. *	9,565	73
Applied Micro Circuits Corp. *	9,760	31
Asyst Technologies, Inc. *	4,995	24
Atheros Communications *	745	26
ATMI, Inc. *	1,715	55
Axcelis Technologies, Inc. *	5,260	25
Brooks Automation, Inc. *	1,290	17
Cabot Microelectronics Corp. *	1,930	77
Cirrus Logic, Inc. *	2,835	17
Cohu, Inc.	1,610	26
Conexant Systems, Inc. *	24,520	31
Credence Systems Corp. *	10,615	32
Cree, Inc. *	5,295	148
Cymer, Inc. *	1,220	52
Cypress Semiconductor Corp. *	6,705	245
Diodes, Inc. *	1,147	38
DSP Group, Inc. *	1,940	31
Entegris, Inc. *	6,665	61
Exar Corp. *	3,315	40
FEI Co. *	1,420	41
FormFactor, Inc. *	465	18
Genesis Microchip, Inc. *	4,075	30
Hittite Microwave Corp. *	735	37
Integrated Device Technology, Inc. *	5,895	79
Kopin Corp. *	5,900	24
Lattice Semiconductor Corp. *	6,325	27
LTX Corp. *	3,645	12
MEMC Electronic Materials, Inc. *	2,500	183
Micrel, Inc.	2,250	20
Microsemi Corp. *	1,945	52
MKS Instruments, Inc. *	3,150	63
Netlogic Microsystems, Inc. *	540	18
OmniVision Technologies, Inc. *	2,980	66
ON Semiconductor Corp. *	7,975	81
Pericom Semiconductor Corp. *	1,820	27
Photronics, Inc. *	5,545	61
PMC-Sierra, Inc. *	5,125	46
Rambus, Inc. *	1,865	37
RF Micro Devices, Inc. *	7,765	48
Rudolph Technologies, Inc. *	1,380	18
Semtech Corp. *	2,505	43
Silicon Image, Inc. *	2,460	16
Silicon Laboratories, Inc. *	2,270	99
Silicon Storage Technology, Inc. *	4,055	14
SiRF Technology Holdings, Inc. *	1,965	59
Skyworks Solutions, Inc. *	12,710	117
Standard Microsystems Corp. *	990	39
Supertex, Inc. *	1,200	44
Tessera Technologies, Inc. *	1,240	47
Trident Microsystems, Inc. *	850	6
TriQuint Semiconductor, Inc. *	9,020	57
Varian Semiconductor Equipment Associates, Inc. *	2,252	104
Veeco Instruments, Inc. *	1,340	24
Zoran Corp. *	2,735	70

		2,842

Software & Services 5.8%
ACI Worldwide, Inc. *	595	14
Acxiom Corp.	5,575	73
Advent Software, Inc. *	260	14
Akamai Technologies, Inc. *	1,175	46
Ansoft Corp. *	230	7
ANSYS, Inc. *	1,000	39
Ariba, Inc. *	2,745	36
Aspen Technology, Inc. *	2,280	40
Autodesk, Inc. *	3,370	165
BearingPoint, Inc. *	15,120	72
Blackbaud, Inc.	455	12
Blackboard, Inc. *	1,235	62
Borland Software Corp. *	3,890	17
CACI International, Inc., Class A *	2,385	128
CDC Corp., Class A *	2,870	21
CIBER, Inc. *	7,670	60
CMGI, Inc. *	6,955	10
CNET Networks, Inc. *	2,780	22
Cognizant Technology Solutions Corp., Class A *	2,770	115
Commvault Systems, Inc. *	200	4
Concur Technologies, Inc. *	1,000	36
CSG Systems International, Inc. *	2,845	58
DealerTrack Holdings, Inc. *	345	17
Digital River, Inc. *	250	13
DivX, Inc. *	50	1
EarthLink, Inc. *	16,775	133
Entrust, Inc. *	1,700	3
Epicor Software Corp. *	1,045	12
EPIQ Systems, Inc. *	1,570	30
Equinix, Inc. *	530	62
eSPEED, Inc., Class A *	3,620	37
Euronet Worldwide, Inc. *	2,195	70
FactSet Research Systems, Inc.	865	61
Fair Isaac Corp.	2,385	90
FalconStor Software, Inc. *	200	3
Forrester Research, Inc. *	475	11
Gartner, Inc. *	4,500	99
Gevity HR, Inc.	2,815	28
Global Cash Access Holdings, Inc. *	2,535	25
Global Payments, Inc.	2,370	113
Heartland Payment Systems, Inc.	1,605	48
Informatica Corp. *	1,475	25
InfoSpace, Inc.	2,710	52
infoUSA, Inc.	3,315	35
Internap Network Services Corp. *	1,365	23
Interwoven, Inc. *	2,225	32
j2 Global Communications, Inc. *	985	33
Jack Henry & Associates, Inc.	3,480	102
JDA Software Group, Inc. *	2,585	65
Jupitermedia Corp. *	980	5
Lawson Software, Inc. *	4,020	45
Macrovision Corp. *	2,260	54
Magma Design Automation, Inc. *	685	10
Manhattan Associates, Inc. *	1,095	33
ManTech International Corp., Class A *	1,760	70
MAXIMUS, Inc.	2,145	103

See financial notes 39

 Schwab Fundamental US Small-Mid Company Index Fund

Portfolio Holdings continued

	Number	Value
Security	of Shares	($ x 1,000)

Mentor Graphics Corp. *	4,280	69
MICROS Systems, Inc. *	1,080	78
MicroStrategy, Inc., Class A *	628	62
Midway Games, Inc. *	4,600	14
MPS Group, Inc. *	9,045	110
MSC.Software Corp. *	2,415	33
NAVTEQ Corp. *	2,355	182
Net 1 UEPS Technologies, Inc. *	880	28
Nuance Communications, Inc. *	3,155	70
Openwave Systems, Inc.	4,435	18
Parametric Technology Corp. *	3,100	59
Progress Software Corp. *	2,550	83
Quality Systems, Inc.	530	19
Quest Software, Inc. *	4,180	73
RealNetworks, Inc. *	5,845	42
Red Hat, Inc. *	1,600	35
Renaissance Learning, Inc.	2,540	36
S1 Corp. *	5,470	46
Salesforce.com, Inc. *	1,235	70
Sapient Corp. *	3,180	22
SINA Corp. *	980	56
Sohu.com, Inc. *	760	46
Sonic Solutions *	1,465	18
SonicWALL, Inc. *	3,855	40
SPSS, Inc. *	1,060	40
SRA International, Inc., Class A *	2,815	77
Sybase, Inc. *	5,125	147
Sykes Enterprises, Inc. *	2,630	46
Syntel, Inc.	2,335	99
Take-Two Interactive Software, Inc. *	6,335	119
The Knot, Inc. *	1,000	19
The Ultimate Software Group, Inc. *	1,000	35
THQ, Inc. *	2,930	79
TIBCO Software, Inc. *	7,830	72
TNS, Inc.	2,275	37
Tyler Technologies, Inc. *	1,915	31
United Online, Inc.	2,765	49
ValueClick, Inc. *	2,260	61
VeriFone Holdings, Inc. *	1,895	94
Vignette Corp. *	1,620	28
Websense, Inc. *	1,090	20
Wind River Systems, Inc. *	3,050	38
Wright Express Corp. *	1,000	39

		5,033

Technology Hardware & Equipment 6.2%
3Com Corp. *	22,120	108
Adaptec, Inc. *	16,195	57
ADC Telecommunications, Inc. *	6,000	112
ADTRAN, Inc.	4,045	97
Agilysys, Inc.	4,122	71
Amphenol Corp., Class A	3,840	170
Arris Group, Inc. *	3,965	46
Avid Technology, Inc. *	2,925	86
Avocent Corp. *	2,190	59
Black Box Corp.	1,940	78
Brightpoint, Inc. *	10,500	170
Brocade Communications Systems, Inc. *	8,520	81
Checkpoint Systems, Inc. *	4,720	143
Ciena Corp. *	1,280	61
Cogent, Inc. *	2,780	41
Cognex Corp.	1,365	25
Coherent, Inc. *	2,600	85
CommScope, Inc. *	2,605	123
Comtech Telecommunications Corp. *	870	47
CTS Corp.	3,195	39
Daktronics, Inc.	1,165	35
Ditech Networks, Inc. *	4,400	22
Dolby Laboratories, Inc., Class A *	2,245	93
Dycom Industries, Inc. *	3,910	110
Echelon Corp. *	1,850	41
Electro Scientific Industries, Inc. *	2,255	49
Electronics for Imaging, Inc. *	2,980	68
Emulex Corp. *	3,925	85
Excel Technology, Inc. *	460	13
Extreme Networks, Inc. *	4,765	21
F5 Networks, Inc. *	1,490	54
Finisar Corp. *	5,025	12
FLIR Systems, Inc. *	1,945	135
Foundry Networks, Inc. *	5,875	124
Harmonic, Inc. *	2,225	27
Hughes Communications, Inc. *	230	14
Hutchinson Technology, Inc. *	4,600	109
Imation Corp.	3,825	85
InterDigital, Inc. *	745	16
Intermec, Inc. *	4,035	103
Itron, Inc. *	1,065	114
Ixia *	1,415	15
KEMET Corp. *	13,515	96
Littelfuse, Inc. *	2,005	64
Loral Space & Communications, Inc. *	1,950	79
MasTec, Inc. *	4,510	71
Mercury Computer Systems, Inc. *	2,100	33
Methode Electronics, Inc.	3,730	47
MTS Systems Corp.	880	39
Multi-Fineline Electronix, Inc. *	720	10
National Instruments Corp.	2,695	87
NETGEAR, Inc. *	1,000	35
Newport Corp. *	2,130	29
Novatel Wireless, Inc. *	755	20
OSI Systems, Inc. *	590	15
Palm, Inc.	4,315	39
Park Electrochemical Corp.	1,710	54
Photon Dynamics, Inc. *	400	4
Plantronics, Inc.	2,710	74
Plexus Corp. *	5,180	134
Polycom, Inc. *	3,450	97
Powerwave Technologies, Inc. *	12,260	68
QLogic Corp. *	7,080	110
Quantum Corp. *	36,175	145
Rackable Systems, Inc. *	1,560	21
Riverbed Technology, Inc. *	540	18
Rofin-Sinar Technologies, Inc. *	755	59
Rogers Corp. *	1,570	77
ScanSource, Inc. *	2,800	103
SeaChange International, Inc. *	2,740	17
Sonus Networks, Inc. *	2,590	18
Sycamore Networks, Inc. *	7,905	34
Symmetricom, Inc. *	1,535	7
Synaptics, Inc. *	870	47
Technitrol, Inc.	2,590	76
Tekelec *	3,635	48

40 See financial notes

 Schwab Fundamental US Small-Mid Company Index Fund

Portfolio Holdings continued

	Number	Value
Security	of Shares	($ x 1,000)

Tektronix, Inc.	3,730	141
Trimble Navigation Ltd. *	3,455	144
ViaSat, Inc. *	475	15
Zebra Technologies Corp., Class A *	2,840	111

		5,330

Telecommunication Services 1.9%
Alaska Communication Systems Group, Inc.	2,640	43
Cbeyond, Inc. *	535	21
Centennial Communications Corp. *	12,725	130
Cogent Communications Group, Inc. *	645	18
Dobson Communications Corp., Class A *	15,400	199
FairPoint Communications, Inc.	3,330	62
General Communication, Inc., Class A *	3,960	46
Golden Telecom, Inc.	2,325	240
IDT Corp.	1,475	12
IDT Corp., Class B	7,250	58
InPhonic, Inc. *	200	—
Iowa Telecommunications Services, Inc.	2,930	58
iPCS, Inc.	740	26
Leap Wireless International, Inc. *	1,865	133
Neustar, Inc., Class A *	575	20
North Pittsburgh Systems, Inc.	1,120	27
NTELOS Holdings Corp.	3,040	92
Premiere Global Services, Inc. *	4,360	72
SBA Communications Corp., Class A *	1,005	36
SureWest Communications	2,370	63
Syniverse Holdings, Inc. *	6,065	101
Time Warner Telecom, Inc., Class A *	4,475	104
USA Mobility, Inc. *	4,725	74
Vonage Holdings Corp. *	800	2

		1,637

Transportation 2.6%
ABX Air, Inc. *	12,530	79
AirTran Holdings, Inc. *	6,115	64
American Commercial Lines, Inc. *	1,745	26
Arkansas Best Corp.	3,040	83
Atlas Air Worldwide Holdings, Inc. *	2,800	164
Diana Shipping, Inc.	3,935	168
DryShips, Inc.	2,880	339
Eagle Bulk Shipping, Inc.	1,620	55
ExpressJet Holdings, Inc. *	12,480	41
Forward Air Corp.	775	25
Genco Shipping & Trading Ltd.	1,585	114
Genesee & Wyoming, Inc., Class A *	2,165	64
Heartland Express, Inc.	3,285	46
Horizon Lines, Inc., Class A	1,950	61
Hub Group, Inc., Class A *	2,710	69
JetBlue Airways Corp. *	10,730	98
Kirby Corp. *	2,920	133
Knight Transportation, Inc.	2,015	32
Landstar System, Inc.	2,270	96
Macquarie Infrastructure Co., LLC	600	25
Old Dominion Freight Line, Inc. *	2,500	57
Pacer International, Inc.	3,260	48
Quintana Maritime Ltd.	1,525	43
Republic Airways Holdings, Inc. *	3,410	73
Seaspan Corp.	2,010	64
SkyWest, Inc.	5,300	145
US Airways Group, Inc. *	2,675	74

		2,286

Utilities 1.5%
American States Water Co.	1,115	51
California Water Service Group	1,940	86
Central Vermont Public Service Corp.	2,245	71
CH Energy Group, Inc.	2,705	126
El Paso Electric Co. *	5,345	130
ITC Holdings Corp.	970	56
MGE Energy, Inc.	2,200	74
Northwest Natural Gas Co.	3,045	147
Ormat Technologies, Inc.	760	41
Otter Tail Corp.	3,480	121
SJW Corp.	1,490	52
South Jersey Industries, Inc.	2,620	98
The Empire District Electric Co.	3,710	89
The Laclede Group, Inc.	4,190	146

		1,288

Total Domestic Common Stock (Cost $83,397)		83,456

Foreign Common Stock 2.8% of net assets

Bermuda 1.9%

Capital Goods 0.5%
China Yuchai International Ltd.	9,805	135
Foster Wheeler Ltd. *	1,935	287

		422

Consumer Durables & Apparel 0.1%
Helen of Troy Ltd. *	3,330	60

Consumer Services 0.1%
Orient-Express Hotels Ltd., Class A	1,190	77

Diversified Financials 0.1%
Primus Guaranty Ltd. *	2,605	24
W.P. Stewart & Co., Ltd.	8,875	57

		81

Energy 0.5%
Knightsbridge Tankers Ltd.	4,190	107
Nordic American Tanker Shipping Ltd.	3,805	147
Tsakos Energy Navigation Ltd.	1,845	128

		382

Insurance 0.4%
Assured Guaranty Ltd.	4,065	94
Enstar Group Ltd. *	210	27
Max Capital Group Ltd.	3,815	108
Platinum Underwriters Holdings Ltd.	4,115	148

		377

See financial notes 41

 Schwab Fundamental US Small-Mid Company Index Fund

Portfolio Holdings continued

	Number	Value
Security	of Shares	($ x 1,000)

Media 0.1%
Central European Media Enterprises Ltd., Class A *	870	100

Semiconductors & Semiconductor Equipment 0.1%
ChipMOS TECHNOLOGIES (Bermuda) Ltd. *	9,040	51

Software & Services 0.0%
VistaPrint Ltd. *	630	30

Technology Hardware & Equipment 0.0%
Xyratex Ltd. *	775	13

Telecommunication Services 0.0%
Global Crossing Ltd. *	785	17

		1,610

Canada 0.0%

Technology Hardware & Equipment 0.0%
Optimal Group, Inc., Class A *	760	4

Israel 0.1%

Health Care Equipment & Services 0.0%
Syneron Medical Ltd. *	1,260	23

Semiconductors & Semiconductor Equipment 0.0%
Saifun Semiconductors Ltd. *	720	7

Technology Hardware & Equipment 0.1%
AudioCodes Ltd. *	200	1
Orbotech Ltd. *	1,660	35

		36

		66

Luxembourg 0.3%

Telecommunication Services 0.3%
Millicom International Cellular S.A. *	1,950	229

Netherlands 0.2%

Energy 0.1%
Core Laboratories N.V. *	545	79

Health Care Equipment & Services 0.1%
Orthofix International N.V. *	1,780	96

		175

Singapore 0.2%

Semiconductors & Semiconductor Equipment 0.2%
ASE Test Ltd. *	9,885	143
Verigy Ltd. *	1,720	40

		183

Software & Services 0.0%
GigaMedia Ltd. *	275	7

		190

United Kingdom 0.1%

Technology Hardware & Equipment 0.1%
Nam Tai Electronics, Inc.	5,760	70

Transportation 0.0%
UTI Worldwide, Inc.	2,720	69

		139

Total Foreign Common Stock (Cost $2,243)		2,413

Security	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

Short-Term Investments 0.2% of net assets

U.S. Treasury Obligations 0.2%
U.S. Treasury Bills
3.55%, 12/20/07	65	64
3.61%, 12/20/07	25	25
3.92%, 12/20/07	60	60

		149

Total Short-Term Investments (Cost $149)		149

End of Investments.

At 10/31/07, the tax basis cost of the fund’s investments was $85,794, and the unrealized appreciation and depreciation were $6,793 and ($6,569), respectively, with a net appreciation of $224.

*	Non-income producing security.

42 See financial notes

 Schwab Fundamental US Small-Mid Company Index Fund

Statement of
Assets and Liabilities
As of October 31, 2007. All numbers x 1,000 except NAV.

Assets
Investments, at value (cost $85,789)		$86,018
Cash		27
Receivables:
Investments sold		66
Fund shares sold		406
Dividends	+	44

Total assets		86,561

Liabilities
Payables:
Investments bought		65
Investment adviser and administrator fees		14
Transfer agent and shareholder services fees		1
Fund shares redeemed		106
Accrued expenses	+	33

Total liabilities		219

Net Assets
Total assets		86,561
Total liabilities	−	219

Net assets		$86,342
Net Assets by Source
Capital received from investors		85,675
Net investment income not yet distributed		364
Net realized capital gains		74
Net unrealized capital gains		229

Net Asset Value (NAV) by Share Class

			Shares
Share Class	Net Assets	÷	Outstanding	=	NAV

Investor Shares	$25,214		2,439		$10.34
Select Shares	$27,908		2,696		$10.35
Institutional Shares	$33,220		3,207		$10.36

See financial notes 43

 Schwab Fundamental US Small-Mid Company Index Fund

Statement of
Operations
For April 2, 2007 through October 31, 2007. All numbers x 1,000.

Investment Income
Dividends		$446
Interest	+	51

Total investment income		497

Net Realized Gains and Losses
Net realized gains on investments		255
Net realized losses on futures contracts	+	(181)

Net realized gains		74

Net Unrealized Gains and Losses
Net unrealized gains on investments		229

Expenses
Investment adviser and administrator fees		89
Transfer agent and shareholder service fees:
Investor Shares		22
Select Shares		9
Institutional Shares		12
Custodian fees		45
FTSE RAFI Index fees		22
Registration fees		21
Professional fees		21
Portfolio accounting fees		20
Shareholder reports		7
Trustees’ fees		1
Overdraft expense		1
Other expenses	+	1

Total expenses		271
Expense reduction by adviser and Schwab	−	137
Custody credits	−	1

Net expenses		133

Increase in Net Assets from Operations
Total investment income		497
Net expenses	−	133

Net investment income		364
Net realized gains		74
Net unrealized gains	+	229

Increase in net assets from operations		$667

44 See financial notes

 Schwab Fundamental US Small-Mid Company Index Fund

Statements of
Changes in Net Assets
For the current period only. Because the fund commenced operations on April 2, 2007, it has no prior report period. All numbers x 1,000.

Operations

		04/2/07*-10/31/07
Net investment income		$364
Net realized gains		74
Net unrealized gains	+	229

Increase in net assets from operations		667

Transactions in Fund Shares

		04/2/07*-10/31/07
		SHARES	VALUE

Shares Sold
Investor Shares		2,855	$29,380
Select Shares		3,146	32,410
Institutional Shares	+	3,509	35,812

Total shares sold		9,510	$97,602

Shares Redeemed
Investor Shares		(416)	($4,275)
Select Shares		(450)	(4,561)
Institutional Shares	+	(302)	(3,091)

Total shares redeemed		(1,168)	($11,927)

Net transactions in fund shares		8,342	$85,675

Shares Outstanding and Net Assets
		04/2/07*-10/31/07
		SHARES	NET ASSETS
Beginning of period		0	$0
Total increase	+	8,342	86,342

End of period		8,342	$86,342

Net investment income not yet distributed			$364

*	Commencement of operations.

See financial notes 45

Schwab Fundamental International Large Company
Index Fundtm

Financial Statements

Financial Highlights

	4/2/07[1]-
Investor Shares	10/31/07

Per—Share Data ($)

Net asset value at beginning of period	10.00

Income from investment operations:
Net investment income	0.08
Net realized and unrealized gains	1.29

Total income from investment operations	1.37
Net asset value at end of period	11.37

Total return (%)	13.70	[2]

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses	0.59	[3]
Gross operating expenses	1.45	[3]
Net investment income	2.16	[3]
Portfolio turnover rate	50	[2]
Net assets, end of period ($ x 1,000,000)	27

	4/2/07[1]-
Select Shares	10/31/07

Per—Share Data ($)

Net asset value at beginning of period	10.00

Income from investment operations:
Net investment income	0.08
Net realized and unrealized gains	1.31

Total income from investment operations	1.39
Net asset value at end of period	11.39

Total return (%)	13.90	[2]

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses	0.44	[3]
Gross operating expenses	1.33	[3]
Net investment income	2.16	[3]
Portfolio turnover rate	50	[2]
Net assets, end of period ($ x 1,000,000)	37
1 Commencement of operations.
2 Not annualized.
3 Annualized.

46 See financial notes

 Schwab Fundamental International Large Company Index Fundtm

Financial Highlights continued

	4/2/07[1]-
Institutional Shares	10/31/07

Per—Share Data ($)

Net asset value at beginning of period	10.00

Income from investment operations:
Net investment income	0.08
Net realized and unrealized gains	1.32

Total income from investment operations	1.40
Net asset value at end of period	11.40

Total return (%)	14.00	[2]

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses	0.36	[3,4]
Gross operating expenses	1.28	[3]
Net investment income	2.30	[3]
Portfolio turnover rate	50	[2]
Net assets, end of period ($ x 1,000,000)	166
1 Commencement of operations.
2 Not annualized.
3 Annualized.
4 The ratio of net operating expenses would have been 0.35%, if overdraft expense had not been included.

See financial notes 47

 Schwab Fundamental International Large Company Index Fund

Portfolio Holdings as of October 31, 2007

This section shows all the securities in the fund’s portfolio and their value as of the report date.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The schedule of portfolio holdings filed on a fund’s most recent Form N-Q is also available by visiting Schwab’s website at www.schwab.com/schwabfunds.

			Cost	Value
Holdings by Category			($ x 1,000)	($ x 1,000)

	97.2%	Foreign Common Stock	207,725	223,201
	2.0%	Other Investment Companies	4,372	4,502
	0.5%	Preferred Stock	874	1,185
	—%	Rights	—	—
	0.7%	Short-Term Investment	1,530	1,530

	100.4%	Total Investments	214,501	230,418
(0	.4)%	Other Assets and Liabilities		(901)

	100.0%	Net Assets		229,517

	Number	Value
Security	of Shares	($ x 1,000)

Foreign Common Stock 97.2% of net assets

Australia 4.1%

Banks 1.2%
Australia & New Zealand Banking Group Ltd.	17,726	500
Commonwealth Bank of Australia	12,547	723
National Australia Bank Ltd.	20,186	817
St. George Bank Ltd.	4,674	159
Westpac Banking Corp.	17,163	482

		2,681

Capital Goods 0.1%
Leighton Holdings Ltd.	2,119	124
Wesfarmers Ltd.	3,815	157

		281

Commercial Services & Supplies 0.1%
Brambles Ltd.	8,667	115

Consumer Services 0.0%
TABCORP Holdings Ltd.	4,753	69

Diversified Financials 0.0%
Macquarie Bank Ltd. *	1,246	100

Energy 0.2%
Caltex Australia Ltd.	2,630	53
Origin Energy Ltd.	5,454	47
Santos Ltd.	8,119	107
Woodside Petroleum Ltd.	3,935	192

		399

Food & Staples Retailing 0.2%
AWB Ltd.	30,767	86
Coles Group Ltd.	13,659	206
Metcash Ltd.	12,339	54
Woolworths Ltd.	6,568	206

		552

Food, Beverage & Tobacco 0.1%
Coca-Cola Amatil Ltd.	7,177	69
Foster’s Group Ltd.	19,060	114
Goodman Fielder Ltd.	27,368	54
Lion Nathan Ltd.	6,377	55

		292

Health Care Equipment & Services 0.0%
Symbion Health Ltd.	14,309	54

Insurance 0.2%
AMP Ltd.	16,295	156
AXA Asia Pacific Holdings Ltd.	13,982	107
Insurance Australia Group Ltd.	18,148	80
QBE Insurance Group Ltd.	3,125	96
Suncorp-Metway Ltd.	8,230	156

		595

Materials 0.7%
Alumina Ltd.	10,713	68
Amcor Ltd.	16,290	107
BHP Billiton Ltd.	17,749	773
BlueScope Steel Ltd.	10,653	106
Boral Ltd.	6,966	44
OneSteel Ltd.	17,442	113
Orica Ltd.	1,834	53
PaperlinX Ltd.	20,533	53
Rio Tinto Ltd.	2,513	261

		1,578

Media 0.1%
Fairfax Media Ltd.	12,528	56
Publishing & Broadcasting Ltd.	5,069	99

		155

Pharmaceuticals & Biotechnology 0.1%
CSL Ltd.	3,420	116

Real Estate 0.4%
CFS Retail Property Trust	18,804	43
Commonwealth Property Office Fund	34,555	51
DB RREEF Trust	26,020	51
GPT Group	23,330	101
Lend Lease Corp., Ltd.	3,982	75
Mirvac Group	8,829	48
Multiplex Group	16,600	78
Stockland	12,898	108
Westfield Group	16,098	329

		884

Telecommunication Services 0.5%
Telstra Corp., Ltd.	241,089	1,055

Transportation 0.2%
Macquarie Airports	19,437	80
Macquarie Infrastructure Group	34,189	102
Qantas Airways Ltd.	32,231	178
Transurban Group	10,129	69

		429

		9,355

48 See financial notes

 Schwab Fundamental International Large Company Index Fund

Portfolio Holdings continued

	Number	Value
Security	of Shares	($ x 1,000)

Austria 0.4%

Banks 0.1%
Erste Bank der oesterreichischen Sparkassen AG	1,640	134
Raiffeisen International Bank-Holding AG	331	55

		189

Capital Goods 0.0%
Wienerberger AG	750	47

Energy 0.1%
OMV AG	3,099	233

Insurance 0.0%
Wiener Staedtische Versicherung AG	1,291	95

Materials 0.1%
Voestalpine AG	1,079	97

Telecommunication Services 0.0%
Telekom Austria AG	3,168	91

Utilities 0.1%
EVN AG	483	65
Oesterreichische Elektrizitaetswirtschafts AG, A Shares	1,398	92

		157

		909

Belgium 1.8%

Banks 0.4%
Dexia S.A.	15,406	496
KBC GROEP N.V.	3,283	462

		958

Diversified Financials 0.7%
Compagnie Nationale a Portefeuille / Nationale Portefeuille Maatschappij	1,297	93
Fortis - Strip VVPR *	12,832	—
Fortis NL	19,995	643
Fortis NPV	21,898	703
Groupe Bruxelles Lambert S.A.	1,556	199
KBC Ancora	420	48

		1,686

Food & Staples Retailing 0.2%
Colruyt S.A.	438	94
Delhaize Group	2,546	243

		337

Food, Beverage & Tobacco 0.2%
InBev N.V.	4,104	388

Health Care Equipment & Services 0.0%
Agfa Gevaert N.V.	3,684	51

Materials 0.1%
Solvay S.A.	1,195	182
Umicore	253	63

		245

Pharmaceuticals & Biotechnology 0.0%
UCB S.A.	991	58

Telecommunication Services 0.2%
Belgacom S.A.	5,577	267
Mobistar S.A.	704	64

		331

		4,054

Bermuda 0.4%

Capital Goods 0.0%
Johnson Electric Holdings Ltd.	10,000	6
Noble Group Ltd.	42,631	70

		76

Consumer Durables & Apparel 0.0%
Yue Yuen Industrial (Holdings) Ltd.	16,500	51

Consumer Services 0.0%
Shangri-La Asia Ltd.	14,000	45

Diversified Financials 0.1%
Guoco Group Ltd.	5,000	77

Real Estate 0.1%
Chinese Estates Holdings Ltd.	38,000	77
Great Eagle Holdings Ltd.	3,000	12
Hongkong Land Holdings Ltd.	10,000	50
Kerry Properties Ltd.	6,500	57

		196

Retailing 0.1%
Esprit Holdings Ltd.	4,100	68
Li & Fung Ltd.	24,000	114

		182

Transportation 0.1%
Cosco Pacific Ltd.	14,000	44
Orient Overseas International Ltd.	8,000	82

		126

Utilities 0.0%
Cheung Kong Infrastructure Holdings Ltd.	19,100	75

		828

Canada 4.9%

Automobiles & Components 0.1%
Magna International, Inc., Class A	3,060	290

Banks 1.0%
Bank of Montreal	4,914	328
Bank of Nova Scotia	8,749	495
Canadian Imperial Bank of Commerce	3,116	336
National Bank of Canada	1,213	70
Royal Bank of Canada	10,179	604
The Toronto-Dominion Bank	5,425	410

		2,243

Capital Goods 0.1%
Bombardier, Inc., Class A *	9,300	56
Bombardier, Inc., Class B *	36,491	216
Finning International, Inc.	1,574	54

		326

See financial notes 49

 Schwab Fundamental International Large Company Index Fund

Portfolio Holdings continued

	Number	Value
Security	of Shares	($ x 1,000)

Diversified Financials 0.1%
IGM Financial, Inc.	1,735	101

Energy 1.2%
Cameco Corp.	1,704	84
Canadian Natural Resources Ltd.	3,154	262
Enbridge, Inc.	4,114	178
EnCana Corp.	6,848	479
Husky Energy, Inc.	6,062	283
Imperial Oil Ltd.	6,268	341
Nexen, Inc.	2,738	93
Petro-Canada	5,811	335
Suncor Energy, Inc.	1,696	186
Talisman Energy, Inc.	7,688	168
TransCanada Corp.	6,826	290

		2,699

Food & Staples Retailing 0.2%
George Weston Ltd.	3,181	233
Loblaw Co., Ltd.	4,640	215
Shoppers Drug Mart Corp.	1,844	108

		556

Food, Beverage & Tobacco 0.0%
Saputo, Inc.	874	54

Insurance 0.8%
Great-West Lifeco, Inc.	7,578	299
Manulife Financial Corp.	10,635	498
Power Corp. of Canada	6,282	269
Power Financial Corp.	7,189	321
Sun Life Financial, Inc.	6,217	361

		1,748

Materials 0.3%
Agrium, Inc.	1,915	122
Barrick Gold Corp.	2,740	122
Goldcorp, Inc.	3,252	114
NOVA Chemicals Corp.	2,136	77
Potash Corp. of Saskatchewan, Inc.	1,138	142
Teck Cominco Ltd., Class B	1,823	91

		668

Media 0.2%
Shaw Communications, Inc., Class B	3,846	108
The Thomson Corp.	6,545	309

		417

Pharmaceuticals & Biotechnology 0.0%
Biovail Corp.	3,288	66

Real Estate 0.1%
Brookfield Asset Management, Inc., Class A	2,739	112
Brookfield Properties Corp.	3,589	90

		202

Retailing 0.0%
Canadian Tire Corp., Ltd., Class A	951	88

Software & Services 0.0%
CGI Group, Inc., Class A *	4,135	47

Technology Hardware & Equipment 0.1%
Celestica, Inc. *	11,891	79
Nortel Networks Corp. *	2,490	40
Research In Motion Ltd. *	741	93

		212

Telecommunication Services 0.5%
BCE, Inc.	18,116	791
Rogers Communications, Inc., Class B	2,358	120
Telus Corp.	1,556	95
Telus Corp. - Non voting	1,177	68

		1,074

Transportation 0.1%
Canadian National Railway Co.	3,750	210
Canadian Pacific Railway Ltd.	1,215	86

		296

Utilities 0.1%
Canadian Utilities Ltd., Class A	1,370	79
TransAlta Corp.	2,451	88

		167

		11,254

Cayman Islands 0.1%

Food, Beverage & Tobacco 0.0%
Tingyi (Cayman Islands) Holding Corp.	30,000	46

Semiconductors & Semiconductor Equipment 0.0%
Semiconductor Manufacturing International Corp. *	369,000	42

Technology Hardware & Equipment 0.1%
Foxconn International Holdings Ltd. *	32,000	89

Telecommunication Services 0.0%
Hutchison Telecommunications International Ltd.	32,000	46

		223

Denmark 0.6%

Banks 0.1%
Danske Bank A/S	7,184	318
Jyske Bank A/S - Reg’d *	738	61

		379

Food, Beverage & Tobacco 0.1%
Carlsberg A/S, Class B	707	96
Danisco A/S	650	50

		146

Pharmaceuticals & Biotechnology 0.1%
H. Lundbeck A/S	2,512	72
Novo Nordisk A/S, Class B	1,444	180

		252

Transportation 0.3%
AP Moller - Maersk A/S, Series A	23	315
AP Moller - Maersk A/S, Series B	23	319

		634

		1,411

50 See financial notes

 Schwab Fundamental International Large Company Index Fund

Portfolio Holdings continued

	Number	Value
Security	of Shares	($ x 1,000)

Finland 1.3%

Capital Goods 0.1%
Kone Oyj, B Shares	1,348	112
Metso Corp.	966	59

		171

Energy 0.0%
Neste Oil Oyj	2,579	93

Insurance 0.1%
Sampo Oyj, Class A	6,152	193

Materials 0.3%
Outokumpu Oyj	1,720	65
Stora Enso Oyj, Class R	17,033	314
UPM-Kymmene Oyj	10,558	237

		616

Media 0.0%
SanomaWSOY Oyj	1,708	49

Software & Services 0.0%
TietoEnator Oyj	2,480	61

Technology Hardware & Equipment 0.6%
Nokia Oyj	35,464	1,409

Utilities 0.2%
Fortum Oyj	8,860	385

		2,977

France 11.1%

Automobiles & Components 0.9%
Compagnie Generale des Etablissements Michelin, Class B	1,952	263
PSA Peugeot Citroen	9,624	897
Renault S.A.	4,944	835
Valeo S.A.	2,116	116

		2,111

Banks 1.3%
BNP Paribas	10,826	1,200
Credit Agricole S.A.	20,053	795
Natixis	4,377	97
Societe Generale	4,866	822

		2,914

Capital Goods 0.9%
Alstom	1,184	281
Compagnie de Saint-Gobain	5,557	599
Eiffage S.A.	727	82
Legrand S.A.	2,371	88
Safran S.A.	3,379	86
Schneider Electric S.A.	2,257	312
Thales S.A.	1,879	117
Vallourec S.A.	292	85
Vinci S.A.	3,644	301
Wendel	446	77

		2,028

Commercial Services & Supplies 0.0%
Societe BIC S.A.	1,182	92

Consumer Durables & Apparel 0.4%
Christian Dior S.A.	2,503	342
Hermes International	517	68
LVMH Moet Hennessy Louis Vuitton S.A.	3,018	390
Thomson	5,629	98

		898

Consumer Services 0.1%
Accor S.A.	2,351	225
Sodexho Alliance S.A.	1,589	115

		340

Diversified Financials 0.0%
Eurazeo	615	92

Energy 1.3%
Technip S.A.	1,177	106
Total S.A.	36,097	2,913

		3,019

Food & Staples Retailing 0.5%
Carrefour S.A.	10,707	774
Casino Guichard-Perrachon S.A.	2,734	306

		1,080

Food, Beverage & Tobacco 0.2%
Groupe Danone	3,510	302
Pernod Ricard S.A.	434	101

		403

Health Care Equipment & Services 0.0%
Essilor International S.A.	1,457	93

Household & Personal Products 0.2%
L’Oreal S.A.	3,897	513

Insurance 0.7%
Axa	24,852	1,116
CNP Assurances	2,436	311
Euler Hermes S.A.	602	81

		1,508

Materials 0.4%
Air Liquide S.A.	2,218	306
Arkema *	1,434	98
Ciments Francais S.A.	285	54
Imerys S.A.	948	92
Lafarge S.A.	2,431	398

		948

Media 0.6%
JC Decaux S.A.	2,698	100
Lagardere S.C.A.	2,106	179
PagesJaunes S.A.	4,535	100
Publicis Groupe	2,120	86
Societe Television Francaise 1	1,709	48
Vivendi	21,783	984

		1,497

Pharmaceuticals & Biotechnology 0.4%
Sanofi-Aventis	9,553	840

Real Estate 0.2%
Gecina S.A.	551	95
Klepierre	1,050	57
Unibail-Rodamco	998	249

		401

Retailing 0.2%
Prinault-Printemps-Redoute S.A.	2,241	446

See financial notes 51

 Schwab Fundamental International Large Company Index Fund

Portfolio Holdings continued

	Number	Value
Security	of Shares	($ x 1,000)

Software & Services 0.1%
Atos Origin S.A. *	1,487	91
Cap Gemini S.A.	1,435	92
Dassault Systemes S.A.	949	59

		242

Technology Hardware & Equipment 0.1%
Alcatel-Lucent	13,703	133

Telecommunication Services 0.9%
Bouygues S.A.	3,699	357
France Telecom S.A.	43,717	1,617

		1,974

Transportation 0.1%
Aeroports de Paris	770	88
Air France-KLM	3,510	134
Societe des Autoroutes Paris-Rhin-Rhone	853	91

		313

Utilities 1.6%
Electricite de France (EDF)	11,185	1,345
Gaz de France	9,225	526
Suez S.A.	19,132	1,248
Veolia Environnement	5,831	522

		3,641

		25,526

Germany 9.6%

Automobiles & Components 2.7%
Bayerische Motoren Werke AG	12,236	819
Continental AG	1,325	200
DaimlerChrysler AG - Reg’d	29,850	3,266
Volkswagen AG	6,516	1,863

		6,148

Banks 0.2%
Commerzbank AG	6,422	272
Deutsche Postbank AG	1,867	136
Hypo Real Estate Holding AG	2,349	139

		547

Capital Goods 0.8%
Heidelberger Druckmaschinen AG	1,248	51
MAN AG	1,538	275
Siemens AG - Reg’d	10,444	1,416

		1,742

Consumer Durables & Apparel 0.0%
Adidas AG	1,505	100

Consumer Services 0.1%
TUI AG *	7,534	223

Diversified Financials 0.5%
Deutsche Bank AG - Reg’d	7,034	935
Deutsche Boerse AG	770	122

		1,057

Food & Staples Retailing 0.2%
Metro AG	6,175	560

Food, Beverage & Tobacco 0.0%
Suedzucker AG	4,584	104

Health Care Equipment & Services 0.1%
Celesio AG	2,323	132
Fresenius Medical Care AG & Co. KGaA	2,284	121
Fresenius SE	718	56

		309

Household & Personal Products 0.1%
Beiersdorf AG	1,315	104
Henkel KGaA	2,023	94

		198

Insurance 0.9%
Allianz SE-Reg’d	5,881	1,325
Hannover Rueckversicherung AG - Reg’d	1,895	100
Muenchener Rueckversicherungs-Gesellschaft AG - Reg’d	3,012	578

		2,003

Materials 1.4%
Altana AG	4,216	102
BASF AG	7,441	1,030
Bayer AG	9,658	806
HeidelbergCement AG	931	150
Lanxess	1,777	89
Linde AG	1,668	211
Salzgitter AG	464	91
ThyssenKrupp AG	8,565	571
Wacker Chemie AG	260	64

		3,114

Pharmaceuticals & Biotechnology 0.1%
Merck KGaA	1,209	151

Retailing 0.0%
Arcandor AG *	3,068	99

Semiconductors & Semiconductor Equipment 0.1%
Infineon Technologies AG *	8,807	129

Software & Services 0.1%
SAP AG	4,652	252

Telecommunication Services 0.8%
Deutsche Telekom AG - Reg’d	87,968	1,806

Transportation 0.3%
Deutsche Lufthansa AG	6,693	198
Deutsche Post AG - Reg’d	15,987	484
Fraport AG	1,534	120

		802

Utilities 1.2%
E.ON AG	8,935	1,747
RWE AG	7,188	982

		2,729

		22,073

Greece 0.6%

Banks 0.2%
Alpha Bank A.E.	2,708	101
EFG Eurobank Ergasias	2,916	114
Emporiki Bank of Greece S.A. *	1,690	51
National Bank of Greece S.A.	1,503	105

52 See financial notes

 Schwab Fundamental International Large Company Index Fund

Portfolio Holdings continued

	Number	Value
Security	of Shares	($ x 1,000)

Piraeus Bank S.A.	1,454	58

		429

Consumer Services 0.1%
OPAP S.A.	2,790	114

Energy 0.0%
Hellenic Petroleum S.A.	4,313	67

Food, Beverage & Tobacco 0.1%
Coca-Cola Hellenic Bottling Co., S.A.	1,928	120

Materials 0.0%
Titan Cement Co.	1,218	60

Telecommunication Services 0.1%
Cosmote Mobile Telecommunications S.A.	2,554	88
Hellenic Telecommunications Organization S.A. (OTE)	6,633	244

		332

Utilities 0.1%
Public Power Corp. S.A. (PPC)	5,404	220

		1,342

Hong Kong 4.1%

Banks 0.4%
BOC Hong Kong (Holdings) Ltd.	96,500	273
Dah Sing Banking Group Ltd.	10,100	23
Dah Sing Financial Group	400	4
Hang Seng Bank Ltd.	26,800	548
The Bank of East Asia, Ltd.	10,500	72
Wing Hang Bank Ltd.	4,000	47
Wing Lung Bank Ltd.	3,000	31

		998

Capital Goods 0.5%
Citic Pacific Ltd.	40,000	252
Hutchison Whampoa Ltd.	63,000	792
Shanghai Industrial Holdings Ltd.	17,000	100

		1,144

Diversified Financials 0.0%
Hong Kong Exchanges & Clearing Ltd.	3,000	100

Energy 0.4%
CNOOC Ltd.	385,100	832

Real Estate 1.0%
Cheung Kong (Holdings) Ltd.	22,500	441
China Overseas Land & Investment Ltd.	56,333	135
Hang Lung Group Ltd.	12,000	71
Hang Lung Properties Ltd.	25,000	120
Henderson Investment Ltd.	41,000	82
Henderson Land Development Co., Ltd.	23,000	206
Hysan Development Co., Ltd.	10,000	30
New World Development Co., Ltd.	31,000	112
Sino Land Co.	42,000	132
Sun Hung Kai Properties Ltd.	25,600	489
Swire Pacific Ltd., Class A	15,500	222
The Wharf (Holdings) Ltd.	40,000	241
Wheelock & Co., Ltd.	24,000	78

		2,359

Retailing 0.0%
China Resources Enterprise Ltd.	22,000	97

Technology Hardware & Equipment 0.1%
Lenovo Group Ltd.	102,000	116

Telecommunication Services 1.2%
China Mobile Ltd.	96,500	1,995
China Netcom Group Corp., (Hong Kong) Ltd.	93,000	286
China Unicom Ltd.	165,800	403
PCCW Ltd.	80,000	52

		2,736

Transportation 0.2%
Cathay Pacific Airways Ltd.	51,800	154
China Merchants Holdings International Co., Ltd.	10,000	71
Hopewell Holdings Ltd.	7,000	36
MTR Corp., Ltd.	41,000	142

		403

Utilities 0.3%
CLP Holdings Ltd.	37,500	253
Guangdong Investment Ltd.	74,000	51
Hong Kong & China Gas Co., Ltd.	43,900	118
Hongkong Electric Holdings Ltd.	36,500	188

		610

		9,395

Ireland 0.4%

Banks 0.2%
Allied Irish Banks plc	7,757	196
Anglo Irish Bank Corp., plc	4,514	76
Bank of Ireland	8,251	152

		424

Food, Beverage & Tobacco 0.0%
Kerry Group plc, Class A	1,957	59

Insurance 0.0%
Irish Life & Permanent plc	3,459	79

Materials 0.1%
CRH plc	4,730	182

Transportation 0.1%
Ryanair Holdings plc *	9,605	80

		824

Italy 4.7%

Automobiles & Components 0.2%
Fiat S.p.A.	15,742	510

Banks 0.9%
Banca Carige S.p.A.	20,047	96
Banca Monte dei Paschi di Siena S.p.A.	28,237	181
Banca Popolare dell’Emilia Romagna Scrl	2,015	48
Banca Popolare di Milano Scarl	3,330	52
Banco Popolare Scarl *	4,867	117
Intesa Sanpaolo	53,012	421

See financial notes 53

 Schwab Fundamental International Large Company Index Fund

Portfolio Holdings continued

	Number	Value
Security	of Shares	($ x 1,000)

UniCredito Italiano S.p.A.	102,933	886
Unione di Banche Italiane S.C.p.A.	6,145	171

		1,972

Capital Goods 0.1%
Finmeccanica S.p.A.	3,518	104
Pirelli & C. S.p.A. *	83,423	107

		211

Consumer Durables & Apparel 0.1%
Benetton Group S.p.A.	3,285	61
Luxottica Group S.p.A.	2,577	91

		152

Consumer Services 0.1%
Autogrill S.p.A.	3,929	79
Lottomatica S.p.A.	1,288	46

		125

Diversified Financials 0.1%
IFIL Investments S.p.A.	22,817	262
Mediobanca S.p.A.	3,993	95

		357

Energy 1.1%
Eni S.p.A.	66,854	2,441
Saipem S.p.A.	1,812	80
Saras S.p.A.	8,348	51

		2,572

Food, Beverage & Tobacco 0.0%
Parmalat S.p.A.	21,608	80

Insurance 0.5%
Alleanza Assicurazioni S.p.A.	7,672	104
Assicurazioni Generali S.p.A.	14,857	708
Fondiaria - Sai S.p.A.	1,831	89
Mediolanum S.p.A.	10,559	79
Unipol Gruppo Finanziario S.p.A.	23,333	88

		1,068

Materials 0.0%
Italcementi S.p.A.	1,711	39
Italcementi S.p.A. - RNC	2,844	48

		87

Media 0.2%
Gruppo Editoriale L’Espresso S.p.A.	9,235	47
Mediaset S.p.A.	15,182	157
RCS MediaGroup S.p.A.	12,426	68
Seat Pagine Gialle S.p.A.	374,824	218

		490

Telecommunication Services 0.5%
Telecom Italia S.p.A.	247,208	774
Telecom Italia S.p.A. RNC	116,095	301

		1,075

Transportation 0.1%
Atlantia S.p.A.	5,192	204

Utilities 0.8%
AEM S.p.A	14,191	60
Enel S.p.A.	121,932	1,462
Snam Rete Gas S.p.A	43,175	279
Terna - Rete Elettrica Nationale S.p.A.	30,912	121

		1,922

		10,825

Japan 18.6%

Automobiles & Components 2.5%
Aisin Seiki Co., Ltd.	4,200	173
Bosch Corp.	9,000	47
Bridgestone Corp.	12,800	283
Calsonic Kansei Corp.	4,000	21
Daihatsu Motor Co., Ltd.	8,000	85
Denso Corp.	8,100	329
Fuji Heavy Industries Ltd.	24,000	125
Honda Motor Co., Ltd.	20,900	783
Isuzu Motors Ltd.	21,000	105
Koito Manufacturing Co., Ltd.	5,000	70
Mazda Motor Corp.	23,000	139
Mitsubishi Motors Corp. *	112,000	220
NGK Spark Plug Co., Ltd.	2,000	34
Nhk Spring Co., Ltd.	5,000	43
Nissan Motors Co., Ltd.	69,600	798
Nok Corp.	2,900	65
Stanley Electric Co., Ltd.	2,000	44
Sumitomo Rubber Industries Ltd.	5,100	62
Suzuki Motor Corp.	6,400	210
The Yokohama Rubber Co., Ltd.	9,000	67
Toyoda Gosei Co., Ltd.	1,100	39
Toyota Auto Body Co., Ltd.	2,200	36
Toyota Industries Corp.	3,100	133
Toyota Motor Corp.	30,900	1,769
Yamaha Motor Co., Ltd.	3,500	100

		5,780

Banks 0.8%
Fukuoka Financial Group, Inc.	7,400	48
Mitsubishi UFJ Financial Group, Inc.	41,120	411
Mitsui Trust Holdings, Inc.	9,000	72
Mizuho Financial Group, Inc.	45	253
Sapporo Hokuyo Holdings, Inc.	4	41
Shinsei Bank Ltd.	13,000	42
Sumitomo Mitsui Financial Group, Inc.	29	238
The 77 Bank Ltd.	6,000	41
The Bank Of Kyoto Ltd.	4,000	51
The Bank of Yokohama Ltd.	13,000	92
The Chiba Bank, Ltd.	9,000	72
The Chugoku Bank Ltd.	4,000	58
The Gunma Bank Ltd.	6,000	43
The Hachijuni Bank, Ltd.	8,000	61
The Hiroshima Bank Ltd.	7,000	38
The Iyo Bank Ltd.	5,000	49
The Joyo Bank, Ltd.	9,000	56
The San-in Godo Bank Ltd.	2,000	18
The Shizuoka Bank Ltd.	9,000	94
The Sumitomo Trust & Banking Co., Ltd.	7,000	52
Yamaguchi Financial Group, Inc.	4,000	47

		1,877

54 See financial notes

 Schwab Fundamental International Large Company Index Fund

Portfolio Holdings continued

	Number	Value
Security	of Shares	($ x 1,000)

Capital Goods 2.8%
Amada Co., Ltd.	4,000	40
Asahi Glass Co., Ltd.	15,000	207
Daikin Industries Ltd.	2,400	121
Ebara Corp.	9,000	42
Fanuc Ltd.	1,000	110
Fuji Electric Holdings Co., Ltd.	9,000	34
Fujikura Ltd.	7,000	45
Hankyu Hanshin Holdings, Inc.	14,000	66
Hino Motors Ltd.	13,000	94
Hitachi Cable Ltd.	8,000	54
Hitachi Construction Machinery Co. Ltd.	2,100	86
Hitachi High-Technologies Corp.	2,600	59
IHI Corp.	21,000	50
Itochu Corp.	37,000	468
JGC Corp.	2,000	40
JS Group Corp.	2,800	45
JTEKT Corp.	3,200	62
Kajima Corp.	13,000	46
Kandenko Co., Ltd.	3,000	19
Kawasaki Heavy Industries Ltd.	13,000	47
Keihan Electric Railway Co., Ltd.	9,000	36
Kinden Corp.	4,000	36
Komatsu Ltd.	5,500	184
Kubota Corp.	11,000	92
Marubeni Corp.	52,000	447
Matsushita Electric Works Ltd.	11,000	122
Minebea Co., Ltd.	7,000	48
Mitsubishi Corp.	28,600	890
Mitsubishi Electric Corp.	27,000	329
Mitsubishi Heavy Industries Ltd.	46,000	268
Mitsui & Co., Ltd.	28,000	726
Mitsui Engineering & Shipbuilding Co., Ltd.	11,000	65
NGK Insulators Ltd.	2,000	71
Nippon Sheet Glass Co., Ltd.	10,000	61
Nishimatsu Construction Co., Ltd.	6,000	19
NSK Ltd.	4,000	35
NTN Corp.	6,000	57
Obayashi Corp.	16,000	81
Shimizu Corp.	18,000	94
SMC Corp.	700	94
Sumitomo Corp.	20,100	350
Sumitomo Electric Industries Ltd.	10,800	175
Sumitomo Heavy Industries Ltd.	7,000	92
Taisei Corp.	30,000	90
The Furukawa Electric Co., Ltd.	10,000	48
Toda Corp.	5,000	26
Toto Ltd.	6,000	43
Toyota Tsusho Corp.	4,800	135

		6,449

Commercial Services & Supplies 0.2%
Dai Nippon Printing Co., Ltd.	13,000	189
Kokuyo Co., Ltd.	1,600	14
Secom Co., Ltd	1,900	98
Sohgo Security Services Co., Ltd.	1,100	18
Toppan Printing Co., Ltd.	16,000	156
Toppon Forms Co., Ltd.	1,100	11

		486

Consumer Durables & Apparel 1.2%
Casio Computer Co., Ltd.	3,100	29
Daito Trust Construction Co., Ltd.	1,800	84
Daiwa House Industry Co., Ltd.	7,000	100
Funai Electric Co., Ltd.	300	13
HASEKO Corp. *	14,500	35
Heiwa Corp.	1,100	12
Makita Corp.	1,800	87
Matsushita Electric Industrial Co., Ltd.	34,000	649
Nikon Corp.	3,000	96
Nisshinbo Industries, Inc.	4,000	55
Onward Holdings Co., Ltd.	4,000	41
Pioneer Corp.	3,600	40
Sankyo Co., Ltd.	1,200	51
Sanyo Electric Co., Ltd. *	121,000	200
Sega Sammy Holdings, Inc.	3,000	41
Sekisui Chemical Co., Ltd.	6,000	41
Sekisui House Ltd.	8,000	102
Sharp Corp.	15,000	237
Shimano, Inc.	1,300	47
Sony Corp.	14,200	701
Sumitomo Forestry Co., Ltd.	3,000	23
Toyobo Co., Ltd.	7,000	17
Victor Co. of Japan Ltd. *	21,000	45
Yamaha Corp.	1,500	35

		2,781

Consumer Services 0.0%
Benesse Corp.	1,300	49
Oriental Land Co., Ltd.	600	35

		84

Diversified Financials 0.6%
Acom Co., Ltd.	3,860	92
Aiful Corp.	2,800	66
Credit Saison Co., Ltd.	2,500	80
Daiwa Securities Group, Inc.	9,000	87
Hitachi Capital Corp.	1,100	15
Mitsubishi UFJ Lease & Finance Co., Ltd.	7,650	265
Nikko Cordial Corp.	6,500	93
Nomura Holdings, Inc.	13,100	233
Orient Corp. *	7,000	10
ORIX Corp.	560	115
Promise Co., Ltd.	2,750	83
Sfcg Co., Ltd.	120	20
Shinko Securities Co., Ltd.	9,000	47
Takefuji Corp.	3,980	101

		1,307

Energy 0.6%
Cosmo Oil Co., Ltd.	34,000	148
INPEX Holdings, Inc.	25	269
Japan Petroleum Exploration Co., Ltd.	600	46
Nippon Mining Holdings, Inc.	19,000	180
Nippon Oil Corp.	41,000	363
Showa Shell Sekiyu K.K.	9,500	112
TonenGeneral Sekiyu K.K.	15,000	151

		1,269

Food & Staples Retailing 0.2%
Aeon Co., Ltd.	11,700	184

See financial notes 55

 Schwab Fundamental International Large Company Index Fund

Portfolio Holdings continued

	Number	Value
Security	of Shares	($ x 1,000)

FamilyMart Co., Ltd.	1,700	50
Lawson, Inc.	1,800	62
Ryoshoku Ltd.	1,300	29
The Seiyu Ltd. *	32,000	39
Uny Co., Ltd.	4,000	35

		399

Food, Beverage & Tobacco 0.7%
Ajinomoto Co., Inc.	9,000	102
Asahi Breweries Ltd.	6,800	112
Coca-Cola West Holdings Co., Ltd.	2,100	49
Ezaki Glico Co., Ltd.	2,000	21
House Foods Corp.	3,200	51
Japan Tobacco, Inc.	89	519
Kikkoman Corp.	4,000	51
Kirin Brewery Co., Ltd.	13,000	182
Meiji Dairies Corp.	9,000	47
Meiji Seika Kaisha Ltd.	10,200	45
Nichirei Corp.	3,000	13
Nippon Meat Packers, Inc.	4,000	40
Nisshin Seifun Group, Inc.	5,500	49
Nissin Food Products Co., Ltd.	1,600	50
Q.P. Corp.	2,200	22
Sapporo Holdings Ltd.	7,000	53
Toyo Suisan Kaisha Ltd.	3,500	61
Yakult Honsha Co., Ltd.	2,000	46
Yamazaki Baking Co., Ltd.	4,000	35

		1,548

Health Care Equipment & Services 0.1%
Alfresa Holdings Corp.	1,400	81
Mediceo Paltac Holdings Co., Ltd.	2,100	31
Olympus Corp.	1,500	62
Suzuken Co., Ltd.	1,300	42
Terumo Corp.	2,000	98

		314

Household & Personal Products 0.1%
Kao Corp.	4,000	115
Lion Corp.	4,000	19
Shiseido Co., Ltd.	3,000	72
Unicharm Corp.	700	42

		248

Insurance 0.4%
Aioi Insurance Co., Ltd.	12,000	70
Millea Holdings, Inc.	6,200	244
Mitsui Sumitomo Insurance Co., Ltd.	12,000	138
NIPPONKOA Insurance Co., Ltd.	10,000	92
Nissay Dowa General Insurance Co., Ltd.	7,000	40
Sompo Japan Insurance, Inc.	8,000	94
T&D Holdings, Inc.	1,850	111
The Fuji Fire and Marine Insurance Co., Ltd.	4,000	14

		803

Materials 1.4%
Asahi Kasei Corp.	15,000	115
Daicel Chemical Industries Ltd.	6,000	44
Daido Steel Co., Ltd	6,000	41
Dainippon Ink & Chemicals, Inc.	19,000	91
Denki Kagaku Kogyo Kabushiki Kaisha	9,000	53
Dowa Holdings Co., Ltd.	4,000	47
Hitachi Chemical Co., Ltd.	2,900	71
Hitachi Metals Ltd.	4,000	52
JFE Holdings, Inc.	5,100	299
JSR Corp.	2,200	57
Kaneka Corp.	6,000	53
Kobe Steel Ltd.	31,000	112
Kuraray Co., Ltd.	3,000	39
Mitsubishi Gas Chemical Co., Inc.	5,000	50
Mitsubishi Materials Corp.	17,000	100
Mitsubishi Rayon Co., Ltd.	9,000	51
Mitsui Chemicals, Inc.	12,000	113
Mitsui Mining & Smelting Co., Ltd.	11,000	46
Nippon Light Metal Co., Ltd.	8,000	16
Nippon Paper Group, Inc.	33	99
Nippon Steel Corp.	46,000	306
Nisshin Steel Co., Ltd.	15,000	58
Nitto Denko Corp.	1,600	78
Oji Paper Co., Ltd.	20,000	91
Shin-Etsu Chemical Co., Ltd.	2,700	173
Showa Denko K.K.	10,000	39
Sumitomo Bakelite Co., Ltd.	2,000	12
Sumitomo Chemical Co., Ltd.	19,000	169
Sumitomo Metal Industries, Ltd.	24,000	119
Sumitomo Metal Mining Co., Ltd.	2,000	45
Sumitomo Osaka Cement Co., Ltd.	4,000	10
Taiheiyo Cement Corp.	13,000	41
Taiyo Nippon Sanso Corp.	4,000	36
Teijin Ltd.	18,000	87
Tokuyama Corp.	4,000	56
Tokyo Steel Manufacturing Co., Ltd.	2,700	37
Toray Industries, Inc.	16,000	123
Tosoh Corp.	10,000	64
Toyo Seikan Kaisha Ltd.	4,800	87
Ube Industries Ltd.	16,000	57

		3,237

Media 0.1%
Dentsu, Inc.	34	89
Fuji Television Network, Inc.	20	41
Nippon Television Network Corp.	440	57
Toho Co., Ltd.	2,100	42
Tokyo Broadcasting System, Inc.	2,000	53
TV Asahi Corp.	9	16

		298

Pharmaceuticals & Biotechnology 0.5%
Astellas Pharma, Inc.	2,600	115
Chugai Pharmaceutical Co., Ltd.	4,400	76
Daiichi Sankyo Co., Ltd.	3,700	105
Eisai Co., Ltd.	1,800	76
Kyowa Hakko Kogyo Co., Ltd.	6,000	66
Mitsubishi Tanabe Pharma Corp.	4,000	46
Ono Pharmaceutical Co., Ltd.	1,500	78
Shionogi & Co., Ltd.	4,000	68
Taisho Pharmaceutical Co., Ltd.	5,000	96
Takeda Pharmaceutical Co., Ltd.	5,300	331

		1,057

Real Estate 0.2%
Leopalace21 Corp.	2,000	64
Mitsubishi Estate Co., Ltd.	4,000	120
Mitsui Fudosan Co., Ltd.	4,000	111

56 See financial notes

 Schwab Fundamental International Large Company Index Fund

Portfolio Holdings continued

	Number	Value
Security	of Shares	($ x 1,000)

Sumitomo Realty & Development Co., Ltd.	1,500	53
Tokyo Tatemono Co., Ltd.	5,000	64
Tokyu Land Corp.	4,000	41

		453

Retailing 0.3%
Aoyama Trading Co., Ltd.	1,700	44
Canon Marketing Japan, Inc.	1,700	33
EDION Corp.	1,100	13
Fast Retailing Co., Ltd.	1,200	69
H2O Retailing Corp.	2,100	18
Isetan Co., Ltd.	3,100	42
Izumi Co., Ltd.	1,200	18
J Front Retailing Co., Ltd. *	5,600	50
Marui Group Co., Ltd.	6,400	66
Mitsukoshi, Ltd.	7,000	32
Shimamura Co., Ltd.	400	39
Takashimaya Co., Ltd.	4,000	49
The Daiei, Inc. *	19,050	136
Yamada Denki Co., Ltd.	810	84

		693

Semiconductors & Semiconductor Equipment 0.2%
Advantest Corp.	1,700	49
Elpida Memory, Inc. *	1,000	35
NEC Electronics Corp. *	3,500	96
Rohm Co., Ltd.	1,200	105
Sumco Corp.	1,500	55
Tokyo Electron Ltd.	1,300	76

		416

Software & Services 0.3%
CSK Holdings Corp.	1,000	39
ITOCHU Techno-Solutions Corp.	1,100	39
KONAMI Corp.	2,000	59
Nintendo Co., Ltd.	530	337
Nomura Research Institute, Ltd.	3,300	117
NTT Data Corp.	24	109
Oracle Corp. Japan	1,000	46

		746

Technology Hardware & Equipment 1.9%
Alps Electric Co., Ltd.	2,900	36
Brother Industries, Ltd.	4,000	54
Canon, Inc.	9,700	491
Citizen Holdings Co., Ltd.	6,100	66
FUJIFILM Holdings Corp.	7,400	354
Fujitsu Ltd.	55,000	432
Hitachi Ltd.	101,000	676
Hitachi Maxell Ltd.	1,100	13
Hoya Corp.	2,800	102
Ibiden Co., Ltd.	1,100	93
Keyence Corp.	300	69
Konica Minolta Holdings, Inc.	6,000	105
Kyocera Corp.	2,100	179
Mabuchi Motor Co., Ltd.	700	47
Murata Manufacturing Co., Ltd.	1,600	97
NEC Corp.	65,000	323
Nidec Corp.	1,300	98
Nippon Electric Glass Co., Ltd.	5,000	85
Oki Electric Industry Co., Ltd. *	16,000	27
OMRON Corp.	2,100	52
Ricoh Co., Ltd.	9,000	178
Seiko Epson Corp.	4,800	113
Taiyo Yuden Co., Ltd.	2,000	33
Tdk Corp.	1,200	98
Toshiba Corp.	63,000	534
Toshiba Tec Corp.	3,000	19
Yokogawa Electric Corp.	3,500	44

		4,418

Telecommunication Services 1.3%
KDDI Corp.	45	340
Nippon Telegraph & Telephone Corp.	387	1,771
NTT DoCoMo, Inc.	528	768
Softbank Corp.	3,500	82

		2,961

Transportation 1.0%
All Nippon Airways Co., Ltd.	24,000	93
Central Japan Railway Co.	23	238
East Japan Railway Co.	51	420
Fukuyama Transporting Co., Ltd.	3,400	15
Japan Airlines Corp. *	61,000	138
Kamigumi Co., Ltd.	5,000	41
Kawasaki Kisen Kaisha, Ltd.	7,000	97
Keihin Electric Express Railway Co., Ltd.	6,000	37
Keio Corp.	10,000	61
Keisei Electric Railway Co., Ltd.	8,000	44
Kintetsu Corp.	28,000	85
Mitsui O.S.K. Lines, Ltd.	11,000	182
Nagoya Railroad Co., Ltd.	11,000	32
Nippon Express Co., Ltd.	19,000	96
Nippon Yusen Kabushiki Kaisha	19,000	196
Nishi-Nippon Railroad Co., Ltd.	3,000	11
Odakyu Electric Railway Co., Ltd.	10,000	70
Seino Holdings Co., Ltd.	6,000	51
Tobu Railway Co., Ltd.	7,000	33
Tokyu Corp.	13,000	84
West Japan Railway Co.	36	180
Yamato Holdings Co., Ltd.	6,000	88

		2,292

Utilities 1.2%
Chubu Electric Power Co., Inc.	13,600	348
Electric Power Development Co., Ltd.	2,500	99
Hokkaido Electric Power Co., Inc.	4,200	91
Hokuriku Electric Power Co.	4,400	92
Kyushu Electric Power Co., Inc.	11,300	276
Osaka Gas Co., Ltd.	31,000	121
Shikoku Electric Power Co., Inc.	3,900	98
The Chugoku Electric Power Co., Inc.	8,400	165
The Kansai Electric Power Co., Inc.	16,900	381
The Tokyo Electric Power Co., Inc.	25,900	657
Toho Gas Co., Ltd.	12,000	62
Tohoku Electric Power Co., Inc.	11,600	245
Tokyo Gas Co., Ltd.	35,000	156

		2,791

		42,707

See financial notes 57

 Schwab Fundamental International Large Company Index Fund

Portfolio Holdings continued

	Number	Value
Security	of Shares	($ x 1,000)

Luxembourg 0.4%

Materials 0.3%
ArcelorMittal	8,543	689

Media 0.1%
RTL Group	962	98
SES FDR	4,986	123

		221

		910

Netherlands 3.2%

Banks 0.1%
ABN AMRO Holding N.V.	2,831	153

Capital Goods 0.2%
European Aeronautic Defence & Space Co.	13,450	459

Commercial Services & Supplies 0.0%
Randstad Holding N.V.	1,010	56

Consumer Durables & Apparel 0.2%
Koninklijke (Royal) Philips Electronics N.V.	12,974	537

Diversified Financials 0.9%
ING Groep N.V. - CVA	41,536	1,877
SNS Reaal	5,758	139

		2,016

Food & Staples Retailing 0.2%
Koninklijke Ahold N.V. *	33,341	502

Food, Beverage & Tobacco 0.6%
Heineken Holding N.V.	1,732	102
Heineken N.V.	2,036	143
Koninklijke Numico N.V. (a)	738	59
Unilever N.V. CVA	35,268	1,148

		1,452

Insurance 0.2%
Aegon N.V.	23,541	488

Materials 0.2%
Akzo Nobel N.V.	3,943	318
James Hardie Industries N.V. CDI	10,955	66
Koninklijke DSM N.V.	2,760	157

		541

Media 0.1%
Reed Elsevier N.V.	4,449	87
Wolters Kluwer N.V.	1,635	51

		138

Real Estate 0.1%
Corio N.V.	755	66
Rodamco Europe N.V.	562	80

		146

Semiconductors & Semiconductor Equipment 0.1%
ASML Holding N.V. *	3,046	106
STMicroelectronics N.V.	9,525	163

		269

Telecommunication Services 0.2%
Koninklijke (Royal) KPN N.V.	20,541	388

Transportation 0.1%
TNT N.V.	3,228	133

		7,278

New Zealand 0.1%

Materials 0.0%
Fletcher Building Ltd.	7,894	72

Telecommunication Services 0.1%
Telecom Corp. of New Zealand Ltd.	27,824	93

Transportation 0.0%
Air New Zealand Ltd.	10,092	17

Utilities 0.0%
Contact Energy Ltd.	6,089	43

		225

Norway 1.6%

Banks 0.1%
DnB NOR A.S.A.	17,841	296

Capital Goods 0.1%
Orkla A.S.A.	12,214	229

Energy 1.2%
Aker Kvaerner A.S.A.	3,200	112
Norsk Hydro A.S.A.	17,028	250
StatoilHydro A.S.A.	65,914	2,246

		2,608

Insurance 0.0%
Storebrand A.S.A.	3,300	47

Materials 0.1%
Norske Skogindustrier A.S.A.	5,200	57
Yara International A.S.A.	3,200	125

		182

Telecommunication Services 0.1%
Telenor A.S.A. *	10,584	249

		3,611

Portugal 0.4%

Banks 0.2%
Banco BPI S.A. - Reg’d	9,758	86
Banco Comercial Portugues S.A. - Reg’d	30,338	148
Banco Espirito Santo S.A. - Reg’d	3,644	89

		323

Materials 0.0%
CIMPOR-Cimentos de Portugal, SGPS S.A.	5,088	46

Media 0.0%
PT Multimedia-Servicos de Telecomunicacoes e Multimedia, SGPS S.A.	1,938	27

Telecommunication Services 0.1%
Portugal Telecom SGPS S.A. - Reg’d	13,759	185

58 See financial notes

 Schwab Fundamental International Large Company Index Fund

Portfolio Holdings continued

	Number	Value
Security	of Shares	($ x 1,000)

Transportation 0.0%
Brisa - Auto-Estradas de Portugal S.A., Private Shares	4,094	58

Utilities 0.1%
EDP - Energias de Portugal S.A.	39,871	257

		896

Singapore 0.9%

Banks 0.3%
DBS Group Holdings Ltd.	13,056	204
Oversea-Chinese Banking Corp., Ltd.	20,897	134
United Overseas Bank Ltd.	13,238	199

		537

Capital Goods 0.1%
Fraser & Neave Ltd.	14,000	59
Keppel Corp., Ltd.	10,000	103
SembCorp Industries Ltd.	11,000	45
Singapore Technologies Engineering Ltd.	20,700	55

		262

Media 0.0%
Singapore Press Holdings Ltd.	19,000	60

Real Estate 0.1%
Capitaland Ltd.	10,000	56
City Developments Ltd.	9,000	100
UOL Group Ltd.	12,000	44

		200

Semiconductors & Semiconductor Equipment 0.0%
Chartered Semiconductor Manufacturing Ltd. *	78,000	62

Telecommunication Services 0.2%
Singapore Telecommunications Ltd.	137,486	391

Transportation 0.2%
ComfortDelGro Corp., Ltd.	29,000	39
Neptune Orient Lines Ltd.	45,146	162
Singapore Airlines Ltd.	15,270	208
SMRT Corp., Ltd.	48,619	60

		469

		1,981

South Africa 0.0%

Materials 0.0%
Mondi Ltd. *	742	7

Spain 3.4%

Banks 1.0%
Banco Bilbao Vizcaya Argentaria S.A.	31,058	786
Banco de Sabadell S.A.	7,430	76
Banco Espanol de Credito S.A.	4,095	84
Banco Popular Espanol S.A.	8,303	146
Banco Santander S.A.	49,893	1,091
Bankinter S.A.	6,926	103

		2,286

Capital Goods 0.2%
Acciona S.A.	226	70
ACS, Actividades de Construccion y Servicios S.A.	1,372	85
Fomento de Construcciones y Contratas S.A. (FCC)	963	84
Gamesa Corp. Tecnologica S.A.	1,021	52
Grupo Ferrovial S.A.	942	83
Sacyr Vallehermoso S.A.	1,065	50
Zardoya Otis S.A.	1,824	62

		486

Energy 0.5%
Compania Espanola de Petroleos S.A.	2,357	241
Repsol YPF S.A.	21,775	861

		1,102

Food, Beverage & Tobacco 0.1%
Altadis S.A.	2,836	202

Insurance 0.0%
Mapfre S.A.	14,284	67

Materials 0.0%
Acerinox S.A.	2,057	61

Media 0.0%
Gestevision Telecinco S.A.	1,474	43

Real Estate 0.0%
Metrovacesa S.A.	656	77

Retailing 0.1%
Industria de Diseno Textil S.A.	1,484	111

Telecommunication Services 0.8%
Telefonica S.A.	52,686	1,744

Transportation 0.0%
Abertis Infraestructuras S.A.	3,024	101

Utilities 0.7%
Enagas	1,718	49
Endesa S.A.	5,534	288
Gas Natural SDG S.A.	4,033	249
Iberdrola S.A.	51,885	837
Union Fenosa S.A.	2,993	199

		1,622

		7,902

Sweden 1.9%

Banks 0.5%
Nordea Bank AB	27,883	499
Skandinaviska Enskilda Banken AB (SEB), Class A	6,270	193
Svenska Handelsbanken AB, Class A	7,273	242
Swedbank AB, Class A	5,942	187

		1,121

Capital Goods 0.5%
Assa Abloy AB, B Shares	4,032	85
Atlas Copco AB, A Shares	3,032	51
Atlas Copco AB, B Shares	5,200	81

See financial notes 59

 Schwab Fundamental International Large Company Index Fund

Portfolio Holdings continued

	Number	Value
Security	of Shares	($ x 1,000)

Sandvik AB	9,829	187
Scania AB, A Shares	3,227	93
Scania AB, B Shares	4,500	123
Skanska AB, B Shares	5,317	106
SKF AB, B shares	3,962	77
Volvo AB, A Shares	6,203	121
Volvo AB, B Shares	15,950	314

		1,238

Commercial Services & Supplies 0.0%
Securitas AB, B Shares	6,000	76

Consumer Durables & Apparel 0.1%
Electrolux AB, Series B	7,747	150
Husqvarna AB, A Shares	210	3
Husqvarna AB, B Shares	3,200	39

		192

Diversified Financials 0.2%
Industrivarden AB, A Shares	3,600	79
Industrivarden AB, C Shares	2,700	55
Investor AB, A Shares	3,149	77
Investor AB, B Shares	6,969	173

		384

Food, Beverage & Tobacco 0.0%
Swedish Match AB	2,200	49

Materials 0.2%
Boliden AB	3,400	60
Holmen AB, B Shares	2,000	79
SSAB Svenskt Stal AB, Series A	2,100	69
SSAB Svenskt Stal AB, Series B	1,435	42
Svenska Cellulosa AB (SCA), B Shares	10,800	191

		441

Retailing 0.1%
Hennes & Mauritz AB, Class B	3,719	248

Technology Hardware & Equipment 0.1%
Telefonaktiebolaget LM Ericsson, Class B	75,626	226

Telecommunication Services 0.2%
Tele2 AB, B Shares	5,200	123
TeliaSonera AB	38,966	384

		507

		4,482

Switzerland 3.7%

Capital Goods 0.2%
ABB Ltd. - Reg’d	11,705	354
Geberit AG - Reg’d	451	61
Schindler Holding AG - Reg’d	606	42

		457

Commercial Services & Supplies 0.1%
Adecco S.A. - Reg’d	1,875	113
SGS S.A. - Reg’d	68	89

		202

Consumer Durables & Apparel 0.2%
Compagnie Financiere Richemont S.A., Series A	2,487	178
Swatch Group AG	304	97
Swatch Group AG - Reg’d	1,159	73

		348

Diversified Financials 0.9%
Credit Suisse Group - Reg’d	13,119	887
Julius Baer Holding AG - Reg’d	690	60
Pargesa Holding S.A.	779	89
UBS AG - Reg’d	18,677	1,001

		2,037

Food, Beverage & Tobacco 0.7%
Nestle S.A. - Reg’d	3,635	1,679

Insurance 0.5%
Baloise Holding AG - Reg’d	564	60
Swiss Life Holding - Reg’d *	429	119
Swiss Re - Reg’d	4,314	405
Zurich Financial Services AG - Reg’d	1,994	602

		1,186

Materials 0.3%
Ciba Specialty Chemicals AG - Reg’d	931	46
Clariant AG - Reg’d *	2,529	32
Givaudan S.A. - Reg’d	70	69
Holcim Ltd. - Reg’d	2,516	288
Lonza Group AG - Reg’d	398	47
Syngenta AG - Reg’d	786	190

		672

Pharmaceuticals & Biotechnology 0.7%
Novartis AG - Reg’d	17,588	936
Roche Holding AG	441	84
Roche Holding AG - Genusschein	3,677	628

		1,648

Telecommunication Services 0.1%
Swisscom AG - Reg’d	786	291

Transportation 0.0%
Kuehne & Nagel International AG - Reg’d	570	61

		8,581

Thailand 0.0%

Telecommunication Services 0.0%
Total Access Communication Public Co., Ltd. *	55,400	67

		67

United Kingdom 18.9%

Automobiles & Components 0.1%
GKN plc	13,648	105

Banks 3.3%
Alliance & Leicester plc	5,175	85
Barclays plc	78,363	992
Bradford & Bingley plc	8,953	58
HBOS plc	43,966	801
HSBC Holdings plc	141,144	2,798
Lloyds TSB Group plc	100,948	1,147
Northern Rock plc	4,722	18
Royal Bank of Scotland Group plc	117,007	1,264

60 See financial notes

 Schwab Fundamental International Large Company Index Fund

Portfolio Holdings continued

	Number	Value
Security	of Shares	($ x 1,000)

Standard Chartered plc	10,772	419

		7,582

Capital Goods 0.4%
BAE Systems plc	31,255	325
Bunzl plc	3,278	50
Cobham plc	17,593	77
Rolls-Royce Group plc *	10,459	117
Rolls-Royce Group plc, B Shares *	422,543	1
Smiths Group plc	4,073	96
Tomkins plc	18,833	87
Travis Perkins plc	2,050	62
Wolseley plc	6,764	118

		933

Commercial Services & Supplies 0.2%
Capita Group plc	5,192	81
Experian Group Ltd.	18,653	196
G4S plc	11,210	49
Hays plc	15,950	46
Rentokil Initial plc	25,602	92

		464

Consumer Durables & Apparel 0.1%
Burberry Group plc	6,331	81
Persimmon plc	2,290	50

		131

Consumer Services 0.5%
Carnival plc	5,873	275
Compass Group plc	35,263	254
Enterprise Inns plc	6,204	82
InterContinental Hotels Group plc	6,213	145
Ladbrokes plc	22,864	197
Mitchells & Butlers plc	5,714	79
Rank Group plc	14,119	30
Whitbread plc	2,961	109
William Hill plc	3,988	52

		1,223

Diversified Financials 0.3%
3i Group plc	3,967	90
ICAP plc	5,737	70
International Personal Finance	14,938	77
Invesco plc	7,135	109
Man Group plc	4,419	54
Provident Financial plc	1,573	29
Schroders plc	3,238	104
Schroders plc - Non Voting	2,215	62

		595

Energy 4.9%
BG Group plc	17,062	316
BP plc	366,440	4,767
Royal Dutch Shell plc, Class A	79,741	3,498
Royal Dutch Shell plc, Class B	60,688	2,648

		11,229

Food & Staples Retailing 0.5%
J Sainsbury plc	33,243	379
Tesco plc	64,141	652
William Morrison Supermarkets plc	24,783	153

		1,184

Food, Beverage & Tobacco 1.6%
Associated British Foods plc	8,191	156
British American Tobacco plc	18,812	717
Cadbury Schweppes plc	21,671	288
Diageo plc	23,970	550
Imperial Tobacco Group plc	4,281	217
SABMiller plc	8,370	252
Scottish & Newcastle plc	15,964	261
Tate & Lyle plc	7,280	66
Unilever plc	36,103	1,224

		3,731

Health Care Equipment & Services 0.0%
Smith & Nephew plc	7,149	97

Household & Personal Products 0.1%
Reckitt Benckiser Group plc	3,363	195

Insurance 1.0%
Aviva plc	43,377	683
Friends Provident plc	29,688	114
Legal & General Group plc	122,187	357
Old Mutual plc	87,249	335
Prudential plc	34,789	568
Royal & Sun Alliance Insurance Group plc	55,670	184

		2,241

Materials 1.2%
Anglo American plc	10,898	758
Antofagasta plc	7,210	126
BHP Billiton plc	12,215	469
Imperial Chemical Industries plc	12,235	168
Johnson Matthey plc	2,653	99
Kazakhmys plc	2,649	82
Lonmin plc	1,173	84
Mondi plc	4,863	45
Rexam plc	10,030	113
Rio Tinto plc	6,360	596
Xstrata plc	2,948	213

		2,753

Media 0.4%
British Sky Broadcasting Group plc	4,172	59
Daily Mail & General Trust	3,204	41
EMAP plc	2,477	45
ITV plc	44,142	91
Pearson plc	11,516	192
Reed Elsevier plc	6,820	90
Reuters Group plc	13,515	186
Trinity Mirror plc	4,860	41
United Business Media plc	3,203	49
WPP Group plc	7,810	107
Yell Group plc	8,829	84

		985

Pharmaceuticals & Biotechnology 0.9%
AstraZeneca plc	11,215	552
GlaxoSmithKline plc	52,008	1,336
Shire plc	3,741	94

		1,982

Real Estate 0.2%
British Land Co., plc	3,736	84
Hammerson plc	1,934	45
Land Securities Group plc	4,503	154
Liberty International plc	3,594	90

See financial notes 61

 Schwab Fundamental International Large Company Index Fund

Portfolio Holdings continued

	Number	Value
Security	of Shares	($ x 1,000)

Segro plc	6,780	66

		439

Retailing 0.4%
DSG International plc	32,130	87
Home Retail Group plc	14,046	128
Kesa Electricals plc	11,718	78
Kingfisher plc	47,511	195
Marks & Spencer Group plc	15,566	212
Next plc	2,301	106
Signet Group plc	37,153	70
The Carphone Warehouse Group plc	12,062	88

		964

Software & Services 0.0%
LogicaCMG plc	12,058	41
The Sage Group plc	12,131	61

		102

Technology Hardware & Equipment 0.0%
Electrocomponents plc	13,382	70

Telecommunication Services 2.0%
BT Group plc	117,301	797
Cable & Wireless	56,466	230
Vodafone Group plc	922,804	3,636

		4,663

Transportation 0.1%
BBA Aviation plc	14,460	73
British Airways plc *	13,148	122

		195

Utilities 0.7%
British Energy Group plc	9,546	106
Centrica plc	51,748	398
International Power plc	10,014	102
Kelda Group plc	3,040	60
National Grid plc	22,436	371
Scottish & Southern Energy plc	7,217	234
Severn Trent plc	4,070	123
United Utilities plc	13,821	210

		1,604

		43,467

United States 0.0%

Diversified Financials 0.0%
NYSE Euronext *	14	1

Health Care Equipment & Services 0.0%
Synthes, Inc.	716	90

		91

Total Foreign Common Stock (Cost $207,725)		223,201

Other Investment Companies 2.0% of net assets

United Kingdom 0.1%
Foreign & Colonial Investment Trust	6,578	44
The Alliance Trust	9,785	76
Witan Investment Trust	7,081	73

		193

United States 1.9%
iShares MSCI EAFE Index Fund	50,000	4,309

Total Other Investment Companies (Cost $4,372)		4,502

Preferred Stock 0.5% of net assets

Germany 0.5%

Automobiles & Components 0.4%
Porsche AG	96	256
Volkswagen AG	2,991	566

		822

Health Care Equipment & Services 0.0%
Fresenius SE	1,216	97

Household & Personal Products 0.1%
Henkel KGaA	2,194	112

		1,031

Italy 0.0%

Insurance 0.0%
Unipol Gruppo Finanziario S.p.A.	22,106	79

Switzerland 0.0%

Capital Goods 0.0%
Schindler Holding AG	1,071	75

Total Preferred Stock (Cost $874)		1,185

Rights 0.0% of net assets

Spain 0.0%
Metrovacesa S.A. *	656	—

Total Rights (Cost $—)		—

Security	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

Short-Term Investment 0.7% of net assets

Commercial Paper & Other Obligations 0.7%
Wells Fargo, Grand Cayman Time Deposit

62 See financial notes

 Schwab Fundamental International Large Company Index Fund

Portfolio Holdings continued

Security	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

4.75%, 11/01/07	1,530	1,530

Total Short-Term Investment (Cost $1,530)		1,530

End of Investments.

At 10/31/07, the tax basis cost of the fund’s investments was $214,678, and the unrealized appreciation and depreciation were $20,898 and ($5,158), respectively, with a net unrealized appreciation of $15,740.

At 10/31/07, the values of certain foreign securities held by the fund aggregating $212,582, were adjusted from their closing market values following the guidelines by the fund’s Board of Trustees.

*	Non-income producing security.
(a)	Fair-valued by Management.
CDI — CHESS Depository Interest
CVA — Dutch Certificate
FDR — Fiduciary Depositary Receipt

See financial notes 63

 Schwab Fundamental International Large Company Index Fund

Statement of
Assets and Liabilities
As of October 31, 2007. All numbers x 1,000 except NAV.

Assets
Investments, at value (cost $214,501)		$230,418
Receivables:
Fund shares sold		1,207
Dividends (net of $22 foreign withholding tax)		352
Foreign tax reclaims		60
Prepaid expenses	+	1

Total assets		232,038

Liabilities
Payables:
Investments bought		2,193
Investment adviser and administrator fees		205
Transfer agent and shareholder services fees		1
Fund shares redeemed		42
Payable to custodian for foreign currency		1
Accrued expenses	+	79

Total liabilities		2,521

Net Assets
Total assets		232,038
Total liabilities	−	2,521

Net assets		$229,517
Net Assets by Source
Capital received from investors		211,488
Net investment income not yet distributed		1,587
Net realized capital gains		522
Net unrealized capital gains		15,920

Net Asset Value (NAV) by Share Class

			Shares
Share Class	Net Assets	÷	Outstanding	=	NAV

Investor Shares	$27,160		2,388		$11.37
Select Shares	$36,764		3,229		$11.39
Institutional Shares	$165,593		14,529		$11.40

64 See financial notes

 Schwab Fundamental International Large Company Index Fund

Statement of
Operations
For April 2, 2007 through October 31, 2007. All numbers x 1,000.

Investment Income
Dividends (net of $150 foreign withholding tax)		$1,820
Interest	+	87

Total investment income		1,907

Net Realized Gains and Losses
Net realized gains on investments		476
Net realized losses on foreign currency translations		(36)
Net realized gains on futures contracts	+	48

Net realized gains		488

Net Unrealized Gains and Losses
Net unrealized gains on investments		15,917
Net unrealized gains on foreign currency translations	+	3

Net unrealized gains		15,920

Expenses
Investment adviser and administrator fees		215
Transfer agent and shareholder service fees:
Investor Shares		22
Select Shares		12
Institutional Shares		51
Custodian fees		486
FTSE RAFI Index fee		49
Registration fees		35
Portfolio accounting fees		27
Professional fees		21
Shareholder reports		11
Overdraft expense		4
Trustees’ fees		1
Other expenses	+	1

Total expenses		935
Expense reduction by adviser and Schwab	−	649

Net expenses		286

Increase in Net Assets from Operations
Total investment income		1,907
Net expenses	−	286

Net investment income		1,621
Net realized gains		488
Net unrealized gains	+	15,920

Increase in net assets from operations		$18,029

See financial notes 65

 Schwab Fundamental International Large Company Index Fund

Statements of
Changes in Net Assets
For the current period only. Because the fund commenced operations on April 2, 2007, it has no prior report period. All numbers x 1,000.

Operations

		4/2/07*-10/31/07
Net investment income		$1,621
Net realized gains		488
Net unrealized gains	+	15,920

Increase in net assets from operations		18,029

Transactions in Fund Shares

		4/2/07*-10/31/07
		SHARES	VALUE

Shares Sold
Investor Shares		2,885	$30,188
Select Shares		3,999	41,830
Institutional Shares	+	15,243	160,306

Total shares sold		22,127	$232,324

Shares Redeemed
Investor Shares		(497)	($5,264)
Select Shares		(770)	(8,042)
Institutional Shares	+	(714)	(7,530)

Total shares redeemed		(1,981)	($20,836)

Net transactions in fund shares		20,146	$211,488

Shares Outstanding and Net Assets
		4/2/07*-10/31/07
		SHARES	NET ASSETS
Beginning of period		0	$0
Total increase	+	20,146	229,517

End of period		20,146	$229,517

Net investment income not yet distributed			$1,587

*	Commencement of operations.

66 See financial notes

 Schwab Fundamental Index Funds

Financial Notes

1. Business Structure of the Funds

Each of the funds discussed in this report is a series of Schwab Capital Trust (the “trust”), a no-load, open-end management investment company. The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940 (the “1940 Act”), as amended. The list below shows all the funds in the trust including the funds discussed in this report, which are highlighted:

Schwab Capital Trust (organized May 7, 1993)
Schwab Fundamental US Large Company Index Fund
Schwab Fundamental US Small-Mid Company Index Fund
Schwab Fundamental International Large Company Index Fund
Schwab S&P 500 Index Fund
Schwab Institutional Select S&P 500 Fund
Schwab Small-Cap Index Fund
Schwab Total Stock Market Index Fund
Schwab International Index Fund
Schwab MarketTrack All Equity Portfolio
Schwab MarketTrack Growth Portfolio
Schwab MarketTrack Balanced Portfolio
Schwab MarketTrack Conservative Portfolio
Laudus U.S. MarketMasters Fund
Laudus Small-Cap MarketMasters Fund
Laudus International MarketMasters Fund
Schwab Viewpoints Fund
Schwab Premier Equity Fund
Schwab Core Equity Fund
Schwab Dividend Equity Fund
Schwab Large-Cap Growth Fund
Schwab Small-Cap Equity Fund
Schwab Hedged Equity Fund
Schwab Financial Services Fund
Schwab Health Care Fund
Schwab Technology Fund
Schwab Target 2010 Fund
Schwab Target 2020 Fund
Schwab Target 2030 Fund
Schwab Target 2040 Fund
Schwab Retirement Income Fund

Schwab Fundamental U.S. Large Company Index Fund, Schwab Fundamental U.S. Small-Mid Company Index Fund, and Schwab Fundamental International Large Company Index Fund offer three classes of shares: Investor Shares, Select Shares, and Institutional Shares. Shares of each class represent interest in the same portfolio, but each class has different expenses and investment minimums.

Shares are bought and sold at net asset value, or NAV, which is the price for all outstanding shares. Each share has a par value of 1/1,000 of a cent, and the trustees may authorize the issuance of as many shares as necessary.

Schwab Fundamental U.S. Large Company Index Fund, Schwab Fundamental U.S. Small-Mid Company Index Fund and Schwab Fundamental International Large Company Index Fund, commenced operations on April 2, 2007.

2. Significant Accounting Policies:

The following is a summary of the significant accounting policies the funds used in the preparation of financial statements. The accounting policies are in conformity with accounting principles generally accepted in the United States of America.

(a) Security Valuation:

The funds value the securities in their portfolios every business day. The funds use the following policies to value various types of securities:

•	Securities traded on an exchange or over-the-counter: valued at the closing value for the day, or, on days when no closing value has been reported, halfway between the most recent bid and asked quotes. Securities that are primarily traded on foreign exchanges are valued at the closing values of such securities on their respective exchanges with these values then translated into U.S. dollars at the current exchange rate.

•	Securities for which no quoted value is available or when a significant event has occurred between the time of the security’s last close and the time the fund calculates net asset value: valued at fair value, as determined in good faith by the funds’ investment adviser using guidelines adopted by the funds’ Board of Trustees and the Pricing Committee. Some of the more common reasons that may necessitate that a security be valued at fair value include: the security’s trading has been halted or suspended; the security has been de-listed from a national exchange; the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; or the security’s primary pricing source is not able or willing to provide a price, or certain foreign securities’ closing market prices adjusted for changes in value that may occur between the close of a foreign exchange and the time at which a fund’s

 67

 Schwab Fundamental Index Funds

Financial Notes, (continued)

2. Significant Accounting Policies (continued):

shares are priced. The Board of Trustees regularly reviews fair value determinations made by the funds pursuant to the procedures.

•	Futures and forwards currency contracts: valued at their settlement prices as of the close of their exchanges (for futures) or at a market value based on that day’s exchange rates (for forwards). When a fund closes out a futures or forwards position, it calculates the difference between the value of the position at the beginning and at the end of the contract, and records a realized gain or loss accordingly.

•	Short-term securities (60 days or less to maturity): valued at amortized cost.

•	Mutual funds: valued at their respective net asset values as determined by those funds in accordance with the 1940 Act for a given day.

(b) Portfolio Investments:

Futures Contract: The funds may invest in futures contracts. Futures contracts involve certain risks because they can be very sensitive to market movements.

One risk is that the price of a futures contract may not move in perfect correlation with the price of the underlying securities. Another risk is that, at certain times, it may be impossible for a fund to close out a position in a futures contract, due to a difference in trading hours or to market conditions that may reduce the liquidity for a futures contract or its underlying securities. The potential for losses associated with futures contracts may exceed amounts recorded in the Statement of Assets and Liabilities.

Because futures contracts carry inherent risks, a fund must give the broker a deposit of cash and/or securities (the “initial margin”) whenever it enters into the futures contract. The amount of the deposit may vary from one contract to another, but it is generally a percentage of the contract amount.

Futures are traded publicly on exchanges, and their market value changes daily. A fund records the daily change in market value of futures, and also the change in the amount of margin deposit required (“due to/from broker”).

Forward Currency Contract: The funds may invest in forward currency contracts in connection with the purchase and sale of portfolio securities to minimize the uncertainty of changes in future foreign currency exchange rates. “Forwards”, as they are known, are contracts to buy and sell a currency at a set price on a future date. Forwards are similar to futures except that they are not publicly traded, but are agreements directly between two parties.

As with futures, forwards involve certain risks that are not fully reflected in the fund’s financials. If counter-parties to the contracts or if the value of the foreign currency changes unfavorably, the fund could sustain a loss.

(c) Security Transactions:

Security transactions are recorded as of the date the order to buy or sell the security is executed. Realized gains and losses from security transactions are based on the identified costs of the securities involved.

Assets and liabilities denominated in foreign currencies are reported in U.S. dollars. For assets and liabilities held on a given date, the dollar value is based on market exchange rates in effect on that date. Transactions involving foreign currencies, including purchases, sales, income receipts and expense payments, are calculated using exchange rates in effect on the transaction date.

(d) Investment Income:

Interest income is recorded as it accrues. Dividends and distributions from portfolio securities and underlying funds are recorded on the date they are effective (the ex-dividend date), although the funds record certain foreign security dividends on the day they learn of the ex-dividend date.

68

 Schwab Fundamental Index Funds

Financial Notes, (continued)

2. Significant Accounting Policies (continued):

(e) Expenses:

Expenses that are specific to a fund or a class are charged directly to that fund or class. Expenses that are common to all funds within the trust generally are allocated among the funds in proportion to their net assets.

The net investment income, other than class specific expenses, and the realized and unrealized gains or losses, are allocated daily to each class in proportion to its average daily net assets.

(f) Distributions to Shareholders:

The funds make distributions from net investment income and net realized capital gains once a year.

(g) Custody Credit:

The Schwab Fundamental U.S. Large Company Index Fund and Schwab Fundamental U.S. Small-Mid Company Index Fund each has an arrangement with its custodian bank under which the fund receives a credit for its uninvested cash balance to offset its custody fees and accounting fees. The credit amounts (if any) are disclosed in the Statement of Operations as a reduction to the fund’s operating expenses.

(h) Accounting Estimates:

The accounting policies described in this report conform with accounting principles generally accepted in the United States of America. Notwithstanding this, shareholders should understand that in order to follow these principles, fund management has to make estimates and assumptions that affect the information reported in the financial statements. It’s possible that once the results are known, they may turn out to be different from these estimates.

(i) Federal Income Taxes:

The funds intend to meet federal income and excise tax requirements for regulated investment companies. Accordingly, the funds distribute substantially all of their net investment income and realized net capital gains (if any) to their respective shareholders each year. As long as a fund meets the tax requirements, it is not required to pay federal income tax.

Each fund maintains its own account for purposes of holding assets and accounting, and is considered a separate entity for tax purposes.

(j) Indemnification:

Under the funds’ organizational documents, the officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the funds. In addition, in the normal course of business the funds enter into contracts with their vendors and others that provide general indemnifications. The funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the funds. However, the funds expect the risk of loss to be remote.

(k) New Accounting Standards:

Financial Accounting Standards Board Interpretation (FIN) No. 48 — Accounting for Uncertainty in Income Taxes — an Interpretation of SFAS No. 109, was issued in July 2006 and is effective for fiscal years beginning after December 15, 2006. This Interpretation provides new requirements for the recognition, measurement, and disclosure in the financial statements of a tax position taken or expected to be taken in a tax return when there is uncertainty about whether that tax position will ultimately be sustained. The funds implemented FIN 48 upon inception and has determined that there is no impact to the funds’ financial statements at this time.

In September 2006, the Financial Accounting Standards Board (FASB) issued Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (SFAS No. 157). SFAS No. 157 defines fair value, establishes a framework for measuring fair value in accordance with generally accepted accounting principles and expands disclosure about fair value measurements.

 69

 Schwab Fundamental Index Funds

Financial Notes, (continued)

2. Significant Accounting Policies (continued):

SFAS No. 157 is effective for fiscal years beginning after November 15, 2007. Management is currently evaluating the impact of adopting SFAS No. 157 on the funds’ financial statements.

3.	Affiliates and Affiliated Transactions:
(All dollar amounts are x 1,000)

Charles Schwab Investment Management, Inc. (CSIM or the investment adviser), a wholly owned subsidiary of The Charles Schwab Corporation, serves as each fund’s investment adviser and administrator pursuant to an Investment Advisory and Administration Agreement (Advisory Agreement) between it and the trust.

For its advisory and administrative services to each fund, the investment adviser is entitled to receive an annual fee payable monthly based on each fund’s average daily net assets described as follows:

Average daily net assets

First $500 million	0.30%
$500 million to $5 billion	0.22%
$5 billion to $10 billion	0.20%
Over $10 billion	0.18%

Charles Schwab & Co., Inc. (“Schwab”), is an affiliate of the investment adviser and is the trust’s transfer agent and shareholder services agent.

For its transfer agent and shareholder services, Schwab is entitled to receive an annual fee payable monthly based on each fund’s average daily net assets described as follows:

	Transfer Agent Fees	Shareholder Service Fees

Investor Shares	0.05%	0.20%
Select Shares	0.05%	0.05%
Institutional Shares	0.05%	0.05%

Although these agreements specify certain fees for these services, CSIM and Schwab have made additional agreements with each fund to limit the total expenses charged, excluding interest, taxes and certain non-routine expenses, through February 27, 2009, as follows:

Investor Shares	0.59%
Select Shares	0.44%
Institutional Shares	0.35%

CSIM has entered into a license agreement with FTSE to use certain FTSE indexes and trademarks in connection with the offering and operation of certain registered investment companies. The funds have entered into a sub-license agreement with CSIM pursuant to which CSIM has agreed to sub-license certain FTSE indexes and trademarks to the funds. Under the sub-license agreement, each fund has agreed to pay its pro rata share of licensing fees directly to FTSE, and to reimburse CSIM for its pro rata share of a one-time advance licensing payment made by CSIM to FTSE.

The funds may engage in certain transactions involving affiliates. For instance, a fund may own shares of The Charles Schwab Corporation if that company is included in its index.

The funds may make direct transactions with certain other Schwab Funds when practical. When one fund is seeking to sell a security that another is seeking to buy, an interfund transaction can allow both funds to benefit by reducing transaction costs. This practice is limited to funds that share the same investment adviser, trustees and officers. As of October 31, 2007, each fund’s total security transactions with other Schwab Funds were as follows:

Fundamental US Large Company Index Fund	628
Fundamental US Small-Mid Company Index Fund	565
Fundamental International Large Company Index Fund	6,124

70

 Schwab Fundamental Index Funds

Financial Notes, (continued)

3.	Affiliates and Affiliated Transactions (continued): (All dollar amounts are x 1,000)

Pursuant to an exemptive order issued by the SEC, the funds may enter into interfund borrowing and lending transactions within the Schwab Funds. All loans are for temporary or emergency purposes only. The interest rate charged on the loan is the average of the overnight repurchase agreement rate and the short-term bank loan rate. The interfund lending facility is subject to the oversight and periodic review of the Board of Trustees of the Schwab Funds. There was no interfund borrowing or lending activity for any fund during the period.

Trustees

Trustees may include people who are officers and/or directors of the investment adviser or Schwab. Federal securities law limit the percentage of such “interested persons” who may serve on a trust’s board, and the trust was in compliance with these limitations throughout the report period. The trust did not pay any of these persons for their service as trustees, but it did pay non-interested persons (independent trustees), as noted in each fund’s Statement of Operations.

4.  Borrowing from Banks:

The funds may borrow money from banks and custodians. The funds may obtain temporary bank loans through the trusts to which they belong, to use for meeting shareholder redemptions or for extraordinary or emergency purposes. The Schwab Funds have custodian overdraft facilities and uncommitted line of credit arrangements of $150 million and $100 million with State Street Corporation and Bank of America, N.A., respectively. The funds pay interest on the amounts they borrow at rates that are negotiated periodically. There was no borrowing from the line of credit for the funds during the period.

5.	Purchases and Sales of Investment Securities:
(All dollar amounts are x 1,000)

For the fiscal year ended October 31, 2007, purchases and sales of securities (excluding short-term obligations) were as follows:

	Purchases of Securities	Sales/Maturities of Securities

Fundamental U.S. Large Company Index Fund	487,869	6,066
Fundamental U.S. Small-Mid Company Index Fund	90,995	2,058
Fundamental International Large Company Index Fund	283,865	71,071

6.	Redemption Fee:
(All dollar amounts are x 1,000)

The funds may impose a short-term redemption fee on any fund shares that are redeemed or exchanged by a shareholder within a specified number of days of the purchase date. Each fund charges a redemption fee of 2.00% on shares sold or exchanged

 71

 Schwab Fundamental Index Funds

Financial Notes, (continued)

6.	Redemption Fee: (continued): (All dollar amounts are x 1,000)

30 days or less after purchasing them. Such amounts are net of the redemption fee proceeds on the Statement of Changes in Net Assets. The redemption fees charged during the current period are:

Current Period
(04/02/07-10/31/07)

Fundamental U.S. Large Company Index Fund
Investor Shares	2
Select Shares	5
Institutional Shares	23
Fundamental U.S. Small-Mid Company Index Fund
Investor Shares	1
Select Shares	6
Institutional Shares	—
Fundamental International Large Company Index Fund
Investor Shares	1
Select Shares	9
Institutional Shares	9

7.	Federal Income Taxes:
(All dollar amounts are x 1,000)

As of October 31, 2007, the components of distributable earnings on a tax-basis were as follows:

	Fundamental	Fundamental	Fundamental
	U.S. Large	U.S. Small-Mid	International Large
	Company Index Fund	Company Index Fund	Company Index Fund

Undistributed ordinary income	$2,660	$411	$2,285
Undistributed long-term capital gains	143	32	—
Unrealized appreciation	25,848	6,793	20,898
Unrealized depreciation	(19,619)	(6,569)	(5,158)
Other unrealized appreciation/(depreciation)	—	—	3

Net unrealized appreciation/(depreciation)	$6,229	$224	$15,743

The primary difference between book-basis and tax-basis unrealized appreciation or unrealized depreciation of investments is the tax deferral of losses on wash sales.

Capital loss carry forwards may be used to offset future realized capital gains for federal income tax purposes. As of October 31, 2007, the funds had no capital loss carry forwards.

For tax purposes, realized net capital losses occurring after October 31 may be deferred and treated as occurring on the first day of the following fiscal year. As of October 31, 2007, the funds had no aggregate deferred realized net capital losses.

As of October 31, 2007, the funds made no distributions.

Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to differing treatment for items such as non-U.S. currency gains and losses, short-term capital gains and losses; capital losses related to wash sales, unrealized appreciation of certain investments in non-U.S. securities; paydowns on fixed-income securities; and income on certain investments. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the funds for financial reporting purposes. The funds may also designate a portion of the amount paid to redeeming shareholders as a distribution for tax purposes.

72

 Schwab Fundamental Index Funds

Financial Notes, (continued)

7.	Federal Income Taxes (continued): (All dollar amounts are x 1,000)

The permanent book and tax basis differences may result in reclassifications between capital account and other accounts as required. The adjustments will have no impact on net assets or the results of operations. As of October 31, 2007, the funds made the following reclassifications:

	Fundamental	Fundamental	Fundamental
	U.S. Large	U.S. Small-Mid	International Large
	Company Index Fund	Company Index Fund	Company Index Fund

Capital shares	—	—	—
Undistributed net investment income	—	—	$(34)
Net realized capital gains and losses	—	—	34

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Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders of:
Schwab Fundamental US Large Company Index Fund
Schwab Fundamental US Small-Mid Company Index Fund
Schwab Fundamental International Large Company Index Fund

In our opinion, the accompanying statements of assets and liabilities, including the portfolio holdings, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Schwab Fundamental US Large Company Index Fund, Schwab Fundamental US Small-Mid Company Index Fund, and Schwab Fundamental International Large Company Index Fund (three of the portfolios constituting Schwab Capital Trust, hereafter referred to as the ‘Funds‘) at October 31, 2007, and the results of each of their operations, the changes in each of their net assets and the financial highlights for the period April 2, 2007 (commencement of operations) through October 31, 2007, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as ‘financial statements‘) are the responsibility of the Funds’ management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2007 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
San Francisco, California
December 13, 2007

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Other Federal Tax Information (unaudited):
(All dollar amounts are x 1,000)

The Fundamental International Large Company Index Fund may elect to pass on the benefits of the foreign tax credit of $148 to its shareholders for the year ended October 31, 2007. The respective foreign source income on the Fund is $1,899.

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Investment Advisory Agreement Approval

The Investment Company Act of 1940 (the “1940 Act”) requires that initial approval of, as well as the continuation of, a fund’s investment advisory agreement must be specifically approved (1) by the vote of the trustees or by a vote of the shareholders of the fund, and (2) by the vote of a majority of the trustees who are not parties to the investment advisory agreement or “interested persons” of any party (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval. In connection with such approvals, the fund’s trustees must request and evaluate, and the investment adviser is required to furnish, such information as may be reasonably necessary to evaluate the terms of the advisory agreement. In addition, the Securities and Exchange Commission (the “SEC”) takes the position that, as part of their fiduciary duties with respect to fund fees, fund boards are required to evaluate the material factors applicable to a decision to approve an investment advisory agreement.

Consistent with these responsibilities, the Board of Trustees (the “Board” or the “Trustees”, as appropriate) calls and holds one or more meetings each year that are dedicated, in whole or in part, to considering whether to renew the investment advisory agreement between Schwab Capital Trust (the “Trust”) and CSIM (the “Agreement”) with respect to existing funds in the Trust, including the funds covered in this annual report, and to review certain other agreements pursuant to which CSIM provides investment advisory services to certain other registered investment companies. In preparation for the meeting(s), the Board requests and reviews a wide variety of materials provided by CSIM, including information about CSIM’s affiliates, personnel and operations. The Board also receives extensive data provided by third parties. This information is in addition to the detailed information about the funds that the Board reviews during the course of each year, including information that relates to fund operations and fund performance. The Independent Trustees receive advice from independent counsel to the Independent Trustees, including a memo regarding the responsibilities of trustees for the approval of investment advisory contracts. In addition, the Independent Trustees meet in executive session outside the presence of fund management and participate in question and answer sessions with representatives of CSIM.

The Board, including a majority of the Independent Trustees, considered information specifically relating to its consideration of the continuance of the Agreement at meetings held on May 2, 2007, and June 5, 2007, and approved the renewal of the Agreement for an additional one year term at the meeting held on June 5, 2007. The Board’s approval of the Agreement was based on consideration and evaluation of a variety of specific factors discussed at these meetings and at prior meetings, including:

1.	the nature, extent and quality of the services provided to the funds under the Agreement, including the resources of CSIM and its affiliates dedicated to the funds;

2.	each fund’s investment performance and how it compared to that of certain other comparable mutual funds;

3.	each fund’s expenses and how those expenses compared to those of certain other comparable mutual funds;

4.	the profitability of CSIM and its affiliates, including Charles Schwab & Co., Inc. (“Schwab”), with respect to each fund, including both direct and indirect benefits accruing to CSIM and its affiliates; and

5.	the extent to which economies of scale would be realized as the funds grow and whether fee levels in the Agreement reflect those economies of scale for the benefit of fund investors.

Nature, Extent and Quality of Services.  The Board considered the nature, extent and quality of the services provided by CSIM to the funds and the resources of CSIM and its affiliates dedicated to the funds. In this regard, the Trustees evaluated, among other things, CSIM’s personnel, experience, track record and compliance program. The information considered by the Trustees included specific information concerning changes in the nature, extent and quality of services provided by CSIM since the Trustees had last considered approval of the Agreement. The Trustees also considered investments in CSIM’s mutual fund infrastructure and the fact that Schwab’s wide range of products, services, and channel alternatives such as free advice, investment and research tools, Internet access, and an array of account features that benefit the funds and their shareholders. The Trustees also considered CSIM’s top three ranking in an independent survey regarding mutual fund client loyalty, Schwab’s excellent reputation as a full service brokerage firm and its overall financial condition. Finally, the Trustees considered that the vast majority of the funds’ shareholders are also brokerage clients of Schwab. Following such evaluation, the Board concluded, within the context of its full deliberations, that the nature, extent and quality of services provided by CSIM to the funds and the resources of CSIM and its affiliates dedicated to the funds supported renewal of the Agreement.

Fund Performance.  The Board considered fund performance in determining whether to renew the Agreement. Specifically, the Trustees considered each fund’s performance relative to a peer group and peer category of other mutual

76

funds and appropriate indices/benchmarks, in light of total return, yield, when applicable, and market trends. As part of this review, the Trustees considered the composition of the peer group and peer category, selection criteria and the reputation of the third party who prepared the peer group and peer category analysis. In evaluating the performance of each fund, the Trustees considered both risk and shareholder risk expectations for such fund and the appropriateness of the benchmark used to compare the performance of each fund. The Trustees further considered the level of fund performance in the context of its review of fund expenses and adviser profitability discussed below. Following such evaluation the Board concluded, within the context of its full deliberations, that the performance of the funds supported renewal of the Agreement.

Fund Expenses.  With respect to the funds’ expenses, the Trustees considered the rate of compensation called for by the Agreement, and each fund’s net operating expense ratio, in each case, in comparison to those of other comparable mutual funds, such peer groups and comparisons having been selected and calculated by an independent third party. The Trustees considered the effects of CSIM’s and Schwab’s historical practice of voluntarily waiving management and other fees to prevent total fund expenses from exceeding a specified cap. The Trustees also considered fees charged by CSIM to other mutual funds and to other types of accounts, such as wrap accounts, but, with respect to such other types of accounts, accorded less weight to such comparisons due to the different legal, regulatory, compliance and operating features of mutual funds as compared to these other types of accounts. Following such evaluation, the Board concluded, within the context of its full deliberations, that the expenses of the funds are reasonable and supported renewal of the Agreement.

Profitability.  With regard to profitability, the Trustees considered the compensation flowing to CSIM and its affiliates, directly or indirectly. In this connection, the Trustees reviewed management’s profitability analyses, together with certain commentary thereon from an independent accounting firm. The Trustees also considered any other benefits derived by CSIM from its relationship with the funds, such as whether, by virtue of its management of the funds, CSIM obtains investment information or other research resources that aid it in providing advisory services to other clients. The Trustees considered whether the varied levels of compensation and profitability under the Agreement and other service agreements were reasonable and justified in light of the quality of all services rendered to each fund by CSIM and its affiliates. The Board also considered information relating to changes to CSIM’s business operations and how these changes affected CSIM’s profitability under the Agreement. Based on this evaluation, the Board concluded, within the context of its full deliberations, that the profitability of CSIM is reasonable and supported renewal of the Agreement.

Economies of Scale.  The Trustees considered the existence of any economies of scale and whether those are passed along to a fund’s shareholders through a graduated investment advisory fee schedule or other means, including any fee waivers by CSIM and its affiliates. In this regard, and consistent with their consideration of fund expenses, the Trustees considered that CSIM and Schwab have previously committed resources to minimize the effects on shareholders of diseconomies of scale during periods when fund assets were relatively small through their contractual expense waivers. For example, such diseconomies of scale may particularly affect newer funds or funds with investment strategies that are from time to time out of favor, but shareholders may benefit from the continued availability of such funds at subsidized expense levels. The Trustees also considered existing contractual investment advisory fee schedules that include lower fees at higher graduated asset levels. The Board also considered certain existing commitments by CSIM and Schwab that are designed to pass along potential economies of scale to fund shareholders. Based on this evaluation the Board concluded, within the context of its full deliberations, that the funds obtain reasonable benefit from economies of scale.

In the course of their deliberations, the Trustees did not identify any particular information or factor that was all-important or controlling. Based on the Trustees’ deliberation and their evaluation of the information described above, the Board, including all of the Independent Trustees, unanimously approved the continuation of the Agreement and concluded that the compensation under the Agreement is fair and reasonable in light of such services and expenses and such other matters as the trustees have considered to be relevant in the exercise of their reasonable judgment.

 77

Trustees and Officers

The tables below give information as of October 31, 2007, about the trustees and officers for The Schwab Capital Trust, which includes the funds covered in this report. The “Fund Complex” includes the Charles Schwab Family of Funds, Schwab Capital Trust, Schwab Investments, Schwab Annuity Portfolios, and Laudus Trust. As of October 31, 2007, the Fund Complex included 70 funds.

The address for all trustees and officers is 101 Montgomery Street, San Francisco, CA 94104. You can find more information about the trustees and officers in the Statement of Additional Information, which is available free by calling 1-800-435-4000.

Independent Trustees
Name, Year of Birth,		Number of
and Position(s) with	Principal	Portfolios in
the trust; (Terms of	Occupations	Fund Complex
office, and length of	During the	Overseen by
Time Served1)	Past Five Years	the Trustee	Other Directorships

Mariann Byerwalter 1960 Trustee (Trustee of Schwab Capital Trust since 2000.)	Chairman of JDN Corporate Advisory LLC.	70	Board 1—Director, Redwood Trust, Inc. Board 2—Director, PMI Group, Inc.

Donald F. Dorward 1931 Trustee (Trustee of Schwab Capital Trust since 1989.)	Chief Executive Officer, Dorward & Associates (corporate management, marketing and communications consulting firm). From 1996-1999, Executive Vice President and Managing Director, Grey Advertising. Prior to 1996, President and Chief Executive Officer, Allen & Dorward Advertising.	60	None.

William A. Hasler 1941 Trustee (Trustee of Schwab Capital Trust since 2000.)	Dean Emeritus, Haas School of Business, University of California, Berkeley. Until February 2004, Co-Chief Executive Officer, Aphton Corp. (bio-pharmaceuticals).	70	Board 1—Director, Mission West Properties
Board 2—Director, TOUSA
Board 3—Director, Harris-Stratex Networks
Board 4—Director, Genitope Corp.
Board 5—Director & Non-Executive Chairman, Solectron Corp.
			Board 6—Director, Ditech Networks

Robert G. Holmes 1931 (Trustee of Schwab Capital Trust since 1989.)	Chairman, Chief Executive Officer and Director, Semloh Financial, Inc. (international financial services and investment advisory firm).	60	None.

Gerald B. Smith 1950 Trustee (Trustee of Schwab Capital Trust since 2000.)	Chairman, Chief Executive Officer and founder of Smith Graham & Co.(investment advisors).	60	Board 1—Board of Cooper Industries Board 2—Chairman of the Audit Committee of Oneok Partners LP

Donald R. Stephens 1938 Trustee (Trustee of Schwab Capital Trust since 1989.)	Managing Partner, D. R. Stephens & Company (investments).	60	None.

78

Independent Trustees continued
Name, Year of Birth,		Number of
and Position(s) with	Principal	Portfolios in
the trust; (Terms of	Occupations	Fund Complex
office, and length of	During the	Overseen by
Time Served1)	Past Five Years	the Trustee	Other Directorships

Michael W. Wilsey 1943 Trustee (Trustee of Schwab Capital Trust since 1989.)	Chairman, Chief Executive Officer, Wilsey Bennett, Inc. (real estate investment and management, and other investments).	60	None.

Interested Trustees
Name, Year of Birth,		Number of
and Position(s) with	Principal	Portfolios in
the trust; (Terms of	Occupations	Fund Complex
office, and length of	During the	Overseen by
Time Served )	Past Five Years	the Trustee	Other Directorships

Charles R. Schwab[2] 1937 Chairman and Trustee (Chairman and Trustee of Schwab Capital Trust since 1989.)	Chairman, Chief Executive Officer and Director, The Charles Schwab Corporation, Charles Schwab & Co., Inc.; Chairman and Director, Charles Investment Management, Inc., Charles Schwab Bank, N.A.; Chairman and Chief Executive Officer, Schwab (SIS) Holdings Inc. I, Schwab International Holdings, Inc.; Chief Executive Officer and Director, Schwab Holdings, Inc. Through June 2007, Director, U.S. Trust Company, N.A., U.S. Trust Company of New York. Until May 2003, Co-Chief Executive Officer, The Charles Schwab Corporation.	60	None

Randall W. Merk[2] 1954 Trustee (Trustee of Schwab Capital Trust since 2005.)	Executive Vice President and President, Investment Management Services, Charles Schwab & Co., Inc.; Executive Vice President, Charles Schwab & Co., Inc. (2002— present); President and Chief Executive Officer, Charles Schwab Investment Management, Inc. (2007-present); Director, Charles Schwab Asset Management (Ireland) Limited and Charles Schwab Worldwide Funds PLC. From September 2002 to July 2004, Chief Executive Officer and President, Charles Schwab Investment Management, Inc. and Executive Vice President, Charles Schwab & Co., Inc.	70	None.

 79

Officers of the Trust
Name, Year of Birth, and Position(s)
with the trust; (Terms of office, and
length of Time Served3)	Principal Occupations During the Past Five Years

Randall W. Merk 1954 President and Chief Executive Officer (Officer of Schwab Capital Trust since 2007.)	Executive Vice President and President, Investment Management Services, Charles Schwab & Co., Inc.; Executive Vice President, Charles Schwab & Co., Inc. (2002— present); President and Chief Executive Officer, Charles Schwab Investment Management, Inc. (2007-present); Director, Charles Schwab Asset Management (Ireland) Limited and Charles Schwab Worldwide Funds PLC. From September 2002 to July 2004, Chief Executive Officer and President, Charles Schwab Investment Management, Inc. and Executive Vice President, Charles Schwab & Co., Inc.

George Pereira 1964 Treasurer and Principal Financial Officer (Officer of Schwab Capital Trust since 2004.)	Senior Vice President and Chief Financial Officer, Charles Schwab Investment Management, Inc.; Chief Financial Officer, Laudus Trust and Laudus Variable Insurance Trust; Director, Charles Schwab Worldwide Fund, PLC and Charles Schwab Asset Management (Ireland) Limited. Through June 2007, Treasurer, Chief Financial Officer and Chief Accounting Officer, Excelsior Funds Inc., Excelsior Tax-Exempt Funds, Inc. and Excelsior Funds Trust; Chief Financial Officer, Mutual Fund Division, UST Advisors, Inc. From December 1999 to November 2004, Sr. Vice President, Financial Reporting, Charles Schwab & Co. Inc.

Kimon Daifotis 1959 Senior Vice President and Chief Investment Officer-Fixed Income (Officer of Schwab Capital Trust since 2004.)	Senior Vice President and Chief Investment Officer-Fixed Income, Charles Schwab Investment Management, Inc. Prior to 2004, Vice President and Sr. Portfolio Manager, Charles Schwab Investment Management, Inc.

Jeffrey Mortimer 1963 Senior Vice President and Chief Investment Officer-Equities (Officer of Schwab Capital Trust since 2004.)	Senior Vice President and Chief Investment Officer-Equities, Charles Schwab Investment Management, Inc.; Vice President and Chief Investment Officer, Laudus Trust and Laudus Variable Insurance Trust. Prior to 2004, Vice President and Sr. Portfolio Manager, Charles Schwab Investment Management, Inc.

Randall Fillmore 1960 Chief Compliance Officer and AML Officer (Officer of Schwab Capital Trust since 2002.)	Senior Vice President and Chief Compliance Officer, Charles Schwab Investment Management, Inc.; Senior Vice President, Charles Schwab & Co. Inc.; Chief Compliance Officer, Laudus Trust and Laudus Variable Insurance Trust. Through June 2007, Chief Compliance Officer, Excelsior Funds Inc., Excelsior Tax-Exempt Funds, Inc., and Excelsior Funds Trust. From 2002 to 2003, Vice President, Charles Schwab & Co., Inc. and Charles Schwab Investment Management, Inc.

Koji E. Felton 1959 Secretary and Chief Legal Officer (Officer of Schwab Capital Trust since 1998.)	Senior Vice President, Chief Counsel and Corporate Secretary, Charles Schwab Investment Management, Inc.; Senior Vice President and Deputy General Counsel, Charles Schwab & Co., Inc. Through June 2007, Chief Legal Officer, Excelsior Funds Inc., Excelsior Tax Exempt Funds, Inc. and Excelsior Funds Trust.

Catherine MacGregor 1964 Vice President (Officer of Schwab Capital Trust since 2005.)	Vice President, Charles Schwab & Co., Inc. and Charles Schwab Investment Management, Inc., Laudus Trust and Laudus Variable Insurance Trust; since 2006, Chief Counsel, Laudus Trust and Variable Insurance Trust. Until July 2005, Senior Associate, Paul Hastings Janofsky & Walker LLP.

Cathy Sabo 1964 Vice President (Officer of Schwab Capital Trust since 2005.)	Vice President-Compliance, Charles Schwab Investment Management, Inc., Laudus Trust and Laudus Variable Insurance Trust. Until 2004, Vice President, Client, Sales & Services Controls, Charles Schwab & Co., Inc.

80

Officers of the Trust continued
Name, Year of Birth, and Position(s)
with the trust; (Terms of office, and
length of Time Served3)	Principal Occupations During the Past Five Years

Michael Haydel 1970 Vice President (Officer of Schwab Capital Trust since 2006.)	Vice President, Asset Management Client Services, Charles Schwab & Co., Inc.; Vice President and AML Officer, Laudus Trust and Laudus Variable Insurance Trust. Until March 2004, Director Charles Schwab & Co., Inc.

[1]	Trustees remain in office until they resign, retire or are removed by shareholder vote. The Schwab Funds retirement policy requires that independent trustees elected after January 1, 2000 retire at age 72 or after 20 years of service as a trustee, whichever comes first. Independent trustees elected prior to January 1, 2000 will retire on the following schedule: Messrs. Holmes and Dorward will retire on December 31, 2007, and Messrs. Stephens and Wilsey will retire on December 31, 2010.

[2]	In addition to their employment with the investment advisor and the distributor, Messrs. Schwab and Merk also own stock of The Charles Schwab Corporation. Mr. Schwab and Mr. Merk are Interested Trustees because they are employees of Schwab and/or the advisor.

[3]	The President, Treasurer and Secretary hold office until their respective successors are chosen and qualified or until he or she sooner dies, resigns, is removed or becomes disqualified. Each other officer serves at the pleasure of the Board.

 81

Glossary

asset allocation The practice of dividing a portfolio among different asset classes, with each asset class assigned a particular percentage.

asset class A group of securities with similar structure and basic characteristics. Stocks, bonds and cash are the three main examples of asset classes.

beta A historical measure of an investment’s volatility relative to a market index (usually the S&P 500T). The index is defined as having a beta of 1.00. Investments with a beta higher than 1.00 have been more volatile than the index; those with a beta of less than 1.00 have been less volatile.

bond A security representing a loan from the investor to the issuer. A bond typically pays interest at a fixed rate (the “coupon rate”) until a specified date (the “maturity date”), at which time the issuer returns the money borrowed (“principal” or “face value”) to the bondholder. Because of their structure, bonds are sometimes called “fixed income securities” or “debt securities.”

An individual bond is subject to the credit risk of the issuer. Changes in interest rates can affect a bond’s market value prior to call or maturity. There is no guarantee that a bond’s yield to call or maturity will provide a positive return over the rate of inflation.

bond fund A bond fund is subject to the same credit, interest rate, and inflation risks as bonds. In addition, a bond fund incurs ongoing fees and expenses. A bond fund’s net asset value will fluctuate with the price of the underlying bonds and the portfolio turnover activity; return of principal is not guaranteed.

cap, capitalization See “market cap.”

capital gain, capital loss The difference between the amount paid for an investment and its value at a later time. If the investment has been sold, the capital gain or loss is considered a realized gain or loss. If the investment is still held, the gain or loss is still “on paper” and is considered unrealized.

earnings growth rate For a mutual fund, the average yearly rate at which the earnings of the companies in the fund’s portfolio have grown, measured over the past five years.

earnings per share (EPS) A company’s earnings, or net income, for the past 12 months, divided by the number of shares outstanding.

expense ratio The amount that is taken from a mutual fund’s assets each year to cover the fund’s operating expenses. An expense ratio of 0.50% means that a fund’s expenses amount to half of one percent of its average net assets a year.

market cap, market capitalization The value of a company as determined by the total value of all shares of its stock outstanding.

median market cap The midpoint of the range of market caps of the stocks held by a fund. There are different ways of calculating median market cap. With a simple median, half of the stocks in the fund’s portfolio would be larger than the median, and half would be smaller. With a weighted median (the type that is calculated for these funds), half of the fund’s assets are invested in stocks that are larger than the median market cap, and half in stocks that are smaller.

net asset value (NAV) The value of one share of a mutual fund. NAV is calculated by taking the fund’s total assets, subtracting liabilities, and dividing by the number of shares outstanding.

outstanding shares, shares outstanding When speaking of a company or mutual fund, indicates all shares currently held by investors.

price-to-book ratio (P/B) The market price of a company’s stock compared with its “book value.” A mutual fund’s P/B is the weighted average of the P/B of all stocks in the fund’s portfolio.

price-to-earnings ratio (P/E) The market price of a company’s stock compared with earnings over the past year. A mutual fund’s P/E is the weighted average of the P/E of all stocks in the fund’s portfolio.

return on equity (ROE) The average yearly rate of return for each dollar of investors’ money, measured over the past five years.

stock A share of ownership, or equity, in the issuing company.

total return The percentage that an investor would have earned or lost on an investment in the fund assuming dividends and distributions were reinvested.

weighted average For mutual funds, an average that gives the same weight to each security as the security represents in the fund’s portfolio.

yield The income paid out by an investment, expressed as a percentage of the investment’s market value.

82

Notes

Schwab Funds® offers you an extensive family of mutual funds, each one based on a clearly defined investment approach and using disciplined management strategies. The list at right shows all Schwab Funds.

Whether you are an experienced investor or just starting out, Schwab Funds can help you achieve your financial goals. An investor should consider a fund’s investment objectives, risks, charges and expenses carefully before investing or sending money. This and other important information can be found in the fund’s prospectus. Please call 1-800-435-4000 for a prospectus and brochure for any Schwab Fund. Please read the prospectus carefully before you invest. This report must be preceded or accompanied by a current prospectus.

Proxy Voting Policies, Procedures and Results

A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting Schwab’s website at www.schwab.com/schwabfunds, the SEC’s website at www.sec.gov, or by contacting Schwab Funds at 1-800-435-4000.

Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available, without charge, by visiting Schwab’s website at www.schwab.com/schwabfunds or the SEC’s website at http://www.sec.gov.

The Schwab Funds Family®

Stock Funds
Schwab Premier Equity Fundtm
Schwab Core Equity Fundtm
Schwab Dividend Equity Fundtm
Schwab Large-Cap Growth Fundtm
Schwab Small-Cap Equity Fundtm
Schwab Hedged Equity Fundtm
Schwab Financial Services Fundtm
Schwab Health Care Fundtm
Schwab Technology Fundtm
Schwab Fundamental US Large Company Index Fundtm
Schwab Fundamental US Small-Mid Company Index Fundtm
Schwab Fundamental International Large Company Index Fundtm
Schwab Global Real Estate Fundtm
Schwab Institutional Select® S&P 500 Fund
Schwab S&P 500 Index Fund
Schwab 1000 Index® Fund
Schwab Small-Cap Index Fund®
Schwab Total Stock Market Index Fund®
Schwab International Index Fund®

Asset Allocation Funds
Schwab Viewpoints Fundtm
Schwab MarketTrack All Equity Portfoliotm
Schwab MarketTrack Growth Portfoliotm
Schwab MarketTrack Balanced Portfoliotm
Schwab MarketTrack Conservative Portfoliotm
Schwab Target 2010 Fund
Schwab Target 2020 Fund
Schwab Target 2030 Fund
Schwab Target 2040 Fund
Schwab Retirement Income Fund

Bond Funds
Schwab YieldPlus Fund®
Schwab Short-Term Bond Market Fundtm
Schwab Total Bond Market Fundtm
Schwab GNMA Fundtm
Schwab Inflation Protected Fundtm
Schwab Tax-Free YieldPlus Fundtm
Schwab Tax-Free Bond Fundtm
Schwab California Tax-Free YieldPlus Fundtm
Schwab California Tax-Free Bond Fundtm

Schwab Money Funds
Schwab offers an array of money market funds that seek high current income consistent with safety and liquidity.1 Choose from taxable or tax-advantaged alternatives. Many can be linked to your eligible Schwab account to “sweep” cash balances automatically, subject to availability, when you’re between investments. Or, for your larger cash reserves, choose one of our Value Advantage Investments®.

[1]	Investments in money market funds are neither insured nor guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency and, although they seek to preserve the value of your investment at $1 per share, it is possible to lose money

Investment Adviser
Charles Schwab Investment Management, Inc.
101 Montgomery Street, San Francisco, CA 94104
Funds
Schwab Funds®
P.O. Box 3812, Englewood, CO 80155–3812
This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.
© 2006 Charles Schwab & Co., Inc. All rights reserved.
Member SIPC
Printed on recycled paper.
MFR39592-00

Annual Report October 31, 2007

COMMAND PERFORMANCETM

Laudus MarketMasters Fundstm
Laudus U.S. MarketMasters Fundtm
Laudus Small-Cap MarketMasters Fundtm
Laudus International MarketMasters Fundtm

Three distinct Funds, each combining the expertise of leading investment managers with Schwab’s overall supervision.

Select Shares® are available for the MarketMasters Fundstm

The Laudus MarketMasters Funds offers Select Shares, a share class that carries lower expenses than Investor Shares in exchange for higher investment minimums on many of its funds. Select Shares are available for initial purchases of $50,000 or more of a single fund in a single account and for shareholders who add to their existing Investor Share position, bringing the value to or above $50,000. We encourage shareholders to review their portfolio to see if they are eligible to exchange into Select Shares. If you believe you are eligible, you should contact Schwab or your financial intermediary to request a tax-free interclass exchange into Select Shares. Select Shares may not be available through financial intermediaries other than Charles Schwab & Co., Inc.
To learn more, please see the Funds’ prospectus at www.laudus.com. Or call 1.800.435.4000 to order a prospectus or to speak with a representative.

Fund investment adviser: Charles Schwab Investment Management, Inc. (CSIM).
Distributor and transfer agent: Charles Schwab & Co., Inc. (Schwab).

The industry/sector classification of the funds’ portfolio holdings uses the Global Industry Classification Standard (GICS) which was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor’s. GICS is a service mark of MSCI and S&P and has been licensed for use by Charles Schwab & Co., Inc.

Performance at a Glance

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwab.com/schwabfunds.

Total Return for the Report Period

Laudus U.S. MarketMasters Fundtm

Investor Shares (Ticker Symbol: SWOGX)	16.90%
Select Shares® (Ticker Symbol: SWMGX)	17.19%
Benchmark: S&P 500® Index	14.56%
Fund Category: Morningstar Large-Cap Blend	15.22%

Performance Details	pages 6-7

Laudus Small-Cap MarketMasters Fundtm

Investor Shares (Ticker Symbol: SWOSX)	13.79%
Select Shares® (Ticker Symbol: SWMSX)	14.04%
Benchmark: Russell 2000® Index	9.27%
Fund Category: Morningstar Small-Cap Growth	18.96%

Performance Details	pages 8-9

Laudus International MarketMasters Fundtm

Investor Shares (Ticker Symbol: SWOIX)	36.01%
Select Shares® (Ticker Symbol: SWMIX)	36.16%
Benchmark: MSCI-EAFE® Index	24.91%
Fund Category: Morningstar Foreign Large-Cap Growth	32.22%

Performance Details	pages 10-11

Minimum Initial Investment[1]

Investor Shares	$ 100
Select Shares	$ 50,000

All fund and index figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized.

Fund expenses may have been partially absorbed by CSIM and Schwab. Without these reductions, the fund’s returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Small-company stocks are subject to greater volatility than other asset categories. Foreign securities can involve risks such as political and economic instability and currency risk. These risks may be greater in emerging markets.

Source for category information: Morningstar, Inc.

[1]	Please see prospectus for further detail and eligibility requirements.

2 Laudus MarketMasters Funds

From the President

Randall W. Merk is President and CEO of Charles Schwab Investment Management, Inc. and the funds covered in this report. He joined the firm in 2002 and has held a variety of executive positions at Schwab.

Dear Shareholder,

In returning to my role as President and CEO of Charles Schwab Investment Management, I would like to thank you for investing in Laudus Funds® and share my thoughts with you on the current market environment.

The reemergence of volatility during this past year has shaken financial markets, both domestically and globally. Subprime mortgage market issues have caused a chain reaction throughout equity and credit markets, and investors are undoubtedly concerned about their financial outlook in the near future. As riskier securities came under pressure during this past August’s market correction, investors fled to “safer haven” investments, such as U.S. Treasuries.

Attempting to time the market in this way can be both a frustrating and risky experience. We have always believed your best protection against swings in market volatility is to maintain a well-diversified investment portfolio that is built to provide long-term performance.

Thank you for entrusting us with your investments. I speak for all of us at Schwab when I say our goal is to give you the financial products, guidance, and personal relationship you need to be financially fit.

Sincerely,

Laudus MarketMasters Funds 3

The Investment Environment

Jeffrey Mortimer, CFA, a senior vice president and chief investment officer, equities, has overall responsibility for the management of the funds.

During the past year, the global economy benefited from positive earnings growth, an ample supply of liquidity, and reasonably low volatility. Investors became increasingly bullish, and firms financed a record level of private equity buyouts, acquisitions, and stock buybacks. However, the housing market correction, and more recently, turmoil in the subprime mortgage market, has had a ripple effect throughout the U.S. and global economy. Several key issues continued to resonate with investors, including the deterioration of the housing market, the lagged effects of monetary policy, tightening of lending standards, and rising energy prices.

The U.S. economy grew at a sub-par pace during the early part of the report period, consistent with the Federal Reserve’s (the Fed’s) engineered soft landing. Throughout its statements, the Fed noted that the economy would grow at a more moderate rate as a result of prior rate increases, lagged effects of higher energy prices, and a cooling housing market. As any rate below 3% is generally considered to be sub-par, the economy appeared to be on a trend of underperformance. However, Gross Domestic Product (GDP) in the second and third quarter of 2007 surprised on the upside; 3.8% and an advanced 3.9%, respectively. Though consumer spending weighed heavily in recent improved GDP readings, tightening credit conditions and continued deterioration in the U.S. housing market remained imminent threats to household equity, a meaningful underpinning of consumer spending.

The housing market remained a significant headwind for U.S. economic growth during the report period. New- and existing-home sales trended downward, and inventories reached an alarming 10.5-month supply (existing homes) by September 2007. Initial concerns that troubles in the housing market would spill over to the rest of the economy became more pronounced, as declining housing starts and home sales caused builders and mortgage lenders to layoff thousands of employees. Delinquency rates on subprime mortgages and foreclosures on residential homes continued on an upward trend as well, further pushing back a recovery in an already weakened market.

The recent tightening of lending standards had a detrimental effect on economic growth as well. Though subprime mortgages were able to find their way into securitized structures via relaxed access to credit and ample liquidity, the increased frequency of defaults by subprime borrowers stressed securities holding these mortgages, leading to wider spreads and higher risk. Evidence that subprime issues had emerged became more pronounced after February’s spike in volatility, which only compounded throughout the report period. Liquidity in the market for these riskier securities essentially dried up after this recent summer’s market

 Asset Class Performance Comparison % returns during the report period

This graph compares the performance of various asset classes during the report period. Final performance figures for the period are in the key below.

14.56%	S&P 500® Index: measures U.S. large-cap stocks

9.27%	Russell 2000® Index: measures U.S. small-cap stocks

24.91%	MSCI-EAFE® Index: measures (in U.S. dollars) large-cap stocks in Europe, Australasia and the Far East

5.38%	Lehman Brothers U.S. Aggregate Bond Index: measures the U.S. bond market

These figures assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and you cannot invest in them directly. Remember that past performance is not an indication of future results.

Data source: Charles Schwab & Co., Inc.

4 Laudus MarketMasters Funds

The Investment Environment continued

correction, putting financial institutions laden with subprime debt into financial turmoil. While the Fed helped improve liquidity issues at first by pumping money into the banking system and using the discount rate to reduce rates, many lenders reduced or cancelled altogether certain subprime lending programs.

Market volatility also had a significant impact on quantitative strategies in July and August of 2007. In a recent report by Lehman Brothers, it is believed that several large multi-strategy managers experienced significant losses in their fixed income portfolios. In order to raise cash to cover potential redemptions, and hesitant to price their now lower-valued portfolios, money managers sold their most liquid holdings in the U.S. equity market. As trades came into the market, the adverse effect that followed was that long positions declined and short positions rallied. The end result was that billions of dollars were turned over during this “quant squeeze,” leading to wider spreads and volatility in market prices.

The timing of recent turmoil in the financial markets partially stems from the fact that monetary policy typically acts with a lagged effect on the broader economy. While generally accepted that the effects of Fed rate hikes have a lag of between three and 18 months, it’s also believed that most of the effects can be seen around the twelfth month. Working back from February 2007’s correction in global markets, the Fed funds target rate was 4.25%, yet the Fed didn’t stop raising rates until June 2006, when it finally reached 5.25%. The 12-month lag, therefore, would indicate that subsequent rate hikes were finally hitting the market, as we saw during the recent summer months.

The Fed held its target for the Fed funds rate for most of the period at 5.25%. However, as conditions in the market progressively worsened, the Fed cut twice, bringing the target rate down to 4.50% by the end of the report period. Although it noted recent economic growth was solid and conditions in financial markets were markedly improved, it also expressed its concern that conditions in the housing market could hinder the economic expansion in the near term.

Against this backdrop of economic data, the market priced in future Fed rate cuts. The housing market showed little to no sign that a bottom is anywhere in the near future, labor markets faced continued downward pressures, and energy prices remained elevated. Oil reached all time highs over the year, closing out just above $96 a barrel as of the end of the report period. While the tax-like effect of higher energy prices, declining equity values in residential real estate, and the lag effect of monetary policy remained significant headwinds for the U.S. economy, the Fed’s recent response to a volatile market eased investor concern toward the end of the period.

Nothing in this report represents a recommendation of a security by the investment adviser.

Manager views and portfolio holdings may have changed since the report date.

Laudus MarketMasters Funds 5

Laudus U.S. MarketMasters Fundtm

Jeffrey Mortimer CFA (left), senior vice president and chief investment officer, equities, is responsible for the overall management of the fund.

Caroline Lee (right), managing director and portfolio manager, co-manages the fund.

The Laudus MarketMasters Funds use a multi-manager strategy. CSIM, the funds’ investment adviser, uses rigorous criteria to select investment managers with proven long-term track records to manage a portion of each fund’s assets. In addition to selecting the investment managers and allocating assets among them, CSIM is responsible for monitoring and coordinating the overall management of the funds.

The Laudus U.S. MarketMasters Fund Investor Shares returned 16.90% for the period, outperforming its benchmark, the S&P 500 Index, which returned 14.56%. For the report period, all subadvisors outperformed their benchmarks. Thornburg Investment Management, had a positive impact on the fund, outperforming the S&P 500 Index, due to strong stock selection in the Materials, Consumer Discretionary, and Energy sectors. Positions in Freeport-McMoran Copper and Gold, Inc., Apache Corp., and Cytec Industries, Inc. contributed to returns. Harris Associates L.P., the fund’s large-cap value manager, outperformed the Russell 1000 Value Index, as a result of strong stock selection, particularly in the Consumer Discretionary, Financials, and Information Technology sectors. Positions in Tiffany & Co., McDonald’s Corp, and Intel Corp. contributed to returns. Gardner Lewis Asset Management L.P., whose focus is growth, outperformed its benchmark, the Russell 1000 Growth Index, due to strong stock selection, particularly within the Health Care and Information Technology sectors. Positions in MEMC Electronic Materials, Inc., Apple Inc. and Cigna Corp. contributed to returns. TCW Investment Management Company outperformed its benchmark, the Russell Mid-Cap Value Index, due to positive sector weights. Better performing stocks included such names as CONSOL Energy, Inc., Murphy Oil Corp., and Varian Medical Systems, Inc.

As of 10/31/07:
 Statistics

Number of Holdings	168
Weighted Average
Market Cap

($ x 1,000,000)	$56,521

Price/Earnings Ratio (P/E)	22.8

Price/Book Ratio (P/B)	3.0

Portfolio Turnover Rate	60%

 Sector Weightings % of Investments

Information Technology	22.2%

Financials	17.4%

Consumer Discretionary	17.3%

Health Care	12.2%

Industrials	8.7%

Energy	5.4%

Telecommunication Services	4.3%

Materials	3.4%

Consumer Staples	3.0%

Utilities	1.1%

Other	5.0%

Total	100.0%

 Top Holdings % of Net Assets1

Intel Corp.	2.8%

Google, Inc., Class A	2.1%

Dell, Inc.	1.8%

CME Group, Inc.	1.7%

Microsoft Corp.	1.5%

Comcast Corp., Special Class A	1.5%

YUM! Brands, Inc.	1.4%

Best Buy Co., Inc.	1.4%

Corning, Inc.	1.3%

WellPoint, Inc.	1.2%

Total	16.7%

Manager views and portfolio holdings may have changed since the report date.

Source of Sector Classification: S&P and MSCI.

[1]	This list is not a recommendation of any security by the investment adviser.

6 Laudus MarketMasters Funds

 Laudus U.S. MarketMasters Fundtm

Performance Summary as of 10/31/07

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwab.com/schwabfunds.

Performance of a Hypothetical
$10,000 Investment in Investor Shares1

Performance of a Hypothetical
$50,000 Investment in Select Shares1

 Average Annual Total Returns1,2

Fund Class and Inception Date	1 Year	5 Years	10 Years	Since Inception

Investor Shares (11/18/96)	16.90%	15.08%	6.70%	7.68%
Select Shares (6/4/04)	17.19%	n/a	n/a	11.70%
Benchmark: S&P 500® Index	14.56%	13.87%	7.10%	(11/18/96) 8.75%
				(6/4/04) 12.08%
Fund Category: Morningstar Large-Cap Blend	15.22%	13.63%	6.87%	(11/18/96) 8.31%
				(6/4/04) 12.14%

Fund Expense Ratios3: Investor Shares: Net 1.25%; Gross 1.38% / Select Shares: Net 1.07%; Gross 1.33%

 Style Assessment4

 Investment Managers and Allocations

		% of
Investment Manager	Investment Style	Net Assets

Gardner Lewis Asset Management L.P.	Large-Cap Growth	25.2%

Harris Associates L.P.	Mid/Large-Cap Value	21.5%

TCW Investment Management Company	Small/Mid-Cap Blend	19.3%

Thornburg Investment Management, Inc.	Large-Cap Blend	32.9%

Cash and other assets	-	1.1%

All figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized.

Because the Fund was originally an asset allocation Fund with a multi-fund strategy, its performance prior to June 3, 2002 does not reflect the current strategy and may have been different if it did.

[1]	Fund expenses may have been partially absorbed by CSIM and Schwab. Without these reductions, the fund’s returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
[2]	Source for category information: Morningstar, Inc.
[3]	As of 2/28/07 (amended on 7/2/07) as stated in the prospectus. Net Expense: Expenses reduced by a contractual fee waiver in effect through at least 2/27/08. Gross Expense: Does not reflect the effect of contractual fee waivers.
[4]	Source: Morningstar, Inc. This style assessment is the result of evaluating the fund based on a ten-factor model for value and growth characteristics. The fund’s market capitalization placement is determined by the geometric mean of its holdings’ market capitalizations. The assessment reflects the fund’s portfolio as of 10/31/07, which may have changed since then, and is not a precise indication of risk or performance—past, present, or future.

Laudus MarketMasters Funds 7

Laudus Small-Cap MarketMasters Fundtm

Jeffrey Mortimer CFA (left), senior vice president and chief investment officer, equities, is responsible for the overall management of the fund.

Caroline Lee (right), managing director and portfolio manager, co-manages the fund.

The Laudus MarketMasters Funds use a multi-manager strategy. CSIM, the funds’ investment adviser, uses rigorous criteria to select investment managers with proven long-term track records to manage a portion of each fund’s assets. In addition to selecting the investment managers and allocating assets among them, CSIM is responsible for monitoring and coordinating the overall management of the funds.

The Laudus Small-Cap MarketMasters Fund Investor Shares posted a positive return of 13.79% for the period, outperforming its benchmark, the Russell 2000 Index, which was up 9.27%. A positive contributor to the fund’s returns was TAMRO Capital Partners LLC, which beat its benchmark, the Russell 2000 Value Index. Stock selection and sector weights were positive, particularly within the Financials and Energy sectors. Stocks that performed well included Willbros Group, Inc., General Cable Corp., and GAMCO Investors, Inc. Tocqueville Asset Management LP, whose focus is small-cap blend, also outperformed its benchmark, the Russell 2000 Index, mainly due to sector weights. Among the top performing stocks were Pharmion Corp., Aspen Technology, Inc. and Oceaneering International, Inc. The small-cap growth sleeve outperformed its benchmark, the Russell 2000 Growth Index, due to strong stock selection, particularly in the Industrials and Consumer Discretionary sectors. Previously, this sleeve was managed by Veredus Asset Management; as of July 2, 2007, Neuberger Berman Management, Inc. now manages the fund’s small-cap growth focus. Stocks that performed well included Perini Corp., Force Protection, Inc. and Quanta Services, Inc. TCW Investment Management Company also outperformed its benchmark, the Russell Mid-Cap Value Index. Stock selection and industry group bets were positive, contributing to the fund’s total return.

As of 10/31/07:
 Statistics

Number of Holdings	217
Weighted Average
Market Cap

($ x 1,000,000)	$2,165

Price/Earnings Ratio (P/E)	41.4

Price/Book Ratio (P/B)	2.7

Portfolio Turnover Rate	83%

 Sector Weightings % of Investments

Information Technology	29.5%

Health Care	16.1%

Industrials	13.9%

Consumer Discretionary	11.8%

Financials	9.7%

Energy	6.6%

Consumer Staples	3.1%

Materials	2.7%

Telecommunication Services	0.7%

Others	5.9%

Total	100.0%

 Top Holdings % of Net Assets1

Thoratec Corp.	1.2%

Wright Medical Group, Inc.	1.2%

The Hain Celestial Group, Inc.	1.1%

CARBO Ceramics, Inc.	1.1%

Martek Biosciences Corp.	1.1%

Baldor Electric Co.	1.1%
Knight Capital Group, Inc.,

Class A	1.0%

Analogic Corp.	1.0%

Pharmion Corp.	1.0%

Aspen Technology, Inc.	1.0%

Total	10.8%

Manager views and portfolio holdings may have changed since the report date.

Source of Sector Classification: S&P and MSCI.

Small-company stocks are subject to greater volatility than other asset categories.

Because the Fund originally used a multi-fund strategy, its performance prior to June 3, 2002 does not reflect the current strategy and may have been different if it did.

[1]	This list is not a recommendation of any security by the investment adviser.

8 Laudus MarketMasters Funds

 Laudus Small-Cap MarketMasters Fundtm

Performance Summary as of 10/31/07

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwab.com/schwabfunds.

Performance of a Hypothetical
$10,000 Investment in Investor Shares1

Performance of a Hypothetical
$50,000 Investment in Select Shares1

 Average Annual Total Returns1,2

Fund Class and Inception Date	1 Year	5 Years	10 Years	Since Inception

Investor Shares (9/16/97)	13.79%	19.59%	7.91%	7.73%
Select Shares (6/9/04)	14.04%	n/a	n/a	11.77%
Benchmark: Russell 2000® Index	9.27%	18.66%	8.00%	(9/16/97) 7.75%
				(6/9/04) 12.47%
Fund Category: Morningstar Small-Cap Growth	18.96%	17.47%	7.72%	(9/16/97) 7.36%
				(6/9/04) 12.24%

Fund Expense Ratios3: Investor Shares: Net 1.55% ; Gross 1.63%/ Select Shares: Net 1.37%; Gross 1.58%

 Style Assessment4

 Investment Managers and Allocations

		% of
Investment Manager	Investment Style	Net Assets

TAMRO Capital Partners LLC	Small-Cap Value/Blend	25.3%

TCW Investment Management Company	Small/Mid-Cap Blend	18.3%

Tocqueville Asset Management LP	Small-Cap Blend	25.6%

Neuberger Berman Management Inc.[5]	Small-Cap	28.6%

Cash and other assets	-	2.2%

All figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized.

[1]	Fund expenses may have been partially absorbed by CSIM and Schwab. Without these reductions, the fund’s returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
[2]	Source for category information: Morningstar, Inc.
[3]	As of 2/28/07 (amended on 7/2/07) as stated in the prospectus. Net Expense: Expenses reduced by a contractual fee waiver in effect through at least 2/27/08. Gross Expense: Does not reflect the effect of contractual fee waivers.
[4]	Source: Morningstar, Inc. This style assessment is the result of evaluating the fund based on a ten-factor model for value and growth characteristics. The fund’s market capitalization placement is determined by the geometric mean of its holdings’ market capitalizations. The assessment reflects the fund’s portfolio as of 10/31/07, which may have changed since then, and is not a precise indication of risk or performance—past, present, or future.
[5]	Prior to July 2, 2007, the Small-Cap Growth sleeve was managed by Veredus Asset Management LLC.

Laudus MarketMasters Funds 9

Laudus International MarketMasters Fundtm

Jeffrey Mortimer CFA (left), senior vice president and chief investment officer, equities, is responsible for the overall management of the fund.

Caroline Lee (right), managing director and portfolio manager, co-manages the fund.

The Laudus MarketMasters Funds use a multi-manager strategy. CSIM, the funds’ investment adviser, uses rigorous criteria to select investment managers with proven long-term track records to manage a portion of each fund’s assets. In addition to selecting the investment managers and allocating assets among them, CSIM is responsible for monitoring and coordinating the overall management of the funds.

Laudus MarketMasters International Fund Investor Shares returned 36.01%, outperforming its benchmark, the MSCI EAFE Index, which was up 24.91% for the report period. This index is also the benchmark for each of the fund’s investment managers. William Blair & Company, LLC, whose focus is international growth, outperformed the benchmark as a result of strong stock selection, particularly within the Consumer Discretionary, Energy, and Financials sectors. Positions in Companhia Vale do Rio Doce, Ryanair Holdings Plc, and Nintendo Co., Ltd contributed to returns. Mondrian Investment Partners Limited, also outperformed the benchmark with its focus on small-cap value. For the period, Mondrian’s performance can be attributed to its strong stock selection and sector weights, particularly within the Industrials and Health Care sectors. Stocks that contributed to returns included The Weir Group Plc and SMRT Corp. American Century Global Investment Management, Inc. whose focus is small/mid cap growth, also outperformed the benchmark, mainly due to strong stock selection, particularly in the Energy, Telecommunications, Health Care, and Industrials sectors. Wentworth, Hauser and Violich, Inc. also outperformed the benchmark, as a result of strong stock selection and sector weights, particularly within the Energy and Materials sectors. Positions in Companhia Vale de Rio Doce and Rio Tinto Plc contributed to returns. Harris Associates, L.P. whose focus is on large-cap value names underperformed the benchmark as a result of poor stock selection and sector weights.

As of 10/31/07:
 Country Weightings % of Investments

United Kingdom	18.1%

Japan	9.8%

Switzerland	7.2%

Canada	6.4%

France	5.8%

Germany	5.6%

Australia	5.5%

Bermuda	4.8%

Cayman Islands	4.5%

Netherlands	3.1%

Singapore	3.0%

Republic of Korea	2.6%

Brazil	2.5%

Other	21.1%

Total	100.0%

 Statistics

Number of Holdings	549
Weighted Average
Market Cap

($ x 1,000,000)	$29,035

Price/Earnings Ratio (P/E)	20.1

Price/Book Ratio (P/B)	3.5

Portfolio Turnover Rate	71%

 Sector Weightings % of Investments

Industrials	19.6%

Financials	17.7%

Consumer Discretionary	14.9%

Materials	10.8%

Energy	10.6%

Information Technology	8.2%

Consumer Staples	7.1%

Health Care	4.1%

Telecommunication Services	1.7%

Utilities	0.9%

Other	4.4%

Total	100.0%

 Top Holdings % of Net Assets1

Companhia Vale do Rio Doce ADR	1.2%

BHP Billiton Ltd. ADR	1.0%

Potash Corp. of Saskatchewan, Inc.	1.0%

UBS AG - Reg’d	1.0%

Rio Tinto plc ADR	0.9%

GlaxoSmithKline plc	0.8%

Daiwa Securities Group, Inc.	0.8%

Noble Corp.	0.8%

Weatherford International Ltd.	0.8%

Transocean, Inc.	0.8%

Total	9.1%

Manager views and portfolio holdings may have changed since the report date.

Source of Sector Classification: S&P and MSCI.

Foreign securities can involve risks such as political and economic instability and currency risk. These risks may be greater in emerging markets.

[1]	This list is not a recommendation of any security by the investment adviser.

10 Laudus MarketMasters Funds

 Laudus International MarketMasters Fundtm

Performance Summary as of 10/31/07

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwab.com/schwabfunds.

Performance of a Hypothetical
$10,000 Investment in Investor Shares1

Performance of a Hypothetical
$50,000 Investment in Select Shares1

 Average Annual Total Returns1,2

Fund Class and Inception Date	1 Year	5 Years	10 Years	Since Inception

Investor Shares (10/16/96)	36.01%	26.74%	14.34%	13.92%
Select Shares (4/2/04)	36.16%	n/a	n/a	23.04%
Benchmark: MSCI EAFE® Index	24.91%	23.20%	9.25%	(10/16/96) 8.63%
				(4/2/04) 19.96%
Fund Category: Morningstar Foreign Large-Cap Growth	32.22%	22.55%	9.14%	(10/16/96) 9.28%
				(4/2/04) 19.78%

Fund Expense Ratios3: Investor Shares: 1.64% / Select Shares4: Net 1.47%; Gross 1.59%

 Investment Managers and Allocations

		% of
Investment Manager	Investment Style	Net Assets

American Century Global Investment Management, Inc.	International Small Company	27.3%

Wentworth, Hauser and Violich	International Growth	16.1%

Harris Associates L.P.	International Value	20.6%

William Blair & Company, LLC	International Growth	23.3%

Mondrian Investment Partners Limited	International Small Company	11.9%

Cash and other assets	-	0.8%

All figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized.

Because the Fund originally used a multi-fund strategy, its performance prior to June 3, 2002 does not reflect the current strategy and may have been different if it did.

[1]	Fund expenses may have been partially absorbed by CSIM and Schwab. Without these reductions, the fund’s returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
[2]	Source for category information: Morningstar, Inc.
[3]	As of 2/28/07 (amended on 7/2/07) as stated in the prospectus.
[4]	Net Expense: Expenses reduced by a contractual fee waiver in effect through at least 2/27/08. Gross Expense: Does not reflect the effect of contractual fee waivers.

Laudus MarketMasters Funds 11

Fund Expenses (Unaudited)

 Examples for a $1,000 Investment

As a fund shareholder, you incur two types of costs: transaction costs, such as redemption fees; and, ongoing costs, such as management fees, transfer agent and shareholder services fees, and other fund expenses.

The expense examples below are intended to help you understand your ongoing cost (in dollars) of investing in a fund and to compare this cost with the ongoing cost of investing in other mutual funds. These examples are based on an investment of $1,000 invested for six-months beginning May 1, 2007 and held through October 31, 2007.

Actual Return lines in the table below provide information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number given for your fund or share class under the heading entitled ‘Expenses Paid During Period‘.

Hypothetical Return lines in the table below provide information about hypothetical account values and hypothetical expenses based on a fund’s or share class’ actual expense ratio and an assumed return of 5% per year before expenses. Because the return used is not an actual return, it may not be used to estimate the actual ending account value or expenses you paid for the period.

You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs, such as redemption fees. If these transactional costs were included, your costs would have been higher.

			Ending
		Beginning	Account Value	Expenses Paid
	Expense Ratio[1]	Account Value	(Net of Expenses)	During Period[2]
	(Annualized)	at 5/1/07	at 10/31/07	5/1/07 - 10/31/07

Laudus U.S. MarketMasters Fundtm
Investor Shares
Actual Return	1.25%	$1,000	$1,060.70	6.49
Hypothetical 5% Return	1.25%	$1,000	$1,018.90	6.36
Select Shares®
Actual Return	1.07%	$1,000	$1,062.10	5.56
Hypothetical 5% Return	1.07%	$1,000	$1,019.81	5.45

Laudus Small-Cap MarketMasters Fundtm
Investor Shares
Actual Return	1.56%	$1,000	$1,038.50	8.02
Hypothetical 5% Return	1.56%	$1,000	$1,017.34	7.93
Select Shares
Actual Return	1.37%	$1,000	$1,039.80	7.04
Hypothetical 5% Return	1.37%	$1,000	$1,018.30	6.97

Laudus International MarketMasters Fundtm
Investor Shares
Actual Return	1.58%	$1,000	$1,144.10	8.54
Hypothetical 5% Return	1.58%	$1,000	$1,017.24	8.03
Select Shares
Actual Return	1.46%	$1,000	$1,144.90	7.89
Hypothetical 5% Return	1.46%	$1,000	$1,017.85	7.43

[1]	Based on the most recent six-month expense ratio; may differ from the expense ratio provided in Financial Highlights.

[2]	Expenses for each fund or share class are equal to its annualized expense ratio, multiplied by the average account value over the period, multiplied by 184 days of the period, and divided by 365 days of the fiscal year.

12 Laudus MarketMasters Funds

Laudus U.S. MarketMasters Fundtm

Financial Statements

Financial Highlights

	11/1/06-	11/1/05-	11/1/04-	11/1/03-	11/1/02-
Investor Shares	10/31/07	10/31/06	10/31/05	10/31/04	10/31/03

Per—Share Data ($)

Net asset value at beginning of period	12.90	11.26	10.30	9.94	7.48

Income / (loss) from investment operations:
Net investment income / (loss)	0.03	0.03	0.02	(0.03)	(0.01)
Net realized and unrealized gains / (losses)	2.14	1.63	0.94	0.39	2.47

Total income / (loss) from investment operations	2.17	1.66	0.96	0.36	2.46
Less distributions:
Distributions from net investment income	(0.05)	(0.02)	—	—	—

Net asset value at end of period	15.02	12.90	11.26	10.30	9.94

Total return (%)	16.90	14.71	9.32	3.62	32.89

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses	1.22 [1]	1.20 [1]	1.25	1.25	1.25
Gross operating expenses	1.27	1.37	1.38	1.39	1.42
Net investment income / (loss)	0.25	0.18	0.14	(0.25)	(0.12)
Portfolio turnover rate	60	65	83	72	97
Net assets, end of period ($ x 1,000,000)	137	134	150	180	169

	11/1/06-	11/1/05-	11/1/04-	6/4/04[2]-
Select Shares	10/31/07	10/31/06	10/31/05	10/31/04

Per—Share Data ($)

Net asset value at beginning of period	12.93	11.30	10.32	10.42

Income / (loss) from investment operations:
Net investment income / (loss)	0.06	0.04	0.02	(0.00)[3]
Net realized and unrealized gains / (losses)	2.15	1.63	0.96	(0.10)

Total income / (loss) from investment operations	2.21	1.67	0.98	(0.10)
Less distributions:
Distributions from net investment income	(0.08)	(0.04)	—	—

Net asset value at end of period	15.06	12.93	11.30	10.32

Total return (%)	17.19	14.81	9.50	(0.96)[4]

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses	1.04 [5]	0.97 [5]	1.07	1.07 [6]
Gross operating expenses	1.22	1.33	1.33	1.37 [6]
Net investment income / (loss)	0.44	0.43	0.25	(0.08)[6]
Portfolio turnover rate	60	65	83	72 [4]
Net assets, end of period ($ x 1,000,000)	10	8	2	1
1 The ratio of net operating expenses would have been 1.25% and 1.25% for the periods ended 10/31/06 and 10/31/07, respectively, if custody credits had not been included.
2 Commencement of operations.
3 Per-share amount is less than $0.01.
4 Not annualized.
5 The ratio of net operating expenses would have been 1.07% and 1.07% for the periods ended 10/31/06 and 10/31/07, respectively, if custody credits had not been included.
6 Annualized.

See financial notes 13

 Laudus U.S. MarketMasters Fund

Portfolio Holdings as of October 31, 2007

This section shows all the securities in the fund’s portfolio and their value as of the report date.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The schedule of portfolio holdings filed on a fund’s most recent Form N-Q is also available by visiting Schwab’s website at www.schwab.com/schwabfunds.

		Cost	Value
Holdings by Category		($ x 1,000)	($ x 1,000)

90.7%	Common Stock	104,986	133,231
4.0%	Foreign Common Stock	4,795	5,954
5.0%	Short-Term Investment	7,287	7,287

99.7%	Total Investments	117,068	146,472
0.3%	Other Assets and Liabilities		454

100.0%	Net Assets		146,926

	Number	Value
Security	of Shares	($ x 1,000)

Common Stock 90.7% of net assets

Banks 3.3%
Freddie Mac	23,826	1,245
Hudson City Bancorp, Inc.	38,205	598
Marshall & Ilsley Corp.	7,940	339
New York Community Bancorp, Inc.	31,430	585
People’s United Financial, Inc.	43,157	767
Wachovia Corp.	29,600	1,354

		4,888

Capital Goods 6.1%
Alliant Techsystems, Inc. *	5,000	552
Cummins, Inc.	5,775	693
Danaher Corp.	8,600	737
Dover Corp.	9,800	451
General Electric Co.	32,600	1,342
Hexcel Corp. *	16,000	400
Honeywell International, Inc.	12,000	725
Joy Global, Inc.	12,800	743
McDermott International, Inc. *	19,330	1,180
Pentair, Inc.	5,700	202
Precision Castparts Corp.	4,900	734
SPX Corp.	6,390	647
Teleflex, Inc.	6,915	506

		8,912

Consumer Durables & Apparel 0.9%
Coach, Inc. *	14,490	530
Jones Apparel Group, Inc.	16,965	355
Lennar Corp., Class A	6,100	139
Snap-on, Inc.	2,900	145
Toll Brothers, Inc. *	6,900	158

		1,327

Consumer Services 6.0%
Carnival Corp.	31,000	1,487
Las Vegas Sands Corp. *	7,275	968
McDonald’s Corp.	30,000	1,791
Regis Corp.	14,702	494
The Cheesecake Factory, Inc. *	22,800	512
Wynn Resorts Ltd.	9,150	1,477
YUM! Brands, Inc.	50,800	2,046

		8,775

Diversified Financials 10.3%
American Capital Strategies Ltd.	16,700	725
American Express Co.	15,600	951
Bank of New York Mellon Corp.	35,000	1,710
Citigroup, Inc.	29,800	1,249
CME Group, Inc.	3,647	2,430
Discover Financial Services	9,750	188
E *TRADE Financial Corp. *	66,900	745
Federated Investors, Inc., Class B	15,200	654
JPMorgan Chase & Co.	30,000	1,410
Knight Capital Group, Inc.,
Class A *	38,300	514
Moody’s Corp.	15,700	686
Morgan Stanley	26,700	1,796
Nuveen Investments, Inc., Class A	14,600	946
The Blackstone Group LP *	8,353	212
The Goldman Sachs Group, Inc.	3,930	974

		15,190

Energy 5.3%
Apache Corp.	16,700	1,734
Cameron International Corp. *	5,200	506
ConocoPhillips	14,100	1,198
CONSOL Energy, Inc.	10,200	576
Gazprom ADR	20,800	1,036
Murphy Oil Corp.	8,600	633
National-Oilwell Varco, Inc. *	12,040	882
Weatherford International Ltd. *	19,670	1,277

		7,842

Food & Staples Retailing 1.8%
CVS Caremark Corp.	24,800	1,036
Rite Aid Corp. *	228,400	893
Whole Foods Market, Inc.	14,000	694

		2,623

Food, Beverage & Tobacco 0.8%
Kraft Foods, Inc., Class A	33,700	1,126

Health Care Equipment & Services 7.8%
Alcon, Inc.	5,410	824
Baxter International, Inc.	12,200	732
Beckman Coulter, Inc.	5,000	354

14 See financial notes

 Laudus U.S. MarketMasters Fund

Portfolio Holdings continued

	Number	Value
Security	of Shares	($ x 1,000)

Boston Scientific Corp. *	31,353	435
CIGNA Corp.	17,199	903
Eclipsys Corp. *	27,750	626
Edwards Lifesciences Corp. *	12,900	648
HEALTHSOUTH Corp. *	18,500	371
Hillenbrand Industries, Inc.	8,100	447
Hologic, Inc. *	10,961	745
Hospira, Inc. *	8,380	346
Humana, Inc. *	19,200	1,439
McKesson Corp.	11,100	734
Varian Medical Systems, Inc. *	21,700	1,058
WellPoint, Inc. *	22,950	1,818

		11,480

Household & Personal Products 0.5%
Energizer Holdings, Inc. *	3,065	320
The Procter & Gamble Co.	5,300	368

		688

Insurance 2.4%
American International Group, Inc.	19,300	1,218
Assurant, Inc.	4,910	287
MetLife, Inc.	10,500	723
The Allstate Corp.	23,200	1,216

		3,444

Materials 3.4%
Air Products & Chemicals, Inc.	14,200	1,390
Cytec Industries, Inc.	8,730	582
Freeport-McMoRan Copper & Gold, Inc.	9,789	1,152
International Flavors & Fragrances, Inc.	11,200	585
Monsanto Co.	13,400	1,308

		5,017

Media 5.7%
Cablevision Systems Corp.,
Class A *	30,000	880
Comcast Corp., Special Class A *	103,975	2,170
Liberty Media Corp. - Capital, Series A *	10,010	1,251
The DIRECTV Group, Inc. *	58,500	1,549
Time Warner, Inc.	70,000	1,278
Viacom, Inc., Class B *	30,000	1,239

		8,367

Pharmaceuticals & Biotechnology 3.2%
Abbott Laboratories	12,500	683
Genentech, Inc. *	14,900	1,104
Gilead Sciences, Inc. *	19,350	894
Roche Holding AG - Genusschein	4,500	768
Thermo Fisher Scientific, Inc. *	13,300	782
Varian, Inc. *	6,920	511

		4,742

Real Estate 0.3%
CB Richard Ellis Group, Inc., Class A *	18,965	462

Retailing 4.7%
Best Buy Co., Inc.	42,000	2,038
Coldwater Creek, Inc. *	76,700	686
J.C. Penney Co., Inc.	8,200	461
Kohl’s Corp. *	6,030	332
Macy’s, Inc.	13,896	445
Office Depot, Inc. *	42,139	791
The Gap, Inc.	26,700	505
Tiffany & Co.	30,000	1,625

		6,883

Semiconductors & Semiconductor Equipment 8.4%
Analog Devices, Inc.	19,400	649
ASML Holding N.V. ADR *	13,499	471
Broadcom Corp., Class A *	20,150	656
Intel Corp.	153,900	4,140
International Rectifier Corp. *	10,700	357
KLA-Tencor Corp.	8,400	442
LSI Corp. *	75,300	497
Maxim Integrated Products, Inc.	18,100	491
MEMC Electronic Materials, Inc. *	16,280	1,192
Micron Technology, Inc. *	120,500	1,267
National Semiconductor Corp.	55,700	1,400
ON Semiconductor Corp. *	50,100	511
Teradyne, Inc. *	24,650	304

		12,377

Software & Services 4.8%
Adobe Systems, Inc. *	20,700	991
Google, Inc., Class A *	4,306	3,044
Microsoft Corp.	59,950	2,207
Oracle Corp. *	38,600	856

		7,098

Technology Hardware & Equipment 8.6%
ADC Telecommunications, Inc. *	22,500	421
Apple, Inc. *	5,200	988
Cisco Systems, Inc. *	11,200	370
Corning, Inc.	78,750	1,911
Dell, Inc. *	84,600	2,589
Diebold, Inc.	13,680	572
Hewlett-Packard Co.	33,700	1,742
Motorola, Inc.	81,800	1,537
NCR Corp. *	15,550	429
Sun Microsystems, Inc. *	124,000	708
Teradata Corp. *	15,550	444
Vishay Intertechnology, Inc. *	37,200	468
Zebra Technologies Corp.,
Class A *	9,735	380

		12,559

See financial notes 15

 Laudus U.S. MarketMasters Fund

Portfolio Holdings continued

	Number	Value
Security	of Shares	($ x 1,000)

Telecommunication Services 2.7%
America Movil SAB de C.V.,
Class L ADR	14,040	918
Crown Castle International Corp. *	25,750	1,058
Level 3 Communications, Inc. *	193,900	587
Sprint Nextel Corp.	80,000	1,368

		3,931

Transportation 2.6%
Hertz Global Holdings, Inc. *	65,650	1,423
JetBlue Airways Corp. *	71,700	655
Union Pacific Corp.	14,000	1,792

		3,870

Utilities 1.1%
Entergy Corp.	13,600	1,630

Total Common Stock (Cost $104,986)		133,231

Foreign Common Stock 4.0% of net assets

Hong Kong 0.6%

Telecommunication Services 0.6%
China Mobile Ltd.	44,400	906

Israel 1.1%

Pharmaceuticals & Biotechnology 1.1%
Teva Pharmaceutical Industries Ltd. - ADR	38,100	1,677

Luxembourg 0.3%

Telecommunication Services 0.3%
Millicom International Cellular S.A. *	3,500	411

Singapore 0.3%

Semiconductors & Semiconductor Equipment 0.3%
Verigy Ltd. *	17,237	396

Switzerland 0.6%

Diversified Financials 0.6%
UBS AG - Reg’d	17,300	929

Taiwan 0.7%

Telecommunication Services 0.7%
Chunghwa Telecom Co., Ltd. - ADR	54,643	1,049

United Kingdom 0.4%

Insurance 0.4%
Willis Group Holdings Ltd.	13,830	586

Total Foreign Common Stock (Cost $4,795)		5,954

Security	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

Short-Term Investment 5.0% of net assets

Repurchase Agreement 5.0%
Fixed Income Clearing Corp. dated 10/31/07, due 11/01/07 at 4.55%, with a maturity value of $7,288 (fully collateralized by U.S. Government Agency Securities with a value of $7,445).
	7,287	7,287

Total Short-Term Investment (Cost $7,287)		7,287

End of Investments.

At 10/31/07, the tax basis cost of the fund’s investments was $117,761 and the unrealized appreciation and depreciation were $32,647 and ($3,936), respectively, with a net unrealized appreciation of $28,711.

*	Non-income producing security.
ADR — American Depositary Receipt

16 See financial notes

 Laudus U.S. MarketMasters Fund

Statement of
Assets and Liabilities
As of October 31, 2007. All numbers x 1,000 except NAV.

Assets
Investments, at value (cost $117,068)		$146,472
Cash		124
Receivables:
Investments sold		1,244
Fund shares sold		124
Dividends		55
Foreign Tax Reclaims		7
Interest		1
Prepaid expenses	+	1

Total assets		148,028

Liabilities
Payables:
Investments bought		687
Investment adviser and administrator fees		24
Transfer agent and shareholder services fees		3
Fund shares redeemed		344
Accrued expenses	+	44

Total liabilities		1,102

Net Assets
Total assets		148,028
Total liabilities	−	1,102

Net assets		$146,926
Net Assets by Source
Capital received from investors		122,496
Net investment income not yet distributed		60
Net realized capital losses		(5,034)
Net unrealized capital gains		29,404

Net Asset Value (NAV) by Shares Class

			Shares
Share Class	Net Assets	÷	Outstanding	=	NAV

Investor Shares	$137,143		9,129		$15.02
Select Shares	$9,783		650		$15.06	*

*	Due to rounding, net assets divided by shares outstanding does not equal net asset value.

See financial notes 17

 Laudus U.S. MarketMasters Fund

Statement of
Operations
For November 1, 2006 through October 31, 2007. All numbers x 1,000.

Investment Income
Dividends (net of $21 foreign withholding tax )		$1,775
Interest	+	338

Total Investment Income		2,113

Net Realized Gains and Losses
Net realized gains on investments		16,848
Net realized losses on foreign currency transactions	+	(1)

Net realized gains		16,847

Net Unrealized Gains and Losses
Net unrealized gains on investments		5,209

Expenses
Investment adviser and administrator fees		1,325
Transfer agent and shareholder service fees:
Investor Shares		337
Select Shares		17
Professional fees		42
Portfolio accounting fees		33
Custodian fees		19
Registration fees		18
Shareholder reports		11
Trustees’ fees		6
Other expenses	+	4

Total expenses		1,812
Custody credits	−	39
Expense reduction by adviser and Schwab	−	36

Net expenses		1,737

Increase in Net Assets from Operations
Total investment income		2,113
Net expenses	−	1,737

Net investment income		376
Net realized gains		16,847
Net unrealized gains	+	5,209

Increase in net assets from operations		$22,432

18 See financial notes

 Laudus U.S. MarketMasters Fund

Statements of
Changes in Net Assets
For the current and prior report periods. All numbers x 1,000.

Operations

		11/1/06-10/31/07	11/1/05-10/31/06
Net investment income		$376	$280
Net realized gains		16,847	11,211
Net unrealized gains	+	5,209	8,699

Increase in net assets from operations		22,432	20,190

Distributions to Shareholders
Distributions from net investment income
Investor Shares		541	196
Select Shares	+	47	10

Total distributions from net investment income		$588	$206

Transactions in Fund Shares

		11/1/06-10/31/07		11/1/05-10/31/06
		SHARES	VALUE	SHARES	VALUE

Shares Sold
Investor Shares		409	$5,822	233	$2,811
Select Shares	+	204	2,926	525	6,214

Total shares sold		613	$8,748	758	$9,025

Shares Reinvested
Investor Shares		39	$517	16	$188
Select Shares	+	3	41	1	9

Total shares reinvested		42	$558	17	$197

Shares Redeemed
Investor Shares		(1,676)	($23,334)	(3,245)	($38,952)
Select Shares	+	(166)	(2,331)	(135)	(1,655)

Total shares redeemed		(1,842)	($25,665)	(3,380)	($40,607)

Net transactions in fund shares		(1,187)	($16,359)	(2,605)	($31,385)

Shares Outstanding and Net Assets
		11/1/06-10/31/07		11/1/05-10/31/06
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		10,966	$141,441	13,571	$152,842
Total increase or decrease	+	(1,187)	5,485	(2,605)	(11,401)

End of period		9,779	$146,926	10,966	$141,441

Net investment income not yet distributed			$60		$273

See financial notes 19

Laudus Small-Cap MarketMasters Fundtm

Financial Statements

Financial Highlights

	11/1/06-	11/1/05-	11/1/04-	11/1/03-	11/1/02-
Investor Shares	10/31/07	10/31/06	10/31/05	10/31/04	10/31/03

Per—Share Data ($)

Net asset value at beginning of period	14.20	13.38	12.18	11.08	7.18

Income / (loss) from investment operations:
Net investment income or (loss)	(0.08)[1]	(0.13)	(0.14)	(0.14)	(0.09)
Net realized and unrealized gains or (losses)	1.81[1]	2.08	1.34	1.24	3.99

Total income / (loss) from investment operations	1.73	1.95	1.20	1.10	3.90
Less distributions:
Distributions from net investment income	—	—	—	—	(0.00)[2]
Distributions from net realized gains	(2.19)	(1.13)	—	—	—

Total distributions	(2.19)	(1.13)	—	—	(0.00)[2]

Net asset value at end of period	13.74	14.20	13.38	12.18	11.08

Total return (%)	13.79	15.33	9.85	9.93	54.32

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses	1.51 [3]	1.48 [3]	1.55	1.55	1.55
Gross operating expenses	1.59	1.63	1.69	1.77	1.80
Net investment income / (loss)	(0.60)	(0.82)	(0.95)	(1.08)	(0.98)
Portfolio turnover rate	83	105	94	140	94
Net assets, end of period ($ x 1,000,000)	99	95	108	129	115

	11/1/06-	11/1/05-	11/1/04-	6/9/04[4]-
Select Shares	10/31/07	10/31/06	10/31/05	10/31/04

Per—Share Data ($)

Net asset value at beginning of period	14.27	13.41	12.19	12.11

Income / (loss) from investment operations:
Net investment income or (loss)	(0.04)[1]	(0.02)	(0.11)	(0.03)
Net realized and unrealized gains or (losses)	1.81 [1]	2.01	1.33	0.11

Total income / (loss) from investment operations	1.77	1.99	1.22	0.08
Less distributions:
Distributions from net realized gains	(2.19)	(1.13)	—	—

Net asset value at end of period	13.85	14.27	13.41	12.19

Total return (%)	14.04	15.61	10.01	0.66	[5]

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses	1.36 [6]	1.16 [6]	1.37	1.37	[7]
Gross operating expenses	1.66	1.55	1.63	1.79	[7]
Net investment income / (loss)	(0.29)	(0.43)	(0.76)	(0.91)[7]
Portfolio turnover rate	83	105	94	140	[5]
Net assets, end of period ($ x 1,000,000)	437	7	1	0.32
1 Calculated based on average shares outstanding during the period.
2 Per-share amount is less than $0.01.
3 The ratio of net operating expenses would have been 1.55% and 1.55% for the periods ended 10/31/06 and 10/31/07, respectively, if custody credits had not been included.
4 Commencement of operations.
5 Not annualized.
6 The ratio of net operating expenses would have been 1.36% and 1.37% for the periods ended 10/31/06 and 10/31/07, respectively, if custody credits had not been included.
7 Annualized.

20 See financial notes

 Laudus Small-Cap MarketMasters Fund

Portfolio Holdings as of October 31, 2007

This section shows all the securities in the fund’s portfolio and their value as of the report date.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The schedule of portfolio holdings filed on a fund’s most recent Form N-Q is also available by visiting Schwab’s website at www.schwab.com/schwabfunds.

		Cost	Value
Holdings by Category		($ x 1,000)	($ x 1,000)

90.5%	Common Stock	461,722	485,249
3.5%	Foreign Common Stock	16,597	19,166
0.3%	Other Investment Companies	1,430	1,441
5.6%	Short-Term Investments	30,144	30,144

99.9%	Total Investments	509,893	536,000
0.1%	Other Assets and Liabilities		343

100.0%	Net Assets		536,343

	Number	Value
Security	of Shares	($ x 1,000)

Common Stock 90.5% of net assets

Banks 1.8%
Boston Private Financial Holdings, Inc.	113,365	3,260
Marshall & Ilsley Corp.	6,600	282
New York Community Bancorp, Inc.	112,758	2,099
People’s United Financial, Inc.	224,926	3,999

		9,640

Capital Goods 9.2%
Alliant Techsystems, Inc. *	25,400	2,804
American Railcar Industries, Inc.	27,735	628
Astec Industries, Inc. *	30,000	1,360
Axsys Technologies, Inc. *	70,900	2,792
Baldor Electric Co.	141,715	5,714
BE Aerospace, Inc. *	42,105	2,093
CAE, Inc.	374,370	5,050
Dover Corp.	6,900	317
Ducommun, Inc. *	77,700	3,087
Esterline Technologies Corp. *	26,900	1,474
General Cable Corp. *	24,380	1,755
HEICO Corp.	79,900	4,350
Hexcel Corp. *	81,500	2,040
Insteel Industries, Inc.	106,850	1,239
Joy Global, Inc.	65,600	3,809
Michael Baker Corp. *	30,100	1,589
Pentair, Inc.	29,000	1,026
SPX Corp.	32,660	3,308
Teleflex, Inc.	70,085	5,131

		49,566

Commercial Services & Supplies 3.0%
Acco Brands Corp. *	134,720	2,888
Cornell Cos., Inc. *	86,130	2,143
FTI Consulting, Inc. *	63,280	3,436
Steelcase, Inc., Class A	160,856	2,875
The Geo Group, Inc. *	70,820	2,240
Watson Wyatt Worldwide, Inc., Class A	53,940	2,571

		16,153

Consumer Durables & Apparel 1.3%
Carter’s, Inc. *	84,785	1,872
Jones Apparel Group, Inc.	86,485	1,811
Lennar Corp., Class A	23,700	541
Snap-on, Inc.	11,300	564
Toll Brothers, Inc. *	23,700	543
Volcom, Inc. *	56,600	1,656

		6,987

Consumer Services 6.0%
Bally Technologies, Inc. *	53,600	2,162
Bob Evans Farms, Inc.	68,930	1,942
Capella Education Co. *	41,100	2,548
Corinthian Colleges, Inc. *	200,515	3,286
Gaylord Entertainment Co. *	37,300	2,032
P.F. Chang’s China Bistro, Inc. *	57,990	1,688
Regis Corp.	75,806	2,547
Service Corp. International	177,500	2,568
Sotheby’s	37,320	2,022
Steiner Leisure Ltd. *	30,500	1,372
Strayer Education, Inc.	12,150	2,266
The Cheesecake Factory, Inc. *	116,000	2,602
Vail Resorts, Inc. *	52,225	3,170
WMS Industries, Inc. *	57,060	1,978

		32,183

Diversified Financials 5.3%
Calamos Asset Management, Inc., Class A	100,385	3,415
E *TRADE Financial Corp. *	223,700	2,492
Federated Investors, Inc., Class B	78,100	3,358
GAMCO Investors, Inc., Class A	50,866	3,149
GFI Group, Inc. *	25,750	2,223
KBW, Inc. *	67,110	2,033
Knight Capital Group, Inc., Class A *	406,725	5,454
Lazard Ltd., Class A	39,400	1,978
Moody’s Corp.	33,000	1,443
Raymond James Financial, Inc.	81,860	3,049

		28,594

Energy 6.1%
Alpha Natural Resources, Inc. *	73,055	2,005
Arena Resources, Inc. *	79,960	2,919
Cameron International Corp. *	3,800	370
CARBO Ceramics, Inc.	129,500	5,817
Carrizo Oil & Gas, Inc. *	46,275	2,378

See financial notes 21

 Laudus Small-Cap MarketMasters Fund

Portfolio Holdings continued

	Number	Value
Security	of Shares	($ x 1,000)

CONSOL Energy, Inc.	9,500	537
Helmerich & Payne, Inc.	63,910	2,021
Massey Energy Co.	51,850	1,643
Murphy Oil Corp.	4,050	298
Oceaneering International, Inc. *	27,400	2,117
TETRA Technologies, Inc. *	193,150	3,803
Weatherford International Ltd. *	2,600	169
Whiting Petroleum Corp. *	70,995	3,838
Willbros Group, Inc. *	129,300	4,948

		32,863

Food & Staples Retailing 1.1%
Performance Food Group Co. *	87,070	2,350
United Natural Foods, Inc. *	25,305	733
Whole Foods Market, Inc.	53,700	2,660

		5,743

Food, Beverage & Tobacco 1.1%
The Hain Celestial Group, Inc. *	168,510	5,908

Health Care Equipment & Services 9.2%
Allscripts Healthcare Solutions, Inc. *	67,930	1,882
Analogic Corp.	95,125	5,436
ArthroCare Corp. *	54,000	3,501
Beckman Coulter, Inc.	25,700	1,820
Bio-Reference Laboratories, Inc. *	58,410	1,874
Centene Corp. *	110,800	2,585
Eclipsys Corp. *	90,500	2,042
Edwards Lifesciences Corp. *	62,900	3,159
HEALTHSOUTH Corp. *	94,860	1,902
Hillenbrand Industries, Inc.	41,400	2,286
HMS Holdings Corp. *	64,300	1,831
Hospira, Inc. *	42,580	1,760
Omnicell, Inc. *	71,500	1,887
OraSure Technologies, Inc. *	252,117	2,287
Thoratec Corp. *	333,600	6,662
VCA Antech, Inc. *	45,000	2,072
Wright Medical Group, Inc. *	244,650	6,483

		49,469

Household & Personal Products 0.2%
Prestige Brands Holdings, Inc. *	113,764	1,190

Insurance 0.9%
Assurant, Inc.	24,710	1,444
National Financial Partners Corp.	27,000	1,476
ProAssurance Corp. *	32,220	1,777

		4,697

Materials 2.7%
AbitibiBowater, Inc.	66,170	2,267
AMCOL International Corp.	56,900	2,295
Cytec Industries, Inc.	44,650	2,978
Glatfelter	160,600	2,581
International Flavors & Fragrances, Inc.	57,300	2,992
Symyx Technologies, Inc. *	153,300	1,412

		14,525

Media 0.5%
Getty Images, Inc. *	30,150	852
Gray Television, Inc.	202,725	1,918

		2,770

Pharmaceuticals & Biotechnology 6.8%
ICON plc ADR *	35,900	2,082
Martek Biosciences Corp. *	188,566	5,761
Myriad Genetics, Inc. *	34,000	1,882
Perrigo Co.	137,655	3,264
Pharmion Corp. *	111,900	5,384
PRA International *	19,368	585
Salix Pharmaceuticals Ltd. *	419,900	4,913
Techne Corp. *	27,300	1,781
The Medicines Co. *	202,700	3,882
Thermo Fisher Scientific, Inc. *	9,800	576
United Therapeutics Corp. *	57,740	3,952
Varian, Inc. *	35,338	2,611

		36,673

Real Estate 1.2%
Lexington Realty Trust	167,585	3,317
Washington Real Estate Investment Trust	80,448	2,833

		6,150

Retailing 2.6%
1-800-FLOWERS.COM, Inc., Class A *	154,700	1,855
Chico’s FAS, Inc. *	72,380	951
Coldwater Creek, Inc. *	569,700	5,099
GameStop Corp., Class A *	47,190	2,794
Macy’s, Inc.	9,744	312
Netflix, Inc. *	52,185	1,381
The Gap, Inc.	13,900	263
Tuesday Morning Corp.	148,900	1,135

		13,790

Semiconductors & Semiconductor Equipment 6.9%
ASML Holding N.V. ADR *	9,777	341
Atheros Communications *	78,700	2,762
Brooks Automation, Inc. *	328,700	4,266
EMCORE Corp. *	262,000	2,827
Exar Corp. *	210,050	2,554
FEI Co. *	118,100	3,426
International Rectifier Corp. *	54,400	1,816
KLA-Tencor Corp.	6,000	316
Kopin Corp. *	754,500	3,003
LSI Corp. *	387,400	2,557
Maxim Integrated Products, Inc.	32,900	892
Micron Technology, Inc. *	62,700	659
Microsemi Corp. *	88,500	2,355
Teradyne, Inc. *	147,800	1,824
Ultratech, Inc. *	284,650	3,299

22 See financial notes

 Laudus Small-Cap MarketMasters Fund

Portfolio Holdings continued

	Number	Value
Security	of Shares	($ x 1,000)

Varian Semiconductor Equipment Associates, Inc. *	36,800	1,694
Veeco Instruments, Inc. *	130,100	2,351

		36,942

Software & Services 14.0%
ANSYS, Inc. *	36,300	1,409
Aspen Technology, Inc. *	302,100	5,269
Blackboard, Inc. *	33,100	1,652
Concur Technologies, Inc. *	50,310	1,813
DealerTrack Holdings, Inc. *	32,700	1,605
Double-Take Software, Inc. (a) *	128,320	3,058
Epicor Software Corp. *	373,150	4,358
Equinix, Inc. *	31,100	3,628
FalconStor Software, Inc. *	224,801	3,154
Gevity HR, Inc.	139,800	1,395
Informatica Corp. *	195,150	3,333
Interwoven, Inc. *	257,250	3,650
Limelight Networks, Inc. *	209,945	2,681
Lionbridge Technologies, Inc. *	489,300	2,275
ManTech International Corp., Class A *	63,540	2,526
Mercadolibre, Inc. *	39,500	1,765
Nuance Communications, Inc. *	119,770	2,648
Omniture, Inc. *	87,500	2,989
Parametric Technology Corp. *	86,600	1,654
RightNow Technologies, Inc. *	232,090	4,647
Safeguard Scientifics, Inc. (a) *	774,914	1,821
Secure Computing Corp. *	107,600	1,065
Taleo Corp. *	61,500	1,719
The Ultimate Software Group, Inc. *	65,520	2,261
TIBCO Software, Inc. *	516,835	4,745
Vignette Corp. *	299,800	5,169
Vocus, Inc. *	74,710	2,688

		74,977

Technology Hardware & Equipment 8.2%
ADC Telecommunications, Inc. *	64,970	1,215
Avocent Corp. *	86,200	2,330
Diebold, Inc.	64,425	2,696
Electro Scientific Industries, Inc. *	145,750	3,180
Emulex Corp. *	78,770	1,706
FLIR Systems, Inc. *	44,140	3,063
Foundry Networks, Inc. *	137,500	2,907
GSI Group, Inc. *	365,600	3,437
L-1 Identity Solutions, Inc. *	122,746	2,279
Packeteer, Inc. *	330,533	2,872
Polycom, Inc. *	105,500	2,952
Powerwave Technologies, Inc. *	468,250	2,604
Sun Microsystems, Inc. *	222,800	1,272
Tekelec *	332,500	4,389
Trimble Navigation Ltd. *	66,960	2,792
Vishay Intertechnology, Inc. *	185,250	2,332
Zebra Technologies Corp., Class A *	49,785	1,946

		43,972

Telecommunication Services 0.7%
SBA Communications Corp., Class A *	101,960	3,630

Transportation 1.7%
Arkansas Best Corp.	19,050	523
ExpressJet Holdings, Inc. *	239,200	794
Grupo Aeroportuario del Sureste S.A.B. de C.V.	39,200	2,338
JetBlue Airways Corp. *	164,040	1,498
Kirby Corp. *	53,130	2,427
Knight Transportation, Inc.	78,100	1,247

		8,827

Total Common Stock (Cost $461,722)		485,249

Foreign Common Stock 3.5% of net assets

Bermuda 1.0%

Consumer Services 1.0%
Orient-Express Hotels Ltd., Class A	80,250	5,200

Canada 0.7%

Food, Beverage & Tobacco 0.7%
SunOpta, Inc. *	269,860	4,043

China 0.4%

Consumer Services 0.4%
Ctrip.com International Ltd. ADR	37,060	2,089

Netherlands 0.5%

Energy 0.5%
Core Laboratories N.V. *	19,100	2,787

Singapore 0.4%

Semiconductors & Semiconductor Equipment 0.4%
Verigy Ltd. *	89,002	2,046

United Kingdom 0.5%

Insurance 0.5%
Willis Group Holdings Ltd.	70,903	3,001

Total Foreign Common Stock (Cost $16,597)		19,166

See financial notes 23

 Laudus Small-Cap MarketMasters Fund

Portfolio Holdings continued

	Number	Value
Security	of Shares	($ x 1,000)

Other Investment Companies 0.3% of net assets
iShares Russell 2000 Index Fund	17,500	1,441

Total Other Investment Companies (Cost $1,430)		1,441

Security	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

Short-Term Investments 5.6% of net assets

Repurchase Agreement 4.3%
Fixed Income Clearing Corp.
dated 10/31/07, due 11/01/07 at 4.55%, with a maturity value of $22,914 (fully collateralized by U.S. Government Agency Securities with a value of $23,384.)	22,911	22,911

U.S. Treasury Obligations 1.3% of net assets
U.S. Treasury Bills
3.82%, 12/20/07 (b)	5,350	5,323
3.80%, 12/20/07 (b)	1,175	1,169
3.61%, 12/20/07 (b)	595	592
3.92%, 12/20/07 (b)	150	149

		7,233

Total Short-Term Investments (Cost $30,144)		30,144

End of Investments.

At 10/31/07, the tax basis cost of the fund’s investments was $511,620, and the unrealized appreciation and depreciation were $39,580 and ($15,200), respectively, with a net appreciation of $24,380.

*	Non-income producing security.
(a)	Illiquid and /or restricted security.
(b)	All or a portion of this security is held as collateral for open futures contracts.
ADR — American Depositary Receipt

In addition to the above, the fund held the following at
10/31/07. All numbers are x1,000 except number of futures contracts.

	Number of	Contract	Unrealized
	Contracts	Value	Gains

Futures Contract
Russell 2000 Index, Long, expires 12/20/07	5	2,081	56

24 See financial notes

 Laudus Small-Cap MarketMasters Fund

Statement of
Assets and Liabilities
As of October 31 2007. All numbers x 1,000 except NAV.

Assets
Investments, at value (cost $509,893)		$536,000
Cash		1
Receivables:
Investments sold		4,630
Fund shares sold		1,675
Dividends		78
Due from investment adviser		74
Due from broker for futures		34
Interest		3
Prepaid expenses	+	1

Total assets		542,496

Liabilities
Payables:
Investments bought		5,748
Transfer agent and shareholder services fees		7
Fund shares redeemed		333
Accrued expenses	+	65

Total liabilities		6,153

Net Assets
Total assets		542,496
Total liabilities	−	6,153

Net assets		$536,343
Net Assets by Source
Capital received from investors		498,686
Net investment income not yet distributed		27
Net realized capital gains		11,467
Net unrealized capital gains		26,163

Net Asset Value (NAV) by Shares Class

			Shares
Share Class	Net Assets	÷	Outstanding	=	NAV

Investor Shares	$99,200		7,219		$13.74
Select Shares	$437,143		31,562		$13.85

See financial notes 25

 Laudus Small-Cap MarketMasters Fund

Statement of
Operations
For November 1, 2006 through October 31, 2007. All numbers x 1,000.

Investment Income
Dividends		$743
Interest	+	823

Total Investment Income		1,566

Net Realized Gains and Losses
Net realized gains on investments		9,854
Net realized gains on futures	+	3,065

Net realized gains		12,919

Net Unrealized Gains and Losses
Net unrealized gains on investments		10,413
Net unrealized gains on futures	+	56

Net unrealized gains		10,469

Expenses
Investment adviser and administrator fees		1,876
Transfer agent and shareholder service fees:
Investor Shares		238
Select Shares		130
Registration fees		175
Portfolio accounting fees		64
Professional fees		42
Shareholder reports		31
Custodian fees		29
Trustees’ fees		6
Overdraft expense		1
Other expenses	+	2

Total expenses		2,594
Custody credits	−	42
Expense reduction by adviser and Schwab	−	225

Net expenses		2,327

Increase in Net Assets from Operations
Total investment income		1,566
Net expenses	−	2,327

Net investment losses		(761)
Net realized gains		12,919
Net unrealized gains	+	10,469

Increase in net assets from operations		$22,627

26 See financial notes

 Laudus Small-Cap MarketMasters Fund

Statements of
Changes in Net Assets
For the current and prior report periods. All numbers x 1,000.

Operations

		11/1/06-10/31/07	11/1/05-10/31/06
Net investment losses		($761)	($869)
Net realized gains		12,919	16,152
Net unrealized gains	+	10,469	165

Increase in net assets from operations		22,627	15,448

Distributions to Shareholders
Distributions from net realized gains
Investor Shares		14,314	8,829
Select Shares	+	1,039	89

Total distributions from net realized gains		$15,353	$8,918

Transactions in Fund Shares

		11/1/06-10/31/07		11/1/05-10/31/06
		SHARES	VALUE	SHARES	VALUE

Shares Sold
Investor Shares		743	$9,969	190	$2,628
Select Shares	+	31,680	429,281	472	6,249

Total shares sold		32,423	$439,250	662	$8,877

Shares Reinvested
Investor Shares		1,070	$13,314	623	$8,135
Select Shares	+	68	853	5	66

Total shares reinvested		1,138	$14,167	628	$8,201

Shares Redeemed
Investor Shares		(1,296)	($17,359)	(2,205)	($29,890)
Select Shares	+	(649)	(8,781)	(75)	(1,031)

Total shares redeemed		(1,945)	($26,140)	(2,280)	($30,921)

Net transactions in fund shares		31,616	$427,277	(990)	($13,843)

Shares Outstanding and Net Assets
		11/1/06-10/31/07		11/1/05-10/31/06
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		7,165	$101,792	8,155	$109,105
Total increase or decrease	+	31,616	434,551	(990)	(7,313)

End of period		38,781	$536,343	7,165	$101,792

Net investment income not yet distributed			$27		$7

See financial notes 27

Laudus International MarketMasters Fundtm

Financial Statements

Financial Highlights

	11/1/06-	11/1/05-	11/1/04-	11/1/03-	11/1/02-
Investor Shares	10/31/07	10/31/06	10/31/05	10/31/04	10/31/03

Per—Share Data ($)

Net asset value at beginning of period	20.73	16.78	13.58	11.95	8.74

Income from investment operations:
Net investment income	0.14	0.13	0.06	0.02	0.03
Net realized and unrealized gains	6.84	3.98	3.16	1.65	3.18

Total income from investment operations	6.98	4.11	3.22	1.67	3.21
Less distributions:
Distributions from net investment income	(0.16)	(0.16)	(0.02)	(0.04)	(0.00)[1]
Distributions from net realized gains	(1.59)	—	—	—	—

Total distributions	(1.75)	(0.16)	(0.02)	(0.04)	(0.00)[1]

Net asset value at end of period	25.96	20.73	16.78	13.58	11.95

Total return (%)	36.01	24.66	23.75	13.98	36.74

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses	1.56 [2]	1.57 [2]	1.65	1.65	1.65
Gross operating expenses	1.59	1.64	1.74	1.89	1.92
Net investment income	0.62	0.52	0.37	0.15	0.33
Portfolio turnover rate	71	90	53	69	99
Net assets, end of period ($ x 1,000,000)	2,297	1,320	794	552	302

	11/1/06-	11/1/05-	11/1/04-	4/2/04[3]-
Select Shares	10/31/07	10/31/06	10/31/05	10/31/04

Per—Share Data ($)

Net asset value at beginning of period	20.77	16.81	13.61	13.64

Income / (loss) from investment operations:
Net investment income / (loss)	0.15	0.19	0.08	0.02
Net realized and unrealized gains / (losses)	6.86	3.96	3.17	(0.05)

Total income / (loss) from investment operations	7.01	4.15	3.25	(0.03)
Less distributions:
Distributions from net investment income	(0.19)	(0.19)	(0.05)	—
Distributions from net realized gains	(1.59)	—	—	—

Total distributions	(1.78)	(0.19)	(0.05)	—

Net asset value at end of period	26.00	20.77	16.81	13.61

Total return (%)	36.16	24.88	23.90	(0.22)[4]

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses	1.44 [5]	1.39 [5]	1.47	1.47	[6]
Gross operating expenses	1.55	1.60	1.68	1.86	[6]
Net investment income	0.73	0.72	0.59	0.37	[6]
Portfolio turnover rate	71	90	53	69	[4]
Net assets, end of period ($ x 1,000,000)	1,255	628	274	81
1 Per-share amount is less than $0.01.
2 The ratio of net operating expenses would have been 1.64% and 1.59% for the periods ended 10/31/06 and 10/31/07, respectively, if custody credits had not been included.
3 Commencement of operations.
4 Not annualized.
5 The ratio of net operating expenses would have been 1.47% and 1.47% for the periods ended 10/31/06 and 10/31/07, respectively, if custody credits had not been included.
6 Annualized.

28 See financial notes

 Laudus International MarketMasters Fund

Portfolio Holdings as of October 31, 2007

This section shows all the securities in the fund’s portfolio and their value as of the report date.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The schedule of portfolio holdings filed on a fund’s most recent Form N-Q is also available by visiting Schwab’s website at www.schwab.com/schwabfunds.

		Cost	Value
Holdings by Category		($ x 1,000)	($ x 1,000)

—%	Common Stock	123	122
95.2%	Foreign Common Stock	2,559,782	3,379,924
0.5%	Preferred Stock	6,919	15,702
0.1%	Other Investment Companies	4,140	4,488
—%	Warrants	—	—
3.5%	Short-Term Investments	124,827	124,827

99.3%	Total Investments	2,695,791	3,525,063
0.7%	Other Assets and Liabilities		26,522

100.0%	Net Assets		3,551,585

	Number	Value
Security	of Shares	($ x 1,000)

Common Stock 0.0% of net assets

Food, Beverage & Tobacco 0.0%
Central European Distribution Corp. *	2,300	122

Total Common Stock (Cost $123)		122

Foreign Common Stock 95.2% of net assets

Australia 5.5%

Capital Goods 0.7%
Boart Longyear Group *	5,659,769	13,611
Bradken Ltd.	511,777	7,069
NRW Holdings Ltd. *	67,696	204
United Group Ltd.	215,600	4,315

		25,199

Commercial Services & Supplies 0.3%
Seek Ltd.	406,500	3,558
Transfield Services Ltd.	481,489	7,108

		10,666

Diversified Financials 0.7%
Allco Finance Group Ltd.	230,637	1,667
Babcock & Brown Ltd.	304,501	8,817
HFA Holdings Ltd.	1,112,484	2,681
Macquarie Bank Ltd. *	135,000	10,782

		23,947

Energy 0.4%
Arrow Energy NL *	841,094	2,260
WorleyParsons Ltd.	294,421	13,309

		15,569

Food & Staples Retailing 0.5%
Woolworths Ltd.	514,500	16,125

Insurance 0.2%
QBE Insurance Group Ltd.	255,500	7,819

Materials 1.8%
BHP Billiton Ltd.	259,600	11,304
BHP Billiton Ltd. ADR	418,725	36,538
Incitec Pivot Ltd.	35,700	2,965
Mount Gibson Iron Ltd. *	2,143,086	6,059
Oxiana Ltd.	1,454,300	5,796

		62,662

Pharmaceuticals & Biotechnology 0.4%
CSL Ltd.	23,900,	812
CSL Ltd. (b)	429,100	14,588

		15,400

Real Estate 0.2%
Commonwealth Property Office Fund	5,737,953	8,492

Retailing 0.2%
David Jones Ltd.	1,094,084	5,066

Utilities 0.1%
Babcock & Brown Power	1,019,000	3,122

		194,067

Austria 0.6%

Banks 0.5%
Erste Bank der oesterreichischen Sparkassen AG	45,744	3,724
Raiffeisen International Bank-Holding AG	74,775	12,440

		16,164

Capital Goods 0.1%
Andritz AG	70,904	5,244

Energy 0.0%
Schoeller-Bleckmann Oilfield Equipment AG	2,037	208

		21,616

Belgium 0.6%

Food, Beverage & Tobacco 0.3%
InBev N.V.	122,800	11,623

Materials 0.2%
Umicore	30,135	7,535

Technology Hardware & Equipment 0.1%
EVS Broadcast Equipment S.A.	26,839	2,966

		22,124

Bermuda 4.7%

Capital Goods 1.0%
Cooper Industries Ltd., Class A	205,000	10,740

See financial notes 29

 Laudus International MarketMasters Fund

Portfolio Holdings continued

	Number	Value
Security	of Shares	($ x 1,000)

Fong’s Industries Co., Ltd. (d)	12,266,000	7,913
Ingersoll-Rand Co., Ltd., Class A	177,125	8,918
Noble Group Ltd.	4,755,000	7,834

		35,405

Commercial Services & Supplies 0.1%
Dore Holdings Ltd.	9,548,000	3,400

Consumer Durables & Apparel 0.6%
Arts Optical International Holdings Ltd. (d)	8,688,000	3,528
C C Land Holdings Ltd.	4,435,000	8,793
Fibrechem Technologies Ltd.	2,842,000	3,256
Peace Mark Holdings Ltd.	3,162,000	5,210

		20,787

Diversified Financials 0.2%
REXCAPITAL Financial Holdings Ltd. *	32,050,000	6,668

Energy 1.4%
Nabors Industries Ltd. *	662,975	18,616
Seadrill Ltd. *	222,400	5,325
Weatherford International Ltd. *	412,300	26,762

		50,703

Food, Beverage & Tobacco 0.1%
Synear Food Holdings Ltd.	2,447,000	4,022

Insurance 0.1%
PartnerRe Ltd.	51,525	4,290

Materials 0.2%
Aquarius Platinum Ltd.	152,300	5,860

Media 0.1%
Central European Media Enterprises Ltd., Class A *	16,500	1,893

Retailing 0.7%
Dufry South America Ltd. BDR *	104,343	3,117
Esprit Holdings Ltd.	609,200	10,175
Giordano International Ltd.	8,992,000	4,204
Huabao International Holdings Ltd.	2,875,000	2,741
Li & Fung Ltd.	1,114,400	5,288

		25,525

Technology Hardware & Equipment 0.0%
Vtech Holdings Ltd.	132,000	1,127

Transportation 0.2%
Cosco Pacific Ltd.	928,000	2,892
Golden Ocean Group Ltd.	728,327	5,505

		8,397

		168,077

Brazil 2.1%

Consumer Durables & Apparel 0.1%
Cyrela Brazil Realty S.A.	139,100	2,420
Rossi Residencial S.A.	47,600	1,606

		4,026

Consumer Services 0.1%
Anhanguera Educacional Participacoes S.A. *	121,500	2,527

Diversified Financials 0.1%
Bovespa Holding S.A. *	207,700	3,900

Food & Staples Retailing 0.1%
Drogasil S.A.	261,000	2,410

Materials 1.4%
Aracruz Celulose S.A. ADR	38,200	2,937
Companhia Vale do Rio Doce ADR	1,170,050	44,088
Fertilizantes Heringer S.A. *	142,900	1,998

		49,023

Real Estate 0.1%
BR Malls Participacoes S.A. *	230,400	3,393
Cyrela Commercial Properties S.A. Empreendimentos e Participacoes *	25,320	203
Iguatemi Empresa de Shopping Centers S.A.	84,500	1,440

		5,036

Retailing 0.2%
B2W Compania Global Do Varejo (B2W Varejo)	63,700	3,456
Lojas Renner S.A.	107,800	2,678

		6,134

Software & Services 0.0%
Totvs S.A.	34,300	1,264

Transportation 0.0%
Localiza Rent a Car S.A.	150,800	1,743

		76,063

Canada 6.3%

Banks 0.2%
Canadian Western Bank	245,964	8,012

Capital Goods 0.1%
CAE, Inc.	173,800	2,344

Consumer Durables & Apparel 0.4%
Gildan Activewear, Inc. *	321,100	14,701

Energy 1.5%
Bayou Bend Petroleum Ltd. (b) *	1,164,933	1,418
Canadian Natural Resources Ltd.	87,550	7,284
CHC Helicopter Corp., Class A	218,400	5,595
Ensign Energy Services, Inc.	35,500	638
Petrobank Energy & Resources Ltd. *	197,231	9,809
Precision Drilling Trust	53,550	977
Suncor Energy, Inc.	222,925	24,350
Talisman Energy, Inc.	135,225	2,940
Trican Well Service Ltd.	2,200	47

		53,058

Food & Staples Retailing 0.2%
Shoppers Drug Mart Corp.	138,000	8,090

Insurance 0.1%
Manulife Financial Corp.	110,575	5,130

Materials 2.1%
Agrium, Inc.	90,600	5,759
Equinox Minerals Ltd. *	432,100	2,365
FNX Mining Co., Inc. *	89,700	3,622
Ivanhoe Mines Ltd. *	31,400	432
Major Drilling Group International *	133,464	8,802
Potash Corp. of Saskatchewan, Inc.	274,025	33,656

30 See financial notes

 Laudus International MarketMasters Fund

Portfolio Holdings continued

	Number	Value
Security	of Shares	($ x 1,000)

Sino-Forest Corp. *	247,900	6,592
Teck Cominco Ltd., Class B	264,300	13,215

		74,443

Real Estate 0.6%
Brookfield Asset Management, Inc., Class A	115,487	4,711
Brookfield Asset Management, Inc., Class A	151,400	6,185
Morguard Real Estate Investment Trust	234,900	3,347
Northern Property Real Estate Investment Trust	255,400	5,723

		19,966

Retailing 0.1%
The Forzani Group Ltd., Class A *	98,471	1,876

Telecommunication Services 0.3%
Rogers Communications, Inc., Class B	246,400	12,557

Transportation 0.7%
Canadian National Railway Co.	181,100	10,140
Canadian Pacific Railway Ltd.	163,825	11,530
Transat A.T., Inc., Class A	65,578	2,760

		24,430

		224,607

Cayman Islands 4.5%

Automobiles & Components 0.2%
Xinyi Glass Holdings Co., Ltd.	5,064,000	6,913

Capital Goods 0.1%
China Infrastructure Machinery Holdings Ltd.	46,200	103
Haitian International Holdings Ltd.	2,268,000	1,828

		1,931

Consumer Durables & Apparel 0.3%
Li Ning Co., Ltd.	2,812,157	10,568

Consumer Services 0.1%
Ajisen China Holdings Ltd. *	350,000	501
Ctrip.com International Ltd. ADR	46,400	2,615
FU JI Food & Catering Services	494,000	1,251
Home Inns & Hotels Management, Inc. ADR *	27,000	1,189

		5,556

Diversified Financials 0.0%
Polytec Asset Holdings Ltd.	3,055,000	953

Energy 2.2%
GlobalSantaFe Corp.	292,625	23,711
Noble Corp.	527,400	27,926
Transocean, Inc. *	223,050	26,626

		78,263

Food, Beverage & Tobacco 0.1%
China Fishery Group Ltd.	577,000	792
China Mengniu Dairy Co., Ltd.	865,000	3,675

		4,467

Health Care Equipment & Services 0.1%
Mindray Medical International Ltd.	62,500	2,485

Materials 0.3%
AMVIG Holdings Ltd.	4,602,000	6,427
Lee & Man Paper Manufacturing Ltd.	688,000	2,752

		9,179

Media 0.3%
Focus Media Holding Ltd. ADR *	148,346	9,198
Pico Far East Holdings Ltd.	5,808,000	1,833

		11,031

Real Estate 0.4%
Agile Property Holdings Ltd.	3,194,226	7,753
China Properties Group Ltd.	3,029,000	2,315
E-House China Holdings Ltd. *	53,760	1,908
Greentown China Holdings Ltd.	1,265,205	2,706

		14,682

Retailing 0.2%
Belle International Holdings Ltd.	2,414,000	3,916
Parkson Retail Group Ltd.	339,000	3,869

		7,785

Semiconductors & Semiconductor Equipment 0.2%
ASM Pacific Technology Ltd.	814,500	6,386

Software & Services 0.0%
Alibaba.com Ltd. *	12,500	22

		160,221

Chile 0.1%

Food & Staples Retailing 0.1%
Cencosud S.A. ADR (b)	61,100	3,946

China 0.3%

Capital Goods 0.1%
Dongfang Electrical Machinery Co., Ltd.	476,000	4,255

Energy 0.2%
China Oilfield Services Ltd. Class H	1,940,800	4,753

		9,008

Denmark 0.5%

Capital Goods 0.3%
FLSmidth & Co. A/S	90,500	9,864

Food, Beverage & Tobacco 0.1%
East Asiatic Co. Ltd. A/S	41,801	3,385

Pharmaceuticals & Biotechnology 0.1%
Alk-Abello A/S	17,500	3,785

		17,034

Egypt 0.4%

Capital Goods 0.1%
Orascom Construction Industries	53,200	4,881

Consumer Services 0.1%
Orascom Hotels & Development *	221,988	2,891

See financial notes 31

 Laudus International MarketMasters Fund

Portfolio Holdings continued

	Number	Value
Security	of Shares	($ x 1,000)

Diversified Financials 0.2%
Egyptian Financial Group-Hermes Holding	510,800	5,149

		12,921

Finland 0.9%

Automobiles & Components 0.4%
Nokian Renkaat Oyj	327,050	12,384

Capital Goods 0.1%
Outotec Oyj	42,424	3,256
Ramirent Oyj	77,200	1,725

		4,981

Technology Hardware & Equipment 0.2%
Nokia Oyj	211,000	8,380

Transportation 0.2%
Finnlines Oyj	222,570	5,031

		30,776

France 5.8%

Banks 0.6%
BNP Paribas	184,000	20,393

Capital Goods 1.1%
Carbone Lorraine S.A.	131,389	11,803
Nexans S.A.	110,108	18,803
Societe Industrielle D’Aviations Latecoere S.A. (d)	161,390	5,010
Vallourec S.A.	10,500	3,057

		38,673

Consumer Durables & Apparel 0.2%
LVMH Moet Hennessy Louis Vuitton S.A.	66,400	8,578

Diversified Financials 0.3%
Eurazeo	33,918	5,073
Financiere Marc de Lacharriere S.A.	60,059	4,776

		9,849

Food, Beverage & Tobacco 0.1%
Groupe Danone ADR	153,100	2,633
Remy Cointreau S.A.	26,446	2,041

		4,674

Health Care Equipment & Services 0.1%
Essilor International S.A.	31,000	1,981
Orpea *	35,000	2,222

		4,203

Household & Personal Products 0.2%
L’Oreal S.A.	52,000	6,846

Insurance 0.5%
April Group	20,200	1,298
Axa	190,000	8,534
Axa ADR	88,625	3,964
Euler Hermes S.A.	44,827	6,027

		19,823

Media 1.5%
Ipsos	155,841	5,720
Publicis Groupe	442,000	18,012
Seloger.com *	80,251	5,369
Societe Television Francaise 1	639,000	17,777
Vivendi	172,500	7,795

		54,673

Pharmaceuticals & Biotechnology 0.1%
Boiron S.A.	91,556	2,400
Eurofins Scientific	5,564	596

		2,996

Real Estate 0.1%
Klepierre	38,800	2,111

Technology Hardware & Equipment 0.3%
Neopost S.A.	82,440	9,588

Telecommunication Services 0.1%
Iliad S.A.	25,450	2,675

Transportation 0.1%
Norbert Dentressangle	20,289	2,445

Utilities 0.5%
EDF Energies Nouvelles S.A.	50,900	4,090
Sechilienne S.A.	65,803	5,920
Veolia Environnement	96,075	8,601

		18,611

		206,138

Georgia 0.0%

Diversified Financials 0.0%
Bank of Georgia - Reg’d GDR *	29,700	980

Germany 5.5%

Automobiles & Components 1.3%
Bayerische Motoren Werke AG	331,500	22,184
DaimlerChrysler AG - Reg’d	96,000	10,503
ElringKlinger AG	68,100	7,457
Leoni AG	74,318	4,714

		44,858

Capital Goods 1.3%
Bauer AG	21,000	1,615
Bilfinger Berger AG	74,659	6,657
Gildemeister AG	154,452	4,965
MTU Aero Engines Holding AG	59,825	3,648
Pfeiffer Vacuum Technology AG	32,897	2,807
Q-Cells AG *	49,540	6,334
SGL Carbon AG *	66,200	3,866
Solarworld AG	153,660	10,431
Solon AG Fuer Solartechnik *	25,482	3,198
Vossloh AG	34,538	4,084

		47,605

Commercial Services & Supplies 0.4%
D&S Europe AG *	170,343	3,221
GfK AG	102,016	4,113
Wirecard AG *	376,186	6,575

		13,909

Consumer Durables & Apparel 0.1%
Rational AG	20,448	4,740

Household & Personal Products 0.1%
Henkel KGaA	36,300	1,680

32 See financial notes

 Laudus International MarketMasters Fund

Portfolio Holdings continued

	Number	Value
Security	of Shares	($ x 1,000)

Insurance 0.6%
Allianz SE-Reg’d	45,800	10,313
Hannover Rueckversicherung AG - Reg’d	198,100	10,457

		20,770

Materials 0.5%
BASF AG ADR	88,875	12,355
K&S AG	32,500	6,813

		19,168

Media 0.0%
CTS Eventim AG	24,300	1,148

Real Estate 0.0%
Colonia Real Estate AG *	34,100	1,031

Semiconductors & Semiconductor Equipment 0.2%
Kontron AG	229,626	5,824

Software & Services 0.6%
SAP AG	202,200	10,933
Software AG	36,292	3,389
United Internet AG - Reg’d	292,400	6,414

		20,736

Technology Hardware & Equipment 0.2%
Wincor Nixdorf AG	75,684	7,540

Utilities 0.2%
RWE AG ADR	40,225	5,489

		194,498

Greece 1.0%

Banks 0.2%
EFG Eurobank Ergasias	87,468	3,413
National Bank of Greece S.A.	74,680	5,218

		8,631

Capital Goods 0.1%
Michaniki S.A.	278,121	3,146

Consumer Durables & Apparel 0.1%
Jumbo S.A.	58,000	2,093
Sprider Stores S.A.	134,368	2,924

		5,017

Consumer Services 0.2%
Intralot S.A. Integrated Lottery	150,500	6,529

Diversified Financials 0.2%
Hellenic Exchanges S.A. Holding	151,072	5,287

Food, Beverage & Tobacco 0.2%
Coca-Cola Hellenic Bottling Co., S.A.	84,500	5,245

		33,855

Hong Kong 1.1%

Capital Goods 0.2%
Melco International Development Ltd.	3,172,000	6,014

Consumer Durables & Apparel 0.1%
Fountain Set Holdings Ltd.	11,129,430	3,314

Materials 0.3%
China National Building Material Co., Ltd., Class H	1,942,000	8,609
Hung Hing Printing Group Ltd. (d)	1,609,000	829

		9,438

Real Estate 0.5%
China Vanke Co., Ltd., Class B	1,276,204	3,865
Kowloon Development Co., Ltd.	1,195,000	3,718
Shenzhen Investment Ltd.	8,091,000	7,822
Sino-Ocean Land Holdings Ltd. *	2,346,827	4,227

		19,632

		38,398

India 0.9%

Banks 0.1%
Housing Development Finance Corp., Ltd.	35,400	2,510

Capital Goods 0.2%
Asea Brown Boveri India Ltd.	75,100	3,018
Bharat Heavy Electricals Ltd.	47,000	3,136
Elecon Engineering Co., Ltd.	311,331	2,434

		8,588

Consumer Durables & Apparel 0.1%
Voltas Ltd.	899,806	5,030

Energy 0.1%
Aban Offshore Ltd.	23,000	2,762

Household & Personal Products 0.1%
Dabur India Ltd.	758,300	2,064

Real Estate 0.1%
Unitech Ltd.	306,100	3,012

Software & Services 0.1%
Financial Technologies (India) Ltd.	37,300	2,473
NIIT Ltd.	412,178	1,283

		3,756

Telecommunication Services 0.1%
Bharti Airtel Ltd. *	178,000	4,613
Tulip IT Services Ltd.	60,000	1,431

		6,044

		33,766

Indonesia 0.3%

Banks 0.1%
PT Bank Rakyat Indonesia	3,632,000	3,136

Food, Beverage & Tobacco 0.1%
PT Bakrie Sumatera Plantations Tbk	27,562,587	6,115

Materials 0.1%
PT Sumalindo Lestari Jaya Tbk *	6,026,500	2,452

		11,703

Ireland 0.9%

Banks 0.5%
Bank of Ireland	966,300	17,814

See financial notes 33

 Laudus International MarketMasters Fund

Portfolio Holdings continued

	Number	Value
Security	of Shares	($ x 1,000)

Food, Beverage & Tobacco 0.1%
Glanbia plc	542,320	3,650

Health Care Equipment & Services 0.0%
United Drug plc	262,200	1,313

Media 0.2%
Independent News & Media plc	1,517,813	5,621

Pharmaceuticals & Biotechnology 0.1%
ICON plc ADR *	58,600	3,399

		31,797

Israel 0.0%

Technology Hardware & Equipment 0.0%
Orbotech Ltd. *	25,000	518

Italy 1.2%

Capital Goods 0.1%
Prysmian S.p.A. *	117,851	3,404

Consumer Durables & Apparel 0.3%
Geox S.p.A.	427,000	10,240
Tod’s S.p.A.	23,350	1,964

		12,204

Consumer Services 0.1%
Snai S.p.A. *	232,219	2,372

Diversified Financials 0.1%
Azimut Holding S.p.A.	139,800	2,411

Energy 0.4%
Saipem S.p.A.	330,300	14,659

Materials 0.1%
Polynt S.p.A.	591,644	2,922

Transportation 0.1%
Autostrada Torino-Milano S.p.A.	234,103	5,774

		43,746

Japan 9.8%

Automobiles & Components 0.6%
Denso Corp.	148,500	6,033
F.C.C. Co., Ltd.	340,700	6,407
Honda Motor Co., Ltd.	273,800	10,253

		22,693

Banks 0.3%
Fukuoka Financial Group, Inc.	725,000	4,673
Suruga Bank Ltd.	406,000	5,330

		10,003

Capital Goods 2.0%
Komatsu Ltd.	226,200	7,584
Mitsui & Co., Ltd.	310,000	8,041
NGK Insulators Ltd.	523,000	18,541
Nichias Corp.	359,000	2,741
Takasago Thermal Engineering Co., Ltd.	328,000	3,415
Takeuchi Mfg. Co., Ltd.	89,700	5,437
The Japan Steel Works Ltd.	495,000	8,097
Toyo Tanso Co., Ltd.	94,527	9,490
Ushio, Inc.	400,200	8,259

		71,605

Commercial Services & Supplies 0.3%
en-Japan, Inc.	555	2,686
Meitec Corp.	120,000	3,536
Takara Printing Co., Ltd. (d)	295,780	2,719

		8,941

Consumer Durables & Apparel 0.4%
Makita Corp.	21,400	1,031
Shimano, Inc.	179,100	6,537
Tamron Co., Ltd.	187,900	7,298

		14,866

Consumer Services 0.0%
Zensho Co., Ltd.	132,400	1,348

Diversified Financials 1.3%
Daiwa Securities Group, Inc.	3,034,300	29,242
Nikko Cordial Corp.	763,000	10,926
ORIX Corp.	24,820	5,091

		45,259

Energy 0.1%
Shinko Plantech Co., Ltd.	281,400	4,444

Health Care Equipment & Services 0.1%
Nakanishi, Inc.	10,900	1,370
So-net M3, Inc. *	449	1,813

		3,183

Household & Personal Products 0.2%
Unicharm Corp.	110,800	6,610

Materials 0.7%
Chugoku Marine Paints Ltd.	163,000	2,214
Fujimi, Inc.	42,700	856
Kuraray Co., Ltd.	288,500	3,767
NIFCO, Inc.	153,300	3,587
The Nippon Synthetic Chemical Industry Co., Ltd.	990,000	6,610
Tokai Carbon Co., Ltd.	569,000	7,136

		24,170

Media 0.1%
Jupiter Telecommunications Co., Ltd. *	4,638	3,739

Pharmaceuticals & Biotechnology 0.0%
Takeda Pharmaceutical Co., Ltd.	7,100	443

Real Estate 0.5%
Aeon Mall Co., Ltd.	145,000	3,771
Ardepro Co., Ltd.	3,700	1,244
K.K. DaVinci Advisors *	3,208	3,347
Kenedix, Inc.	985	2,173
Sumitomo Realty & Development Co., Ltd.	216,000	7,624

		18,159

Retailing 0.4%
DeNa Co., Ltd.	504	3,157
Honeys Co., Ltd.	5,860	168
Nitori Co., Ltd.	37,810	1,728
Yamada Denki Co., Ltd.	73,400	7,568

		12,621

34 See financial notes

 Laudus International MarketMasters Fund

Portfolio Holdings continued

	Number	Value
Security	of Shares	($ x 1,000)

Semiconductors & Semiconductor Equipment 0.8%
Miraial Co., Ltd.	22,918	1,052
Rohm Co., Ltd.	284,098	24,890
Shinko Electric Industries Co., Ltd.	135,500	3,132

		29,074

Software & Services 0.8%
Capcom Co., Ltd.	280,800	8,031
Nintendo Co., Ltd.	23,100	14,670
So-net Entertainment Corp.	1,170	5,081

		27,782

Technology Hardware & Equipment 1.2%
Hosiden Corp.	538,600	9,552
Mitsumi Electric Co., Ltd.	277,500	12,787
Nippon Electric Glass Co., Ltd.	158,000	2,685
OMRON Corp.	646,200	15,893
Taiyo Yuden Co., Ltd.	42,000	697

		41,614

		346,554

Luxembourg 1.0%

Energy 0.8%
Acergy S.A.	178,000	5,159
Tenaris S.A. ADR	415,325	22,344

		27,503

Telecommunication Services 0.2%
Millicom International Cellular S.A. *	73,336	8,616

		36,119

Malaysia 0.4%

Banks 0.2%
Bumiputra-Commerce Holdings Berhad	1,440,200	5,009
Malaysian Plantations Berhad	3,759,900	3,361

		8,370

Capital Goods 0.1%
Tradewinds Corp. Berhad *	4,911,200	1,980
Zelan Berhad	733,300	1,331

		3,311

Food, Beverage & Tobacco 0.1%
Kuala Lumpur Kepong Berhad	560,600	2,483

		14,164

Mexico 0.5%

Diversified Financials 0.0%
Banco Compartamos S.A. de C.V. *	291,100	1,502

Media 0.3%
Grupo Televisa S.A. ADR	410,500	10,201

Transportation 0.2%
Grupo Aeroportuario del Pacifico S.A. de C.V., ADR	98,593	5,171

		16,874

Netherlands 3.0%

Capital Goods 0.6%
Arcadis N.V.	22,270	1,816
Draka Holding N.V.	130,403	5,691
Imtech N.V.	154,044	4,780
Koninklijke BAM Groep N.V.	168,027	4,457
Koninklijke Boskalis Westminster N.V. CVA	90,879	5,550

		22,294

Consumer Durables & Apparel 0.2%
Koninklijke (Royal) Philips Electronics N.V.	120,500	4,985
TomTom N.V. *	26,000	2,081

		7,066

Diversified Financials 0.0%
ING Groep N.V. ADR	30,275	1,362

Energy 1.3%
Core Laboratories N.V. *	53,700	7,837
Fugro N.V. CVA	134,585	11,830
Schlumberger Ltd.	268,275	25,908

		45,575

Food & Staples Retailing 0.1%
Sligro Food Group N.V.	33,175	1,277
X 5 Retail Group N.V. GDR *	66,300	2,401

		3,678

Food, Beverage & Tobacco 0.1%
Unilever NV	75,000	2,434

Pharmaceuticals & Biotechnology 0.3%
QIAGEN N.V. *	438,657	10,327

Semiconductors & Semiconductor Equipment 0.2%
ASML Holding N.V. *	141,333	4,921

Software & Services 0.0%
Exact Holding NV	14,640	651

Technology Hardware & Equipment 0.0%
Smartrac N.V. *	18,917	1,184

Transportation 0.2%
Koninklijke Vopak N.V.	140,558	8,070

		107,562

New Zealand 0.4%

Consumer Services 0.1%
Sky City Entertainment Group Ltd.	763,805	3,175

Health Care Equipment & Services 0.2%
Fisher & Paykel Healthcare Corp., Ltd.	2,777,190	6,979

Retailing 0.0%
The Warehouse Group Ltd.	356,137	1,555

Transportation 0.1%
Auckland International Airport Ltd.	1,517,505	3,377

		15,086

See financial notes 35

 Laudus International MarketMasters Fund

Portfolio Holdings continued

	Number	Value
Security	of Shares	($ x 1,000)

Norway 0.8%

Capital Goods 0.1%
ODIM A.S.A. *	295,112	5,188

Commercial Services & Supplies 0.1%
Stepstone A.S.A. *	503,765	2,667

Consumer Durables & Apparel 0.1%
Ekornes A.S.A.	162,100	3,420

Energy 0.4%
Deep Sea Supply plc *	826,501	3,878
Electromagnetic GeoServices A/S *	135,750	2,175
Farstad Shipping A.S.A. (d)	143,800	3,902
Sevan Marine A.S.A. *	203,700	2,533

		12,488

Materials 0.0%
Yara International A.S.A. ADR	7,975	310

Pharmaceuticals & Biotechnology 0.1%
Pronova BioPharma A/S *	794,040	3,654

		27,727

Panama 0.0%

Transportation 0.0%
Copa Holdings S.A., Class A	36,800	1,391

Philippines 0.1%

Real Estate 0.1%
Filinvest Land, Inc. *	53,610,100	2,353

Portugal 0.1%

Capital Goods 0.0%
Mota-Engil, SGPS, S.A.	109,201	907

Media 0.1%
Impresa-Sociedade Gestora de Participacoes S.A. *	534,028	2,002

		2,909

Republic of Korea 2.5%

Automobiles & Components 0.0%
Hankook Tire Co., Ltd.	70,110	1,484

Banks 0.1%
Kookmin Bank	59,940	4,902

Capital Goods 0.2%
Jinsung T.E.C.	144,671	2,279
TK Corp.	69,448	2,966

		5,245

Consumer Services 0.3%
Hotel Shilla Co., Ltd.	95,770	3,414
MegaStudy Co., Ltd.	22,427	8,276

		11,690

Household & Personal Products 0.0%
LG Household & Health Care Ltd.	2,917	650

Insurance 0.2%
LIG Non-Life Insurance Co., Ltd.	232,310	7,206

Materials 0.2%
Hyundai Steel Co.	22,600	2,254
SODIFF Advanced Materials Co., Ltd.	30,800	3,196

		5,450

Retailing 0.0%
Gmarket, Inc. ADR *	21,379	578

Semiconductors & Semiconductor Equipment 0.7%
Samsung Electronics Co., Ltd.	39,000	24,047

Software & Services 0.2%
NHN Corp. *	20,440	6,572

Telecommunication Services 0.4%
SK Telecom Co., Ltd.	67,200	15,766

Transportation 0.2%
STX Pan Ocean Co., Ltd.	2,455,000	6,315

		89,905

Russia 0.1%

Food, Beverage & Tobacco 0.1%
Wimm-Bill-Dann Foods ADR	18,500	2,215

Singapore 3.0%

Capital Goods 0.5%
Hyflux Ltd.	2,183,000	5,534
Midas Holdings Ltd.	1,777,000	2,132
SembCorp Marine Ltd.	1,341,000	4,163
Tat Hong Holdings Ltd.	1,926,000	4,030

		15,859

Consumer Services 0.1%
Raffles Education Corp., Ltd.	1,122,000	2,578

Diversified Financials 0.2%
Singapore Exchange Ltd.	634,000	6,947

Energy 0.3%
Ezra Holdings Ltd.	777,000	3,747
Straits Asia Resources Ltd.	4,154,000	7,695

		11,442

Food & Staples Retailing 0.1%
Olam International Ltd.	1,063,000	2,596

Health Care Equipment & Services 0.1%
Parkway Holdings Ltd.	1,710,850	4,962

Household & Personal Products 0.0%
GP Batteries International Ltd. (d)	1,719,000	1,503

Real Estate 0.8%
Capitaland Ltd.	2,692,300	15,159
CapitaMall Trust	2,025,000	5,168
Ho Bee Investment Ltd.	703,000	901
Yanlord Land Group Ltd.	2,422,000	6,606

		27,834

Technology Hardware & Equipment 0.1%
Unisteel Technology Ltd.	3,069,750	3,999

Telecommunication Services 0.2%
MobileOne Ltd.	2,874,900	4,188

36 See financial notes

 Laudus International MarketMasters Fund

Portfolio Holdings continued

	Number	Value
Security	of Shares	($ x 1,000)

StarHub Ltd.	2,060,000	4,461

		8,649

Transportation 0.5%
SIA Engineering Co.	1,563,000	5,141
Singapore Airport Ltd.	2,217,000	4,620
SMRT Corp., Ltd.	5,100,000	6,256

		16,017

Utilities 0.1%
Epure International Ltd. *	2,011,000	3,302

		105,688

South Africa 1.0%

Capital Goods 0.2%
Murray & Roberts Holdings Ltd.	478,000	7,355
Wilson Bayly Holmes-Ovcon Ltd.	84,800	1,713

		9,068

Diversified Financials 0.1%
JSE Ltd.	178,795	2,390

Food & Staples Retailing 0.2%
The Spar Group Ltd.	757,765	6,785

Materials 0.1%
Exxaro Resources Ltd.	286,707	4,658

Media 0.1%
Naspers Ltd., Class N	83,700	2,661

Retailing 0.1%
Truworths International Ltd.	451,800	2,283

Telecommunication Services 0.2%
MTN Group Ltd.	344,000	6,705

		34,550

Spain 2.0%

Capital Goods 0.5%
Solaria Energia y Medio Ambiente S.A. *	98,700	2,859
Tecnicas Reunidas S.A.	158,562	13,353

		16,212

Commercial Services & Supplies 0.1%
Prosegur, Compania de Seguridad S.A. - Reg’d	108,264	4,232

Diversified Financials 0.1%
Bolsas y Mercados Espanoles	56,500	3,951

Food, Beverage & Tobacco 0.1%
Viscofan, S.A.	170,385	4,401

Materials 0.2%
Tubacex, S.A.	608,284	6,888

Media 0.4%
Gestevision Telecinco S.A.	528,900	15,286

Pharmaceuticals & Biotechnology 0.4%
Grifols S.A.	532,728	14,134

Retailing 0.2%
Industria de Diseno Textil S.A.	84,800	6,340

		71,444

Sweden 0.3%

Capital Goods 0.1%
Hexagon AB, Series B	67,200	1,627

Commercial Services & Supplies 0.1%
Intrum Justitia AB	271,790	4,356

Materials 0.1%
Billerud	301,000	3,634

Retailing 0.0%
Hemtex AB	76,432	1,116

		10,733

Switzerland 7.1%

Capital Goods 1.0%
ABB Ltd. - Reg’d	725,300	21,926
ABB Ltd. ADR	50,000	1,511
Bucher Industries AG - Reg’d	19,467	4,635
Geberit AG - Reg’d	34,300	4,640
Meyer Burger Technology AG *	9,173	3,080

		35,792

Commercial Services & Supplies 0.6%
Adecco S.A. - Reg’d	290,500	17,515
SGS S.A. - Reg’d	1,759	2,310

		19,825

Consumer Durables & Apparel 0.5%
Compagnie Financiere Richemont S.A., Series A	268,600	19,208

Diversified Financials 1.9%
Credit Suisse Group - Reg’d	385,200	26,031
EFG International - Reg’d	78,600	3,695
Partners Group - Reg’d	29,900	4,067
UBS AG - Reg’d	527,400	28,275
UBS AG - Reg’d	98,850	5,307

		67,375

Food, Beverage & Tobacco 1.1%
Barry Callebaut AG - Reg’d *	3,340	2,685
Lindt & Spruengli AG	1,700	5,884
Nestle S.A. - Reg’d	40,800	18,845
Nestle S.A. ADR - Reg’d	103,825	12,002

		39,416

Health Care Equipment & Services 0.2%
Galenica Holding AG - Reg’d.	8,398	4,071
Nobel Biocare Holding AG	3,890	1,136

		5,207

Materials 0.5%
Givaudan S.A. - Reg’d	4,900	4,820
Gurit Holding AG	504	482
Lonza Group AG - Reg’d	76,100	8,878
Schmolz & Bickenbach AG - Reg’d	32,815	3,247

		17,427

Pharmaceuticals & Biotechnology 1.1%
Actelion Ltd. *	80,000	3,980
Basilea Pharmaceutica AG - Reg’d *	12,200	2,305
Novartis AG - Reg’d	481,500	25,613
Novartis AG ADR	92,050	4,894

See financial notes 37

 Laudus International MarketMasters Fund

Portfolio Holdings continued

	Number	Value
Security	of Shares	($ x 1,000)

Roche Holding AG - Genusschein	22,500	3,843

		40,635

Transportation 0.2%
Kuehne & Nagel International AG - Reg’d	66,900	7,190

		252,075

Taiwan 1.5%

Banks 0.4%
Chinatrust Financial Holding Co., Ltd. *	20,958,123	15,375

Consumer Durables & Apparel 0.1%
Merry Electronics Co., Ltd.	746,528	2,716

Semiconductors & Semiconductor Equipment 0.5%
Epistar Corp.	590,000	2,670
MediaTek, Inc.	538,812	10,663
Realtek Semiconductor Corp.	30,700	119
Taiwan Semiconductor Manufacturing Co., Ltd.	2,768,000	5,531

		18,983

Technology Hardware & Equipment 0.5%
Catcher Technology Co., Ltd. (b)	64,444	445
Chicony Electronics Co., Ltd.	827,000	1,611
Gemtek Technology Corp. (b)	19,799	45
HannStar Display Corp. *	9,221,436	4,298
Hon Hai Precision Industry Co., Ltd.	1,023,026	7,843
Motech Industries, Inc.	212,000	2,243

		16,485

		53,559

Thailand 0.1%

Energy 0.1%
Banpu Public Co., Ltd. NVDR	224,400	2,955

Turkey 0.3%

Banks 0.2%
Asya Katilim Bankasi A/S *	920,041	7,886

Food & Staples Retailing 0.1%
BIM Birlesik Magazalar A/S	23,400	1,932

		9,818

United Arab Emirates 0.1%

Real Estate 0.1%
Emaar Properties	907,300	3,188

United Kingdom 17.9%

Banks 1.6%
Barclays plc	1,489,200	18,848
HSBC Holdings plc	920,000	18,240
Lloyds TSB Group plc	1,710,800	19,434

		56,522

Capital Goods 1.9%
BAE Systems plc ADR	49,850	2,099
Bodycote International plc (d)	1,071,157	6,560
Chemring Group plc	59,743	2,755
Chloride Group plc	853,086	3,813
Cobham plc	1,293,262	5,679
Rolls-Royce Group plc *	911,282	10,224
Rolls-Royce Group plc, B Shares *	35,454,313	74
Spirax-Sarco Engineering plc	206,582	4,646
The Weir Group plc	595,664	11,016
Ultra Electronics Holdings plc	365,089	9,525
Vt Group plc	685,100	8,594
WSP Group plc	135,829	2,363

		67,348

Commercial Services & Supplies 2.0%
Aggreko plc	243,700	3,189
Babcock International Group plc	395,682	4,838
Capita Group plc	542,238	8,468
De La Rue plc	288,600	4,934
Experian Group Ltd.	1,294,400	13,611
G4S plc	2,483,400	10,977
Intertek Group plc	223,200	4,787
Mitie Group plc	497,643	2,888
RPS Group plc	623,497	5,062
Serco Group plc	864,112	8,127
Spice plc	182,297	2,244
WS Atkins plc	124,600	3,150

		72,275

Consumer Services 0.2%
Compass Group plc	178,300	1,286
Domino’s Pizza UK & IRL plc	271,940	1,356
Greene King plc	161,121	3,046
Restaurant Group plc	463,023	2,628

		8,316

Diversified Financials 1.4%
Ashmore Group plc	259,600	1,583
BlueBay Asset Management plc	192,000	1,844
Cattles plc	801,679	5,714
IG Group Holdings plc	1,449,625	12,577
Man Group plc	423,000	5,198
RAB Capital plc	1,320,759	3,013
Schroders plc	627,500	20,167

		50,096

Energy 1.2%
BG Group plc	620,000	11,495
Cairn Energy plc *	85,312	4,189
Expro International Group plc	490,152	12,509
Lamprell plc	470,600	4,705
Tullow Oil plc	290,390	3,863
Wellstream Holdings plc *	384,292	7,403

		44,164

Food & Staples Retailing 0.5%
Tesco plc	1,608,900	16,367

Food, Beverage & Tobacco 1.8%
British American Tobacco plc ADR	85,775	6,577
Cadbury Schweppes plc	1,609,300	21,407
Cadbury Schweppes plc ADR	108,075	5,754
Diageo plc	706,100	16,201
Diageo plc ADR	154,525	14,178

		64,117

38 See financial notes

 Laudus International MarketMasters Fund

Portfolio Holdings continued

	Number	Value
Security	of Shares	($ x 1,000)

Health Care Equipment & Services 0.2%
Southern Cross Healthcare Ltd.	598,092	7,520

Household & Personal Products 0.4%
Reckitt Benckiser Group plc	240,900	13,994

Insurance 0.3%
Admiral Group plc	276,800	5,958
Amlin plc	640,700	4,295

		10,253

Materials 2.2%
Anglo American plc ADR	390,992	13,665
Croda International plc	220,978	3,074
Ferrexpo plc *	567,006	2,924
Rexam plc	542,797	6,134
Rio Tinto plc ADR	82,875	31,078
Victrex plc	485,890	7,563
Xstrata plc	166,600	12,013

		76,451

Media 1.2%
British Sky Broadcasting Group plc	1,442,700	20,432
Johnston Press Group plc	1,566,500	9,811
Rightmove plc	180,900	2,242
Trinity Mirror plc	1,417,000	11,888

		44,373

Pharmaceuticals & Biotechnology 0.9%
GlaxoSmithKline plc	1,144,100	29,387
Hikma Pharmaceuticals plc	352,910	3,655

		33,042

Retailing 0.8%
Tardus plc *	96,220	2,624
Signet Group plc	10,454,000	19,716
The Carphone Warehouse Group plc	829,317	6,079

		28,419

Software & Services 0.4%
Autonomy Corp plc *	214,600	4,401
Aveva Group plc	193,829	4,665
Blinkx plc *	941,800	624
Detica Group plc	209,600	1,454
Xchanging Ltd. *	368,824	2,087

		13,231

Technology Hardware & Equipment 0.9%
Halma plc	1,084,942	5,114
Laird Group plc	316,792	4,199
Rotork plc	659,119	15,064
TT Electronics plc	2,051,464	6,331

		30,708

		637,196

Total Foreign Common Stock (Cost $2,559,782)		3,379,924

Preferred Stock 0.5% of net assets

Brazil 0.4%

Banks 0.2%
Banco Itau Holding Financeira S.A.	167,800	4,790
Banco Sofisa S.A. *	166,500	1,453

		6,243

Energy 0.2%
Petroleo Brasileiro S.A.	173,600	7,224

		13,467

Germany 0.1%

Consumer Durables & Apparel 0.1%
Hugo Boss AG	33,079	2,235

Total Preferred Stock (Cost $6,919)		15,702

Other Investment Companies 0.1% of net assets
iShares MSCI Emerging Markets Index	25,000	4,180
WisdomTree International SmallCap Dividend Fund	4,147	308

Total Other Investment Companies (Cost $4,140)		4,488

Warrants 0.0% of net assets

Indonesia 0.0%
Bakrie Sumatera Plantations Tbk PT (c) *	2,071,546	—

Total Warrants (Cost $—)		—

Security	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

Short-Term Investments 3.5% of net assets

Repurchase Agreement 3.5%
Fixed Income Clearing Corp. dated 10/31/07, due 11/01/07 at 4.55%, with a maturity value of $124,714 (fully collateralized by U.S. Government Agency Securities with a value of $127,207.)
	124,698	124,698

U.S. Treasury Obligation 0.0%
U.S. Treasury Bill (a)

See financial notes 39

 Laudus International MarketMasters Fund

Portfolio Holdings continued

Security	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

3.92%, 12/20/07	130	129

Total Short-Term Investments (Cost $124,827)		124,827

End of Investments.

At 10/312007, the tax basis cost of the fund’s investments was $2,714,180, and the unrealized appreciation and depreciation were $844,472 and ($33,589), respectively, with a net unrealized appreciation of $810,883.

As of 10/31/2007, the values of certain foreign securities held by the fund aggregating $2,596,075 were adjusted from their market values following the guidelines adopted by the fund’s Board of Trustees.

*	Non-income producing security.
(a)	All or a portion of this security is held as collateral for open futures contracts.
(b)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $20,442 or 0.6% of net assets.
(c)	Fair-valued by management.
(d)	Illiquid and/or restricted security.
ADR — American Depositary Receipt
BDR — Brazilian depositary receipt
CVA — Dutch Certificate
GDR — Global Depositary Receipt
NVDR — Non-Voting Depository Receipt

In addition to the above the fund held the following at 10/31/07. All numbers are x1,000 except number of futures contracts.

	Number of	Contract	Unrealized
	Contracts	Value	Gains

Futures Contracts
Russell 2000 Index, Long, expires 12/20/07	5	2,081	108
S & P 500 Index, Long, expires 12/20/07	2	777	28

			136

		Amount of		Amount of
	Currency	Currency to be	Currency	Currency to be	Unrealized
Expiration	to be	Received	to be	Delivered	Losses
Date	Received	($ x 1,000)	Delivered	($ x 1,000)	($ x 1,000)

Forward Foreign Currency Contracts

03/31/2008	USD	31,837	EUR	22,490	(783)
01/07/2008	USD	20,430	GBP	10,200	(733)
01/18/2008	USD	37,284	GBP	18,370	(813)
01/23/2008	USD	18,138	GBP	8,880	(275)
01/31/2008	USD	32,543	GBP	15,863	(339)
04/04/2008	USD	45,546	GBP	22,410	(802)
04/21/2008	USD	44,379	GBP	21,900	(888)

					(4,633)

40 See financial notes

 Laudus International MarketMasters Fund

Statement of
Assets and Liabilities
As of October 31, 2007. All numbers x 1,000 except NAV.

Assets
Investments, at value (cost $2,695,791)		$3,525,063
Cash		3
Foreign currency, at value (cost $15,332)		15,417
Receivables:
Investments sold		36,419
Fund shares sold		8,724
Dividends		4,225
Foreign tax reclaims		1,027
Due from brokers for futures		43
Interest		14
Prepaid expenses	+	12

Total assets		3,590,947

Liabilities
Payables:
Investments bought		31,363
Investment adviser and administrator fees		367
Transfer agent and shareholder services fees		88
Unrealized depreciation on forward foreign currency contracts		4,633
Fund shares redeemed		1,832
Foreign capital gains tax expense		838
Accrued expenses	+	241

Total liabilities		39,362

Net Assets
Total assets		3,590,947
Total liabilities	−	39,362

Net assets		$3,551,585
Net Assets by Source
Capital received from investors		2,449,936
Net investment income not yet distributed		5,187
Net realized capital gains		271,577
Net unrealized capital gains		824,885

Net Asset Value (NAV) by Shares Class

			Shares
Share Class	Net Assets	÷	Outstanding	=	NAV

Investor Shares	$2,296,549		88,477		$25.96
Select Shares	$1,255,036		48,272		$26.00

See financial notes 41

 Laudus International MarketMasters Fund

Statement of
Operations
For November 1, 2006 through October 31, 2007. All numbers x 1,000.

Investment Income
Dividends (net of foreign withholding tax of $4,177)		$52,790
Interest	+	3,802

Total Investment Income		56,592

Net Realized Gains and Losses
Net realized gains on investments		279,579
Net realized losses on foreign currency translations		(7,563)
Net realized gains on futures contracts	+	186

Net realized gains		272,202

Net Unrealized Gains and Losses
Net unrealized gains on investments		519,482
Net unrealized losses on foreign currency translations		(4,382)
Net unrealized losses on futures contracts	+	(41)

Net unrealized gains		515,059

Expenses
Investment adviser and administrator fees		32,845
Transfer agent and shareholder service fees:
Investor Shares		4,304
Select Shares		1,760
Custodian fees		1,565
Shareholder reports		209
Registration fees		105
Portfolio accounting fees		130
Professional fees		84
Overdraft expense		21
Trustees’ fees		18
Other expenses	+	18

Total expenses		41,059
Custody Credit	−	840
Expense reduction by adviser and Schwab	−	718

Net expenses		39,501

Increase in Net Assets from Operations
Total investment income		56,592
Net expenses	−	39,501

Net investment income		17,091
Net realized gains		272,202
Net unrealized gains	+	515,059

Increase in net assets from operations		$804,352

42 See financial notes

 Laudus International MarketMasters Fund

Statements of
Changes in Net Assets
For the current and prior report periods. All numbers x 1,000.

Operations

		11/1/06-10/31/07	11/1/05-10/31/06
Net investment income		$17,091	$9,552
Net realized gains		272,202	184,320
Net unrealized gains	+	515,059	113,036

Increase in net assets from operations		804,352	306,908

Distributions to Shareholders
Distributions from net investment income
Investor Shares		10,102	7,908
Select Shares	+	5,868	3,448

Total distributions from net investment income		15,970	11,356

Distributions from net realized gains
Investor Shares		102,732	—
Select Shares	+	49,061	—

Total distributions from net realized gains		151,793	—

Total distributions		$167,763	$11,356

Transactions in Fund Shares

		11/1/06-10/31/07		11/1/05-10/31/06
		SHARES	VALUE	SHARES	VALUE

Shares Sold
Investor Shares		39,201	$892,836	36,898	$713,186
Select Shares	+	22,242	510,084	20,443	394,541

Total shares sold		61,443	$1,402,920	57,341	$1,107,727

Shares Reinvested
Investor Shares		4,681	$95,215	406	$7,287
Select Shares	+	2,180	44,358	164	2,946

Total shares reinvested		6,861	$139,573	570	$10,233

Shares Redeemed
Investor Shares		(19,082)	($431,924)	(20,911)	($404,207)
Select Shares	+	(6,398)	(143,587)	(6,679)	(129,171)

Total shares redeemed		(25,480)	($575,511)	(27,590)	($533,378)

Net transactions in fund shares		42,824	$966,982	30,321	$584,582

Shares Outstanding and Net Assets
		11/1/06-10/31/07		11/1/05-10/31/06
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		93,925	$1,948,014	63,604	$1,067,880
Total increase	+	42,824	1,603,571	30,321	880,134

End of period		136,749	$3,551,585	93,925	$1,948,014

Net investment income not yet distributed			$5,187		$8,883

See financial notes 43

 Laudus MarketMasters Funds

Financial Notes

1.	Business Structure of the Funds:

Each of the funds discussed in this report is a series of Schwab Capital Trust (the “trust”), a no-load, open-end management investment company. The trust organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940 (the “1940 Act”), as amended. The list below shows all the funds in the trust including the funds discussed in this report, which are highlighted:

Schwab Capital Trust (organized May 7, 1993)
Laudus U.S. MarketMasters Fund
Laudus Small-Cap MarketMasters Fund
Laudus International MarketMasters Fund
Schwab S&P 500 Index Fund
Schwab Institutional Select S&P 500 Fund
Schwab Small-Cap Index Fund
Schwab Total Stock Market Index Fund
Schwab International Index Fund
Schwab MarketTrack All Equity Portfolio
Schwab MarketTrack Growth Portfolio
Schwab MarketTrack Balanced Portfolio
Schwab MarketTrack Conservative Portfolio
Schwab Viewpoints Fund
Schwab Premier Equity Fund
Schwab Core Equity Fund
Schwab Dividend Equity Fund
Schwab Large-Cap Growth Fund
Schwab Small-Cap Equity Fund
Schwab Hedged Equity Fund
Schwab Financial Services Fund
Schwab Health Care Fund
Schwab Technology Fund
Schwab Target 2010 Fund
Schwab Target 2020 Fund
Schwab Target 2030 Fund
Schwab Target 2040 Fund
Schwab Retirement Income Fund
Schwab Fundamental US Large Company Index Fund
Schwab Fundamental US Small-Mid Company Index Fund
Schwab Fundamental International Large Company Index Fund

Laudus MarketMasters Funds offer two share classes: Investor Shares and Select Shares®. Shares of each class represent interest in the same portfolio, but each class has different expenses and investment minimums.

Shares are bought and sold at net asset value, or NAV, which is the price for all outstanding shares. Each share has a par value of 1/1,000 of a cent, and the trustees may authorize the issuance of as many shares as necessary.

Effective November 1, 2004, the Schwab MarketMasters Funds were renamed the Laudus MarketMasters Funds.

2.	Significant Accounting Policies:

The following is a summary of the significant accounting policies the funds used in the preparation of financial statements. The accounting policies are in conformity with accounting principles generally accepted in the United States of America.

(a)	Security Valuation:

The funds value the securities in their portfolios every business day. The funds use the following policies to value various types of securities:

•	Securities traded on an exchange or over-the-counter: valued at the closing value for the day, or, on days when no closing value has been reported, halfway between the most recent bid and asked quotes. Securities that are primarily traded on foreign exchanges are valued at the closing values of such securities on their respective exchanges with these values then translated into U.S. dollars at the current exchange rate.

•	Securities for which no quoted value is available or when a significant event has occurred between the time of the security’s last close and the time the fund calculates net asset value: valued at fair value, as determined in good faith by the funds’ investment adviser using guidelines adopted by the funds’ Board of Trustees and the Pricing Committee. Some of the more common reasons that may necessitate that a security be valued at fair value include: the security’s trading has been halted or suspended; the security has been de-listed from a national exchange; the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; the security’s primary pricing source is not able or willing to provide a price, or certain foreign securities closing market values adjusted for changes in value that may occur between the close of foreign exchange and the time at which fund shares are priced. The Board of Trustees regularly reviews fair value determinations, made by the funds, pursuant to the procedures.

44

 Laudus MarketMasters Funds

Financial Notes (continued)

2. Significant Accounting Policies (continued):

•	Bonds and notes: valued at halfway between the most recent bid and asked quotes or, if such quotes are unavailable, at prices for securities of comparable maturity, credit quality and type. Valuations for bonds and notes are provided by an independent bond-pricing service.

•	Futures and forward currency contracts: valued at their settlement prices as of the close of their exchanges (for futures) or at a market value based on that day’s exchange rates (for forwards). When a fund closes out a futures or forwards position, it calculates the difference between the value of the position at the beginning and at the end of the contract, and records a realized gain or loss accordingly.

•	Short-term securities (60 days or less to maturity): valued at amortized cost.

•	Mutual funds: valued at their respective net asset values as determined by those funds in accordance with the 1940 Act for a given day.

(b)	Portfolio Investments:

Delayed-Delivery: The funds may buy securities on a delayed-delivery basis. In these transactions, the funds agree to buy a security for a stated price, with settlement generally occurring within two weeks. If the security’s value falls before settlement occurs, the funds could end up paying more for the security than its market value at the time of settlement. The funds have set aside sufficient securities as collateral for those securities bought on a delayed-delivery basis.

Futures Contract: The funds may invest in futures contracts. Futures contracts involve certain risks because they can be very sensitive to market movements.

One risk is that the price of a futures contract may not move in perfect correlation with the price of the underlying securities. Another risk is that, at certain times, it may be impossible for a fund to close out a position in a futures contract, due to a difference in trading hours or to market conditions that may reduce the liquidity for a futures contract or its underlying securities. The potential for losses associated with futures contracts may exceed amounts recorded in the Statement of Assets and Liabilities.

Because futures carry inherent risks, a fund must give the broker a deposit of cash and/or securities (the “initial margin”) whenever it enters into the futures contract. The amount of the deposit may vary from one contract to another, but it is generally a percentage of the contract amount.

Futures are traded publicly on exchanges, and their market value changes daily. A fund records the change daily in market value of futures, and also the change in the amount of margin deposit required (“due to/from broker”).

Forward Currency Contract: Laudus International MarketMasters Fund may invest in forward currency contracts in connection with the purchase and sale of portfolio securities to minimize the uncertainty of changes in future foreign currency exchange rates. “Forwards”, as they are known, are contracts to buy and sell a currency at a set price on a future date. Forwards are similar to futures except that they are not publicly traded, but are agreements directly between two parties.

As with futures, forwards involve certain risks that are not fully reflected in the fund’s financials. If counter-parties to the contracts or if the value of the foreign currency changes unfavorably, the fund could sustain a loss.

Repurchase Agreement: The funds may enter into a repurchase agreement. In a repurchase agreement, a fund buys a security from another party (usually a financial institution) with the agreement that it be sold back in the future. The date, price and other conditions are all specified when the agreement is created.

The funds’ repurchase agreements will be fully collateralized by U.S. government securities. All collateral is held by the funds’ custodian (or, with tri-party agreements, the agent’s bank) and is monitored daily to ensure that its market value is at least equal to the repurchase price under the agreement.

(c)	Security Transactions:

Security transactions are recorded as of the date the order to buy or sell the security is executed. Realized gains and losses from security transactions are based on the identified costs of the securities involved.

 45

 Laudus MarketMasters Funds

Financial Notes (continued)

2. Significant Accounting Policies (continued):

Assets and liabilities denominated in foreign currencies are reported in U.S. dollars. For assets and liabilities held on a given date, the dollar value is based on market exchange rates in effect on that date. Transactions involving foreign currencies, including purchases, sales, income receipts and expense payments, are calculated using exchange rates in effect on the transaction date.

(d)	Investment Income:

Interest Income is recorded as it accrues. Dividends and distributions from portfolio securities and underlying funds are recorded on the date they are effective (the ex-dividend date), although the funds record certain foreign security dividends on the day they learn of the ex-dividend date.

(e)	Expenses:

Expenses that are specific to a fund or a class within the trust are charged directly to that fund or class. Expenses that are common to all funds within the trust generally are allocated among the funds in proportion to their average daily net assets.

For funds offering multiple share classes, the net investment income, other than class specific expenses, and the realized and unrealized gains or losses, are allocated daily to each class in proportion to its net assets.

(f)	Distributions to Shareholders:

The funds make distributions from net investment income and net realized capital gains once a year.

(g)	Custody Credit:

Each fund has an arrangement with its custodian bank under which the fund receives a credit for its uninvested cash balance to offset its custody fees and accounting fees. The credit amounts (if any) are disclosed in the Statement of Operations as a reduction to the fund’s operating expenses.

(h)	Accounting Estimates:

The accounting policies described in this report conform with accounting principles generally accepted in the United States of America. Notwithstanding this, shareholders should understand that in order to follow these principles, fund management has to make estimates and assumptions that affect the information reported in the financial statements. It’s possible that once the results are known, they may turn out to be different from these estimates.

(i)	Federal Income Taxes:

The funds intend to meet federal income and excise tax requirements for regulated investment companies. Accordingly, the funds distribute substantially all of their net investment income and realized net capital gains (if any) to their respective shareholders each year. As long as a fund meets the tax requirements, it is not required to pay federal income tax.

Each fund maintains its own account for purposes of holding assets and accounting, and is considered a separate entity for tax purposes.

(j)	Indemnification:

Under the funds’ organizational documents, the officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the funds. In addition, in the normal course of business the funds enter into contracts with their vendors and others that provide general indemnifications. The funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the funds. However, based on experience, the funds expect the risk of loss to be remote.

46

 Laudus MarketMasters Funds

Financial Notes (continued)

2. Significant Accounting Policies (continued):

(k)	New Accounting Standards:

Financial Accounting Standards Board Interpretation (FIN) No. 48 — Accounting for Uncertainty in Income Taxes — an Interpretation of SFAS No. 109, was issued in July 2006 and is effective for fiscal years beginning after December 15, 2006. This Interpretation provides new requirements for the recognition, measurement, and disclosure in the financial statements of a tax position taken or expected to be taken in a tax return when there is uncertainty about whether that tax position will ultimately be sustained. A fund with a fiscal year ending October 31 will implement FIN 48 no later than April 30, 2008, and it will apply to all open tax years.

Management is currently evaluating the impact of adopting FIN 48, and at this time, believes that the adoption will have no material impact on each fund’s financial statements.

In September 2006, the Financial Accounting Standards Board (FASB) issued Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (SFAS No. 157). SFAS No. 157 defines fair value, establishes a framework for measuring fair value in accordance with generally accepted accounting principles and expands disclosure about fair value measurements. SFAS No. 157 is effective for fiscal years beginning after November 15, 2007. Management is currently evaluating the impact of adopting SFAS No. 157 on each fund’s financial statements.

3.	Affiliates and Affiliated Transactions:
(All dollar amounts are x 1,000)

Charles Schwab Investment Management, Inc. (CSIM or the investment adviser), a wholly owned subsidiary of The Charles Schwab Corporation, serves as each fund’s investment adviser and administrator pursuant to an Investment Advisory and Administration Agreement (Advisory Agreement) between it and the trust.

For its advisory and administrative services to each fund, the investment adviser is entitled to receive an annual fee payable monthly based on the funds’ average daily net assets described as follows:

	U.S.	Small-Cap	International
	MarketMasters	MarketMasters	MarketMasters
Average daily net assets	Fund	Fund	Fund

First $500 million	0.925%	1.17%	1.29%
$500 million to $1 billion	0.92%	1.13%	1.27%
Over $1 billion	0.91%	1.07%	1.25%

Charles Schwab & Co., Inc. (“Schwab”), is an affiliate of the investment adviser and is the trust’s transfer agent and shareholder services agent.

For its transfer agent and shareholder services, Schwab is entitled to receive an annual fee payable monthly based on the funds’ average daily net assets described as follows:

	Transfer Agent Fees	Shareholder Service Fees

Investor Shares	0.05%	0.20%
Select Shares	0.05%	0.15%

Although these agreements specify certain fees for these services, CSIM and Schwab have made additional agreements with the funds to limit the total expenses charged, excluding interest, taxes and certain non-routine expenses through February 27, 2008, as follows:

	U.S.
	MarketMasters	Small-Cap	International
	Fund	MarketMasters Fund	MarketMasters Fund

Investor Shares	1.25%	1.55%	1.65%
Select Shares	1.07%	1.37%	1.47%

 47

 Laudus MarketMasters Funds

Financial Notes (continued)

3.	Affiliates and Affiliated Transactions (continued): (All dollar amounts are x 1,000)

The funds may make direct transactions with certain other Schwab Funds when practical. When one fund is seeking to sell a security that another is seeking to buy, an interfund transaction can allow both funds to benefit by reducing transaction costs. This practice is limited to funds that share the same investment adviser, trustees and officers. As of October 31, 2007, each fund’s total security transactions (including in-kind redemptions) with other Schwab Funds were as follows:

U.S. MarketMasters Fund	$—
Small-Cap MarketMasters Fund	—
International MarketMasters Fund	100

Pursuant to an exemptive order issued by the SEC, the funds may enter into interfund borrowing and lending transactions within the Schwab Funds. All loans are for temporary or emergency purposes only. The interest rate charged on the loan is the average of the overnight repurchase agreement rate and the short-term bank loan rate. The interfund lending facility is subject to the oversight and periodic review of the Board of Trustees of the Schwab Funds. There was no interfund borrowing or lending activity for any funds during the period.

Trustees

Trustees may include people who are officers and/or directors of the investment adviser or Schwab. Federal securities law limits the percentage of such “interested persons” who may serve on a trust’s board, and the trust was in compliance with these limitations throughout the report period. The trust did not pay any of these persons for their service as trustees, but it did pay non-interested persons (independent trustees), as noted in each fund’s Statement of Operations.

4.	Borrowing from Banks:

The funds may borrow money from banks and custodians. The funds may obtain temporary bank loans through the trusts to which they belong, to use for meeting shareholder redemptions or for extraordinary or emergency purposes. The Schwab Funds have custodian overdraft facilities and uncommitted line of credit arrangements of $150 million and $100 million with State Street Corporation and Bank of America, N.A., respectively. The funds pay interest on the amounts they borrow at rates that are negotiated periodically. There were no borrowings from the line of credit for any funds during the period.

5.	Purchases and Sales of Investment Securities:
(All dollar amounts are x 1,000)

For the fiscal year ended October 31, 2007, purchases and sales of securities (excluding short-term obligations) were as follows:

	Purchases of Securities	Sales/Maturities of Securities

U.S. MarketMasters Fund	$82,257	$98,161
Small-Cap MarketMasters Fund	522,504	130,782
International MarketMasters Fund	2,607,045	1,798,770

6.	Redemption Fee:
(All dollar amounts are x 1,000)

The funds may impose a short-term redemption fee on any fund shares that are redeemed or exchanged by a shareholder within a specified number of days of the purchase date. The funds charge a redemption fee of 2.00% on shares held less than 30 days.

48

 Laudus MarketMasters Funds

Financial Notes (continued)

6.	Redemption Fee (continued): (All dollar amounts are x 1,000)

Such amounts are net of the redemption fee proceeds on the Statement of Changes in Net Assets. The redemption fees charged during the current period and prior fiscal year are:

	Current Period	Prior Period
	(11/01/06-10/31/07)	(11/01/05-10/31/06)

U.S. MarketMasters Fund
Investor Shares	$8	$5
Select Shares		—
Small-Cap MarketMasters Fund
Investor Shares	2	3
Select Shares	3	—
International MarketMasters Fund
Investor Shares	151	89
Select Shares	33	47

7.	Federal Income Taxes:
(All dollar amounts are x 1,000)

As of October 31, 2007, the components of distributable earnings on a tax-basis were as follows:

	U.S.	Small-Cap	International
	MarketMasters	MarketMasters	MarketMasters
	Fund	Fund	Fund

Undistributed ordinary income	$60	$2,317	$89,979
Undistributed long-term capital gains	—	10,958	200,687
Unrealized appreciation	32,647	39,580	844,472
Unrealized depreciation	(3,936)	(15,200)	(33,589)
Other unrealized appreciation/(depreciation)	—	—	100

Net unrealized appreciation/(depreciation)	28,711	24,380	810,983

The primary difference between book-basis and tax-basis unrealized appreciation or unrealized depreciation of investments is the tax deferral of losses on wash sales.

Capital loss carry forwards may be used to offset future realized capital gains for federal income tax purposes. As of October 31, 2007, the funds had no capital loss carry forwards, and $16,660 of capital losses carried from prior years for U.S. MarketMasters Fund were utilized to offset current year’s capital gains.

	U.S.	Small-Cap	International
	MarketMasters	MarketMasters	MarketMasters
Expire	Fund	Fund	Fund

2010	$3,737	$—	$—
2011	604

Total	$4,341	$—	$—

 49

 Laudus MarketMasters Funds

Financial Notes (continued)

7.	Federal Income Taxes (continued): (All dollar amounts are x 1,000)

The tax-basis components of distributions paid during the current and prior fiscal years were:

	U.S.	Small-Cap	International
	MarketMasters	MarketMasters	MarketMasters
	Fund	Fund	Fund

Current period distributions
Ordinary income	$588	$2,643	$15,970
Long-term capital gains	—	12,710	151,793
Return of capital	—	—	—

Prior period distributions
Ordinary income	206	—	$11,356
Long-term capital gains	—	8,918	—
Return of capital	—	—	—

Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financing reporting purposes. These differences are due primarily to differing treatment for items such as non-U.S. currency gains and losses, short-term capital gains and losses; capital losses related to wash sales, unrealized appreciation of certain investments in non-U.S. securities: paydowns on fixed-income securities; and income on certain investments. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by each fund for financial reporting purposes. Each fund may also designate a portion of the amount paid to redeeming shareholders as a distribution for tax purposes.

The permanent book and tax basis differences may result in reclassifications between capital account and other accounts as required. The adjustments will have no impact on net assets or the results of operations. As of October 31, 2007, the funds made the following reclassifications:

	U.S.	Small-Cap	International
	MarketMasters	MarketMasters	MarketMasters
	Fund	Fund	Fund

Capital shares	$—	$(1)	$—
Undistributed net investment income	(1)	781	(4,817)
Net realized capital gains and losses	1	(780)	4,817

50

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders of:
Laudus U.S. MarketMasters Fund
Laudus Small-Cap MarketMasters Fund
Laudus International MarketMasters Fund

In our opinion, the accompanying statements of assets and liabilities, including the portfolio holdings, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Laudus U.S. MarketMasters Fund, Laudus Small-Cap MarketMasters Fund, and Laudus International MarketMasters Fund (three of the portfolios constituting Schwab Capital Trust, hereafter collectively referred to as the ‘Funds‘) at October 31, 2007, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as ‘financial statements‘) are the responsibility of the Funds’ management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2007 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
San Francisco, California
December 13, 2007

 51

Other Federal Tax Information (unaudited)
(All dollar amounts are x 1,000)

For corporate shareholders, the following percentage of the funds dividend distributions paid during the fiscal year ended October 31, 2007, qualify for the corporate dividends received deduction:

Percentage

U.S. MarketMasters Fund	100%
Small-Cap MarketMasters Fund	20
International MarketMasters Fund	—

For the fiscal year ended October 31, 2007, the funds designate the following amounts of the dividend distributions as qualified dividends for the purpose of the maximum rate under section 1(h)(ii) of the Internal Revenue Code. Shareholders will be notified in January 2008 via IRS form 1099 of the amounts for use in preparing their 2007 income tax return.

U.S. MarketMasters Fund	$588
Small-Cap MarketMasters Fund	$619
International MarketMasters Fund	$15,970

The Laudus International MarketMasters Fund may elect to pass on the benefits of the foreign tax credit of $3,225 to its shareholders for the year ended October 31, 2007. The respective foreign source income on the Fund is $50,635.

52

Investment Advisory and Sub-Advisory Agreement Approval

The Investment Company Act of 1940 (the “1940 Act”) requires that initial approval of, as well as the continuation of, a fund’s investment advisory agreements must be specifically approved (1) by the vote of the trustees or by a vote of the shareholders of the fund, and (2) by the vote of a majority of the trustees who are not parties to the investment advisory agreements or “interested persons” of any party (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval. In connection with such approvals, the fund’s trustees must request and evaluate, and the investment adviser is required to furnish, such information as may be reasonably necessary to evaluate the terms of the advisory agreements. In addition, the Securities and Exchange Commission (the “SEC”) takes the position that, as part of their fiduciary duties with respect to fund fees, fund boards are required to evaluate the material factors applicable to a decision to approve an investment advisory agreement.

Consistent with these responsibilities, the Board of Trustees (the “Board” or the “Trustees”, as appropriate) calls and holds one or more meetings each year that are dedicated, in whole or in part, to considering whether to renew the investment advisory agreements between Schwab Capital Trust (the “Trust”) and CSIM (the “Agreement”) with respect to existing funds in the Trust, including the funds covered in this annual report, and the individual sub-advisory agreements between CSIM and Harris Associates L.P., TCW Investment Management Company, Thornburg Investment Management, Inc. and Gardner Lewis Asset Management L.P. relating to Laudus U.S. MarketMasters Fund; CSIM and TAMRO Capital Partners, LLC, TCW Investment Management Company and Tocqueville Asset Management LP relating to Laudus Small-Cap MarketMasters Fund; and CSIM and American Century Global Investment Management, Inc., Harris Associates L.P. and William Blair & Company, LLC relating to the Laudus International MarketMasters Fund (collectively, the “Sub-Advisers”). Such investment advisory and sub-advisory agreements are collectively referred to herein as the “Agreements”. The Trustees also review certain other agreements pursuant to which CSIM provides investment advisory services to certain other registered investment companies. In preparation for the meeting(s), the Board requests and reviews a wide variety of materials provided by CSIM and the Sub-Advisers, including information about their affiliates, personnel and operations. The Board also receives extensive data provided by third parties. This information is in addition to the detailed information about the funds that the Board reviews during the course of each year, including information that relates to fund operations and fund performance. The Independent Trustees receive advice from independent counsel to the Independent Trustees, including a memo regarding the responsibilities of trustees for the approval of investment advisory contracts. In addition, the Independent Trustees meet in executive session outside the presence of fund management and participate in question and answer sessions with representatives of CSIM and the Sub-Advisers, as appropriate. The Board also discusses with CSIM the funds’ operations and CSIM’s ability, consistent with the “manager of managers” structure of each of the funds to (i) identify and recommend to the trustees sub-advisers for each fund, (ii) monitor and oversee the performance and investment capabilities of each sub-adviser, and (iii) recommend the replacement of a sub-adviser when appropriate.

The Board, including a majority of the Independent Trustees, considered information specifically relating to its consideration of the continuance of the Agreements at meetings held on May 2, 2007, and June 5, 2007, and approved the renewal of the Agreements for an additional one year term at the meeting held on June 5, 2007. The Board’s approval of the Agreements was based on consideration and evaluation of a variety of specific factors discussed at these meetings and at prior meetings, including:

1.	the nature, extent and quality of the services provided to the funds under the Agreements, including the resources of CSIM and its affiliates, and the Sub-Advisers, dedicated to the funds;

2.	each fund’s investment performance and how it compared to that of certain other comparable mutual funds;

3.	each fund’s expenses and how those expenses compared to those of certain other comparable mutual funds and other types of accounts;

4.	the profitability of CSIM and its affiliates, including Charles Schwab & Co., Inc. (“Schwab”), with respect to each fund, including both direct and indirect benefits accruing to CSIM and its affiliates, as well as the profitability of the Sub-Advisers; and

5.	the extent to which economies of scale would be realized as the funds grow and whether fee levels in the Agreements reflect those economies of scale for the benefit of fund investors.

Nature, Extent and Quality of Services.  The Board considered the nature, extent and quality of the services provided by CSIM to the funds and the resources of CSIM and its affiliates dedicated to the funds. In this regard, the Trustees evaluated, among other things, CSIM’s personnel,

 53

experience, track record and compliance program. The information considered by the Trustees included specific information concerning changes in the nature, extent and quality of services provided by CSIM since the Trustees had last considered approval of the Agreements. The Trustees also considered investments in CSIM’s mutual fund infrastructure and the fact that Schwab’s wide range of products, services, and channel alternatives such as free advice, investment and research tools, Internet access, and an array of account features that benefit the funds and their shareholders. The Trustees also considered CSIM’s top three ranking in an independent survey regarding mutual fund client loyalty, Schwab’s excellent reputation as a full service brokerage firm and its overall financial condition. In addition, the Trustees considered that many of the funds’ shareholders are also brokerage clients of Schwab. The Board also considered the nature, extent and quality of the sub-advisory services provided by the Sub-Advisers to the funds and the resources each dedicates to the funds. In this regard, the Trustees evaluated among other things, each Sub-Adviser’s personnel, experience and compliance program. Following such evaluation, the Board concluded, within the context of its full deliberations, that the nature, extent and quality of services provided by CSIM and the Sub-Advisers to the funds and the resources of CSIM, and its affiliates, and the Sub-Advisers dedicated to the funds supported renewal of the Agreements.

Fund Performance.  The Board considered fund performance in determining whether to renew the Agreements. Specifically, the Trustees considered each fund’s performance relative to a peer group and peer category of other mutual funds and appropriate indices/benchmarks, in light of total return, yield, when applicable, and market trends. As part of this review, the Trustees considered the composition of the peer group and peer category, selection criteria and the reputation of the third party who prepared the peer group and peer category analysis. In evaluating the performance of each fund, the Trustees considered both risk and shareholder risk expectations for such fund and the appropriateness of the benchmark used to compare the performance of each fund. In addition, the Trustees considered whether irrespective of relative performance, each Sub-Adviser’s absolute performance was consistent with expectations for such Sub-Adviser’s unique investment methodology. The Trustees further considered the level of fund performance in the context of its review of fund expenses and adviser profitability discussed below. Following such evaluation the Board concluded, within the context of its full deliberations, that the performance of the funds supported renewal of the Agreements.

Fund Expenses.  With respect to the funds’ expenses, the Trustees considered the rate of compensation called for by the Agreements, and each fund’s net operating expense ratio, in each case, in comparison to those of other comparable mutual funds, such peer groups and comparisons having been selected and calculated by an independent third party. The Trustees considered the effects of CSIM’s and Schwab’s historical practice of voluntarily waiving management and other fees to prevent total fund expenses from exceeding a specified cap. The Trustees also considered fees charged by CSIM and the Sub-Advisers to other similarly managed mutual funds and to other types of accounts, such as separate accounts, pooled vehicles and wrap accounts, but, with respect to such other types of accounts, accorded less weight to such comparisons due to the different legal, regulatory, compliance and operating features of mutual funds as compared to these other types of accounts. Following such evaluation, the Board concluded, within the context of its full deliberations, that the expenses of the funds are reasonable and supported renewal of the Agreements.

Profitability.  With regard to profitability, the Trustees considered the compensation flowing to CSIM and its affiliates, directly or indirectly and the compensation flowing to the Sub-Advisers, directly or indirectly. In this connection, the Trustees reviewed management’s profitability analyses, together with certain commentary thereon from an independent accounting firm. The Trustees also considered any other benefits derived by CSIM and the Sub-Advisers from their relationship with the funds, such as whether, by virtue of its management of the funds, CSIM or any Sub-Adviser obtains investment information or other research resources that aid it in providing advisory services to other clients. The Trustees considered whether the varied levels of compensation and profitability under the Agreements and other service agreements were reasonable and justified in light of the quality of all services rendered to each fund by CSIM and the Sub-Advisers and their respective affiliates. The Board also considered the profitability of the Sub-Advisers with respect to the sub-advisory services they provide to the funds, although, when doing so, the Board took into account the fact that the Sub-Advisers are compensated by CSIM, and not by the funds directly, and such compensation with respect to any Sub-Adviser reflects an arms-length negotiation between the Sub-Adviser and CSIM. The Board also considered information relating to changes to CSIM’s business operations and how these changes affected CSIM’s profitability under the Agreements. Based on this evaluation, the Board concluded, within the context of its full deliberations, that the profitability of CSIM and the Sub-Advisers is reasonable and supported renewal of the Agreements.

Economies of Scale.  The Trustees considered the existence of any economies of scale and whether those are passed along to a fund’s shareholders through a graduated investment advisory fee schedule or other means, including any

54

fee waivers by CSIM and its affiliates. In this regard, and consistent with their consideration of fund expenses, the Trustees considered that CSIM and Schwab have previously committed resources to minimize the effects on shareholders of diseconomies of scale during periods when fund assets were relatively small through their contractual expense waivers. For example, such diseconomies of scale may particularly affect newer funds or funds with investment strategies that are from time to time out of favor, but shareholders may benefit from the continued availability of such funds at subsidized expense levels. The Trustees also considered existing contractual investment advisory fee schedules that include lower fees at higher graduated asset levels. The Board also considered certain existing commitments by CSIM and Schwab that are designed to pass along potential economies of scale to fund shareholders. Based on this evaluation the Board concluded, within the context of its full deliberations, that the funds obtain reasonable benefit from economies of scale.

In the course of their deliberations, the Trustees did not identify any particular information or factor that was all-important or controlling. Based on the Trustees’ deliberation and their evaluation of the information described above, the Board, including all of the Independent Trustees, unanimously approved the continuation of the Agreements and concluded that the compensation under the Agreements is fair and reasonable in light of such services and expenses and such other matters as the trustees have considered to be relevant in the exercise of their reasonable judgment.

Veredus Asset Management, LLC (“Veredus”) served as investment sub-adviser to the Laudus Small-Cap MarketMasters Fundtm (the “Fund”) pursuant to a sub-advisory agreement between Charles Schwab Investment Management, Inc. (“CSIM”), the Fund’s investment adviser and Veredus (the “Current Sub-Advisory Agreement”). On June 5, 2007, the Board of Trustees of Schwab Capital Trust (the “Trust”) authorized the officers of the Trust, to terminate on behalf of the Fund, the Current Sub-Advisory Agreement, dated January 16, 2002, as amended, between CSIM and Veredus, effective June 30, 2007.

At a meeting of the Board of Trustees of the Trust held on June 5, 2007, CSIM recommended, and the Board of Trustees, including a majority of Trustees who are not parties to the investment sub-advisory agreement or “interested persons” (as defined in the 1940 Act) of any party to the agreement (the “Independent Trustees”), approved a new investment sub-advisory agreement between CSIM and Neuberger Berman Management Inc. (“Neuberger”) (the “New Sub-Advisory Agreement”), to appoint Neuberger as sub-adviser to the Fund. The New Sub-Advisory Agreement to be effective on June 5, 2007, although Neuberger did not start managing a portion of the Fund until approximately July 1, 2007.

On June 5, 2007, the Board of Trustees held a meeting to decide, among other things, whether to approve the new Sub-Advisory Agreement. Before the meeting and in preparation for it, the Board of Trustees requested and received written materials from Neuberger about its (a) quality of investment management and other services; (b) investment management personnel; (c) operations and financial condition; (d) brokerage practices (including any soft dollar arrangements) and other investment strategies; (e) the level of the sub-advisory fees the Fund is charged, (f) the Fund’s overall fees and operating expenses; (g) Neuberger’s compliance systems; (h) Neuberger’s policies on and compliance procedures for personal securities transactions; (i) Neuberger’s reputation, expertise and resources in international financial markets; (j) Neuberger’s performance compared with similar advisers; and (k) Neuberger’s performance with respect to similar accounts managed by Neuberger. At the meeting, representatives from CSIM presented additional oral and written information to the Board of Trustees to help the Trustees evaluate Neuberger’s fees and other aspects of its agreement, including information about the Fund’s overall fees and operating expenses. When considering the fees to be paid to Neuerger, the Board took into account the fact that Neuberger will be compensated by CSIM, and not by the Fund directly, and that such compensation reflects an arms-length negotiation between CSIM and Neuberger. The Board of Trustees then discussed the written materials that they received before the meeting and CSIM’s oral presentations and other information that the Trustees received at the meeting, and deliberated on the approval of the New Sub-Advisory Agreement in light of this information. In their deliberations, the Board of Trustees did not identify any single piece of information that was all-important or controlling. Based on the Board of Trustees’ deliberations and its evaluation of the information described above, the Board of Trustees, including all of the Independent Trustees, unanimously: (a) concluded that the terms of the New Sub-Advisory Agreement are fair and reasonable; and (b) concluded that Neuberger’s fees are reasonable in light of the services that they provide to the Fund. The required Notice to Shareholders was sent to existing shareholders on June 14, 2007.

 55

Trustees and Officers

The tables below give information as of October 31, 2007, about the trustees and officers for The Schwab Capital Trust, which includes the funds covered in this report. The “Fund Complex” includes the Charles Schwab Family of Funds, Schwab Capital Trust, Schwab Investments, Schwab Annuity Portfolios, and Laudus Trust. As of October 31, 2007, the Fund Complex included 70 funds.

The address for all trustees and officers is 101 Montgomery Street, San Francisco, CA 94104. You can find more information about the trustees and officers in the Statement of Additional Information, which is available free by calling 1-800-435-4000.

Independent Trustees
Name, Year of Birth,		Number of
and Position(s) with	Principal	Portfolios in
the trust; (Terms of	Occupations	Fund Complex
office, and length of	During the	Overseen by
Time Served1)	Past Five Years	the Trustee	Other Directorships

Mariann Byerwalter 1960 Trustee (Trustee of Schwab Capital Trust since 2000.)	Chairman of JDN Corporate Advisory LLC.	70	Board 1—Director, Redwood Trust, Inc. Board 2—Director, PMI Group, Inc.

Donald F. Dorward 1931 Trustee (Trustee of Schwab Capital Trust since 1989.)	Chief Executive Officer, Dorward & Associates (corporate management, marketing and communications consulting firm). From 1996-1999, Executive Vice President and Managing Director, Grey Advertising. Prior to 1996, President and Chief Executive Officer, Allen & Dorward Advertising.	60	None.

William A. Hasler 1941 Trustee (Trustee of Schwab Capital Trust since 2000.)	Dean Emeritus, Haas School of Business, University of California, Berkeley. Until February 2004, Co-Chief Executive Officer, Aphton Corp. (bio-pharmaceuticals).	70	Board 1—Director, Mission West Properties
Board 2—Director, TOUSA
Board 3—Director, Harris-Stratex Networks
Board 4—Director, Genitope Corp.
Board 5—Director & Non-Executive Chairman, Solectron Corp.
			Board 6—Director, Ditech Networks

Robert G. Holmes 1931 (Trustee of Schwab Capital Trust since 1989.)	Chairman, Chief Executive Officer and Director, Semloh Financial, Inc. (international financial services and investment advisory firm).	60	None.

Gerald B. Smith 1950 Trustee (Trustee of Schwab Capital Trust since 2000.)	Chairman, Chief Executive Officer and founder of Smith Graham & Co.(investment advisors).	60	Board 1—Board of Cooper Industries Board 2—Chairman of the Audit Committee of Oneok Partners LP

Donald R. Stephens 1938 Trustee (Trustee of Schwab Capital Trust since 1989.)	Managing Partner, D. R. Stephens & Company (investments).	60	None.

56

Independent Trustees continued
Name, Year of Birth,		Number of
and Position(s) with	Principal	Portfolios in
the trust; (Terms of	Occupations	Fund Complex
office, and length of	During the	Overseen by
Time Served1)	Past Five Years	the Trustee	Other Directorships

Michael W. Wilsey 1943 Trustee (Trustee of Schwab Capital Trust since 1989.)	Chairman, Chief Executive Officer, Wilsey Bennett, Inc. (real estate investment and management, and other investments).	60	None.

Interested Trustees
Name, Year of Birth,		Number of
and Position(s) with	Principal	Portfolios in
the trust; (Terms of	Occupations	Fund Complex
office, and length of	During the	Overseen by
Time Served )	Past Five Years	the Trustee	Other Directorships

Charles R. Schwab[2] 1937 Chairman and Trustee (Chairman and Trustee of Schwab Capital Trust since 1989.)	Chairman, Chief Executive Officer and Director, The Charles Schwab Corporation, Charles Schwab & Co., Inc.; Chairman and Director, Charles Investment Management, Inc., Charles Schwab Bank, N.A.; Chairman and Chief Executive Officer, Schwab (SIS) Holdings Inc. I, Schwab International Holdings, Inc.; Chief Executive Officer and Director, Schwab Holdings, Inc. Through June 2007, Director, U.S. Trust Company, N.A., U.S. Trust Company of New York. Until May 2003, Co-Chief Executive Officer, The Charles Schwab Corporation.	60	None

Randall W. Merk[2] 1954 Trustee (Trustee of Schwab Capital Trust since 2005.)	Executive Vice President and President, Investment Management Services, Charles Schwab & Co., Inc.; Executive Vice President, Charles Schwab & Co., Inc. (2002— present); President and Chief Executive Officer, Charles Schwab Investment Management, Inc. (2007-present); Director, Charles Schwab Asset Management (Ireland) Limited and Charles Schwab Worldwide Funds PLC. From September 2002 to July 2004, Chief Executive Officer and President, Charles Schwab Investment Management, Inc. and Executive Vice President, Charles Schwab & Co., Inc.	70	None.

 57

Officers of the Trust
Name, Year of Birth, and Position(s)
with the trust; (Terms of office, and
length of Time Served3)	Principal Occupations During the Past Five Years

Randall W. Merk 1954 President and Chief Executive Officer (Officer of Schwab Capital Trust since 2007.)	Executive Vice President and President, Investment Management Services, Charles Schwab & Co., Inc.; Executive Vice President, Charles Schwab & Co., Inc. (2002— present); President and Chief Executive Officer, Charles Schwab Investment Management, Inc. (2007-present); Director, Charles Schwab Asset Management (Ireland) Limited and Charles Schwab Worldwide Funds PLC. From September 2002 to July 2004, Chief Executive Officer and President, Charles Schwab Investment Management, Inc. and Executive Vice President, Charles Schwab & Co., Inc.

George Pereira 1964 Treasurer and Principal Financial Officer (Officer of Schwab Capital Trust since 2004.)	Senior Vice President and Chief Financial Officer, Charles Schwab Investment Management, Inc.; Chief Financial Officer, Laudus Trust and Laudus Variable Insurance Trust; Director, Charles Schwab Worldwide Fund, PLC and Charles Schwab Asset Management (Ireland) Limited. Through June 2007, Treasurer, Chief Financial Officer and Chief Accounting Officer, Excelsior Funds Inc., Excelsior Tax-Exempt Funds, Inc. and Excelsior Funds Trust; Chief Financial Officer, Mutual Fund Division, UST Advisors, Inc. From December 1999 to November 2004, Sr. Vice President, Financial Reporting, Charles Schwab & Co. Inc.

Kimon Daifotis 1959 Senior Vice President and Chief Investment Officer-Fixed Income (Officer of Schwab Capital Trust since 2004.)	Senior Vice President and Chief Investment Officer-Fixed Income, Charles Schwab Investment Management, Inc. Prior to 2004, Vice President and Sr. Portfolio Manager, Charles Schwab Investment Management, Inc.

Jeffrey Mortimer 1963 Senior Vice President and Chief Investment Officer-Equities (Officer of Schwab Capital Trust since 2004.)	Senior Vice President and Chief Investment Officer-Equities, Charles Schwab Investment Management, Inc.; Vice President and Chief Investment Officer, Laudus Trust and Laudus Variable Insurance Trust. Prior to 2004, Vice President and Sr. Portfolio Manager, Charles Schwab Investment Management, Inc.

Randall Fillmore 1960 Chief Compliance Officer and AML Officer (Officer of Schwab Capital Trust since 2002.)	Senior Vice President and Chief Compliance Officer, Charles Schwab Investment Management, Inc.; Senior Vice President, Charles Schwab & Co. Inc.; Chief Compliance Officer, Laudus Trust and Laudus Variable Insurance Trust. Through June 2007, Chief Compliance Officer, Excelsior Funds Inc., Excelsior Tax-Exempt Funds, Inc., and Excelsior Funds Trust. From 2002 to 2003, Vice President, Charles Schwab & Co., Inc. and Charles Schwab Investment Management, Inc.

Koji E. Felton 1959 Secretary and Chief Legal Officer (Officer of Schwab Capital Trust since 1998.)	Senior Vice President, Chief Counsel and Corporate Secretary, Charles Schwab Investment Management, Inc.; Senior Vice President and Deputy General Counsel, Charles Schwab & Co., Inc. Through June 2007, Chief Legal Officer, Excelsior Funds Inc., Excelsior Tax Exempt Funds, Inc. and Excelsior Funds Trust.

Catherine MacGregor 1964 Vice President (Officer of Schwab Capital Trust since 2005.)	Vice President, Charles Schwab & Co., Inc. and Charles Schwab Investment Management, Inc., Laudus Trust and Laudus Variable Insurance Trust; since 2006, Chief Counsel, Laudus Trust and Variable Insurance Trust. Until July 2005, Senior Associate, Paul Hastings Janofsky & Walker LLP.

Cathy Sabo 1964 Vice President (Officer of Schwab Capital Trust since 2005.)	Vice President-Compliance, Charles Schwab Investment Management, Inc., Laudus Trust and Laudus Variable Insurance Trust. Until 2004, Vice President, Client, Sales & Services Controls, Charles Schwab & Co., Inc.

58

Officers of the Trust continued
Name, Year of Birth, and Position(s)
with the trust; (Terms of office, and
length of Time Served3)	Principal Occupations During the Past Five Years

Michael Haydel 1970 Vice President (Officer of Schwab Capital Trust since 2006.)	Vice President, Asset Management Client Services, Charles Schwab & Co., Inc.; Vice President and AML Officer, Laudus Trust and Laudus Variable Insurance Trust. Until March 2004, Director Charles Schwab & Co., Inc.

[1]	Trustees remain in office until they resign, retire or are removed by shareholder vote. The Schwab Funds retirement policy requires that independent trustees elected after January 1, 2000 retire at age 72 or after 20 years of service as a trustee, whichever comes first. Independent trustees elected prior to January 1, 2000 will retire on the following schedule: Messrs. Holmes and Dorward will retire on December 31, 2007, and Messrs. Stephens and Wilsey will retire on December 31, 2010.

[2]	In addition to their employment with the investment advisor and the distributor, Messrs. Schwab and Merk also own stock of The Charles Schwab Corporation. Mr. Schwab and Mr. Merk are Interested Trustees because they are employees of Schwab and/or the advisor.

[3]	The President, Treasurer and Secretary hold office until their respective successors are chosen and qualified or until he or she sooner dies, resigns, is removed or becomes disqualified. Each other officer serves at the pleasure of the Board.

 59

Glossary

asset allocation The practice of dividing a portfolio among different asset classes, with each asset class assigned a particular percentage.

asset class A group of securities with similar structure and basic characteristics. Stocks, bonds and cash are the three main examples of asset classes.

beta A historical measure of an investment’s volatility relative to a market index (usually the S&P 500T). The index is defined as having a beta of 1.00. Investments with a beta higher than 1.00 have been more volatile than the index; those with a beta of less than 1.00 have been less volatile.

bond A security representing a loan from the investor to the issuer. A bond typically pays interest at a fixed rate (the “coupon rate”) until a specified date (the “maturity date”), at which time the issuer returns the money borrowed (“principal” or “face value”) to the bondholder. Because of their structure, bonds are sometimes called “fixed income securities” or “debt securities.”

An individual bond is subject to the credit risk of the issuer. Changes in interest rates can affect a bond’s market value prior to call or maturity. There is no guarantee that a bond’s yield to call or maturity will provide a positive return over the rate of inflation.

bond fund A bond fund is subject to the same credit, interest rate, and inflation risks as bonds. In addition, a bond fund incurs ongoing fees and expenses. A bond fund’s net asset value will fluctuate with the price of the underlying bonds and the portfolio turnover activity; return of principal is not guaranteed.

cap, capitalization See “market cap.”

capital gain, capital loss The difference between the amount paid for an investment and its value at a later time. If the investment has been sold, the capital gain or loss is considered a realized gain or loss. If the investment is still held, the gain or loss is still “on paper” and is considered unrealized.

earnings growth rate For a mutual fund, the average yearly rate at which the earnings of the companies in the fund’s portfolio have grown, measured over the past five years.

earnings per share (EPS) A company’s earnings, or net income, for the past 12 months, divided by the number of shares outstanding.

expense ratio The amount that is taken from a mutual fund’s assets each year to cover the fund’s operating expenses. An expense ratio of 0.50% means that a fund’s expenses amount to half of one percent of its average net assets a year.

market cap, market capitalization The value of a company as determined by the total value of all shares of its stock outstanding.

median market cap The midpoint of the range of market caps of the stocks held by a fund. There are different ways of calculating median market cap. With a simple median, half of the stocks in the fund’s portfolio would be larger than the median, and half would be smaller. With a weighted median (the type that is calculated for these funds), half of the fund’s assets are invested in stocks that are larger than the median market cap, and half in stocks that are smaller.

net asset value (NAV) The value of one share of a mutual fund. NAV is calculated by taking the fund’s total assets, subtracting liabilities, and dividing by the number of shares outstanding.

outstanding shares, shares outstanding When speaking of a company or mutual fund, indicates all shares currently held by investors.

price-to-book ratio (P/B) The market price of a company’s stock compared with its “book value.” A mutual fund’s P/B is the weighted average of the P/B of all stocks in the fund’s portfolio.

price-to-earnings ratio (P/E) The market price of a company’s stock compared with earnings over the past year. A mutual fund’s P/E is the weighted average of the P/E of all stocks in the fund’s portfolio.

return on equity (ROE) The average yearly rate of return for each dollar of investors’ money, measured over the past five years.

stock A share of ownership, or equity, in the issuing company.

total return The percentage that an investor would have earned or lost on an investment in the fund assuming dividends and distributions were reinvested.

weighted average For mutual funds, an average that gives the same weight to each security as the security represents in the fund’s portfolio.

yield The income paid out by an investment, expressed as a percentage of the investment’s market value.

60

Notes

Schwab Funds® offers you an extensive family of mutual funds, each one based on a clearly defined investment approach and using disciplined management strategies. The list at right shows all Schwab Funds.

Whether you are an experienced investor or just starting out, Schwab Funds can help you achieve your financial goals. An investor should consider a fund’s investment objectives, risks, charges and expenses carefully before investing or sending money. This and other important information can be found in the fund’s prospectus. Please call 1-800-435-4000 for a prospectus and brochure for any Schwab Fund. Please read the prospectus carefully before you invest. This report must be preceded or accompanied by a current prospectus.

Proxy Voting Policies, Procedures and Results

A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting Schwab’s website at www.schwab.com/schwabfunds, the SEC’s website at www.sec.gov, or by contacting Schwab Funds at 1-800-435-4000.

Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available, without charge, by visiting Schwab’s website at www.schwab.com/schwabfunds or the SEC’s website at http://www.sec.gov.

The Schwab Funds Family®

Stock Funds
Schwab Premier Equity Fundtm
Schwab Core Equity Fundtm
Schwab Dividend Equity Fundtm
Schwab Large-Cap Growth Fundtm
Schwab Small-Cap Equity Fundtm
Schwab Hedged Equity Fundtm
Schwab Financial Services Fundtm
Schwab Health Care Fundtm
Schwab Technology Fundtm
Schwab Fundamental US Large Company Index Fundtm
Schwab Fundamental US Small-Mid Company Index Fundtm
Schwab Fundamental International Large Company Index Fundtm
Schwab Global Real Estate Fundtm
Schwab Institutional Select® S&P 500 Fund
Schwab S&P 500 Index Fund
Schwab 1000 Index® Fund
Schwab Small-Cap Index Fund®
Schwab Total Stock Market Index Fund®
Schwab International Index Fund®

Asset Allocation Funds
Schwab Viewpoints Fundtm
Schwab MarketTrack All Equity Portfoliotm
Schwab MarketTrack Growth Portfoliotm
Schwab MarketTrack Balanced Portfoliotm
Schwab MarketTrack Conservative Portfoliotm
Schwab Target 2010 Fund
Schwab Target 2020 Fund
Schwab Target 2030 Fund
Schwab Target 2040 Fund
Schwab Retirement Income Fund

Bond Funds
Schwab YieldPlus Fund®
Schwab Short-Term Bond Market Fundtm
Schwab Total Bond Market Fundtm
Schwab GNMA Fundtm
Schwab Inflation Protected Fundtm
Schwab® Premier Income Fund
Schwab Tax-Free Bond Fundtm
Schwab California Tax-Free YieldPlus Fundtm
Schwab California Tax-Free Bond Fundtm

Schwab Money Funds
Schwab offers an array of money market funds that seek high current income consistent with safety and liquidity.1 Choose from taxable or tax-advantaged alternatives. Many can be linked to your eligible Schwab account to “sweep” cash balances automatically, subject to availability, when you’re between investments. Or, for your larger cash reserves, choose one of our Value Advantage Investments®.

[1]	Investments in money market funds are neither insured nor guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency and, although they seek to preserve the value of your investment at $1 per share, it is possible to lose money

For More Information about the Funds:

Investment Adviser
Charles Schwab Investment Management, Inc.
101 Montgomery Street, San Francisco, CA 94104

Funds
Laudus MarketMasters Funds
P.O. Box 3812, Englewood, CO 80155–3812

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

© 2006 Charles Schwab & Co., Inc. All rights reserved. Member SIPC. Printed on recycled paper.	MFR13812-10

Item 2: Code of Ethics.
(a)	Registrant has adopted a code of ethics that applies to its principal executive officer, principal financial officer, and any other persons who perform a similar function, regardless of whether these individuals are employed by Registrant or a third party.

(c)	During the period covered by the report, no amendments were made to the provisions of this code of ethics.

(d)	During the period covered by the report, Registrant did not grant any waivers, including implicit waivers, from the provisions of this code of ethics.

(f)(1)	Registrant has filed this code of ethics as an exhibit pursuant to Item 12(a)(1) of Form N-CSR.
Item 3: Audit Committee Financial Expert.
Registrant’s Board of Trustees has determined that William Hasler, Mariann Byerwalter and Donald Stephens, currently serving on its audit committee, are “audit committee financial experts,” as such term is defined in Item 3 of Form N-CSR. Each of these members of Registrant’s audit committee is “independent” under the standards set forth in Item 3 of Form N-CSR.
The designation of each of Messrs. Hasler and Stephens and Ms. Byerwalter as an “audit committee financial expert” pursuant to Item 3 of Form N-CSR does not (i) impose upon such individual any duties, obligations, or liability that are greater than the duties, obligations and liability imposed upon such individual as a member of Registrant’s audit committee or Board of Trustees in the absence of such designation; and (ii) affect the duties, obligations or liability of any other member of Registrant’s audit committee or Board of Trustees.
Item 4: Principal Accountant Fees and Services.
(a) Below are the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of Registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements.
Audit Fees
2006: $816,200     2007 : $943,025

(b) Below are the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of Registrant’s financial statements and are not reported under paragraph (a) above.
Audit-Related Fees
For services rendered to Registrant:
2006: $51,331     2007: $60,057
Nature of these services: tax provision review and procedures performed related to Registrant’s service provider conversion.
          In each of the last two fiscal years there were no “Audit-Related Fees” required to be approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X.
(c) Below are the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning.
Tax Fees
For services rendered to Registrant:
2006: $66,642     2007: $68,760
Nature of these services: preparation and review of tax returns.
          In each of the last two fiscal years there were no “Tax Fees” required to be approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X.
(d) Below are the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) above.
All Other Fees
For services rendered to Registrant:
2006: $12,054     2007: $13,158
Nature of these services: review of the methodology of allocation of Charles Schwab & Co., Inc. (“Schwab”) expenses for purposes of Section 15(c) of the Investment Company Act of 1940.

In each of the last two fiscal years there were no “All Other Fees” required to be approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X.
(e)(1) Registrant’s audit committee does not have pre-approval policies and procedures as described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.
(2) The percentage of services described in paragraph (c) of this Item that were approved by the audit committee in 2005 pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X was 10.6% and the dollar amount was $10,901. This $10,901 equals 1.2% of the total fees paid by Registrant to its principal accountant in 2005. None of the services described in paragraphs (b) and (d) of this Item were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.
(f) Not applicable.
(g) Below are the aggregate non-audit fees billed in each of the last two fiscal years by Registrant’s principal accountant for services rendered to Registrant, to Registrant’s investment adviser, and to any entity controlling, controlled by, or under common control with Registrant’s investment adviser that provides ongoing services to Registrant.
2006: $282,520     2007: $188,361
Although not required to be included in the amounts disclosed under this paragraph (g) or any other paragraph of this Item 4, below are the aggregate fees billed in each of the last two fiscal years by Registrant’s principal accountant for tax compliance services rendered to U.S. Trust, an entity under common control with Registrant’s investment adviser that does not provide services to Registrant.
2006: $4,176,023     2007: $2,541,476
(h)	During the past fiscal year, all non-audit services provided by Registrant’s principal accountant to either Registrant’s investment adviser or to any entity controlling, controlled by, or under common control with Registrant’s investment adviser that provides ongoing services to Registrant were pre-approved. Included in the audit committee’s pre-approval was the review and consideration as to whether the provision of these non-audit services is compatible with maintaining the principal accountant’s independence.
Item 5: Audit Committee of Listed Registrants.
Not applicable.

Item 6: Schedule of Investments.
Except as noted below, the schedules of investments are included as part of the report to shareholders filed under Item 1 of this Form. The schedules of investments for the Schwab Institutional Select S&P 500 Index Fund, Schwab S&P 500 Index Fund, Schwab Small-Cap Index Fund, Schwab Total Stock Market Index Fund and Schwab International Index Fund are filed under this Item.

Schwab International Index Fund
Portfolio Holdings as of October 31, 2007
This section shows all the securities in the fund’s portfolio and their value as of the report date.
The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The schedule of portfolio holdings filed on a fund’s most recent Form N-Q is also available by visiting Schwab’s website at www.schwab.com/schwabfunds.

		Cost	Value
Holdings by Category		($ x 1,000)	($ x 1,000)

99.1%	Common Stock	1,072,683	2,116,778
0.2%	Preferred Stock	1,902	3,761
0.8%	Short-Term Investment	16,332	16,332

100.1%	Total Investments	1,090,917	2,136,871
8.0%	Collateral Invested for Securities on Loan	171,240	171,240
(8.1)%	Other Assets and Liabilities, Net		(172,222)

100.0%	Total Net Assets		2,135,889

	Number of	Value
Security	Shares	($ x 1,000)

Common Stock 99.1% of net assets

Australia 5.2%

Banks 2.0%
Australia & New Zealand Banking Group Ltd.	302,761	8,548
Commonwealth Bank of Australia	208,546	12,011
National Australia Bank Ltd.	262,211	10,608
St. George Bank Ltd. (a)	91,790	3,133
Westpac Banking Corp.	298,794	8,387

		42,687
Capital Goods 0.1%
Wesfarmers Ltd. (a)	59,508	2,449
Commercial Services & Supplies 0.1%
Brambles Ltd.	236,391	3,147
Diversified Financials 0.2%
Macquarie Bank Ltd. (a)*	41,564	3,319
Energy 0.2%
Woodside Petroleum Ltd.	70,492	3,450
Food & Staples Retailing 0.4%
Coles Group Ltd.	185,781	2,804
Woolworths Ltd.	192,204	6,024

		8,828
Food, Beverage & Tobacco 0.1%
Foster’s Group Ltd.	310,703	1,855
Insurance 0.4%
AMP Ltd.	283,951	2,719
QBE Insurance Group Ltd.	132,410	4,052
Suncorp-Metway Ltd.	148,012	2,812
		9,583
Materials 1.4%
BHP Billiton Ltd.	561,860	24,466
Rio Tinto Ltd.	44,243	4,592

		29,058
Real Estate 0.3%
Westfield Group	324,025	6,625

		111,001
Austria 0.1%

Banks 0.1%
Erste Bank der oesterreichischen Sparkassen AG	33,336	2,714

Belgium 1.2%

Banks 0.4%
Dexia S.A.	129,799	4,179
KBC GROEP N.V.	34,679	4,875

		9,054
Diversified Financials 0.5%
Fortis — Strip VVPR *	143,508	2
Fortis NPV	358,772	11,522

		11,524
Food, Beverage & Tobacco 0.2%
InBev N.V.	33,347	3,156
Materials 0.1%
Solvay S.A.	11,315	1,723

		25,457
Canada 7.3%

Banks 2.1%
Bank of Montreal	82,275	5,487
Bank of Nova Scotia	162,452	9,197
Canadian Imperial Bank of Commerce	56,793	6,132
National Bank of Canada	26,520	1,534
Royal Bank of Canada	208,629	12,377
The Toronto-Dominion Bank	118,956	8,985

		43,712
See financial notes.  1

Schwab International Index Fund
Portfolio Holdings continued

	Number of	Value
Security	Shares	($ x 1,000)

Energy 2.2%
Cameco Corp.	53,209	2,622
Canadian Natural Resources Ltd.	88,025	7,320
Enbridge, Inc.	59,980	2,597
EnCana Corp.	132,106	9,244
Imperial Oil Ltd.	52,047	2,835
Nexen, Inc.	84,914	2,875
Petro-Canada	79,554	4,590
Suncor Energy, Inc.	76,474	8,375
Talisman Energy, Inc.	162,888	3,549
TransCanada Corp.	91,572	3,895

		47,902
Food & Staples Retailing 0.1%
Shoppers Drug Mart Corp.	34,748	2,037
Insurance 0.9%
Manulife Financial Corp.	248,015	11,602
Power Corp. of Canada	48,677	2,088
Sun Life Financial, Inc.	97,223	5,649

		19,339
Materials 0.9%
Barrick Gold Corp.	137,399	6,109
Goldcorp, Inc.	107,739	3,790
Potash Corp. of Saskatchewan, Inc.	49,635	6,179
Teck Cominco Ltd., Class B	67,862	3,399

		19,477
Real Estate 0.2%
Brookfield Asset Management, Inc., Class A	76,135	3,110
Technology Hardware & Equipment 0.5%
Nortel Networks Corp. *	70,368	1,135
Research In Motion Ltd. *	78,948	9,841

		10,976
Telecommunication Services 0.2%
Rogers Communications, Inc., Class B	88,703	4,521
Transportation 0.2%
Canadian National Railway Co.	86,466	4,850

		155,924
Denmark 0.6%

Banks 0.2%
Danske Bank A/S (a)	76,837	3,401
Pharmaceuticals & Biotechnology 0.2%
Novo Nordisk A/S, Class B	37,947	4,729
Transportation 0.2%
AP Moller — Maersk A/S, Series A	187	2,563
AP Moller — Maersk A/S, Series B	159	2,202

		4,765

		12,895
Finland 1.6%

Insurance 0.1%
Sampo Oyj, Class A (a)	63,951	2,009
Materials 0.2%
Stora Enso Oyj, Class R (a)	103,510	1,910
UPM-Kymmene Oyj	83,482	1,875

		3,785
Technology Hardware & Equipment 1.2%
Nokia Oyj	653,383	25,949
Utilities 0.1%
Fortum Oyj	68,798	2,991

		34,734
France 10.6%

Automobiles & Components 0.5%
Compagnie Generale des Etablissements Michelin, Class B	23,759	3,200
PSA Peugeot Citroen (a)	28,624	2,668
Renault S.A.	30,704	5,186

		11,054
Banks 1.4%
BNP Paribas	132,707	14,708
Credit Agricole S.A. (a)	120,954	4,792
Societe Generale	64,365	10,874

		30,374
Capital Goods 1.1%
Alstom	16,016	3,798
Compagnie de Saint-Gobain	58,875	6,345
Schneider Electric S.A.	38,335	5,303
Vallourec S.A.	5,738	1,671
Vinci S.A.	75,896	6,263

		23,380
Consumer Durables & Apparel 0.2%
LVMH Moet Hennessy Louis Vuitton S.A. (a)	40,824	5,274
Consumer Services 0.2%
Accor S.A.	37,106	3,555
Energy 1.5%
Total S.A. (a)	391,245	31,572
Food & Staples Retailing 0.3%
Carrefour S.A.	96,720	6,989
2  See financial notes.

Schwab International Index Fund
Portfolio Holdings continued

	Number of	Value
Security	Shares	($ x 1,000)

Food, Beverage & Tobacco 0.5%
Groupe Danone (a)	83,440	7,181
Pernod Ricard S.A. (a)	18,257	4,228

		11,409
Health Care Equipment & Services 0.1%
Essilor International S.A. (a)	32,662	2,087
Household & Personal Products 0.3%
L’Oreal S.A.	40,437	5,323
Insurance 0.6%
Axa (a)	294,219	13,215
Materials 0.5%
Air Liquide S.A. (a)	37,896	5,234
Lafarge S.A.	27,323	4,467

		9,701
Media 0.5%
Lagardere S.C.A.	22,134	1,877
Vivendi	181,776	8,215

		10,092
Pharmaceuticals & Biotechnology 0.7%
Sanofi-Aventis	159,066	13,992
Real Estate 0.1%
Unibail (a)	12,110	3,024
Retailing 0.1%
Prinault-Printemps-Redoute S.A.	12,173	2,421
Technology Hardware & Equipment 0.2%
Alcatel-Lucent	358,710	3,487
Telecommunication Services 0.7%
Bouygues S.A.	42,577	4,109
France Telecom S.A.	288,588	10,672

		14,781
Utilities 1.1%
Electricite de France (EDF) (a)	39,070	4,700
Suez S.A.	210,302	13,721
Veolia Environnement	59,976	5,369

		23,790

		225,520
Germany 8.8%

Automobiles & Components 1.5%
Bayerische Motoren Werke (BMW) AG	54,349	3,637
Continental AG	22,867	3,458
DaimlerChrysler AG — Reg’d	171,504	18,763
Volkswagen AG	25,393	7,259

		33,117
Banks 0.2%
Commerzbank AG	105,004	4,449
Capital Goods 1.1%
MAN AG	19,617	3,508
Siemens AG — Reg’d	148,578	20,147

		23,655
Consumer Durables & Apparel 0.1%
Adidas AG	34,078	2,273
Diversified Financials 0.8%
Deutsche Bank AG — Reg’d (a)	85,135	11,320
Deutsche Boerse AG	33,200	5,230

		16,550
Insurance 1.1%
Allianz SE-Reg’d	73,400	16,528
Muenchener Rueckversicherungs-Gesellschaft AG — Reg’d	36,694	7,044

		23,572
Materials 1.3%
BASF AG	81,412	11,271
Bayer AG (a)	127,406	10,636
Linde AG	19,486	2,469
ThyssenKrupp AG	66,828	4,451

		28,827
Semiconductors & Semiconductor Equipment 0.1%
Infineon Technologies AG *	111,699	1,640
Software & Services 0.4%
SAP AG	146,240	7,908
Telecommunication Services 0.5%
Deutsche Telekom AG — Reg’d	485,962	9,977
Transportation 0.2%
Deutsche Post AG — Reg’d	125,827	3,813
Utilities 1.5%
E.ON AG	113,017	22,095
RWE AG	74,676	10,201

		32,296

		188,077
Greece 0.3%

Banks 0.3%
Alpha Bank A.E.	65,044	2,415
See financial notes.  3

Schwab International Index Fund
Portfolio Holdings continued

	Number of	Value
Security	Shares	($ x 1,000)

National Bank of Greece S.A.	58,220	4,068

		6,483

		6,483
Hong Kong 1.2%

Banks 0.1%
Hang Seng Bank Ltd.	121,836	2,489
Capital Goods 0.2%
Hutchison Whampoa Ltd.	336,370	4,228
Diversified Financials 0.3%
Hong Kong Exchanges & Clearing Ltd.	185,018	6,177
Real Estate 0.5%
Cheung Kong (Holdings) Ltd.	244,628	4,798
Sun Hung Kai Properties Ltd.	210,604	4,025
Swire Pacific Ltd., Class A	167,890	2,398

		11,221
Utilities 0.1%
CLP Holdings Ltd.	270,080	1,825

		25,940
Ireland 0.6%

Banks 0.4%
Allied Irish Banks plc	138,658	3,496
Anglo Irish Bank Corp., plc	124,065	2,094
Bank of Ireland	155,007	2,857

		8,447
Materials 0.2%
CRH plc	87,100	3,360

		11,807
Italy 3.7%

Automobiles & Components 0.1%
Fiat S.p.A. (a)	103,597	3,359
Banks 1.6%
Banco Popolare Scarl *	109,760	2,634
Intesa Sanpaolo S.p.A.	1,516,907	12,034
UniCredito Italiano S.p.A.	1,999,127	17,197
Unione di Banche Italiane S.C.p.A.	102,112	2,847

		34,712
Energy 0.7%
Eni S.p.A.	409,247	14,943
Insurance 0.4%
Assicurazioni Generali S.p.A.	200,193	9,541
Media 0.1%
Mediaset S.p.A.	110,368	1,145
Telecommunication Services 0.4%
Telecom Italia RNC S.p.A.	963,731	2,496
Telecom Italia S.p.A.	1,808,111	5,666

		8,162
Utilities 0.4%
Enel S.p.A.	673,205	8,072

		79,934
Japan 15.1%

Automobiles & Components 2.1%
Bridgestone Corp.	91,657	2,029
Denso Corp.	71,600	2,909
Honda Motor Co., Ltd.	251,039	9,401
Nissan Motors Co., Ltd.	337,196	3,868
Toyota Motor Corp.	451,003	25,817

		44,024
Banks 2.1%
Mitsubishi UFJ Financial Group, Inc.	1,632,070	16,331
Mitsui Trust Holdings, Inc.	129,000	1,032
Mizuho Financial Group, Inc.	1,821	10,235
Resona Holdings, Inc.	948	1,699
Sumitomo Mitsui Financial Group, Inc.	1,436	11,763
The Bank of Yokohama Ltd.	214,000	1,518
The Sumitomo Trust & Banking Co., Ltd.	253,950	1,893

		44,471
Capital Goods 1.8%
Asahi Glass Co., Ltd. (a)	143,000	1,969
Fanuc Ltd.	32,300	3,541
Itochu Corp.	237,000	2,995
Komatsu Ltd.	140,609	4,714
Mitsubishi Corp.	227,000	7,068
Mitsubishi Electric Corp. (a)	303,000	3,694
Mitsubishi Heavy Industries Ltd.	565,000	3,290
Mitsui & Co., Ltd.	254,000	6,588
Sumitomo Corp.	188,000	3,276
Sumitomo Electric Industries Ltd.	124,000	2,008

		39,143
Commercial Services & Supplies 0.1%
Dai Nippon Printing Co., Ltd.	87,000	1,263
Secom Co., Ltd	38,500	1,981

		3,244
Consumer Durables & Apparel 0.8%
Matsushita Electric Industrial Co., Ltd.	328,912	6,281
Sharp Corp.	144,785	2,284
4  See financial notes.

Schwab International Index Fund
Portfolio Holdings continued

	Number of	Value
Security	Shares	($ x 1,000)

Sony Corp.	167,500	8,272

		16,837
Diversified Financials 0.5%
Daiwa Securities Group, Inc.	202,045	1,947
Nikko Cordial Corp.	63,000	902
Nomura Holdings, Inc.	311,000	5,542
ORIX Corp.	16,000	3,282

		11,673
Food & Staples Retailing 0.2%
Aeon Co., Ltd.	106,200	1,672
Seven & I Holdings Co., Ltd.	133,203	3,439

		5,111
Food, Beverage & Tobacco 0.3%
Japan Tobacco, Inc.	750	4,371
Kirin Brewery Co., Ltd.	136,000	1,901

		6,272
Household & Personal Products 0.1%
Kao Corp. (a)	78,619	2,255
Insurance 0.5%
Millea Holdings, Inc.	129,500	5,097
Mitsui Sumitomo Insurance Co., Ltd.	211,875	2,430
Sompo Japan Insurance, Inc.	140,920	1,657
T&D Holdings, Inc.	37,000	2,227

		11,411
Materials 1.0%
JFE Holdings, Inc.	91,000	5,327
Nippon Steel Corp.	969,000	6,440
Shin-Etsu Chemical Co., Ltd.	58,280	3,738
Sumitomo Chemical Co., Ltd.	229,000	2,036
Sumitomo Metal Industries, Ltd. (a)	658,000	3,257

		20,798
Pharmaceuticals & Biotechnology 0.8%
Astellas Pharma, Inc.	79,370	3,523
Daiichi Sankyo Co., Ltd.	105,500	3,000
Eisai Co., Ltd. (a)	45,000	1,890
Takeda Pharmaceutical Co., Ltd.	130,200	8,133

		16,546
Real Estate 0.5%
Mitsubishi Estate Co., Ltd.	195,502	5,861
Mitsui Fudosan Co., Ltd.	125,777	3,480
Sumitomo Realty & Development Co., Ltd.	66,000	2,329

		11,670
Semiconductors & Semiconductor Equipment 0.2%
Rohm Co., Ltd. (a)	19,112	1,675
Tokyo Electron Ltd.	28,000	1,644

		3,319
Software & Services 0.5%
Nintendo Co., Ltd.	18,239	11,583
Technology Hardware & Equipment 1.7%
Canon, Inc.	197,995	10,018
FUJIFILM Holdings Corp.	79,811	3,818
Fujitsu Ltd.	326,000	2,560
Hitachi Ltd.	487,079	3,262
Hoya Corp. (a)	69,607	2,535
Kyocera Corp.	24,500	2,082
Murata Manufacturing Co., Ltd. (a)	32,574	1,982
NEC Corp. (a)	327,000	1,626
Ricoh Co., Ltd.	94,000	1,858
Tdk Corp.	22,000	1,806
Toshiba Corp. (a)	471,178	3,990

		35,537
Telecommunication Services 0.7%
KDDI Corp.	519	3,923
Nippon Telegraph & Telephone Corp.	865	3,959
NTT DoCoMo, Inc.	2,615	3,804
Softbank Corp.	109,000	2,546

		14,232
Transportation 0.5%
Central Japan Railway Co.	272	2,814
East Japan Railway Co.	562	4,630
Mitsui O.S.K. Lines, Ltd.	175,000	2,892

		10,336
Utilities 0.7%
Chubu Electric Power Co., Inc.	102,100	2,616
Kyushu Electric Power Co., Inc.	58,493	1,426
The Kansai Electric Power Co., Inc.	130,000	2,928
The Tokyo Electric Power Co., Inc.	181,890	4,615
Tohoku Electric Power Co., Inc.	66,800	1,412
Tokyo Gas Co., Ltd.	394,201	1,757

		14,754

		323,216
Luxembourg 0.5%

Materials 0.5%
ArcelorMittal	98,640	7,959
See financial notes.  5

Schwab International Index Fund
Portfolio Holdings continued

	Number of	Value
Security	Shares	($ x 1,000)

ArcelorMittal N.V. (a)	26,262	2,104

		10,063
Netherlands 3.3%

Capital Goods 0.1%
European Aeronautic Defence & Space Co.	61,252	2,088
Consumer Durables & Apparel 0.4%
Koninklijke (Royal) Philips Electronics N.V.	201,710	8,345
Diversified Financials 0.8%
ING Groep N.V. — CVA	360,281	16,284
Food & Staples Retailing 0.2%
Koninklijke Ahold N.V. *	222,779	3,357
Food, Beverage & Tobacco 0.7%
Heineken N.V.	43,960	3,086
Royal Numico N.V. (b)	35,560	2,835
Unilever N.V. CVA (a)	284,378	9,256

		15,177
Insurance 0.2%
Aegon N.V.	212,115	4,397
Materials 0.3%
Akzo Nobel N.V.	48,600	3,917
Koninklijke DSM N.V. (a)	40,985	2,328

		6,245
Media 0.1%
Reed Elsevier N.V.	132,985	2,585
Semiconductors & Semiconductor Equipment 0.1%
ASML Holding N.V. (a)*	77,935	2,714
Telecommunication Services 0.3%
Koninklijke (Royal) KPN N.V.	339,449	6,409
Transportation 0.1%
TNT N.V.	79,757	3,273

		70,874
Norway 0.6%

Banks 0.1%
DnB NOR A.S.A.	117,439	1,946
Energy 0.4%
Norsk Hydro A.S.A.	118,680	1,745
Statoil A.S.A.	206,245	7,026

		8,771
Telecommunication Services 0.1%
Telenor A.S.A. (a)*	117,795	2,774

		13,491
Portugal 0.4%

Banks 0.2%
Banco Comercial Portugues S.A. — Reg’d (a)	622,781	3,041
Media 0.0%
PT Multimedia-Servicos de Telecomunicacoes e Multimedia, SGPS, S.A.	26,213	357
Telecommunication Services 0.1%
Portugal Telecom SGPS S.A. — Reg’d	186,107	2,498
Utilities 0.1%
EDP — Energias de Portugal S.A. (a)	391,312	2,521

		8,417
Singapore 0.5%

Banks 0.4%
DBS Group Holdings Ltd.	175,246	2,743
Oversea-Chinese Banking Corp., Ltd.	437,552	2,809
United Overseas Bank Ltd.	214,682	3,220

		8,772
Telecommunication Services 0.1%
Singapore Telecommunications Ltd.	926,196	2,634

		11,406
Spain 4.6%

Banks 2.0%
Banco Bilbao Vizcaya Argentaria S.A.	585,315	14,813
Banco de Sabadell S.A.	185,508	1,888
Banco Popular Espanol S.A.	197,744	3,470
Banco Santander Central Hispano S.A.	1,035,917	22,655

		42,826
Capital Goods 0.1%
ACS, Actividades de Construccion y Servicios S.A.	37,491	2,328
Energy 0.3%
Repsol YPF S.A.	154,504	6,104
Food, Beverage & Tobacco 0.1%
Altadis S.A.	42,027	2,997
Retailing 0.2%
Industria de Diseno Textil S.A.	41,211	3,081
6  See financial notes.

Schwab International Index Fund
Portfolio Holdings continued

	Number of	Value
Security	Shares	($ x 1,000)

Telecommunication Services 1.3%
Telefonica S.A.	810,211	26,827
Transportation 0.1%
Abertis Infraestructuras S.A.	77,101	2,578
Utilities 0.5%
Endesa S.A.	154,836	8,057
Iberdrola S.A. *	163,736	2,632

		10,689

		97,430
Sweden 1.8%

Banks 0.6%
Nordea Bank AB	346,815	6,212
Skandinaviska Enskilda Banken AB (SEB), Class A	92,075	2,835
Svenska Handelsbanken AB, Class A	82,642	2,748
Swedbank AB, Class A (a)	64,379	2,023

		13,818
Capital Goods 0.3%
Sandvik AB	179,447	3,410
Volvo AB, Class B	188,427	3,705

		7,115
Diversified Financials 0.1%
Investor AB, Shares B	68,068	1,692
Retailing 0.3%
Hennes & Mauritz AB, Class B	82,506	5,513
Technology Hardware & Equipment 0.3%
Telefonaktiebolaget LM Ericsson, Class B	2,414,296	7,224
Telecommunication Services 0.2%
TeliaSonera AB	320,134	3,158

		38,520
Switzerland 7.1%

Capital Goods 0.5%
ABB Ltd. — Reg’d	375,699	11,358
Consumer Durables & Apparel 0.2%
Compagnie Financiere Richemont SA, Series A	40,983	2,931
Diversified Financials 1.5%
Credit Suisse Group — Reg’d	201,032	13,585
UBS AG — Reg’d	342,352	18,354

		31,939
Food, Beverage & Tobacco 1.4%
Nestle S.A. — Reg’d	65,630	30,313
Insurance 0.6%
Swiss Re — Reg’d	62,331	5,860
Zurich Financial Services AG — Reg’d	24,047	7,261

		13,121
Materials 0.7%
Holcim Ltd. — Reg’d	33,439	3,823
Syngenta AG — Reg’d	16,162	3,909
Xstrata plc	100,849	7,272

		15,004
Pharmaceuticals & Biotechnology 2.0%
Novartis AG — Reg’d	447,192	23,788
Roche Holding AG — Genusschein	115,224	19,681

		43,469
Semiconductors & Semiconductor Equipment 0.1%
STMicroelectronics N.V. (a)	99,193	1,697
Telecommunication Services 0.1%
Swisscom AG — Reg’d	4,232	1,566

		151,398
United Kingdom 23.1%

Banks 4.6%
Barclays plc	1,071,184	13,557
HBOS plc	605,157	11,031
HSBC Holdings plc	1,921,805	38,103
Lloyds TSB Group plc	930,003	10,564
Royal Bank of Scotland Group plc	1,626,109	17,562
Standard Chartered plc	195,106	7,589

		98,406
Capital Goods 0.6%
BAE Systems plc	553,004	5,745
Rolls-Royce Group plc *	309,529	3,473
Rolls-Royce Group plc, B Shares *	12,504,971	26
Smiths Group plc	57,467	1,352
Wolseley plc	100,048	1,740

		12,336
Commercial Services & Supplies 0.1%
Experian Group Ltd.	178,990	1,882
Consumer Services 0.2%
Carnival plc	30,775	1,441
Compass Group plc	328,860	2,372

		3,813
See financial notes.  7

Schwab International Index Fund
Portfolio Holdings continued

	Number of	Value
Security	Shares	($ x 1,000)

Diversified Financials 0.3%
3i Group plc	67,451	1,526
Man Group plc	305,124	3,750

		5,276
Energy 4.5%
BG Group plc	556,473	10,317
BP plc	3,155,561	41,054
Royal Dutch Shell plc, Class A (a)	588,320	25,813
Royal Dutch Shell plc, Class B	454,943	19,849

		97,033
Food & Staples Retailing 0.9%
J Sainsbury plc	253,705	2,892
Tesco plc	1,290,117	13,124
William Morrison Supermarkets plc	347,379	2,144

		18,160
Food, Beverage & Tobacco 1.9%
British American Tobacco plc	232,940	8,875
Cadbury Schweppes plc	343,491	4,569
Diageo plc	440,768	10,113
Imperial Tobacco Group plc	106,921	5,427
SABMiller plc	129,675	3,906
Unilever plc	214,819	7,284

		40,174
Health Care Equipment & Services 0.1%
Smith & Nephew plc	175,479	2,376
Household & Personal Products 0.3%
Reckitt Benckiser Group plc	101,843	5,916
Insurance 1.0%
Aviva plc	425,163	6,699
Legal & General Group plc	992,966	2,899
Old Mutual plc (a)	874,614	3,357
Prudential plc	394,603	6,446
Standard Life plc	317,165	1,882

		21,283
Materials 2.3%
Anglo American plc	218,499	15,198
BHP Billiton plc	385,794	14,816
Imperial Chemical Industries plc	178,135	2,444
Mondi Ltd. *	24,010	236
Mondi plc	60,027	556
Rio Tinto plc	167,659	15,722

		48,972
Media 0.6%
British Sky Broadcasting Group plc	195,898	2,774
Pearson plc	143,637	2,396
Reed Elsevier plc	192,191	2,521
Reuters Group plc	196,728	2,712
WPP Group plc	214,518	2,935

		13,338
Pharmaceuticals & Biotechnology 1.8%
AstraZeneca plc	245,264	12,078
GlaxoSmithKline plc	941,879	24,193
Shire plc	92,033	2,305

		38,576
Real Estate 0.2%
British Land Co., plc	90,252	2,042
Land Securities Group plc	75,040	2,573

		4,615
Retailing 0.2%
Kingfisher plc	351,895	1,448
Marks & Spencer Group plc	275,748	3,749

		5,197
Telecommunication Services 2.0%
BT Group plc	1,365,430	9,281
Vodafone Group plc	8,644,390	34,064

		43,345
Utilities 1.5%
Centrica plc	579,112	4,451
Iberdrola S.A.	819,620	13,222
National Grid plc	449,936	7,442
Scottish & Southern Energy plc	146,282	4,744
United Utilities plc	139,438	2,120

		31,979

		492,677
United States 0.9%

Diversified Financials 0.9%
iShares MSCI EAFE Index Fund	200,000	17,236
NYSE Euronext *	16,515	1,564

		18,800

Total Common Stock
(Cost $1,072,683)		2,116,778

Preferred Stock 0.2% of net assets

Germany 0.2%

Porsche AG	1,411	3,761

Total Preferred Stock
(Cost $1,902)		3,761

8  See financial notes.

Schwab International Index Fund
Portfolio Holdings continued

Security	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

Short-Term Investment 0.8% of net assets

Wells Fargo, Grand Cayman Time Deposit 4.75%, 11/01/07	16,332	16,332

Total Short-Term Investments (Cost $16,332)		16,332

End of Investments.

	Number of	Value
Security	Shares	($ x 1,000)

Collateral Invested for Securities on Loan 8.0% of net assets

Securities Lending Invesments Fund, a series of the Brown Brothers Investment Trust	171,239,558	171,240

End of collateral invested for securities on loan.
At 10/31/07, the tax basis cost of the fund’s investments was $1,106,071, and the unrealized appreciation and depreciation were $1,060,276 and ($29,476), respectively, with a net unrealized appreciation of $1,030,800.
At 10/31/07, the values of certain foreign securities held by the fund aggregating $1,940,391 were adjusted from their closing market values following the guidelines adopted by the fund’s Board of Trustees.
*	Non-income producing security.

(a)	All or a portion of this security is on loan.

(b)	Fair-valued by Management.
See financial notes.  9

Schwab Small-Cap Index Fund
Portfolio Holdings as of October 31, 2007
This section shows all the securities in the fund’s portfolio and their value as of the report date.
The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The schedule of portfolio holdings filed on a fund’s most recent Form N-Q is also available by visiting Schwab’s website at www.schwab.com/schwabfunds.

		Cost	Value
Holdings by Category		($ x 1,000)	($ x 1,000)

98.5%	Common Stock	1,372,632	1,698,058
0.6%	Foreign Common Stock	9,379	10,165
0.9%	Short-Term Investments	15,171	15,171

100.0%	Total Investments	1,397,182	1,723,394
35.3%	Collateral Invested for Securities on Loan	609,313	609,313
(35.3)%	Other Assets and Liabilities, Net		(608,174)

100.0%	Total Net Assets		1,724,533

	Number of	Value
Security	Shares	($ x 1,000)

Common Stock 98.5% of net assets

Automobiles & Components 1.1%

American Axle & Manufacturing Holdings, Inc.	73,685	2,023
ArvinMeritor, Inc. (a)	118,112	1,752
Cooper Tire & Rubber Co.	103,123	2,298
Drew Industries, Inc. *	31,813	1,259
Fleetwood Enterprises, Inc. (a)*	104,244	938
Modine Manufacturing Co. (a)	52,491	1,221
Sauer-Danfoss, Inc. (a)	30,000	777
Tenneco, Inc. *	73,718	2,257
Thor Industries, Inc. (a)	55,964	2,686
TRW Automotive Holdings Corp. *	58,343	1,732
Visteon Corp. *	207,600	1,318
Winnebago Industries, Inc. (a)	51,930	1,339

		19,600
Banks 6.6%

1st Source Corp.	9,321	179
Alabama National Bancorp	23,882	1,882
AMCORE Financial, Inc.	36,593	868
Anchor BanCorp Wisconsin, Inc. (a)	30,587	752
BancFirst Corp. (a)	13,416	610
BancorpSouth, Inc. (a)	114,368	2,775
Bank Mutual Corp. (a)	92,793	1,031
BankAtlantic Bancorp, Inc., Class A (a)	73,834	303
BankUnited Financial Corp., Class A (a)	48,313	417
BOK Financial Corp. (a)	36,306	1,980
Boston Private Financial Holdings, Inc. (a)	61,772	1,777
Brookline Bancorp, Inc. (a)	87,696	944
Cascade Bancorp (a)	35,800	689
Cathay General Bancorp (a)	74,622	2,311
Centennial Bank Holdings, Inc. *	88,065	484
Centerline Holding Co. (a)	75,523	1,042
Central Pacific Financial Corp. (a)	49,532	1,111
Charter Financial Corp.	3,000	152
Chemical Financial Corp. (a)	41,203	1,030
Chittenden Corp.	66,724	2,377
Citizens Republic Bancorp, Inc. (a)	108,328	1,649
City Holding Co.	31,200	1,180
Community Bank System, Inc. (a)	50,200	1,050
Corus Bankshares, Inc. (a)	55,148	608
CVB Financial Corp. (a)	96,719	1,134
Downey Financial Corp. (a)	29,930	1,219
F.N.B. Corp. (a)	94,537	1,571
First BanCorp Puerto Rico (a)	128,177	1,127
First Charter Corp.	45,158	1,368
First Citizens BancShares, Inc., Class A	12,265	1,997
First Commonwealth Financial Corp. (a)	89,156	1,024
First Community Bancorp (a)	33,716	1,642
First Financial Bancorp (a)	61,089	718
First Financial Bankshares, Inc.	30,321	1,183
First Midwest Bancorp, Inc. (a)	74,463	2,508
First Niagara Financial Group, Inc. (a)	177,436	2,342
FirstFed Financial Corp. (a)*	27,495	1,176
FirstMerit Corp.	123,282	2,614
Flagstar Bancorp, Inc. (a)	52,630	426
Fremont General Corp. (a)	86,162	239
Frontier Financial Corp. (a)	53,785	1,194
Glacier Bancorp, Inc. (a)	77,111	1,568
Hancock Holding Co. (a)	45,710	1,738
Hanmi Financial Corp. (a)	66,588	734
IBERIABANK Corp.	17,100	848
International Bancshares Corp.	82,195	1,797
Kearny Financial Corp. (a)	55,000	729
MB Financial, Inc. (a)	43,824	1,461
National Penn Bancshares, Inc. (a)	77,578	1,308
NBT Bancorp, Inc. (a)	56,685	1,398
NewAlliance Bancshares, Inc. (a)	147,911	2,069
Northwest Bancorp, Inc. (a)	37,693	1,110
See financial notes.  1

Schwab Small-Cap Index Fund
Portfolio Holdings continued

	Number of	Value
Security	Shares	($ x 1,000)

Old National Bancorp (a)	105,883	1,769
Pacific Capital Bancorp (a)	66,442	1,377
Park National Corp. (a)	16,953	1,344
PFF Bancorp, Inc. (a)	30,461	324
PrivateBancorp, Inc. (a)	25,876	729
Prosperity Bancshares, Inc. (a)	48,065	1,553
Provident Bankshares Corp. (a)	46,969	1,159
Provident Financial Services, Inc. (a)	86,751	1,374
Provident New York Bancorp (a)	68,700	873
S&T Bancorp, Inc. (a)	34,881	1,155
Santander BanCorp (a)	76,503	1,048
Signature Bank (a)*	48,309	1,650
Sterling Bancshares, Inc.	119,912	1,463
Sterling Financial Corp.	49,700	912
Sterling Financial Corp., Washington	75,747	1,704
Susquehanna Bancshares, Inc. (a)	85,208	1,719
SVB Financial Group (a)*	58,123	3,010
The South Financial Group, Inc. (a)	120,725	2,494
TrustCo Bank Corp. NY (a)	120,802	1,273
Trustmark Corp.	79,677	2,150
UCBH Holdings, Inc. (a)	155,725	2,658
UMB Financial Corp. (a)	52,524	2,206
Umpqua Holdings Corp. (a)	102,795	1,740
United Bankshares, Inc. (a)	56,322	1,707
United Community Banks, Inc. (a)	66,240	1,467
W Holding Co., Inc. (a)	177,614	373
Washington Federal, Inc.	137,039	3,311
Wells Fargo & Co.	31,999	1,088
WesBanco, Inc. (a)	38,698	893
Westamerica Bancorp (a)	46,670	2,244
Western Alliance Bancorp (a)*	19,631	446
Wintrust Financial Corp. (a)	36,555	1,343

		113,999
Capital Goods 9.9%

A.O. Smith Corp. (a)	36,730	1,373
AAR Corp. (a)*	61,597	1,974
Actuant Corp., Class A	46,574	3,213
Albany International Corp., Class A (a)	37,700	1,414
Applied Industrial Technologies, Inc.	60,166	2,133
Armstrong World Industries, Inc. (a)*	25,800	1,058
Astec Industries, Inc. *	33,395	1,513
Baldor Electric Co.	63,308	2,553
Barnes Group, Inc. (a)	61,640	2,264
Beacon Roofing Supply, Inc. (a)*	51,982	467
Blount International, Inc. *	56,662	693
Brady Corp., Class A (a)	87,429	3,226
Briggs & Stratton Corp. (a)	70,293	1,582
Bucyrus International, Inc., Class A	44,546	3,675
Cascade Corp.	19,000	1,197
Ceradyne, Inc. *	43,712	2,990
CLARCOR, Inc. (a)	84,698	3,088
Curtiss-Wright Corp.	73,456	4,135
DHB Industries, Inc. *	19,920	107
DRS Technologies, Inc.	66,191	3,802
EMCOR Group, Inc. *	106,004	3,650
Encore Wire Corp. (a)	29,441	618
Energy Conversion Devices, Inc. (a)*	53,663	1,464
EnPro Industries, Inc. *	37,300	1,530
ESCO Technologies, Inc. (a)*	35,469	1,468
Esterline Technologies Corp. (a)*	43,811	2,400
Evergreen Solar, Inc. (a)*	141,789	1,639
Federal Signal Corp. (a)	61,659	826
First Solar, Inc. (a)*	47,600	7,559
Force Protection, Inc. (a)*	76,500	1,369
Franklin Electric Co., Inc. (a)	28,318	1,234
FreightCar America, Inc.	17,490	756
Gardner Denver, Inc. *	87,112	3,147
GenCorp, Inc. *	98,652	1,162
Gibraltar Industries, Inc.	47,611	858
Goodman Global, Inc. *	60,400	1,489
GrafTech International Ltd. *	176,900	3,343
Granite Construction, Inc.	54,956	2,353
Griffon Corp. *	36,950	570
Hexcel Corp. *	136,683	3,421
II-VI, Inc. *	39,100	1,358
Insituform Technologies, Inc., Class A (a)*	41,900	589
Interline Brands, Inc. (a)*	48,634	1,162
Kaydon Corp.	47,235	2,541
KBR, Inc. *	261,000	11,192
Lennox International, Inc. (a)	93,903	3,352
Moog, Inc., Class A (a)*	61,372	2,832
Mueller Industries, Inc. (a)	60,924	2,191
NACCO Industries, Inc., Class A	12,477	1,292
Navistar International Corp. *	32,000	2,016
NCI Building Systems, Inc. (a)*	32,206	1,262
Nordson Corp.	52,843	2,827
Orbital Sciences Corp. *	96,436	2,462
Perini Corp. *	36,530	2,095
RBC Bearings, Inc. *	37,300	1,499
Regal-Beloit Corp. (a)	51,347	2,518
Robbins & Myers, Inc.	28,400	2,053
Sequa Corp., Class A (a)*	10,613	1,845
Simpson Manufacturing Co., Inc. (a)	53,994	1,619
Spirit AeroSystems Holdings, Inc., Class A *	89,100	3,094
Superior Essex, Inc. *	35,600	1,184
TAL International Group, Inc.	24,000	567
Teledyne Technologies, Inc. *	56,225	2,941
2  See financial notes.

Schwab Small-Cap Index Fund
Portfolio Holdings continued

	Number of	Value
Security	Shares	($ x 1,000)

The Genlyte Group, Inc. *	40,515	2,638
The Middleby Corp. (a)*	25,852	1,685
The Toro Co.	67,035	3,731
Tredegar Corp.	47,200	822
Triumph Group, Inc. (a)	24,801	1,975
UAP Holding Corp. (a)	58,813	1,872
Universal Forest Products, Inc. (a)	25,562	915
Valmont Industries, Inc. (a)	30,047	2,876
Vicor Corp.	14,517	204
Wabtec Corp.	81,150	3,046
Walter Industries, Inc.	81,415	2,495
Washington Group International, Inc. *	46,947	4,570
Watsco, Inc. (a)	34,982	1,457
Watts Water Technologies, Inc., Class A (a)	43,107	1,226
Woodward Governor Co.	47,317	3,170

		170,486
Commercial Services & Supplies 4.2%

ABM Industries, Inc. (a)	70,209	1,651
Acco Brands Corp. *	63,323	1,358
Administaff, Inc. (a)	40,110	1,600
Cenveo, Inc. *	89,242	2,015
Clean Harbors, Inc. (a)*	24,300	1,196
Consolidated Graphics, Inc. *	20,300	1,299
CoStar Group, Inc. (a)*	30,183	1,736
CRA International, Inc. (a)*	21,100	1,093
Deluxe Corp.	86,046	3,471
Ennis, Inc.	46,200	944
Equifax, Inc.	16,408	632
First Advantage Corp. *	30,852	566
FTI Consulting, Inc. (a)*	62,908	3,416
G & K Services, Inc., Class A (a)	36,730	1,489
Healthcare Services Group, Inc. (a)	63,750	1,400
Heidrick & Struggles International, Inc.	32,300	1,396
Huron Consulting Group, Inc. (a)*	30,300	2,117
IHS, Inc., Class A *	45,040	2,840
IKON Office Solutions, Inc.	201,121	2,655
Interface, Inc., Class A	87,900	1,682
Kelly Services, Inc., Class A	39,523	831
Knoll, Inc.	52,203	991
Korn/Ferry International *	78,461	1,503
Labor Ready, Inc. *	81,914	1,440
McGrath Rentcorp (a)	28,432	975
Mine Safety Appliances Co. (a)	45,989	2,106
Mobile Mini, Inc. *	46,968	842
Navigant Consulting, Inc. (a)*	74,848	987
PHH Corp. *	84,363	1,886
Resources Connection, Inc. (a)	78,750	1,793
Rollins, Inc. (a)	72,970	2,216
School Specialty, Inc. (a)*	26,093	881
Steelcase, Inc., Class A (a)	113,842	2,034
TeleTech Holdings, Inc. *	53,700	1,339
Tetra Tech, Inc. (a)*	89,178	2,082
The Advisory Board Co. (a)*	26,576	1,706
The Geo Group, Inc. *	78,800	2,492
United Stationers, Inc. *	47,167	2,731
Viad Corp.	36,896	1,308
Waste Connections, Inc. (a)*	110,943	3,751
Watson Wyatt Worldwide, Inc., Class A	70,081	3,341

		71,791
Consumer Durables & Apparel 3.8%

American Greetings Corp., Class A	91,711	2,416
Beazer Homes USA, Inc. (a)	52,898	594
Blyth, Inc.	49,309	941
Callaway Golf Co.	94,369	1,634
Carter’s, Inc. (a)*	79,014	1,745
Champion Enterprises, Inc. (a)*	102,133	1,211
Columbia Sportswear Co. (a)	23,419	1,142
Crocs, Inc. (a)*	114,418	8,553
Deckers Outdoor Corp. *	20,200	2,824
Ethan Allen Interiors, Inc. (a)	52,179	1,610
Fossil, Inc. *	69,666	2,617
Furniture Brands International, Inc. (a)	76,502	922
Hovnanian Enterprises, Inc., Class A (a)*	46,011	523
Iconix Brand Group, Inc. *	68,600	1,567
JAKKS Pacific, Inc. (a)*	46,174	1,224
Jarden Corp. (a)*	90,008	3,197
K-Swiss, Inc., Class A (a)	41,928	981
Kellwood Co. (a)	40,528	672
Kimball International, Inc., Class B	34,851	465
La-Z-boy, Inc. (a)	82,009	647
Leapfrog Enterprises, Inc. (a)*	21,325	160
Meritage Homes Corp. (a)*	32,185	518
Movado Group, Inc.	39,100	1,177
Oakley, Inc. *	37,109	1,085
Oxford Industries, Inc.	25,418	659
Polaris Industries, Inc. (a)	56,423	2,775
Quiksilver, Inc. (a)*	169,212	2,284
RC2 Corp. *	34,486	1,028
Sealy Corp. (a)	59,000	780
Skechers U.S.A., Inc., Class A *	42,078	1,035
Standard Pacific Corp. (a)	87,950	422
Steven Madden Ltd.	32,500	724
Tempur-Pedic International, Inc. (a)	123,062	4,430
The Timberland Co., Class A *	77,360	1,509
The Warnaco Group, Inc. *	76,463	3,111
Tupperware Brands Corp. (a)	100,511	3,628
Under Armour, Inc., Class A (a)*	30,720	1,912
See financial notes.  3

Schwab Small-Cap Index Fund
Portfolio Holdings continued

	Number of	Value
Security	Shares	($ x 1,000)

WCI Communities, Inc. (a)*	56,688	310
Wolverine World Wide, Inc.	88,536	2,270

		65,302
Consumer Services 4.7%

Ambassadors Groups, Inc.	32,900	598
Ameristar Casinos, Inc.	40,875	1,331
Applebee’s International, Inc.	111,330	2,821
Bally Technologies, Inc. *	74,462	3,003
Bob Evans Farms, Inc. (a)	57,446	1,619
Bright Horizons Family Solutions, Inc. (a)*	35,888	1,393
California Pizza Kitchen, Inc. *	32,850	532
CBRL Group, Inc.	40,753	1,626
CEC Entertainment, Inc. *	51,238	1,527
Cedar Fair L.P. (a)	74,132	1,822
Chipotle Mexican Grill, Inc., Class A (a)*	46,747	6,498
Choice Hotels International, Inc.	54,114	2,096
CKE Restaurants, Inc. (a)	103,079	1,668
Coinstar, Inc. *	45,600	1,571
Corinthian Colleges, Inc. (a)*	127,029	2,082
DeVry, Inc.	98,080	5,364
Domino’s Pizza, Inc.	65,979	1,019
Escala Group, Inc. (a)*	38,196	80
Gaylord Entertainment Co. *	59,735	3,254
Icahn Enterprises L.P. (a)	7,847	1,024
IHOP Corp. (a)	28,572	1,810
INVESTools, Inc. *	107,000	1,561
Isle of Capri Casinos, Inc. (a)*	18,884	382
Jackson Hewitt Tax Service, Inc. (a)	49,676	1,552
Krispy Kreme Doughnuts, Inc. (a)*	96,600	309
Landry’s Restaurants, Inc. (a)	23,236	667
Life Time Fitness, Inc. (a)*	45,677	2,770
Matthews International Corp., Class A (a)	44,484	2,027
P.F. Chang’s China Bistro, Inc. (a)*	34,842	1,014
Papa John’s International, Inc. *	38,155	889
Pinnacle Entertainment, Inc. *	96,485	2,817
Red Robin Gourmet Burgers, Inc. (a)*	21,327	854
Regis Corp.	71,449	2,401
Ruby Tuesday, Inc. (a)	87,914	1,404
Shuffle Master, Inc. (a)*	41,612	569
Six Flags, Inc. (a)*	114,908	372
Sonic Corp. (a)*	97,229	2,409
Speedway Motorsports, Inc. (a)	43,684	1,586
Steiner Leisure Ltd. *	23,909	1,075
Stewart Enterprises, Inc., Class A (a)	172,800	1,567
Strayer Education, Inc. (a)	22,771	4,246
Texas Roadhouse, Inc., Class A *	82,396	1,044
The Marcus Corp. (a)	29,083	560
Triarc Cos., Inc., Class B (a)	104,831	1,174
Universal Technical Institute, Inc. (a)*	38,556	726
Vail Resorts, Inc. *	50,871	3,087
WMS Industries, Inc. *	58,051	2,013

		81,813
Diversified Financials 2.2%

Advance America Cash Advance Centers, Inc.	87,065	832
Advanta Corp., Class B	53,100	839
Calamos Asset Management, Inc., Class A	37,596	1,279
Cash America International, Inc.	47,770	1,863
Cohen & Steers, Inc. (a)	20,528	772
CompuCredit Corp. (a)*	33,600	670
Credit Acceptance Corp. *	2,553	57
EZCORP, Inc., Class A *	73,600	969
Financial Federal Corp. (a)	41,123	1,111
First Cash Financial Services, Inc. *	42,200	830
GAMCO Investors, Inc., Class A (a)	21,000	1,300
GFI Group, Inc. (a)*	20,642	1,782
Greenhill & Co., Inc. (a)	18,382	1,360
International Securities Exchange Holdings, Inc., Class A	63,348	4,247
Investment Technology Group, Inc. *	70,365	2,948
KKR Financial Holdings LLC	144,943	2,263
Knight Capital Group, Inc., Class A (a)*	152,172	2,041
Merrill Lynch & Co., Inc. (a)	9,860	651
optionsXpress Holdings, Inc. (a)	59,947	1,784
PICO Holdings, Inc. (a)*	25,900	1,068
Piper Jaffray Cos., Inc. *	30,339	1,559
Portfolio Recovery Associates, Inc. (a)	25,043	1,130
SWS Group, Inc.	47,500	902
W.P. Carey & Co. LLC	41,266	1,442
Waddell & Reed Financial, Inc., Class A (a)	125,539	4,170
World Acceptance Corp. (a)*	27,000	871

		38,740
Energy 8.1%

Alliance Resource Partners L.P.	31,610	1,216
Alpha Natural Resources, Inc. (a)*	86,661	2,378
Atlas America, Inc. (a)	34,663	2,000
Atlas Pipeline Partners L.P.	20,100	973
ATP Oil & Gas Corp. (a)*	27,633	1,585
Atwood Oceanics, Inc. *	44,404	3,741
Berry Petroleum Co., Class A	56,612	2,758
Bill Barrett Corp. (a)*	54,193	2,536
4  See financial notes.

Schwab Small-Cap Index Fund
Portfolio Holdings continued

	Number of	Value
Security	Shares	($ x 1,000)

Boardwalk Pipeline Partners L.P. (a)	27,505	894
BP Prudhoe Bay Royalty Trust (a)	32,865	2,549
Bristow Group, Inc. (a)*	39,987	1,995
Buckeye Partners L.P. (a)	62,408	3,463
CARBO Ceramics, Inc. (a)	30,420	1,366
Carrizo Oil & Gas, Inc. (a)*	27,600	1,418
CNX Gas Corp. (a)*	49,394	1,577
Complete Production Services, Inc. (a)*	59,900	1,192
Comstock Resources, Inc. *	62,426	2,282
Copano Energy LLC (a)	48,700	1,885
Crosstex Energy L.P. (a)	28,483	975
Crosstex Energy, Inc. (a)	38,844	1,432
Delta Petroleum Corp. (a)*	63,827	1,194
Dorchester Minerals L.P.	27,392	612
Dresser-Rand Group, Inc. *	133,619	5,171
Dril-Quip, Inc. (a)*	38,950	2,077
Enbridge Energy Management LLC (a)*	17,404	954
Encore Acquisition Co. (a)*	72,377	2,656
Energy Partners Ltd. *	41,068	630
Energy Transfer Equity L.P.	52,400	1,865
Evergreen Energy, Inc. (a)*	101,457	478
EXCO Resources, Inc. (a)*	107,451	1,814
Exterran Holdings, Inc. *	16,000	1,347
Foundation Coal Holdings, Inc.	73,578	3,143
General Maritime Corp. (a)	42,296	1,192
Global Industries Ltd. *	149,682	3,685
Grey Wolf, Inc. *	293,748	1,654
GulfMark Offshore, Inc. *	33,200	1,546
Hercules Offshore, Inc. (a)*	80,304	2,171
Holly Corp.	55,506	3,486
Hornbeck Offshore Services, Inc. (a)*	36,845	1,441
Hugoton Royalty Trust (a)	60,360	1,472
Inergy Holdings L.P.	5,000	242
Inergy, L.P. (a)	58,352	2,035
International Coal Group, Inc. (a)*	132,368	712
ION Geophysical Corp. (a)*	33,000	500
Lufkin Industries, Inc.	23,595	1,403
Magellan Midstream Holdings L.P.	51,825	1,393
Magellan Midstream Partners (a)	15,000	632
Mariner Energy, Inc. *	139,466	3,487
Markwest Energy Partners L.P. (a)	46,900	1,537
Natural Resource Partners L.P. (a)	52,211	1,780
Newpark Resources, Inc. *	117,110	734
NuStar GP Holdings LLC	57,500	1,858
Oil States International, Inc. *	80,336	3,470
Overseas Shipholding Group, Inc.	45,361	3,375
Parallel Petroleum Corp. *	46,800	958
Parker Drilling Co. *	176,965	1,494
Penn Virginia Corp.	55,778	2,700
Penn Virginia Resource Partners, L.P. (a)	41,446	1,194
Petroleum Development Corp. *	19,903	904
Pioneer Drilling Co. *	79,231	965
Regency Energy Partners L.P.	42,220	1,340
Rosetta Resources, Inc. (a)*	81,400	1,547
RPC, Inc. (a)	39,889	446
SEACOR Holdings, Inc. *	33,816	3,099
Ship Finance International Ltd. (a)	49,325	1,351
Stone Energy Corp. *	46,969	2,094
Sunoco Logistics Partners L.P. (a)	25,186	1,478
Swift Energy Co. *	41,801	1,983
TC Pipelines L.P. (a)	44,000	1,620
TETRA Technologies, Inc. (a)*	101,974	2,008
USEC, Inc. (a)*	141,823	1,248
W-H Energy Services, Inc. (a)*	50,378	2,900
Warren Resources, Inc. (a)*	64,545	980
Western Refining, Inc. (a)	42,122	1,545
Whiting Petroleum Corp. *	67,211	3,633
Williams Partners L.P.	37,300	1,706
World Fuel Services Corp. (a)	41,978	1,859

		139,013
Food & Staples Retailing 0.8%

Casey’s General Stores, Inc. (a)	83,226	2,372
Longs Drug Stores Corp.	48,705	2,557
Performance Food Group Co. *	56,674	1,530
Ruddick Corp. (a)	52,456	1,784
The Andersons, Inc. (a)	24,000	1,192
The Great Atlantic & Pacific Tea Co., Inc. (a)*	30,090	974
The Pantry, Inc. (a)*	30,276	848
United Natural Foods, Inc. (a)*	60,382	1,747
Weis Markets, Inc. (a)	18,000	790

		13,794
Food, Beverage & Tobacco 2.0%

Alliance One International, Inc. *	161,200	1,053
Central European Distribution Corp. (a)*	40,717	2,165
Chiquita Brands International, Inc. (a)*	70,202	1,316
Flowers Foods, Inc.	125,426	2,752
Fresh Del Monte Produce, Inc. (a)	45,646	1,656
Hansen Natural Corp. (a)*	93,760	6,376
Lancaster Colony Corp. (a)	35,943	1,444
Lance, Inc.	40,100	849
PepsiAmericas, Inc.	96,836	3,459
Pilgrim’s Pride Corp. (a)	60,180	1,787
Ralcorp Holdings, Inc. (a)*	41,235	2,322
Seaboard Corp. (a)	975	1,591
The Hain Celestial Group, Inc. (a)*	55,131	1,933
Tootsie Roll Industries, Inc. (a)	58,851	1,517
See financial notes.  5

Schwab Small-Cap Index Fund
Portfolio Holdings continued

	Number of	Value
Security	Shares	($ x 1,000)

TreeHouse Foods, Inc. *	48,000	1,339
Universal Corp. (a)	42,745	2,083
Vector Group Ltd. (a)	67,462	1,476

		35,118
Health Care Equipment & Services 5.9%

Align Technology, Inc. (a)*	104,900	2,171
Allscripts Healthcare Solutions, Inc. (a)*	68,775	1,905
Amedisys, Inc. (a)*	42,100	1,787
American Medical Systems Holdings, Inc. (a)*	96,525	1,235
AMERIGROUP Corp. *	86,042	3,011
AMN Healthcare Services, Inc. *	53,300	1,013
AmSurg Corp. *	49,300	1,304
Analogic Corp.	25,654	1,466
Apria Healthcare Group, Inc. (a)*	69,737	1,686
ArthroCare Corp. (a)*	44,230	2,868
Assisted Living Concepts, Inc. *	88,600	780
Brookdale Senior Living, Inc. (a)	37,769	1,393
Centene Corp. *	72,092	1,682
Chemed Corp.	45,900	2,631
CONMED Corp. *	51,500	1,465
DJO, Inc. *	31,700	1,583
Eclipsys Corp. (a)*	77,367	1,745
ev3, Inc. *	50,755	745
Haemonetics Corp. *	42,455	2,182
HealthExtras, Inc. (a)*	45,965	1,339
HEALTHSOUTH Corp. (a)*	119,900	2,404
Healthspring, Inc. *	39,949	839
Healthways, Inc. (a)*	49,763	3,021
Immucor, Inc. *	108,654	3,504
Integra LifeSciences Holdings (a)*	30,348	1,471
Invacare Corp. (a)	52,211	1,413
InVentiv Health, Inc. (a)*	48,701	2,057
Inverness Medical Innovations, Inc. (a)*	75,156	4,516
Kindred Healthcare, Inc. *	51,492	1,094
Kyphon, Inc. *	72,236	5,120
LCA-Vision, Inc. (a)	31,043	530
LifePoint Hospitals, Inc. *	94,241	2,876
Magellan Health Services, Inc. *	65,910	2,775
Matria Healthcare, Inc. (a)*	24,241	623
Mentor Corp. (a)	67,396	2,869
Meridian Bioscience, Inc.	58,350	1,931
NuVasive, Inc. *	52,000	2,225
Odyssey HealthCare, Inc. *	48,141	493
Owens & Minor, Inc.	54,792	2,221
Palomar Medical Technologies, Inc. (a)*	28,000	708
PharMerica Corp. (a)*	18,847	301
PolyMedica Corp. (a)	31,147	1,650
PSS World Medical, Inc. (a)*	112,066	2,264
Psychiatric Solutions, Inc. *	80,254	3,178
Sirona Dental Systems, Inc. (a)*	22,565	759
STERIS Corp.	105,358	3,060
Sunrise Senior Living, Inc. *	70,877	2,622
SurModics, Inc. (a)*	24,019	1,363
Symmetry Medical, Inc. (a)*	55,991	960
The TriZetto Group, Inc. (a)*	71,680	1,171
Thoratec Corp. (a)*	85,626	1,710
Universal American Financial Corp. *	72,702	1,764
West Pharmaceutical Services, Inc. (a)	51,865	2,144
Wright Medical Group, Inc. *	57,900	1,534

		101,161
Household & Personal Products 0.4%

Bare Escentuals, Inc. (a)*	29,000	716
Chattem, Inc. (a)*	30,713	2,282
Elizabeth Arden, Inc. *	45,898	1,143
Nu Skin Enterprises, Inc., Class A	88,122	1,522
USANA Health Sciences, Inc. (a)*	14,029	573

		6,236
Insurance 3.1%

Alfa Corp.	91,680	1,669
Allied World Assurance Holdings Ltd.	43,800	2,098
American Equity Investment Life Holding Co. (a)	77,764	760
Argo Group International Holdings Ltd. (a)*	32,938	1,403
CNA Surety Corp. *	41,000	811
Delphi Financial Group, Inc., Class A	71,880	2,785
Employers Holdings, Inc.	81,400	1,560
FBL Financial Group, Inc., Class A	27,168	1,100
Harleysville Group, Inc.	29,763	928
Hilb Rogal & Hobbs Co.	61,219	2,698
Horace Mann Educators Corp.	78,278	1,620
Infinity Property & Casualty Corp.	31,792	1,279
IPC Holdings Ltd.	97,977	2,930
LandAmerica Financial Group, Inc.	26,933	748
Montpelier Re Holdings Ltd.	168,649	3,019
National Financial Partners Corp. (a)	47,738	2,610
National Western Life Insurance Co., Class A	4,494	976
Odyssey Re Holdings Corp. (a)	42,883	1,594
OneBeacon Insurance Group Ltd.	42,500	914
ProAssurance Corp. (a)*	55,989	3,087
RLI Corp.	35,155	2,045
Security Capital Assurance Ltd (a)	105,600	1,385
Selective Insurance Group, Inc.	91,014	2,213
State Auto Financial Corp. (a)	39,856	1,097
6  See financial notes.

Schwab Small-Cap Index Fund
Portfolio Holdings continued

	Number of	Value
Security	Shares	($ x 1,000)

Stewart Information Services Corp. (a)	28,543	828
The Commerce Group, Inc.	76,448	2,790
The Navigators Group, Inc. *	21,485	1,295
The Phoenix Cos., Inc.	191,792	2,643
Tower Group, Inc.	30,300	915
United Fire & Casualty Co. (a)	34,300	1,099
Zenith National Insurance Corp.	60,645	2,437

		53,336
Materials 4.9%

A. Schulman, Inc.	40,409	954
AbitibiBowater, Inc. (a)	43,098	1,477
AMCOL International Corp. (a)	26,752	1,079
Arch Chemicals, Inc.	42,772	1,951
Brush Engineered Materials, Inc. *	31,000	1,497
Century Aluminum Co. *	44,474	2,588
CF Industries Holdings, Inc.	74,553	6,553
Coeur d’Alene Mines Corp. (a)*	363,806	1,437
Compass Minerals International, Inc. (a)	46,982	1,734
Eagle Materials, Inc. (a)	49,690	1,963
Ferro Corp. (a)	68,377	1,417
Georgia Gulf Corp. (a)	41,655	504
Glatfelter (a)	52,000	836
Graphic Packaging Corp. *	190,915	939
Greif, Inc., Class A	51,162	3,254
H.B. Fuller Co.	102,816	3,026
Headwaters, Inc. (a)*	69,114	992
Hecla Mining Co. *	202,600	1,949
Kaiser Aluminum Corp. (a)	15,800	1,197
Kronos Worldwide, Inc. (a)	72,605	1,364
Metal Management, Inc.	41,221	2,167
Minerals Technologies, Inc. (a)	30,561	2,146
NewMarket Corp.	29,600	1,591
NL Industries, Inc. (a)	15,841	175
Olin Corp.	117,891	2,686
OM Group, Inc. *	50,600	2,681
PolyOne Corp. *	149,375	1,194
Quanex Corp. (a)	62,904	2,591
Rock-Tenn Co., Class A	58,000	1,691
Rockwood Holdings, Inc. (a)*	39,588	1,547
Royal Gold, Inc. (a)	30,238	1,069
RTI International Metals, Inc. *	34,466	2,695
Schnitzer Steel Industries, Inc., Class A	34,955	2,309
Sensient Technologies Corp. (a)	77,425	2,314
Silgan Holdings, Inc.	40,012	2,183
Spartech Corp.	57,913	890
Stillwater Mining Co. *	68,941	767
Symyx Technologies, Inc. *	44,812	413
Terra Industries, Inc. *	155,300	5,729
Texas Industries, Inc. (a)	34,751	2,539
Valhi, Inc. (a)	70,458	1,881
W.R. Grace & Co. *	89,500	2,649
Wausau Paper Corp.	80,920	810
Worthington Industries, Inc. (a)	112,360	2,809
Zoltek Cos., Inc. (a)*	20,900	925

		85,162
Media 2.4%

Arbitron, Inc.	49,256	2,493
Belo Corp., Class A	141,200	2,612
Charter Communications, Inc., Class A *	642,400	1,330
Citadel Broadcasting Corp. (a)	90,623	399
CKX, Inc. *	72,771	885
Clear Channel Outdoor Holdings, Inc., Class A (a)*	57,000	1,449
Crown Media Holdings, Inc., Class A (a)*	18,000	142
DreamWorks Animation SKG, Inc., Class A *	79,045	2,574
Entercom Communications Corp., Class A (a)	40,084	744
Entravision Communications Corp., Class A *	114,227	1,039
Gemstar-TV Guide International, Inc. *	439,086	3,025
Harte-Hanks, Inc. (a)	72,616	1,280
Hearst-Argyle Television, Inc. (a)	44,980	1,003
Interactive Data Corp.	62,030	1,994
Journal Communications, Inc., Class A	70,878	631
Lee Enterprises, Inc. (a)	72,940	1,171
Live Nation, Inc. *	106,689	2,181
Marvel Entertainment, Inc. (a)*	97,830	2,420
Media General, Inc., Class A (a)	32,336	905
Morningstar, Inc. (a)*	40,241	2,995
National CineMedia, Inc. (a)	64,000	1,723
Radio One, Inc., Class A *	130,307	455
RCN Corp. (a)*	62,368	911
Regal Entertainment Group, Class A	91,491	2,065
Scholastic Corp. *	42,169	1,669
Sun-Times Media Group, Inc., Class A *	34,680	77
The McClatchy Co., Class A (a)	46,805	776
Valassis Communications, Inc. (a)*	75,662	745
Warner Music Group Corp. (a)	74,286	756
Westwood One, Inc.	106,610	228

		40,677
Pharmaceuticals & Biotechnology 6.0%

Abraxis Bioscience, Inc. (a)*	47,356	1,176
Adams Respiratory Therapeutics, Inc. (a)*	53,510	2,351
See financial notes.  7

Schwab Small-Cap Index Fund
Portfolio Holdings continued

	Number of	Value
Security	Shares	($ x 1,000)

Alexion Pharmaceuticals, Inc. *	49,028	3,751
Alkermes, Inc. *	161,042	2,609
Alpharma, Inc., Class A (a)*	53,930	1,112
AMAG Pharmaceuticals, Inc. (a)*	23,600	1,542
Applera Corp.-Celera Group (a)*	111,317	1,816
Arena Pharmaceuticals, Inc. (a)*	93,600	899
Bio-Rad Laboratories, Inc., Class A *	30,331	2,929
BioMarin Pharmaceuticals, Inc. *	131,314	3,641
Bruker BioSciences Corp. *	98,326	1,018
Cambrex Corp.	48,200	549
Cepheid, Inc. (a)*	84,500	2,187
Cubist Pharmaceuticals, Inc. (a)*	90,432	2,116
CV Therapeutics, Inc. (a)*	91,563	938
Dionex Corp. (a)*	31,344	2,758
Exelixis, Inc. *	153,672	1,690
Halozyme Therapeutics, Inc. (a)*	109,300	1,003
Human Genome Sciences, Inc. (a)*	191,181	1,809
Illumina, Inc. (a)*	87,394	4,907
InterMune, Inc. (a)*	40,300	803
Isis Pharmaceuticals, Inc. (a)*	129,000	2,273
K-V Pharmaceutical Co., Class A (a)*	55,701	1,746
LifeCell Corp. (a)*	52,000	2,291
Ligand Pharmaceuticals, Inc., Class B	155,000	834
MannKind Corp. (a)*	40,532	370
Martek Biosciences Corp. (a)*	51,576	1,576
Medarex, Inc. (a)*	203,750	2,435
Medicis Pharmaceutical Corp., Class A (a)	91,449	2,715
MGI Pharma, Inc. *	133,691	4,356
Myriad Genetics, Inc. *	67,265	3,724
Nektar Therapeutics *	127,271	761
Onyx Pharmaceuticals, Inc. *	90,466	4,226
OSI Pharmaceuticals, Inc. *	93,291	3,878
Par Pharmaceutical Cos., Inc. *	55,280	1,019
PAREXEL International Corp. *	46,409	2,135
Perrigo Co. (a)	122,551	2,906
Pharmion Corp. (a)*	40,200	1,934
Progenics Pharmaceuticals, Inc. (a)*	33,697	780
Regeneron Pharmaceuticals, Inc. *	110,349	2,428
Salix Pharmaceuticals Ltd. (a)*	75,233	880
Sciele Pharma, Inc. (a)*	49,432	1,258
The Medicines Co. (a)*	79,308	1,519
Theravance, Inc. *	65,138	1,630
United Therapeutics Corp. (a)*	31,576	2,161
Valeant Pharmaceuticals International *	154,686	2,251
Varian, Inc. *	49,971	3,692
Ventana Medical Systems, Inc. *	51,706	4,550
ViroPharma, Inc. (a)*	113,074	974
ZymoGenetics, Inc. (a)*	47,177	634

		103,540
Real Estate 5.8%

Acadia Realty Trust	49,400	1,309
Alexander’s, Inc.(a)*	3,110	1,250
American Campus Communities, Inc.	35,200	1,001
American Financial Realty Trust	202,117	1,362
American Home Mortgage Investment Corp.	69,569	8
Anthracite Capital, Inc. (a)	89,000	740
Ashford Hospitality Trust (a)	158,200	1,557
BioMed Realty Trust, Inc. (a)	100,734	2,407
Corporate Office Properties Trust	70,949	2,932
Cousins Properties, Inc. (a)	61,645	1,775
Crystal River Capital, Inc. (a)	38,100	554
DCT Industrial Trust, Inc. (a)	259,200	2,781
Deerfield Triarc Capital Corp. (a)	74,000	707
DiamondRock Hospitality Co.	145,500	2,788
Digital Realty Trust, Inc. (a)	96,504	4,245
Douglas Emmett, Inc.	123,000	3,236
EastGroup Properties, Inc. (a)	36,490	1,740
Entertainment Properties Trust	40,655	2,231
Equity Lifestyle Properties, Inc.	36,959	1,857
Equity One, Inc. (a)	57,937	1,517
Extra Space Storage, Inc.	88,958	1,398
FelCor Lodging Trust, Inc.	95,494	2,000
First Industrial Realty Trust, Inc. (a)	69,101	2,816
First Potomac Realty Trust	37,100	775
Franklin Street Properties Corp. (a)	89,265	1,451
Friedman, Billings, Ramsey Group, Inc., Class A	268,917	1,156
Getty Realty Corp.	27,142	772
Glimcher Realty Trust (a)	56,548	1,255
Gramercy Capital Corp. (a)	30,000	791
Healthcare Realty Trust, Inc. (a)	73,581	1,945
Home Properties, Inc. (a)	51,065	2,626
Inland Real Estate Corp. (a)	100,236	1,494
LaSalle Hotel Properties (a)	61,726	2,551
Lexington Realty Trust (a)	108,091	2,139
Maguire Properties, Inc. (a)	57,535	1,568
Medical Properties Trust, Inc. (a)	75,700	994
Mid-America Apartment Communities, Inc. (a)	38,952	2,026
National Health Investors, Inc.	36,368	1,065
National Retail Properties, Inc. (a)	100,426	2,546
Newcastle Investment Corp. (a)	72,630	1,079
NorthStar Realty Finance Corp. (a)	92,500	865
OMEGA Healthcare Investors, Inc.	92,458	1,547
8  See financial notes.

Schwab Small-Cap Index Fund
Portfolio Holdings continued

	Number of	Value
Security	Shares	($ x 1,000)

Parkway Properties, Inc.	22,900	985
Pennsylvania Real Estate Investment Trust (a)	57,012	2,175
Post Properties, Inc. (a)	67,067	2,750
Potlatch Corp.	59,803	2,850
PS Business Parks, Inc.	24,638	1,436
RAIT Financial Trust (a)	93,106	847
Redwood Trust, Inc. (a)	40,429	1,065
Saul Centers, Inc. (a)	17,300	948
Senior Housing Properties Trust	114,516	2,567
Sovran Self Storage, Inc. (a)	31,526	1,491
Strategic Hotels & Resorts, Inc.	116,031	2,534
Sunstone Hotel Investors, Inc.	101,409	2,820
Tanger Factory Outlet Centers, Inc. (a)	47,734	2,011
Tejon Ranch Co. (a)*	20,692	829
U-Store-It Trust (a)	75,979	980
Washington Real Estate Investment Trust (a)	69,282	2,440

		99,584
Retailing 3.4%

99 Cents Only Stores (a)*	71,806	772
Aaron Rents, Inc., Class B (a)	79,971	1,694
Aeropostale, Inc. (a)*	124,632	2,854
Blockbuster, Inc., Class A (a)*	336,021	1,767
Borders Group, Inc. (a)	79,650	1,228
Brown Shoe Co., Inc.	75,675	1,544
Building Materials Holding Corp. (a)	39,348	309
Cabela’s, Inc., Class A (a)*	50,136	979
Charming Shoppes, Inc. (a)*	204,453	1,517
Christopher & Banks Corp. (a)	48,724	668
Coldwater Creek, Inc. (a)*	96,579	864
CSK Auto Corp. *	67,403	768
Dick’s Sporting Goods, Inc. (a)*	127,680	4,261
DSW, Inc., Class A (a)*	5,000	113
Fred’s, Inc., Class A	61,700	654
Genesco, Inc. *	31,244	1,443
Group 1 Automotive, Inc.	33,264	1,033
GSI Commerce, Inc. (a)*	37,300	1,063
Guess?, Inc.	66,072	3,395
Hibbett Sports, Inc. (a)*	45,775	1,080
J. Crew Group, Inc. *	52,600	1,967
Jo-Ann Stores, Inc. *	40,400	779
Jos. A. Bank Clothiers, Inc. (a)*	29,912	874
LKQ Corp. (a)*	73,906	2,850
Netflix, Inc. (a)*	95,086	2,517
New York & Co., Inc. (a)*	13,500	95
NutriSystem, Inc. (a)*	45,948	1,383
Pacific Sunwear of California, Inc. *	102,861	1,720
Penske Automotive Group, Inc. (a)	55,716	1,241
Pier 1 Imports, Inc. (a)*	136,902	697
Rent-A-Center, Inc. *	110,005	1,760
Sally Beauty Holdings, Inc. *	147,250	1,362
Select Comfort Corp. (a)*	67,801	775
Sonic Automotive, Inc., Class A (a)	49,332	1,246
Stage Stores, Inc.	59,527	1,117
The Buckle, Inc. (a)	24,676	1,064
The Cato Corp., Class A (a)	51,504	1,034
The Children’s Place Retail Stores, Inc. (a)*	34,813	891
The Dress Barn, Inc. *	79,412	1,302
The Finish Line, Inc., Class A	57,517	216
The Gymboree Corp. *	55,210	1,879
The Pep Boys — Manny, Moe & Jack (a)	97,304	1,431
The Talbots, Inc. (a)	32,970	485
Tween Brands, Inc. *	42,755	1,313
Zale Corp. (a)*	66,244	1,396

		59,400
Semiconductors & Semiconductor Equipment 4.0%

Advanced Energy Industries, Inc. *	65,200	1,043
Amkor Technology, Inc. (a)*	187,518	2,125
ANADIGICS, Inc. (a)*	93,900	1,385
Applied Micro Circuits Corp. *	433,863	1,397
Atheros Communications *	89,843	3,153
ATMI, Inc. *	51,954	1,670
Axcelis Technologies, Inc. (a)*	144,941	680
Brooks Automation, Inc. *	118,831	1,542
Cabot Microelectronics Corp. (a)*	38,600	1,532
Cirrus Logic, Inc. *	142,004	873
Conexant Systems, Inc. *	635,555	814
Cree, Inc. (a)*	134,296	3,760
Cymer, Inc. *	55,265	2,349
Diodes, Inc. (a)*	46,281	1,530
DSP Group, Inc. *	47,711	753
Entegris, Inc. (a)*	210,672	1,923
FEI Co. *	42,400	1,230
FormFactor, Inc. *	69,373	2,713
Hittite Microwave Corp. *	18,809	945
Lattice Semiconductor Corp. *	191,800	802
Micrel, Inc.	93,905	850
Microsemi Corp. (a)*	122,819	3,268
MKS Instruments, Inc. (a)*	59,199	1,189
OmniVision Technologies, Inc. (a)*	91,073	2,017
ON Semiconductor Corp. *	313,046	3,193
Photronics, Inc. (a)*	75,474	826
PMC-Sierra, Inc. (a)*	340,923	3,072
Power Integrations, Inc. *	62	2
RF Micro Devices, Inc. (a)*	307,054	1,910
Semtech Corp. *	114,129	1,953
See financial notes.  9

Schwab Small-Cap Index Fund
Portfolio Holdings continued

	Number of	Value
Security	Shares	($ x 1,000)

Sigma Designs, Inc. (a)*	35,000	2,057
Silicon Image, Inc. (a)*	135,622	864
SiRF Technology Holdings, Inc. (a)*	74,146	2,210
Skyworks Solutions, Inc. *	261,808	2,414
Spansion, Inc., Class A (a)*	68,263	481
Standard Microsystems Corp. *	39,092	1,525
Tessera Technologies, Inc. *	75,090	2,868
Trident Microsystems, Inc. *	87,843	661
TriQuint Semiconductor, Inc. *	211,300	1,325
Veeco Instruments, Inc. (a)*	52,600	950
Vitesse Semiconductor Corp. *	306,394	340
Zoran Corp. *	80,924	2,064

		68,258
Software & Services 6.6%

ACI Worldwide, Inc. (a)*	50,259	1,149
Acxiom Corp.	117,376	1,542
Advent Software, Inc. (a)*	28,114	1,556
ANSYS, Inc. *	125,648	4,876
Ariba, Inc. (a)*	147,100	1,904
Aspen Technology, Inc. *	153,400	2,675
BearingPoint, Inc. (a)*	316,657	1,517
Blackbaud, Inc.	60,669	1,635
Blackboard, Inc. (a)*	38,961	1,944
CACI International, Inc., Class A *	51,027	2,748
Clarent Corp. *	105,200	—
CMGI, Inc. *	870,500	1,227
CNET Networks, Inc. (a)*	222,430	1,797
CSG Systems International, Inc. (a)*	78,045	1,602
DealerTrack Holdings, Inc. *	44,336	2,176
EarthLink, Inc. *	195,181	1,544
Epicor Software Corp. *	89,100	1,041
Equinix, Inc. (a)*	40,047	4,672
Euronet Worldwide, Inc. (a)*	79,036	2,532
Gartner, Inc. (a)*	86,849	1,902
Gevity HR, Inc. (a)	37,581	375
Global Cash Access Holdings, Inc. (a)*	50,118	501
Heartland Payment Systems, Inc. (a)	6,000	180
Hewitt Associates, Inc., Class A *	168,138	5,932
Informatica Corp. *	140,581	2,401
InfoSpace, Inc.	54,879	1,061
Internap Network Services Corp. (a)*	79,600	1,326
Interwoven, Inc. *	77,800	1,104
j2 Global Communications, Inc. *	83,928	2,828
Jack Henry & Associates, Inc. (a)	125,520	3,668
Macrovision Corp. (a)*	83,851	2,012
Manhattan Associates, Inc. *	47,647	1,437
ManTech International Corp., Class A *	33,482	1,331
MAXIMUS, Inc. (a)	36,974	1,772
Mentor Graphics Corp. (a)*	130,767	2,095
MicroStrategy, Inc., Class A *	15,662	1,540
Midway Games, Inc. (a)*	34,900	109
Move, Inc. (a)*	220,552	560
MPS Group, Inc. (a)*	165,746	2,024
Nuance Communications, Inc. (a)*	228,357	5,049
Openwave Systems, Inc.	133,892	530
Perot Systems Corp., Class A *	139,792	2,041
Progress Software Corp. *	68,280	2,233
Quality Systems, Inc. (a)	24,072	872
Quest Software, Inc. *	104,788	1,823
RealNetworks, Inc. *	188,330	1,367
SAIC, Inc. *	181,600	3,579
Sapient Corp. *	128,563	900
Secure Computing Corp. (a)*	88,719	878
SPSS, Inc. *	37,300	1,417
SRA International, Inc., Class A *	67,495	1,853
Syntel, Inc. (a)	883	38
Take-Two Interactive Software, Inc. (a)*	103,504	1,944
The Ultimate Software Group, Inc. *	37,000	1,277
TIBCO Software, Inc. *	333,036	3,057
United Online, Inc. (a)	103,887	1,828
VeriFone Holdings, Inc. (a)*	76,243	3,769
Verint Systems, Inc. *	44,222	1,109
WebMD Health Corp., Class A (a)*	14,824	682
Websense, Inc. (a)*	70,904	1,305
Wind River Systems, Inc. (a)*	118,836	1,487
Wright Express Corp. *	64,176	2,484

		113,817
Technology Hardware & Equipment 5.9%

3Com Corp. *	630,919	3,079
Adaptec, Inc. *	189,613	669
ADTRAN, Inc.	101,505	2,443
Agilysys, Inc. (a)	40,290	697
Andrew Corp. *	244,100	3,579
Anixter International, Inc. (a)*	47,443	3,409
Arris Group, Inc. (a)*	174,790	2,010
Avid Technology, Inc. (a)*	67,905	1,996
Avocent Corp. (a)*	69,056	1,867
AVX Corp. (a)	105,132	1,624
Benchmark Electronics, Inc. (a)*	117,794	2,416
Black Box Corp. (a)	22,192	887
Brightpoint, Inc. (a)*	68,295	1,106
C-COR, Inc. *	88,600	1,086
Checkpoint Systems, Inc. *	62,444	1,889
Cogent, Inc. (a)*	73,409	1,084
Cognex Corp. (a)	61,809	1,111
Coherent, Inc. (a)*	48,100	1,578
Comtech Telecommunications Corp. *	37,800	2,051
Daktronics, Inc. (a)	38,400	1,145
10  See financial notes.

Schwab Small-Cap Index Fund
Portfolio Holdings continued

	Number of	Value
Security	Shares	($ x 1,000)

Dolby Laboratories, Inc., Class A *	62,229	2,580
Dycom Industries, Inc. *	68,932	1,947
Electro Scientific Industries, Inc. (a)*	39,085	853
Electronics for Imaging, Inc. (a)*	87,409	1,993
Emulex Corp. *	146,290	3,169
Finisar Corp. (a)*	360,100	835
Foundry Networks, Inc. *	231,824	4,901
Harmonic, Inc. *	114,900	1,416
Hughes Communications, Inc. (a)*	10,000	596
Hutchinson Technology, Inc. (a)*	30,886	733
Imation Corp.	49,813	1,110
Insight Enterprises, Inc. *	74,400	2,056
InterDigital, Inc. *	76,594	1,646
Intermec, Inc. (a)*	69,240	1,760
Itron, Inc. (a)*	47,559	5,112
Ixia *	108,640	1,136
KEMET Corp. *	129,031	912
L-1 Identity Solutions, Inc. (a)*	67,684	1,257
Littelfuse, Inc. *	40,900	1,302
MasTec, Inc. (a)*	73,273	1,157
MTS Systems Corp.	30,175	1,342
National Instruments Corp.	90,965	2,951
NETGEAR, Inc. *	55,300	1,954
Newport Corp. *	55,737	762
Palm, Inc. (a)	165,160	1,490
Plantronics, Inc. (a)	78,493	2,147
Plexus Corp. *	63,162	1,630
Powerwave Technologies, Inc. (a)*	159,674	888
Rackable Systems, Inc. (a)*	31,589	431
Rofin-Sinar Technologies, Inc. (a)*	27,768	2,183
Rogers Corp. (a)*	23,367	1,146
ScanSource, Inc. (a)*	33,778	1,248
Smart Modular Technologies (WWH), Inc. *	82,600	730
Sonus Networks, Inc. *	388,758	2,682
Sycamore Networks, Inc. *	283,415	1,210
Synaptics, Inc. (a)*	42,200	2,294
Technitrol, Inc.	64,743	1,904
Tekelec (a)*	110,627	1,460
UTStarcom, Inc. (a)*	163,663	524
ViaSat, Inc. *	42,919	1,309

		102,482
Telecommunication Services 1.5%

Alaska Communication Systems Group, Inc.	75,300	1,225
Cincinnati Bell, Inc. (a)*	395,445	2,143
Dobson Communications Corp., Class A *	243,746	3,154
General Communication, Inc., Class A *	78,500	921
IDT Corp., Class B (a)*	76,705	616
Iowa Telecommunications Services, Inc. (a)	50,800	1,002
iPCS, Inc.	17,100	611
NeuStar, Inc., Class A *	102,695	3,512
PAETEC Holding Corp. *	98,700	1,327
Premiere Global Services, Inc. *	128,800	2,123
Time Warner Telecom, Inc., Class A *	190,408	4,425
United States Cellular Corp. *	39,840	3,751
USA Mobility, Inc. (a)*	50,109	784

		25,594
Transportation 2.0%

AirTran Holdings, Inc. (a)*	125,398	1,305
Alaska Air Group, Inc. (a)*	54,009	1,372
AMERCO (a)*	13,104	846
American Commercial Lines, Inc. (a)*	90,002	1,342
Arkansas Best Corp. (a)	42,972	1,180
Atlas Air Worldwide Holdings, Inc. *	22,100	1,295
Dollar Thrifty Automotive Group, Inc. *	36,658	1,265
Eagle Bulk Shipping, Inc. (a)	55,500	1,892
Forward Air Corp. (a)	41,682	1,360
Genesee & Wyoming, Inc., Class A *	65,972	1,934
Heartland Express, Inc. (a)	95,652	1,333
Hub Group, Inc., Class A *	65,292	1,656
JetBlue Airways Corp. (a)*	285,303	2,605
Kirby Corp. *	86,434	3,948
Knight Transportation, Inc. (a)	80,288	1,282
Macquarie Infrastructure Co., LLC (a)	60,251	2,516
Old Dominion Freight Line, Inc. *	42,989	971
Pacer International, Inc.	52,018	767
Republic Airways Holdings, Inc. *	54,900	1,169
SkyWest, Inc.	99,012	2,702
Werner Enterprises, Inc. (a)	67,643	1,287

		34,027
Utilities 3.2%

ALLETE, Inc. (a)	50,390	2,202
American States Water Co. (a)	21,500	977
Amerigas Partners L.P. (a)	59,000	2,236
Aquila, Inc. *	576,791	2,411
Avista Corp. (a)	86,012	1,897
Black Hills Corp.	61,798	2,745
California Water Service Group (a)	27,487	1,220
CH Energy Group, Inc.	23,797	1,112
Cleco Corp. (a)	79,915	2,106
El Paso Electric Co. *	73,016	1,778
Ferrellgas Partners L.P. (a)	58,100	1,301
See financial notes.  11

Schwab Small-Cap Index Fund
Portfolio Holdings continued

	Number of	Value
Security	Shares	($ x 1,000)

IDACORP, Inc.	70,798	2,470
ITC Holdings Corp.	50,356	2,882
MGE Energy, Inc. (a)	35,860	1,201
New Jersey Resources Corp. (a)	45,609	2,246
Northwest Natural Gas Co. (a)	44,895	2,163
NorthWestern Corp. (a)	54,912	1,515
Otter Tail Corp. (a)	45,409	1,573
Piedmont Natural Gas Co., Inc. (a)	105,477	2,693
Portland General Electric Co.	41,300	1,163
South Jersey Industries, Inc.	47,960	1,801
Southwest Gas Corp. (a)	68,496	2,038
Suburban Propane Partners L.P.	47,200	2,273
The Empire District Electric Co. (a)	46,600	1,121
The Laclede Group, Inc.	27,877	970
UIL Holdings Corp.	36,075	1,269
Unisource Energy Corp. (a)	49,917	1,583
Vectren Corp. (a)	124,117	3,480
WGL Holdings, Inc. (a)	79,661	2,702

		55,128

Total Common Stock (Cost $1,372,632)		1,698,058

Foreign Common Stock 0.6% of net assets

Bermuda 0.6%

Consumer Durables & Apparel 0.1%
Helen of Troy Ltd. *	50,500	909
Insurance 0.4%
Assured Guaranty Ltd.	64,537	1,489
Enstar Group Ltd. *	3,900	500
Max Capital Group Ltd.	98,984	2,800
Platinum Underwriters Holdings Ltd.	96,857	3,487

		8,276

Software & Services 0.1%
VistaPrint Ltd. *	20,600	980

		10,165

Total Foreign Common Stock (Cost $9,379)		10,165

Security	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

Short-Term Investments 0.9% of net assets

Commercial Paper & Other Obligations 0.8%

Wells Fargo, Grand Cayman Time Deposit 4.75%, 11/01/07	14,047	14,047

U.S. Treasury Obligation 0.1%

U.S. Treasury Bill 3.92%, 12/20/07 (b)	1,130	1,124

Total Short-Term Investments (Cost $15,171)		15,171

End of Investments.

	Number of	Value
Security	Shares	($ x 1,000)

Collateral Invested for Securities on Loan 35.3% of net assets

Securities Lending Investment Fund, a series of the Brown Brothers Investment Trust	609,312,790	609,313

End of collateral invested for securities on loan.
At 10/31/07 the tax basis cost of the fund’s investments was $1,395,610 and the unrealized appreciation and depreciation were $468,572 and ($140,788), respectively, with a net unrealized appreciation of $327,784.
*	Non-income producing security.

(a)	All or a portion of this security is on loan.

(b)	All or a portion of this security is held as collateral for open futures contracts.
In addition to the above, the fund held the following at 10/31/07. All numbers are x1,000 except number of futures contracts.

	Number of	Contract	Unrealized
	Contracts	Value	Gains

Futures Contract

Russell 2000 Index, e-mini, Long, expires 12/21/07	165	13,733	714
12  See financial notes.

Schwab S&P 500 Index Fund
Portfolio Holdings as of October 31, 2007
This section shows all the securities in the fund’s portfolio and their value as of the report date.
The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The schedule of portfolio holdings filed on a fund’s most recent Form N-Q is also available by visiting Schwab’s website at www.schwab.com/schwabfunds.

		Cost	Value
Holdings by Category		($ x 1,000)	($ x 1,000)

99.8%	Common Stock	5,286,878	8,551,595
0.1%	Short-Term Investments	5,314	5,314

99.9%	Total Investments	5,292,192	8,556,909
1.5%	Collateral Invested for Securities on Loan	133,348	133,348
(1.4)%	Other Assets and Liabilities, Net		(123,243)

100.0%	Net Assets		8,567,014

	Number of	Value
Security	Shares	($ x 1,000)

Common Stock 99.8% of net assets

Automobiles & Components 0.6%

Ford Motor Co. (a)*	1,201,277	10,655
General Motors Corp. (a)	364,825	14,297
Harley-Davidson, Inc.	160,945	8,289
Johnson Controls, Inc.	374,052	16,354
The Goodyear Tire & Rubber Co. *	107,696	3,247

		52,842
Banks 4.3%

BB&T Corp.	339,616	12,556
Comerica, Inc.	108,308	5,056
Commerce Bancorp, Inc.	98,200	4,002
Countrywide Financial Corp. (a)	347,415	5,392
Fannie Mae	605,431	34,534
Fifth Third Bancorp	342,325	10,708
First Horizon National Corp. (a)	73,806	1,925
Freddie Mac	431,564	22,540
Hudson City Bancorp, Inc.	250,000	3,915
Huntington Bancshares, Inc.	153,126	2,742
KeyCorp	247,555	7,043
M&T Bank Corp.	50,455	5,019
Marshall & Ilsley Corp.	144,183	6,157
MGIC Investment Corp. (a)	24,520	475
National City Corp.	362,023	8,779
PNC Financial Services Group, Inc.	218,211	15,746
Regions Financial Corp.	428,131	11,611
Sovereign Bancorp, Inc. (a)	226,282	3,265
SunTrust Banks, Inc.	230,336	16,722
Synovus Financial Corp.	202,697	5,343
U.S. Bancorp	1,063,732	35,273
Wachovia Corp.	1,194,270	54,614
Washington Mutual, Inc.	556,299	15,510
Wells Fargo & Co.	2,123,976	72,236
Zions Bancorp	64,162	3,793

		364,956
Capital Goods 9.2%

3M Co.	459,061	39,645
American Standard Cos., Inc.	109,817	4,093
Caterpillar, Inc.	411,787	30,723
Cooper Industries Ltd., Class A	125,422	6,571
Cummins, Inc.	61,954	7,432
Danaher Corp.	148,019	12,681
Deere & Co.	146,984	22,768
Dover Corp.	116,823	5,374
Eaton Corp.	96,095	8,896
Emerson Electric Co.	520,938	27,229
Fluor Corp.	52,999	8,374
General Dynamics Corp.	258,472	23,511
General Electric Co.	6,434,867	264,859
Goodrich Corp.	75,218	5,240
Honeywell International, Inc.	527,320	31,855
Illinois Tool Works, Inc.	258,970	14,829
Ingersoll-Rand Co., Ltd., Class A	194,010	9,768
ITT Corp.	121,760	8,148
L-3 Communications Holdings, Inc.	74,495	8,168
Lockheed Martin Corp.	232,952	25,634
Masco Corp.	245,081	5,902
Northrop Grumman Corp.	220,121	18,407
PACCAR, Inc.	233,020	12,947
Pall Corp.	48,522	1,944
Parker Hannifin Corp.	115,506	9,283
Precision Castparts Corp.	85,000	12,734
Raytheon Co.	295,139	18,774
Rockwell Automation, Inc.	89,641	6,174
Rockwell Collins, Inc.	105,024	7,857
Terex Corp. *	60,000	4,453
Textron, Inc.	156,626	10,840
The Boeing Co.	510,490	50,329
Tyco International Ltd.	289,253	11,909
United Technologies Corp.	647,334	49,579
W.W. Grainger, Inc.	43,299	3,893

		790,823
Commercial Services & Supplies 0.5%

Allied Waste Industries, Inc. *	104,886	1,326
Avery Dennison Corp.	57,157	3,309
See financial notes. 1

Schwab S&P 500 Index Fund
Portfolio Holdings continued

	Number of	Value
Security	Shares	($ x 1,000)

Cintas Corp.	82,791	3,030
Equifax, Inc.	82,320	3,169
Monster Worldwide, Inc. *	78,126	3,170
Pitney Bowes, Inc.	135,254	5,416
R.R. Donnelley & Sons Co.	133,447	5,377
Robert Half International, Inc.	104,073	3,132
Waste Management, Inc.	345,865	12,586

		40,515
Consumer Durables & Apparel 1.0%

Brunswick Corp.	56,303	1,256
Centex Corp. (a)	73,429	1,840
Coach, Inc. *	231,716	8,472
D.R. Horton, Inc.	166,456	2,112
Eastman Kodak Co. (a)	172,361	4,940
Fortune Brands, Inc.	93,149	7,803
Harman International Industries, Inc.	40,600	3,419
Hasbro, Inc. (a)	108,795	3,248
Jones Apparel Group, Inc.	68,284	1,430
KB Home (a)	39,275	1,086
Leggett & Platt, Inc.	109,803	2,134
Lennar Corp., Class A (a)	80,382	1,837
Liz Claiborne, Inc. (a)	63,619	1,811
Mattel, Inc.	246,667	5,153
Newell Rubbermaid, Inc.	189,418	5,523
NIKE, Inc., Class B	241,742	16,018
Polo Ralph Lauren Corp., Class A	24,100	1,658
Pulte Homes, Inc.	124,686	1,850
Snap-on, Inc.	36,954	1,844
The Black & Decker Corp.	46,450	4,176
The Stanley Works	37,174	2,139
VF Corp.	56,207	4,897
Whirlpool Corp.	49,291	3,903

		88,549
Consumer Services 1.6%

Apollo Group, Inc., Class A *	88,210	6,992
Carnival Corp.	278,107	13,344
Darden Restaurants, Inc.	79,330	3,411
H&R Block, Inc.	159,794	3,484
Harrah’s Entertainment, Inc.	113,304	9,999
International Game Technology	208,969	9,113
Marriott International, Inc., Class A	201,734	8,293
McDonald’s Corp.	752,901	44,948
Starbucks Corp. *	438,010	11,686
Starwood Hotels & Resorts Worldwide, Inc.	137,073	7,794
Wendy’s International, Inc.	66,758	2,320
Wyndham Worldwide Corp.	114,543	3,760
YUM! Brands, Inc.	348,466	14,033

		139,177
Diversified Financials 9.3%

American Capital Strategies Ltd. (a)	55,500	2,409
American Express Co.	782,434	47,689
Ameriprise Financial, Inc.	162,761	10,251
Bank of America Corp.	2,818,232	136,064
Bank of New York Mellon Corp.	708,303	34,601
Capital One Financial Corp. (a)	256,989	16,856
CIT Group, Inc.	117,238	4,131
Citigroup, Inc.	3,067,843	128,543
CME Group, Inc.	24,890	16,583
Discover Financial Services	301,624	5,821
E*TRADE Financial Corp. *	264,098	2,942
Federated Investors, Inc., Class B	46,211	1,987
Franklin Resources, Inc.	105,536	13,686
Janus Capital Group, Inc. (a)	115,451	3,984
JPMorgan Chase & Co.	2,196,216	103,222
Legg Mason, Inc.	81,700	6,776
Lehman Brothers Holdings, Inc. (a)	328,806	20,827
Leucadia National Corp. (a)	51,000	2,584
Merrill Lynch & Co., Inc.	554,790	36,627
Moody’s Corp.	146,491	6,405
Morgan Stanley	682,848	45,928
Northern Trust Corp.	126,934	9,547
NYSE Euronext	80,000	7,510
SLM Corp.	257,062	12,123
State Street Corp.	217,528	17,352
T. Rowe Price Group, Inc.	166,026	10,666
The Bear Stearns Cos., Inc.	76,323	8,670
The Charles Schwab Corp. (c)	642,696	14,936
The Goldman Sachs Group, Inc.	256,167	63,509

		792,229
Energy 11.5%

Anadarko Petroleum Corp.	287,632	16,976
Apache Corp.	195,349	20,279
Baker Hughes, Inc.	197,241	17,105
BJ Services Co.	151,475	3,816
Chesapeake Energy Corp. (a)	242,500	9,574
Chevron Corp.	1,379,919	126,276
ConocoPhillips	1,029,904	87,501
CONSOL Energy, Inc.	98,100	5,543
Devon Energy Corp.	278,173	25,981
El Paso Corp.	412,734	7,289
ENSCO International, Inc.	9,700	538
EOG Resources, Inc.	151,607	13,432
Exxon Mobil Corp.	3,560,831	327,561
Halliburton Co.	577,656	22,771
Hess Corp.	142,902	10,233
Marathon Oil Corp.	445,922	26,367
Murphy Oil Corp.	98,027	7,218
Nabors Industries Ltd. *	175,496	4,928
National-Oilwell Varco, Inc. *	223,610	16,377
Noble Corp.	164,182	8,694
2 See financial notes.

Schwab S&P 500 Index Fund
Portfolio Holdings continued

	Number of	Value
Security	Shares	($ x 1,000)

Noble Energy, Inc.	54,000	4,133
Occidental Petroleum Corp.	548,444	37,870
Peabody Energy Corp.	100,000	5,575
Rowan Cos., Inc.	64,341	2,508
Schlumberger Ltd.	737,559	71,226
Smith International, Inc.	60,000	3,963
Spectra Energy Corp.	357,734	9,294
Sunoco, Inc.	72,711	5,352
Tesoro Corp.	43,000	2,603
The Williams Cos., Inc.	369,702	13,490
Transocean, Inc. *	180,188	21,509
Valero Energy Corp.	343,985	24,227
Weatherford International Ltd. *	208,531	13,536
XTO Energy, Inc.	229,187	15,213

		988,958
Food & Staples Retailing 2.3%

Costco Wholesale Corp.	275,971	18,562
CVS Caremark Corp.	965,200	40,316
Safeway, Inc.	277,435	9,433
Supervalu, Inc.	126,724	4,910
Sysco Corp.	361,295	12,389
The Kroger Co.	472,546	13,888
Wal-Mart Stores, Inc.	1,524,393	68,918
Walgreen Co.	626,399	24,837
Whole Foods Market, Inc. (a)	63,200	3,131

		196,384
Food, Beverage & Tobacco 5.0%

Altria Group, Inc.	1,313,189	95,771
Anheuser-Busch Cos., Inc.	476,108	24,415
Archer-Daniels-Midland Co.	397,569	14,225
Brown-Forman Corp., Class B	42,049	3,111
Campbell Soup Co.	122,713	4,538
Coca-Cola Enterprises, Inc.	191,467	4,942
ConAgra Foods, Inc.	331,155	7,858
Constellation Brands, Inc., Class A *	121,205	3,045
Dean Foods Co.	44,400	1,233
General Mills, Inc.	227,963	13,160
H.J. Heinz Co.	216,951	10,149
Kellogg Co.	156,085	8,240
Kraft Foods, Inc., Class A	998,400	33,356
McCormick & Co., Inc.	81,073	2,840
Molson Coors Brewing Co., Class B	58,550	3,351
PepsiCo, Inc.	1,044,258	76,983
Reynolds American, Inc.	113,578	7,318
Sara Lee Corp.	486,730	8,050
The Coca-Cola Co.	1,312,447	81,057
The Hershey Co.	99,392	4,285
The Pepsi Bottling Group, Inc.	82,411	3,550
Tyson Foods, Inc., Class A	138,602	2,190
UST, Inc.	100,296	5,348
Wm. Wrigley Jr. Co.	129,634	7,994

		427,009
Health Care Equipment & Services 4.0%

Aetna, Inc.	351,072	19,720
AmerisourceBergen Corp.	118,382	5,577
Baxter International, Inc.	425,811	25,553
Becton, Dickinson & Co.	162,294	13,545
Boston Scientific Corp. *	646,650	8,969
C.R. Bard, Inc.	64,512	5,394
Cardinal Health, Inc.	260,880	17,748
CIGNA Corp.	211,410	11,097
Coventry Health Care, Inc. *	102,747	6,197
Covidien Ltd.	309,353	12,869
Express Scripts, Inc. *	176,254	11,122
Hospira, Inc. *	94,468	3,904
Humana, Inc. *	108,589	8,139
IMS Health, Inc.	127,883	3,224
Laboratory Corp. of America Holdings *	79,844	5,489
Manor Care, Inc.	31,074	2,069
McKesson Corp.	197,566	13,059
Medco Health Solutions, Inc. *	192,338	18,153
Medtronic, Inc.	721,996	34,251
Patterson Cos., Inc. (a)*	77,344	3,025
Quest Diagnostics, Inc.	89,642	4,767
St. Jude Medical, Inc. *	211,659	8,621
Stryker Corp.	187,442	13,308
Tenet Healthcare Corp. *	48,977	172
UnitedHealth Group, Inc.	868,708	42,697
Varian Medical Systems, Inc. *	50,000	2,438
WellPoint, Inc. *	394,699	31,272
Zimmer Holdings, Inc. *	155,969	10,838

		343,217
Household & Personal Products 2.4%

Avon Products, Inc.	288,320	11,815
Colgate-Palmolive Co.	329,557	25,135
Kimberly-Clark Corp.	294,411	20,871
The Clorox Co.	96,612	6,045
The Estee Lauder Cos., Inc., Class A	63,300	2,779
The Procter & Gamble Co.	1,974,570	137,272

		203,917
Insurance 4.5%

ACE Ltd.	204,495	12,394
AFLAC, Inc.	324,968	20,402
Ambac Financial Group, Inc. (a)	70,084	2,581
American International Group, Inc.	1,633,332	103,096
AON Corp.	209,515	9,495
Assurant, Inc.	10,600	619
Cincinnati Financial Corp.	107,986	4,296
Genworth Financial, Inc., Class A	289,138	7,894
See financial notes. 3

Schwab S&P 500 Index Fund
Portfolio Holdings continued

	Number of	Value
Security	Shares	($ x 1,000)

Lincoln National Corp.	184,170	11,487
Loews Corp.	280,987	13,794
Marsh & McLennan Cos., Inc.	345,584	8,947
MBIA, Inc.	83,124	3,578
MetLife, Inc.	494,911	34,075
Principal Financial Group, Inc.	178,412	12,073
Prudential Financial, Inc.	311,081	30,088
SAFECO Corp.	60,332	3,493
The Allstate Corp.	395,082	20,702
The Chubb Corp.	269,560	14,381
The Hartford Financial Services Group, Inc.	203,517	19,747
The Progressive Corp.	462,928	8,564
The Travelers Cos., Inc.	445,852	23,278
Torchmark Corp.	64,261	4,187
Unum Group	216,938	5,063
XL Capital Ltd., Class A	110,199	7,929

		382,163
Materials 3.3%

Air Products & Chemicals, Inc.	142,154	13,910
Alcoa, Inc.	544,137	21,542
Allegheny Technologies, Inc.	54,355	5,553
Ashland, Inc.	39,827	2,339
Ball Corp.	60,522	3,001
Bemis Co., Inc.	60,050	1,691
E.I. du Pont de Nemours & Co.	589,978	29,210
Eastman Chemical Co.	46,991	3,129
Ecolab, Inc.	107,495	5,071
Freeport-McMoRan Copper & Gold, Inc.	208,896	24,583
Hercules, Inc.	77,522	1,458
International Flavors & Fragrances, Inc.	48,667	2,541
International Paper Co. (a)	305,503	11,291
MeadWestvaco Corp.	113,577	3,821
Monsanto Co.	346,476	33,826
Newmont Mining Corp.	258,512	13,148
Nucor Corp.	202,304	12,547
Pactiv Corp. *	97,595	2,681
PPG Industries, Inc.	111,661	8,346
Praxair, Inc.	206,880	17,684
Rohm & Haas Co.	89,042	4,620
Sealed Air Corp.	108,110	2,695
Sigma-Aldrich Corp.	78,826	4,073
Temple-Inland, Inc.	65,759	3,529
The Dow Chemical Co.	600,293	27,037
Titanium Metals Corp. *	27,000	950
United States Steel Corp.	78,948	8,519
Vulcan Materials Co. (a)	57,904	4,951
Weyerhaeuser Co.	129,633	9,840

		283,586
Media 2.9%

CBS Corp., Class B	461,311	13,240
Clear Channel Communications, Inc.	285,400	10,780
Comcast Corp., Class A *	1,949,048	41,027
Dow Jones & Co., Inc. (a)	28,392	1,698
Gannett Co., Inc.	145,039	6,151
Meredith Corp.	17,454	1,086
News Corp., Class A	1,468,411	31,820
Omnicom Group, Inc.	224,982	11,470
The DIRECTV Group, Inc. *	341,500	9,043
The E.W. Scripps Co., Class A	39,225	1,765
The Interpublic Group of Cos., Inc. *	260,619	2,697
The McGraw-Hill Cos., Inc.	226,411	11,330
The New York Times Co., Class A (a)	82,087	1,606
The Walt Disney Co.	1,305,276	45,202
Time Warner, Inc.	2,390,129	43,644
Tribune Co.	17,257	522
Viacom, Inc., Class B *	453,503	18,725

		251,806
Pharmaceuticals & Biotechnology 7.8%

Abbott Laboratories	977,375	53,384
Allergan, Inc.	195,522	13,213
Amgen, Inc. *	726,218	42,201
Applied Biosystems Group-Applera Corp.	121,942	4,529
Barr Pharmaceuticals, Inc. *	66,437	3,808
Biogen Idec, Inc. *	204,261	15,205
Bristol-Myers Squibb Co.	1,259,128	37,761
Celgene Corp. *	161,400	10,653
Eli Lilly and Co.	632,625	34,257
Forest Laboratories, Inc. *	206,823	8,081
Genzyme Corp. *	165,507	12,574
Gilead Sciences, Inc. *	582,744	26,917
Johnson & Johnson	1,818,995	118,544
King Pharmaceuticals, Inc. *	172,292	1,826
Merck & Co., Inc.	1,401,827	81,671
Millipore Corp. *	16,708	1,297
Mylan Laboratories, Inc.	65,849	990
PerkinElmer, Inc.	71,880	1,978
Pfizer, Inc.	4,477,857	110,200
Schering-Plough Corp.	961,526	29,346
Thermo Fisher Scientific, Inc. *	255,799	15,044
Waters Corp. *	60,968	4,693
Watson Pharmaceuticals, Inc. *	64,111	1,959
Wyeth	861,882	41,913

		672,044
Real Estate 0.9%

Apartment Investment & Management Co., Class A	57,401	2,682
AvalonBay Communities, Inc.	33,250	4,078
Boston Properties, Inc.	65,900	7,140
4 See financial notes.

Schwab S&P 500 Index Fund
Portfolio Holdings continued

	Number of	Value
Security	Shares	($ x 1,000)

CB Richard Ellis Group, Inc., Class A *	14,700	358
Developers Diversified Realty Corp.	40,000	2,016
Equity Residential	186,292	7,783
General Growth Properties, Inc.	75,000	4,077
Host Hotels & Resorts, Inc.	42,458	941
Kimco Realty Corp.	135,000	5,605
Plum Creek Timber Co., Inc.	113,050	5,050
ProLogis	155,206	11,134
Public Storage	68,725	5,565
Simon Property Group, Inc.	133,510	13,900
Vornado Realty Trust	73,127	8,170

		78,499
Retailing 3.1%

Abercrombie & Fitch Co., Class A	16,200	1,283
Amazon.com, Inc. *	184,888	16,483
AutoNation, Inc. (a)*	81,366	1,439
AutoZone, Inc. *	29,807	3,708
Bed Bath & Beyond, Inc. *	165,965	5,633
Best Buy Co., Inc.	252,741	12,263
Big Lots, Inc. (a)*	67,209	1,612
Circuit City Stores, Inc.	25,708	204
Dillard’s, Inc., Class A (a)	33,811	779
eBay, Inc. *	710,906	25,664
Expedia, Inc. *	128,000	4,180
Family Dollar Stores, Inc.	90,192	2,286
Genuine Parts Co.	106,453	5,224
IAC/InterActiveCorp *	46,400	1,367
J.C. Penney Co., Inc.	148,384	8,345
Kohl’s Corp. *	214,451	11,788
Limited Brands, Inc.	214,787	4,727
Lowe’s Cos., Inc.	954,320	25,662
Macy’s, Inc.	288,990	9,256
Nordstrom, Inc.	142,282	5,611
Office Depot, Inc. *	171,783	3,223
OfficeMax, Inc.	47,067	1,490
RadioShack Corp. (a)	79,867	1,647
Sears Holdings Corp. (a)*	47,475	6,399
Staples, Inc.	447,597	10,447
Target Corp.	532,939	32,701
The Gap, Inc.	352,174	6,656
The Home Depot, Inc.	1,082,782	34,118
The Sherwin-Williams Co.	67,751	4,331
The TJX Cos., Inc.	292,939	8,475
Tiffany & Co.	75,208	4,075

		261,076
Semiconductors & Semiconductor Equipment 2.6%

Advanced Micro Devices, Inc. (a)*	306,171	4,005
Altera Corp.	224,794	4,410
Analog Devices, Inc.	205,622	6,880
Applied Materials, Inc.	868,949	16,875
Broadcom Corp., Class A *	290,501	9,456
Intel Corp.	3,654,566	98,308
KLA-Tencor Corp.	123,967	6,527
Linear Technology Corp. (a)	155,838	5,146
LSI Corp. *	254,038	1,677
MEMC Electronic Materials, Inc. *	70,000	5,125
Microchip Technology, Inc.	68,000	2,256
Micron Technology, Inc. *	432,113	4,541
National Semiconductor Corp.	178,430	4,486
Novellus Systems, Inc. *	78,774	2,238
NVIDIA Corp. *	330,150	11,681
Teradyne, Inc. *	131,483	1,622
Texas Instruments, Inc.	939,340	30,622
Xilinx, Inc.	214,068	5,223

		221,078
Software & Services 6.2%

Adobe Systems, Inc. *	366,422	17,552
Affiliated Computer Services, Inc., Class A *	59,172	2,998
Akamai Technologies, Inc. *	50,000	1,959
Autodesk, Inc. *	145,146	7,098
Automatic Data Processing, Inc.	344,260	17,062
BMC Software, Inc. *	142,401	4,819
CA, Inc.	280,095	7,409
Citrix Systems, Inc. *	88,145	3,789
Cognizant Technology Solutions Corp., Class A *	180,000	7,463
Computer Sciences Corp. *	109,953	6,420
Compuware Corp. *	182,117	1,821
Convergys Corp. *	92,806	1,701
Electronic Arts, Inc. *	192,319	11,755
Electronic Data Systems Corp.	344,188	7,431
Fidelity National Information Services, Inc.	104,000	4,796
Fiserv, Inc. *	106,597	5,905
Google, Inc., Class A *	140,170	99,100
Intuit, Inc. *	218,776	7,038
Microsoft Corp.	5,296,763	194,974
Novell, Inc. *	224,287	1,696
Oracle Corp. *	2,550,731	56,550
Paychex, Inc.	210,830	8,808
Symantec Corp. *	595,034	11,175
Unisys Corp. *	184,292	1,120
VeriSign, Inc. *	148,800	5,073
Western Union Co.	462,862	10,201
Yahoo!, Inc. *	759,591	23,623

		529,336
Technology Hardware & Equipment 8.0%

Agilent Technologies, Inc. *	268,167	9,882
Apple, Inc. *	539,125	102,407
Ciena Corp. *	47,966	2,296
Cisco Systems, Inc. *	3,862,898	127,707
See financial notes. 5

Schwab S&P 500 Index Fund
Portfolio Holdings continued

	Number of	Value
Security	Shares	($ x 1,000)

Comverse Technology, Inc. *	81,808	1,572
Corning, Inc.	997,429	24,208
Dell, Inc. *	1,388,594	42,491
EMC Corp. *	1,318,626	33,480
Flextronics International Ltd. *	162,163	1,996
Hewlett-Packard Co.	1,711,058	88,428
International Business Machines Corp.	913,147	106,035
Jabil Circuit, Inc.	110,485	2,401
JDS Uniphase Corp. (a)*	127,689	1,949
Juniper Networks, Inc. *	310,000	11,160
Lexmark International, Inc., Class A *	56,416	2,369
Molex, Inc.	86,848	2,480
Motorola, Inc.	1,452,400	27,291
Network Appliance, Inc. *	231,263	7,282
QLogic Corp. *	107,172	1,664
QUALCOMM, Inc.	1,048,358	44,796
SanDisk Corp. *	111,600	4,955
Sun Microsystems, Inc. *	2,221,752	12,686
Tektronix, Inc.	55,351	2,095
Tellabs, Inc. *	270,557	2,384
Teradata Corp. *	116,524	3,324
Tyco Electronics Ltd.	286,053	10,204
Xerox Corp. *	630,296	10,992

		688,534
Telecommunication Services 3.7%

ALLTEL Corp.	209,906	14,935
AT&T, Inc.	3,917,312	163,704
CenturyTel, Inc.	79,717	3,512
Citizens Communications Co.	225,763	2,971
Embarq Corp.	97,893	5,181
Qwest Communications International, Inc. *	1,068,423	7,671
Sprint Nextel Corp.	1,822,177	31,159
Verizon Communications, Inc.	1,868,151	86,066
Windstream Corp.	266,345	3,582

		318,781
Transportation 1.8%

Burlington Northern Santa Fe Corp.	203,319	17,719
C.H. Robinson Worldwide, Inc.	30,100	1,503
CSX Corp.	275,126	12,317
Expeditors International of Washington, Inc.	101,000	5,116
FedEx Corp.	192,349	19,877
Norfolk Southern Corp.	248,704	12,846
Ryder System, Inc.	35,093	1,679
Southwest Airlines Co.	470,201	6,682
Union Pacific Corp.	172,213	22,050
United Parcel Service, Inc., Class B	662,790	49,775

		149,564
Utilities 3.3%

Allegheny Energy, Inc. *	104,525	6,340
Ameren Corp.	125,730	6,797
American Electric Power Co., Inc.	248,535	11,982
CenterPoint Energy, Inc. (a)	174,137	2,919
CMS Energy Corp.	117,771	1,999
Consolidated Edison, Inc.	150,869	7,104
Constellation Energy Group	114,391	10,833
Dominion Resources, Inc.	184,758	16,929
DTE Energy Co. (a)	110,514	5,481
Duke Energy Corp.	790,869	15,161
Dynegy, Inc., Class A *	249,712	2,300
Edison International	208,567	12,128
Entergy Corp.	132,173	15,844
Exelon Corp.	428,054	35,434
FirstEnergy Corp.	208,363	14,523
FPL Group, Inc.	260,750	17,840
Integrys Energy Group, Inc.	13,079	704
Nicor, Inc.	21,182	917
NiSource, Inc.	163,456	3,343
PG&E Corp.	222,156	10,870
Pinnacle West Capital Corp.	51,945	2,099
PPL Corp.	236,742	12,240
Progress Energy, Inc.	159,892	7,675
Public Service Enterprise Group, Inc.	162,087	15,495
Questar Corp.	100,000	5,708
Sempra Energy	165,517	10,181
Southern Co.	469,109	17,197
TECO Energy, Inc.	115,104	1,937
The AES Corp. *	418,510	8,960
Xcel Energy, Inc. (a)	248,854	5,612

		286,552

Total Common Stock (Cost $5,286,878)		8,551,595

Security	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

Short-Term Investments 0.1% of net assets

Commercial Paper & Other Obligations 0.1%

Bank of America, London Time Deposit
4.75%, 11/01/07	4,533	4,533

U.S. Treasury Obligation 0.0%

U.S. Treasury Bill
3.92%, 12/20/07 (b)	785	781

Total Short-Term Investments (Cost $5,314)		5,314
6 See financial notes.

Schwab S&P 500 Index Fund
Portfolio Holdings continued
End of Investments.

		Value
Security	Number of Shares	($ x 1,000)

Collateral Invested for Securities on Loan 1.5% of net assets
Securities Lending Investment Fund, a series of the Brown Brothers Investment Trust	133,347,976	133,348

End of collateral invested for securities on loan.
At 10/31/07 the tax basis cost of the fund’s investments was $5,337,903 and the unrealized appreciation and depreciation were $3,608,096 and ($389,090), respectively, with a net unrealized appreciation of $3,219,006.
*	Non-income producing security.
(a)	All or a portion of this security is on loan.
(b)	All or a portion of this security is held as collateral for open futures contracts.
(c)	Issuer is affiliated with the fund’s adviser.
In addition to the above, the fund held the following at 10/31/07. All numbers are x1,000 except number of futures contracts.

	Number of	Contract	Unrealized
	Contracts	Value	Gains
Futures Contract

S & P 500 Index, e-mini, Long, expires 12/21/07	80	6,220	62
See financial notes. 7

Schwab Institutional Select S&P 500 Fund
Portfolio Holdings as of October 31, 2007
This section shows all the securities in the fund’s portfolio and their value as of the report date.
The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The schedule of portfolio holdings filed on a fund’s most recent Form N-Q is also available by visiting Schwab’s website at www.schwab.com/schwabfunds.

		Cost	Value
Holdings by Category		($ x 1,000)	($ x 1,000)

98.9%	Common Stock	2,529,004	3,068,754
1.1%	Short-Term Investments	33,524	33,524
—%	Warrants	—	—

100.0%	Total Investments	2,562,528	3,102,278
5.0%	Collateral Invested for Securities on Loan	155,381	155,381
(5.0)%	Other Assets and Liabilities, Net		(154,721)

100.0%	Total Net Assets		3,102,938

	Number of	Value
Security	Shares	($ x 1,000)

Common Stock 98.9% of net assets

Automobiles & Components 0.6%

Ford Motor Co. (a)*	423,411	3,756
General Motors Corp. (a)	125,952	4,936
Harley-Davidson, Inc.	57,625	2,968
Johnson Controls, Inc.	130,707	5,714
The Goodyear Tire & Rubber Co. *	45,040	1,358

		18,732
Banks 4.2%

BB&T Corp.	120,447	4,453
Comerica, Inc.	35,362	1,651
Commerce Bancorp, Inc.	40,421	1,647
Countrywide Financial Corp. (a)	132,922	2,063
Fannie Mae	216,917	12,373
Fifth Third Bancorp	124,110	3,882
First Horizon National Corp. (a)	27,670	722
Freddie Mac	153,720	8,029
Hudson City Bancorp, Inc.	96,592	1,513
Huntington Bancshares, Inc.	54,685	979
KeyCorp	90,563	2,576
M&T Bank Corp.	17,146	1,706
Marshall & Ilsley Corp.	56,887	2,429
MGIC Investment Corp. (a)	17,879	346
National City Corp.	135,070	3,275
PNC Financial Services Group, Inc.	78,243	5,646
Regions Financial Corp.	161,942	4,392
Sovereign Bancorp, Inc. (a)	77,461	1,118
SunTrust Banks, Inc.	78,880	5,727
Synovus Financial Corp.	72,459	1,910
U.S. Bancorp	391,248	12,974
Wachovia Corp.	424,517	19,413
Washington Mutual, Inc.	208,871	5,823
Wells Fargo & Co.	751,313	25,552
Zions Bancorp	23,936	1,415

		131,614
Capital Goods 9.1%

3M Co.	162,378	14,023
American Standard Cos., Inc.	38,668	1,441
Caterpillar, Inc.	144,570	10,786
Cooper Industries Ltd., Class A (a)	42,029	2,202
Cummins, Inc.	23,327	2,798
Danaher Corp. (a)	52,868	4,529
Deere & Co.	51,399	7,962
Dover Corp.	45,547	2,095
Eaton Corp.	33,144	3,068
Emerson Electric Co.	183,267	9,579
Fluor Corp.	18,442	2,914
General Dynamics Corp.	90,028	8,189
General Electric Co.	2,291,625	94,323
Goodrich Corp.	27,778	1,935
Honeywell International, Inc.	182,717	11,038
Illinois Tool Works, Inc.	93,341	5,345
Ingersoll-Rand Co., Ltd. Class A	68,128	3,430
ITT Corp. (a)	41,118	2,752
L-3 Communications Holdings, Inc.	27,888	3,058
Lockheed Martin Corp.	81,339	8,951
Masco Corp. (a)	87,407	2,105
Northrop Grumman Corp.	78,134	6,534
PACCAR, Inc.	83,050	4,614
Pall Corp.	28,708	1,150
Parker Hannifin Corp.	39,330	3,161
Precision Castparts Corp.	30,527	4,573
Raytheon Co. (a)	102,949	6,549
Rockwell Automation, Inc.	37,580	2,589
Rockwell Collins, Inc.	37,281	2,789
Terex Corp. *	23,935	1,776
Textron, Inc.	55,878	3,867
The Boeing Co.	178,331	17,582
Tyco International Ltd.	110,665	4,556
United Technologies Corp.	226,436	17,343
W.W. Grainger, Inc.	16,328	1,468

		281,074
See financial notes.  1

Schwab Institutional Select S&P 500 Fund
Portfolio Holdings continued

	Number of	Value
Security	Shares	($ x 1,000)

Commercial Services & Supplies 0.5%

Allied Waste Industries, Inc. *	56,814	718
Avery Dennison Corp.	21,519	1,246
Cintas Corp.	29,385	1,076
Equifax, Inc.	29,941	1,153
Monster Worldwide, Inc. *	28,701	1,165
Pitney Bowes, Inc.	49,337	1,975
R.R. Donnelley & Sons Co.	49,022	1,975
Robert Half International, Inc.	37,369	1,124
Waste Management, Inc.	118,875	4,326

		14,758
Consumer Durables & Apparel 1.0%

Brunswick Corp.	20,343	454
Centex Corp. (a)	26,437	663
Coach, Inc. *	82,912	3,031
D.R. Horton, Inc.	56,890	722
Eastman Kodak Co. (a)	65,052	1,864
Fortune Brands, Inc.	30,230	2,532
Harman International Industries, Inc.	14,856	1,251
Hasbro, Inc. (a)	39,712	1,185
Jones Apparel Group, Inc.	24,519	513
KB Home (a)	17,435	482
Leggett & Platt, Inc.	36,691	713
Lennar Corp., Class A (a)	30,636	700
Liz Claiborne, Inc. (a)	22,823	650
Mattel, Inc.	86,002	1,797
Newell Rubbermaid, Inc.	63,879	1,863
NIKE, Inc., Class B	84,520	5,600
Polo Ralph Lauren Corp., Class A	15,126	1,041
Pulte Homes, Inc.	41,064	609
Snap-on, Inc.	15,478	773
The Black & Decker Corp. (a)	15,054	1,354
The Stanley Works	18,245	1,050
VF Corp.	19,884	1,732
Whirlpool Corp.	16,942	1,341

		31,920
Consumer Services 1.6%

Apollo Group, Inc., Class A (a)*	31,135	2,468
Carnival Corp.	99,024	4,751
Darden Restaurants, Inc.	32,568	1,400
H&R Block, Inc.	62,411	1,361
Harrah’s Entertainment, Inc.	41,420	3,655
International Game Technology	75,435	3,290
Marriott International, Inc., Class A	74,560	3,065
McDonald’s Corp.	274,297	16,376
Starbucks Corp. *	164,732	4,395
Starwood Hotels & Resorts Worldwide, Inc.	48,595	2,763
Wendy’s International, Inc.	21,811	758
Wyndham Worldwide Corp.	43,861	1,440
YUM! Brands, Inc.	117,959	4,750

		50,472
Diversified Financials 9.1%

American Capital Strategies Ltd. (a)	4,461	194
American Express Co.	267,927	16,330
Ameriprise Financial, Inc.	54,147	3,410
Bank of America Corp.	1,000,720	48,315
Bank of New York Mellon Corp.	252,070	12,314
Capital One Financial Corp. (a)	90,935	5,964
CIT Group, Inc.	44,014	1,551
Citigroup, Inc.	1,094,623	45,865
CME Group, Inc. (a)	12,323	8,210
Discover Financial Services	118,179	2,281
E*TRADE Financial Corp. (a)*	95,095	1,059
Federated Investors, Inc., Class B	22,395	963
Franklin Resources, Inc.	38,889	5,043
IntercontinentalExchange, Inc. *	358	64
Janus Capital Group, Inc. (a)	49,444	1,706
JPMorgan Chase & Co.	775,973	36,471
Legg Mason, Inc.	29,208	2,422
Lehman Brothers Holdings, Inc. (a)	118,046	7,477
Leucadia National Corp. (a)	18,851	955
Merrill Lynch & Co., Inc.	196,686	12,985
Moody’s Corp. (a)	52,238	2,284
Morgan Stanley (a)	236,866	15,932
Northern Trust Corp. (a)	42,284	3,180
NYSE Euronext	28,000	2,628
SLM Corp.	88,096	4,155
State Street Corp.	75,798	6,046
T. Rowe Price Group, Inc.	60,253	3,871
The Bear Stearns Cos., Inc.	26,089	2,964
The Charles Schwab Corp. (c)	226,645	5,267
The Goldman Sachs Group, Inc.	94,406	23,405

		283,311
Energy 11.6%

Anadarko Petroleum Corp.	99,127	5,851
Apache Corp.	70,439	7,312
Baker Hughes, Inc.	69,106	5,993
BJ Services Co.	62,484	1,574
Chesapeake Energy Corp. (a)	85,666	3,382
Chevron Corp.	484,603	44,346
ConocoPhillips	364,720	30,987
CONSOL Energy, Inc.	35,518	2,007
Devon Energy Corp.	95,345	8,905
El Paso Corp.	156,840	2,770
ENSCO International, Inc.	33,693	1,870
EOG Resources, Inc.	52,465	4,648
Exxon Mobil Corp.	1,293,711	119,008
Halliburton Co.	221,340	8,725
Hess Corp.	56,418	4,040
Marathon Oil Corp.	156,070	9,228
2  See financial notes.

Schwab Institutional Select S&P 500 Fund
Portfolio Holdings continued

	Number of	Value
Security	Shares	($ x 1,000)

Murphy Oil Corp.	40,365	2,972
Nabors Industries Ltd. *	63,294	1,777
National-Oilwell Varco, Inc. *	78,414	5,743
Noble Corp.	58,333	3,089
Noble Energy	18,884	1,445
Occidental Petroleum Corp.	191,126	13,197
Peabody Energy Corp.	56,864	3,170
Rowan Cos., Inc.	21,322	831
Schlumberger Ltd.	262,380	25,338
Smith International, Inc.	42,932	2,836
Spectra Energy Corp.	139,807	3,632
Sunoco, Inc. (a)	25,890	1,906
Tesoro Corp.	15,707	951
The Williams Cos., Inc.	128,496	4,689
Transocean, Inc. (a)*	63,777	7,613
Valero Energy Corp.	133,555	9,406
Weatherford International Ltd. *	70,910	4,603
XTO Energy, Inc.	79,083	5,250

		359,094
Food & Staples Retailing 2.3%

Costco Wholesale Corp.	99,851	6,716
CVS Caremark Corp.	341,788	14,277
Safeway, Inc.	98,571	3,351
Supervalu, Inc.	44,410	1,721
Sysco Corp.	133,062	4,563
The Kroger Co.	159,511	4,688
Wal-Mart Stores, Inc.	546,919	24,726
Walgreen Co.	221,112	8,767
Whole Foods Market, Inc. (a)	28,116	1,393

		70,202
Food, Beverage & Tobacco 4.8%

Altria Group, Inc.	466,802	34,044
Anheuser-Busch Cos., Inc.	172,545	8,848
Archer-Daniels-Midland Co.	143,238	5,125
Brown-Forman Corp., Class B	16,996	1,257
Campbell Soup Co.	49,798	1,842
Coca-Cola Enterprises, Inc.	59,795	1,543
ConAgra Foods, Inc.	113,894	2,703
Constellation Brands, Inc., Class A *	40,550	1,019
Dean Foods Co.	29,670	824
General Mills, Inc.	76,437	4,413
H.J. Heinz Co.	73,492	3,438
Kellogg Co.	55,949	2,954
Kraft Foods, Inc., Class A	327,339	10,936
McCormick & Co., Inc.	30,029	1,052
Molson Coors Brewing Co., Class B	22,080	1,264
PepsiCo, Inc.	365,266	26,927
Reynolds American, Inc. (a)	38,234	2,463
Sara Lee Corp.	170,112	2,814
The Coca-Cola Co.	453,246	27,992
The Hershey Co.	33,936	1,463
The Pepsi Bottling Group, Inc.	30,352	1,308
Tyson Foods, Inc., Class A	56,288	889
UST, Inc.	38,285	2,041
Wm. Wrigley Jr. Co.	46,797	2,886

		150,045
Health Care Equipment & Services 3.9%

Aetna, Inc.	118,028	6,630
AmerisourceBergen Corp.	44,191	2,082
Baxter International, Inc.	149,628	8,979
Becton, Dickinson & Co.	55,996	4,673
Boston Scientific Corp. *	254,923	3,536
C.R. Bard, Inc.	22,961	1,920
Cardinal Health, Inc.	89,828	6,111
CIGNA Corp.	68,698	3,606
Coventry Health Care, Inc. *	37,338	2,252
Covidien Ltd.	110,666	4,604
Express Scripts, Inc. *	61,322	3,869
Hospira, Inc. *	34,724	1,435
Humana, Inc. *	39,414	2,954
IMS Health, Inc.	44,136	1,113
Laboratory Corp. of America Holdings (a)*	28,547	1,963
Manor Care, Inc. (a)	16,402	1,092
McKesson Corp.	66,060	4,366
Medco Health Solutions, Inc. *	65,131	6,147
Medtronic, Inc.	256,343	12,161
Patterson Cos., Inc. (a)*	29,903	1,169
Quest Diagnostics, Inc.	33,988	1,807
St. Jude Medical, Inc. *	75,808	3,088
Stryker Corp.	65,866	4,676
Tenet Healthcare Corp. *	104,890	368
UnitedHealth Group, Inc.	299,817	14,736
Varian Medical Systems, Inc. *	26,606	1,298
WellPoint, Inc. *	140,406	11,124
Zimmer Holdings, Inc. *	54,104	3,760

		121,519
Household & Personal Products 2.3%

Avon Products, Inc.	101,050	4,141
Colgate-Palmolive Co.	115,720	8,826
Kimberly-Clark Corp.	101,618	7,204
The Clorox Co.	35,935	2,248
The Estee Lauder Cos., Inc., Class A	28,126	1,235
The Procter & Gamble Co.	705,041	49,014

		72,668
Insurance 4.3%

ACE Ltd.	72,438	4,390
AFLAC, Inc.	114,470	7,186
Ambac Financial Group, Inc. (a)	23,612	870
American International Group, Inc.	578,755	36,531
See financial notes.  3

Schwab Institutional Select S&P 500 Fund
Portfolio Holdings continued

	Number of	Value
Security	Shares	($ x 1,000)

AON Corp.	74,085	3,358
Assurant, Inc.	2,646	155
Cincinnati Financial Corp.	36,180	1,439
Genworth Financial, Inc., Class A	101,526	2,772
Lincoln National Corp.	66,689	4,159
Loews Corp.	101,558	4,986
Marsh & McLennan Cos., Inc.	122,795	3,179
MBIA, Inc. (a)	28,989	1,248
MetLife, Inc.	172,292	11,862
Principal Financial Group, Inc.	60,011	4,061
Prudential Financial, Inc.	108,250	10,470
SAFECO Corp.	24,983	1,447
The Allstate Corp.	140,118	7,342
The Chubb Corp.	92,753	4,948
The Hartford Financial Services Group, Inc.	70,833	6,873
The Progressive Corp.	168,992	3,126
The Travelers Cos., Inc.	157,103	8,202
Torchmark Corp.	21,760	1,418
Unum Group	79,850	1,864
XL Capital Ltd., Class A	39,000	2,806

		134,692
Materials 3.3%

Air Products & Chemicals, Inc.	49,047	4,799
Alcoa, Inc.	193,195	7,649
Allegheny Technologies, Inc.	22,442	2,293
Ashland, Inc.	14,081	827
Ball Corp.	23,247	1,153
Bemis Co., Inc.	23,385	658
E.I. du Pont de Nemours & Co.	204,975	10,148
Eastman Chemical Co.	19,567	1,303
Ecolab, Inc.	39,633	1,869
Freeport-McMoRan Copper & Gold, Inc.	75,352	8,867
Hercules, Inc.	34,216	644
International Flavors & Fragrances, Inc.	18,476	965
International Paper Co. (a)	103,735	3,834
MeadWestvaco Corp.	40,330	1,357
Monsanto Co.	121,070	11,820
Newmont Mining Corp.	95,436	4,854
Nucor Corp.	68,596	4,254
Pactiv Corp. *	32,848	902
PPG Industries, Inc.	36,837	2,753
Praxair, Inc.	71,849	6,142
Rohm & Haas Co.	32,084	1,664
Sealed Air Corp.	38,546	961
Sigma-Aldrich Corp.	31,228	1,614
Temple-Inland, Inc.	25,295	1,358
The Dow Chemical Co.	212,717	9,581
Titanium Metals Corp. *	9,500	334
United States Steel Corp.	26,465	2,856
Vulcan Materials Co. (a)	20,167	1,724
Weyerhaeuser Co.	47,492	3,605

		100,788
Media 3.0%

CBS Corp., Class B	175,181	5,028
Clear Channel Communications, Inc.	110,021	4,156
Comcast Corp., Class A *	694,652	14,622
Dow Jones & Co., Inc. (a)	12,548	751
Gannett Co., Inc.	52,275	2,217
Meredith Corp.	10,158	632
News Corp., Class A	521,110	11,292
Omnicom Group, Inc.	77,405	3,946
The DIRECTV Group, Inc. *	171,742	4,548
The E.W. Scripps Co., Class A	18,668	840
The Interpublic Group of Cos., Inc. (a)*	98,946	1,024
The McGraw-Hill Cos., Inc.	78,756	3,941
The New York Times Co., Class A (a)	27,947	547
The Walt Disney Co.	464,954	16,101
Time Warner, Inc.	883,514	16,133
Tribune Co.	17,183	520
Viacom, Inc., Class B *	155,406	6,417
		92,715
Pharmaceuticals & Biotechnology 7.7%

Abbott Laboratories	341,941	18,677
Allergan, Inc.	66,336	4,483
Amgen, Inc. *	256,991	14,934
Applied Biosystems Group-Applera Corp.	42,903	1,593
Barr Pharmaceuticals, Inc. *	24,999	1,433
Biogen Idec, Inc. *	74,475	5,544
Bristol-Myers Squibb Co.	438,711	13,157
Celgene Corp. (a)*	81,113	5,353
Eli Lilly and Co.	219,343	11,877
Forest Laboratories, Inc. *	71,391	2,789
Genzyme Corp. *	58,516	4,446
Gilead Sciences, Inc. *	205,121	9,475
Johnson & Johnson	645,417	42,062
King Pharmaceuticals, Inc. *	58,246	617
Merck & Co., Inc.	488,086	28,436
Millipore Corp. *	10,252	796
Mylan Laboratories, Inc.	52,502	790
PerkinElmer, Inc.	30,180	831
Pfizer, Inc.	1,608,986	39,597
Schering-Plough Corp.	339,575	10,364
Thermo Fisher Scientific, Inc. *	91,142	5,360
Waters Corp. *	23,484	1,808
Watson Pharmaceuticals, Inc. *	25,135	768
Wyeth	299,782	14,578

		239,768
4  See financial notes.

Schwab Institutional Select S&P 500 Fund
Portfolio Holdings continued

	Number of	Value
Security	Shares	($ x 1,000)

Real Estate 1.0%

Apartment Investment & Management Co., Class A (a)	21,462	1,003
AvalonBay Communities, Inc.	17,470	2,142
Boston Properties, Inc.	25,246	2,735
CB Richard Ellis Group, Inc., Class A *	43,840	1,069
Developers Diversified Realty Corp.	3,351	169
Equity Residential	64,930	2,713
General Growth Properties, Inc.	53,476	2,907
Host Hotels & Resorts, Inc.	13,904	308
Kimco Realty Corp.	50,459	2,095
Plum Creek Timber Co., Inc.	39,327	1,757
ProLogis	55,340	3,970
Public Storage	26,453	2,142
Simon Property Group, Inc.	49,263	5,129
Vornado Realty Trust	28,795	3,217

		31,356
Retailing 3.1%

Abercrombie & Fitch Co., Class A	2,345	186
Amazon.com, Inc. *	68,802	6,134
AutoNation, Inc. (a)*	33,277	589
AutoZone, Inc. *	11,161	1,388
Bed Bath & Beyond, Inc. *	55,704	1,891
Best Buy Co., Inc. (a)	85,636	4,155
Big Lots, Inc. (a)*	28,758	690
Circuit City Stores, Inc.	31,614	251
Dillard’s, Inc., Class A (a)	13,001	299
eBay, Inc. *	259,823	9,380
Expedia, Inc. *	46,056	1,504
Family Dollar Stores, Inc.	31,138	789
Genuine Parts Co.	37,885	1,859
IAC/InterActiveCorp *	50,967	1,501
J.C. Penney Co., Inc.	51,137	2,876
Kohl’s Corp. *	72,829	4,003
Limited Brands, Inc.	67,380	1,483
Lowe’s Cos., Inc.	338,688	9,107
Macy’s, Inc.	115,074	3,686
Nordstrom, Inc.	51,414	2,028
Office Depot, Inc. *	59,944	1,125
OfficeMax, Inc.	18,600	589
RadioShack Corp. (a)	30,179	622
Sears Holdings Corp. (a)*	19,624	2,645
Staples, Inc.	155,547	3,630
Target Corp.	191,189	11,731
The Gap, Inc.	119,039	2,250
The Home Depot, Inc. (a)	402,912	12,696
The Sherwin-Williams Co.	25,685	1,642
The TJX Cos., Inc.	101,364	2,932
Tiffany & Co.	26,720	1,448

		95,109
Semiconductors & Semiconductor Equipment 2.6%

Advanced Micro Devices, Inc. (a)*	118,328	1,548
Altera Corp.	80,416	1,578
Analog Devices, Inc.	75,732	2,534
Applied Materials, Inc.	309,273	6,006
Broadcom Corp., Class A *	104,349	3,397
Intel Corp.	1,284,789	34,561
KLA-Tencor Corp.	45,814	2,412
Linear Technology Corp. (a)	63,430	2,095
LSI Corp. *	88,938	587
MEMC Electronic Materials, Inc. *	50,127	3,670
Microchip Technology, Inc.	25,123	833
Micron Technology, Inc. *	167,962	1,765
National Semiconductor Corp. (a)	63,545	1,598
Novellus Systems, Inc. *	30,462	865
NVIDIA Corp. (a)*	124,882	4,418
Teradyne, Inc. *	42,466	524
Texas Instruments, Inc.	329,134	10,730
Xilinx, Inc.	77,395	1,888

		81,009
Software & Services 6.2%

Adobe Systems, Inc. *	130,054	6,230
Affiliated Computer Services, Inc., Class A *	24,736	1,253
Akamai Technologies, Inc. (a)*	22,341	876
Autodesk, Inc. *	49,335	2,412
Automatic Data Processing, Inc.	122,533	6,073
BMC Software, Inc. *	47,638	1,612
CA, Inc.	96,330	2,548
Citrix Systems, Inc. *	40,263	1,731
Cognizant Technology Solutions Corp., Class A *	63,048	2,614
Computer Sciences Corp. (a)*	36,659	2,140
Compuware Corp. *	84,168	842
Convergys Corp. *	34,535	633
Electronic Arts, Inc. (a)*	70,891	4,333
Electronic Data Systems Corp.	115,773	2,500
Fidelity National Information Services, Inc.	34,984	1,613
Fiserv, Inc. *	38,455	2,130
Google, Inc., Class A *	51,638	36,508
Intuit, Inc. *	77,509	2,493
Microsoft Corp.	1,920,893	70,708
Novell, Inc. (a)*	67,760	512
Oracle Corp. *	889,926	19,730
Paychex, Inc.	77,035	3,218
Symantec Corp. *	202,079	3,795
Unisys Corp. *	76,793	467
VeriSign, Inc. *	52,825	1,801
Western Union Co.	170,779	3,764
Yahoo!, Inc. *	266,264	8,281

		190,817
See financial notes.  5

Schwab Institutional Select S&P 500 Fund
Portfolio Holdings continued

	Number of	Value
Security	Shares	($ x 1,000)

Technology Hardware & Equipment 8.0%

Agilent Technologies, Inc. *	91,235	3,362
Apple, Inc. *	189,805	36,054
Ciena Corp. (a)*	18,205	871
Cisco Systems, Inc. *	1,355,130	44,801
Comverse Technology, Inc. *	22,387	430
Corning, Inc.	348,533	8,459
Dell, Inc. *	505,796	15,477
EMC Corp. (a)*	493,936	12,541
Flextronics International Ltd. *	50,692	624
Hewlett-Packard Co.	612,315	31,644
International Business Machines Corp.	335,073	38,909
Jabil Circuit, Inc.	39,840	866
JDS Uniphase Corp. (a)*	40,810	623
Juniper Networks, Inc. (a)*	121,165	4,362
Lexmark International, Inc., Class A *	22,717	954
Molex, Inc.	30,243	864
Motorola, Inc.	536,507	10,081
Network Appliance, Inc. *	85,381	2,689
QLogic Corp. *	39,361	611
QUALCOMM, Inc.	368,227	15,734
SanDisk Corp. *	44,439	1,973
Sun Microsystems, Inc. *	794,426	4,536
Tektronix, Inc.	18,920	716
Tellabs, Inc. *	98,199	865
Teradata Corp. *	40,347	1,151
Tyco Electronics Ltd.	110,666	3,947
Xerox Corp. *	214,422	3,740

		246,884
Telecommunication Services 3.6%

ALLTEL Corp.	83,644	5,951
AT&T, Inc.	1,392,065	58,174
CenturyTel, Inc.	27,376	1,206
Citizens Communications Co.	80,897	1,065
Embarq Corp.	34,289	1,814
Qwest Communications International, Inc. *	359,699	2,583
Sprint Nextel Corp.	639,232	10,931
Verizon Communications, Inc.	649,770	29,935
Windstream Corp.	106,162	1,428

		113,087
Transportation 1.8%

Burlington Northern Santa Fe Corp.	79,571	6,934
C.H. Robinson Worldwide, Inc.	38,695	1,932
CSX Corp.	96,891	4,338
Expeditors International of Washington, Inc.	36,600	1,854
FedEx Corp. (a)	69,079	7,139
Norfolk Southern Corp.	88,268	4,559
Ryder System, Inc.	13,109	627
Southwest Airlines Co.	176,000	2,501
Union Pacific Corp.	60,967	7,806
United Parcel Service, Inc., Class B	238,638	17,922

		55,612
Utilities 3.3%

Allegheny Energy, Inc. *	37,995	2,305
Ameren Corp. (a)	40,690	2,200
American Electric Power Co., Inc.	89,047	4,293
CenterPoint Energy, Inc. (a)	67,582	1,133
CMS Energy Corp.	49,513	840
Consolidated Edison, Inc.	51,296	2,416
Constellation Energy Group	40,074	3,795
Dominion Resources, Inc.	65,774	6,027
DTE Energy Co.	39,498	1,959
Duke Energy Corp.	279,673	5,361
Dynegy, Inc., Class A *	85,396	786
Edison International (a)	72,726	4,229
Entergy Corp.	45,830	5,494
Exelon Corp.	149,454	12,372
FirstEnergy Corp.	70,934	4,944
FPL Group, Inc.	89,988	6,157
Integrys Energy Group, Inc.	16,703	899
Nicor, Inc.	9,926	429
NiSource, Inc.	60,733	1,242
PG&E Corp.	77,850	3,809
Pinnacle West Capital Corp.	21,516	869
PPL Corp.	82,328	4,256
Progress Energy, Inc.	56,745	2,724
Public Service Enterprise Group, Inc.	56,198	5,373
Questar Corp.	36,991	2,111
Sempra Energy	58,492	3,598
Southern Co.	160,216	5,873
TECO Energy, Inc.	46,615	785
The AES Corp. *	148,739	3,184
Xcel Energy, Inc. (a)	90,687	2,045

		101,508

Total Common Stock
(Cost $2,529,004)		3,068,754

Security	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

Short-Term Investments 1.1% of net assets

Commercial Paper & Other Obligations 1.0%

Wells Fargo, Grand Cayman Time Deposit
4.75%, 11/01/07	30,415	30,415
6  See financial notes.

Schwab Institutional Select S&P 500 Fund
Portfolio Holdings continued

Security	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

U.S. Treasury Obligations 0.1%

U.S. Treasury Bill
3.55%, 12/20/07 (b)	425	423
3.89%, 12/20/07 (b)	270	269
3.91%, 12/20/07 (b)	370	368
3.92%, 12/20/07 (b)	1,300	1,293
4.24%, 12/20/07 (b)	760	756

		3,109

Total Short-Term Investments
(Cost $33,524)		33,524

	Number of	Value
Security	Shares	($ x 1,000)

Warrants 0.0% of net assets

Technology Hardware & Equipment 0.0%

Lucent Technologies, Inc. *
expires 12/10/07	11,390	—

—

Total Warrants
(Cost $—)		—

End of Investments.

Collateral Invested for Securities on Loan 5.0% of net assets

Securities Lending Investment Fund, a series of the Brown Brothers Investment Trust	155,380,890	155,381

End of collateral invested for securities on loan.
At 10/31/07, the tax basis cost of the fund’s investments was $2,574,259 and the unrealized appreciation and depreciation were $605,643 and ($77,624), respectively, with a net unrealized appreciation of $528,019.

*	Non-income producing security.
(a)	All or a portion of this security is on loan.
(b)	All or a portion of this security is held as collateral for open futures contracts.
(c)	Issuer is affiliated with the fund’s adviser.
In addition to the above, the fund held the following at 10/31/07. All numbers are x 1,000 except number of futures contracts.

	Number of	Contract	Unrealized
	Contracts	Value	Gains

Futures Contract

S & P 500 Index, e-mini, Long, expires 12/21/07	360	27,988	364
See financial notes.  7

Schwab Total Stock Market Index Fund
Portfolio Holdings as of October 31, 2007
This section shows all the securities in the fund’s portfolio and their value as of the report date.
The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The schedule of portfolio holdings filed on a fund’s most recent Form N-Q is also available by visiting Schwab’s website at www.schwab.com/schwabfunds.

		Cost	Value
Holdings by Category		($ x 1,000)	($ x 1,000)

98.7%	Common Stock	1,073,413	1,559,111
0.2%	Foreign Common Stock	1,070	2,737
0.1%	Preferred Stock	723	2,032
0.9%	Short-Term Investments	14,979	14,979

99.9%	Total Investments	1,090,185	1,578,859
3.5%	Collateral Invested for Securities on Loan	54,830	54,830
(3.4)%	Other Assets and Liabilities, Net		(54,272)

100.0%	Net Assets		1,579,417

	Number of	Value
Security	Shares	($ x 1,000)

Common Stock 98.7% of net assets

Automobiles & Components 0.7%

Aftermarket Technology Corp. *	5,011	173
American Axle & Manufacturing Holdings, Inc.	5,300	146
ArvinMeritor, Inc. (a)	9,900	147
BorgWarner, Inc.	5,400	571
Cooper Tire & Rubber Co.	8,900	198
Drew Industries, Inc. *	2,400	95
Ford Motor Co. (a)*	148,736	1,319
General Motors Corp. (a)	45,386	1,779
Gentex Corp.	11,500	239
Harley-Davidson, Inc.	25,500	1,313
Hawk Corp., Class A *	1,800	29
Hayes Lemmerz International, Inc. *	17,258	80
Johnson Controls, Inc.	45,000	1,967
Lear Corp. *	5,800	206
Modine Manufacturing Co.	3,700	86
Monaco Coach Corp.	1,200	14
Proliance International, Inc. *	872	2
Sauer-Danfoss, Inc.	3,800	98
Standard Motor Products, Inc.	7,500	63
Stoneridge, Inc. *	8,200	84
Strattec Security Corp.	1,500	73
Superior Industries International, Inc. (a)	800	16
Tenneco, Inc. *	4,480	137
The Goodyear Tire & Rubber Co. *	17,500	528
Thor Industries, Inc.	4,500	216
TRW Automotive Holdings Corp. *	7,800	232
Visteon Corp. *	10,251	65
WABCO Holdings, Inc.	5,133	261
Winnebago Industries, Inc.	5,100	132

		10,269
Banks 4.2%

1st Source Corp.	3,728	72
Abigail Adams National Bancorp	550	7
Alabama National Bancorp	1,600	126
AMCORE Financial, Inc.	3,700	88
Ameris Bancorp	1,800	30
Anchor BanCorp Wisconsin, Inc.	3,100	76
Arrow Financial Corp.	1,081	24
Associated Banc-Corp	15,500	447
Astoria Financial Corp.	8,300	216
BancFirst Corp.	1,000	45
BancorpSouth, Inc.	7,612	185
BancTrust Financial Group, Inc. (a)	1,100	15
Bank Mutual Corp.	6,168	69
Bank of Hawaii Corp.	3,500	186
Bank of the Ozarks, Inc.	2,800	81
BankAtlantic Bancorp, Inc., Class A	2,200	9
BankUnited Financial Corp., Class A (a)	2,200	19
Banner Corp.	1,200	39
BB&T Corp.	48,458	1,791
Berkshire Bancorp, Inc.	3,600	59
Berkshire Hills Bancorp, Inc.	1,400	39
BOK Financial Corp.	4,540	248
Boston Private Financial Holdings, Inc. (a)	2,129	61
Brookline Bancorp, Inc.	2,405	26
Bryn Mawr Bank Corp.	1,400	31
Camco Financial Corp.	700	9
Camden National Corp.	700	23
Capital City Bank Group, Inc. (a)	1,875	53
Capitol Bancorp Ltd.	1,500	32
Capitol Federal Financial	6,920	229
Cascade Bancorp	3,318	64
Cathay General Bancorp	3,200	99
Centerline Holding Co. (a)	3,900	54
Central Pacific Financial Corp.	3,400	76
Century Bancorp Inc., Class A	800	20
See financial notes. 1

Schwab Total Stock Market Index Fund
Portfolio Holdings continued

	Number of	Value
Security	Shares	($ x 1,000)

Charter Financial Corp.	900	45
Chemical Financial Corp.	1,383	35
Chittenden Corp.	4,772	170
Citizens First Bancorp, Inc.	700	13
Citizens Republic Bancorp, Inc.	5,650	86
Citizens South Banking Corp.	1,000	12
City Holding Co.	1,800	68
City National Corp.	3,100	210
Clayton Holdings, Inc. *	8,000	38
Columbia Banking System, Inc.	1,951	61
Comerica, Inc.	13,496	630
Commerce Bancorp, Inc.	11,320	461
Commerce Bancshares, Inc.	13,997	660
Community Bank System, Inc.	1,400	29
Community Trust Bancorp, Inc.	2,487	72
Corus Bankshares, Inc. (a)	4,000	44
Countrywide Financial Corp. (a)	45,000	698
Cullen/Frost Bankers, Inc.	6,300	335
CVB Financial Corp.	5,811	68
Dime Community Bancshares	3,375	49
Downey Financial Corp.	2,000	81
East West Bancorp, Inc.	2,600	88
F.N.B. Corp.	2,639	44
Fannie Mae	78,900	4,500
Fifth Third Bancorp	42,601	1,333
First BanCorp Puerto Rico	4,200	37
First Busey Corp., Class A	1,500	31
First Charter Corp.	3,500	106
First Citizens BancShares, Inc., Class A	300	49
First Commonwealth Financial Corp.	2,504	29
First Financial Bancorp	1,839	22
First Financial Bankshares, Inc.	2,000	78
First Financial Corp.	600	18
First Financial Holdings, Inc.	3,900	113
First Horizon National Corp. (a)	10,800	282
First Indiana Corp.	1,718	55
First M&F Corp.	2,000	34
First Merchants Corp.	1,041	23
First Midwest Bancorp, Inc.	3,125	105
First Niagara Financial Group, Inc.	7,670	101
First Place Financial Corp.	2,900	48
First United Corp.	2,200	43
FirstFed Financial Corp. (a)*	400	17
FirstMerit Corp.	7,300	155
Flagstar Bancorp, Inc.	6,200	50
Flushing Financial Corp.	3,300	56
Freddie Mac	56,100	2,930
Fremont General Corp. (a)	6,200	17
Frontier Financial Corp.	1,575	35
Fulton Financial Corp.	14,762	194
Glacier Bancorp, Inc.	3,697	75
Great Lakes Bancorp, Inc. *	506	7
Great Southern Bancorp, Inc. (a)	1,400	33
Hancock Holding Co.	2,100	80
Harleysville National Corp.	1,274	19
Hawthorn Bancshares, Inc.	750	22
Heritage Financial Corp.	735	16
Home Federal Bancorp	800	21
Horizon Financial Corp.	2,695	47
Hudson City Bancorp, Inc.	48,731	763
Huntington Bancshares, Inc.	29,199	523
IBERIABANK Corp.	875	43
Imperial Capital Bancorp, Inc.	700	15
Independent Bank Corp., Massachusetts	1,000	30
Independent Bank Corp., Michigan	4,302	45
IndyMac Bancorp, Inc. (a)	5,900	79
Integra Bank Corp.	1,225	21
International Bancshares Corp.	7,784	170
Irwin Financial Corp.	3,700	36
Kearny Financial Corp.	2,000	26
KeyCorp	34,300	976
Lakeland Financial Corp.	2,200	46
M&T Bank Corp.	8,962	892
MainSource Financial Group, Inc.	1,735	29
Marshall & Ilsley Corp.	19,650	839
MASSBANK Corp.	1,500	54
MB Financial, Inc.	2,133	71
Merchants Bancshares, Inc.	750	16
MGIC Investment Corp. (a)	9,300	180
Midwest Banc Holdings, Inc.	1,300	17
MutualFirst Financial, Inc.	2,000	35
Nara Bancorp, Inc.	4,000	62
National City Corp.	64,643	1,568
National Penn Bancshares, Inc. (a)	4,075	69
NBT Bancorp, Inc.	1,400	35
New York Community Bancorp, Inc.	27,585	513
NexCen Brands, Inc. *	1,100	7
North Valley Bancorp	1,500	27
Northrim BanCorp, Inc.	3,281	75
Northwest Bancorp, Inc.	5,000	147
Oak Hill Financial, Inc.	1,000	29
OceanFirst Financial Corp.	1,050	17
Ocwen Financial Corp. *	8,420	63
Old National Bancorp	6,244	104
Omega Financial Corp.	1,000	27
Oriental Financial Group, Inc.	1,663	21
PAB Bankshares, Inc.	700	10
Pacific Capital Bancorp	2,844	59
Park National Corp.	845	67
Partners Trust Financial Group, Inc.	6,470	80
People’s United Financial, Inc.	25,987	462
Peoples Financial Corp.	3,000	64
PFF Bancorp, Inc.	1,680	18
2 See financial notes.

Schwab Total Stock Market Index Fund
Portfolio Holdings continued

	Number of	Value
Security	Shares	($ x 1,000)

Pinnacle Financial Partners, Inc. *	475	14
PNC Financial Services Group, Inc.	27,998	2,020
Popular, Inc. (a)	21,700	229
Prosperity Bancshares, Inc.	2,400	78
Provident Bankshares Corp.	1,657	41
Provident Financial Holdings, Inc.	750	15
Provident Financial Services, Inc.	5,217	83
R&G Financial Corp., Class B *	2,550	4
Radian Group, Inc. (a)	6,702	84
Regions Financial Corp.	61,962	1,680
Renasant Corp.	1,125	26
Republic Bancorp, Inc., Class A	1,821	28
Roma Financial Corp.	2,500	44
S&T Bancorp, Inc.	1,400	46
S.Y. Bancorp, Inc.	1,470	37
Sandy Spring Bancorp, Inc.	2,900	86
Santander BanCorp	4,686	64
Seacoast Banking Corp. of Florida (a)	1,980	29
Shore Bancshares, Inc.	750	18
Simmons First National Corp., Class A	1,000	27
Southwest Bancorp, Inc.	3,300	62
Sovereign Bancorp, Inc. (a)	30,389	438
State Bancorp, Inc.	1,058	17
Sterling Bancorp	1,918	28
Sterling Bancshares, Inc.	3,150	38
Sterling Financial Corp.	1,562	29
Sterling Financial Corp., Washington	1,827	41
Suffolk Bancorp	2,400	79
Sun Bancorp, Inc. *	3,827	66
SunTrust Banks, Inc.	31,842	2,312
Susquehanna Bancshares, Inc.	3,168	64
SVB Financial Group *	2,200	114
Synovus Financial Corp.	24,600	648
TCF Financial Corp.	13,600	310
TF Financial Corp.	700	20
The Colonial BancGroup, Inc. (a)	10,100	194
The First of Long Island Corp.	4,000	75
The PMI Group, Inc.	8,100	130
The South Financial Group, Inc.	4,500	93
Timberland Bancorp, Inc.	2,000	29
Tompkins Financial Corp.	931	39
Triad Guaranty, Inc. (a)*	1,700	14
TriCo Bancshares	400	9
TrustCo Bank Corp. NY	2,857	30
Trustmark Corp.	4,300	116
U.S. Bancorp	158,531	5,257
U.S.B. Holding Co., Inc.	1,958	43
UCBH Holdings, Inc. (a)	9,400	160
UMB Financial Corp.	3,574	150
Umpqua Holdings Corp.	343	6
Union Bankshares Corp.	1,050	22
UnionBanCal Corp.	20,100	1,086
United Bankshares, Inc.	3,400	103
United Community Banks, Inc. (a)	3,750	83
Valley National Bancorp (a)	8,977	184
W Holding Co., Inc. (a)	11,938	25
Wachovia Corp.	171,582	7,846
Washington Federal, Inc.	7,942	192
Washington Mutual, Inc.	78,449	2,187
Washington Trust Bancorp, Inc.	1,000	25
Webster Financial Corp.	4,663	169
Wells Fargo & Co.	279,406	9,503
WesBanco, Inc.	3,200	74
West Coast Bancorp	1,200	33
Westamerica Bancorp	1,700	82
Whitney Holding Corp.	6,675	171
Willow Financial Bancorp, Inc.	1,675	18
Wilmington Trust Corp.	5,700	207
Wintrust Financial Corp.	1,800	66
WSFS Financial Corp.	1,000	58
Zions Bancorp	7,725	457

		65,711
Capital Goods 8.7%

3D Systems Corp. (a)*	1,400	31
3M Co.	65,000	5,613
A.O. Smith Corp.	1,300	49
AAON, Inc.	6,113	112
AAR Corp. *	5,000	160
Accuride Corp. *	2,500	25
Aceto Corp.	5,000	44
Actuant Corp., Class A	2,840	196
Acuity Brands, Inc.	5,200	249
Aecom Technology Corp. *	8,000	270
Aerosonic Corp. *	300	2
AGCO Corp. *	6,762	404
Aircastle Ltd.	5,500	178
Alamo Group, Inc.	500	11
Albany International Corp., Class A	3,918	147
Alliant Techsystems, Inc. *	2,437	269
American Science & Engineering, Inc. (a)	500	30
American Standard Cos., Inc.	15,400	574
American Superconductor Corp. *	700	19
American Woodmark Corp.	4,000	101
Ameron International Corp.	900	97
AMETEK, Inc.	9,300	437
Ampco-Pittsburgh Corp.	2,800	112
Apogee Enterprises, Inc.	1,200	28
Applied Industrial Technologies, Inc.	6,525	231
Armstrong World Industries, Inc. *	3,500	144
Astronics Corp. *	1,250	56
See financial notes. 3

Schwab Total Stock Market Index Fund
Portfolio Holdings continued

	Number of	Value
Security	Shares	($ x 1,000)

Badger Meter, Inc.	4,000	154
Baldor Electric Co.	3,800	153
Barnes Group, Inc.	3,600	132
BE Aerospace, Inc. *	6,200	308
Belden, Inc.	4,400	256
Blount International, Inc. *	1,200	15
Brady Corp., Class A	1,400	52
Breeze-Eastern Corp. *	500	6
Briggs & Stratton Corp. (a)	3,500	79
C&D Technologies, Inc. (a)*	4,500	22
Carlisle Cos., Inc.	3,200	126
Cascade Corp.	4,400	277
Caterpillar, Inc.	53,800	4,014
Ceradyne, Inc. *	2,500	171
Chase Corp.	200	4
CIRCOR International, Inc.	3,750	188
CLARCOR, Inc.	3,400	124
Columbus McKinnon Corp. *	2,400	80
Cooper Industries Ltd., Class A	27,400	1,435
Crane Co.	5,000	237
Cummins, Inc.	7,800	936
Curtiss-Wright Corp.	3,600	203
Danaher Corp.	24,000	2,056
Deere & Co.	19,000	2,943
Donaldson Co., Inc.	6,500	279
Dover Corp.	16,700	768
DRS Technologies, Inc.	2,357	135
Ducommun, Inc. *	3,200	127
DynCorp International, Inc., Class A *	4,500	102
Eaton Corp.	12,600	1,166
Electro Rent Corp.	5,100	74
EMCOR Group, Inc. *	7,800	269
Emerson Electric Co.	70,000	3,659
Energy Conversion Devices, Inc. *	600	16
ESCO Technologies, Inc. (a)*	2,800	116
Esterline Technologies Corp. *	2,400	131
Evergreen Solar, Inc. *	1,000	12
Fastenal Co.	13,200	587
Federal Signal Corp.	5,300	71
First Solar, Inc. *	5,000	794
Flow International Corp. *	900	8
Flowserve Corp.	3,900	308
Fluor Corp.	5,600	885
Franklin Electric Co., Inc. (a)	1,300	57
FreightCar America, Inc.	2,500	108
FuelCell Energy, Inc. *	1,200	12
Furmanite Corp. *	1,400	17
Gardner Denver, Inc. *	3,400	123
GATX Corp.	4,000	164
GenCorp, Inc. *	2,500	29
General Cable Corp. *	4,700	338
General Dynamics Corp.	31,400	2,856
General Electric Co.	847,966	34,902
Gibraltar Industries, Inc.	2,500	45
Global Power Equipment Group, Inc. *	1,000	2
Goodman Global, Inc. *	5,400	133
Goodrich Corp.	8,404	585
Graco, Inc.	7,012	276
GrafTech International Ltd. *	8,600	163
Granite Construction, Inc.	4,850	208
Hardinge, Inc.	1,800	58
Harsco Corp.	6,200	376
HEICO Corp., Class A	2,286	99
Herley Industries, Inc. *	4,000	61
Hexcel Corp. *	2,000	50
Honeywell International, Inc.	71,062	4,293
Hubbell, Inc., Class B	3,800	209
Huttig Building Products, Inc. *	811	3
IDEX Corp.	7,225	256
II-VI, Inc. *	3,800	132
Illinois Tool Works, Inc.	51,700	2,960
Ingersoll-Rand Co., Ltd., Class A	27,400	1,380
Insituform Technologies, Inc., Class A *	1,300	18
Integrated Electrical Services, Inc. *	5,105	119
ITT Corp.	17,400	1,164
Jacobs Engineering Group, Inc. *	10,600	924
Joy Global, Inc.	19,350	1,123
Kadant, Inc. *	1	—
Kaydon Corp. (a)	3,300	177
KBR, Inc. *	13,500	579
Kennametal, Inc.	4,000	365
L-3 Communications Holdings, Inc.	9,100	998
Ladish Co., Inc. *	1,300	60
Lawson Products, Inc.	2,000	71
Lennox International, Inc.	4,771	170
Lincoln Electric Holdings, Inc.	3,900	282
Lockheed Martin Corp.	37,052	4,077
Lydall, Inc. *	2,500	27
Magnetek, Inc. *	1,500	8
Masco Corp.	35,800	862
McDermott International, Inc. *	25,000	1,526
Medis Technologies Ltd. (a)*	1,110	16
Merrimac Industries, Inc. *	600	6
Michael Baker Corp. *	3,000	158
Moog, Inc., Class A *	2,787	129
MSC Industrial Direct Co., Inc., Class A	4,300	209
Mueller Industries, Inc.	4,200	151
Mueller Water Products, Inc., Class B	3,139	33
NACCO Industries, Inc., Class A	1,300	135
NCI Building Systems, Inc. *	2,900	114
Nordson Corp.	4,000	214
Northrop Grumman Corp.	30,032	2,511
Omega Flex, Inc.	700	11
4 See financial notes.

Schwab Total Stock Market Index Fund
Portfolio Holdings continued

	Number of	Value
Security	Shares	($ x 1,000)

Orbital Sciences Corp. *	4,600	117
Oshkosh Truck Corp.	9,000	488
Owens Corning, Inc. (a)*	11,000	254
PACCAR, Inc.	31,725	1,763
Pall Corp.	10,900	437
Parker Hannifin Corp.	16,500	1,326
Pentair, Inc.	9,500	336
Perini Corp. *	5,000	287
Plug Power, Inc. *	2,248	8
Powell Industries, Inc. *	1,000	42
Power-One, Inc. *	6,000	34
Precision Castparts Corp.	10,302	1,543
Quanta Services, Inc. *	18,371	606
Quipp, Inc.	900	5
Raven Industries, Inc.	2,800	121
Raytheon Co.	34,900	2,220
Regal-Beloit Corp.	2,500	123
Rockwell Automation, Inc.	15,700	1,081
Rockwell Collins, Inc.	13,100	980
Roper Industries, Inc.	6,500	460
Rush Enterprises, Inc., Class B *	750	12
Sequa Corp., Class A *	2,800	487
Simpson Manufacturing Co., Inc. (a)	3,200	96
Spirit AeroSystems Holdings, Inc., Class A *	11,000	382
SPX Corp.	8,610	872
Standex International Corp.	3,000	64
Stantec, Inc. *	1,690	66
SunPower Corp., Class A (a)*	1,300	164
Taser International, Inc. *	1,700	28
Tecumseh Products Co., Class A *	3,200	58
Teledyne Technologies, Inc. *	12,157	636
Teleflex, Inc.	4,300	315
Tennant Co.	4,200	198
Terex Corp. *	7,400	549
Textron, Inc.	23,600	1,633
The Allied Defense Group, Inc. *	500	4
The Boeing Co.	68,800	6,783
The Genlyte Group, Inc. *	3,200	208
The Gorman-Rupp Co.	3,593	139
The Greenbrier Cos., Inc.	4,100	110
The Manitowoc Co., Inc.	11,600	571
The Middleby Corp. *	7,000	456
The Shaw Group, Inc. *	4,500	336
The Timken Co.	6,600	220
The Toro Co.	4,100	228
Thomas & Betts Corp. *	7,300	409
Titan International, Inc.	800	24
TransDigm Group, Inc. *	3,600	164
Tredegar Corp.	5,100	89
Trinity Industries, Inc.	1,650	60
Triumph Group, Inc.	1,200	96
Tyco International Ltd.	38,525	1,586
United Industrial Corp. (a)	1,200	97
United Rentals, Inc. *	5,900	202
United Technologies Corp.	84,068	6,439
Universal Forest Products, Inc.	2,500	90
URS Corp. *	3,700	229
USG Corp. (a)*	3,900	155
Valmont Industries, Inc.	1,900	182
Vicor Corp.	4,200	59
W.W. Grainger, Inc.	7,300	656
Wabash National Corp.	2,500	25
Wabtec Corp.	2,828	106
Walter Industries, Inc.	4,900	150
Watsco, Inc.	3,400	142
Watts Water Technologies, Inc., Class A	1,000	28
WESCO International, Inc. *	4,800	224
Woodward Governor Co.	4,000	268

		137,525
Commercial Services & Supplies 1.1%

A.T. Cross Co., Class A *	2,400	27
ABM Industries, Inc.	4,900	115
Administaff, Inc.	2,800	112
Allied Waste Industries, Inc. *	29,100	368
American Locker Group, Inc. *	500	3
American Reprographics Co. *	4,000	81
AMREP Corp. (a)	2,500	93
Angelica Corp.	2,500	43
Avery Dennison Corp.	9,700	562
Bowne & Co., Inc.	4,200	73
Casella Waste Systems, Inc., Class A *	2,500	37
CDI Corp.	3,700	102
Cenveo, Inc. *	4,300	97
ChoicePoint, Inc. *	6,900	271
Cintas Corp.	15,350	562
Clean Harbors, Inc. *	2,500	123
CompX International, Inc., Class A	1,300	26
Consolidated Graphics, Inc. *	3,900	250
Copart, Inc. *	6,550	251
Cornell Cos., Inc. *	4,600	114
Corrections Corp. of America *	11,484	325
CoStar Group, Inc. *	800	46
Covanta Holding Corp. *	11,700	317
CRA International, Inc. *	2,500	129
Deluxe Corp.	3,800	153
Diamond Management & Technology Consultants, Inc.	1,000	11
Ennis, Inc.	4,500	92
Equifax, Inc.	13,095	504
Exponent, Inc. *	6,000	181
First Consulting Group, Inc. *	4,800	61
FTI Consulting, Inc. *	2,700	147
See financial notes. 5

Schwab Total Stock Market Index Fund
Portfolio Holdings continued

	Number of	Value
Security	Shares	($ x 1,000)

G & K Services, Inc., Class A	4,100	166
GP Strategies Corp. *	1,500	16
Healthcare Services Group, Inc. (a)	8,437	185
Heidrick & Struggles International, Inc.	3,100	134
Herman Miller, Inc.	5,700	155
HNI Corp. (a)	4,000	173
Hudson Highland Group, Inc. *	3,220	37
ICT Group, Inc. *	3,000	33
IHS, Inc., Class A *	3,600	227
IKON Office Solutions, Inc.	12,500	165
Interface, Inc., Class A	5,800	111
Kelly Services, Inc., Class A	5,700	120
Kforce, Inc. *	2,905	35
Knoll, Inc.	4,000	76
Korn/Ferry International *	3,600	69
Labor Ready, Inc. *	6,000	105
Learning Tree International, Inc. *	1,400	31
M&F Worldwide Corp. *	1,200	63
Manpower, Inc.	6,991	523
McGrath Rentcorp	1,600	55
Mine Safety Appliances Co. (a)	2,700	124
Mobile Mini, Inc. *	1,200	22
Monster Worldwide, Inc. *	9,800	398
Multi-Color Corp.	2,625	60
Navigant Consulting, Inc. *	5,000	66
On Assignment, Inc. *	4,700	39
PHH Corp. *	4,186	94
Pitney Bowes, Inc.	20,000	801
R.R. Donnelley & Sons Co.	17,000	685
Republic Services, Inc.	26,550	908
Resources Connection, Inc.	3,700	84
Robert Half International, Inc.	14,000	421
Rollins, Inc.	6,675	203
School Specialty, Inc. *	1,600	54
Spherion Corp. *	6,830	60
Steelcase, Inc., Class A	11,500	206
Stericycle, Inc. *	6,400	373
TeleTech Holdings, Inc. *	5,000	125
Tetra Tech, Inc. *	12,031	281
The Advisory Board Co. *	1,000	64
The Brink’s Co.	5,600	351
The Corporate Executive Board Co.	2,700	192
The Dun & Bradstreet Corp.	12,140	1,176
The Geo Group, Inc. *	11,400	361
The Standard Register Co.	4,100	53
TRC Cos., Inc. *	1,350	16
United Stationers, Inc. *	2,900	168
Viad Corp.	3,625	128
Virco Manufacturing Corp. *	1,170	13
Volt Information Sciences, Inc. *	3,150	49
Waste Connections, Inc. *	5,475	185
Waste Industries USA, Inc.	4,000	144
Waste Management, Inc.	48,100	1,750
Watson Wyatt Worldwide, Inc., Class A	4,600	219
Westaff, Inc. *	2,000	7

		17,635
Consumer Durables & Apparel 1.4%

American Greetings Corp., Class A	8,500	224
Avatar Holdings, Inc. (a)*	2,500	116
Beazer Homes USA, Inc. (a)	2,553	29
Blyth, Inc.	4,800	92
Brookfield Homes Corp. (a)	3,074	46
Brunswick Corp.	7,400	165
Callaway Golf Co.	5,600	97
Carter’s, Inc. *	5,000	110
Cavco Industries, Inc. *	410	16
Centex Corp. (a)	10,700	268
Chromcraft Revington, Inc. *	1,300	7
Coach, Inc. *	32,008	1,170
Columbia Sportswear Co. (a)	4,350	212
Craftmade International, Inc.	2,800	26
CSS Industries, Inc.	3,400	135
D.R. Horton, Inc.	24,604	312
Deckers Outdoor Corp. *	2,500	349
DGSE Cos, Inc. *	700	4
Dominion Homes, Inc. *	500	1
Eastman Kodak Co. (a)	22,700	651
Ethan Allen Interiors, Inc.	4,200	130
Flexsteel Industries, Inc.	600	8
Foamex International, Inc. *	2,278	19
Fortune Brands, Inc.	11,500	963
Fossil, Inc. *	5,462	205
Furniture Brands International, Inc. (a)	4,700	57
Garmin Ltd. (a)	16,000	1,718
Hampshire Group Ltd. *	2,000	25
Hanesbrands, Inc. *	11,047	343
Harman International Industries, Inc.	6,800	573
Hasbro, Inc. (a)	14,500	433
Hovnanian Enterprises, Inc., Class A (a)*	3,700	42
Jarden Corp. *	7,059	251
Jones Apparel Group, Inc.	12,156	255
K-Swiss, Inc., Class A	2,400	56
KB Home (a)	7,800	216
Kellwood Co.	2,900	48
Kenneth Cole Productions, Inc., Class A	3,100	58
Kimball International, Inc., Class B	6,100	81
Leggett & Platt, Inc.	16,200	315
Lennar Corp., Class A (a)	12,190	279
Lenox Group, Inc. *	3,300	13
Levitt Corp., Class A	550	1
6 See financial notes.

Schwab Total Stock Market Index Fund
Portfolio Holdings continued

	Number of	Value
Security	Shares	($ x 1,000)

Liz Claiborne, Inc. (a)	8,600	245
M.D.C. Holdings, Inc.	4,403	178
M/I Homes, Inc.	1,800	30
Maidenform Brands, Inc. *	5,000	74
Marine Products Corp.	405	3
MarineMax, Inc. (a)*	800	11
Mattel, Inc.	34,300	717
Meritage Homes Corp. *	1,000	16
Mohawk Industries, Inc. *	4,819	411
Movado Group, Inc.	3,300	99
Nautilus, Inc. (a)	4,125	27
Newell Rubbermaid, Inc.	23,900	697
NIKE, Inc., Class B	41,400	2,743
NVR, Inc. *	500	238
Oakley, Inc. *	6,700	196
Oxford Industries, Inc.	2,500	65
Palm Harbor Homes, Inc. (a)*	2,700	38
Perry Ellis International, Inc. *	2,500	58
Phillips-Van Heusen Corp.	5,600	268
Polaris Industries, Inc. (a)	3,200	157
Polo Ralph Lauren Corp., Class A	7,500	516
Pool Corp. (a)	5,662	134
Pulte Homes, Inc.	20,244	300
Quiksilver, Inc. *	4,000	54
RC2 Corp. *	2,200	66
Russ Berrie & Co., Inc. *	3,000	53
Skechers U.S.A., Inc., Class A *	6,500	160
Skyline Corp.	2,600	92
Snap-on, Inc.	4,000	200
Standard Pacific Corp. (a)	4,800	23
Stanley Furniture Co., Inc.	5,200	71
Steven Madden Ltd.	2,700	60
Sturm, Ruger & Co., Inc. *	6,000	56
Superior Uniform Group, Inc.	1,600	21
Tandy Brands Accessories, Inc.	1,000	11
Tarragon Corp. (a)*	4,422	9
Tempur-Pedic International, Inc.	8,000	288
The Black & Decker Corp.	7,100	638
The Boyds Collection Ltd. *	34	—
The Ryland Group, Inc. (a)	3,700	105
The Stanley Works	6,600	380
The Timberland Co., Class A *	5,300	103
The Warnaco Group, Inc. *	2,500	102
Toll Brothers, Inc. *	11,200	257
TOUSA, Inc.	2,812	2
Tupperware Brands Corp.	4,800	173
UniFirst Corp.	1,500	56
Uniroyal Technology Corp. *	1,100	—
Universal Electronics, Inc. *	5,200	188
VF Corp.	13,500	1,176
WCI Communities, Inc. (a)*	3,800	21
Whirlpool Corp.	6,849	542
Wolverine World Wide, Inc.	7,800	200

		22,447
Consumer Services 2.5%

Ambassadors Groups, Inc.	3,400	62
Ambassadors International, Inc.	1,700	35
Ameristar Casinos, Inc.	3,400	111
Apollo Group, Inc., Class A (a)*	14,550	1,153
Applebee’s International, Inc.	7,912	200
Bally Technologies, Inc. *	3,000	121
Bob Evans Farms, Inc.	2,200	62
Boyd Gaming Corp.	7,800	326
Bright Horizons Family Solutions, Inc. *	2,600	101
Brinker International, Inc.	10,350	263
Buca, Inc. *	1,100	3
Burger King Holdings, Inc.	10,800	286
Career Education Corp. *	8,614	308
Carnival Corp.	50,000	2,399
CBRL Group, Inc.	3,446	137
CEC Entertainment, Inc. *	2,025	60
Cedar Fair L.P.	5,300	130
Chipotle Mexican Grill, Inc., Class A (a)*	2,600	361
Choice Hotels International, Inc.	6,800	263
Churchill Downs, Inc.	900	46
CKE Restaurants, Inc. (a)	4,800	78
Coinstar, Inc. *	5,000	172
Corinthian Colleges, Inc. *	9,200	151
CPI Corp.	2,900	96
Darden Restaurants, Inc.	13,300	572
DeVry, Inc.	4,800	262
Domino’s Pizza, Inc.	5,100	79
Dover Downs Gaming & Entertainment, Inc.	4,899	54
Dover Motorsports, Inc.	1,400	9
Empire Resorts, Inc. *	3,000	15
Gaylord Entertainment Co. *	2,625	143
H&R Block, Inc.	26,300	573
Harrah’s Entertainment, Inc.	15,273	1,348
Icahn Enterprises L.P. (a)	3,800	496
IHOP Corp.	3,000	190
International Game Technology	29,100	1,269
International Speedway Corp., Class A	3,245	144
Interstate Hotels & Resorts, Inc. *	2,582	13
Isle of Capri Casinos, Inc. *	4,400	89
ITT Educational Services, Inc. (a)*	6,000	763
Jack In the Box, Inc. *	8,400	263
Jackson Hewitt Tax Service, Inc.	3,000	94
Krispy Kreme Doughnuts, Inc. *	2,100	7
Landry’s Restaurants, Inc.	1,800	52
Las Vegas Sands Corp. *	25,000	3,327
Life Time Fitness, Inc. *	2,500	152
Luby’s, Inc. *	1,400	15
See financial notes. 7

Schwab Total Stock Market Index Fund
Portfolio Holdings continued

	Number of	Value
Security	Shares	($ x 1,000)

Marriott International, Inc., Class A	37,400	1,537
Matthews International Corp., Class A	1,900	87
McDonald’s Corp.	110,300	6,585
MGM MIRAGE *	22,500	2,061
Monarch Casino & Resort, Inc. *	8,000	245
MTR Gaming Group, Inc. *	5,300	46
Multimedia Games, Inc. *	1,500	13
Nobel Learning Communities, Inc. *	500	7
O’Charley’s, Inc.	400	6
P.F. Chang’s China Bistro, Inc. *	800	23
Panera Bread Co., Class A *	800	33
Papa John’s International, Inc. *	3,400	79
Peet’s Coffee & Tea, Inc. *	1,800	49
Penn National Gaming, Inc. *	6,800	420
Pinnacle Entertainment, Inc. *	3,800	111
Pre-Paid Legal Services, Inc. *	3,600	215
Regis Corp.	3,900	131
Royal Caribbean Cruises Ltd.	16,500	707
Ruby Tuesday, Inc.	5,600	89
Scientific Games Corp., Class A *	6,500	235
Service Corp. International	24,100	349
Shuffle Master, Inc. *	2,812	38
Six Flags, Inc. *	11,000	36
Sonic Corp. *	7,968	197
Sotheby’s	5,438	295
Speedway Motorsports, Inc.	4,800	174
Starbucks Corp. *	62,600	1,670
Starwood Hotels & Resorts Worldwide, Inc.	17,730	1,008
Station Casinos, Inc.	4,650	418
Stewart Enterprises, Inc., Class A	10,000	91
Strayer Education, Inc.	700	131
Texas Roadhouse, Inc., Class A *	5,900	75
The Cheesecake Factory, Inc. *	2,887	65
The Steak n Shake Co. *	1,580	24
Tim Hortons, Inc.	13,949	529
Triarc Cos., Inc., Class B	7,000	78
Vail Resorts, Inc. *	3,800	231
Weight Watchers International, Inc.	8,700	446
Wendy’s International, Inc.	10,300	358
WMS Industries, Inc. *	8,250	286
Wyndham Worldwide Corp.	16,744	550
Wynn Resorts Ltd.	4,000	646
YUM! Brands, Inc.	48,000	1,933

		39,160
Diversified Financials 7.9%

Advance America Cash Advance Centers, Inc.	6,500	62
Advanta Corp., Class A	11,100	158
Advanta Corp., Class B	7,500	119
Affiliated Managers Group, Inc. *	1,800	237
AllianceBernstein Holding L.P.	7,700	658
American Express Co.	105,150	6,409
AmeriCredit Corp. *	12,300	174
Ameriprise Financial, Inc.	21,030	1,324
Asset Acceptance Capital Corp.	2,500	27
ASTA Funding, Inc.	2,000	71
Bank of America Corp.	381,577	18,423
Bank of New York Mellon Corp.	95,234	4,652
Blackrock, Inc.	9,400	1,945
Calamos Asset Management, Inc., Class A	2,500	85
Capital One Financial Corp. (a)	33,710	2,211
Cash America International, Inc.	2,500	98
CIT Group, Inc.	18,600	655
Citigroup, Inc.	412,286	17,275
CME Group, Inc.	3,465	2,309
Cohen & Steers, Inc. (a)	5,400	203
CompuCredit Corp. (a)*	4,400	88
Credit Acceptance Corp. *	2,400	54
Discover Financial Services	45,150	871
Dollar Financial Corp. *	2,500	82
E*TRADE Financial Corp. *	34,335	382
Eaton Vance Corp.	11,600	580
EZCORP, Inc., Class A *	8,500	112
Federated Investors, Inc., Class B	9,950	428
Financial Federal Corp.	3,700	100
Franklin Resources, Inc.	20,600	2,671
GAMCO Investors, Inc., Class A	3,200	198
Greenhill & Co., Inc. (a)	2,500	185
IntercontinentalExchange, Inc. *	5,100	909
International Securities Exchange Holdings, Inc., Class A	5,500	369
Investment Technology Group, Inc. *	4,750	199
Janus Capital Group, Inc. (a)	19,200	663
Jefferies Group, Inc.	8,200	219
JPMorgan Chase & Co.	295,944	13,909
Knight Capital Group, Inc., Class A *	9,700	130
LaBranche & Co., Inc. *	2,400	13
Legg Mason, Inc.	10,050	834
Lehman Brothers Holdings, Inc. (a)	47,744	3,024
Leucadia National Corp. (a)	17,908	907
Merrill Lynch & Co., Inc.	80,048	5,285
MF Global Ltd. *	10,000	296
MicroFinancial, Inc.	1,900	12
Moody’s Corp.	26,600	1,163
Morgan Stanley	90,300	6,074
Nasdaq Stock Market, Inc. *	8,800	411
Nelnet, Inc., Class A	4,500	84
Northern Trust Corp.	18,500	1,391
Nuveen Investments, Inc., Class A	7,300	473
Nymex Holdings, Inc.	8,000	1,028
8 See financial notes.

Schwab Total Stock Market Index Fund
Portfolio Holdings continued

	Number of	Value
Security	Shares	($ x 1,000)

NYSE Euronext	22,500	2,112
Penson Worldwide, Inc. *	8,000	135
Piper Jaffray Cos., Inc. *	950	49
Portfolio Recovery Associates, Inc. (a)	2,000	90
Raymond James Financial, Inc.	10,350	386
Resource America, Inc., Class A	2,000	31
SEI Investments Co.	19,400	613
Siebert Financial Corp.	2,900	11
SLM Corp.	37,300	1,759
State Street Corp.	32,983	2,631
SWS Group, Inc.	4,211	80
T. Rowe Price Group, Inc.	21,400	1,375
TD Ameritrade Holding Corp. *	47,100	901
The Bear Stearns Cos., Inc.	13,620	1,547
The Charles Schwab Corp. (d)	111,120	2,582
The First Marblehead Corp. (a)	7,500	291
The Goldman Sachs Group, Inc.	38,700	9,595
The Student Loan Corp.	1,700	282
W.P. Carey & Co. LLC	4,100	143
Waddell & Reed Financial, Inc., Class A	7,250	241
Westwood Holdings Group, Inc.	285	11
World Acceptance Corp. *	1,000	32

		125,136
Energy 10.3%

Adams Resources & Energy, Inc.	1,000	32
Alliance Resource Partners L.P.	3,400	131
Alon USA Energy, Inc.	3,700	136
Alpha Natural Resources, Inc. *	5,200	143
Anadarko Petroleum Corp.	39,060	2,305
Apache Corp.	25,772	2,675
APCO Argentina, Inc.	200	21
Arch Coal, Inc.	7,000	287
Atlas America, Inc.	2,670	154
ATP Oil & Gas Corp. *	1,600	92
Atwood Oceanics, Inc. *	2,400	202
Baker Hughes, Inc.	28,300	2,454
Basic Energy Services, Inc. *	3,000	59
Berry Petroleum Co., Class A	4,000	195
BJ Services Co.	28,600	720
Boardwalk Pipeline Partners L.P. (a)	10,500	341
BP Prudhoe Bay Royalty Trust (a)	2,200	171
Bristow Group, Inc. *	1,800	90
Buckeye Partners L.P. (a)	3,400	189
Cabot Oil & Gas Corp.	27,200	1,080
Calumet Specialty Products Partners, L.P.	5,000	233
Cameron International Corp. *	9,100	886
CARBO Ceramics, Inc. (a)	1,900	85
Chesapeake Energy Corp. (a)	19,200	758
Chevron Corp.	178,939	16,375
Cimarex Energy Co.	5,508	223
CNX Gas Corp. *	12,000	383
Compagnie Generale de Geophysique-Veritas S.A. *	6,029	396
Comstock Resources, Inc. *	4,500	164
ConocoPhillips	134,223	11,404
CONSOL Energy, Inc.	14,100	797
CREDO Petroleum Corp. *	2,700	26
Cross Timbers Royalty Trust (a)	1,500	60
Crosstex Energy L.P. (a)	2,000	68
Delek US Holdings, Inc.	5,000	120
Denbury Resources, Inc. *	9,800	555
Devon Energy Corp.	37,360	3,489
Diamond Offshore Drilling, Inc.	12,300	1,393
Dresser-Rand Group, Inc. *	6,000	232
Dril-Quip, Inc. *	3,100	165
El Paso Corp.	51,387	908
Enbridge Energy Management LLC *	1,404	77
Encore Acquisition Co. *	2,250	83
Energy Partners Ltd. *	4,001	61
Energy Transfer Partners L.P.	4,000	223
ENSCO International, Inc.	11,200	622
Enterprise GP Holdings L.P. (a)	2,100	76
Enterprise Products Partners L.P. (a)	29,500	944
EOG Resources, Inc.	22,800	2,020
Exterran Holdings, Inc. *	4,720	397
Exxon Mobil Corp.	493,166	45,366
FMC Technologies, Inc. *	9,182	557
Forest Oil Corp. *	4,450	216
Foundation Coal Holdings, Inc.	3,700	158
Frontier Oil Corp.	14,400	659
General Maritime Corp. (a)	3,000	85
Global Industries Ltd. *	14,400	355
Grant Prideco, Inc. *	10,100	497
Grey Wolf, Inc. *	15,000	84
Gulf Island Fabrication, Inc.	2,800	98
GulfMark Offshore, Inc. *	4,100	191
Halliburton Co.	81,200	3,201
Harvest Natural Resources, Inc. *	6,000	83
Helix Energy Solutions Group, Inc. *	8,564	396
Helmerich & Payne, Inc.	9,600	304
Hess Corp.	24,200	1,733
Holly Corp.	8,000	502
Hornbeck Offshore Services, Inc. (a)*	5,000	196
Hugoton Royalty Trust	4,846	118
Inergy, L.P.	2,000	70
ION Geophysical Corp. (a)*	5,200	79
Key Energy Services, Inc. *	10,300	141
Kinder Morgan Energy Partners LP (a)	15,000	788
See financial notes. 9

Schwab Total Stock Market Index Fund
Portfolio Holdings continued

	Number of	Value
Security	Shares	($ x 1,000)

Kinder Morgan Management LLC *	4,077	207
Lufkin Industries, Inc.	3,500	208
Magellan Midstream Partners	2,400	101
Marathon Oil Corp.	67,308	3,980
Mariner Energy, Inc. *	6,601	165
Markwest Energy Partners L.P.	1,000	33
Massey Energy Co.	6,800	215
Matrix Service Co. *	8,000	236
Murphy Oil Corp.	14,500	1,068
Nabors Industries Ltd. *	23,634	664
NATCO Group, Inc., Class A *	1,200	64
National-Oilwell Varco, Inc. *	28,080	2,057
Natural Resource Partners L.P. (a)	4,000	136
Newfield Exploration Co. *	10,600	571
Noble Corp.	20,200	1,070
Noble Energy	14,218	1,088
NuStar L.P. (a)	1,600	99
Occidental Petroleum Corp.	75,020	5,180
Oceaneering International, Inc. *	2,200	170
Oil States International, Inc. *	3,600	156
Overseas Shipholding Group, Inc.	3,700	275
OYO Geospace Corp. *	300	32
Parker Drilling Co. *	18,300	154
Patterson-UTI Energy, Inc.	13,200	263
Peabody Energy Corp.	18,500	1,031
Penn Virginia Corp.	5,000	242
Penn Virginia Resource Partners, L.P.	5,000	144
Pioneer Natural Resources Co.	10,133	517
Plains All American Pipeline, L.P.	7,295	402
Plains Exploration & Production Co. *	6,579	335
Pogo Producing Co.	4,700	280
Pride International, Inc. *	12,700	469
Quicksilver Resources, Inc. *	4,200	239
Range Resources Corp.	8,100	364
Rosetta Resources, Inc. *	6,600	125
Rowan Cos., Inc.	8,400	327
RPC, Inc. (a)	11,475	128
Schlumberger Ltd.	100,000	9,657
SEACOR Holdings, Inc. *	1,250	115
Smith International, Inc.	17,300	1,143
Spectra Energy Corp.	50,178	1,304
St. Mary Land & Exploration Co.	7,400	313
Stone Energy Corp. *	3,476	155
Sunoco Logistics Partners L.P. (a)	2,000	117
Sunoco, Inc.	11,000	810
Superior Energy Services, Inc. *	9,900	367
Swift Energy Co. *	2,500	119
TC Pipelines L.P.	2,400	88
Teekay Shipping Corp.	6,000	336
TEL Offshore Trust	83	2
TEPPCO Partners L.P. (a)	7,000	282
Tesoro Corp.	12,100	732
TETRA Technologies, Inc. *	5,300	104
The Meridian Resource Corp. *	3,100	8
The Williams Cos., Inc.	44,860	1,637
Tidewater, Inc.	7,700	421
Transocean, Inc. *	27,731	3,310
Ultra Petroleum Corp. *	13,000	921
Unit Corp. *	4,400	210
USEC, Inc. (a)*	14,300	126
Valero Energy Corp.	47,980	3,379
Verenium Corp. (a)*	1,100	6
W&T Offshore, Inc.	5,000	134
W-H Energy Services, Inc. *	3,400	196
Weatherford International Ltd. *	21,200	1,376
Western Refining, Inc.	5,600	205
Westmoreland Coal Co. *	3,500	73
Whiting Petroleum Corp. *	3,400	184
World Fuel Services Corp.	2,100	93
XTO Energy, Inc.	28,942	1,921

		163,216
Food & Staples Retailing 2.1%

Arden Group, Inc., Class A	600	85
BJ’s Wholesale Club, Inc. *	6,100	219
Casey’s General Stores, Inc.	5,100	145
Costco Wholesale Corp.	38,600	2,596
CVS Caremark Corp.	125,640	5,248
Ingles Markets, Inc., Class A	300	8
Longs Drug Stores Corp.	3,300	173
Nash Finch Co.	1,700	64
Pathmark Stores, Inc. *	3,900	51
Performance Food Group Co. *	1,900	51
PriceSmart, Inc.	500	14
Rite Aid Corp. (a)*	40,400	158
Ruddick Corp.	3,100	105
Safeway, Inc.	35,900	1,221
Spartan Stores, Inc.	500	11
Supervalu, Inc.	19,832	769
Sysco Corp.	48,636	1,668
The Andersons, Inc. (a)	1,000	50
The Great Atlantic & Pacific Tea Co., Inc. *	2,200	71
The Kroger Co.	60,800	1,787
The Pantry, Inc. *	1,000	28
United Natural Foods, Inc. *	2,600	75
Wal-Mart Stores, Inc.	334,100	15,105
Walgreen Co.	80,400	3,188
Weis Markets, Inc.	1,700	75
Whole Foods Market, Inc. (a)	10,900	540

		33,505
Food, Beverage & Tobacco 4.5%

Alliance One International, Inc. *	10,800	70
Altria Group, Inc.	168,800	12,311
10 See financial notes.

Schwab Total Stock Market Index Fund
Portfolio Holdings continued

	Number of	Value
Security	Shares	($ x 1,000)

American Italian Pasta Co., Class A *	1,000	9
Anheuser-Busch Cos., Inc.	61,500	3,154
Archer-Daniels-Midland Co.	53,958	1,931
Bridgford Foods Corp. *	300	2
Brown-Forman Corp., Class B	9,912	733
Bunge Ltd.	8,000	921
Campbell Soup Co.	35,400	1,309
Chiquita Brands International, Inc. *	3,200	60
Coca-Cola Bottling Co. Consolidated	400	24
Coca-Cola Enterprises, Inc.	30,000	774
ConAgra Foods, Inc.	43,293	1,027
Constellation Brands, Inc., Class A *	17,600	442
Corn Products International, Inc.	5,800	247
Dean Foods Co.	11,113	309
Del Monte Foods Co.	16,031	166
Flowers Foods, Inc.	7,158	157
Fresh Del Monte Produce, Inc.	4,200	152
General Mills, Inc.	31,300	1,807
Green Mountain Coffee Roasters, Inc. *	2,700	101
Griffin Land & Nurseries, Inc. *	300	11
H.J. Heinz Co.	27,900	1,305
Hormel Foods Corp.	11,500	419
J & J Snack Foods Corp.	6,400	228
John B. Sanfilippo & Son, Inc. *	5,000	43
Kellogg Co.	34,400	1,816
Kraft Foods, Inc., Class A	185,513	6,198
Lancaster Colony Corp.	3,400	137
Lance, Inc.	2,900	61
Loews Corp. — Carolina Group	8,600	738
Maui Land & Pineapple Co, Inc. *	800	24
McCormick & Co., Inc.	11,300	396
MGP Ingredients, Inc. (a)	3,400	32
Molson Coors Brewing Co., Class B	17,000	973
Monterey Gourmet Foods, Inc. *	700	3
National Beverage Corp.	4,500	37
PepsiAmericas, Inc.	13,200	471
PepsiCo, Inc.	140,800	10,380
Pilgrim’s Pride Corp.	1,400	42
Ralcorp Holdings, Inc. *	6,700	377
Reynolds American, Inc.	22,664	1,460
Rocky Mountain Chocolate Factory, Inc.	2,427	41
Sanderson Farms, Inc.	1,750	61
Sara Lee Corp.	64,378	1,065
Seaboard Corp.	200	326
Smithfield Foods, Inc. *	6,300	181
Tasty Baking Co.	500	5
The Boston Beer Co., Inc., Class A *	2,500	131
The Coca-Cola Co.	202,200	12,488
The Hain Celestial Group, Inc. *	1,406	49
The Hershey Co.	19,400	836
The J. M. Smucker Co.	5,438	291
The Pepsi Bottling Group, Inc.	23,400	1,008
Tootsie Roll Industries, Inc.	2,462	63
TreeHouse Foods, Inc. *	1,722	48
Tyson Foods, Inc., Class A	30,340	479
Universal Corp.	4,800	234
UST, Inc.	12,700	677
Vector Group Ltd.	3,921	86
Wm. Wrigley Jr. Co.	20,750	1,280
Zapata Corp. *	8,000	57

		70,263
Health Care Equipment & Services 4.2%

ABIOMED, Inc. *	800	11
Advanced Medical Optics, Inc. (a)*	4,111	113
Aetna, Inc.	59,200	3,325
Align Technology, Inc. *	8,700	180
Alliance Imaging, Inc. *	1,800	18
Allscripts Healthcare Solutions, Inc. (a)*	1,900	53
Amedisys, Inc. *	3,334	142
America Service Group, Inc. *	3,550	39
American Medical Systems Holdings, Inc. (a)*	7,800	100
AMERIGROUP Corp. *	4,300	150
AmerisourceBergen Corp.	20,648	973
AMN Healthcare Services, Inc. *	4,110	78
AmSurg Corp. *	2,300	61
Analogic Corp.	1,400	80
Apria Healthcare Group, Inc. *	4,100	99
ArthroCare Corp. *	1,400	91
Aspect Medical Systems, Inc. *	3,700	51
Baxter International, Inc.	53,018	3,182
Beckman Coulter, Inc.	5,100	361
Becton, Dickinson & Co.	21,300	1,778
BioScrip, Inc. *	2,172	17
Boston Scientific Corp. *	109,568	1,520
Brookdale Senior Living, Inc.	300	11
C.R. Bard, Inc.	8,000	669
Cantel Medical Corp. *	3,571	64
Cardinal Health, Inc.	36,160	2,460
Centene Corp. *	1,000	23
Cerner Corp. *	8,400	500
Cerus Corp. *	500	4
Chemed Corp.	3,900	224
Chindex International, Inc. *	2,200	75
CIGNA Corp.	38,400	2,016
Clinical Data, Inc. *	175	5
See financial notes. 11

Schwab Total Stock Market Index Fund
Portfolio Holdings continued

	Number of	Value
Security	Shares	($ x 1,000)

Community Health Systems, Inc. *	7,100	234
CONMED Corp. *	1,700	48
CorVel Corp. *	2,850	76
Coventry Health Care, Inc. *	23,937	1,444
Covidien Ltd.	38,525	1,603
Cross Country Healthcare, Inc. *	4,600	72
CryoLife, Inc. *	750	5
Cyberonics, Inc. *	1,200	17
Dade Behring Holdings, Inc.	8,200	631
Datascope Corp.	2,500	90
DaVita, Inc. *	8,250	538
DENTSPLY International, Inc.	13,100	543
DJO, Inc. *	3,000	150
Eclipsys Corp. *	6,300	142
Edwards Lifesciences Corp. *	3,900	196
Express Scripts, Inc. *	25,200	1,590
Five Star Quality Care, Inc. *	135	1
Gen-Probe, Inc. *	3,400	238
Gentiva Health Services, Inc. *	3,250	62
Greatbatch, Inc. *	1,100	27
Haemonetics Corp. *	3,700	190
Hanger Orthopedic Group, Inc. *	5,400	67
Health Management Associates, Inc., Class A	15,900	105
Health Net, Inc. *	9,100	488
HealthExtras, Inc. *	1,900	55
Healthspring, Inc. *	4,600	97
HealthTronics, Inc. *	3,500	17
Healthways, Inc. (a)*	3,100	188
Henry Schein, Inc. *	7,600	455
Hillenbrand Industries, Inc.	5,800	320
Hlth Corp. *	21,926	309
Hologic, Inc. *	10,556	717
Hooper Holmes, Inc. *	4,600	10
Hospira, Inc. *	14,070	581
Humana, Inc. *	18,900	1,417
ICU Medical, Inc. *	550	22
IDEXX Laboratories, Inc. *	2,500	304
Immucor, Inc. *	6,795	219
IMS Health, Inc.	19,300	487
Integra LifeSciences Holdings (a)*	1,100	53
Intuitive Surgical, Inc. *	1,050	343
Invacare Corp.	2,000	54
InVentiv Health, Inc. *	4,733	200
Inverness Medical Innovations, Inc. *	741	45
Kindred Healthcare, Inc. *	4,624	98
Kinetic Concepts, Inc. *	5,600	337
Kyphon, Inc. *	3,000	213
Laboratory Corp. of America Holdings *	12,800	880
Landauer, Inc.	1,100	54
LCA-Vision, Inc. (a)	2,500	43
LifePoint Hospitals, Inc. *	3,707	113
Lincare Holdings, Inc. *	7,100	247
Magellan Health Services, Inc. *	3,007	127
Manor Care, Inc.	8,000	533
Matria Healthcare, Inc. *	1,800	46
McKesson Corp.	25,400	1,679
MedCath Corp. *	1,500	42
Medco Health Solutions, Inc. *	25,033	2,363
Medical Action Industries, Inc. *	3,750	77
Medical Staffing Network Holdings, Inc. *	1,800	9
Medtronic, Inc.	95,374	4,525
Mentor Corp.	3,000	128
Meridian Bioscience, Inc.	11,250	372
Merit Medical Systems, Inc. *	2,222	29
Molina Healthcare, Inc. *	2,500	95
National Healthcare Corp.	600	30
National Medical Health Card Systems, Inc. *	800	8
Neogen Corp. *	937	25
Novoste Corp. *	400	1
Nutraceutical International Corp. *	5,000	69
Odyssey HealthCare, Inc. *	2,250	23
Omnicare, Inc.	10,000	295
OraSure Technologies, Inc. *	1,500	14
Owens & Minor, Inc.	2,000	81
Patterson Cos., Inc. (a)*	10,600	415
PDI, Inc. *	2,900	29
Pediatrix Medical Group, Inc. *	6,000	393
PharMerica Corp. *	3,413	54
PolyMedica Corp.	779	41
PSS World Medical, Inc. *	5,800	117
Psychiatric Solutions, Inc. *	4,400	174
Q-Med, Inc. *	500	1
Quest Diagnostics, Inc.	14,820	788
Regeneration Technologies, Inc. *	1,700	18
RehabCare Group, Inc. *	4,000	83
Res-Care, Inc. *	4,500	110
ResMed, Inc. *	4,000	166
Respironics, Inc. *	6,300	315
Sierra Health Services, Inc. *	21,500	909
SonoSite, Inc. *	1,600	56
St. Jude Medical, Inc. *	29,600	1,206
STERIS Corp.	6,100	177
Stryker Corp.	31,100	2,208
Sunrise Senior Living, Inc. *	3,400	126
Tenet Healthcare Corp. *	36,650	129
The Cooper Cos., Inc.	2,781	117
The TriZetto Group, Inc. *	5,900	96
Theragenics Corp. *	2,500	12
Thoratec Corp. *	2,636	53
UnitedHealth Group, Inc.	118,880	5,843
Universal American Financial Corp. *	4,000	97
Universal Health Services, Inc., Class B	4,000	195
US Physical Therapy, Inc. *	3,500	51
12 See financial notes.

Schwab Total Stock Market Index Fund
Portfolio Holdings continued

	Number of	Value
Security	Shares	($ x 1,000)

Utah Medical Products, Inc.	2,500	79
Varian Medical Systems, Inc. *	11,900	580
VCA Antech, Inc. *	7,900	364
VistaCare, Inc., Class A *	1,000	7
Vital Signs, Inc.	1,900	100
WellCare Health Plans, Inc. (a)*	3,200	77
WellPoint, Inc. *	57,723	4,573
West Pharmaceutical Services, Inc.	4,600	190
Wright Medical Group, Inc. *	4,200	111
Young Innovations, Inc.	2,000	50
Zimmer Holdings, Inc. *	20,300	1,411

		67,000
Household & Personal Products 1.9%

Alberto-Culver Co.	6,950	181
Avon Products, Inc.	39,000	1,598
Central Garden & Pet Co. *	1,600	13
Central Garden & Pet Co., Class A *	3,200	27
Chattem, Inc. *	1,200	89
Church & Dwight Co., Inc.	4,950	234
Colgate-Palmolive Co.	42,500	3,241
Energizer Holdings, Inc. *	6,333	661
Herbalife Ltd.	5,800	256
Inter Parfums, Inc.	675	16
Kimberly-Clark Corp.	40,639	2,881
NBTY, Inc. *	5,400	192
Nu Skin Enterprises, Inc., Class A	6,500	112
Oil-Dri Corp. of America	500	10
Spectrum Brands, Inc. *	2,800	12
The Clorox Co.	12,200	763
The Estee Lauder Cos., Inc., Class A	12,800	562
The Procter & Gamble Co.	269,915	18,765
USANA Health Sciences, Inc. (a)*	1,000	41
WD-40 Co.	1,600	63

		29,717
Insurance 5.1%

21st Century Holding Co.	1,500	25
ACE Ltd.	23,100	1,400
AFLAC, Inc.	42,600	2,674
Alfa Corp.	6,800	124
Alleghany Corp. *	224	88
Allied World Assurance Holdings Ltd.	4,900	235
Ambac Financial Group, Inc. (a)	7,750	285
American Financial Group, Inc.	10,750	321
American International Group, Inc.	211,922	13,376
American National Insurance Co.	1,300	168
American Physicians Capital, Inc.	3,750	163
AmTrust Financial Services, Inc.	7,500	105
AON Corp.	25,500	1,156
Arch Capital Group Ltd. *	3,900	292
Argo Group International Holdings Ltd. *	1,556	66
Arthur J. Gallagher & Co.	6,800	181
Assurant, Inc.	11,500	672
Axis Capital Holdings Ltd.	7,200	286
Baldwin & Lyons, Inc., Class B	750	20
Berkshire Hathaway, Inc., Class A *	128	16,960
Brown & Brown, Inc.	11,000	277
Cincinnati Financial Corp.	13,450	535
Citizens, Inc. (a)*	5,000	43
CNA Financial Corp.	20,900	828
CNA Surety Corp. *	4,700	93
Conseco, Inc. *	11,500	182
Crawford & Co., Class B *	1,600	11
Delphi Financial Group, Inc., Class A	6,772	262
EMC Insurance Group, Inc.	1,200	32
Erie Indemnity Co., Class A	5,500	313
Everest Re Group Ltd.	2,900	309
FBL Financial Group, Inc., Class A	2,090	85
Fidelity National Financial, Inc., Class A	17,327	267
First American Corp.	7,800	235
FPIC Insurance Group, Inc. *	400	17
Genworth Financial, Inc., Class A	37,500	1,024
Hanover Insurance Group, Inc.	4,900	226
Harleysville Group, Inc.	1,800	56
HCC Insurance Holdings, Inc.	7,950	238
Hilb Rogal & Hobbs Co.	3,000	132
Hilltop Holdings, Inc. *	3,726	45
Horace Mann Educators Corp.	4,300	89
Independence Holding Co.	2,700	44
Infinity Property & Casualty Corp.	2,500	100
LandAmerica Financial Group, Inc. (a)	5,300	147
Lincoln National Corp.	21,926	1,367
Loews Corp.	45,000	2,209
Markel Corp. *	300	163
Marsh & McLennan Cos., Inc.	43,000	1,113
MBIA, Inc.	11,250	484
Mercury General Corp.	5,400	277
MetLife, Inc.	62,000	4,269
National Financial Partners Corp.	2,500	137
National Western Life Insurance Co., Class A	300	65
Nationwide Financial Services, Inc., Class A	16,400	880
NYMAGIC, Inc.	2,100	60
Odyssey Re Holdings Corp.	5,400	201
Old Republic International Corp.	20,437	313
OneBeacon Insurance Group Ltd.	8,200	176
See Financial Notes.  13

Schwab Total Stock Market Index Fund
Portfolio Holdings continued

	Number of	Value
Security	Shares	($ x 1,000)

PartnerRe Ltd.	1,900	158
Penn Treaty American Corp. *	150	1
Philadelphia Consolidated Holding Corp. *	5,500	224
PMA Capital Corp., Class A *	700	7
Presidential Life Corp.	1,000	18
Principal Financial Group, Inc.	25,400	1,719
ProAssurance Corp. *	1,670	92
Protective Life Corp.	5,500	236
Prudential Financial, Inc.	45,500	4,401
Reinsurance Group of America, Inc.	5,100	291
RenaissanceRe Holdings Ltd.	1,800	105
RLI Corp.	2,800	163
SAFECO Corp.	12,500	724
Safety Insurance Group, Inc.	1,000	36
SCPIE Holdings, Inc. *	700	19
Selective Insurance Group, Inc.	5,400	131
StanCorp Financial Group, Inc.	5,000	276
State Auto Financial Corp.	3,800	105
Stewart Information Services Corp.	1,400	41
The Allstate Corp.	58,874	3,085
The Chubb Corp.	33,094	1,765
The Commerce Group, Inc.	5,700	208
The Hartford Financial Services Group, Inc.	24,400	2,367
The Midland Co.	4,300	274
The Navigators Group, Inc. *	1,500	90
The Phoenix Cos., Inc.	9,500	131
The Progressive Corp.	85,200	1,576
The Travelers Cos., Inc.	54,550	2,848
Torchmark Corp.	10,600	691
Transatlantic Holdings, Inc.	6,437	480
United Fire & Casualty Co.	1,000	32
Unitrin, Inc.	5,600	259
Unum Group	23,914	558
Validus Holdings Ltd. *	6,500	168
W. R. Berkley Corp.	22,950	691
Wesco Financial Corp.	200	80
White Mountains Insurance Group Ltd.	200	107
XL Capital Ltd., Class A	14,700	1,058
Zenith National Insurance Corp.	3,400	137

		81,253
Materials 3.9%

A. Schulman, Inc.	2,300	54
A.M. Castle & Co.	1,500	45
AbitibiBowater, Inc. (a)	1,196	41
AEP Industries, Inc. *	400	16
Air Products & Chemicals, Inc.	17,700	1,732
Airgas, Inc.	7,500	379
AK Steel Holding Corp. *	9,527	478
Albemarle Corp.	9,000	430
Alcoa, Inc.	71,664	2,837
Allegheny Technologies, Inc.	7,700	787
AptarGroup, Inc.	4,400	197
Arch Chemicals, Inc.	2,700	123
Ashland, Inc.	5,500	323
Ball Corp.	8,700	431
Bemis Co., Inc.	8,900	251
Buckeye Technologies, Inc. *	3,700	66
Cabot Corp.	5,200	182
Carpenter Technology Corp.	2,500	362
Celanese Corp., Series A	12,500	524
Century Aluminum Co. *	3,100	180
CF Industries Holdings, Inc.	4,400	387
Chemtura Corp.	19,427	181
Chesapeake Corp.	1,000	7
Cleveland-Cliffs, Inc.	3,000	287
Commercial Metals Co.	9,000	282
Compass Minerals International, Inc.	5,000	185
Crown Holdings, Inc. *	13,400	332
Cytec Industries, Inc.	3,600	240
Deltic Timber Corp.	700	39
E.I. du Pont de Nemours & Co.	78,195	3,871
Eagle Materials, Inc. (a)	4,143	164
Eastman Chemical Co.	8,100	539
Ecolab, Inc.	21,500	1,014
Ferro Corp.	4,200	87
Florida Rock Industries, Inc.	5,987	377
FMC Corp.	6,200	356
Freeport-McMoRan Copper & Gold, Inc.	30,122	3,545
Georgia Gulf Corp.	3,300	40
Goldcorp, Inc. (a)	18,759	659
Greif, Inc., Class A	7,400	471
H.B. Fuller Co.	6,500	191
Hawkins, Inc.	1,900	30
Headwaters, Inc. *	7,500	108
Hecla Mining Co. *	12,000	115
Hercules, Inc.	11,000	207
Huntsman Corp.	17,500	461
International Flavors & Fragrances, Inc.	7,400	386
International Paper Co. (a)	39,304	1,453
Kronos Worldwide, Inc.	6,060	114
Landec Corp. *	2,500	37
Louisiana-Pacific Corp.	8,300	137
Lyondell Chemical Co.	19,930	946
Martin Marietta Materials, Inc. (a)	4,200	543
Material Sciences Corp. *	4,000	35
MeadWestvaco Corp.	14,474	487
Metal Management, Inc.	2,500	131
Minerals Technologies, Inc.	3,100	218
Mod-Pac Corp. *	500	4
Monsanto Co.	43,290	4,226
Myers Industries, Inc.	8,080	171
14  See Financial Notes.

Schwab Total Stock Market Index Fund
Portfolio Holdings continued

	Number of	Value
Security	Shares	($ x 1,000)

Nalco Holding Co.	13,600	338
Neenah Paper, Inc.	1,231	42
NewMarket Corp.	2,000	107
Newmont Mining Corp.	32,251	1,640
NL Industries, Inc.	5,300	59
NN, Inc.	1,800	19
Nucor Corp.	27,000	1,675
Olin Corp.	4,820	110
OM Group, Inc. *	2,400	127
Omnova Solutions, Inc. *	3,400	19
Owens-Illinois, Inc. *	13,700	609
Packaging Corp. of America	8,500	271
Pactiv Corp. *	12,400	341
Penford Corp.	5,200	183
PolyOne Corp. *	3,200	26
PPG Industries, Inc.	13,900	1,039
Praxair, Inc.	25,700	2,197
Quanex Corp.	5,625	232
Reliance Steel & Aluminum Co.	8,500	496
Rock-Tenn Co., Class A	1,500	44
Rockwood Holdings, Inc. *	5,900	231
Rohm & Haas Co.	26,753	1,388
Royal Gold, Inc.	2,200	78
RPM International, Inc.	9,600	206
RTI International Metals, Inc. *	1,500	117
Schnitzer Steel Industries, Inc., Class A	1,650	109
Schweitzer-Mauduit International, Inc.	3,300	92
Sealed Air Corp.	12,000	299
Sensient Technologies Corp.	4,800	143
Sigma-Aldrich Corp.	12,600	651
Silgan Holdings, Inc.	5,800	316
Smurfit-Stone Container Corp. *	20,000	242
Sonoco Products Co.	8,000	247
Southern Copper Corp. (a)	22,800	3,185
Spartech Corp.	4,200	65
Steel Dynamics, Inc.	7,000	373
Stepan Co.	1,200	42
Stillwater Mining Co. *	11,233	125
Symyx Technologies, Inc. *	3,800	35
Temple-Inland, Inc.	8,800	472
Terra Industries, Inc. *	7,500	277
Texas Industries, Inc.	1,000	73
The Dow Chemical Co.	78,766	3,548
The Lubrizol Corp.	5,400	367
The Mosaic Co. *	36,000	2,513
The Scotts Miracle-Gro Co., Class A	5,600	257
The Valspar Corp.	8,400	210
Titanium Metals Corp. *	11,307	398
United States Steel Corp.	9,900	1,068
Valhi, Inc.	8,600	230
Vulcan Materials Co. (a)	6,900	590
Wausau Paper Corp.	4,700	47
Westlake Chemical Corp. (a)	5,100	125
Weyerhaeuser Co.	18,250	1,385
Worthington Industries, Inc. (a)	7,200	180
Yamana Gold, Inc.	14,751	222

		61,981
Media 3.6%

4Kids Entertainment, Inc. *	4,000	68
Acme Communications, Inc.	1,900	7
Alloy, Inc. *	3,500	29
Arbitron, Inc.	2,120	107
Belo Corp., Class A	9,400	174
Cablevision Systems Corp., Class A *	21,100	619
Carmike Cinemas, Inc.	2,500	40
CBS Corp., Class B	72,006	2,067
Citadel Broadcasting Corp.	17,506	77
CKX, Inc. *	7,300	89
Clear Channel Communications, Inc.	49,721	1,878
Clear Channel Outdoor Holdings, Inc., Class A *	28,700	730
Comcast Corp., Class A *	227,004	4,778
Comcast Corp., Special Class A *	64,200	1,340
Cox Radio, Inc., Class A *	4,600	56
Crown Media Holdings, Inc., Class A (a)*	6,000	47
Cumulus Media Inc., Class A *	4,351	45
Daily Journal Corp. *	500	23
Discovery Holding Co., Class A *	22,323	636
Dow Jones & Co., Inc. (a)	6,500	389
DreamWorks Animation SKG, Inc., Class A *	8,200	267
EchoStar Communications Corp., Class A *	37,700	1,846
Emak Worldwide, Inc. *	500	1
Emmis Communications Corp., Class A	713	4
Entercom Communications Corp., Class A	3,000	56
Entravision Communications Corp., Class A *	5,000	46
Gannett Co., Inc.	19,500	827
Gemstar-TV Guide International, Inc. *	38,120	263
Getty Images, Inc. *	4,600	130
Gray Television, Inc.	5,600	53
Harte-Hanks, Inc.	8,100	143
Hearst-Argyle Television, Inc.	7,500	167
Idearc, Inc.	12,378	334
Interactive Data Corp.	20,700	665
John Wiley & Sons, Inc., Class A	6,300	277
See Financial Notes.  15

Schwab Total Stock Market Index Fund
Portfolio Holdings continued

	Number of	Value
Security	Shares	($ x 1,000)

Journal Communications, Inc., Class A	7,500	67
Journal Register Co.	3,200	7
Lakes Entertainment, Inc. *	1,800	15
Lamar Advertising Co., Class A	9,200	492
Lee Enterprises, Inc.	2,500	40
Liberty Global, Inc., Series A *	37,575	1,475
Liberty Global, Inc., Series C *	12,601	462
Liberty Media Corp. — Capital, Series A *	11,161	1,395
Lin TV Corp., Class A *	3,300	48
Live Nation, Inc. *	6,215	127
Martha Stewart Living Omnimedia, Inc., Class A *	3,900	54
Marvel Entertainment, Inc. *	11,700	290
Media General, Inc., Class A	2,000	56
Mediacom Communications Corp., Class A *	7,600	44
Meredith Corp.	3,800	237
Morningstar, Inc. *	3,200	238
News Corp., Class A	253,950	5,503
Nexstar Broadcasting Group, Inc., Class A *	4,500	42
Omnicom Group, Inc.	33,600	1,713
Playboy Enterprises, Inc., Class B *	4,500	50
R.H. Donnelley Corp. *	5,466	300
Radio One, Inc., Class A *	9,500	33
Regal Entertainment Group, Class A (a)	12,100	273
Salem Communications Corp., Class A	900	7
Scholastic Corp. *	2,200	87
Sinclair Broadcast Group, Inc., Class A	7,300	88
Sun-Times Media Group, Inc., Class A *	7,300	16
The DIRECTV Group, Inc. *	101,476	2,687
The E.W. Scripps Co., Class A	12,000	540
The Interpublic Group of Cos., Inc. (a)*	34,537	358
The McClatchy Co., Class A (a)	8,416	140
The McGraw-Hill Cos., Inc.	34,600	1,731
The New York Times Co., Class A (a)	13,200	258
The Walt Disney Co.	195,410	6,767
The Washington Post Co., Class B	600	509
Time Warner Cable, Inc., Class A *	75,000	2,144
Time Warner, Inc.	367,052	6,702
TiVo, Inc. *	4,500	32
Tribune Co.	11,376	344
Triple Crown Media, Inc. *	560	3
Valassis Communications, Inc. *	3,700	36
Value Line, Inc.	300	13
Viacom, Inc., Class B *	56,606	2,337
Virgin Media, Inc.	15,000	332
Voyager Learning Co. *	1,700	13
Warner Music Group Corp.	11,700	119
Westwood One, Inc.	7,200	15
World Wrestling Entertainment, Inc., Class A	4,900	75
Xanadoo Co., Class A *	63	25
XM Satellite Radio Holdings, Inc., Class A *	15,300	203

		56,820
Pharmaceuticals & Biotechnology 6.7%

Abbott Laboratories	125,705	6,866
Accelrys, Inc. *	1,300	10
Adolor Corp. (a)*	1,700	6
Affymetrix, Inc. *	4,900	125
Albany Molecular Research, Inc. *	1,600	29
Alkermes, Inc. *	3,100	50
Allergan, Inc.	26,468	1,789
Alpharma, Inc., Class A *	3,700	76
Amgen, Inc. *	103,268	6,001
Amylin Pharmaceuticals, Inc. *	2,300	103
Aphton Corp. *	800	—
Applera Corp.-Celera Group *	5,600	91
Applied Biosystems Group-Applera Corp.	16,500	613
Arena Pharmaceuticals, Inc. *	800	8
ArQule, Inc. *	8,800	69
Avigen, Inc. *	900	4
Barr Pharmaceuticals, Inc. *	8,781	503
Bio-Rad Laboratories, Inc., Class A *	3,000	290
BioCryst Pharmaceuticals, Inc. (a)*	1,400	11
Biogen Idec, Inc. *	28,125	2,094
BioMarin Pharmaceuticals, Inc. *	1,800	50
Bradley Pharmaceuticals, Inc. *	1,700	33
Bristol-Myers Squibb Co.	162,750	4,881
Bruker BioSciences Corp. *	2,100	22
Caliper Life Sciences, Inc. *	700	4
Cambrex Corp.	3,400	39
Celgene Corp. *	27,000	1,782
Cell Genesys, Inc. *	1,500	5
Cephalon, Inc. (a)*	6,000	442
Charles River Laboratories International, Inc. *	6,416	372
CollaGenex Pharmaceuticals, Inc. *	3,000	31
Covance, Inc. *	5,800	478
Cubist Pharmaceuticals, Inc. *	1,900	44
CV Therapeutics, Inc. *	1,100	11
Dendreon Corp. *	1,400	10
Dionex Corp. *	1,200	106
16  See Financial Notes.

Schwab Total Stock Market Index Fund
Portfolio Holdings continued

	Number of	Value
Security	Shares	($ x 1,000)

Durect Corp. *	2,000	12
Dyax Corp. *	2,000	9
Eli Lilly & Co.	92,400	5,003
Encysive Pharmaceuticals, Inc. *	2,600	3
Endo Pharmaceuticals Holdings, Inc. *	10,500	308
Enzo Biochem, Inc. *	1,781	22
Enzon Pharmaceuticals, Inc. *	4,400	42
eResearch Technology, Inc. *	5,625	62
Exelixis, Inc. *	7,300	80
Forest Laboratories, Inc. *	27,500	1,074
Genentech, Inc. *	83,300	6,175
Genzyme Corp. *	20,732	1,575
Geron Corp. *	1,000	8
Gilead Sciences, Inc. *	75,840	3,503
Harvard Bioscience, Inc. *	500	2
Human Genome Sciences, Inc. (a)*	5,100	48
Illumina, Inc. *	1,500	84
ImClone Systems, Inc. *	6,935	299
ImmunoGen, Inc. *	1,500	7
Impax Laboratories, Inc. *	1,600	17
Incyte Corp. *	2,600	22
Indevus Pharmaceuticals, Inc. *	1,800	14
Inspire Pharmaceuticals, Inc. *	1,300	8
InterMune, Inc. (a)*	1,100	22
Invitrogen Corp. *	3,629	330
Isis Pharmaceuticals, Inc. *	1,900	33
Johnson & Johnson	246,370	16,056
K-V Pharmaceutical Co., Class A *	2,700	85
Kendle International, Inc. *	2,700	109
King Pharmaceuticals, Inc. *	18,516	196
Kosan Biosciences, Inc. *	2,500	13
Lexicon Pharmaceuticals, Inc. *	6,900	25
Ligand Pharmaceuticals, Inc., Class B	2,300	12
Luminex Corp. (a)*	800	13
Matrixx Initiatives, Inc. *	1,700	29
Maxygen, Inc. *	6,500	49
Medarex, Inc. *	3,000	36
Medicis Pharmaceutical Corp., Class A (a)	3,400	101
Merck & Co., Inc.	183,552	10,694
MGI Pharma, Inc. *	6,932	226
Millennium Pharmaceuticals, Inc. *	25,856	306
Millipore Corp. *	5,100	396
Mylan Laboratories, Inc.	16,600	250
Myriad Genetics, Inc. *	1,400	77
Nabi Biopharmaceuticals *	2,800	11
Nektar Therapeutics *	2,200	13
Neurocrine Biosciences, Inc. *	1,400	13
Neurogen Corp. *	800	3
Northfield Laboratories, Inc. *	1,100	2
Noven Pharmaceuticals, Inc. *	1,800	28
NPS Pharmacuticals, Inc. *	1,000	5
Nuvelo, Inc. *	300	1
Omrix Biopharmaceuticals, Inc. *	5,500	192
Onyx Pharmaceuticals, Inc. *	4,500	210
Orchid Cellmark, Inc. *	280	2
OSI Pharmaceuticals, Inc. *	4,998	208
OXiGENE, Inc. *	900	3
Pain Therapeutics, Inc. *	2,600	27
Par Pharmaceutical Cos., Inc. *	1,900	35
PAREXEL International Corp. *	2,400	110
PDL BioPharma, Inc. *	9,500	201
PerkinElmer, Inc.	11,477	316
Perrigo Co.	7,300	173
Pfizer, Inc.	610,192	15,017
Pharmaceutical Product Development, Inc.	10,000	422
Pharmacopeia, Inc. *	650	4
Pharmanet Development Group, Inc. *	4,500	146
Pharmion Corp. *	2,500	120
POZEN, Inc. (a)*	1,300	12
Regeneron Pharmaceuticals, Inc. *	5,200	114
Sangamo BioSciences, Inc. (a)*	1,200	23
Savient Pharmaceuticals, Inc. *	2,300	32
Schering-Plough Corp.	121,750	3,716
Sciele Pharma, Inc. (a)*	3,400	86
Sepracor, Inc. *	9,100	251
SuperGen, Inc. *	900	4
Techne Corp. *	3,800	248
The Medicines Co. *	1,700	33
Thermo Fisher Scientific, Inc. *	37,302	2,194
Third Wave Technologies, Inc. *	1,800	16
Trimeris, Inc. *	500	4
Valeant Pharmaceuticals International *	7,900	115
Varian, Inc. *	5,800	429
Ventana Medical Systems, Inc. *	2,400	211
Vertex Pharmaceuticals, Inc. *	3,144	102
Vical, Inc. *	1,600	8
ViroPharma, Inc. *	6,000	52
Warner Chilcott Ltd., Class A *	20,500	380
Waters Corp. *	8,700	670
Watson Pharmaceuticals, Inc. *	7,732	236
Wyeth	109,400	5,320
XenoPort, Inc. *	2,500	123
ZymoGenetics, Inc. *	2,000	27

		106,151
Real Estate 1.6%

Alexander’s, Inc. *	700	281
Alexandria Real Estate Equities, Inc.	2,500	258
See Financial Notes.  17

Schwab Total Stock Market Index Fund
Portfolio Holdings continued

	Number of	Value
Security	Shares	($ x 1,000)

AMB Property Corp.	7,300	477
American Financial Realty Trust	8,500	57
American Home Mortgage Investment Corp.	4,500	—
American Land Lease, Inc.	1,700	37
American Mortgage Acceptance Co.	1,500	12
American Realty Investors, Inc. *	1,037	8
Annaly Capital Management, Inc.	9,400	161
Anthracite Capital, Inc.	4,900	41
Anworth Mortgage Asset Corp.	1,000	7
Apartment Investment & Management Co., Class A (a)	7,400	346
AvalonBay Communities, Inc.	6,100	748
Boston Properties, Inc.	9,900	1,073
Brandywine Realty Trust	7,363	190
BRE Properties, Inc., Class A	5,000	274
Brookfield Properties Corp.	26,700	667
Camden Property Trust	2,300	143
CapitalSource, Inc.	6,900	126
Capstead Mortgage Corp.	2,240	26
CB Richard Ellis Group, Inc., Class A *	17,500	427
CBL & Associates Properties, Inc.	4,400	146
Colonial Properties Trust	2,567	80
Consolidated-Tomoka Land Co.	900	62
Corporate Office Properties Trust	3,500	145
Cousins Properties, Inc.	5,200	150
Developers Diversified Realty Corp.	7,612	384
Douglas Emmett, Inc.	9,000	237
Duke Realty Corp.	12,990	418
EastGroup Properties, Inc.	900	43
Entertainment Properties Trust	2,200	121
Equity Lifestyle Properties, Inc.	3,000	151
Equity One, Inc.	6,600	173
Equity Residential	24,700	1,032
Essex Property Trust, Inc.	2,600	321
Federal Realty Investment Trust (a)	5,200	459
FelCor Lodging Trust, Inc.	5,700	119
First Industrial Realty Trust, Inc. (a)	2,600	106
Forest City Enterprises, Inc., Class A	10,400	592
Friedman, Billings, Ramsey Group, Inc., Class A	12,080	52
General Growth Properties, Inc.	20,460	1,112
Getty Realty Corp.	2,000	57
Glimcher Realty Trust	3,800	84
HCP, Inc.	10,648	362
Health Care REIT, Inc. (a)	5,200	230
Healthcare Realty Trust, Inc.	4,900	130
Highwoods Properties, Inc.	5,600	201
Home Properties, Inc.	2,500	129
Hospitality Properties Trust	6,000	238
Host Hotels & Resorts, Inc.	39,254	870
HRPT Properties Trust	13,500	127
Impac Mortgage Holdings, Inc. (a)	4,800	5
Inland Real Estate Corp.	5,500	82
iStar Financial, Inc.	9,390	286
Jones Lang LaSalle, Inc.	2,300	219
Kilroy Realty Corp. (a)	1,800	117
Kimco Realty Corp.	19,195	797
LaSalle Hotel Properties	3,500	145
Lexington Realty Trust (a)	3,000	59
Liberty Property Trust	8,300	312
LTC Properties, Inc.	2,800	71
Mack-Cali Realty Corp.	5,900	234
Maguire Properties, Inc.	3,000	82
MFA Mortgage Investments, Inc.	5,500	47
Mid-America Apartment Communities, Inc.	2,500	130
National Health Investors, Inc.	3,100	91
National Health Realty, Inc.	2,300	49
National Retail Properties, Inc.	3,320	84
Nationwide Health Properties, Inc. (a)	5,100	159
New Century Financial Corp.	3,600	—
Newcastle Investment Corp.	2,200	33
NovaStar Financial, Inc. (a)	500	3
OMEGA Healthcare Investors, Inc.	2,784	47
Parkway Properties, Inc.	500	21
Pennsylvania Real Estate Investment Trust	2,500	95
Plum Creek Timber Co., Inc.	15,047	672
PMC Commercial Trust	1,500	20
Post Properties, Inc.	2,200	90
Potlatch Corp.	2,753	131
ProLogis	20,854	1,496
PS Business Parks, Inc.	3,000	175
Public Storage	14,590	1,181
RAIT Financial Trust (a)	3,300	30
Ramco-Gershenson Properties Trust	1,400	40
Rayonier, Inc.	2,388	115
Realty Income Corp. (a)	4,600	136
Redwood Trust, Inc. (a)	2,500	66
Regency Centers Corp.	5,700	407
Reis, Inc. *	1,400	10
Saul Centers, Inc.	2,100	115
Senior Housing Properties Trust	4,950	111
SL Green Realty Corp. (a)	4,750	573
Sovran Self Storage, Inc.	800	38
Sun Communities, Inc.	3,000	91
Tanger Factory Outlet Centers, Inc.	1,600	67
Taubman Centers, Inc.	4,100	241
Tejon Ranch Co. (a)*	674	27
18  See Financial Notes.

Schwab Total Stock Market Index Fund
Portfolio Holdings continued

	Number of	Value
Security	Shares	($ x 1,000)

The Macerich Co.	5,200	446
The St. Joe Co. (a)	5,300	179
Thornburg Mortgage, Inc. (a)	7,800	82
UDR, Inc.	9,400	223
UMH Properties, Inc.	1,600	21
Universal Health Realty Income Trust	900	33
Urstadt Biddle Properties	500	9
Urstadt Biddle Properties, Class A	1,000	17
Ventas, Inc.	5,800	249
Vornado Realty Trust	10,500	1,173
Washington Real Estate Investment Trust	3,100	109
Weingarten Realty Investors	7,975	305

		25,536
Retailing 3.3%

99 Cents Only Stores *	3,066	33
Aaron Rents, Inc., Class A	2,175	43
Aaron Rents, Inc., Class B	6,250	132
Abercrombie & Fitch Co., Class A	5,800	459
Advance Auto Parts, Inc.	9,540	326
Aeropostale, Inc. *	6,600	151
Amazon.com, Inc. *	33,700	3,004
America’s Car-Mart, Inc. *	3,750	45
American Eagle Outfitters, Inc.	18,150	432
AnnTaylor Stores Corp. *	9,825	304
Asbury Automotive Group, Inc.	4,100	75
Audiovox Corp., Class A *	1,600	19
AutoNation, Inc. (a)*	21,600	382
AutoZone, Inc. *	6,100	759
Barnes & Noble, Inc.	7,400	286
Bed Bath & Beyond, Inc. *	23,700	804
Best Buy Co., Inc.	39,225	1,903
Big Lots, Inc. (a)*	11,100	266
Blockbuster, Inc., Class A (a)*	15,300	80
Borders Group, Inc.	5,700	88
Brown Shoe Co., Inc.	6,675	136
Building Materials Holding Corp. (a)	3,000	24
Cabela’s, Inc., Class A (a)*	3,500	68
CarMax, Inc. (a)*	17,046	356
Charlotte Russe Holding, Inc. *	2,500	36
Charming Shoppes, Inc. *	10,200	76
Chico’s FAS, Inc. *	13,300	175
Christopher & Banks Corp.	2,900	40
Circuit City Stores, Inc.	16,500	131
Coldwater Creek, Inc. (a)*	8,502	76
Collective Brands, Inc. *	5,906	109
CSK Auto Corp. *	3,500	40
Dick’s Sporting Goods, Inc. *	11,000	367
Dillard’s, Inc., Class A (a)	5,500	127
Dollar Tree Stores, Inc. *	8,650	331
DSW, Inc., Class A (a)*	3,500	79
Duckwall-ALCO Stores, Inc. *	1,800	66
eBay, Inc. *	110,848	4,002
Expedia, Inc. *	31,345	1,024
Family Dollar Stores, Inc.	12,700	322
Finlay Enterprises, Inc. *	1,000	6
Foot Locker, Inc.	14,100	210
GameStop Corp., Class A *	12,048	713
Genesco, Inc. *	4,300	199
Genuine Parts Co.	13,500	662
Group 1 Automotive, Inc.	1,400	43
Guess?, Inc.	7,900	406
Handleman Co. (a)	6,600	16
Hibbett Sports, Inc. *	3,543	84
Hollywood Media Corp. *	1,100	4
IAC/InterActiveCorp *	31,345	923
J. Crew Group, Inc. *	5,500	206
J.C. Penney Co., Inc.	27,400	1,541
Kohl’s Corp. *	28,300	1,556
Liberty Media Corp. — Interactive Class A *	55,809	1,185
Limited Brands, Inc.	31,520	694
Lithia Motors, Inc., Class A	700	12
Lowe’s Cos., Inc.	122,500	3,294
Macy’s, Inc.	42,952	1,376
Midas, Inc. *	6,800	109
Monro Muffler Brake, Inc.	1,575	36
Mothers Work, Inc. *	2,500	40
Netflix, Inc. (a)*	6,000	159
Nordstrom, Inc.	20,600	812
O’Reilly Automotive, Inc. *	4,400	145
Office Depot, Inc. *	26,000	488
OfficeMax, Inc.	6,400	203
Pacific Sunwear of California, Inc. *	7,475	125
Penske Automotive Group, Inc.	2,000	45
PetSmart, Inc.	11,100	332
Pomeroy IT Solutions, Inc. *	2,100	17
Priceline.com, Inc. (a)*	3,983	371
RadioShack Corp.	10,700	221
Rent-A-Center, Inc. *	7,750	124
Retail Ventures, Inc. *	5,000	43
REX Stores Corp. *	1,875	33
Ross Stores, Inc.	13,400	362
Saks, Inc.	10,800	229
Sally Beauty Holdings, Inc. *	6,950	64
Sears Holdings Corp. (a)*	12,885	1,737
Select Comfort Corp. (a)*	4,500	51
Shoe Carnival, Inc. *	1,200	19
Sonic Automotive, Inc., Class A	1,400	35
Source Interlink Cos., Inc. *	5,000	16
Stage Stores, Inc.	2,700	51
Staples, Inc.	61,800	1,442
Stein Mart, Inc.	3,800	25
Systemax, Inc. (a)	2,500	58
See Financial Notes.  19

Schwab Total Stock Market Index Fund
Portfolio Holdings continued

	Number of	Value
Security	Shares	($ x 1,000)

Target Corp.	69,800	4,283
The Buckle, Inc.	5,250	226
The Cato Corp., Class A	4,300	86
The Children’s Place Retail Stores, Inc. *	1,800	46
The Dress Barn, Inc. *	6,000	98
The Finish Line, Inc., Class A	3,600	14
The Gap, Inc.	73,900	1,397
The Gymboree Corp. *	2,500	85
The Home Depot, Inc.	146,070	4,603
The Men’s Wearhouse, Inc.	3,600	152
The Pep Boys — Manny, Moe & Jack	5,000	74
The Sherwin-Williams Co.	13,000	831
The Talbots, Inc. (a)	5,700	84
The TJX Cos., Inc.	40,400	1,169
The Wet Seal, Inc., Class A *	6,000	16
Tiffany & Co.	11,500	623
Tractor Supply Co. (a)*	4,000	166
Trans World Entertainment Corp. *	1,500	6
TravelCenters of America LLC *	600	16
Tuesday Morning Corp.	2,500	19
Tween Brands, Inc. *	1,742	53
Urban Outfitters, Inc. *	12,800	323
ValueVision Media, Inc., Class A *	1,400	7
West Marine, Inc. *	2,500	27
Williams-Sonoma, Inc.	9,200	289
Winmark Corp. *	1,200	25
Zale Corp. *	5,020	106

		52,522
Semiconductors & Semiconductor Equipment 2.5%

Actel Corp. *	1,100	13
Advanced Energy Industries, Inc. *	3,900	62
Advanced Micro Devices, Inc. (a)*	34,200	447
Alliance Semiconductor Corp.	1,200	2
Altera Corp.	30,400	596
AMIS Holdings, Inc. *	7,100	54
Amkor Technology, Inc. *	14,400	163
ANADIGICS, Inc. (a)*	1,150	17
Analog Devices, Inc.	30,200	1,011
Applied Materials, Inc.	139,098	2,701
Asyst Technologies, Inc. *	1,700	8
Atmel Corp. *	37,900	185
ATMI, Inc. *	1,400	45
Axcelis Technologies, Inc. *	7,044	33
AXT, Inc. *	800	4
Broadcom Corp., Class A *	40,700	1,325
Brooks Automation, Inc. *	5,585	73
Cabot Microelectronics Corp. *	660	26
CEVA, Inc. *	433	4
Cirrus Logic, Inc. *	3,800	23
Cohu, Inc.	1,100	18
Credence Systems Corp. *	1,700	5
Cree, Inc. (a)*	6,000	168
Cymer, Inc. *	4,200	179
Cypress Semiconductor Corp. *	8,500	311
Diodes, Inc. *	6,412	212
DSP Group, Inc. *	3,300	52
EMCORE Corp. (a)*	1,500	16
Entegris, Inc. *	14,299	131
Exar Corp. *	3,834	47
Fairchild Semiconductor International, Inc. *	8,600	157
FEI Co. *	1,500	44
FormFactor, Inc. *	2,500	98
FSI International, Inc. *	1,300	3
hi/fn, Inc. *	800	6
Integrated Device Technology, Inc. *	16,120	217
Integrated Silicon Solution, Inc. *	3,400	23
Intel Corp.	483,832	13,015
International Rectifier Corp. *	6,600	220
Intersil Corp., Class A	12,364	375
IXYS Corp. *	900	10
KLA-Tencor Corp.	15,000	790
Kopin Corp. *	2,500	10
Kulicke and Soffa Industries, Inc. *	4,400	33
Lam Research Corp. *	11,600	582
Lattice Semiconductor Corp. *	4,600	19
Linear Technology Corp. (a)	25,000	826
LSI Corp. *	62,387	412
LTX Corp. *	1,900	6
Marvell Technology Group Ltd. *	32,400	584
Mattson Technology, Inc. *	4,100	36
Maxim Integrated Products, Inc.	25,453	690
MEMC Electronic Materials, Inc. *	16,300	1,193
Micrel, Inc.	6,800	62
Microchip Technology, Inc.	16,475	546
Micron Technology, Inc. *	52,699	554
Microsemi Corp. *	7,652	204
MIPS Technologies, Inc. *	1,100	9
MKS Instruments, Inc. *	4,300	86
MoSys, Inc. *	1,200	8
Nanometrics, Inc. *	300	3
National Semiconductor Corp. (a)	29,200	734
Novellus Systems, Inc. *	11,171	317
NVIDIA Corp. *	42,000	1,486
OmniVision Technologies, Inc. *	4,800	106
ON Semiconductor Corp. *	21,000	214
Pericom Semiconductor Corp. *	600	9
Photronics, Inc. *	9,400	103
PLX Technology, Inc. *	1,300	14
PMC-Sierra, Inc. (a)*	8,800	79
Rambus, Inc. *	8,200	162
RF Micro Devices, Inc. (a)*	13,700	85
Rudolph Technologies, Inc. *	1,318	17
Semitool, Inc. *	4,300	40
20  See Financial Notes.

Schwab Total Stock Market Index Fund
Portfolio Holdings continued

	Number of	Value
Security	Shares	($ x 1,000)

Semtech Corp. *	6,000	103
Silicon Image, Inc. *	6,500	41
Silicon Laboratories, Inc. *	5,000	219
Silicon Storage Technology, Inc. *	7,000	23
SiRF Technology Holdings, Inc. *	3,500	104
Skyworks Solutions, Inc. *	5,689	52
Standard Microsystems Corp. *	3,600	140
Supertex, Inc. (a)*	1,400	51
Teradyne, Inc. *	15,559	192
Tessera Technologies, Inc. *	3,000	115
Texas Instruments, Inc.	143,397	4,675
Three-Five Systems, Inc. *	1,099	—
Trident Microsystems, Inc. *	5,000	38
TriQuint Semiconductor, Inc. *	5,310	33
Ultratech, Inc. *	1,300	15
Varian Semiconductor Equipment Associates, Inc. *	7,875	362
Veeco Instruments, Inc. *	3,500	63
Virage Logic Corp. *	1,400	12
Xilinx, Inc.	27,600	673
Zoran Corp. *	4,261	109

		39,138
Software & Services 7.2%

Accenture Ltd., Class A	72,000	2,812
ACI Worldwide, Inc. *	5,200	119
Activision, Inc. *	22,866	541
Actuate Corp. *	8,600	76
Acxiom Corp.	13,300	175
Adobe Systems, Inc. *	46,210	2,213
Advent Software, Inc. *	4,100	227
Affiliated Computer Services, Inc., Class A *	9,900	502
Akamai Technologies, Inc. (a)*	12,138	476
Alliance Data Systems Corp. *	6,600	531
Ansoft Corp. *	4,600	138
Answerthink, Inc. *	1,700	7
ANSYS, Inc. *	6,800	264
Ariba, Inc. *	11,570	150
Aspen Technology, Inc. *	8,500	148
Authorize.Net Holdings, Inc. *	4,700	110
Autodesk, Inc. *	16,800	822
Automatic Data Processing, Inc.	48,100	2,384
BEA Systems, Inc. *	30,400	514
BearingPoint, Inc. *	7,100	34
Blackbaud, Inc.	3,000	81
BMC Software, Inc. *	29,000	981
Borland Software Corp. *	3,000	13
Bottomline Technologies, Inc. *	5,000	80
Broadridge Financial Solutions, Inc.	12,025	241
CA, Inc.	47,508	1,257
CACI International, Inc., Class A *	2,100	113
Cadence Design Systems, Inc. *	22,600	443
Captaris, Inc. *	2,200	10
Catapult Communications Corp. *	1,600	12
Ceridian Corp. *	19,500	701
CheckFree Corp. *	7,900	375
Chordiant Software, Inc. *	440	6
CIBER, Inc. *	7,300	57
Citrix Systems, Inc. *	20,000	860
CMGI, Inc. *	39,500	56
CNET Networks, Inc. *	9,983	81
Cognizant Technology Solutions Corp., Class A *	21,200	879
Computer Sciences Corp. (a)*	16,238	948
Compuware Corp. *	27,900	279
Convergys Corp. *	10,500	192
CSG Systems International, Inc. *	5,400	111
DealerTrack Holdings, Inc. *	3,100	152
Digimarc Corp. *	7,500	68
Digital River, Inc. *	2,100	111
DST Systems, Inc. *	8,100	686
Dynamics Research Corp. *	1,200	13
EarthLink, Inc. *	17,050	135
Edgewater Technology, Inc. *	767	6
Electronic Arts, Inc. *	25,200	1,540
Electronic Data Systems Corp.	42,100	909
eLoyalty Corp. *	190	3
Entrust, Inc. *	11,300	23
Epicor Software Corp. *	4,000	47
EPIQ Systems, Inc. *	825	16
Equinix, Inc. (a)*	2,565	299
eSPEED, Inc., Class A *	8,300	84
Euronet Worldwide, Inc. *	2,500	80
Exlservice Holdings, Inc. *	5,000	135
FactSet Research Systems, Inc.	3,750	264
Fair Isaac Corp.	7,744	294
FalconStor Software, Inc. *	1,200	17
Fidelity National Information Services, Inc.	16,314	752
Fiserv, Inc. *	15,300	848
Forrester Research, Inc. *	4,100	97
Gartner, Inc. *	10,300	226
Global Payments, Inc.	6,240	297
Google, Inc., Class A *	27,900	19,725
GSE Systems, Inc. *	424	4
Hewitt Associates, Inc., Class A *	9,425	333
iGATE Corp. *	9,600	84
Informatica Corp. *	6,700	114
InfoSpace, Inc.	3,872	75
infoUSA, Inc.	4,800	50
Interactive Intelligence, Inc. *	4,000	104
Internet Capital Group, Inc. *	350	4
Intervoice, Inc. *	1,678	16
Interwoven, Inc. *	5,925	84
Intuit, Inc. *	33,430	1,075
Iron Mountain, Inc. (a)*	14,680	510
See Financial Notes.  21

Schwab Total Stock Market Index Fund
Portfolio Holdings continued

	Number of	Value
Security	Shares	($ x 1,000)

j2 Global Communications, Inc. *	4,000	135
Jack Henry & Associates, Inc.	6,300	184
JDA Software Group, Inc. *	4,500	112
Kana Software, Inc. *	528	2
Lawson Software, Inc. *	14,500	164
LookSmart, Ltd. *	480	1
Macrovision Corp. *	3,100	74
Magma Design Automation, Inc. *	7,200	107
Manhattan Associates, Inc. *	4,300	130
ManTech International Corp., Class A *	5,000	199
MasterCard, Inc., Class A	10,000	1,896
MAXIMUS, Inc.	4,200	201
McAfee, Inc. *	14,445	597
Mentor Graphics Corp. *	8,200	131
MICROS Systems, Inc. *	11,000	790
Microsoft Corp.	800,850	29,479
MicroStrategy, Inc., Class A *	856	84
Midway Games, Inc. (a)*	5,600	17
Moldflow Corp. *	300	5
MoneyGram International, Inc.	7,500	120
Move, Inc. *	5,020	13
MPS Group, Inc. *	11,400	139
MSC.Software Corp. *	1,800	25
Napster, Inc. *	724	2
NAVTEQ Corp. *	8,600	664
NetScout Systems, Inc. *	7,300	113
Novell, Inc. *	25,600	194
Nuance Communications, Inc. *	1,974	44
NYFIX, Inc. *	750	3
Omniture, Inc. *	5,000	171
Openwave Systems, Inc.	7,771	31
OPNET Technologies, Inc. *	3,600	44
Oracle Corp. *	434,449	9,632
Parametric Technology Corp. *	8,680	166
Paychex, Inc.	32,400	1,354
Perot Systems Corp., Class A *	9,100	133
Phoenix Technologies Ltd. *	4,100	47
PLATO Learning, Inc. *	1,433	6
Progress Software Corp. *	4,200	137
Quality Systems, Inc.	2,000	72
Quest Software, Inc. *	7,700	134
Radiant Systems, Inc. *	3,800	62
RealNetworks, Inc. *	18,900	137
Red Hat, Inc. *	14,600	315
Renaissance Learning, Inc. (a)	2,100	29
S1 Corp. *	12,930	109
Saba Software, Inc. *	3,849	18
SAIC, Inc. *	9,500	187
Salesforce.com, Inc. *	8,500	479
Sapient Corp. *	9,100	64
SAVVIS, Inc. (a)*	4,000	151
Secure Computing Corp. *	3,200	32
SonicWALL, Inc. *	7,400	77
SourceForge, Inc. (a)*	4,527	12
SPSS, Inc. *	3,200	122
SRA International, Inc., Class A *	5,000	137
StarTek, Inc.	3,900	42
SumTotal Systems, Inc. *	463	2
SupportSoft, Inc. *	11,600	56
Sybase, Inc. *	19,036	544
Symantec Corp. *	93,673	1,759
Synopsys, Inc. *	13,684	387
Synplicity, Inc. *	4,200	26
Syntel, Inc.	2,500	106
Take-Two Interactive Software, Inc. (a)*	6,000	113
TeleCommunication Systems, Inc., Class A *	1,300	5
Think Partnership, Inc. *	5,600	10
THQ, Inc. *	5,425	147
TIBCO Software, Inc. *	16,000	147
Total System Services, Inc. (a)	16,300	488
Unisys Corp. *	27,600	168
United Online, Inc.	8,650	152
USinternetworking, Inc. *	1,100	—
ValueClick, Inc. *	8,500	231
VeriFone Holdings, Inc. *	6,600	326
VeriSign, Inc. *	20,875	712
Vignette Corp. *	3,394	59
VMware, Inc., Class A (a)*	30,000	3,745
WebMD Health Corp., Class A (a)*	5,600	257
Websense, Inc. *	7,500	138
Website Pros, Inc. *	223	2
Western Union Co.	62,932	1,387
Wind River Systems, Inc. *	10,060	126
Yahoo!, Inc. *	111,144	3,457

		113,374
Technology Hardware & Equipment 7.1%

3Com Corp. *	17,900	87
Adaptec, Inc. *	5,700	20
ADC Telecommunications, Inc. *	9,431	176
ADTRAN, Inc.	7,000	168
Agilent Technologies, Inc. *	39,317	1,449
Agilysys, Inc.	1,360	24
Alcatel-Lucent, ADR (a)	58,935	571
Amphenol Corp., Class A	17,600	779
Anaren, Inc. *	3,300	52
Andrew Corp. *	13,425	197
Anixter International, Inc. *	3,300	237
Apple, Inc. *	75,000	14,246
Arris Group, Inc. *	2,600	30
Arrow Electronics, Inc. *	12,000	480
Avici Systems, Inc.	375	3
Avid Technology, Inc. (a)*	3,756	110
Avnet, Inc. *	11,288	471
Avocent Corp. *	3,963	107
AVX Corp.	14,000	216
22  See Financial Notes.

Schwab Total Stock Market Index Fund
Portfolio Holdings continued

	Number of	Value
Security	Shares	($ x 1,000)

Aware, Inc. *	1,100	5
Bel Fuse, Inc., Class A	1,200	42
Bell Microproducts, Inc. *	1,000	6
Benchmark Electronics, Inc. *	4,830	99
Black Box Corp.	1,700	68
Blue Coat Systems, Inc. *	680	28
Brightpoint, Inc. *	4,454	72
Brocade Communications Systems, Inc. *	32,535	309
C-COR, Inc. *	3,100	38
CalAmp Corp. *	1,000	4
Checkpoint Systems, Inc. *	4,600	139
Ciena Corp. *	2,470	118
Cisco Systems, Inc. *	511,909	16,924
Cogent, Inc. *	7,500	111
Cognex Corp.	2,900	52
Coherent, Inc. *	1,300	43
Comarco, Inc.	500	3
CommScope, Inc. *	4,900	231
Comtech Telecommunications Corp. *	2,175	118
Corning, Inc.	121,807	2,956
Cosine Communications, Inc. *	730	2
CPI International, Inc. *	6,000	122
CTS Corp.	5,800	72
Daktronics, Inc. (a)	5,200	155
Data Domain, Inc. (a)*	4,500	155
DDi Corp. *	1	—
Dell, Inc. *	178,900	5,474
Diebold, Inc.	5,300	222
Dolby Laboratories, Inc., Class A *	8,800	365
Dycom Industries, Inc. *	3,300	93
Echelon Corp. *	3,700	82
Electro Scientific Industries, Inc. *	1,300	28
Electronics for Imaging, Inc. *	3,400	78
EMC Corp. *	199,686	5,070
EMS Technologies, Inc. *	1,000	28
Emulex Corp. *	5,900	128
Entertainment Distribution Co., Inc. *	2,300	2
Excel Technology, Inc. *	600	17
Extreme Networks, Inc. *	4,500	20
F5 Networks, Inc. *	6,600	238
Finisar Corp. *	7,900	18
Flextronics International Ltd. *	24,936	307
FLIR Systems, Inc. *	4,800	333
Foundry Networks, Inc. *	9,300	197
Frequency Electronics, Inc.	500	5
Gerber Scientific, Inc. *	5,400	60
Harmonic, Inc. *	6,342	78
Harris Corp.	14,000	848
Harris Stratex Networks, Inc., Class A *	700	13
Hewlett-Packard Co.	249,636	12,901
Hutchinson Technology, Inc. *	2,500	59
I.D. Systems, Inc. *	3,000	37
Imation Corp.	2,000	45
Immersion Corp. *	800	13
Ingram Micro, Inc., Class A *	13,400	285
Insight Enterprises, Inc. *	4,650	129
Intelli-Check, Inc. *	500	2
InterDigital, Inc. *	4,500	97
Intermec, Inc. *	5,600	142
International Business Machines Corp.	131,510	15,271
Iomega Corp. *	12,400	49
Itron, Inc. (a)*	2,500	269
Ixia *	5,200	54
Jabil Circuit, Inc.	15,400	335
JDS Uniphase Corp. (a)*	14,053	214
Juniper Networks, Inc. *	40,565	1,460
Keithley Instruments, Inc.	3,200	32
KEMET Corp. *	6,700	47
L-1 Identity Solutions, Inc. *	756	14
LaserCard Corp. *	1,000	10
LeCroy Corp. *	900	9
Lexmark International, Inc., Class A *	10,900	458
LightPath Technologies, Inc. *	75	—
Littelfuse, Inc. *	2,000	64
MasTec, Inc. *	5,350	84
Maxwell Technologies, Inc. (a)*	1,000	10
Measurement Specialties, Inc. *	700	19
Mercury Computer Systems, Inc. *	3,600	56
Merix Corp. *	3,700	26
Methode Electronics, Inc.	3,600	45
Mettler-Toledo International, Inc. *	3,200	340
MOCON, Inc.	600	7
Molex, Inc.	16,125	461
Motorola, Inc.	195,955	3,682
MRV Communications, Inc. *	4,307	12
MTS Systems Corp.	4,500	200
Multi-Fineline Electronix, Inc. *	2,500	36
National Instruments Corp.	5,675	184
NCR Corp. *	23,800	657
NETGEAR, Inc. *	3,000	106
Network Appliance, Inc. *	27,500	866
Network Equipment Technologies, Inc. *	5,000	74
Newport Corp. *	4,200	57
Oplink Communications, Inc. *	657	10
OSI Systems, Inc. *	3,700	93
Packeteer, Inc. *	6,100	53
Palm, Inc. (a)	8,638	78
Park Electrochemical Corp.	3,600	113
Parkervision, Inc. (a)*	400	6
PC Connection, Inc. *	5,500	81
PC-Tel, Inc. *	6,400	56
See Financial Notes.  23

Schwab Total Stock Market Index Fund
Portfolio Holdings continued

	Number of	Value
Security	Shares	($ x 1,000)

Performance Technologies, Inc. *	1,600	9
Photon Dynamics, Inc. *	3,400	35
Planar Systems, Inc. *	3,700	25
Plantronics, Inc.	4,000	109
Plexus Corp. *	3,700	95
Polycom, Inc. *	9,200	257
Powerwave Technologies, Inc. *	3,583	20
Presstek, Inc. *	1,100	8
Printronix, Inc.	2,400	38
QLogic Corp. *	17,044	265
QUALCOMM, Inc.	135,100	5,773
Quantum Corp. *	5,500	22
Radisys Corp. *	3,700	50
Research Frontiers, Inc. (a)*	800	12
Richardson Electronics Ltd.	1,300	10
Riverbed Technology, Inc. *	5,500	186
Rofin-Sinar Technologies, Inc. *	1,900	149
Rogers Corp. *	2,500	123
SanDisk Corp. *	11,000	488
Sanmina-SCI Corp. *	41,316	91
ScanSource, Inc. *	1,200	44
SCM Microsystems, Inc. *	1,200	4
SeaChange International, Inc. *	6,350	39
Seagate Technology	37,066	1,032
Sirenza Microdevices, Inc. *	1,300	22
Sonus Networks, Inc. *	19,400	134
Stratasys, Inc. *	2,700	70
Sun Microsystems, Inc. *	248,230	1,417
Sycamore Networks, Inc. *	27,900	119
Symmetricom, Inc. *	8,450	40
Synaptics, Inc. *	3,500	190
Tech Data Corp. *	5,300	208
Technitrol, Inc.	4,000	118
Tekelec *	8,700	115
Tektronix, Inc.	9,202	348
Tellabs, Inc. *	34,564	305
Teradata Corp. *	23,800	679
TESSCO Technologies, Inc. *	1,350	21
ThinkEngine Networks, Inc. *	2,600	3
Tollgrade Communications, Inc. *	3,600	29
Trimble Navigation Ltd. *	11,792	492
TTM Technologies, Inc. *	4,400	56
Tyco Electronics Ltd.	38,525	1,374
UTStarcom, Inc. (a)*	9,500	30
Vertel Corp. *	900	—
ViaSat, Inc. *	3,500	107
Vishay Intertechnology, Inc. *	36,688	462
Westell Technologies, Inc., Class A *	15,960	31
Western Digital Corp. *	18,700	485
Xerox Corp. *	69,700	1,216
Xybernaut Corp. (b)*	1,400	—
Zebra Technologies Corp., Class A *	6,375	249
Zygo Corp. *	3,500	41

		111,652
Telecommunication Services 3.2%

Alaska Communication Systems Group, Inc.	5,000	81
ALLTEL Corp.	30,587	2,176
American Tower Corp., Class A *	33,800	1,493
AT&T, Inc.	520,056	21,733
Atlantic Tele-Network, Inc.	3,250	117
Centennial Communications Corp. *	8,000	82
CenturyTel, Inc.	13,500	595
Cincinnati Bell, Inc. *	22,268	121
Citizens Communications Co.	37,119	488
Cogent Communications Group, Inc. *	3,900	108
Consolidated Communications Holdings, Inc.	2,500	50
Crown Castle International Corp. *	27,776	1,141
D&E Communications, Inc.	5,500	82
Dobson Communications Corp., Class A *	20,800	269
Embarq Corp.	11,576	613
General Communication, Inc., Class A *	10,500	123
HickoryTech Corp.	4,600	42
IDT Corp., Class B *	7,600	61
Iowa Telecommunications Services, Inc.	2,500	49
Kratos Defense & Security Solutions, Inc. *	1,800	5
Leap Wireless International, Inc. *	1,800	128
Level 3 Communications, Inc. *	93,000	282
Lynch Interactive Corp. *	9	34
NeuStar, Inc., Class A *	6,300	215
NII Holdings, Inc., Class B *	1,900	110
North Pittsburgh Systems, Inc.	3,500	85
NTELOS Holdings Corp.	3,000	91
Qwest Communications International, Inc. *	151,337	1,087
Rural Cellular Corp., Class A *	4,200	186
SBA Communications Corp., Class A *	9,300	331
Sprint Nextel Corp.	236,530	4,045
SureWest Communications	5,500	146
Syniverse Holdings, Inc. *	10,400	174
Telephone & Data Systems, Inc.	10,600	740
Time Warner Telecom, Inc., Class A *	14,000	325
United States Cellular Corp. *	6,100	574
USA Mobility, Inc. *	3,000	47
Verizon Communications, Inc.	247,572	11,406
Warwick Valley Telephone Co.	1,100	14
24  See Financial Notes.

Schwab Total Stock Market Index Fund
Portfolio Holdings continued

	Number of	Value
Security	Shares	($ x 1,000)

Windstream Corp.	31,624	425

		49,874
Transportation 1.7%

AirTran Holdings, Inc. *	5,800	60
Alaska Air Group, Inc. *	1,900	48
Alexander & Baldwin, Inc.	3,400	178
AMERCO *	900	58
AMR Corp. *	19,500	468
Arkansas Best Corp.	1,100	30
Atlas Air Worldwide Holdings, Inc. *	3,000	176
Avis Budget Group, Inc. *	8,372	175
Burlington Northern Santa Fe Corp.	30,300	2,641
C.H. Robinson Worldwide, Inc.	15,000	749
Con-way, Inc.	4,500	192
Continental Airlines, Inc., Class B *	10,000	343
CSX Corp.	36,700	1,643
Dollar Thrifty Automotive Group, Inc. *	3,500	121
Expeditors International of Washington, Inc.	16,200	820
ExpressJet Holdings, Inc. *	16,500	55
FedEx Corp.	24,063	2,487
Forward Air Corp.	2,600	85
Genco Shipping & Trading Ltd. (a)	5,500	395
Heartland Express, Inc.	8,941	125
Hertz Global Holdings, Inc. *	26,000	564
Horizon Lines, Inc., Class A	5,200	164
Hub Group, Inc., Class A *	4,400	112
J.B. Hunt Transport Services, Inc.	13,000	360
JetBlue Airways Corp. (a)*	11,962	109
Kansas City Southern *	5,050	195
Kirby Corp. *	5,600	256
Knight Transportation, Inc. (a)	4,050	65
Landstar System, Inc.	15,200	640
MAIR Holdings, Inc. *	1,100	6
Mesa Air Group, Inc. *	10,100	47
Midwest Air Group, Inc. (a)*	5,000	81
Norfolk Southern Corp.	34,500	1,782
Old Dominion Freight Line, Inc. *	4,050	91
Pacer International, Inc.	2,800	41
Park-Ohio Holdings Corp. *	2,600	62
Pinnacle Airlines Corp. *	7,500	119
Quixote Corp.	1,300	24
Republic Airways Holdings, Inc. *	7,500	160
Ryder System, Inc.	6,400	306
Saia, Inc. *	6,100	86
SkyWest, Inc.	4,000	109
Southwest Airlines Co.	64,125	911
UAL Corp. *	5,600	268
Union Pacific Corp.	22,000	2,817
United Parcel Service, Inc., Class B	91,480	6,870
US Airways Group, Inc. *	5,900	163
Werner Enterprises, Inc. (a)	5,832	111
YRC Worldwide, Inc. (a)*	5,004	123

		27,491
Utilities 3.3%

AGL Resources, Inc.	6,800	269
Allegheny Energy, Inc. *	14,400	873
ALLETE, Inc.	5,233	229
Alliant Energy Corp.	11,800	472
Ameren Corp.	15,100	816
American Electric Power Co., Inc.	33,820	1,630
Aqua America, Inc. (a)	4,894	114
Aquila, Inc. *	33,200	139
Atmos Energy Corp.	6,700	188
Avista Corp.	3,800	84
Black Hills Corp.	3,900	173
CenterPoint Energy, Inc. (a)	26,100	437
Central Vermont Public Service Corp.	6,200	197
CH Energy Group, Inc.	1,900	89
Cleco Corp.	3,400	90
CMS Energy Corp.	19,900	338
Consolidated Edison, Inc.	17,000	800
Constellation Energy Group	15,500	1,468
Dominion Resources, Inc.	24,740	2,267
DPL, Inc.	11,452	333
DTE Energy Co.	13,801	684
Duke Energy Corp.	102,856	1,972
Dynegy, Inc., Class A *	39,081	360
Edison International	37,710	2,193
El Paso Electric Co. *	5,300	129
Energen Corp.	5,200	333
Energy East Corp.	12,214	340
Entergy Corp.	15,700	1,882
Equitable Resources, Inc.	8,800	496
Exelon Corp.	54,474	4,509
FirstEnergy Corp.	28,217	1,967
Florida Public Utilites Co.	1,599	19
FPL Group, Inc.	32,900	2,251
Great Plains Energy, Inc. (a)	6,500	194
Hawaiian Electric Industries, Inc.	7,700	179
IDACORP, Inc.	4,200	146
Integrys Energy Group, Inc.	5,040	271
MDU Resources Group, Inc.	16,425	462
Mirant Corp. *	17,700	750
National Fuel Gas Co.	5,800	281
New Jersey Resources Corp.	4,150	204
Nicor, Inc.	3,000	130
NiSource, Inc.	22,864	468
Northeast Utilities	15,624	482
Northwest Natural Gas Co.	5,700	275
See Financial Notes.  25

Schwab Total Stock Market Index Fund
Portfolio Holdings continued

	Number of	Value
Security	Shares	($ x 1,000)

NRG Energy, Inc. *	14,000	639
NSTAR	7,734	272
OGE Energy Corp.	6,500	249
ONEOK, Inc.	12,900	644
Ormat Technologies, Inc.	2,800	151
Otter Tail Corp.	1,100	38
Pepco Holdings, Inc.	14,000	399
PG&E Corp.	29,900	1,463
Piedmont Natural Gas Co., Inc.	3,200	82
Pinnacle West Capital Corp.	6,800	275
PNM Resources, Inc.	5,500	138
PPL Corp.	32,500	1,680
Progress Energy, Inc.	21,159	1,016
Public Service Enterprise Group, Inc.	22,000	2,103
Puget Energy, Inc.	7,500	212
Questar Corp.	16,200	925
Reliant Energy, Inc. *	28,125	774
SCANA Corp.	10,405	422
Sempra Energy	21,675	1,333
Sierra Pacific Resources	20,476	345
Southern Co.	58,600	2,148
Southern Union Co.	9,874	311
Southwest Gas Corp.	3,600	107
TECO Energy, Inc.	23,700	399
The AES Corp. *	55,096	1,180
The Laclede Group, Inc.	3,300	115
UGI Corp.	10,700	285
UIL Holdings Corp.	3,166	111
Unisource Energy Corp.	3,800	120
Unitil Corp.	600	17
Vectren Corp.	5,766	162
Westar Energy, Inc.	8,200	218
WGL Holdings, Inc.	3,000	102
Wisconsin Energy Corp.	11,400	546
Xcel Energy, Inc. (a)	34,195	771

		51,735

Total Common Stock
(Cost $1,073,413)		1,559,111

Foreign Common Stock 0.2% of net assets

Bermuda 0.1%

Capital Goods 0.1%
Foster Wheeler Ltd. *	5,200	771
Consumer Durables & Apparel 0.0%
Helen of Troy Ltd. *	5,000	90
Consumer Services 0.0%
Orient-Express Hotels Ltd., Class A	1,600	103

		964
Cayman Islands 0.1%

Energy 0.1%
GlobalSantaFe Corp.	19,155	1,552
Singapore 0.0%

Semiconductors & Semiconductor Equipment 0.0%
Verigy Ltd. *	4,813	111
United Kingdom 0.0%

Transportation 0.0%
UTI Worldwide, Inc.	4,300	110

Total Foreign Common Stock
(Cost $1,070)		2,737

Preferred Stock 0.1% of net assets

Real Estate 0.1%

Simon Property Group, Inc.	19,520	2,032

Total Preferred Stock
(Cost $723)		2,032

Security	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

Short-Term Investments 0.9% of net assets

Commercial Paper & Other Obligations 0.8%

Wells Fargo, Grand Cayman
Time Deposit
4.75%, 11/01/07	14,143	14,143
U.S. Treasury Obligations 0.1%

U.S. Treasury Bill
4.24%, 12/20/07 (c)	110	110
3.92%, 12/20/07 (c)	730	726

		836

Total Short-Term Investments
(Cost $14,979)		14,979

End of Investments.
26  See Financial Notes.

	Number of	Value
Security	Shares	($ x 1,000)

Collateral Invested for Securities on Loan 3.5% of net assets
Securities Lending Investment Fund, a series of the Brown Brothers Investment Trust	54,830,367	54,830

End of collateral invested for securities on loan.
At 10/31/07 the tax basis cost of the fund’s investments was $1,090,527 and the unrealized appreciation and depreciation were $573,253 and ($84,921), respectively, with a net unrealized appreciation of $488,332.

*	Non-income producing security.
(a)	All or a portion of this security is on loan.
(b)	Fair-valued by Management.
(c)	All or a portion of this security is held as collateral for open futures contracts.
(d)	Issuer is affiliated with the fund’s adviser.
ADR — American Depositary Receipt
In addition to the above, the fund held the following at 10/31/07. All numbers are x 1,000 except number of futures contracts.

	Number of	Contract	Unrealized
	Contracts	Value	Gains

Futures Contracts

Russell 2000 Index, e-mini, Long, expires 12/21/07	35	2,913	151
S & P 500 Index, e-mini, Long, expires 12/21/07	130	10,107	370

			521
See Financial Notes.  27

Item 7: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable.
Item 8: Portfolio Managers of Closed-End Management Investment Companies.
Not applicable.
Item 9: Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
Not applicable.
Item 10: Submission of Matters to a Vote of Security Holders.
Not applicable.
Item 11: Controls and Procedures.
(a)	Based on their evaluation of Registrant’s disclosure controls and procedures, as of a date within 90 days of the filing date, Registrant’s Chief Executive Officer, Randall W. Merk and Registrant’s Principal Financial Officer, George Pereira, have concluded that Registrant’s disclosure controls and procedures are: (i) reasonably designed to ensure that information required to be disclosed in this report is appropriately communicated to Registrant’s officers to allow timely decisions regarding disclosures required in this report; (ii) reasonably designed to ensure that information required to be disclosed in this report is recorded, processed, summarized and reported in a timely manner; and (iii) are effective in achieving the goals described in (i) and (ii) above.

(b)	During the second fiscal quarter of the period covered by this report, there have been no changes in Registrant’s internal control over financial reporting that the above officers believe to have materially affected, or to be reasonably likely to materially affect, Registrant’s internal control over financial reporting.
Item 12: Exhibits.
(a)	(1) Registrant’s code of ethics (that is the subject of the disclosure required by Item 2(a)) is attached.
(2)	Separate certifications for Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the 1940 Act, are attached.

(3)	Not applicable.

(b)	A certification for Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(b) under the 1940 Act, is attached. This certification is being furnished to the Securities and Exchange Commission solely pursuant to 18 U.S.C. section 1350 and is not being filed as part of the Form N-CSR with the Commission.
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
(Registrant) Schwab Capital Trust

By:	/s/ Randall W. Merk Randall W. Merk Chief Executive Officer
Date: December 12, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Randall W. Merk Randall W. Merk Chief Executive Officer
Date: December 12, 2007

By:	/s/ George Pereira George Pereira Principal Financial Officer
Date: December 12, 2007